UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08918

HC Capital Trust
(Exact name of Registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor, West Conshohocken, PA 19428 .
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219 .
(Name and address of agent for service)

Registrant's telephone number, including area code:	(800) 242-9596

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2021

Item 1. Reports to Stockholders.

Semiannual Report (Unaudited)

The Value Equity Portfolio
The Growth Equity Portfolio
The Institutional U.S. Equity Portfolio
The Small Capitalization-Mid Capitalization Equity Portfolio
The ESG Growth Portfolio
The Catholic SRI Growth Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Core Fixed Income Portfolio
The Corporate Opportunities Portfolio
The U.S. Government Fixed Income Securities Portfolio
The U.S. Corporate Fixed Income Securities Portfolio
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
The Short-Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond II Portfolio

December 31, 2021

December 31, 2021

We are pleased to present the December 31, 2021 Semiannual Report for the HC Capital Trust (the “Trust”).

The Trust is an open-end management investment company. As of December 31, 2021, the Trust consisted of seventeen separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”). Each Specialist Manager is subject to the supervision of HC Capital Solutions, an operating division of Hirtle Callaghan & Co., LLC, which serves as the Trust’s primary investment adviser and to the general oversight of the Trust’s Board of Trustees.

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Institutional U.S. Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization-Mid Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small and mid-capitalization companies.

The ESG Growth Portfolio, seeks to maximize total return subject to emphasizing environmental, social and governance (“ESG”) focused investments.

The Catholic SRI Growth Portfolio, seeks to maximize total return integrating a range of social and moral concerns into its security selection process.

The International Equity Portfolio, seeks to maximize total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Institutional International Equity Portfolio, seeks to maximize total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Emerging Markets Portfolio, seeks total return, primarily through capital appreciation, by investing in a diversified portfolio of securities issued by companies domiciled, or doing a substantial portion of their business, in countries with a developing or emerging economy or securities market.

The Core Fixed Income Portfolio, seeks current income, consistent with the preservation of capital, by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Corporate Opportunities Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

The U.S. Government Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of U.S. Treasury and government related fixed income securities.

The U.S. Corporate Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.

The Short-Term Municipal Bond Portfolio, seeks a high level of current income exempt from Federal income tax, consistent with preservation of capital, by investing primarily in securities issued by municipalities and related securities.

The Intermediate Term Municipal Bond Portfolio, seeks a high level of current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

The Intermediate Term Municipal Bond II Portfolio, seeks a high level of current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

HC CAPITAL TRUST	Semiannual Report (Unaudited)

December 31, 2021

Table of Contents

Portfolios of Investments	1
Statements of Assets and Liabilities	237
Statements of Operations	242
Statements of Changes in Net Assets	247
Financial Highlights	253
Notes to Financial Statements	260
Additional Information	293

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.43%
	Aerospace & Defense — 1.25%
3,065	HEICO Corp.	$442
1,057	L3Harris Technologies, Inc.	225
5,411	Lockheed Martin Corp.	1,923
747	Northrop Grumman Corp.	289
18,437	Raytheon Technologies Corp.	1,587
6,782	Spirit Aerosystems Holdings, Inc., Class - A	292
8,457	The Boeing Co.(a)	1,703
4,528	TransDigm Group, Inc.(a)	2,881
		9,342
	Air Freight & Logistics — 0.70%
305	Expeditors International of Washington, Inc.	41
4,786	FedEx Corp.	1,238
1,886	GXO Logistics, Inc.(a)	171
16,845	United Parcel Service, Inc., Class - B	3,611
1,886	XPO Logistics, Inc.(a)	146
		5,207
	Airlines — 0.20%
2,805	Alaska Air Group, Inc.(a)	146
2,097	Copa Holdings SA, Class - A(a)	173
14,344	Delta Air Lines, Inc.(a)	561
9,703	JetBlue Airways Corp.(a)	138
10,506	Southwest Airlines Co.(a)	450
		1,468
	Auto Components — 0.42%
585	Gentex Corp.	20
12,500	Lear Corp.	2,288
37,827	The Goodyear Tire & Rubber Co.(a)	806
		3,114
	Automobiles — 2.07%
7,064	General Motors Co.(a)	414
8,781	Rivian Automotive, Inc., Class - A(a)	911
13,437	Tesla, Inc.(a)	14,200
		15,525
	Banks — 4.30%
232,714	Bank of America Corp.	10,354
16,687	Bank OZK	776
18,854	Citigroup, Inc.	1,139
1,826	Citizens Financial Group, Inc.	86
15,989	Comerica, Inc.	1,391
625	Commerce Bancshares, Inc.	43
1,552	Cullen/Frost Bankers, Inc.	196
3,013	East West Bancorp, Inc.	237
13,076	Fifth Third Bancorp	569
6,815	First Hawaiian, Inc.	186
1,892	First Republic Bank	391
41,225	Huntington Bancshares, Inc.	636
52,407	JPMorgan Chase & Co.	8,299

Shares	Security Description	Value (000)
	Banks (continued)
17,314	KeyCorp	$400
2,282	M&T Bank Corp.	350
10,303	People’s United Financial, Inc.	184
8,270	PNC Financial Services Group, Inc.	1,658
710	SVB Financial Group(a)	482
42,174	Synovus Financial Corp.	2,019
32,258	Truist Financial Corp.	1,889
9,426	Umpqua Holdings Corp.	181
3,073	Wells Fargo & Co.	147
9,321	Zions Bancorp NA	589
		32,202
	Beverages — 1.58%
4,600	Brown-Forman Corp., Class - B	335
2,846	Constellation Brands, Inc., Class - A	714
6,891	Keurig Dr Pepper, Inc.	254
4,530	Monster Beverage Corp.(a)	435
28,839	PepsiCo, Inc.	5,010
85,987	The Coca-Cola Co.	5,091
		11,839
	Biotechnology — 2.17%
34,760	AbbVie, Inc.	4,707
2,223	Alnylam Pharmaceuticals, Inc.(a)	377
14,171	Amgen, Inc.	3,188
2,865	Biogen, Inc.(a)	687
3,298	Moderna, Inc.(a)	838
5,614	Sage Therapeutics, Inc.(a)	239
4,223	Sarepta Therapeutics, Inc.(a)	380
8,247	Seagen, Inc.(a)	1,275
17,938	United Therapeutics Corp.(a)	3,876
3,143	Vertex Pharmaceuticals, Inc.(a)	690
		16,257
	Building Products — 0.69%
10,045	A.O. Smith Corp.	862
21,311	Carrier Global Corp.	1,156
13,273	Johnson Controls International PLC	1,079
6,549	Masco Corp.	460
7,831	Trane Technologies PLC	1,582
		5,139
	Capital Markets — 2.54%
4,496	Affiliated Managers Group, Inc.	740
2,506	Ameriprise Financial, Inc.	756
2,656	Ares Management Corp., Class - A	216
4,582	BlackRock, Inc., Class - A	4,195
1,669	CME Group, Inc.	381
4,721	Evercore, Inc., Class - A	641
16,955	Franklin Resources, Inc.	568
2,293	Interactive Brokers Group, Inc., Class - A	182
1,491	Intercontinental Exchange, Inc.	204

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
9,972	Invesco Ltd.	$230
9,493	KKR & Co., Inc.	707
20,369	Morgan Stanley	1,999
686	Morningstar, Inc.	235
629	Nasdaq, Inc.	132
3,423	Northern Trust Corp.	409
7,695	State Street Corp.	716
7,780	T. Rowe Price Group, Inc.	1,530
25,629	The Charles Schwab Corp.	2,155
7,506	The Goldman Sachs Group, Inc.	2,871
4,599	Virtu Financial, Inc., Class - A	133
		19,000
	Chemicals — 1.51%
9,702	Air Products & Chemicals, Inc.	2,951
4,923	Axalta Coating Systems Ltd.(a)	163
1,640	Celanese Corp., Series A	276
33,476	CF Industries Holdings, Inc.	2,369
9,311	Corteva, Inc.	440
9,217	Dow, Inc.	523
13,149	DuPont de Nemours, Inc.	1,062
7,173	LyondellBasell Industries N.V., Class - A	662
24,876	Olin Corp.	1,431
6,716	PPG Industries, Inc.	1,158
1,538	The Scotts Miracle-Gro Co.	248
		11,283
	Commercial Services & Supplies — 1.00%
11,948	Clean Harbors, Inc.(a)	1,192
27,349	Copart, Inc.(a)	4,146
3,003	IAA, Inc.(a)	152
3,003	KAR Auction Services, Inc.(a)	47
1,270	Republic Services, Inc.	177
2,747	Stericycle, Inc.(a)	164
9,682	Waste Management, Inc.	1,616
		7,494
	Communications Equipment — 0.84%
90,637	Cisco Systems, Inc.	5,744
31,124	Commscope Holding, Inc.(a)	344
774	Motorola Solutions, Inc.	210
		6,298
	Construction & Engineering — 0.09%
3,578	AECOM(a)	277
841	Arcosa, Inc.	44
717	Jacobs Engineering Group, Inc.	100
2,295	Quanta Services, Inc.	263
		684

Shares	Security Description	Value (000)
	Construction Materials — 0.15%
1,351	Martin Marietta Materials, Inc.	$595
2,578	Vulcan Materials Co.	535
		1,130
	Consumer Finance — 1.04%
20,867	American Express Co.	3,414
20,025	Capital One Financial Corp.	2,905
6,409	Discover Financial Services	741
14,450	OneMain Holdings, Inc.	723
		7,783
	Containers & Packaging — 0.44%
262	AptarGroup, Inc.	32
27	Avery Dennison Corp.	6
22,939	Ball Corp.	2,209
10,608	International Paper Co.	498
2,050	Packaging Corporation of America	279
2,320	Silgan Holdings, Inc.	99
2,452	Sonoco Products Co.	142
		3,265
	Distributors — 0.07%
3,827	Genuine Parts Co.	537
	Diversified Consumer Services — 0.27%
12,786	Bright Horizons Family Solutions, Inc.(a)	1,609
7,498	H&R Block, Inc.	177
3,097	Service Corporation International	220
		2,006
	Diversified Financial Services — 0.99%
21,024	Berkshire Hathaway, Inc., Class - B(a)	6,287
14,613	Equitable Holdings, Inc.	479
17,093	Jefferies Financial Group, Inc.	663
		7,429
	Diversified Telecommunication Services — 0.58%
48,429	AT&T, Inc.	1,191
50,123	Lumen Technologies, Inc.	629
48,924	Verizon Communications, Inc.	2,542
		4,362
	Electric Utilities — 1.48%
1,604	Alliant Energy Corp.	99
30,034	American Electric Power Co., Inc.	2,672
7,685	Duke Energy Corp.	806
1,914	Edison International	131
9,746	Eversource Energy	887
9,106	Exelon Corp.	526
3,311	Hawaiian Electric Industries, Inc.	137
35,480	NextEra Energy, Inc.	3,312
32,159	The Southern Co.	2,205
4,017	Xcel Energy, Inc.	272
		11,047

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Equipment — 0.70%
3,350	AMETEK, Inc.	$493
12,355	Eaton Corp. PLC	2,135
16,658	Emerson Electric Co.	1,549
11,167	Fluence Energy, Inc.(a)	397
3,984	Regal Rexnord Corp.	678
		5,252
	Electronic Equipment, Instruments & Components — 0.07%
769	Arrow Electronics, Inc.(a)	103
512	Dolby Laboratories, Inc., Class - A	49
1,050	Keysight Technologies, Inc.(a)	217
431	Teledyne Technologies, Inc.(a)	188
		557
	Energy Equipment & Services — 0.57%
26,930	Halliburton Co.	616
12,675	Helmerich & Payne, Inc.	300
251,709	Patterson-UTI Energy, Inc.	2,127
42,009	Schlumberger Ltd.	1,258
		4,301
	Entertainment — 1.44%
2,063	Activision Blizzard, Inc.	137
2,970	Liberty Media Corp. - Liberty Formula One, Class - C(a)	188
7,509	Netflix, Inc.(a)	4,524
1,437	Roku, Inc.(a)	328
36,143	The Walt Disney Co.(a)	5,598
		10,775
	Equity Real Estate Investment Trusts — 2.98%
992	Alexandria Real Estate Equities, Inc.	221
3,172	American Campus Communities, Inc.	182
3,688	American Homes 4 Rent, Class - A	161
5,297	American Tower Corp.	1,549
566	Apartment Income REIT Corp.	31
2,773	Boston Properties, Inc.	319
27,975	Brixmor Property Group, Inc.	711
7,024	Camden Property Trust	1,255
7,417	Crown Castle International Corp.	1,548
5,913	CubeSmart	337
11,311	CyrusOne, Inc.	1,015
968	Digital Realty Trust, Inc.	171
6,566	Duke Realty Corp.	431
744	Equinix, Inc.	629
2,122	Equity Lifestyle Properties, Inc.	186
507	Essex Property Trust, Inc.	179
2,294	Extra Space Storage, Inc.	520
1,385	Federal Realty Investment Trust	189
26,253	Healthcare Trust of America, Inc., Class - A	877
12,588	Healthpeak Properties, Inc.	454

Shares	Security Description	Value (000)
	Equity Real Estate Investment Trusts (continued)
10,627	Invitation Homes, Inc.	$482
5,259	Iron Mountain, Inc.	275
4,087	JBG SMITH Properties	117
21,155	Kimco Realty Corp.	521
846	Lamar Advertising Co., Class - A	103
3,183	Life Storage, Inc.	488
6,040	Medical Properties Trust, Inc.	143
2,029	Mid-America Apartment Communities, Inc.	466
2,890	Omega Healthcare Investors, Inc.	86
82,052	Parks Hotels & Resorts, Inc.(a)	1,549
10,542	Prologis, Inc.	1,774
2,688	Public Storage	1,007
19,572	Realty Income Corp.	1,401
6,543	Rexford Industrial Realty, Inc.	531
1,367	Sun Communities, Inc.	287
35,601	The Macerich Co.	615
4,609	UDR, Inc.	276
8,362	VICI Properties, Inc.	252
16,526	Vornado Realty Trust	692
1,917	Welltower, Inc.	164
1,573	WP Carey, Inc.	129
		22,323
	Food & Staples Retailing — 1.06%
3,254	Casey’s General Stores, Inc.	642
1,943	Costco Wholesale Corp.	1,103
9,412	Sysco Corp.	739
9,040	The Kroger Co.	409
34,781	Walmart, Inc.	5,033
		7,926
	Food Products — 0.79%
13,782	Archer-Daniels-Midland Co.	931
3,437	Campbell Soup Co.	149
16,807	Conagra Brands, Inc.	574
5,689	Flowers Foods, Inc.	156
12,760	General Mills, Inc.	860
2,450	Hormel Foods Corp.	120
10,284	Kellogg Co.	662
9,502	Mondelez International, Inc., Class - A	630
1,277	Post Holdings, Inc.(a)	144
6,350	The Hain Celestial Group, Inc.(a)	271
1,964	The Hershey Co.	380
13,887	The Kraft Heinz Co.	499
6,256	Tyson Foods, Inc., Class - A	545
		5,921
	Gas Utilities — 0.01%
808	Atmos Energy Corp.	85

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies — 2.79%
48,674	Abbott Laboratories	$6,851
1,636	Align Technology, Inc.(a)	1,075
2,461	Baxter International, Inc.	211
4,797	Becton, Dickinson & Co.	1,206
3,501	Danaher Corp.	1,152
5,780	DENTSPLY SIRONA, Inc.	322
783	Dexcom, Inc.(a)	420
2,250	Edwards Lifesciences Corp.(a)	291
699	ICU Medical, Inc.(a)	166
1,653	IDEXX Laboratories, Inc.(a)	1,088
1,719	Intuitive Surgical, Inc.(a)	618
37,605	Medtronic PLC	3,891
3,499	Penumbra, Inc.(a)	1,005
1,498	STERIS PLC	365
6,183	Stryker Corp.	1,654
2,387	Tandem Diabetes Care, Inc.(a)	359
212	Teleflex, Inc.	70
352	The Cooper Companies, Inc.	147
		20,891
	Health Care Providers & Services — 2.62%
3,127	AmerisourceBergen Corp.	416
4,252	Anthem, Inc.	1,971
24,101	Centene Corp.(a)	1,986
12,651	Cigna Corp.	2,904
14,322	CVS Health Corp.	1,477
1,535	DaVita, Inc.(a)	175
2,167	Encompass Health Corp.	141
4,756	HCA Healthcare, Inc.	1,222
2,789	Humana, Inc.	1,294
2,131	Laboratory Corporation of America Holdings(a)	670
4,072	McKesson Corp.	1,012
992	Molina Heathcare, Inc.(a)	316
2,928	Quest Diagnostics, Inc.	507
11,048	UnitedHealth Group, Inc.	5,547
		19,638
	Health Care Technology — 0.43%
1,939	Cerner Corp.	180
11,861	Veeva Systems, Inc., Class - A(a)	3,030
		3,210
	Hotels, Restaurants & Leisure — 1.66%
2,249	Darden Restaurants, Inc.	339
148	Hilton Worldwide Holdings, Inc.(a)	23
22,330	Hyatt Hotels Corp., Class - A(a)	2,141
1,434	Marriott International, Inc., Class - A(a)	237
20,166	McDonald’s Corp.	5,406
6,858	MGM Resorts International	308
5,125	Six Flags Entertainment Corp.(a)	218
30,827	Starbucks Corp.	3,606

Shares	Security Description	Value (000)
	Hotels, Restaurants & Leisure (continued)
546	Vail Resorts, Inc.	$179
		12,457
	Household Durables — 0.50%
6,524	Bath & Body Works, Inc.	455
3,443	D.R. Horton, Inc.	373
3,121	Garmin Ltd.	425
3,252	Leggett & Platt, Inc.	134
6,964	Lennar Corp., Class - A	809
83	Lennar Corp., Class - B	8
4,132	PulteGroup, Inc.	236
17,676	Toll Brothers, Inc.	1,280
		3,720
	Household Products — 1.63%
2,171	Church & Dwight Co., Inc.	223
18,619	Kimberly-Clark Corp.	2,661
428	Spectrum Brands Holdings, Inc.	44
1,218	The Clorox Co.	212
55,572	The Procter & Gamble Co.	9,090
		12,230
	Independent Power and Renewable Electricity Producers — 0.08%
26,502	Vistra Corp.	603
	Industrial Conglomerates — 0.74%
12,155	3M Co.	2,159
16,050	Honeywell International, Inc.	3,347
41	Roper Technologies, Inc.	20
		5,526
	Insurance — 1.79%
23,465	Aflac, Inc.	1,370
560	Aon PLC, Class - A	168
3,483	Arthur J. Gallagher & Co.	591
1,195	Assurant, Inc.	186
1,344	Brown & Brown, Inc.	94
3,252	Cincinnati Financial Corp.	371
52,976	Fidelity National Financial, Inc.	2,764
9,177	Lincoln National Corp.	626
2,577	Marsh & McLennan Companies, Inc.	448
2,536	Mercury General Corp.	135
26,353	MetLife, Inc.	1,647
7,077	Old Republic International Corp.	174
6,114	Prudential Financial, Inc.	662
26,534	The Allstate Corp.	3,122
2,945	The Progressive Corp.	302
2,164	W.R. Berkley Corp.	178
2,293	Willis Towers Watson PLC	545
		13,383

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Interactive Media & Services — 6.56%
6,267	Alphabet, Inc., Class - A(a)	$18,157
4,583	Alphabet, Inc., Class - C(a)	13,261
51,914	Meta Platforms, Inc., Class - A(a)	17,462
3,559	Zillow Group, Inc., Class - C(a)	227
		49,107
	Internet & Direct Marketing Retail — 3.61%
7,778	Amazon.com, Inc.(a)	25,935
15,824	eBay, Inc.	1,052
		26,987
	IT Services — 4.28%
2,831	Accenture PLC, Class - A	1,174
2,108	Akamai Technologies, Inc.(a)	247
1,853	Cognizant Technology Solutions Corp.	164
8,471	EPAM Systems, Inc.(a)	5,662
642	Fidelity National Information Services, Inc.	70
13,957	GoDaddy, Inc., Class - A(a)	1,184
18,311	MasterCard, Inc., Class - A	6,580
14,603	Okta, Inc.(a)	3,274
6,910	Paychex, Inc.	943
34,290	PayPal Holdings, Inc.(a)	6,466
10,501	The Western Union Co.	187
4,247	VeriSign, Inc.(a)	1,078
23,246	Visa, Inc., Class - A	5,038
43	WEX, Inc.(a)	6
		32,073
	Leisure Products — 0.14%
1,780	Brunswick Corp.	179
2,849	Hasbro, Inc.	290
10,271	Mattel, Inc.(a)	221
3,276	Polaris, Inc.	361
		1,051
	Life Sciences Tools & Services — 1.25%
4,371	Agilent Technologies, Inc.	698
398	Bio-Rad Laboratories, Inc., Class - A(a)	301
1,294	Bruker Corp.	109
438	Charles River Laboratories International, Inc.(a)	165
710	IQVIA Holdings, Inc.(a)	200
8,917	Maravai LifeSciences Holdings, Inc., Class - A(a)	374
2,796	Mettler-Toledo International, Inc.(a)	4,744
485	PerkinElmer, Inc.	98
2,339	QIAGEN N.V.(a)	130
3,456	Thermo Fisher Scientific, Inc.	2,306
720	Waters Corp.(a)	268
		9,393
	Machinery — 1.42%
11,054	AGCO Corp.	1,282

Shares	Security Description	Value (000)
	Machinery (continued)
12,196	Caterpillar, Inc.	$2,520
4,945	Colfax Corp.(a)	227
5,428	Cummins, Inc.	1,184
53	Donaldson Companies, Inc.	3
4,752	Dover Corp.	863
1,740	Fortive Corp.	133
28	IDEX Corp.	7
6,910	Ingersoll-Rand, Inc.	428
1,442	ITT, Inc.	147
1,244	Nordson Corp.	318
17,062	Oshkosh Corp.	1,923
7,507	Otis Worldwide Corp.	654
1,693	Parker Hannifin Corp.	539
2,490	The Timken Co.	173
1,711	Westinghouse Air Brake Technologies Corp.	158
485	Xylem, Inc.	58
		10,617
	Media — 1.00%
1,042	Charter Communications, Inc., Class - A(a)	679
108,767	Comcast Corp., Class - A	5,475
4,889	Fox Corp., Class - A	180
2,709	Liberty Broadband Corp., Class - C(a)	436
3,789	Omnicom Group, Inc.	278
15,400	ViacomCBS, Inc., Class - B	465
		7,513
	Metals & Mining — 0.29%
18,550	Newmont Corp.	1,150
8,225	Nucor Corp.	939
1,912	Steel Dynamics, Inc.	119
		2,208
	Mortgage Real Estate Investment Trusts — 0.11%
24,106	AGNC Investment Corp.	363
40,328	Annaly Capital Management, Inc.	315
15,165	New Residential Investment Corp.	162
		840
	Multiline Retail — 0.69%
952	Dollar General Corp.	225
4,169	Dollar Tree, Inc.(a)	586
5,126	Ollie’s Bargain Outlet Holdings, Inc.(a)	262
17,745	Target Corp.	4,107
		5,180
	Multi-Utilities — 0.91%
2,674	Ameren Corp.	238
1,937	CMS Energy Corp.	126
1,642	Consolidated Edison, Inc.	140
24,990	Dominion Energy, Inc.	1,963
1,043	DTE Energy Co.	125
72,854	NiSource, Inc.	2,012

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-Utilities (continued)
5,865	Public Service Enterprise Group, Inc.	$391
951	Sempra Energy	126
17,371	WEC Energy Group, Inc.	1,686
		6,807
	Oil, Gas & Consumable Fuels — 1.89%
19,551	Antero Midstream Corp.	189
7,263	Cheniere Energy, Inc.	737
19,851	Chevron Corp.	2,331
5,077	ConocoPhillips	366
45,056	Continental Resources, Inc.	2,017
64,421	Coterra Energy, Inc.	1,224
30,851	Devon Energy Corp.	1,359
521	DT Midstream, Inc.	25
3,995	EOG Resources, Inc.	355
7,396	EQT Corp.(a)	161
10,122	Exxon Mobil Corp.	619
16,993	Hess Corp.	1,258
11,538	Marathon Petroleum Corp.	738
26,124	Occidental Petroleum Corp.	757
6,401	ONEOK, Inc.	376
6,951	Targa Resources Corp.	363
41,203	The Williams Companies, Inc.	1,073
2,242	Valero Energy Corp.	168
		14,116
	Paper & Forest Products — 0.00%
964	Sylvamo Corp.(a)	27
	Personal Products — 0.08%
1,700	The Estee Lauder Companies, Inc.	629
	Pharmaceuticals — 3.64%
39,997	Bristol-Myers Squibb Co.	2,494
1,441	Catalent, Inc.(a)	184
4,682	Elanco Animal Health, Inc.(a)	133
19,272	Eli Lilly & Co.	5,323
1,000	Jazz Pharmaceuticals PLC(a)	127
44,819	Johnson & Johnson	7,667
64,349	Merck & Co., Inc.	4,932
6,434	Organon & Co.	196
99,288	Pfizer, Inc.	5,863
8,926	Viatris, Inc.	121
790	Zoetis, Inc.	193
		27,233
	Professional Services — 0.71%
26,820	CoStar Group, Inc.(a)	2,120
1,081	Equifax, Inc.	317
950	IHS Markit Ltd.	126
1,829	Leidos Holdings, Inc.	163
825	Robert Half International, Inc.	92

Shares	Security Description	Value (000)
	Professional Services (continued)
10,910	Verisk Analytics, Inc., Class - A	$2,494
		5,312
	Real Estate Management & Development — 0.09%
1,691	CBRE Group, Inc., Class - A(a)	183
4,563	Howard Hughes Corp.(a)	465
		648
	Road & Rail — 1.06%
327	AMERCO	237
4,011	CSX Corp.	151
2,655	Knight-Swift Transportation Holdings, Inc.	162
5,345	Norfolk Southern Corp.	1,591
1,462	Old Dominion Freight Line, Inc.	524
7,527	Ryder System, Inc.	620
18,473	Union Pacific Corp.	4,655
		7,940
	Semiconductors & Semiconductor Equipment — 5.29%
12,968	Advanced Micro Devices, Inc.(a)	1,866
3,728	Analog Devices, Inc.	655
21,151	Applied Materials, Inc.	3,329
2,567	Broadcom, Inc.	1,708
4,459	Enphase Energy, Inc.(a)	816
113,563	Intel Corp.	5,849
3,302	KLA Corp.	1,420
1,129	Lam Research Corp.	812
6,083	Marvell Technology, Inc.	532
2,758	Micron Technology, Inc.	257
50,260	NVIDIA Corp.	14,783
7,270	QUALCOMM, Inc.	1,329
3,842	Skyworks Solutions, Inc.	596
23,905	Texas Instruments, Inc.	4,506
6,964	Universal Display Corp.	1,149
115	Xilinx, Inc.	24
		39,631
	Software — 10.65%
12,361	Adobe, Inc.(a)	7,009
10,190	Autodesk, Inc.(a)	2,865
1,261	Bill.com Holdings, Inc.(a)	314
27,227	Manhattan Associates, Inc.(a)	4,234
139,124	Microsoft Corp.	46,791
22,073	Nuance Communications, Inc.(a)	1,221
56,988	Oracle Corp.	4,970
8,321	PAYCOM Software, Inc.(a)	3,455
8,384	RingCentral, Inc., Class - A(a)	1,571
4,117	Salesforce.com, Inc.(a)	1,046
8,243	ServiceNow, Inc.(a)	5,351
668	Synopsys, Inc.(a)	246
3,152	Zoom Video Communications, Inc., Class - A(a)	580
		79,653

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail — 2.62%
1,187	Advance Auto Parts, Inc.	$285
2,829	AutoNation, Inc.(a)	331
22	AutoZone, Inc.(a)	46
7,757	Best Buy Co., Inc.	788
631	Burlington Stores, Inc.(a)	184
4,224	CarMax, Inc.(a)	550
4,609	Dick’s Sporting Goods, Inc.	530
923	Five Below, Inc.(a)	191
36,426	Floor & Decor Holdings, Inc., Class - A(a)	4,736
3,466	Foot Locker, Inc.	151
3,541	Lowe’s Companies, Inc.	915
7,287	Penske Automotive Group, Inc.	781
1,818	Ross Stores, Inc.	208
17,296	The Home Depot, Inc.	7,178
21,249	The TJX Companies, Inc.	1,613
2,059	Tractor Supply Co.	491
2,174	Victoria’s Secret & Co.(a)	121
3,016	Williams-Sonoma, Inc.	510
		19,609
	Technology Hardware, Storage & Peripherals — 7.29%
285,736	Apple, Inc.	50,739
83,952	HP, Inc.	3,163
2,448	NetApp, Inc.	225
6,217	Western Digital Corp.(a)	405
		54,532
	Textiles, Apparel & Luxury Goods — 0.54%
6,619	Capri Holdings Ltd.(a)	430
1,404	Carter’s, Inc.	142
30,504	Hanesbrands, Inc.	510
9,274	NIKE, Inc., Class - B	1,545
1,533	Ralph Lauren Corp.	182
7,801	Tapestry, Inc.	317
12,187	Under Armour, Inc., Class - C(a)	220
9,099	V.F. Corp.	666
		4,012

Shares	Security Description	Value (000)
	Tobacco — 0.31%
36,600	Altria Group, Inc.	$1,734
6,325	Philip Morris International, Inc.	601
		2,335
	Trading Companies & Distributors — 0.36%
19,931	Fastenal Co.	1,276
1,130	Watsco, Inc.	354
8,335	WESCO International, Inc.(a)	1,097
		2,727
	Water Utilities — 0.03%
1,178	American Water Works Co., Inc.	222
	Wireless Telecommunication Services — 0.37%
23,667	T-Mobile US, Inc.(a)	2,745
	Total Common Stocks	744,356
	Investment Company — 0.19%
1,392,741	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(b)	1,393
	Total Investment Company	1,393
	Purchased Options on Futures — 0.02%
	Total Purchased Options on Futures	148
	Total Investments (cost $310,783) — 99.64%	745,897
	Other assets in excess of liabilities — 0.36%	2,683
	Net Assets — 100.00%	$748,580

(a)	Represents non-income producing security.

(b)	Annualized 7-day yield as of period-end.

As of December 31, 2021, 100% of the Portfolio’s net assets were managed by Parametric Portfolio Associates, LLC.

REIT—Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2021.

Futures Contracts Purchased^^^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	7	3/18/22	$1,665	$23
E-Mini S&P Midcap 400 Future	3	3/18/22	851	14
			$2,516	$37
	Total Unrealized Appreciation			$37
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$37

^^^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of December 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	9	$1,844	$4,100.00	1/21/22	$(1)
E-Mini S&P 500 Future Option	Put	4	828	4,140.00	1/21/22	(1)
E-Mini S&P 500 Future Option	Put	4	834	4,170.00	1/21/22	(1)
E-Mini S&P 500 Future Option	Put	4	836	4,180.00	1/21/22	(1)
E-Mini S&P 500 Future Option	Put	8	1,708	4,270.00	1/21/22	(2)
E-Mini S&P 500 Future Option	Put	8	1,732	4,330.00	1/21/22	(3)
E-Mini S&P 500 Future Option	Put	4	810	4,050.00	1/21/22	(1)
E-Mini S&P 500 Future Option	Put	4	830	4,150.00	1/31/22	(1)
E-Mini S&P 500 Future Option	Put	5	1,000	4,000.00	1/31/22	(1)
E-Mini S&P 500 Future Option	Put	5	1,040	4,160.00	1/31/22	(2)
E-Mini S&P 500 Future Option	Put	5	1,043	4,170.00	1/31/22	(2)
E-Mini S&P 500 Future Option	Put	8	1,700	4,250.00	1/31/22	(4)
E-Mini S&P 500 Future Option	Put	5	1,050	4,200.00	1/31/22	(2)
E-Mini S&P 500 Future Option	Put	8	1,688	4,220.00	1/31/22	(3)
E-Mini S&P 500 Future Option	Put	8	1,760	4,400.00	1/31/22	(6)
E-Mini S&P 500 Future Option	Put	5	1,048	4,190.00	1/31/22	(2)
E-Mini S&P 500 Future Option	Put	8	1,780	4,450.00	1/31/22	(7)
E-Mini S&P 500 Future Option	Put	6	1,365	4,550.00	2/21/22	(14)
E-Mini S&P 500 Future Option	Put	8	1,760	4,400.00	2/21/22	(13)
E-Mini S&P 500 Future Option	Put	4	780	3,900.00	2/21/22	(2)
E-Mini S&P 500 Future Option	Put	4	790	3,950.00	2/21/22	(2)
E-Mini S&P 500 Future Option	Put	4	798	3,990.00	2/21/22	(2)
E-Mini S&P 500 Future Option	Put	5	1,000	4,000.00	2/21/22	(3)
E-Mini S&P 500 Future Option	Put	8	1,660	4,150.00	2/21/22	(6)
E-Mini S&P 500 Future Option	Put	8	1,700	4,250.00	2/21/22	(8)
E-Mini S&P 500 Future Option	Put	8	1,728	4,320.00	2/28/22	(13)
E-Mini S&P 500 Future Option	Put	6	1,359	4,530.00	2/28/22	(16)
E-Mini S&P 500 Future Option	Put	8	1,740	4,350.00	2/28/22	(14)
E-Mini S&P 500 Future Option	Put	8	1,768	4,420.00	3/18/22	(22)
						$(155)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2021 (Unaudited)

Exchanged-traded options on futures contacts purchased as of December 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	4	$920	$4,600.00	1/21/22	$4
E-Mini S&P 500 Future Option	Put	4	910	4,550.00	1/21/22	3
E-Mini S&P 500 Future Option	Put	4	940	4,700.00	1/31/22	11
E-Mini S&P 500 Future Option	Put	4	930	4,650.00	1/31/22	8
E-Mini S&P 500 Future Option	Put	4	910	4,550.00	1/31/22	5
E-Mini S&P 500 Future Option	Put	4	940	4,700.00	2/21/22	16
E-Mini S&P 500 Future Option	Put	4	920	4,600.00	2/21/22	12
E-Mini S&P 500 Future Option	Put	3	717	4,780.00	2/21/22	16
E-Mini S&P 500 Future Option	Put	8	1,860	4,650.00	2/28/22	31
E-Mini S&P 500 Future Option	Put	3	716	4,770.00	2/28/22	17
E-Mini S&P 500 Future Option	Put	4	945	4,725.00	3/18/22	25
						$148

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.61%
	Aerospace & Defense — 0.75%
5,461	General Dynamics Corp.	$1,138
391	HEICO Corp.	56
728	HEICO Corp., Class - A	94
4,826	L3Harris Technologies, Inc.	1,029
1,511	Northrop Grumman Corp.	585
33,522	Raytheon Technologies Corp.	2,886
5,365	The Boeing Co.(a)	1,080
475	TransDigm Group, Inc.(a)	302
		7,170
	Air Freight & Logistics — 0.14%
4,946	Expeditors International of Washington, Inc.	664
7,548	GXO Logistics, Inc.(a)	686
		1,350
	Airlines — 0.15%
12,994	Alaska Air Group, Inc.(a)	677
18,665	Delta Air Lines, Inc.(a)	729
		1,406
	Auto Components — 0.18%
77,861	QuantumScape Corp.(a)	1,728
	Automobiles — 3.17%
71,725	Ford Motor Co.	1,490
27,337	Tesla, Inc.(a)	28,889
		30,379
	Banks — 2.86%
33,119	Bank of America Corp.	1,473
13,206	Bank OZK	614
53,577	Citigroup, Inc.	3,236
13,240	Citizens Financial Group, Inc.	626
40,559	Comerica, Inc.	3,529
1,150	Cullen/Frost Bankers, Inc.	145
29,928	East West Bancorp, Inc.	2,355
86,090	First Horizon Corp.	1,406
3,853	First Republic Bank	796
36,888	Huntington Bancshares, Inc.	569
23,176	JPMorgan Chase & Co.	3,669
74,674	KeyCorp	1,727
110,003	Regions Financial Corp.	2,398
209	SVB Financial Group(a)	142
26,956	Truist Financial Corp.	1,578
49,126	Zions Bancorp NA	3,103
		27,366
	Beverages — 1.13%
7,236	Brown-Forman Corp., Class - B	527
8,931	Monster Beverage Corp.(a)	858
29,046	PepsiCo, Inc.	5,045

Shares	Security Description	Value (000)
	Beverages (continued)
74,917	The Coca-Cola Co.	$4,436
		10,866
	Biotechnology — 1.36%
9,107	Alnylam Pharmaceuticals, Inc.(a)	1,544
15,193	Amgen, Inc.	3,418
4,492	BioNTech SE, ADR(a)	1,158
19,253	Moderna, Inc.(a)	4,891
800	Neurocrine Biosciences, Inc.(a)	68
2,019	Regeneron Pharmaceuticals, Inc.(a)	1,275
1,014	Seagen, Inc.(a)	157
2,251	Vertex Pharmaceuticals, Inc.(a)	494
		13,005
	Building Products — 0.27%
404	Armstrong World Industries, Inc.	47
17,452	Carrier Global Corp.	947
50,415	Resideo Technologies, Inc.(a)	1,312
1,218	Trane Technologies PLC	246
		2,552
	Capital Markets — 2.22%
2,335	CBOE Global Markets, Inc.	304
6,242	CME Group, Inc.	1,426
1,203	FactSet Research Systems, Inc.	585
2,582	Intercontinental Exchange, Inc.	353
143,372	Invesco Ltd.	3,300
18,395	Janus Henderson Group PLC	771
15,119	KKR & Co., Inc.	1,126
713	LPL Financial Holdings, Inc.	114
349	MarketAxess Holdings, Inc.	144
1,577	Moody’s Corp.	616
31,488	Morgan Stanley	3,091
390	Morningstar, Inc.	133
838	MSCI, Inc.	513
7,766	S&P Global, Inc.	3,666
2,032	T. Rowe Price Group, Inc.	400
16,324	The Charles Schwab Corp.	1,373
8,823	The Goldman Sachs Group, Inc.	3,376
		21,291
	Chemicals — 1.79%
3,430	Air Products & Chemicals, Inc.	1,044
13,075	CF Industries Holdings, Inc.	925
30,407	Ecolab, Inc.	7,134
999	FMC Corp.	110
8,463	Linde PLC	2,932
28,629	LyondellBasell Industries N.V., Class - A	2,640
19,809	The Chemours Co.	665
4,752	The Sherwin-Williams Co.	1,673
		17,123

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Commercial Services & Supplies — 0.23%
1,845	Cintas Corp.	$818
6,652	Copart, Inc.(a)	1,008
2,752	Waste Connections, Inc.	375
		2,201
	Communications Equipment — 0.77%
4,776	Arista Networks, Inc.(a)	687
101,754	Cisco Systems, Inc.	6,447
825	F5, Inc.(a)	202
153	Motorola Solutions, Inc.	42
		7,378
	Construction & Engineering — 0.00%
374	Quanta Services, Inc.	43
	Consumer Finance — 0.30%
95	Credit Acceptance Corp.(a)	65
141,214	SLM Corp.	2,778
		2,843
	Containers & Packaging — 0.05%
1,280	AptarGroup, Inc.	157
747	Avery Dennison Corp.	161
841	Packaging Corporation of America	115
		433
	Distributors — 0.07%
2,966	Genuine Parts Co.	415
381	Pool Corp.	216
		631
	Diversified Consumer Services — 0.03%
516	Bright Horizons Family Solutions, Inc.(a)	65
1,727	Service Corporation International	122
1,276	Terminix Global Holdings, Inc.(a)	58
		245
	Diversified Financial Services — 0.94%
17,401	Berkshire Hathaway, Inc., Class - B(a)	5,204
49,933	Equitable Holdings, Inc.	1,637
32,550	Voya Financial, Inc.	2,158
		8,999
	Diversified Telecommunication Services — 0.16%
122,941	Lumen Technologies, Inc.	1,543
	Electric Utilities — 0.58%
15,796	Edison International	1,078
60,365	FirstEnergy Corp.	2,510
23,487	Hawaiian Electric Industries, Inc.	975
4,256	NextEra Energy, Inc.	397
12,422	OGE Energy Corp.	477
5,512	PPL Corp.	166
		5,603

Shares	Security Description	Value (000)
	Electrical Equipment — 0.27%
5,157	AMETEK, Inc.	$758
13,294	Emerson Electric Co.	1,236
1,210	Hubbell, Inc.	252
931	Rockwell Automation, Inc.	325
		2,571
	Electronic Equipment, Instruments & Components — 0.14%
12,210	Amphenol Corp., Class - A	1,068
2,343	Vontier Corp.	72
376	Zebra Technologies Corp.(a)	224
		1,364
	Entertainment — 2.00%
24,348	Live Nation Entertainment, Inc.(a)	2,914
17,116	Netflix, Inc.(a)	10,311
15,144	ROBLOX Corp., Class - A(a)	1,562
6,700	Sea Ltd., ADR(a)	1,499
6,288	Spotify Technology SA(a)	1,472
9,160	The Walt Disney Co.(a)	1,419
		19,177
	Equity Real Estate Investment Trusts — 2.21%
529	American Tower Corp.	155
3,958	Americold Realty Trust	130
16,012	Equinix, Inc.	13,544
1,608	Equity Lifestyle Properties, Inc.	141
41,651	Healthpeak Properties, Inc.	1,503
94,719	Parks Hotels & Resorts, Inc.(a)	1,788
52,271	SITE Centers Corp.	827
40,605	Ventas, Inc.	2,076
25,254	Vornado Realty Trust	1,057
		21,221
	Food & Staples Retailing — 1.57%
18,462	Costco Wholesale Corp.	10,481
8,706	Sysco Corp.	684
1,413	Walgreens Boots Alliance, Inc.	74
26,416	Walmart, Inc.	3,822
		15,061
	Food Products — 0.77%
70,463	Conagra Brands, Inc.	2,406
5,224	Hormel Foods Corp.	255
413	Lamb Weston Holding, Inc.	26
5,092	McCormick & Company, Inc.	492
56,218	Mondelez International, Inc., Class - A	3,728
1,045	The Hershey Co.	202
2,332	The J.M. Smucker Co.	317
		7,426

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Gas Utilities — 0.44%
34,942	National Fuel Gas Co.	$2,234
42,971	UGI Corp.	1,973
		4,207
	Health Care Equipment & Supplies — 3.18%
34,185	Abbott Laboratories	4,811
372	Abiomed, Inc.(a)	134
11,112	Baxter International, Inc.	954
6,721	Becton, Dickinson & Co.	1,690
10,892	Boston Scientific Corp.(a)	463
22,316	Danaher Corp.	7,342
3,939	Dexcom, Inc.(a)	2,115
15,477	Edwards Lifesciences Corp.(a)	2,005
2,690	IDEXX Laboratories, Inc.(a)	1,771
14,319	Intuitive Surgical, Inc.(a)	5,145
4,072	ResMed, Inc.	1,061
9,642	Stryker Corp.	2,578
3,346	Zimmer Biomet Holdings, Inc.	425
		30,494
	Health Care Providers & Services — 1.97%
22,388	Acadia Healthcare Company, Inc.(a)	1,359
5,215	Anthem, Inc.	2,417
1,650	Centene Corp.(a)	136
22,394	CVS Health Corp.	2,310
3,283	Henry Schein, Inc.(a)	255
1,952	Laboratory Corporation of America Holdings(a)	613
4,595	McKesson Corp.	1,142
2,799	Quest Diagnostics, Inc.	484
20,161	UnitedHealth Group, Inc.	10,124
		18,840
	Health Care Technology — 0.57%
51,381	Cerner Corp.	4,772
2,596	Veeva Systems, Inc., Class - A(a)	663
		5,435
	Hotels Restaurants & Leisure — 0.30%
1,179	Booking Holdings, Inc.(a)	2,829
	Hotels, Restaurants & Leisure — 1.98%
18,179	Airbnb, Inc., Class - A(a)	3,027
1,800	Chipotle Mexican Grill, Inc.(a)	3,147
1,046	Choice Hotels International, Inc.	163
2,110	Marriott International, Inc., Class - A(a)	349
9,780	Royal Caribbean Cruises Ltd.(a)	752
98,020	Starbucks Corp.	11,464
310	Vail Resorts, Inc.	102
		19,004

Shares	Security Description	Value (000)
	Household Durables — 0.04%
2,470	Garmin Ltd.	$336
	Household Products — 0.99%
5,143	Church & Dwight Co., Inc.	527
9,514	Colgate-Palmolive Co.	812
7,129	Kimberly-Clark Corp.	1,019
2,554	The Clorox Co.	445
41,123	The Procter & Gamble Co.	6,727
		9,530
	Independent Power and Renewable Electricity Producers — 0.32%
7,118	Brookfield Renewable Corp., Class - A	262
36,550	NRG Energy, Inc.	1,575
51,268	Vistra Corp.	1,167
		3,004
	Industrial Conglomerates — 0.57%
12,543	3M Co.	2,227
11,662	General Electric Co.	1,102
4,278	Honeywell International, Inc.	892
2,488	Roper Technologies, Inc.	1,224
		5,445
	Insurance — 1.83%
9,715	Aflac, Inc.	567
7,992	Aon PLC, Class - A	2,402
1,155	Arthur J. Gallagher & Co.	196
16,505	AXIS Capital Holdings Ltd.	899
11,297	Chubb Ltd.	2,184
171	Erie Indemnity Co., Class - A	33
9,236	Fidelity National Financial, Inc.	482
43,476	Lincoln National Corp.	2,967
11,845	Marsh & McLennan Companies, Inc.	2,059
22,534	Principal Financial Group, Inc.	1,630
4,893	Prudential Financial, Inc.	530
14,254	Reinsurance Group of America	1,561
5,565	The Progressive Corp.	571
6,974	The Travelers Companies, Inc.	1,091
15,794	Unum Group	388
		17,560
	Interactive Media & Services — 6.32%
6,174	Alphabet, Inc., Class - A(a)	17,886
8,293	Alphabet, Inc., Class - C(a)	23,996
646	IAC/InterActiveCorp.(a)	84
19,989	Match Group, Inc.(a)	2,644
39,025	Meta Platforms, Inc., Class - A(a)	13,127
58,644	Snap, Inc., Class - A(a)	2,758
1,048	Vimeo, Inc.(a)	19
		60,514
	Internet & Direct Marketing Retail — 4.72%
12,760	Amazon.com, Inc.(a)	42,546

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet & Direct Marketing Retail (continued)
1,972	MercadoLibre, Inc.(a)	$2,659
		45,205
	IT Services — 8.75%
12,354	Accenture PLC, Class - A	5,121
154,540	Adyen N.V., ADR(a)	4,067
57,727	Automatic Data Processing, Inc.	14,234
17,227	Block, Inc., Class - A(a)	2,782
2,371	Broadridge Financial Solutions, Inc.	433
2,241	Cognizant Technology Solutions Corp.	199
756	Fiserv, Inc.(a)	78
1,270	FleetCor Technologies, Inc.(a)	284
7,975	Global Payments, Inc.	1,078
1,598	Jack Henry & Associates, Inc.	267
12,281	MasterCard, Inc., Class - A	4,413
24,350	Okta, Inc.(a)	5,459
49,277	PayPal Holdings, Inc.(a)	9,293
7,108	Shopify, Inc., Class - A(a)	9,790
8,283	Snowflake, Inc., Class - A(a)	2,806
6,959	Twilio, Inc., Class - A(a)	1,833
100,684	Visa, Inc., Class - A	21,821
		83,958
	Leisure Products — 0.02%
1,422	Polaris, Inc.	156
	Life Sciences Tools & Services — 1.02%
1,141	Bio-Techne Corp.	590
440	Bruker Corp.	37
1,402	Illumina, Inc.(a)	533
758	Mettler-Toledo International, Inc.(a)	1,286
239	PerkinElmer, Inc.	48
9,568	Thermo Fisher Scientific, Inc.	6,385
2,297	Waters Corp.(a)	856
		9,735
	Machinery — 1.48%
9,555	Caterpillar, Inc.	1,975
4,840	Deere & Co.	1,660
3,369	Dover Corp.	612
6,615	Fortive Corp.	505
34,446	Gates Industrial Corp. PLC(a)	548
1,569	Graco, Inc.	126
2,179	IDEX Corp.	515
8,257	Illinois Tool Works, Inc.	2,038
17,092	Ingersoll-Rand, Inc.	1,057
506	Nordson Corp.	129
8,726	Otis Worldwide Corp.	760
11,372	The Middleby Corp.(a)	2,238
927	The Toro Co.	93
14,765	Westinghouse Air Brake Technologies Corp.	1,360

Shares	Security Description	Value (000)
	Machinery (continued)
4,438	Xylem, Inc.	$532
		14,148
	Media — 0.87%
610	Charter Communications, Inc., Class - A(a)	398
58,598	Comcast Corp., Class - A	2,948
17,467	Discovery, Inc.^(a)	411
2,377	Liberty Broadband Corp., Class - C(a)	383
4,935	Omnicom Group, Inc.	362
37,013	Sinclair Broadcast Group, Inc., Class - A	978
17,241	The Interpublic Group of Companies, Inc.	646
74,543	ViacomCBS, Inc., Class - B	2,250
		8,376
	Mortgage Real Estate Investment Trusts — 0.29%
20,262	AGNC Investment Corp.	305
187,069	New Residential Investment Corp.	2,003
20,515	Starwood Property Trust, Inc.	499
		2,807
	Multiline Retail — 0.39%
939	Dollar General Corp.	221
4,517	Dollar Tree, Inc.(a)	635
12,273	Target Corp.	2,841
		3,697
	Multi-Utilities — 0.44%
84,210	CenterPoint Energy, Inc.	2,351
15,797	DTE Energy Co.	1,888
		4,239
	Oil, Gas & Consumable Fuels — 1.77%
54,988	Antero Midstream Corp.	532
24,368	ConocoPhillips	1,759
79,339	Devon Energy Corp.	3,495
7,898	DT Midstream, Inc.	379
41,773	EQT Corp.(a)	911
5,696	Exxon Mobil Corp.	349
142,438	Marathon Oil Corp.	2,339
13,944	ONEOK, Inc.	819
4,640	Pioneer Natural Resources Co.	844
115,830	Range Resources Corp.(a)	2,065
28,597	Targa Resources Corp.	1,494
77,642	The Williams Companies, Inc.	2,022
		17,008
	Personal Products — 0.75%
19,350	The Estee Lauder Companies, Inc.	7,163
	Pharmaceuticals — 2.66%
30,683	Eli Lilly & Co.	8,477
31,287	Johnson & Johnson	5,352
55,581	Merck & Co., Inc.	4,260
45,656	Novo Nordisk A/S, Class - B, ADR	5,113

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals (continued)
5,558	Organon & Co.	$169
16,888	Pfizer, Inc.	997
4,788	Zoetis, Inc.	1,168
		25,536
	Professional Services — 0.24%
3,010	CoStar Group, Inc.(a)	238
2,353	Equifax, Inc.	689
4,977	IHS Markit Ltd.	662
2,931	Verisk Analytics, Inc., Class - A	670
		2,259
	Real Estate Management & Development — 0.06%
1,272	CBRE Group, Inc., Class - A(a)	138
31,158	Opendoor Technologies, Inc.(a)	455
		593
	Road & Rail — 1.63%
916	AMERCO	665
124,263	CSX Corp.	4,672
1,274	Landstar System, Inc.	228
562	Old Dominion Freight Line, Inc.	201
90,197	Uber Technologies, Inc.(a)	3,782
24,231	Union Pacific Corp.	6,105
		15,653
	Semiconductors & Semiconductor Equipment — 5.19%
70,228	Advanced Micro Devices, Inc.(a)	10,107
8,866	Analog Devices, Inc.	1,558
6,209	Applied Materials, Inc.	977
3,425	Broadcom, Inc.	2,279
73,074	Intel Corp.	3,763
1,378	KLA Corp.	593
1,153	Lam Research Corp.	829
28,189	Marvell Technology, Inc.	2,466
3,708	Microchip Technology, Inc.	323
7,602	Micron Technology, Inc.	708
68,694	NVIDIA Corp.	20,204
3,257	ON Semiconductor Corp.(a)	221
30,091	QUALCOMM, Inc.	5,503
761	Xilinx, Inc.	161
		49,692
	Software — 12.05%
12,173	Adobe, Inc.(a)	6,902
1,974	ANSYS, Inc.(a)	792
11,429	Atlassian Corp. PLC, Class - A(a)	4,358
9,699	Bill.com Holdings, Inc.(a)	2,417

Shares	Security Description	Value (000)
	Software (continued)
14,221	Crowdstrike Holdings, Inc., Class - A(a)	$2,912
1,303	Fortinet, Inc.(a)	468
1,687	HubSpot, Inc.(a)	1,112
5,422	Intuit, Inc.	3,488
183,203	Microsoft Corp.	61,613
63,347	Oracle Corp.	5,524
377	Palo Alto Networks, Inc.(a)	210
80,693	Salesforce.com, Inc.(a)	20,506
1,391	SS&C Technologies Holdings, Inc.	114
151	Synopsys, Inc.(a)	56
23,143	The Trade Desk, Inc., Class - A(a)	2,121
1,628	VMware, Inc., Class - A	189
10,080	Workday, Inc., Class - A(a)	2,754
		115,536
	Specialty Retail — 2.99%
854	Advance Auto Parts, Inc.	205
597	AutoZone, Inc.(a)	1,252
5,882	Best Buy Co., Inc.	598
376	Burlington Stores, Inc.(a)	110
41,191	Lowe’s Companies, Inc.	10,646
1,946	O’Reilly Automotive, Inc.(a)	1,374
9,045	Ross Stores, Inc.	1,034
13,266	The Home Depot, Inc.	5,505
94,265	The TJX Companies, Inc.	7,156
1,256	Tractor Supply Co.	300
1,253	Ulta Beauty, Inc.(a)	517
		28,697
	Technology Hardware, Storage & Peripherals — 6.83%
368,386	Apple, Inc.	65,414
	Textiles, Apparel & Luxury Goods — 2.23%
35,622	Kering SA, ADR	2,868
960	Kontoor Brands, Inc.	49
9,221	Lululemon Athletica, Inc.(a)	3,609
28,370	LVMH Moet Hennessy Louis Vuitton SE, ADR	4,695
58,173	NIKE, Inc., Class - B	9,697
6,722	V.F. Corp.	492
		21,410
	Tobacco — 0.17%
17,508	Philip Morris International, Inc.	1,663
	Trading Companies & Distributors — 0.27%
23,095	Air Lease Corp.	1,021
14,448	Fastenal Co.	926
1,221	W.W. Grainger, Inc.	633
		2,580

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Water Utilities — 0.17%
31,231	Essential Utilities, Inc.	$1,677
	Total Common Stocks	935,375
	Investment Companies — 1.45%
432,300	Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%^^(b)	432
13,462,650	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(b)	13,463
	Total Investment Companies	13,895
	Purchased Options on Futures — 0.02%
	Total Purchased Options on Futures	166
	Total Investments (cost $283,336) — 99.08%	949,436
	Other assets in excess of liabilities — 0.92%	8,799
	Net Assets — 100.00%	$958,235

^	All or part of this security was on loan as of December 31, 2021. The total value of securities on loan as of December 31, 2021, was $407 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2021.

(a)	Represents non-income producing security.

(b)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2021.

The Growth Equity Portfolio	Jennison Associates, LLC	Parametric Portfolio Associates, LLC	Total
Common Stocks	23.60%	74.01%	97.61%
Investment Companies	—	1.45%	1.45%
Purchased Options on Futures	—	0.02%	0.02%
Other Assets (Liabilities)	0.17%	0.75%	0.92%
Total Net Assets	23.77%	76.23%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2021.

Futures Contracts Purchased^^^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini Nasdaq 100 Future	44	3/18/22	$14,362	$569
E-Mini S&P 500 Future	19	3/18/22	4,521	170
			$18,883	$739
	Total Unrealized Appreciation			$739
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$739

^^^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2021 (Unaudited)

Options on Futures Contracts

Exchange-traded options on futures contacts written as of December 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	13	$2,664	$4,100.00	1/21/22	$(2)
E-Mini S&P 500 Future Option	Put	5	1,013	4,050.00	1/21/22	(1)
E-Mini S&P 500 Future Option	Put	7	1,449	4,140.00	1/21/22	(1)
E-Mini S&P 500 Future Option	Put	7	1,460	4,170.00	1/21/22	(1)
E-Mini S&P 500 Future Option	Put	6	1,254	4,180.00	1/21/22	(1)
E-Mini S&P 500 Future Option	Put	12	2,598	4,330.00	1/21/22	(4)
E-Mini S&P 500 Future Option	Put	10	2,135	4,270.00	1/21/22	(3)
E-Mini S&P 500 Future Option	Put	7	1,470	4,200.00	1/31/22	(3)
E-Mini S&P 500 Future Option	Put	12	2,669	4,450.00	1/31/22	(11)
E-Mini S&P 500 Future Option	Put	7	1,467	4,190.00	1/31/22	(3)
E-Mini S&P 500 Future Option	Put	7	1,460	4,170.00	1/31/22	(3)
E-Mini S&P 500 Future Option	Put	7	1,456	4,160.00	1/31/22	(2)
E-Mini S&P 500 Future Option	Put	7	1,400	4,000.00	1/31/22	(2)
E-Mini S&P 500 Future Option	Put	5	1,038	4,150.00	1/31/22	(2)
E-Mini S&P 500 Future Option	Put	12	2,550	4,250.00	1/31/22	(5)
E-Mini S&P 500 Future Option	Put	12	2,532	4,220.00	1/31/22	(5)
E-Mini S&P 500 Future Option	Put	12	2,640	4,400.00	1/31/22	(9)
E-Mini S&P 500 Future Option	Put	12	2,639	4,400.00	2/21/22	(19)
E-Mini S&P 500 Future Option	Put	5	975	3,900.00	2/21/22	(2)
E-Mini S&P 500 Future Option	Put	6	1,185	3,950.00	2/21/22	(3)
E-Mini S&P 500 Future Option	Put	5	998	3,990.00	2/21/22	(3)
E-Mini S&P 500 Future Option	Put	7	1,400	4,000.00	2/21/22	(4)
E-Mini S&P 500 Future Option	Put	10	2,075	4,150.00	2/21/22	(8)
E-Mini S&P 500 Future Option	Put	10	2,125	4,250.00	2/21/22	(10)
E-Mini S&P 500 Future Option	Put	2	455	4,550.00	2/21/22	(5)
E-Mini S&P 500 Future Option	Put	2	453	4,530.00	2/28/22	(6)
E-Mini S&P 500 Future Option	Put	10	2,160	4,320.00	2/28/22	(16)
E-Mini S&P 500 Future Option	Put	10	2,175	4,350.00	2/28/22	(17)
E-Mini S&P 500 Future Option	Put	10	2,210	4,420.00	3/18/22	(27)
						$(178)

Exchanged-traded options on futures contacts purchased as of December 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	6	$1,380	$4,600.00	1/21/22	$6
E-Mini S&P 500 Future Option	Put	5	1,138	4,550.00	1/21/22	4
E-Mini S&P 500 Future Option	Put	6	1,410	4,700.00	1/31/22	16
E-Mini S&P 500 Future Option	Put	6	1,395	4,650.00	1/31/22	13
E-Mini S&P 500 Future Option	Put	6	1,365	4,550.00	1/31/22	8
E-Mini S&P 500 Future Option	Put	6	1,410	4,700.00	2/21/22	24
E-Mini S&P 500 Future Option	Put	5	1,150	4,600.00	2/21/22	14
E-Mini S&P 500 Future Option	Put	1	239	4,780.00	2/21/22	5
E-Mini S&P 500 Future Option	Put	10	2,324	4,650.00	2/28/22	39
E-Mini S&P 500 Future Option	Put	1	239	4,770.00	2/28/22	6
E-Mini S&P 500 Future Option	Put	5	1,181	4,725.00	3/18/22	31
						$166

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 89.79%
	Aerospace & Defense — 1.02%
9,981	General Dynamics Corp.	$2,081
1,556	HEICO Corp.	224
2,476	HEICO Corp., Class - A	318
13,422	Howmet Aerospace, Inc.	427
4,177	Huntington Ingalls Industries, Inc.	780
9,462	L3Harris Technologies, Inc.	2,017
10,392	Lockheed Martin Corp.	3,694
7,632	Northrop Grumman Corp.	2,954
51,062	Raytheon Technologies Corp.	4,395
7,641	Textron, Inc.	590
18,720	The Boeing Co.(a)	3,769
7,704	TransDigm Group, Inc.(a)	4,902
		26,151
	Air Freight & Logistics — 0.45%
16,867	C.H. Robinson Worldwide, Inc.	1,816
12,359	Expeditors International of Washington, Inc.	1,660
8,522	FedEx Corp.	2,204
27,663	United Parcel Service, Inc., Class - B	5,929
		11,609
	Airlines — 0.02%
5,366	Delta Air Lines, Inc.(a)	210
4,972	Southwest Airlines Co.(a)	213
		423
	Auto Components — 0.09%
9,127	Aptiv PLC(a)	1,505
8,248	BorgWarner, Inc.	372
1,995	Lear Corp.	365
		2,242
	Automobiles — 1.81%
132,106	Ford Motor Co.	2,744
43,938	General Motors Co.(a)	2,576
13,613	Lucid Group, Inc.^(a)	518
5,807	Rivian Automotive, Inc., Class - A(a)	602
37,715	Tesla, Inc.(a)	39,856
		46,296
	Banks — 2.11%
254,775	Bank of America Corp.	11,335
68,182	Citigroup, Inc.	4,118
14,423	Citizens Financial Group, Inc.	681
24,074	Fifth Third Bancorp	1,048
5,878	First Republic Bank	1,214
50,627	Huntington Bancshares, Inc.	781
100,524	JPMorgan Chase & Co.	15,918
32,982	KeyCorp	763
4,333	M&T Bank Corp.	665
14,328	PNC Financial Services Group, Inc.	2,873
32,439	Regions Financial Corp.	707

Shares	Security Description	Value (000)
	Banks (continued)
2,040	Signature Bank	$660
1,884	SVB Financial Group(a)	1,278
45,328	Truist Financial Corp.	2,654
47,716	U.S. Bancorp	2,680
137,890	Wells Fargo & Co.	6,616
		53,991
	Beverages — 1.16%
21,251	Brown-Forman Corp., Class - B	1,548
7,593	Constellation Brands, Inc., Class - A	1,906
56,609	Keurig Dr Pepper, Inc.	2,087
23,391	Molson Coors Beverage Co., Class - B	1,084
41,840	Monster Beverage Corp.(a)	4,018
51,791	PepsiCo, Inc.	8,996
1,308	The Boston Beer Co., Inc., Class - A(a)	661
155,707	The Coca-Cola Co.	9,220
		29,520
	Biotechnology — 1.66%
66,943	AbbVie, Inc.	9,065
7,554	Alnylam Pharmaceuticals, Inc.(a)	1,281
22,575	Amgen, Inc.	5,079
7,265	Biogen, Inc.(a)	1,743
9,796	BioMarin Pharmaceutical, Inc.(a)	865
2,298	BioNTech SE, ADR(a)	592
5,777	Exact Sciences Corp.(a)	450
58,085	Gilead Sciences, Inc.	4,217
17,794	Incyte Corp.(a)	1,306
14,462	Moderna, Inc.(a)	3,673
9,867	Neurocrine Biosciences, Inc.(a)	840
4,230	Novavax, Inc.(a)	605
5,159	Regeneron Pharmaceuticals, Inc.(a)	3,258
8,218	Repligen Corp.(a)	2,176
8,555	Seagen, Inc.(a)	1,323
11,466	Vertex Pharmaceuticals, Inc.(a)	2,518
53,982	Vitrolife AB	3,347
		42,338
	Building Products — 0.64%
16,565	A.O. Smith Corp.	1,422
3,105	Allegion PLC	411
58,124	Builders FirstSource, Inc.(a)	4,981
44,361	Carrier Global Corp.	2,406
4,788	Fortune Brands Home & Security, Inc.	512
28,087	Johnson Controls International PLC	2,284
3,912	Lennox International, Inc.	1,269
10,626	Masco Corp.	747
3,650	Owens Corning	330
9,351	Trane Technologies PLC	1,889
		16,251

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets — 3.04%
3,697	Ameriprise Financial, Inc.	$1,115
5,839	Apollo Global Management, Inc.	423
5,140	BlackRock, Inc., Class - A	4,707
23,164	Blackstone, Inc., Class - A	2,997
12,034	CBOE Global Markets, Inc.	1,569
23,579	CME Group, Inc.	5,387
1,270	Coinbase Global, Inc., Class - A(a)	321
6,131	FactSet Research Systems, Inc.	2,980
10,205	Franklin Resources, Inc.	342
52,249	Intercontinental Exchange, Inc.	7,146
11,763	Invesco Ltd.	271
25,364	KKR & Co., Inc.	1,889
3,277	MarketAxess Holdings, Inc.	1,348
13,207	Moody’s Corp.	5,158
46,035	Morgan Stanley	4,519
9,243	Morningstar, Inc.	3,161
7,433	MSCI, Inc.	4,554
4,935	Nasdaq, Inc.	1,036
6,678	Northern Trust Corp.	799
6,241	Raymond James Financial, Inc.	627
6,100	Robinhood Markets, Inc., Class - A^(a)	108
16,679	S&P Global, Inc.	7,871
4,172	SEI Investments Co.	254
12,399	State Street Corp.	1,153
7,649	T. Rowe Price Group, Inc.	1,504
28,150	The Bank of New York Mellon Corp.	1,635
5,503	The Carlyle Group, Inc.	302
96,394	The Charles Schwab Corp.	8,107
12,824	The Goldman Sachs Group, Inc.	4,906
13,558	Tradeweb Markets, Inc., Class - A	1,357
		77,546
	Chemicals — 1.44%
8,039	Air Products & Chemicals, Inc.	2,446
3,975	Albemarle Corp.	929
3,852	Celanese Corp., Series A	647
7,317	CF Industries Holdings, Inc.	518
24,853	Corteva, Inc.	1,175
25,077	Dow, Inc.	1,422
17,026	DuPont de Nemours, Inc.	1,375
4,573	Eastman Chemical Co.	553
8,686	Ecolab, Inc.	2,038
4,379	FMC Corp.	481
37,431	International Flavors & Fragrances, Inc.	5,639
28,947	Linde PLC	10,029
9,026	LyondellBasell Industries N.V., Class - A	832
9,871	PPG Industries, Inc.	1,702
7,151	RPM International, Inc.	723
12,149	The Mosaic Co.	477

Shares	Security Description	Value (000)
	Chemicals (continued)
16,718	The Sherwin-Williams Co.	$5,888
		36,874
	Commercial Services & Supplies — 0.62%
3,187	Cintas Corp.	1,412
20,493	Copart, Inc.(a)	3,108
14,752	Republic Services, Inc.	2,057
32,412	Rollins, Inc.	1,109
33,853	Waste Connections, Inc.	4,613
20,729	Waste Management, Inc.	3,459
		15,758
	Communications Equipment — 0.57%
7,664	Arista Networks, Inc.(a)	1,102
142,037	Cisco Systems, Inc.	9,001
4,591	F5, Inc.(a)	1,123
36,997	Juniper Networks, Inc.	1,321
6,992	Motorola Solutions, Inc.	1,900
		14,447
	Construction & Engineering — 0.19%
5,850	Jacobs Engineering Group, Inc.	814
99,903	WillScot Mobile Mini Holdings Corp.(a)	4,081
		4,895
	Construction Materials — 0.09%
2,104	Martin Marietta Materials, Inc.	927
6,415	Vulcan Materials Co.	1,331
		2,258
	Consumer Finance — 0.35%
12,625	Ally Financial, Inc.	601
23,013	American Express Co.	3,764
15,234	Capital One Financial Corp.	2,210
9,757	Discover Financial Services	1,128
17,377	SoFi Technologies, Inc(a)	275
19,685	Synchrony Financial	913
500	Upstart Holdings, Inc.(a)	76
		8,967
	Containers & Packaging — 0.47%
52,963	Amcor PLC	636
2,816	Avery Dennison Corp.	610
37,562	Ball Corp.	3,616
38,802	Crown Holdings, Inc.	4,292
12,615	International Paper Co.	593
5,927	Packaging Corporation of America	807
16,952	Sealed Air Corp.	1,144
9,059	WestRock Co.	402
		12,100
	Distributors — 0.21%
4,872	Genuine Parts Co.	683
9,757	LKQ Corp.	586

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Distributors (continued)
7,200	Pool Corp.	$4,075
		5,344
	Diversified Financial Services — 0.55%
46,095	Berkshire Hathaway, Inc., Class - B(a)	13,783
11,111	Equitable Holdings, Inc.	364
		14,147
	Diversified Telecommunication Services — 0.64%
272,052	AT&T, Inc.	6,693
11,655	Cellnex Telecom SA	679
56,811	Lumen Technologies, Inc.	713
160,490	Verizon Communications, Inc.	8,339
		16,424
	Electric Utilities — 1.28%
25,621	Alliant Energy Corp.	1,575
29,280	American Electric Power Co., Inc.	2,605
34,936	Duke Energy Corp.	3,664
22,659	Edison International	1,547
12,060	Entergy Corp.	1,359
16,998	Evergy, Inc.	1,166
22,248	Eversource Energy	2,024
35,442	Exelon Corp.	2,047
34,445	FirstEnergy Corp.	1,433
76,063	NextEra Energy, Inc.	7,100
50,236	PG&E Corp.(a)	610
9,374	Pinnacle West Capital Corp.	662
47,198	PPL Corp.	1,419
47,884	The Southern Co.	3,283
33,147	Xcel Energy, Inc.	2,245
		32,739
	Electrical Equipment — 0.47%
7,774	AMETEK, Inc.	1,143
13,477	Eaton Corp. PLC	2,329
20,220	Emerson Electric Co.	1,880
2,122	Generac Holdings, Inc.(a)	747
16,945	Plug Power, Inc.(a)	478
3,926	Rockwell Automation, Inc.	1,370
5,300	Sensata Technologies Holding PLC(a)	327
5,805	Sunrun, Inc.(a)	199
144,660	Vertiv Holdings Co.	3,612
		12,085
	Electronic Equipment, Instruments & Components — 0.40%
20,224	Amphenol Corp., Class - A	1,768
2,575	Arrow Electronics, Inc.(a)	346
4,730	CDW Corp.	969
5,892	Cognex Corp.	458
26,674	Corning, Inc.	993
1,271	IPG Photonics Corp.(a)	219

Shares	Security Description	Value (000)
	Electronic Equipment, Instruments & Components (continued)
6,260	Keysight Technologies, Inc.(a)	$1,293
11,100	TE Connectivity Ltd.	1,790
1,583	Teledyne Technologies, Inc.(a)	692
8,448	Trimble, Inc.(a)	737
1,801	Zebra Technologies Corp.(a)	1,072
		10,337
	Energy Equipment & Services — 0.11%
27,885	Baker Hughes, Inc.	671
29,853	Halliburton Co.	683
47,057	Schlumberger Ltd.	1,409
		2,763
	Entertainment — 1.70%
91,159	Activision Blizzard, Inc.	6,065
17,118	AMC Entertainment Holdings, Inc.(a)	466
16,813	Electronic Arts, Inc.	2,217
6,540	Liberty Media Corp. - Liberty Formula One, Class - C(a)	414
5,495	Live Nation Entertainment, Inc.(a)	658
27,815	Netflix, Inc.(a)	16,757
7,727	ROBLOX Corp., Class - A(a)	797
3,801	Roku, Inc.(a)	867
14,776	Sea Ltd., ADR(a)	3,306
3,212	Spotify Technology SA(a)	752
9,131	Take-Two Interactive Software, Inc.(a)	1,622
61,932	The Walt Disney Co.(a)	9,592
		43,513
	Equity Real Estate Investment Trusts — 5.73%
39,424	Acadia Realty Trust	861
20,026	Alexandria Real Estate Equities, Inc.	4,466
73,985	American Homes 4 Rent, Class - A	3,226
35,775	American Tower Corp.	10,464
24,236	AvalonBay Communities, Inc.	6,122
4,992	Boston Properties, Inc.	575
105,013	Brixmor Property Group, Inc.	2,668
22,215	Camden Property Trust	3,969
28,793	Crown Castle International Corp.	6,009
15,379	Digital Realty Trust, Inc.	2,720
43,939	Douglas Emmett, Inc.	1,472
15,322	Duke Realty Corp.	1,006
7,118	Equinix, Inc.	6,021
13,108	Equity Lifestyle Properties, Inc.	1,149
18,005	Equity Residential	1,629
3,469	Essex Property Trust, Inc.	1,222
34,071	Extra Space Storage, Inc.	7,725
25,938	First Industrial Realty Trust, Inc.	1,717
18,177	Healthpeak Properties, Inc.	656
24,256	Host Hotels & Resorts, Inc.(a)	422

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
71,130	Independence Realty Trust, Inc.	$1,837
4,320	Innovative Industrial Properties, Inc.	1,136
149,002	Invitation Homes, Inc.	6,756
24,649	Iron Mountain, Inc.	1,290
98,891	Kimco Realty Corp.	2,438
21,955	Life Storage, Inc.	3,363
20,108	Medical Properties Trust, Inc.	475
6,459	Mid-America Apartment Communities, Inc.	1,482
28,180	Pebblebrook Hotel Trust	630
33,852	Phillips Edison & Co., Inc.	1,118
10,415	PotlatchDeltic Corp.	627
83,698	Prologis, Inc.	14,091
12,327	Public Storage	4,617
18,245	Realty Income Corp.	1,306
5,201	Regency Centers Corp.	392
37,191	Rexford Industrial Realty, Inc.	3,017
17,163	Ryman Hospitality Properties, Inc.(a)	1,578
12,384	SBA Communications Corp.	4,817
31,274	Simon Property Group, Inc.	4,996
28,775	SL Green Realty Corp.	2,063
38,907	Sun Communities, Inc.	8,171
76,664	UDR, Inc.	4,599
12,650	Ventas, Inc.	647
27,303	Veris Residential, Inc.(a)	502
94,605	VICI Properties, Inc.	2,848
5,515	Vornado Realty Trust	231
61,252	Welltower, Inc.	5,254
25,220	Weyerhaeuser Co.	1,039
7,349	WP Carey, Inc.	603
		146,022
	Food & Staples Retailing — 1.05%
21,931	Costco Wholesale Corp.	12,450
17,208	Sysco Corp.	1,352
51,263	The Kroger Co.	2,320
40,658	Walgreens Boots Alliance, Inc.	2,121
59,349	Walmart, Inc.	8,587
		26,830
	Food Products — 1.00%
24,741	Archer-Daniels-Midland Co.	1,672
10,061	Bunge Ltd.	940
33,973	Campbell Soup Co.	1,477
51,312	Conagra Brands, Inc.	1,752
40,350	General Mills, Inc.	2,718
35,472	Hormel Foods Corp.	1,732
26,544	Kellogg Co.	1,710
3,139	Lamb Weston Holding, Inc.	199
20,781	McCormick & Company, Inc.	2,008

Shares	Security Description	Value (000)
	Food Products (continued)
61,336	Mondelez International, Inc., Class - A	$4,066
10,864	The Hershey Co.	2,102
12,605	The J.M. Smucker Co.	1,712
42,558	The Kraft Heinz Co.	1,528
22,326	Tyson Foods, Inc., Class - A	1,946
		25,562
	Gas Utilities — 0.09%
14,675	Atmos Energy Corp.	1,538
13,996	UGI Corp.	642
		2,180
	Health Care Equipment & Supplies — 3.10%
64,222	Abbott Laboratories	9,038
3,704	Abiomed, Inc.(a)	1,330
6,343	Align Technology, Inc.(a)	4,169
29,788	Baxter International, Inc.	2,557
13,925	Becton, Dickinson & Co.	3,502
47,759	Boston Scientific Corp.(a)	2,029
35,765	Danaher Corp.	11,767
15,772	DENTSPLY SIRONA, Inc.	879
8,266	Dexcom, Inc.(a)	4,438
21,919	Edwards Lifesciences Corp.(a)	2,840
12,716	Hologic, Inc.(a)	973
7,398	IDEXX Laboratories, Inc.(a)	4,872
12,882	Insulet Corp.(a)	3,427
20,681	Intuitive Surgical, Inc.(a)	7,431
5,500	Masimo Corp.(a)	1,610
48,409	Medtronic PLC	5,008
3,153	Novocure Ltd.(a)	237
5,861	ResMed, Inc.	1,527
13,293	STERIS PLC	3,235
11,438	Stryker Corp.	3,059
2,193	Teleflex, Inc.	721
2,753	The Cooper Companies, Inc.	1,153
4,535	West Pharmaceutical Services, Inc.	2,127
8,725	Zimmer Biomet Holdings, Inc.	1,109
		79,038
	Health Care Providers & Services — 1.79%
10,210	AmerisourceBergen Corp.	1,356
8,251	Anthem, Inc.	3,825
36,786	Brookdale Senior Living, Inc.(a)	190
17,813	Cardinal Health, Inc.	917
19,599	Centene Corp.(a)	1,615
11,239	Cigna Corp.	2,581
53,440	CVS Health Corp.	5,513
7,814	DaVita, Inc.(a)	889
13,718	HCA Healthcare, Inc.	3,525
13,246	Henry Schein, Inc.(a)	1,027
4,350	Humana, Inc.	2,018

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
3,290	Laboratory Corporation of America Holdings(a)	$1,034
6,817	McKesson Corp.	1,695
2,001	Molina Heathcare, Inc.(a)	636
21,555	Oak Street Health, Inc.(a)	714
10,592	Quest Diagnostics, Inc.	1,833
31,651	UnitedHealth Group, Inc.	15,892
2,622	Universal Health Services, Inc., Class - B	340
		45,600
	Health Care Technology — 0.38%
23,296	Cerner Corp.	2,164
36,234	Definitive Healthcare Corp.(a)	990
32,865	Doximity, Inc., Class - A(a)	1,648
11,903	Teladoc Health, Inc.(a)	1,093
14,608	Veeva Systems, Inc., Class - A(a)	3,731
		9,626
	Hotels Restaurants & Leisure — 0.28%
3,008	Booking Holdings, Inc.(a)	7,217
	Hotels, Restaurants & Leisure — 1.91%
29,169	Airbnb, Inc., Class - A(a)	4,856
7,674	Aramark	283
4,000	Bluegreen Vacations Holding Corp.(a)	140
9,504	Caesars Entertainment, Inc.(a)	889
28,264	Carnival Corp.(a)	569
2,206	Chipotle Mexican Grill, Inc.(a)	3,856
8,876	Choice Hotels International, Inc.	1,385
4,396	Darden Restaurants, Inc.	662
3,408	Domino’s Pizza, Inc.	1,923
10,811	DraftKings, Inc., Class - A(a)	297
26,642	Expedia Group, Inc.(a)	4,815
11,412	Hilton Worldwide Holdings, Inc.(a)	1,780
131,384	International Game Technology PLC	3,798
11,607	Las Vegas Sands Corp.(a)	437
9,318	Marriott International, Inc., Class - A(a)	1,540
28,083	McDonald’s Corp.	7,529
11,882	MGM Resorts International	533
42,206	Planet Fitness, Inc., Class - A(a)	3,823
121,859	Playa Hotels & Resorts N.V.(a)	972
7,736	Royal Caribbean Cruises Ltd.(a)	595
39,703	Starbucks Corp.	4,644
2,860	Vail Resorts, Inc.	938
3,550	Wynn Resorts Ltd.(a)	302
15,525	YUM! Brands, Inc.	2,156
		48,722
	Household Durables — 0.55%
61,084	Bath & Body Works, Inc.	4,264
47,636	D.R. Horton, Inc.	5,166
7,728	Garmin Ltd.	1,052

Shares	Security Description	Value (000)
	Household Durables (continued)
9,295	Lennar Corp., Class - A	$1,080
2,042	Mohawk Industries, Inc.(a)	372
12,932	Newell Brands, Inc.	282
118	NVR, Inc.(a)	697
8,977	PulteGroup, Inc.	513
2,111	Whirlpool Corp.	495
		13,921
	Household Products — 1.09%
47,281	Church & Dwight Co., Inc.	4,846
41,102	Colgate-Palmolive Co.	3,507
19,811	Kimberly-Clark Corp.	2,832
11,394	The Clorox Co.	1,986
89,278	The Procter & Gamble Co.	14,605
		27,776
	Independent Power and Renewable Electricity Producers — 0.07%
11,809	NRG Energy, Inc.	508
22,454	The AES Corp.	546
33,797	Vistra Corp.	770
		1,824
	Industrial Conglomerates — 0.64%
22,919	3M Co.	4,071
37,095	General Electric Co.	3,504
23,066	Honeywell International, Inc.	4,809
8,191	Roper Technologies, Inc.	4,030
		16,414
	Insurance — 1.46%
21,772	Aflac, Inc.	1,271
482	Alleghany Corp.(a)	322
2,488	American Financial Group, Inc.	342
29,123	American International Group, Inc.	1,656
10,548	Aon PLC, Class - A	3,170
41,258	Arch Capital Group Ltd.(a)	1,834
9,972	Arthur J. Gallagher & Co.	1,692
3,371	Assurant, Inc.	526
4,486	Athene Holding Ltd., Class - A(a)	374
17,656	Brown & Brown, Inc.	1,240
15,830	Chubb Ltd.	3,060
5,162	Cincinnati Financial Corp.	588
7,056	Erie Indemnity Co., Class - A	1,359
2,172	Everest Re Group Ltd.	595
12,945	Fidelity National Financial, Inc.	675
3,352	Globe Life, Inc.	314
6,174	Lincoln National Corp.	421
6,444	Loews Corp.	372
465	Markel Corp.(a)	574
21,472	Marsh & McLennan Companies, Inc.	3,732
25,085	MetLife, Inc.	1,568

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
9,276	Principal Financial Group, Inc.	$671
12,728	Prudential Financial, Inc.	1,378
4,777	RenaissanceRe Holdings Ltd.	809
12,366	The Allstate Corp.	1,455
12,105	The Hartford Financial Services Group, Inc.	836
29,026	The Progressive Corp.	2,980
9,241	The Travelers Companies, Inc.	1,445
4,808	W.R. Berkley Corp.	396
7,304	Willis Towers Watson PLC	1,735
		37,390
	Interactive Media & Services — 4.78%
13,796	Alphabet, Inc., Class - A(a)	39,968
10,833	Alphabet, Inc., Class - C(a)	31,346
28,605	IAC/InterActiveCorp.(a)	3,739
19,978	Match Group, Inc.(a)	2,642
98,490	Meta Platforms, Inc., Class - A(a)	33,127
18,084	Pinterest, Inc., Class - A(a)	657
31,301	Scout24 AG	2,189
135,770	Snap, Inc., Class - A(a)	6,385
26,886	Twitter, Inc.(a)	1,162
2,065	Zillow Group, Inc., Class - A(a)	128
5,352	Zillow Group, Inc., Class - C(a)	342
7,562	ZoomInfo Technologies, Inc.(a)	485
		122,170
	Internet & Direct Marketing Retail — 3.04%
23,383	Alibaba Group Holding Ltd., ADR(a)	2,778
18,697	Amazon.com, Inc.(a)	62,341
13,091	Chewy, Inc., Class - A(a)	772
3,610	DoorDash, Inc., Class - A(a)	538
36,380	eBay, Inc.	2,419
4,259	Etsy, Inc.(a)	932
84,823	Farfetch Ltd., Class - A(a)	2,836
3,396	MercadoLibre, Inc.(a)	4,580
2,495	Wayfair, Inc., Class - A(a)	474
		77,670
	IT Services — 5.70%
21,219	Accenture PLC, Class - A	8,796
78,290	Adyen N.V., ADR(a)	2,061
627	Adyen N.V.(a)	1,650
11,033	Affirm Holdings, Inc.(a)	1,109
15,533	Afterpay Ltd.(a)	938
14,279	Akamai Technologies, Inc.(a)	1,671
14,039	Automatic Data Processing, Inc.	3,462
46,940	Bigcommerce Holdings, Inc.(a)	1,660
49,857	Black Knight, Inc.(a)	4,132
48,735	Block, Inc., Class - A(a)	7,871
7,787	Broadridge Financial Solutions, Inc.	1,424

Shares	Security Description	Value (000)
	IT Services (continued)
17,877	Cognizant Technology Solutions Corp.	$1,586
1,891	EPAM Systems, Inc.(a)	1,264
54,654	Fidelity National Information Services, Inc.	5,966
58,469	Fiserv, Inc.(a)	6,069
2,681	FleetCor Technologies, Inc.(a)	600
2,908	Gartner, Inc.(a)	972
9,954	Global Payments, Inc.	1,346
11,807	GMO Payment Gateway, Inc.	1,473
59,150	GoDaddy, Inc., Class - A(a)	5,019
31,602	International Business Machines Corp.	4,224
7,419	Jack Henry & Associates, Inc.	1,239
298	Kyndryl Holdings, Inc.-W/I(a)	5
60,098	Marqeta, Inc., Class - A(a)	1,032
51,570	MasterCard, Inc., Class - A	18,530
1,957	MongoDB, Inc.(a)	1,036
6,893	Okta, Inc.(a)	1,545
41,196	Pagseguro Digital Ltd.(a)	1,080
10,934	Paychex, Inc.	1,492
63,115	PayPal Holdings, Inc.(a)	11,902
4,205	Shopify, Inc., Class - A(a)	5,792
16,150	Snowflake, Inc., Class - A(a)	5,470
58,112	Stoneco Ltd., Class - A(a)	980
49,309	The Western Union Co.	879
21,777	Twilio, Inc., Class - A(a)	5,735
18,851	VeriSign, Inc.(a)	4,786
95,833	Visa, Inc., Class - A	20,768
		145,564
	Leisure Products — 0.04%
4,479	Hasbro, Inc.	455
18,941	Peloton Interactive, Inc., Class - A(a)	678
		1,133
	Life Sciences Tools & Services — 2.39%
6,545	10X Genomics, Inc., Class - A(a)	975
42,110	Agilent Technologies, Inc.	6,723
17,569	Avantor, Inc.(a)	740
1,709	Bio-Rad Laboratories, Inc., Class - A(a)	1,291
2,772	Bio-Techne Corp.	1,434
5,426	Charles River Laboratories International, Inc.(a)	2,044
43,581	Eurofins Scientific SE	5,398
4,937	Illumina, Inc.(a)	1,878
6,482	IQVIA Holdings, Inc.(a)	1,829
10,553	Medpace Holdings, Inc.(a)	2,297
3,267	Mettler-Toledo International, Inc.(a)	5,545
26,251	PerkinElmer, Inc.	5,279
11,646	Sartorius Stedim Biotech	6,395
26,762	Thermo Fisher Scientific, Inc.	17,856
3,479	Waters Corp.(a)	1,297
		60,981

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery — 1.03%
18,471	Caterpillar, Inc.	$3,819
6,240	Cummins, Inc.	1,361
9,838	Deere & Co.	3,373
4,866	Dover Corp.	884
10,889	Fortive Corp.	831
15,908	IDEX Corp.	3,759
10,704	Illinois Tool Works, Inc.	2,642
13,708	Ingersoll-Rand, Inc.	848
1,770	Nordson Corp.	452
25,815	Otis Worldwide Corp.	2,248
18,180	PACCAR, Inc.	1,604
4,354	Parker Hannifin Corp.	1,385
5,609	Pentair PLC	410
1,800	Snap-on, Inc.	388
5,415	Stanley Black & Decker, Inc.	1,021
6,101	Westinghouse Air Brake Technologies Corp.	562
6,087	Xylem, Inc.	730
		26,317
	Media — 1.16%
368	Cable One, Inc.	648
10,985	Charter Communications, Inc., Class - A(a)	7,162
161,900	Comcast Corp., Class - A	8,149
28,952	Discovery, Inc.^(a)	682
33,643	Discovery, Inc., Class - C(a)	770
8,344	Dish Network Corp.(a)	271
20,762	Fox Corp., Class - A	766
13,700	Fox Corp., Class - B	469
4,075	Liberty Broadband Corp., Class - A(a)	655
30,774	Liberty Broadband Corp., Class - C(a)	4,959
27,531	Liberty Global PLC, Class - A(a)	764
34,476	Liberty Global PLC, Class - C(a)	968
3,032	Liberty Media Corp. - Liberty SiriusXM, Class - A(a)	154
5,847	Liberty Media Corp. - Liberty SiriusXM, Class - C(a)	297
20,583	News Corp., Class - A	459
13,123	Omnicom Group, Inc.	962
72,159	Sirius XM Holdings, Inc.^	458
13,158	The Interpublic Group of Companies, Inc.	493
19,873	ViacomCBS, Inc., Class - B	600
		29,686
	Metals & Mining — 0.26%
49,125	Freeport-McMoRan, Inc.	2,049
47,509	Newmont Corp.	2,947
9,582	Nucor Corp.	1,094
7,097	Steel Dynamics, Inc.	441
		6,531

Shares	Security Description	Value (000)
	Mortgage Real Estate Investment Trusts — 0.08%
81,266	AGNC Investment Corp.	$1,223
106,960	Annaly Capital Management, Inc.	836
		2,059
	Multiline Retail — 0.45%
12,937	Dollar General Corp.	3,050
16,745	Dollar Tree, Inc.(a)	2,353
26,534	Target Corp.	6,142
		11,545
	Multi-Utilities — 0.70%
18,829	Ameren Corp.	1,676
19,085	CenterPoint Energy, Inc.	533
26,725	CMS Energy Corp.	1,739
26,546	Consolidated Edison, Inc.	2,265
39,144	Dominion Energy, Inc.	3,075
10,288	DTE Energy Co.	1,230
43,921	NiSource, Inc.	1,212
31,655	Public Service Enterprise Group, Inc.	2,113
14,375	Sempra Energy	1,901
22,264	WEC Energy Group, Inc.	2,161
		17,905
	Oil, Gas & Consumable Fuels — 1.34%
13,586	Cheniere Energy, Inc.	1,378
65,095	Chevron Corp.	7,639
44,521	ConocoPhillips	3,214
26,321	Coterra Energy, Inc.	500
21,833	Devon Energy Corp.	962
5,786	Diamondback Energy, Inc.	624
19,722	EOG Resources, Inc.	1,752
142,656	Exxon Mobil Corp.	8,729
9,335	Hess Corp.	691
68,865	Kinder Morgan, Inc.	1,092
20,879	Marathon Petroleum Corp.	1,336
31,455	Occidental Petroleum Corp.	912
15,012	ONEOK, Inc.	882
14,763	Phillips 66	1,070
7,848	Pioneer Natural Resources Co.	1,427
41,012	The Williams Companies, Inc.	1,068
13,781	Valero Energy Corp.	1,035
		34,311
	Personal Products — 0.34%
3,523	L’Oreal SA	1,672
18,802	The Estee Lauder Companies, Inc.	6,961
		8,633
	Pharmaceuticals — 2.51%
90,874	Bristol-Myers Squibb Co.	5,666
5,739	Catalent, Inc.(a)	735
19,357	Elanco Animal Health, Inc.(a)	549

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals (continued)
36,768	Eli Lilly & Co.	$10,156
10,612	Horizon Therapeutics PLC(a)	1,144
7,694	Jazz Pharmaceuticals PLC(a)	980
94,838	Johnson & Johnson	16,225
98,957	Merck & Co., Inc.	7,584
209,698	Pfizer, Inc.	12,383
35,281	Royalty Pharma PLC, Class - A	1,406
73,904	Viatris, Inc.	1,000
25,825	Zoetis, Inc.	6,301
		64,129
	Professional Services — 0.82%
16,809	Booz Allen Hamilton Holding Corp.	1,425
51,483	Clarivate PLC(a)	1,211
45,942	CoStar Group, Inc.(a)	3,631
17,751	Equifax, Inc.	5,198
41,877	Experian PLC	2,058
13,995	IHS Markit Ltd.	1,860
6,778	Leidos Holdings, Inc.	602
3,842	Robert Half International, Inc.	428
6,426	TransUnion	762
16,789	Verisk Analytics, Inc., Class - A	3,841
		21,016
	Real Estate Management & Development — 0.24%
27,346	CBRE Group, Inc., Class - A(a)	2,967
11,902	Colliers International Group, Inc.	1,769
87,127	Tricon Residential, Inc.	1,334
		6,070
	Road & Rail — 1.15%
1,442	AMERCO	1,047
43,076	Canadian Pacific Railway Ltd.	3,099
76,610	CSX Corp.	2,881
5,731	JB Hunt Transport Services, Inc.	1,171
19,700	Knight-Swift Transportation Holdings, Inc.	1,200
8,728	Lyft, Inc., Class - A(a)	373
8,180	Norfolk Southern Corp.	2,435
11,982	Old Dominion Freight Line, Inc.	4,294
176,187	Uber Technologies, Inc.(a)	7,388
21,938	Union Pacific Corp.	5,527
		29,415
	Semiconductors & Semiconductor Equipment — 4.52%
67,547	Advanced Micro Devices, Inc.(a)	9,720
39,225	Analog Devices, Inc.	6,895
30,375	Applied Materials, Inc.	4,780
2,179	ASML Holding NV, NYS	1,735
13,758	Broadcom, Inc.	9,155
4,277	Enphase Energy, Inc.(a)	782
4,562	Entegris, Inc.	632

Shares	Security Description	Value (000)
	Semiconductors & Semiconductor Equipment (continued)
136,115	Intel Corp.	$7,010
5,190	KLA Corp.	2,232
4,807	Lam Research Corp.	3,457
27,380	Marvell Technology, Inc.	2,395
18,286	Microchip Technology, Inc.	1,592
37,900	Micron Technology, Inc.	3,530
1,446	Monolithic Power Systems, Inc.	713
126,969	NVIDIA Corp.	37,344
8,919	NXP Semiconductors N.V.	2,032
13,880	ON Semiconductor Corp.(a)	943
3,852	Qorvo, Inc.(a)	602
38,027	QUALCOMM, Inc.	6,954
5,612	Skyworks Solutions, Inc.	871
1,766	SolarEdge Technologies, Inc.(a)	495
24,852	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,990
5,608	Teradyne, Inc.	917
31,099	Texas Instruments, Inc.	5,861
8,283	Xilinx, Inc.	1,756
		115,393
	Software — 11.10%
27,360	Adobe, Inc.(a)	15,515
55,287	Anaplan, Inc.(a)	2,535
12,013	ANSYS, Inc.(a)	4,819
7,324	AppFolio, Inc., Class - A(a)	887
2,240	Asana, Inc., Class - A(a)	167
5,373	Atlassian Corp. PLC, Class - A(a)	2,049
19,714	Autodesk, Inc.(a)	5,543
24,281	Avalara, Inc.(a)	3,135
14,526	Bentley Systems, Inc., Class - B	702
2,512	Bill.com Holdings, Inc.(a)	626
17,479	Blackline, Inc.(a)	1,810
23,710	Cadence Design Systems, Inc.(a)	4,419
32,915	Ceridian HCM Holding, Inc.(a)	3,439
15,266	Citrix Systems, Inc.	1,444
12,898	Cloudflare, Inc., Class - A(a)	1,696
22,078	Coupa Software, Inc.(a)	3,489
13,489	Crowdstrike Holdings, Inc., Class - A(a)	2,762
27,517	Dassault Systemes SE	1,639
6,455	Datadog, Inc., Class - A(a)	1,150
8,334	DocuSign, Inc.(a)	1,269
23,656	Dropbox, Inc., Class - A(a)	580
73,074	Duck Creek Technologies, Inc.(a)	2,200
6,263	Dynatrace, Inc.(a)	378
29,399	Envestnet, Inc.(a)	2,333
981	Fair Isaac Corp.(a)	425
24,080	Five9, Inc.(a)	3,307
4,662	Fortinet, Inc.(a)	1,676
5,705	Guidewire Software, Inc.(a)	648

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
2,359	HubSpot, Inc.(a)	$1,555
15,249	Intuit, Inc.	9,808
18,214	Kinaxis, Inc.(a)	2,554
305,395	Microsoft Corp.	102,709
56,302	Money Forward, Inc.(a)	3,388
32,139	New Relic, Inc.(a)	3,534
61,989	NortonLifeLock, Inc.	1,610
10,052	Nuance Communications, Inc.(a)	556
102,448	Oracle Corp.	8,935
52,011	Palantir Technologies, Inc., Class - A(a)	947
11,631	Palo Alto Networks, Inc.(a)	6,476
8,935	PAYCOM Software, Inc.(a)	3,710
7,755	Paylocity Holding Corp.(a)	1,831
29,938	Procore Technologies, Inc.(a)	2,394
3,740	PTC, Inc.(a)	453
2,545	RingCentral, Inc., Class - A(a)	477
58,642	Salesforce.com, Inc.(a)	14,903
15,541	ServiceNow, Inc.(a)	10,087
5,416	Splunk, Inc.(a)	627
57,172	SS&C Technologies Holdings, Inc.	4,687
5,130	Synopsys, Inc.(a)	1,890
45,413	The Descartes Systems Group, Inc.(a)	3,756
213,849	The Sage Group PLC	2,467
26,192	The Trade Desk, Inc., Class - A(a)	2,400
10,123	Tyler Technologies, Inc.(a)	5,446
1,890	Unity Software, Inc.(a)	270
7,742	VMware, Inc., Class - A	897
32,373	Workday, Inc., Class - A(a)	8,843
14,471	Xero Ltd.(a)	1,489
3,939	Zendesk, Inc.(a)	411
10,610	Zoom Video Communications, Inc., Class - A(a)	1,951
4,958	Zscaler, Inc.(a)	1,593
		283,296
	Specialty Retail — 1.69%
4,058	Advance Auto Parts, Inc.	974
1,262	AutoZone, Inc.(a)	2,645
7,611	Best Buy Co., Inc.	773
2,237	Burlington Stores, Inc.(a)	652
5,541	CarMax, Inc.(a)	722
2,401	Carvana Co.(a)	557
11,969	Lithia Motors, Inc., Class - A	3,554
23,294	Lowe’s Companies, Inc.	6,021
3,255	O’Reilly Automotive, Inc.(a)	2,299
12,035	Ross Stores, Inc.	1,375
38,945	The Home Depot, Inc.	16,163
62,206	The TJX Companies, Inc.	4,723
8,790	Tractor Supply Co.	2,097

Shares	Security Description	Value (000)
	Specialty Retail (continued)
1,756	Ulta Beauty, Inc.(a)	$724
		43,279
	Technology Hardware, Storage & Peripherals — 4.67%
622,401	Apple, Inc.	110,520
77,879	DELL TECHN-C, Class - C(a)	4,375
43,444	Hewlett Packard Enterprise Co.	685
40,367	HP, Inc.	1,521
7,495	NetApp, Inc.	689
7,260	Seagate Technology Holdings PLC	820
10,277	Western Digital Corp.(a)	670
		119,280
	Textiles, Apparel & Luxury Goods — 0.65%
18,308	Kering SA, ADR	1,474
7,435	Lululemon Athletica, Inc.(a)	2,911
14,443	LVMH Moet Hennessy Louis Vuitton SE, ADR	2,390
54,346	NIKE, Inc., Class - B	9,058
11,201	V.F. Corp.	820
		16,653
	Tobacco — 0.38%
84,047	Altria Group, Inc.	3,983
60,389	Philip Morris International, Inc.	5,737
		9,720
	Trading Companies & Distributors — 0.13%
22,895	Fastenal Co.	1,467
2,437	United Rentals, Inc.(a)	810
1,791	W.W. Grainger, Inc.	928
		3,205
	Water Utilities — 0.12%
11,501	American Water Works Co., Inc.	2,172
17,732	Essential Utilities, Inc.	952
		3,124
	Wireless Telecommunication Services — 0.27%
58,373	T-Mobile US, Inc.(a)	6,770
	Total Common Stocks	2,292,995
	Contingent Right — 0.00%
	Biotechnology — 0.00%
14	Oncternal Therapeutics, Inc. CVR, 6/8/29(a)(b)	—
	Total Contingent Right	—
	Exchange-Traded Fund — 0.42%
22,774	SPDR S&P 500 ETF Trust	10,817
	Total Exchange-Traded Fund	10,817

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Investment Companies — 8.10%
1,848,390	Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%^^(c)	$1,849
204,921,414	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(c)	204,921
	Total Investment Companies	206,770
	Purchased Options on Futures — 0.07%
	Total Purchased Options on Futures	1,751
	Total Investments (cost $1,459,775) — 98.38%	2,512,333
	Other assets in excess of liabilities — 1.62%	41,319
	Net Assets — 100.00%	$2,553,652

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2021. The total value of securities on loan as of December 31, 2021, was $1,748 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2021.

(a)	Represents non-income producing security.

(b)	Security was valued using significant unobservable inputs as of December 31, 2021.

(c)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2021.

The Institutional U.S. Equity Portfolio	Echo Street Capital Management LLC	Jennison Associates, LLC	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	10.29%	4.51%	71.57%	—	3.42%	—	89.79%
Contingent Right	—	—	0.00%	—	—	—	0.00%
Exchange-Traded Fund	0.42%	—	—	—	—	—	0.42%
Investment Companies	—	—	0.09%	7.99%	0.02%	0.00%	8.10%
Purchased Options on Futures	—	—	—	0.07%	—	—	0.07%
Other Assets (Liabilities)	0.05%	0.05%	0.24%	1.23%	0.03%	0.02%	1.62%
Total Net Assets	10.76%	4.56%	71.90%	9.29%	3.47%	0.02%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2021.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	1,251	3/18/22	$297,644	$6,111
Russell 2000 Mini Index Future	61	3/18/22	6,841	131
			$304,485	$6,242
	Total Unrealized Appreciation			$6,242
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$6,242

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2021 (Unaudited)

Options on Futures Contracts

Exchange-traded options on futures contacts written as of December 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	94	$19,270	$4,100.00	1/21/22	$(16)
E-Mini S&P 500 Future Option	Put	80	17,320	4,330.00	1/21/22	(25)
E-Mini S&P 500 Future Option	Put	82	17,507	4,270.00	1/21/22	(22)
E-Mini S&P 500 Future Option	Put	40	8,360	4,180.00	1/21/22	(8)
E-Mini S&P 500 Future Option	Put	49	10,217	4,170.00	1/21/22	(10)
E-Mini S&P 500 Future Option	Put	49	10,143	4,140.00	1/21/22	(9)
E-Mini S&P 500 Future Option	Put	41	8,303	4,050.00	1/21/22	(6)
E-Mini S&P 500 Future Option	Put	48	10,056	4,190.00	1/31/22	(18)
E-Mini S&P 500 Future Option	Put	48	9,984	4,160.00	1/31/22	(17)
E-Mini S&P 500 Future Option	Put	48	10,008	4,170.00	1/31/22	(17)
E-Mini S&P 500 Future Option	Put	41	8,508	4,150.00	1/31/22	(14)
E-Mini S&P 500 Future Option	Put	48	10,080	4,200.00	1/31/22	(19)
E-Mini S&P 500 Future Option	Put	80	17,800	4,450.00	1/31/22	(72)
E-Mini S&P 500 Future Option	Put	80	17,000	4,250.00	1/31/22	(36)
E-Mini S&P 500 Future Option	Put	80	17,600	4,400.00	1/31/22	(59)
E-Mini S&P 500 Future Option	Put	48	9,600	4,000.00	1/31/22	(12)
E-Mini S&P 500 Future Option	Put	85	17,935	4,220.00	1/31/22	(35)
E-Mini S&P 500 Future Option	Put	80	17,600	4,400.00	2/21/22	(125)
E-Mini S&P 500 Future Option	Put	82	17,425	4,250.00	2/21/22	(84)
E-Mini S&P 500 Future Option	Put	92	20,929	4,550.00	2/21/22	(225)
E-Mini S&P 500 Future Option	Put	42	8,379	3,990.00	2/21/22	(22)
E-Mini S&P 500 Future Option	Put	82	17,015	4,150.00	2/21/22	(64)
E-Mini S&P 500 Future Option	Put	44	8,580	3,900.00	2/21/22	(19)
E-Mini S&P 500 Future Option	Put	45	8,888	3,950.00	2/21/22	(22)
E-Mini S&P 500 Future Option	Put	48	9,600	4,000.00	2/21/22	(26)
E-Mini S&P 500 Future Option	Put	82	17,835	4,350.00	2/28/22	(138)
E-Mini S&P 500 Future Option	Put	82	17,712	4,320.00	2/28/22	(128)
E-Mini S&P 500 Future Option	Put	92	20,837	4,530.00	2/28/22	(253)
E-Mini S&P 500 Future Option	Put	82	18,122	4,420.00	3/18/22	(245)
E-Mini S&P 500 Future Option	Put	46	10,005	4,350.00	2/21/22	(62)
						$(1,808)

Exchanged-traded options on futures contacts purchased as of December 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	40	$9,200	$4,600.00	1/21/22	$43
E-Mini S&P 500 Future Option	Put	41	9,328	4,550.00	1/21/22	34
E-Mini S&P 500 Future Option	Put	40	9,400	4,700.00	1/31/22	106
E-Mini S&P 500 Future Option	Put	40	9,300	4,650.00	1/31/22	84
E-Mini S&P 500 Future Option	Put	40	9,100	4,550.00	1/31/22	55
E-Mini S&P 500 Future Option	Put	46	10,994	4,780.00	2/21/22	244
E-Mini S&P 500 Future Option	Put	40	9,400	4,700.00	2/21/22	160
E-Mini S&P 500 Future Option	Put	41	9,430	4,600.00	2/21/22	118
E-Mini S&P 500 Future Option	Put	82	19,064	4,650.00	2/28/22	318
E-Mini S&P 500 Future Option	Put	46	10,971	4,770.00	2/28/22	260
E-Mini S&P 500 Future Option	Put	41	9,686	4,725.00	3/18/22	251
E-Mini S&P 500 Future Option	Put	23	5,348	4,650.00	2/21/22	78
						$1,751

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 91.40%
	Aerospace & Defense — 0.71%
700	Curtiss-Wright Corp.	$97
12,661	Kratos Defense & Security Solutions, Inc.(a)	245
64	Moog, Inc., Class - A	5
16,587	Triumph Group, Inc.(a)	308
		655
	Air Freight & Logistics — 0.48%
1,893	Atlas Air Worldwide Holdings, Inc.(a)	178
586	Hub Group, Inc., Class - A(a)	49
2,816	XPO Logistics, Inc.(a)	219
		446
	Airlines — 1.44%
4,593	Alaska Air Group, Inc.(a)	239
19,424	Azul SA, ADR(a)	256
30,681	Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	551
14,111	JetBlue Airways Corp.(a)	201
4,224	Mesa Air Group, Inc.(a)	24
889	SkyWest, Inc.(a)	35
1,229	Spirit Airlines, Inc.(a)	27
		1,333
	Auto Components — 1.99%
1,571	Adient PLC(a)	75
2,008	American Axle & Manufacturing Holdings, Inc.(a)	19
6,702	BorgWarner, Inc.	302
1,655	Cooper-Standard Holding, Inc.(a)	37
31,785	Dana, Inc.	724
554	Dorman Products, Inc.(a)	63
37	Fox Factory Holding Corp.(a)	6
19,365	Modine Manufacturing Co.(a)	196
91	Patrick Industries, Inc.	7
11,884	Stoneridge, Inc.(a)	235
2,188	Tenneco, Inc., Class - A(a)	25
1,827	The Goodyear Tire & Rubber Co.(a)	39
872	Visteon Corp.(a)	97
2,900	Workhorse Group, Inc.(a)	13
		1,838
	Automobiles — 0.06%
5,393	Lordstown Motors Corp., Class - A(a)	19
522	Winnebago Industries, Inc.	39
		58
	Banks — 7.01%
1,044	1st Source, Inc.	52
1,715	Ameris Bancorp	85
813	Banc of California, Inc.	16
1,048	BancFirst Corp.	74
6,654	BankUnited, Inc.	281

Shares	Security Description	Value (000)
	Banks (continued)
1,471	Bankwell Financial Group, Inc.	$48
2,204	BCB Bancorp, Inc.	34
4,535	Berkshire Hills Bancorp, Inc.	129
418	Byline Bancorp, Inc.	11
5,139	Cadence Bank	153
2,951	Cathay General Bancorp.	127
1,054	Central Valley Community Bancorp	22
2,637	CIT Group, Inc.	135
229	Civista Bancshares, Inc.	6
3,735	Columbia Banking System, Inc.	122
2,630	ConnectOne Bancorp, Inc.	86
1,026	Cullen/Frost Bankers, Inc.	129
581	Eagle Bancorp, Inc.	34
688	Enterprise Financial Services Corp.	32
1,703	FB Financial Corp.	75
952	First Bancorp	44
29,399	First Bancorp	405
2,341	First Bank	34
3,516	First Busey Corp.	95
7	First Citizens BancShares, Inc., Class - A	6
3,478	First Financial Bancorp	85
7,829	First Horizon Corp.	128
114	First Interstate BancSystem, Inc., Class - A	5
2,416	First Merchants Corp.	101
6,458	Fulton Financial Corp.	110
3,305	Hancock Whitney Corp.	165
868	Hilltop Holdings, Inc.	31
1,293	Hope Bancorp, Inc.	19
2,366	Horizon Bancorp, Inc.	49
941	Independent Bank Corp.	77
1,662	Independent Bank Group, Inc.	120
129	International Bancshares Corp.	5
441	Lakeland Financial Corp.	35
2,021	Live Oak Bancshares, Inc.	176
1,295	Midland States Bancorp, Inc.	32
1,880	MidWestOne Financial Group, Inc.	61
1,622	Northrim Bancorp, Inc.	70
2,194	Old Second Bancorp, Inc.	28
1,149	Orrstown Financial Services, Inc.	29
1,042	Pacific Premier Bancorp, Inc.	42
1,429	Peoples Bancorp, Inc.	45
3,233	Pinnacle Financial Partners, Inc.	309
4,394	Popular, Inc.	361
7,725	Republic First Bancorp, Inc.(a)	29
734	ServisFirst Bancshares, Inc.	62
1,311	Stock Yards Bancorp, Inc.	84
510	Texas Capital Bancshares, Inc.(a)	31
22,969	The Bancorp, Inc.(a)	582
2,444	The Bank of N.T. Butterfield & Son Ltd.	93

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
3,235	Towne Bank	$102
126	Triumph Bancorp, Inc.(a)	15
2,275	United Bankshares, Inc.	83
3,391	United Community Banks, Inc.	122
2,879	Veritex Holdings, Inc.	115
2,021	Washington Trust Bancorp, Inc.	114
5,366	Webster Financial Corp.	300
2,812	WesBanco, Inc.	98
3,643	Wintrust Financial Corp.	331
		6,479
	Beverages — 0.03%
296	Celsius Holdings, Inc.(a)	22
11	The Boston Beer Co., Inc., Class - A(a)	6
		28
	Biotechnology — 5.20%
1,363	2seventy bio, Inc.(a)	35
627	4D Molecular Therapeutics, Inc.(a)	14
5,528	ACADIA Pharmaceuticals, Inc.(a)	129
1,393	Aldeyra Therapeutics, Inc.(a)	6
1,469	Alector, Inc.(a)	30
6,265	Alpine Immune Sciences, Inc.(a)	87
564	AnaptysBio, Inc.(a)	20
1,049	Anavex Life Sciences Corp.(a)	18
468	Apellis Pharmaceuticals, Inc.(a)	22
177	Arcturus Therapeutics Holdings, Inc.(a)	7
734	Arcus Biosciences, Inc.(a)	30
1,137	Arena Pharmaceuticals, Inc.(a)	106
1,118	Arrowhead Pharmaceuticals, Inc.(a)	74
3,800	Astria Therapeutics, Inc.(a)	20
398	Atara Biotherapeutics, Inc.(a)	6
1,799	Atea Pharmaceuticals, Inc.(a)	16
435	Beam Therapeutics, Inc.(a)	35
12,602	Beyondspring, Inc.^(a)	57
7,393	BioCryst Pharmaceuticals, Inc.(a)	102
698	Biohaven Pharmaceutical Holding Co. Ltd.(a)	96
2,613	BioMarin Pharmaceutical, Inc.(a)	230
2,573	Black Diamond Therapeutics, Inc.(a)	14
906	Bridgebio Pharma, Inc.(a)	15
845	CareDx, Inc.(a)	38
515	ChemoCentryx, Inc.(a)	19
1,365	Chimerix, Inc.(a)	9
1,402	Cortexyme, Inc.(a)	18
467	Cytokinetics, Inc.(a)	21
1,419	Dynavax Technologies Corp.(a)	20
323	Emergent BioSolutions, Inc.(a)	14
3,833	Erasca, Inc.^(a)	60
2,391	Exact Sciences Corp.(a)	186

Shares	Security Description	Value (000)
	Biotechnology (continued)
1,244	Fate Therapeutics, Inc.(a)	$73
6,455	FibroGen, Inc.(a)	91
10,318	Frequency Therapeutics, Inc.(a)	53
1,932	Galectin Therapeutics, Inc.(a)	4
20,923	Gemini Therapeutics, Inc.(a)	61
1,929	Global Blood Therapeutics, Inc.(a)	56
5,470	Halozyme Therapeutics, Inc.(a)	219
8,618	Harpoon Therapeutics, Inc.(a)	65
1,621	Humanigen, Inc.(a)	6
548	IGM Biosciences, Inc.(a)	16
2,674	ImmunoGen, Inc.(a)	20
1,913	Incyte Corp.(a)	140
27,920	Infinity Pharmaceuticals, Inc.(a)	63
7,364	Inovio Pharmaceuticals, Inc.(a)	37
1,450	Insmed, Inc.(a)	39
928	Intellia Therapeutics, Inc.(a)	110
7,859	Iovance Biotherapeutics, Inc.(a)	150
7,006	Ironwood Pharmaceuticals, Inc.(a)	82
38	Karuna Therapeutics, Inc.(a)	5
15,881	Karyopharm Therapeutics, Inc.(a)	102
975	Kezar Life Sciences, Inc.(a)	16
223	Kodiak Sciences, Inc.(a)	19
347	Krystal Biotech, Inc.(a)	24
824	Kura Oncology, Inc.(a)	12
180	Kymera Therapeutics, Inc.(a)	11
1,468	Lexicon Pharmaceuticals, Inc.(a)	6
333	Ligand Pharmaceuticals, Inc., Class - B(a)	51
854	MacroGenics, Inc.(a)	14
1,407	MannKind Corp.(a)	6
435	MaxCyte, Inc.(a)	4
653	Mirati Therapeutics, Inc.(a)	96
3,366	Myriad Genetics, Inc.(a)	93
649	Natera, Inc.(a)	61
1,103	Nkarta, Inc.(a)	17
701	Novavax, Inc.(a)	100
340	Nurix Therapeutics, Inc.(a)	10
876	Ocugen, Inc.(a)	4
1,217	Olema Pharmaceuticals, Inc.(a)	11
9,226	OPKO Health, Inc.(a)	44
1,512	Passage Bio, Inc.(a)	10
2,087	PDL BioPharma, Inc.	5
333	Prelude Therapeutics, Inc.(a)	4
747	Protagonist Therapeutics, Inc.(a)	26
1,348	Prothena Corp. PLC(a)	67
142	PTC Therapeutics, Inc.(a)	6
7,971	Puma Biotechnology, Inc.(a)	24
3,339	Recro Pharma, Inc.(a)	6
2,297	Recursion Pharmaceuticals, Inc., Class - A(a)	39
493	Repligen Corp.(a)	131

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
2,917	REVOLUTION Medicines, Inc.(a)	$73
3,117	Rigel Pharmaceuticals, Inc.(a)	8
448	Rocket Pharmaceuticals, Inc.(a)	10
1,425	Seres Therapeutics, Inc.(a)	12
1,046	Shattuck Labs, Inc.(a)	9
7,010	Silverback Therapeutics, Inc.(a)	47
30,087	Solid Biosciences, Inc.(a)	53
2,137	Syndax Pharmaceuticals, Inc.(a)	47
1,724	TG Therapeutics, Inc.(a)	33
4,673	Travere Therapeutics, Inc.(a)	145
164	Twist Bioscience Corp.(a)	13
1,299	Ultragenyx Pharmaceutical, Inc.(a)	109
789	United Therapeutics Corp.(a)	170
326	Vanda Pharmaceuticals, Inc.(a)	5
640	Vaxart, Inc.(a)	4
802	Vericel Corp.(a)	32
2,382	Xencor, Inc.(a)	96
1,004	Xoma Corp.(a)	21
629	Zentalis Pharmaceuticals, Inc.(a)	53
		4,803
	Building Products — 2.98%
50	Advanced Drainage Systems, Inc.	7
1,948	Apogee Enterprises, Inc.	94
5,407	Armstrong Flooring, Inc.(a)	11
15,723	Builders FirstSource, Inc.(a)	1,347
13,354	Caesarstone Ltd.	151
354	CSW Industrials, Inc.	43
815	Gibraltar Industries, Inc.(a)	54
1,230	Griffon Corp.	35
443	Insteel Industries, Inc.	18
1,901	Masonite International Corp.(a)	225
3,356	Trex Company, Inc.(a)	453
2,423	UFP Industries, Inc.	223
2,122	View, Inc.(a)	8
2,342	Zurn Water Solutions Corp.	85
		2,754
	Capital Markets — 2.67%
1,343	Ares Management Corp., Class - A	109
4,822	Arlington Asset Investment Corp., Class - A(a)	17
1,338	Artisan Partners Asset Management, Inc., Class - A	64
493	B. Riley Financial, Inc.	44
13,347	BGC Partners, Inc., Class - A	62
1,179	Brightsphere Investment Group, Inc.	30
979	Cohen & Steers, Inc.	91
677	Cowen, Inc., Class - A	24
1,749	Evercore, Inc., Class - A	238

Shares	Security Description	Value (000)
	Capital Markets (continued)
3,056	Federated Hermes, Inc., Class - B	$115
1,301	Focus Financial Partners, Inc., Class - A(a)	78
62	GlassBridge Enterprises, Inc.(a)	6
184	Hamilton Lane, Inc.	19
75	Houlihan Lokey, Inc.	8
3,694	LPL Financial Holdings, Inc.	590
79	Moelis & Co., Class - A	5
3,315	Raymond James Financial, Inc.	333
5,356	Safeguard Scientifics, Inc.(a)	39
1,887	Stifel Financial Corp.	133
5,156	The Carlyle Group, Inc.	283
2,045	Victory Capital Holdings, Inc., Class - A	75
157	Virtus Investment Partners, Inc.	47
9,720	WisdomTree Investments, Inc.	59
		2,469
	Chemicals — 2.63%
8,475	Advanced Emissions Solutions, Inc.(a)	56
2,308	Albemarle Corp.	539
828	Avient Corp.	46
695	Balchem Corp.	117
48	Cabot Corp.	3
1,174	Ferro Corp.(a)	26
4,669	FMC Corp.	513
158	Huntsman Corp.	6
1,018	Innospec, Inc.	92
562	Kraton Corp.(a)	26
429	Kronos Bio, Inc.(a)	6
1,908	Kronos Worldwide, Inc.	29
8,091	Livent Corp.(a)	197
809	Minerals Technologies, Inc.	59
129	NewMarket Corp.	44
1,544	Orion Engineered Carbons SA(a)	28
2,812	PureCycle Technologies, Inc.(a)	27
274	Quaker Chemical Corp.	63
898	Sensient Technologies Corp.	90
85	Stepan Co.	11
1,217	Trinseo PLC(a)	64
15,251	Tronox Holdings PLC, Class - A	367
3,491	Zymergen, Inc.(a)	23
		2,432
	Commercial Services & Supplies — 0.89%
1,375	ABM Industries, Inc.	56
1,728	ACCO Brands Corp.	14
1,307	Casella Waste Systems, Inc.(a)	112
335	Cimpress PLC(a)	24
656	HNI Corp.	28
19,349	Interface, Inc.	308
749	McGrath RentCorp	60

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Commercial Services & Supplies (continued)
1,301	MillerKnoll, Inc.	$51
33	MSA Safety, Inc.	5
18,573	Pitney Bowes, Inc.	123
1,559	Quad/Graphics, Inc.(a)	6
187	Tetra Tech, Inc.	32
27	UniFirst Corp.	6
48	VSE Corp.	3
		828
	Communications Equipment — 0.42%
1,460	ADTRAN, Inc.	33
673	Clearfield, Inc.(a)	57
4,705	Extreme Networks, Inc.(a)	74
2,372	Infinera Corp.(a)	23
1,123	InterDigital, Inc.	81
475	Lumentum Holdings, Inc.(a)	50
822	NETGEAR, Inc.(a)	24
4,451	PCTEL, Inc.	25
2,536	Ribbon Communications, Inc.(a)	15
423	Viavi Solutions, Inc.(a)	7
		389
	Construction & Engineering — 2.83%
5,028	AECOM(a)	389
1,546	Ameresco, Inc., Class - A(a)	126
1,585	Dycom Industries, Inc.(a)	149
1,160	EMCOR Group, Inc.	148
2,153	Fluor Corp.(a)	53
6,711	Granite Construction, Inc.	260
3,120	INNOVATE Corp.(a)	12
4,033	MasTec, Inc.(a)	372
117	MYR Group, Inc.(a)	13
2,758	Primoris Services Corp.	66
3,807	Quanta Services, Inc.	437
38,496	Tutor Perini Corp.(a)	475
2,938	WillScot Mobile Mini Holdings Corp.(a)	120
		2,620
	Construction Materials — 1.12%
2,943	Eagle Materials, Inc., Class - A	489
13,581	Summit Materials, Inc., Class - A(a)	546
		1,035
	Consumer Finance — 0.41%
4,654	Green Dot Corp., Class - A(a)	169
3,434	LendingClub Corp.(a)	83
875	Navient Corp.	19
351	Nelnet, Inc., Class - A	34
936	PROG Holdings, Inc.(a)	42
131	World Acceptance Corp.(a)	32
		379

Shares	Security Description	Value (000)
	Containers & Packaging — 0.46%
693	AptarGroup, Inc.	$85
5,432	Graphic Packaging Holding Co.	106
3,245	Myers Industries, Inc.	65
13,410	Pactiv Evergreen, Inc.	170
		426
	Diversified Consumer Services — 1.19%
14,388	2U, Inc.(a)	289
10,162	Adtalem Global Education, Inc.(a)	300
2,186	Chegg, Inc.(a)	67
8,669	Houghton Mifflin Harcourt Co.(a)	140
25,735	Perdoceo Education Corp.(a)	303
782	Universal Technical Institute, Inc.(a)	6
		1,105
	Diversified Financial Services — 0.21%
2,195	Cannae Holdings, Inc.(a)	77
4,967	Marlin Business Services Corp.	116
		193
	Diversified Telecommunication Services — 0.47%
379	Bandwidth, Inc.(a)	27
3,148	IDT Corp.(a)	139
221	Iridium Communications, Inc.(a)	9
16,098	Radius Global Infrastructure, Inc.(a)	260
		435
	Electric Utilities — 0.24%
1,876	ALLETE, Inc.	125
3,048	Genie Energy Ltd.(a)	17
175	MGE Energy, Inc.	14
528	Otter Tail Corp.	38
141	PNM Resources, Inc.	6
468	Portland General Electric Co.	25
		225
	Electrical Equipment — 1.04%
379	American Superconductor Corp.(a)	4
19,860	Array Technologies, Inc.(a)	312
1,099	Bloom Energy Corp., Class - A(a)	24
3,811	EnerSys	301
519	Eos Energy Enterprises, Inc.(a)	4
3,974	FuelCell Energy, Inc.(a)	21
1,604	Plug Power, Inc.(a)	45
522	Regal Rexnord Corp.	89
4,899	Romeo Power, Inc.(a)	18
3,233	Sunrun, Inc.(a)	111
294	Vicor Corp.(a)	37
		966
	Electronic Equipment, Instruments & Components — 2.68%
517	Airgain, Inc.(a)	5
1,155	Arlo Technologies, Inc.(a)	12

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
743	Badger Meter, Inc.	$79
544	Belden, Inc.	36
34	Dolby Laboratories, Inc., Class - A	3
92	ePlus, Inc.(a)	5
2,761	Fabrinet(a)	327
77	FARO Technologies, Inc.(a)	5
18,320	Flex Ltd.(a)	336
7,611	II-VI, Inc.(a)	521
1,005	Insight Enterprises, Inc.(a)	107
548	IPG Photonics Corp.(a)	94
7,371	Jabil, Inc.	518
301	Kimball Electronics, Inc.(a)	7
3,825	Knowles Corp.(a)	89
431	Littelfuse, Inc.	136
1,326	Methode Electronics, Inc.	65
1,036	MicroVision, Inc.(a)	5
801	nLight, Inc.(a)	19
95	Novanta, Inc.(a)	17
207	Par Technology Corp.(a)	11
114	PC Connection, Inc.	5
51	Plexus Corp.(a)	5
113	Rogers Corp.(a)	31
34	TD SYNNEX Corp.	4
801	TTM Technologies, Inc.(a)	12
4,878	Velodyne Lidar, Inc.(a)	23
290	Vishay Intertechnology, Inc.	6
		2,483
	Energy Equipment & Services — 0.45%
1,908	Archrock, Inc.	14
460	Cactus, Inc., Class - A	18
4,798	Championx Corp.(a)	97
1,804	DMC Global, Inc.(a)	71
4,448	Liberty Oilfield Services, Inc., Class - A(a)	43
2,855	Nextier Oilfield Solutions, Inc.(a)	10
1,775	Oceaneering International, Inc.(a)	20
9,817	Patterson-UTI Energy, Inc.	83
2,735	Solaris Oilfield Infrastructure, Inc., Class - A	18
4,093	Tidewater, Inc.(a)	44
		418
	Entertainment — 0.25%
2,663	AMC Entertainment Holdings, Inc.(a)	72
1,808	Brooklyn ImmunoTherapeutics, Inc.(a)	8
689	Cinemark Holdings, Inc.(a)	11
2,645	CuriosityStream, Inc.(a)	16
724	Gaia, Inc.(a)	6

Shares	Security Description	Value (000)
	Entertainment (continued)
1,640	Liberty Media Corp. - Liberty Braves, Class - A(a)	$47
2,497	Liberty Media Corp. - Liberty Braves, Class - C(a)	70
		230
	Equity Real Estate Investment Trusts — 4.39%
1,931	Agree Realty Corp.	138
2,565	Alexander & Baldwin, Inc.	64
516	Alpine Income Property Trust, Inc.	10
926	American Finance Trust, Inc.	8
2,787	CareTrust REIT, Inc.	64
4,816	Chatham Lodging Trust(a)	66
6,508	Clipper Realty, Inc.	65
1,131	Community Healthcare Trust, Inc.	53
1,360	CoreCivic, Inc.(a)	14
8,961	CorePoint Lodging, Inc.(a)	141
10,253	Corporate Office Properties Trust	288
9,262	DiamondRock Hospitality Co.(a)	89
11,256	DigitalBridge Group, Inc.(a)	94
3,905	Easterly Government Properties, Inc.	90
1,208	EastGroup Properties, Inc.	275
681	Farmland Partners, Inc.	8
3,122	Four Corners Property Trust, Inc.	92
533	Getty Realty Corp.	17
2,520	Gladstone Commercial Corp.	65
6,912	Global Medical REIT, Inc.	123
6,232	Hersha Hospitality Trust(a)	57
2,757	Independence Realty Trust, Inc.	71
1,274	Industrial Logistics Property Trust	32
711	Innovative Industrial Properties, Inc.	187
566	iStar, Inc.	15
3,897	Kite Realty Group Trust	85
713	LTC Properties, Inc.	24
1,990	LXP Industrial Trust	31
4,297	Monmouth Real Estate Investment Corp., Class - A	90
763	National Health Investors, Inc.	44
1,574	National Storage Affiliates	109
6,043	NETSTREIT Corp.	138
290	Pebblebrook Hotel Trust	6
1,185	PotlatchDeltic Corp.	71
24	PS Business Parks, Inc.	4
3,348	Retail Opportunity Investments Corp.	66
6,433	RLJ Lodging Trust	90
1,766	Ryman Hospitality Properties, Inc.(a)	162
6,550	Sabra Health Care REIT, Inc.	89
5,156	Service Properties Trust	45
10,954	SITE Centers Corp.	173
3,436	STAG Industrial, Inc.	165

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
7,641	Summit Hotel Properties, Inc.(a)	$75
846	Tanger Factory Outlet Centers, Inc.	16
1,040	The GEO Group, Inc.	8
7,560	The Macerich Co.	131
1,806	Uniti Group, Inc.	25
1,132	Universal Health Realty Income Trust	67
3,762	Urban Edge Properties	71
1,486	Ventas, Inc.	76
3,365	Veris Residential, Inc.(a)	62
676	Xenia Hotels & Resorts, Inc.(a)	12
		4,061
	Food & Staples Retailing — 0.67%
2,670	BJ’s Wholesale Club Holdings, Inc., Class - C(a)	178
205	Casey’s General Stores, Inc.	40
230	Ingles Markets, Inc., Class - A	20
828	Performance Food Group Co.(a)	38
202	PriceSmart, Inc.	15
1,005	Rite Aid Corp.(a)	15
1,071	SpartanNash Co.	28
1,208	The Andersons, Inc.	47
3,462	United Natural Foods, Inc.(a)	169
834	Village Super Market, Inc., Class - A	20
714	Weis Markets, Inc.	47
		617
	Food Products — 0.53%
1,882	AppHarvest, Inc.(a)	7
1,523	B&G Foods, Inc.^	47
2,059	Darling Ingredients, Inc.(a)	142
572	Fresh Del Monte Produce, Inc.	16
409	Freshpet, Inc.(a)	39
682	J&J Snack Foods Corp.	108
50	John B. Sanfilippo & Son, Inc.	5
124	Lancaster Colony Corp.	21
1,116	The Simply Good Foods Co.(a)	46
1,769	Tootsie Roll Industries, Inc.	64
		495
	Gas Utilities — 0.30%
715	Chesapeake Utilities Corp.	104
221	New Jersey Resources Corp.	9
205	South Jersey Industries, Inc.	5
963	Spire, Inc.	63
2,134	UGI Corp.	98
		279
	Health Care Equipment & Supplies — 4.47%
447	Abiomed, Inc.(a)	160
13,100	Acutus Medical, Inc.(a)	45
5,477	AngioDynamics, Inc.(a)	151

Shares	Security Description	Value (000)
	Health Care Equipment & Supplies (continued)
3,298	Atossa Therapeutics, Inc.(a)	$5
155	AtriCure, Inc.(a)	11
179	Axonics, Inc.(a)	10
1,686	Beyond Air, Inc.(a)	16
164	CONMED Corp.	23
403	CryoPort, Inc.(a)	24
698	Glaukos Corp.(a)	31
140	Globus Medical, Inc.(a)	10
2,795	Hologic, Inc.(a)	214
2,199	Insulet Corp.(a)	586
479	Integer Holdings Corp.(a)	41
661	Intricon Corp.(a)	11
933	iRhythm Technologies, Inc.(a)	110
3,028	Lantheus Holdings, Inc.(a)	87
211	LeMaitre Vascular, Inc.	11
158	LENSAR, Inc.(a)	1
754	LivaNova PLC(a)	66
4,215	Merit Medical Systems, Inc.(a)	263
4,046	Neogen Corp.(a)	184
5,251	Neuronetics, Inc.(a)	23
671	Nevro Corp.(a)	54
2,582	Novocure Ltd.(a)	194
5,054	NuVasive, Inc.(a)	265
6,199	PAVmed, Inc.(a)	15
249	Quidel Corp.(a)	34
9,549	Quotient, Ltd.(a)	25
1,976	Senseonics Holdings, Inc.(a)	5
390	Shockwave Medical, Inc.(a)	70
12,294	Sientra, Inc.(a)	45
1,272	STAAR Surgical Co.(a)	116
10,786	Talis Biomedical Corp.(a)	43
2,286	Tandem Diabetes Care, Inc.(a)	344
1,363	The Cooper Companies, Inc.	571
360	Vapotherm, Inc.(a)	7
7,678	Varex Imaging Corp.(a)	242
2,157	ViewRay, Inc.(a)	12
1,630	VolitionRX, Ltd.(a)	5
		4,130
	Health Care Providers & Services — 1.74%
3,094	Acadia Healthcare Company, Inc.(a)	188
590	AMN Healthcare Services, Inc.(a)	72
13	Chemed Corp.	7
1,165	Community Health Systems, Inc.(a)	16
153	CorVel Corp.(a)	32
10,078	Covetrus, Inc.(a)	201
47	Encompass Health Corp.	3
145	Guardant Health, Inc.(a)	15
776	LHC Group, Inc.(a)	106
373	Magellan Health, Inc.(a)	35

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
277	Modivcare, Inc.(a)	$41
816	Molina Heathcare, Inc.(a)	260
5,607	Ontrak, Inc.(a)	35
409	Option Care Health, Inc.(a)	12
1,478	Owens & Minor, Inc.	64
3,683	Patterson Companies, Inc.	108
1,149	R1 RCM, Inc.(a)	29
2,950	RadNet, Inc.(a)	89
1,380	Select Medical Holdings Corp.	41
1,391	Sharps Compliance Corp.(a)	10
435	Surgery Partners, Inc.(a)	23
2,414	Tenet Healthcare Corp.(a)	197
195	The Ensign Group, Inc.	16
244	Triple-S Management Corp., Class - B(a)	9
		1,609
	Health Care Technology — 0.90%
5,097	Allscripts Healthcare Solutions, Inc.(a)	94
4,413	American Well Corp., Class - A(a)	27
1,328	Evolent Health, Inc., Class - A(a)	37
276	Health Catalyst, Inc.(a)	11
2,657	HealthStream, Inc.(a)	70
7,346	iCAD, Inc.(a)	53
925	Inspire Medical System, Inc.(a)	213
3,721	Multiplan Corp.(a)	16
2,060	NextGen Healthcare, Inc.(a)	37
1,413	Omnicell, Inc.(a)	254
250	Vocera Communications, Inc.(a)	16
		828
	Hotels, Restaurants & Leisure — 3.26%
162	BJ’s Restaurants, Inc.(a)	6
805	Bloomin’ Brands, Inc.(a)	17
5,300	Boyd Gaming Corp.(a)	348
7,192	Caesars Entertainment, Inc.(a)	671
398	Chuy’s Holdings, Inc.(a)	12
1,221	Dave & Buster’s Entertainment, Inc.(a)	47
1,018	Dine Brands Global, Inc.	77
7,017	Fiesta Restaurant Group, Inc.(a)	77
428	Golden Entertainment, Inc.(a)	22
2,109	Golden Nugget Online Gaming, Inc.(a)	21
8,226	Hall of Fame Resort & Entertainment Co.(a)	13
1,218	Hilton Grand Vacations, Inc.(a)	63
5,491	Lindblad Expeditions Holdings, Inc.(a)	86
731	Papa John’s International, Inc.	98
5,417	Planet Fitness, Inc., Class - A(a)	490
3,075	PlayAGS, Inc.(a)	21
2,685	Red Robin Gourmet Burgers, Inc.(a)	44
3,440	Red Rock Resorts, Inc., Class - A	189

Shares	Security Description	Value (000)
	Hotels, Restaurants & Leisure (continued)
999	Scientific Games Corp., Class - A(a)	$67
581	Texas Roadhouse, Inc.	52
8,522	The Cheesecake Factory, Inc.(a)	334
145	Vail Resorts, Inc.	48
1,233	Wingstop, Inc.	213
		3,016
	Household Durables — 0.90%
2,864	Aterian, Inc.(a)	12
1,024	Casper Sleep, Inc.(a)	7
972	Gopro, Inc., Class - A(a)	10
4,782	Green Brick Partners, Inc.(a)	144
1,600	Hamilton Beach Brands Holding Co., Class - A	23
156	Hooker Furniture Corp.	4
370	Installed Building Products, Inc.	52
98	iRobot Corp.(a)	6
748	LGI Homes, Inc.(a)	116
485	M/I Homes, Inc.(a)	30
112	MDC Holdings, Inc.	6
1,111	Meritage Homes Corp.(a)	135
147	Skyline Champion Corp.(a)	12
584	The Lovesac Co.(a)	39
477	TopBuild Corp.(a)	132
7,049	Tupperware Brands Corp.(a)	108
		836
	Household Products — 0.06%
240	Central Garden & Pet Co.(a)	13
990	Central Garden & Pet Co., Class - A(a)	47
		60
	Independent Power and Renewable Electricity Producers — 0.12%
1,499	Clearway Energy, Inc., Class - C	54
2,146	Sunnova Energy International, Inc.(a)	60
		114
	Insurance — 2.12%
2,133	American Equity Investment Life Holding Co.	83
6,310	Argo Group International Holdings Ltd.	367
3,379	CNO Financial Group, Inc.	81
875	Everest Re Group Ltd.	240
1,150	Goosehead Insurance, Inc.	150
655	Kinsale Capital Group, Inc.	156
2,483	ProAssurance Corp.	63
49	RLI Corp.	5
1,404	Selective Insurance Group, Inc.	115
1,595	Trupanion, Inc.(a)	210
14,455	United Insurance Holdings Corp.	63
5,249	W.R. Berkley Corp.	431
		1,964

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Interactive Media & Services — 0.18%
8,509	DHI Group, Inc.(a)	$53
6,547	Liberty TripAdvisor Holdings, Inc., Class - A(a)	14
323	MediaAlpha, Inc., Class - A(a)	5
2,677	Yelp, Inc.(a)	97
		169
	Internet & Direct Marketing Retail — 0.22%
197	1-800-Flowers.com, Inc., Class - A(a)	5
331	Etsy, Inc.(a)	72
5,950	Lands’ End, Inc.(a)	117
136	Xometry, Inc., Class A(a)	7
		201
	IT Services — 2.32%
2,010	Alliance Data Systems Corp.	134
15,865	Brightcove, Inc.(a)	162
34	Concentrix Corp.	6
10,305	Conduent, Inc.(a)	55
1,652	CSG Systems International, Inc.	95
2,141	EVERTEC, Inc.	107
717	Evo Payments, Inc., Class - A(a)	18
514	Exlservice Holdings, Inc.(a)	74
5,220	Genpact Ltd.	278
4,084	GreenBox POS(a)	17
1,864	Grid Dynamics Holdings, Inc.(a)	71
254	Jack Henry & Associates, Inc.	42
4,155	LiveRamp Holdings, Inc.(a)	199
979	MAXIMUS, Inc.	78
1,838	MoneyGram International, Inc.(a)	15
22,693	Paya Holdings, Inc.(a)	144
4,891	Paymentus Holdings, Inc., Class - A(a)	171
88	Perficient, Inc.(a)	11
7,615	Switch, Inc., Class - A	218
135	The Hackett Group, Inc.	3
81	TTEC Holdings, Inc.	7
68	Tucows, Inc.(a)	6
822	Unisys Corp.(a)	17
2,286	Verra Mobility Corp.(a)	35
1,316	WEX, Inc.(a)	185
		2,148
	Leisure Products — 0.68%
324	American Outdoor Brands, Inc.(a)	6
925	Callaway Golf Co.(a)	25
77	Johnson Outdoors, Inc., Class - A	7
356	Mastercraft Boat Holdings, Inc.(a)	10
19,915	Mattel, Inc.(a)	430
1,298	Smith & Wesson Brands, Inc.	23
1,490	Yeti Holdings, Inc.(a)	124
		625

Shares	Security Description	Value (000)
	Life Sciences Tools & Services — 0.88%
3,682	Bionano Genomics, Inc.(a)	$11
102	Bruker Corp.	9
305	Codexis, Inc.(a)	10
3,486	Fluidigm Corp.(a)	14
1,767	Harvard Bioscience, Inc.(a)	12
23	ICON PLC(a)	7
599	Medpace Holdings, Inc.(a)	130
636	NanoString Technologies, Inc.(a)	27
3,662	NeoGenomics, Inc.(a)	125
199	Pacific Biosciences of California, Inc.(a)	4
664	Personalis, Inc.(a)	9
3,458	QIAGEN N.V.(a)	193
2,362	Quanterix Corp.(a)	100
7,100	Sotera Health Co.(a)	167
		818
	Machinery — 2.52%
68	Albany International Corp.	6
1,637	Astec Industries, Inc.	113
1,360	Chart Industries, Inc.(a)	217
5,649	CIRCOR International, Inc.(a)	154
168	Columbus McKinnon Corp.	8
3,382	Evoqua Water Technologies Co.(a)	158
1,773	Federal Signal Corp.	77
141	Franklin Electric Co., Inc.	13
4,941	Harsco Corp.(a)	83
434	Helios Technologies, Inc.	46
332	IDEX Corp.	78
1,220	ITT, Inc.	125
819	John Bean Technologies Corp.	126
217	Kadant, Inc.	50
121	Kennametal, Inc.	4
939	Kornit Digital Ltd.(a)	143
902	Lincoln Electric Holdings, Inc.	126
12,070	Meritor, Inc.(a)	298
118	Mueller Industries, Inc.	7
4,188	Nikola Corp.(a)	41
47	Oshkosh Corp.	5
1,045	Park-Ohio Holdings Corp.	22
1,356	SPX Corp.(a)	81
1,151	SPX FLOW, Inc.	100
2,067	Terex Corp.	91
2,085	The Greenbrier Companies, Inc.	96
2,838	Welbilt, Inc.(a)	67
		2,335
	Marine — 0.25%
2,101	Kirby Corp.(a)	125
1,166	Matson, Inc.	105
		230

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media — 1.03%
2,263	AMC Networks, Inc., Class - A(a)	$78
5,647	Cardlytics, Inc.(a)	372
6,875	Clear Channel Outdoor Holdings, Inc.(a)	23
2,513	Entravision Communications Corp., Class - A	17
5,444	Gray Television, Inc.	110
818	Liberty Latin America Ltd., Class - C(a)	9
804	Loyalty Ventures, Inc.(a)	24
5,174	Magnite, Inc.(a)	91
20,606	National CineMedia, Inc.	58
535	Scholastic Corp.	21
1,251	Sinclair Broadcast Group, Inc., Class - A	33
2,249	TEGNA, Inc.	42
3,417	WideOpenWest, Inc.(a)	74
		952
	Metals & Mining — 1.68%
19,314	Alamos Gold, Inc.	149
2,242	Alcoa Corp.	134
23,870	Allegheny Technologies, Inc.(a)	381
6,456	Carpenter Technology Corp.	188
1,173	Haynes International, Inc.	47
9,750	Hecla Mining Co.	51
191	Materion Corp.	18
11,793	Pan American Silver Corp.	293
2,916	Ryerson Holding Corp.	76
5,772	Timkensteel Corp.(a)	95
365	United States Steel Corp.	9
356	Warrior Met Coal, Inc.	9
1,868	Worthington Industries, Inc.	102
		1,552
	Mortgage Real Estate Investment Trusts — 0.41%
3,370	AG Mortgage Investment Trust, Inc.	35
7,810	BrightSpire Capital, Inc.	80
551	Franklin BSP Realty Trust, Inc.	8
1,873	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	99
18,756	MFA Financial, Inc.	86
2,348	Redwood Trust, Inc.	31
3,043	Two Harbors Investment Corp.	18
11,584	Western Asset Mortgage Capital Corp.	24
		381
	Multiline Retail — 0.24%
8,601	Macy’s, Inc.	225
	Multi-Utilities — 0.06%
726	Black Hills Corp.	51
	Oil, Gas & Consumable Fuels — 2.21%
1,121	Amyris, Inc.(a)	6
3,497	Antero Resources Corp.(a)	61

Shares	Security Description	Value (000)
	Oil, Gas & Consumable Fuels (continued)
1,094	Arch Resources, Inc.	$100
9,716	Berry Corp.	82
181	Callon Petroleum Co.(a)	9
2,500	Centennial Resource Development, Inc., Class - A(a)	15
2,408	Clean Energy Fuels Corp.(a)	15
8,222	CNX Resources Corp.(a)	113
9,016	Comstock Resources, Inc.(a)	73
2,431	CONSOL Energy, Inc.(a)	55
3,905	Delek US Holdings, Inc.(a)	59
7,630	Devon Energy Corp.	335
1,588	Earthstone Energy, Inc., Class - A(a)	17
13,299	Equitrans Midstream Corp.	138
2,568	Evolution Petroleum Corp.	13
1,127	Falcon Minerals Corp.	5
914	Gevo, Inc.(a)	4
2,312	Golar LNG Ltd.(a)	29
20,751	Kosmos Energy Ltd.(a)	72
214	Matador Resources Co.	8
3,082	Meta Materials, Inc.(a)	8
21,248	Navigator Holdings Ltd.(a)	187
14,546	Nordic American Tankers Ltd.	25
3,747	Ovintiv, Inc.	126
292	PDC Energy, Inc.	14
1,094	Peabody Energy Corp.(a)	11
2,186	Range Resources Corp.(a)	39
2,901	Ranger Oil Corp.(a)	78
696	Renewable Energy Group, Inc.(a)	30
52	REX American Resources Corp.(a)	5
588	Scorpio Tankers, Inc.	8
9,204	SFL Corp. Ltd.	75
419	SM Energy Co.	12
38,116	Southwestern Energy Co.(a)	178
1,690	World Fuel Services Corp.	45
		2,050
	Paper & Forest Products — 0.01%
95	Louisiana-Pacific Corp.	7
	Personal Products — 0.37%
494	e.l.f. Beauty, Inc.(a)	16
2,122	Edgewell Personal Care Co.	97
853	Inter Parfums, Inc.	91
198	Medifast, Inc.	41
1,972	Nu Skin Enterprises, Inc., Class - A	101
		346
	Pharmaceuticals — 1.69%
6,939	Adicet Bio, Inc.(a)	121
2,129	Amneal Pharmaceuticals, Inc.(a)	10
6,184	Amphastar Pharmaceuticals, Inc.(a)	144

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals (continued)
1,153	Amryt Pharma PLC, ADR(a)	$12
774	Arvinas, Inc.(a)	64
3,007	Avalo Therapeutics, Inc.(a)	5
447	Axsome Therapeutics, Inc.(a)	17
352	Cassava Science, Inc.^(a)	15
81	Catalent, Inc.(a)	10
260	Corcept Therapeutics, Inc.(a)	5
11,629	CorMedix, Inc.(a)	53
2,328	Harmony Biosciences Holdings, Inc.(a)	99
1,228	Harrow Health, Inc.(a)	11
653	Horizon Therapeutics PLC(a)	70
1,079	Innoviva, Inc.(a)	19
711	Intra-Cellular Therapies, Inc.(a)	37
1,598	Marinus Pharmaceuticals, Inc.(a)	19
634	Ocular Therapeutix, Inc.(a)	4
1,010	Omeros Corp.(a)	6
5,685	Pacira BioSciences, Inc.(a)	343
1,073	Paratek Pharmaceuticals, Inc.(a)	5
1,203	Phibro Animal Health Corp., Class - A	25
1,583	Prestige Consumer Healthcare, Inc.(a)	96
1,898	Provention Bio, Inc.(a)	11
260	Reata Pharmaceuticals, Inc., Class - A(a)	7
2,224	Revance Therapeutics, Inc.(a)	36
4,208	Satsuma Pharmaceuticals, Inc.(a)	19
8,361	Supernus Pharmaceuticals, Inc.(a)	244
14,896	WaVe Life Sciences Ltd.(a)	47
4,381	Xeris BioPharma Holdings, Inc.(a)	13
		1,567
	Professional Services — 1.84%
917	ASGN, Inc.(a)	113
62	Booz Allen Hamilton Holding Corp.	5
20	CACI International, Inc., Class - A(a)	5
1,815	CBIZ, Inc.(a)	71
45	Exponent, Inc.	5
217	Huron Consulting Group, Inc.(a)	11
173	ICF International, Inc.	18
19,006	KBR, Inc.	905
594	Kelly Services, Inc., Class - A	10
982	Kforce, Inc.	74
1,998	Korn Ferry	151
78	ManTech International Corp., Class - A	6
9,154	Mistras Group, Inc.(a)	68
2,719	Rekor Systems, Inc.(a)	18
1,018	Science Applications International Corp.	85
1,649	Upwork, Inc.(a)	56
2,860	Willdan Group, Inc.(a)	101
		1,702

Shares	Security Description	Value (000)
	Real Estate Management & Devel — 0.02%
1,286	Douglas Elliman, Inc.(a)	$15
	Real Estate Management & Development — 0.26%
1,451	BBX Capital, Inc.(a)	15
264	Essential Properties Realty Trust, Inc.	8
1,232	eXp World Holdings, Inc.	42
299	Forestar Group, Inc.(a)	7
821	Marcus & Millichap, Inc.(a)	42
3,583	Newmark Group, Inc., Class - A	66
1,604	Redfin Corp.(a)	61
		241
	Road & Rail — 0.80%
119	Avis Budget Group, Inc.(a)	25
6,392	Knight-Swift Transportation Holdings, Inc.	389
206	P.A.M. Transportation Services, Inc.(a)	15
801	Saia, Inc.(a)	270
3,453	Yellow Corp.(a)	43
		742
	Semiconductors & Semiconductor Equipment — 6.45%
809	Advanced Energy Industries, Inc.	74
485	Alpha & Omega Semiconductor Ltd.(a)	29
658	Ambarella, Inc.(a)	134
3,622	Amkor Technology, Inc.	90
582	Axcelis Technologies, Inc.(a)	43
3,010	AXT, Inc.(a)	27
75	Azenta, Inc.	8
353	CEVA, Inc.(a)	15
55	Cirrus Logic, Inc.(a)	5
169	Diodes, Inc.(a)	19
623	Enphase Energy, Inc.(a)	114
126	Entegris, Inc.	17
4,167	FormFactor, Inc.(a)	191
188	Impinj, Inc.(a)	17
3,757	Lattice Semiconductor Corp.(a)	290
12,580	MACOM Technology Solutions Holdings, Inc.(a)	985
664	Marvell Technology, Inc.	58
8,505	MaxLinear, Inc., Class - A(a)	641
746	MKS Instruments, Inc.	130
506	Monolithic Power Systems, Inc.	250
2,376	Power Integrations, Inc.	221
2,745	Qorvo, Inc.(a)	429
5,703	Semtech Corp.(a)	506
1,371	Silicon Laboratories, Inc.(a)	283
604	SiTime Corp.(a)	177
324	SMART Global Holdings, Inc.(a)	23
799	Synaptics, Inc.(a)	231
212	Ultra Clean Holdings, Inc.(a)	12
1,179	Universal Display Corp.	195
661	Veeco Instruments, Inc.(a)	19

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
6,529	Wolfspeed, Inc.(a)	$729
		5,962
	Software — 3.88%
1,400	ACI Worldwide, Inc.(a)	49
416	Alarm.com Holding, Inc.(a)	35
829	Altair Engineering, Inc., Class - A(a)	64
343	Alteryx, Inc., Class - A(a)	21
2,844	American Software, Inc., Class - A	74
192	Appian Corp.(a)	13
3,150	Asure Software, Inc.(a)	25
49	Avalara, Inc.(a)	6
1,530	Blackbaud, Inc.(a)	121
138	Blackline, Inc.(a)	14
1,896	Bottomline Technologies, Inc.(a)	107
1,091	Box, Inc., Class - A(a)	29
794	Cleanspark, Inc.(a)	8
979	Cognyte Software, Ltd.(a)	15
2,763	CommVault Systems, Inc.(a)	191
57	Consensus Cloud Solutions, Inc.(a)	3
3,541	Couchbase, Inc.(a)	88
155	Coupa Software, Inc.(a)	24
313	Digimarc Corp.(a)	12
740	Digital Turbine, Inc.(a)	45
434	Domo, Inc., Class - B(a)	22
1,935	Ebix, Inc.	59
581	eGain Corp.(a)	6
107	Envestnet, Inc.(a)	8
406	Everbridge, Inc.(a)	27
83	Fair Isaac Corp.(a)	36
631	Five9, Inc.(a)	87
846	Guidewire Software, Inc.(a)	96
186	HubSpot, Inc.(a)	123
2,503	LivePerson, Inc.(a)	89
21	MicroStrategy, Inc.(a)	11
3,232	Model N, Inc.(a)	97
1,579	Momentive Global, Inc.(a)	33
785	Onespan, Inc.(a)	13
2,993	PagerDuty, Inc.(a)	104
1,403	Pegasystems, Inc.	157
3,261	Ping Identity Holding Corp.(a)	75
910	PROS Holdings, Inc.(a)	31
1,091	PTC, Inc.(a)	132
680	Qualys, Inc.(a)	93
1,182	Rapid7, Inc.(a)	139
984	Riot Blockchain, Inc.(a)	22
157	Sailpoint Technologies Holding, Inc.(a)	8
831	SPS Commerce, Inc.(a)	118
3,542	SS&C Technologies Holdings, Inc.	291

Shares	Security Description	Value (000)
	Software (continued)
782	Tenable Holdings, Inc.(a)	$43
606	Varonis Systems, Inc.(a)	30
979	Verint Systems, Inc.(a)	51
19,355	VirnetX Holding Corp.(a)	50
340	Vonage Holdings Corp.(a)	7
1,462	Workiva, Inc.(a)	191
4,710	Xperi Holding Corp.	89
53	Ziff Davis, Inc.(a)	6
72	Zscaler, Inc.(a)	23
14,724	Zuora, Inc., Class - A(a)	276
		3,587
	Specialty Retail — 1.94%
713	Advance Auto Parts, Inc.	171
1,447	American Eagle Outfitters, Inc.	37
520	Asbury Automotive Group, Inc.(a)	90
790	Camping World Holdings, Inc., Class - A	32
1,779	Floor & Decor Holdings, Inc., Class - A(a)	230
2,020	Genesco, Inc.(a)	130
72	Group 1 Automotive, Inc.	14
1,362	Guess?, Inc.	32
14,479	Leslie’s, Inc.(a)	342
463	Lithia Motors, Inc., Class - A	137
808	Monro, Inc.	47
324	Murphy USA, Inc.	65
53	Penske Automotive Group, Inc.	6
231	Restoration Hardware Co.(a)	124
2,077	Sally Beauty Holdings, Inc.(a)	38
708	Shoe Carnival, Inc.	28
431	Signet Jewelers Ltd.	38
7,426	Sportsman’s Warehouse Holdings, Inc.(a)	88
468	The Aaron’s Co., Inc.	12
297	The Buckle, Inc.	13
3,215	The Cato Corp., Class - A	55
1,585	The ODP Corp.(a)	62
560	Tilly’s, Inc., Class - A	9
		1,800
	Technology Hardware, Storage & Peripherals — 0.67%
268	3D Systems Corp.(a)	6
2,025	Corsair Gaming, Inc.^(a)	43
1,377	Diebold Nixdorf, Inc.(a)	12
761	Immersion Corp.(a)	4
14,454	Integral Ad Science Holding Corp.(a)	321
5,871	NCR Corp.(a)	236
		622
	Textiles, Apparel & Luxury Goods — 0.57%
47	Columbia Sportswear Co.	5
1,065	Crocs, Inc.(a)	137
3,666	Fossil Group, Inc.(a)	38

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Textiles, Apparel & Luxury Goods (continued)
792	G-III Apparel Group Ltd.(a)	$22
3,261	Kontoor Brands, Inc.	166
412	Steven Madden Ltd.	19
4,730	Wolverine World Wide, Inc.	136
		523
	Thrifts & Mortgage Finance — 0.89%
1,712	Axos Financial, Inc.(a)	96
3,569	Bankfinancial Corp.	38
3,488	Columbia Financial, Inc.(a)	73
47	Federal Agricultural Mortgage Corp., Class - C	6
667	Flagstar Bancorp, Inc.	32
79	HomeStreet, Inc.	4
155	Meta Financial Group, Inc.	9
228	MGIC Investment Corp.	3
1,030	Mr Cooper Group, Inc.(a)	43
8,371	NMI Holdings, Inc.(a)	183
1,849	Northwest Bancshares, Inc.	26
871	PennyMac Financial Services, Inc.	61
3,124	Provident Financial Services, Inc.	76
3,405	Sterling Bancorp, Inc.(a)	20
928	Walker & Dunlop, Inc.	140
623	Western New England Bancorp, Inc.	5
247	WSFS Financial Corp.	12
		827
	Tobacco — 0.03%
2,572	Vector Group Ltd.	30
	Trading Companies & Distributors — 1.60%
63	Applied Industrial Technologies, Inc.	6
5,077	Beacon Roofing Supply, Inc.(a)	291
563	Boise Cascade Co.	40
200	DXP Enterprises, Inc.(a)	5
192	GMS, Inc.(a)	12
1,187	Herc Holdings, Inc.	186
46,359	MRC Global, Inc.(a)	320
1,578	Rush Enterprises, Inc., Class - A	88
571	SiteOne Landscape Supply, Inc.(a)	138
4,522	Textainer Group Holdings Ltd.	161
1,796	WESCO International, Inc.(a)	236
		1,483
	Water Utilities — 0.36%
65	American States Water Co.	7
12,988	Cadiz, Inc.(a)	50
1,134	California Water Service Group	81
2,449	Consolidated Water Co. Ltd.	26
602	Global Water Resources, Inc.	10
626	Middlesex Water Co.	75

Shares	Security Description	Value (000)
	Water Utilities (continued)
1,196	SJW Group	$89
		338
	Wireless Telecommunication Services — 0.02%
1,868	Spok Holdings, Inc.	17
	Total Common Stocks	84,582
	Contingent Rights — 0.15%
	Biotechnology — 0.00%
1,646	Progenics Pharma CVR, 12/31/22(a)(b)	—
1	Tobira Therapeutics, Inc. CVR, 12/31/28(a)(b)	—
		—
	Metals & Mining — 0.15%
174,195	Pan American Silver Corp. CVR, 2/22/29(a)	135
	Pharmaceuticals — 0.00%
759	Aratana Therapeutics, Inc. CVR, 12/31/21(a)(b)	—
5,589	Xeris BioPharma Hold CVR, 10/6/49(a)	1
		1
	Total Contingent Rights	136
	Investment Companies — 7.54%
178,267	Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%^^(c)	178
6,795,468	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(c)	6,796
	Total Investment Companies	6,974
	Total Investments (cost $51,352) — 99.09%	91,692
	Other assets in excess of liabilities — 0.91%	847
	Net Assets — 100.00%	$92,539

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2021. The total value of securities on loan as of December 31, 2021, was $174 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2021.

(a)	Represents non-income producing security.

(b)	Security was valued using significant unobservable inputs as of December 31, 2021.

(c)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2021 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2021.

The Small Capitalization-Mid Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	Parametric Portfolio Associates, LLC	Total
Common Stocks	42.68%	48.72%	91.40%
Contingent Rights	0.15%	—	0.15%
Investment Companies	—	7.54%	7.54%
Other Assets (Liabilities)	0.70%	0.21%	0.91%
Total Net Assets	43.53%	56.47%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2021.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	60	3/18/22	$6,728	$289
			$6,728	$289
	Total Unrealized Appreciation			$289
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$289

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.04%
	Australia — 1.61%
510	Afterpay Ltd. (IT Services)(a)	$31
693	Ampol Ltd. (Oil, Gas & Consumable Fuels)	15
2,941	APA Group (Gas Utilities)	22
1,433	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	45
485	ASX Ltd. (Capital Markets)	33
4,501	Aurizon Holdings Ltd. (Road & Rail)	11
3,765	AusNet Services (Electric Utilities)	7
6,890	Australia & New Zealand Banking Group Ltd. (Banks)	138
7,185	BHP Billiton Ltd. (Metals & Mining)	217
5,134	BHP Group Ltd. (Metals & Mining)	153
1,230	BlueScope Steel Ltd. (Metals & Mining)	19
3,525	Brambles Ltd. (Commercial Services & Supplies)	27
165	Cochlear Ltd. (Health Care Equipment & Supplies)	26
3,429	Coles Group Ltd. (Food & Staples Retailing)	45
4,333	Commonwealth Bank of Australia (Banks)	317
1,360	Computershare Ltd. (IT Services)	20
991	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)(a)	9
1,108	CSL Ltd. (Biotechnology)	234
2,615	Dexus (Equity Real Estate Investment Trusts)	21
148	Domino’s Pizza Enterprises Ltd. (Hotels, Restaurants & Leisure)	13
3,057	Endeavour Group Ltd. (Food & Staples Retailing)	15
3,517	Evolution Mining Ltd. (Metals & Mining)	10
4,206	Fortescue Metals Group Ltd. (Metals & Mining)	59
4,174	Goodman Group (Equity Real Estate Investment Trusts)	80
478	IDP Education Ltd. (Diversified Consumer Services)	12
5,779	Insurance Australia Group Ltd. (Insurance)	18
1,593	LendLease Group (Real Estate Management & Development)(b)	12
856	Macquarie Group Ltd. (Capital Markets)	128
357	Magellan Financial Group Ltd. (Capital Markets)	6
7,667	Medibank Private Ltd. (Insurance)	19
9,646	Mirvac Group (Equity Real Estate Investment Trusts)	20
8,028	National Australia Bank Ltd. (Banks)	168
1,950	Newcrest Mining Ltd. (Metals & Mining)	35
2,645	Northern Star Resources Ltd. (Metals & Mining)	18
927	Orica Ltd. (Chemicals)	9
4,121	Origin Energy Ltd. (Electric Utilities)	16
2,446	Qantas Airways Ltd. (Airlines)(a)	9

Shares	Security Description	Value (000)
	Australia (continued)
3,741	QBE Insurance Group Ltd. (Insurance)	$31
427	Ramsay Health Care Ltd. (Health Care Providers & Services)	22
112	REA Group Ltd. (Interactive Media & Services)	14
495	Reece Ltd. (Trading Companies & Distributors)	10
914	Rio Tinto Ltd. (Metals & Mining)	67
7,288	Santos Ltd. (Oil, Gas & Consumable Fuels)(b)	33
12,339	Scentre Group (Equity Real Estate Investment Trusts)	28
923	SEEK Ltd. (Interactive Media & Services)	22
1,187	Sonic Healthcare Ltd. (Health Care Providers & Services)	40
11,701	South32 Ltd. (Metals & Mining)	34
5,512	Stockland (Equity Real Estate Investment Trusts)	17
3,312	Suncorp Group Ltd. (Insurance)	27
2,888	Sydney Airport (Transportation Infrastructure)(a)	18
5,667	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	21
10,531	Telstra Corp. Ltd. (Diversified Telecommunication Services)	32
3,178	The GPT Group (Equity Real Estate Investment Trusts)	13
6,949	Transurban Group (Transportation Infrastructure)	70
2,004	Treasury Wine Estates Ltd. (Beverages)	18
8,881	Vicinity Centres (Equity Real Estate Investment Trusts)(b)	11
528	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	11
2,750	Wesfarmers Ltd. (Multiline Retail)	119
8,782	Westpac Banking Corp. (Banks)	136
358	WiseTech Global Ltd. (Software)	15
2,388	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	38
3,057	Woolworths Group Ltd. (Food & Staples Retailing)	85
		2,969
	Austria — 0.05%
747	Erste Group Bank AG (Banks)(b)	35
383	OMV AG (Oil, Gas & Consumable Fuels)	22
389	Raiffeisen Bank International AG (Banks)(b)	11
147	Verbund AG (Electric Utilities)	17
246	Voestalpine AG (Metals & Mining)	9
		94
	Belgium — 0.74%
444	Ageas SA (Insurance)	23
18,902	Anheuser-Busch InBev N.V. (Beverages)	1,145
134	Colruyt SA (Food & Staples Retailing)	6
67	Elia Group SA (Electric Utilities)(b)	9

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Belgium (continued)
281	Groupe Bruxelles Lambert SA (Diversified Financial Services)	$31
634	KBC Group N.V. (Banks)	54
370	Proximus SADP (Diversified Telecommunication Services)	7
31	Sofina SA (Diversified Financial Services)	15
183	Solvay SA, Class - A (Chemicals)	21
321	UCB SA (Pharmaceuticals)	37
491	Umicore SA (Chemicals)(b)	20
		1,368
	Bermuda — 0.15%
1,034	Arch Capital Group Ltd. (Insurance)(a)	46
302	Athene Holding Ltd., Class - A (Insurance)(a)	25
325	Bunge Ltd. (Food Products)	30
98	Everest Re Group Ltd. (Insurance)	27
910	IHS Markit Ltd. (Professional Services)	121
902	Invesco Ltd. (Capital Markets)	21
		270
	Canada — 2.72%
600	Agnico Eagle Mines Ltd. (Metals & Mining)	32
400	Air Canada (Airlines)(a)(b)	7
1,317	Algonquin Power & Utilities Corp. (Multi-Utilities)	19
2,000	Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	84
800	AltaGas Ltd. (Gas Utilities)	17
500	Ballard Power Systems, Inc. (Electrical Equipment)(a)	6
1,555	Bank of Montreal (Banks)	167
4,300	Barrick Gold Corp. (Metals & Mining)	82
200	BCE, Inc. (Diversified Telecommunication Services)	10
1,100	Blackberry Ltd. (Software)(a)	10
3,443	Brookfield Asset Management, Inc. (Capital Markets)	208
800	CAE, Inc. (Aerospace & Defense)(a)	20
900	Cameco Corp. (Oil, Gas & Consumable Fuels)	20
200	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)(b)	9
1,100	Canadian Imperial Bank of Commerce (Banks)	128
1,700	Canadian National Railway Co. (Road & Rail)	209
2,900	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	123
2,200	Canadian Pacific Railway Ltd. (Road & Rail)	158
203	Canadian Tire Corp. Ltd., Class - A (Multiline Retail)	29
300	Canadian Utilities Ltd., Class - A (Multi-Utilities)	9

Shares	Security Description	Value (000)
	Canada (continued)
600	Canopy Growth Corp. (Pharmaceuticals)(a)(b)	$5
3,200	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	39
500	CGI, Inc. (IT Services)(a)	44
49	Constellation Software, Inc. (Software)	91
700	Dollarama, Inc. (Multiline Retail)	35
600	Emera, Inc. (Electric Utilities)	30
400	Empire Co. Ltd. (Food & Staples Retailing)	12
4,900	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	191
1,500	First Quantum Minerals Ltd. (Metals & Mining)	36
100	FirstService Corp. (Real Estate Management & Development)	20
1,100	Fortis, Inc. (Electric Utilities)	53
500	Franco-Nevada Corp. (Metals & Mining)	69
500	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	21
600	Great-West Lifeco, Inc. (Insurance)	18
800	Hydro One Ltd. (Electric Utilities)(b)	21
300	iA Financial Corp., Inc. (Insurance)	17
200	IGM Financial, Inc. (Capital Markets)	7
600	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	22
400	Intact Financial Corp. (Insurance)	52
1,000	Ivanhoe Mines Ltd. (Metals & Mining)(a)	8
600	Keyera Corp. (Oil, Gas & Consumable Fuels)(b)	14
3,200	Kinross Gold Corp. (Metals & Mining)	19
600	Kirkland Lake Gold Ltd. (Metals & Mining)	25
300	Lightspeed Commerce, Inc. (Software)(a)	12
400	Loblaw Companies Ltd. (Food & Staples Retailing)	33
301	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)(a)	118
1,400	Lundin Mining Corp. (Metals & Mining)(b)	11
700	Magna International, Inc. (Auto Components)	57
4,700	Manulife Financial Corp. (Insurance)	90
600	Metro, Inc. (Food & Staples Retailing)	32
800	National Bank of Canada (Banks)	61
500	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)(b)	15
1,400	Nutrien Ltd. (Chemicals)	105
100	Nuvei Corp. (IT Services)(a)	6
200	Onex Corp. (Diversified Financial Services)	16
700	Open Text Corp. (Software)(b)	33
500	Pan American Silver Corp. (Metals & Mining)	12
400	Parkland Corp. (Oil, Gas & Consumable Fuels)(b)	11
1,400	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	42
1,350	Power Corp. of Canada (Insurance)	45

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
500	Quebecor, Inc. (Media)	$11
700	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	42
300	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)(b)	5
300	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	18
900	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	43
3,442	Royal Bank of Canada (Banks)	366
1,200	Shaw Communications, Inc., Class - B (Media)	36
275	Shopify, Inc. (IT Services)(a)	380
1,400	Sun Life Financial, Inc. (Insurance)	78
3,700	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	93
2,300	TC Energy Corp. (Oil, Gas & Consumable Fuels)	107
1,100	Teck Resources Ltd., Class - B (Metals & Mining)	32
1,000	TELUS Corp. (Diversified Telecommunication Services)	24
213	TFI International, Inc. (Road & Rail)	24
2,929	The Bank of Nova Scotia (Banks)	207
4,400	The Toronto-Dominion Bank (Banks)	337
400	Thomson Reuters Corp. (Professional Services)	48
100	TMX Group Ltd. (Capital Markets)	10
200	Toromont Industries, Ltd. (Trading Companies & Distributors)	18
737	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	24
600	Waste Connections, Inc. (Commercial Services & Supplies)	82
200	West Fraser Timber Co. Ltd. (Paper & Forest Products)	19
200	Weston (George) Ltd. (Food & Staples Retailing)	23
1,100	Wheaton Precious Metals Corp. (Metals & Mining)	47
300	WSP Global, Inc. (Construction & Engineering)(b)	44
		5,013
	China — 0.00%
2,000	SITC International Holdings Co. Ltd. (Marine)	7
	Denmark — 1.01%
8	A.P. Moller - Maersk A/S, Class - A (Marine)	27
14	A.P. Moller - Maersk A/S, Class - B (Marine)	50
354	Ambu A/S, Class - B (Health Care Equipment & Supplies)	9
251	Carlsberg A/S, Class - B (Beverages)	43
263	Christian Hansen Holding A/S (Chemicals)(b)	21

Shares	Security Description	Value (000)
	Denmark (continued)
302	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	$53
1,609	Danske Bank A/S (Banks)	28
292	Demant A/S (Health Care Equipment & Supplies)(a)	15
500	DSV A/S (Road & Rail)	117
165	Genmab A/S (Biotechnology)(a)(b)	66
278	GN Store Nord A/S (Health Care Equipment & Supplies)	18
4,099	Novo Nordisk A/S, Class - B (Pharmaceuticals)	461
501	Novozymes A/S, B Shares (Chemicals)	41
6,044	Orsted A/S (Electric Utilities)(b)	773
245	Pandora A/S (Textiles, Apparel & Luxury Goods)	31
18	ROCKWOOL International A/S, B Shares (Building Products)	8
810	Tryg A/S (Insurance)(b)	20
2,385	Vestas Wind Systems A/S (Electrical Equipment)	73
		1,854
	Finland — 0.71%
360	Elisa Oyj (Diversified Telecommunication Services)	22
1,122	Fortum Oyj (Electric Utilities)	34
584	Kesko Oyj, Class - B (Food & Staples Retailing)	20
864	Kone Oyj, Class - B (Machinery)	62
16,794	Neste Oyj (Oil, Gas & Consumable Fuels)	828
13,185	Nokia Oyj (Communications Equipment)(a)	84
7,916	Nordea Bank Abp (Banks)	97
243	Orion Oyj, Class - B (Pharmaceuticals)	10
1,192	Sampo Oyj, Class - A (Insurance)	60
1,360	Stora Enso Oyj, R Shares (Paper & Forest Products)	25
1,356	UPM-Kymmene Oyj (Paper & Forest Products)	52
1,231	Wartsila Oyj Abp (Machinery)	17
		1,311
	France — 2.45%
434	Accor SA (Hotels, Restaurants & Leisure)(a)(b)	14
91	Aeroports de Paris (Transportation Infrastructure)(a)	12
1,154	Air Liquide SA (Chemicals)	201
616	Alstom SA (Machinery)	22
152	Amundi SA (Capital Markets)	13
151	Arkema SA (Chemicals)	21
4,688	AXA SA (Insurance)	140
104	BioMerieux (Health Care Equipment & Supplies)	15
2,734	BNP Paribas SA (Banks)	189
566	Bouygues SA (Construction & Engineering)	20
727	Bureau Veritas SA (Professional Services)(b)	24
403	Capgemini SE (IT Services)	99

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
1,562	Carrefour SA (Food & Staples Retailing)(b)	$29
346	CNP Assurances (Insurance)	9
1,237	Compagnie de Saint-Gobain (Building Products)	87
403	Compagnie Generale des Etablissements Michelin (Auto Components)	66
115	Covivio (Equity Real Estate Investment Trusts)	9
2,844	Credit Agricole SA (Banks)	41
1,592	Danone SA (Food Products)	99
1,670	Dassault Systemes SE (Software)	99
640	Edenred (IT Services)	30
195	Eiffage SA (Construction & Engineering)(b)	20
1,207	Electricite de France SA (Electric Utilities)	14
4,644	Engie SA (Multi-Utilities)	69
694	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	148
78	Eurazeo SE (Diversified Financial Services)	7
301	Faurecia SE (Auto Components)	14
116	Gecina SA (Equity Real Estate Investment Trusts)(b)	16
1,089	Getlink SE (Transportation Infrastructure)	18
77	Hermes International (Textiles, Apparel & Luxury Goods)	135
78	Ipsen SA (Pharmaceuticals)	7
184	Kering SA (Textiles, Apparel & Luxury Goods)	148
458	Klepierre SA (Equity Real Estate Investment Trusts)	11
187	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)	8
606	Legrand SA (Electrical Equipment)	71
614	L’Oreal SA (Personal Products)	291
678	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	560
4,224	Orange SA (Diversified Telecommunication Services)(b)	45
112	Orpea (Health Care Providers & Services)(b)	11
508	Pernod Ricard SA (Beverages)	122
528	Publicis Groupe SA (Media)	36
49	Remy Cointreau SA (Beverages)	12
440	Renault SA (Automobiles)(a)	15
854	Safran SA (Aerospace & Defense)	105
2,765	Sanofi (Pharmaceuticals)	279
70	Sartorius Stedim Biotech (Life Sciences Tools & Services)	38
1,313	Schneider Electric SE (Electrical Equipment)(b)	258
55	SEB SA (Household Durables)	9
2,059	Societe Generale SA (Banks)	71
224	Sodexo SA (Hotels, Restaurants & Leisure)	20
788	Suez SA (Multi-Utilities)	18

Shares	Security Description	Value (000)
	France (continued)
149	Teleperformance (Professional Services)	$66
270	Thales SA (Aerospace & Defense)	23
6,009	TotalEnergies SE (Oil, Gas & Consumable Fuels)	305
225	UbiSoft Entertainment SA (Entertainment)(a)	11
305	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)(a)	21
595	Valeo SA (Auto Components)	18
1,599	Veolia Environnement SA (Multi-Utilities)	59
1,264	Vinci SA (Construction & Engineering)	134
1,744	Vivendi SA (Entertainment)	24
71	Wendel SE (Diversified Financial Services)	9
558	Worldline SA (IT Services)(a)	31
		4,516
	Germany — 2.53%
463	adidas AG (Textiles, Apparel & Luxury Goods)	133
1,003	Allianz SE (Insurance)	237
2,278	Aroundtown SA (Real Estate Management & Development)(b)	14
2,237	BASF SE (Chemicals)	157
2,390	Bayer AG, Registered Shares (Pharmaceuticals)	128
809	Bayerische Motoren Werke AG (Automobiles)	81
177	Bechtle AG (IT Services)	13
255	Beiersdorf AG (Personal Products)	26
400	Brenntag AG (Trading Companies & Distributors)	36
99	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	21
2,817	Commerzbank AG (Banks)(a)	21
279	Continental AG (Auto Components)(a)	30
494	Covestro AG (Chemicals)	30
2,083	Daimler AG (Automobiles)(b)	160
1,042	Daimler Truck Holding AG (Machinery)(a)	38
405	Delivery Hero SE (Internet & Direct Marketing Retail)(a)	45
4,983	Deutsche Bank AG, Registered Shares (Capital Markets)(a)	63
464	Deutsche Boerse AG (Capital Markets)	78
1,458	Deutsche Lufthansa AG, Registered Shares (Airlines)(a)	10
20,707	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	1,334
8,103	Deutsche Telekom AG (Diversified Telecommunication Services)(b)	150
5,467	E.ON SE (Multi-Utilities)	76
515	Evonik Industries AG (Chemicals)	17
500	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	33
1,062	Fresenius SE & Co. KGAA (Health Care Providers & Services)	43

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
419	GEA Group AG (Machinery)	$23
153	Hannover Rueckversicherung SE (Insurance)	29
370	HeidelbergCement AG (Construction Materials)	25
538	HelloFresh SE (Internet & Direct Marketing Retail)(a)	41
263	Henkel AG & Co. KGAA (Household Products)	21
3,171	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(b)	147
195	KION Group AG (Machinery)(b)	21
186	Knorr-Bremse AG (Machinery)	18
229	Lanxess AG (Chemicals)	14
193	LEG Immobilien AG (Real Estate Management & Development)	27
314	Merck KGAA (Pharmaceuticals)	81
130	MTU Aero Engines AG (Aerospace & Defense)	27
339	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	101
126	Nemetschek SE (Software)	16
239	Puma SE (Textiles, Apparel & Luxury Goods)(b)	29
11	Rational AG (Machinery)	11
1,593	RWE AG (Multi-Utilities)	65
2,550	SAP SE (Software)	364
221	Scout24 AG (Interactive Media & Services)	15
1,868	Siemens AG, Registered Shares (Industrial Conglomerates)	325
975	Siemens Energy AG (Electrical Equipment)(a)	25
629	Siemens Healthineers AG (Health Care Equipment & Supplies)	47
326	Symrise AG (Chemicals)(b)	48
3,222	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	9
228	Uniper SE (Independent Power and Renewable Electricity Producers)	11
258	United Internet AG (Diversified Telecommunication Services)(b)	10
1,772	Vonovia SE (Real Estate Management & Development)	98
492	Zalando SE (Internet & Direct Marketing Retail)(a)	40
		4,662
	Hong Kong — 1.05%
114,375	AIA Group Ltd. (Insurance)	1,153
9,500	BOC Hong Kong Holdings Ltd. (Banks)	31
4,200	Budweiser Brewing Co. APAC Ltd. (Beverages)	11
4,800	Chow Tai Fook Jewellery Group Ltd. (Specialty Retail)	9

Shares	Security Description	Value (000)
	Hong Kong (continued)
5,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	$32
1,500	CK Infrastructure Holdings Ltd. (Electric Utilities)	10
4,000	CLP Holdings Ltd. (Electric Utilities)	40
4,200	ESR Cayman Ltd. (Real Estate Management & Development)(a)	14
5,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)(a)	26
5,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	10
2,000	Hang Seng Bank Ltd. (Banks)	37
4,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	17
6,500	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	6
10,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	13
28,665	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	45
2,949	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	172
2,400	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	12
490	Melco Resorts & Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)(a)	5
4,000	MTR Corp. Ltd. (Road & Rail)	21
4,000	New World Development Co. Ltd. (Real Estate Management & Development)	16
3,500	Power Assets Holdings Ltd. (Electric Utilities)	22
6,000	Sands China Ltd. (Hotels, Restaurants & Leisure)(a)	14
8,000	Sino Land Co. Ltd. (Real Estate Management & Development)	10
3,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	36
1,000	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	6
3,000	Swire Properties Ltd. (Real Estate Management & Development)	8
3,500	Techtronic Industries Co. Ltd. (Machinery)	70
5,023	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	44
18,450	WH Group Ltd. (Food Products)(b)	12
4,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	20
4,000	Xinyi Glass Holdings Ltd. (Building Products)	10
		1,932
	Ireland (Republic of) — 1.00%
234	Allegion PLC (Building Products)	31

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Ireland (Republic of (continued)
1,896	CRH PLC (Construction Materials)(b)	$100
235	DCC PLC (Industrial Conglomerates)(b)	19
971	Eaton Corp. PLC (Electrical Equipment)	168
2,161	Experian PLC (Professional Services)	106
393	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(a)	62
540	Horizon Therapeutics PLC (Pharmaceuticals)(a)	58
1,037	James Hardie Industries PLC (Construction Materials)	42
5,368	Kerry Group PLC, Class - A (Food Products)(b)	693
384	Kingspan Group PLC (Building Products)	46
3,327	Medtronic PLC (Health Care Equipment & Supplies)	344
406	Pentair PLC (Machinery)	30
480	Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	54
540	Smurfit Kappa Group PLC (Containers & Packaging)(b)	30
243	STERIS PLC (Health Care Equipment & Supplies)	59
		1,842
	Isle of Man — 0.02%
1,361	GVC Holdings PLC (Hotels, Restaurants & Leisure)(a)	31
	Israel — 0.16%
101	Azrieli Group Ltd. (Real Estate Management & Development)	10
2,821	Bank Hapoalim BM (Banks)	29
3,663	Bank Leumi Le (Banks)	39
265	Check Point Software Technologies Ltd. (Software)(a)	31
88	CyberArk Software Ltd. (Software)(a)	15
54	Elbit Systems Ltd. (Aerospace & Defense)	9
75	Fiverr International Ltd. (Internet & Direct Marketing Retail)(a)	9
1,491	ICL Group Ltd. (Chemicals)(b)	14
1	Isracard Ltd. (Consumer Finance)	—
3,213	Israel Discount Bank Ltd., Class - A (Banks)	22
304	Mizrahi Tefahot Bank Ltd. (Banks)	12
155	Nice Ltd. (Software)(a)	48
125	SolarEdge Technologies, Inc. (Semiconductors & Semiconductor Equipment)(a)	35
136	Wix.com Ltd. (IT Services)(a)	21
		294

Shares	Security Description	Value (000)
	Italy — 0.47%
266	Amplifon SpA (Health Care Providers & Services)	$14
2,354	Assicurazioni Generali SpA (Insurance)	50
1,251	Atlantia SpA (Transportation Infrastructure)(a)	25
1,427	Davide Campari-Milano N.V. (Beverages)	21
54	Diasorin SpA (Health Care Equipment & Supplies)	10
19,818	Enel SpA (Electric Utilities)(b)	159
6,167	Eni SpA (Oil, Gas & Consumable Fuels)	86
320	Ferrari N.V. (Automobiles)	83
1,425	FinecoBank Banca Fineco SpA (Banks)	25
1,050	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(b)	13
37,208	Intesa Sanpaolo SpA (Banks)(b)	96
1,412	Mediobanca Banca di Credito Finanziario SpA (Banks)	16
450	Moncler SpA (Textiles, Apparel & Luxury Goods)	33
1,124	Nexi SpA (IT Services)(a)(b)	18
1,363	Poste Italiane SpA (Insurance)	18
676	Prusmian SpA (Electrical Equipment)	25
257	Recordati SpA (Pharmaceuticals)	17
5,158	Snam SpA (Gas Utilities)	31
25,056	Telecom Italia SpA (Diversified Telecommunication Services)	12
3,563	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	29
5,375	Unicredit SpA (Banks)	83
		864
	Japan — 5.65%
500	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	47
1,600	Aeon Mall Co. Ltd. (Food & Staples Retailing)	38
500	AGC, Inc. (Building Products)	24
1,100	Ajinomoto Co., Inc. (Food Products)	33
300	ANA Holdings, Inc. (Airlines)(a)(b)	6
1,100	Asahi Group Holdings Ltd. (Beverages)(b)	43
500	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	11
3,200	Asahi Kasei Corp. (Chemicals)	30
4,500	Astellas Pharma, Inc. (Pharmaceuticals)	73
300	Azbil Corp. (Electronic Equipment, Instruments & Components)	14
200	Benefit One, Inc. (Professional Services)	9
1,300	Bridgestone Corp. (Auto Components)	56
500	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	10
2,400	Canon, Inc. (Technology Hardware, Storage & Peripherals)	58

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
400	Capcom Co. Ltd. (Entertainment)	$9
300	Central Japan Railway Co. (Road & Rail)	40
1,600	Chubu Electric Power Co., Inc. (Electric Utilities)	17
1,600	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	52
2,800	Concordia Financial Group Ltd. (Banks)	10
1,100	CyberAgent, Inc. (Media)	18
600	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	15
200	Daifuku Co. Ltd. (Machinery)	16
2,500	Dai-ichi Life Holdings, Inc. (Insurance)	51
4,200	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	107
600	Daikin Industries Ltd. (Building Products)	136
200	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	23
1,300	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	37
5	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)(b)	15
3,800	Daiwa Securities Group, Inc. (Capital Markets)	21
1,100	Denso Corp. (Auto Components)	91
100	Disco Corp. (Semiconductors & Semiconductor Equipment)	31
700	East Japan Railway Co. (Road & Rail)	43
600	Eisai Co. Ltd. (Pharmaceuticals)	34
7,800	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	29
500	FANUC Corp. (Machinery)	106
100	Fast Retailing Co. Ltd. (Specialty Retail)	57
300	Fuji Electric Co. Ltd. (Electrical Equipment)	16
900	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	67
500	Fujitsu Ltd. (IT Services)(b)	86
100	GMO Payment Gateway, Inc. (IT Services)	12
600	Hakuhodo DY Holdings, Inc. (Media)	10
600	Hankyu Hanshin Holdings, Inc. (Road & Rail)	17
1,000	Hino Motors Ltd. (Machinery)	8
100	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	17
300	Hitachi Construction Machinery Co. Ltd. (Machinery)	9
2,400	Hitachi Ltd. (Industrial Conglomerates)	130
500	Hitachi Metals Ltd. (Metals & Mining)(a)	9
4,000	Honda Motor Co. Ltd. (Automobiles)	112
100	Hoshizaki Corp. (Machinery)	8
900	HOYA Corp. (Health Care Equipment & Supplies)	134

Shares	Security Description	Value (000)
	Japan (continued)
800	Hulic Co. Ltd. (Real Estate Management & Development)(b)	$8
300	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	18
500	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	13
2,500	Inpex Corp. (Oil, Gas & Consumable Fuels)	22
1,500	Isuzu Motors Ltd. (Automobiles)	19
100	ITO EN Ltd. (Beverages)	5
2,900	ITOCHU Corp. (Trading Companies & Distributors)	89
200	ITOCHU Techno-Solutions Corp. (IT Services)	6
300	Japan Airlines Co. Ltd. (Airlines)(a)(b)	6
1,300	Japan Exchange Group, Inc. (Capital Markets)	28
6,100	Japan Post Holdings Co. Ltd. (Insurance)(b)	48
500	Japan Post Insurance Co. Ltd. (Insurance)(b)	8
3	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	17
18	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	16
1,400	JFE Holdings, Inc. (Metals & Mining)	18
500	JSR Corp. (Chemicals)	19
1,100	Kajima Corp. (Construction & Engineering)	13
300	Kakaku.com, Inc. (Interactive Media & Services)	8
500	Kansai Paint Co. Ltd. (Chemicals)	11
1,000	Kao Corp. (Personal Products)	52
3,900	KDDI Corp. (Wireless Telecommunication Services)	114
300	Keio Corp. (Road & Rail)	13
300	Keisei Electric Railway Co. Ltd. (Road & Rail)	8
500	Keyence Corp. (Electronic Equipment, Instruments & Components)	314
400	Kikkoman Corp. (Food Products)	34
400	Kintetsu Group Holdings Co. Ltd. (Road & Rail)(a)	11
2,100	Kirin Holdings Co. Ltd., Class - C (Beverages)	34
100	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	8
300	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	12
2,100	Komatsu Ltd. (Machinery)	49
200	Konami Holdings Corp. (Entertainment)	10
100	Kose Corp. (Personal Products)	11
2,600	Kubota Corp. (Machinery)	58
200	Kurita Water Industries Ltd. (Machinery)	9
800	Kyocera Corp. (Electronic Equipment, Instruments & Components)	50
700	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	19
100	Lawson, Inc. (Food & Staples Retailing)	5

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
600	Lion Corp. (Household Products)	$8
700	Lixil Corp. (Building Products)	19
1,100	M3, Inc. (Health Care Technology)	55
500	Makita Corp. (Machinery)	21
3,900	Marubeni Corp. (Trading Companies & Distributors)	38
1,500	Mazda Motor Corp. (Automobiles)(a)	12
200	McDonald’s Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	9
500	Medipal Holdings Corp. (Health Care Providers & Services)	9
300	MEIJI Holdings Co. Ltd. (Food Products)	18
200	Mercari, Inc. (Internet & Direct Marketing Retail)(a)	10
900	MINEBEA MITSUMI, Inc. (Machinery)	26
11,749	MISUMI Group, Inc. (Machinery)	481
3,200	Mitsubishi Chemical Holdings Corp. (Chemicals)	24
2,800	Mitsubishi Corp. (Trading Companies & Distributors)	89
4,400	Mitsubishi Electric Corp. (Electrical Equipment)	56
3,000	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	42
300	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	5
800	Mitsubishi Heavy Industries Ltd. (Machinery)	18
29,700	Mitsubishi UFJ Financial Group, Inc. (Banks)	161
3,700	Mitsui & Co. Ltd. (Trading Companies & Distributors)	88
400	Mitsui Chemicals, Inc. (Chemicals)	11
2,300	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	46
200	Miura Co. Ltd. (Machinery)	7
5,840	Mizuho Financial Group, Inc. (Banks)	74
600	MonotaRO Co. Ltd. (Trading Companies & Distributors)	11
1,100	MS&AD Insurance Group Holdings, Inc. (Insurance)	34
1,400	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	111
600	NEC Corp. (Technology Hardware, Storage & Peripherals)	28
1,100	Nexon Co. Ltd. (Entertainment)	21
600	NGK Insulators Ltd. (Machinery)	10
8,236	Nidec Corp. (Electrical Equipment)	967
800	Nihon M&A Center Holdings, Inc. (Professional Services)	20
300	Nintendo Co. Ltd. (Entertainment)	140

Shares	Security Description	Value (000)
	Japan (continued)
4	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	$23
200	Nippon Express Co. Ltd. (Road & Rail)	12
1,700	Nippon Paint Holdings Co. Ltd. (Chemicals)(b)	19
5	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)(b)	18
100	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	7
2,000	Nippon Steel Corp. (Metals & Mining)(b)	33
3,100	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	85
400	Nippon Yusen Kabushiki Kaisha (Marine)	30
300	Nissan Chemical Corp. (Chemicals)	17
500	Nisshin Seifun Group, Inc. (Food Products)	7
200	Nissin Foods Holdings Co. Ltd. (Food Products)(b)	15
200	Nitori Holdings Co. Ltd. (Specialty Retail)	30
300	Nitto Denko Corp. (Chemicals)	23
7,500	Nomura Holdings, Inc. (Capital Markets)	33
400	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	9
11	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	15
800	Nomura Research Institute Ltd. (IT Services)	34
1,600	NTT Data Corp. (IT Services)	34
1,500	Obayashi Corp. (Construction & Engineering)	12
700	Odakyu Electric Railway Co. Ltd. (Road & Rail)	13
2,400	Oji Paper Co. Ltd. (Paper & Forest Products)	12
2,500	Olympus Corp. (Health Care Equipment & Supplies)	58
500	OMRON Corp. (Electronic Equipment, Instruments & Components)	50
900	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	22
200	Open House Group Co. Ltd. (Real Estate Management & Development)(b)	10
100	Oracle Corp. (Software)	8
500	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	84
2,700	ORIX Corp. (Diversified Financial Services)	55
7	ORIX JREIT, Inc. (Equity Real Estate Investment Trusts)	11
1,000	Osaka Gas Co. Ltd. (Gas Utilities)	17
300	OTSUKA Corp. (IT Services)	14
1,000	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	36
1,100	Pan Pacific International Holdings Corp. (Multiline Retail)	15
5,600	Panasonic Corp. (Household Durables)	62
500	Persol Holdings Co. Ltd. (Professional Services)	15
2,200	Rakuten, Inc. (Internet & Direct Marketing Retail)	22

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
3,300	Recruit Holdings Co. Ltd. (Professional Services)	$200
2,700	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)(b)	33
5,200	Resona Holdings, Inc. (Banks)	20
1,600	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	15
200	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	18
600	Ryohin Keikaku Co. Ltd. (Multiline Retail)	9
1,000	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	12
600	SBI Holdings, Inc. (Capital Markets)	16
300	SCSK Corp. (IT Services)	6
500	Secom Co. Ltd. (Commercial Services & Supplies)	35
600	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	11
1,000	Sekisui Chemical Co. Ltd. (Household Durables)	17
1,600	Sekisui House Ltd. (Household Durables)	34
1,800	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	79
800	SG Holdings Co. Ltd. (Air Freight & Logistics)	19
500	Sharp Corp. (Household Durables)(b)	6
500	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	21
200	Shimano, Inc. (Leisure Products)	53
1,400	Shimizu Corp. (Construction & Engineering)	9
800	Shin-Etsu Chemical Co. Ltd. (Chemicals)	139
600	Shionogi & Co. Ltd. (Pharmaceuticals)	42
1,000	Shiseido Co. Ltd. (Personal Products)	56
200	SMC Corp. (Machinery)	135
6,900	Softbank Corp. (Wireless Telecommunication Services)	87
2,900	SoftBank Group Corp. (Wireless Telecommunication Services)	137
200	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	8
800	Sompo Holdings, Inc. (Insurance)	34
3,000	Sony Corp. (Household Durables)	377
200	Square Enix Holdings Co. Ltd. (Entertainment)	10
300	Stanley Electric Co. Ltd. (Auto Components)	8
3,600	Sumitomo Chemical Co. Ltd. (Chemicals)	17
2,700	Sumitomo Corp. (Trading Companies & Distributors)	40
300	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals)	3

Shares	Security Description	Value (000)
	Japan (continued)
1,900	Sumitomo Electric Industries Ltd. (Auto Components)	$25
600	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	23
3,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	110
800	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	27
700	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	21
300	Suntory Beverage & Food Ltd. (Beverages)	11
400	Sysmex Corp. (Health Care Equipment & Supplies)	54
1,300	T&D Holdings, Inc. (Insurance)	17
500	Taisei Corp. (Construction & Engineering)	15
100	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	5
3,800	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	104
900	TDK Corp. (Electronic Equipment, Instruments & Components)	35
1,600	Terumo Corp. (Health Care Equipment & Supplies)	68
1,200	The Chiba Bank Ltd. (Banks)	7
1,800	The Kansai Electric Power Co., Inc. (Electric Utilities)	17
1,000	The Shizuoka Bank Ltd. (Banks)	7
500	TIS, Inc. (IT Services)	15
500	Tobu Railway Co. Ltd. (Road & Rail)	11
300	Toho Co. Ltd. (Entertainment)	13
1,500	Tokio Marine Holdings, Inc. (Insurance)	83
100	Tokyo Century Corp. (Diversified Financial Services)	5
400	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	231
1,000	Tokyo Gas Co. Ltd. (Gas Utilities)	18
1,300	Tokyu Corp. (Road & Rail)	17
600	TOPPAN, Inc. (Commercial Services & Supplies)	11
3,400	Toray Industries, Inc. (Chemicals)	20
1,000	Toshiba Corp. (Industrial Conglomerates)	41
600	Tosoh Corp. (Chemicals)	9
300	TOTO Ltd. (Building Products)	14
200	Toyo Suisan Kaisha Ltd. (Food Products)	8
200	Toyota Industries Corp. (Auto Components)	16
25,400	Toyota Motor Corp. (Automobiles)	464
500	Toyota Tsusho Corp. (Trading Companies & Distributors)	23
300	Trend Micro, Inc. (Software)	17

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
100	Tsuruha Holdings, Inc. (Food & Staples Retailing)	$10
1,000	Unicharm Corp. (Household Products)	43
500	USS Co. Ltd. (Specialty Retail)	8
200	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	6
500	West Japan Railway Co. (Road & Rail)(b)	21
300	Yakult Honsha Co. Ltd. (Food Products)	16
300	Yamaha Corp. (Leisure Products)	15
800	Yamaha Motor Co. Ltd. (Automobiles)	19
800	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	19
600	Yaskawa Electric Corp. (Machinery)	29
600	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	11
6,700	Z Holdings Corp. (Interactive Media & Services)	39
300	ZOZO, Inc. (Internet & Direct Marketing Retail)(b)	9
		10,370
	Jersey — 0.10%
24,155	Glencore PLC (Metals & Mining)(b)	123
204	Novocure Ltd. (Health Care Equipment & Supplies)(a)	15
2,449	WPP PLC (Media)	37
		175
	Liberia — 0.02%
579	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)(a)	45
	Luxembourg — 0.06%
1,746	ArcelorMittal SA (Metals & Mining)	56
330	Eurofins Scientific SE (Life Sciences Tools & Services)	41
1,138	Tenaris SA (Energy Equipment & Services)	12
		109
	Netherlands — 1.94%
1,034	ABN AMRO Group N.V. (Banks)	15
218	Adyen N.V. (IT Services)(a)(b)	574
4,449	AEGON N.V. (Insurance)	22
1,431	Airbus SE (Aerospace & Defense)(a)	183
461	Akzo Nobel N.V. (Chemicals)	51
108	Argenx SE (Biotechnology)(a)	39
110	ASM International N.V. (Semiconductors & Semiconductor Equipment)	49
994	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	799
2,515	CNH Industrial N.V. (Machinery)	49
214	Euronext NV (Capital Markets)	22

Shares	Security Description	Value (000)
	Netherlands (continued)
274	EXOR N.V. (Diversified Financial Services)	$25
292	Heineken Holding N.V., Class - A (Beverages)	27
659	Heineken N.V. (Beverages)	74
131	IMCD NV (Trading Companies & Distributors)(b)	29
9,432	ING Groep N.V. (Banks)	131
175	JDE Peet’s N.V. (Food Products)	5
431	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)	24
2,558	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	88
421	Koninklijke DSM N.V. (Chemicals)	95
9,043	Koninklijke KPN N.V. (Diversified Telecommunication Services)	28
2,253	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	84
680	LyondellBasell Industries N.V., Class - A (Chemicals)	63
658	NN Group N.V. (Insurance)	36
619	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	141
7,857	Prosus N.V. (Internet & Direct Marketing Retail)(b)	657
568	QIAGEN N.V. (Life Sciences Tools & Services)(a)	32
276	Randstad N.V. (Professional Services)	19
1,666	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	82
1,744	Universal Music Group N.V. (Entertainment)	49
654	Wolters Kluwer N.V. (Professional Services)	77
		3,569
	New Zealand — 0.06%
2,680	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	14
1,455	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	34
1,764	Mercury NZ Ltd. (Electric Utilities)	7
2,860	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	9
860	Ryman Healthcare Ltd. (Health Care Providers & Services)	7
5,100	Spark New Zealand Ltd. (Diversified Telecommunication Services)	16
296	Xero Ltd. (Software)(a)	30
		117
	Norway — 0.15%
428	Adevinta ASA (Interactive Media & Services)(a)	6

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Norway (continued)
243	Aker BP ASA (Oil, Gas & Consumable Fuels)	$7
2,403	DNB Bank ASA (Banks)	55
2,380	Equinor ASA (Oil, Gas & Consumable Fuels)	64
485	Gjensidige Forsikring ASA (Insurance)	12
1,094	Mowi ASA (Food Products)	26
2,954	Norsk Hydro ASA (Metals & Mining)	23
1,866	Orkla ASA (Food Products)	19
161	Schibsted ASA, Class - A (Media)	6
194	Schibsted ASA, Class - B (Media)	7
1,828	Telenor ASA (Diversified Telecommunication Services)	29
438	Yara International ASA (Chemicals)	22
		276
	Poland — 0.00%
487	InPost SA (Air Freight & Logistics)(a)	6
	Portugal — 0.03%
6,487	EDP - Energias de Portugal SA (Electric Utilities)	36
1,241	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(b)	12
633	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)(b)	14
		62
	Singapore — 0.23%
8,441	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	18
12,356	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	19
6,700	Capitaland Investment, Ltd. (Real Estate Management & Development)(a)	17
1,000	City Developments Ltd. (Real Estate Management & Development)	5
4,361	DBS Group Holdings Ltd. (Banks)	106
15,700	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	9
4,100	Keppel Corp. Ltd. (Industrial Conglomerates)	16
5,600	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	8
6,014	Mapletree Logistics Trust (Equity Real Estate Investment Trusts)	8
8,090	Oversea-Chinese Banking Corp. Ltd. (Banks)	68
2,700	Singapore Airlines Ltd. (Airlines)(a)	10
2,000	Singapore Exchange Ltd. (Capital Markets)	14
2,100	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	6
20,700	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	36
3,100	United Overseas Bank Ltd. (Banks)	62

Shares	Security Description	Value (000)
	Singapore (continued)
1,000	United Overseas Land Group Ltd. (Real Estate Management & Development)	$5
700	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	10
5,000	Wilmar International Ltd. (Food Products)	15
		432
	Spain — 1.16%
677	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	18
171	Aena SME SA (Transportation Infrastructure)(a)	27
1,097	Amadeus IT Group SA (IT Services)(a)	74
16,116	Banco Bilbao Vizcaya Argentaria SA (Banks)	96
42,146	Banco Santander SA (Banks)(b)	141
11,788	CaixaBank SA (Banks)	32
1,212	Cellnex Telecom SA (Diversified Telecommunication Services)	71
703	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	18
585	Enagas SA (Gas Utilities)(b)	14
802	Endesa SA (Electric Utilities)	18
1,174	Ferrovial SA (Construction & Engineering)	37
756	Grifols SA (Biotechnology)	15
13,599	Iberdrola SA (Electric Utilities)	161
38,736	Industria de Diseno Textil SA (Specialty Retail)	1,260
732	Naturgy Energy Group SA (Gas Utilities)	24
1,081	Red Electrica Corp. SA (Electric Utilities)	23
3,642	Repsol SA (Oil, Gas & Consumable Fuels)	43
597	Siemens Gamesa Renewable Energy SA, Registered Shares (Electrical Equipment)(a)	14
13,095	Telefonica SA (Diversified Telecommunication Services)	57
		2,143
	Sweden — 0.83%
779	Alfa Laval AB (Machinery)	31
2,440	Assa Abloy AB, B Shares (Building Products)	75
1,624	Atlas Copco AB, A Shares (Machinery)	113
989	Atlas Copco AB, B Shares (Machinery)	58
635	Boliden AB (Metals & Mining)	25
623	Electrolux AB, Class - B (Household Durables)	15
1,637	Epiroc AB, Class - A (Machinery)	42
1,066	Epiroc AB, Class - B (Machinery)	23
721	Equities AB (Capital Markets)	39
1,541	Essity AB, Class - B (Household Products)	50
502	Evolution AB (Hotels, Restaurants & Leisure)	71
217	Fastighets AB Balder, Class - B (Real Estate Management & Development)(a)	16
532	Getinge AB, B Shares (Health Care Equipment & Supplies)	23

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
1,788	Hennes & Mauritz AB, B Shares (Specialty Retail)	$35
4,977	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	79
854	Husqvarna AB (Household Durables)	14
282	Industrivarden AB, A Shares (Diversified Financial Services)(b)	9
451	Industrivarden AB, C Shares (Diversified Financial Services)	14
321	Investment AB Latour, Class - B (Industrial Conglomerates)	13
978	Investor AB, Class - A (Diversified Financial Services)	26
4,404	Investor AB, Class - B (Diversified Financial Services)	111
569	Kinnevik AB, Class - B (Diversified Financial Services)(a)	20
169	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)	10
461	Lifco AB, Class - B (Industrial Conglomerates)	14
560	Lundin Energy AB (Oil, Gas & Consumable Fuels)	20
3,348	Nibe Industrier AB, Class - B (Building Products)	51
352	Sagax AB, Class - B (Real Estate Management & Development)	12
2,611	Sandvik AB (Machinery)	73
856	Securitas AB, B Shares (Commercial Services & Supplies)	12
1,234	Sinch AB (Software)(a)	16
4,127	Skandinaviska Enskilda Banken AB, Class - A (Banks)	57
802	Skanska AB, B Shares (Construction & Engineering)	21
888	SKF AB, B Shares (Machinery)	21
1,316	Svenska Cellulosa AB SCA, B Shares (Paper & Forest Products)	23
3,569	Svenska Handelsbanken AB, A Shares (Banks)	39
2,295	Swedbank AB, A Shares (Banks)	46
1,242	Tele2 AB, B Shares (Wireless Telecommunication Services)	18
7,063	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	78
5,733	Telia Co. AB (Diversified Telecommunication Services)(b)	22
3,442	Volvo AB, B Shares (Machinery)	80
318	Volvo AB, Class - A (Machinery)	7
		1,522

Shares	Security Description	Value (000)
	Switzerland — 3.52%
3,880	ABB Ltd., Registered Shares (Electrical Equipment)	$149
371	Adecco Group AG (Professional Services)(b)	19
1,226	Alcon, Inc. (Health Care Equipment & Supplies)	109
15	Bachem Holding AG, Registered Shares (Life Sciences Tools & Services)	12
117	Baloise Holding AG, Registered Shares (Insurance)	19
8	Barry Callebaut AG, Registered Shares (Food Products)(b)	19
3	Chocoladefabriken Lindt & Spruengli AG (Food Products)	42
1,052	Chubb Ltd. (Insurance)	203
541	Clariant AG, Registered Shares (Chemicals)	11
520	Coca-Cola HBC AG (Beverages)	18
1,267	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	190
5,911	Credit Suisse Group AG, Registered Shares (Capital Markets)	58
14	EMS-Chemie Holding AG (Chemicals)	16
361	Garmin Ltd. (Household Durables)	49
90	Geberit AG, Registered Shares (Building Products)	74
22	Givaudan SA, Registered Shares (Chemicals)	116
1,325	Holcim Ltd., Registered Shares (Construction Materials)(b)	68
559	Julius Baer Group Ltd. (Capital Markets)	38
137	Kuehne & Nagel International AG, Registered Shares (Marine)	44
392	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	33
181	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)(b)	151
6,818	Nestle SA, Registered Shares (Food Products)	954
5,211	Novartis AG, Registered Shares (Pharmaceuticals)	459
53	Partners Group Holding AG (Capital Markets)	88
75	Roche Holding AG (Pharmaceuticals)	34
5,841	Roche Holding AG (Pharmaceuticals)	2,432
102	Schindler Holding AG (Machinery)	27
50	Schindler Holding AG, Registered Shares (Machinery)	13
15	SGS SA, Registered Shares (Professional Services)(b)	50
345	Sika AG, Registered Shares (Chemicals)(b)	144
139	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(b)	55

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
26	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	$55
77	Swiss Life Holding AG (Insurance)	47
190	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	19
687	Swiss Re AG (Insurance)	68
66	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	37
800	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	129
164	Temenos AG, Registered Shares (Software)	23
108	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	6
67	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	21
8,402	UBS Group AG (Capital Markets)	151
65	VAT Group AG (Machinery)(b)	32
113	Vifor Pharma AG (Pharmaceuticals)	20
366	Zurich Financial Services AG (Insurance)	161
		6,463
	Taiwan — 0.51%
7,848	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	944
	United Arab Emirates — 0.00%
339	NMC Health PLC (Health Care Providers & Services)(a)(c)	—
	United Kingdom — 4.97%
2,438	3i Group PLC (Capital Markets)	48
5,849	abrdn PLC (Diversified Financial Services)	19
496	Admiral Group PLC (Insurance)(b)	21
3,739	Amcor PLC (Containers & Packaging)	45
3,061	Anglo American PLC (Metals & Mining)	125
961	Antofagasta PLC (Metals & Mining)	17
549	Aon PLC, Class - A (Insurance)	165
651	Aptiv PLC (Auto Components)(a)	107
1,093	Ashtead Group PLC (Trading Companies & Distributors)	88
902	Associated British Foods PLC (Food Products)	25
3,767	AstraZeneca PLC (Pharmaceuticals)(b)	442
2,623	Auto Trader Group PLC (Interactive Media & Services)(b)	26
258	Aveva Group PLC (Software)	12
9,943	Aviva PLC (Insurance)	55
8,149	BAE Systems PLC (Aerospace & Defense)	61
38,792	Barclays PLC (Banks)	98
2,421	Barratt Developments PLC (Household Durables)	25

Shares	Security Description	Value (000)
	United Kingdom (continued)
314	Berkeley Group Holdings PLC (Household Durables)	$20
49,322	BP PLC (Oil, Gas & Consumable Fuels)	221
2,489	British Land Co. PLC (Equity Real Estate Investment Trusts)	18
21,316	BT Group PLC (Diversified Telecommunication Services)	49
886	Bunzl PLC (Trading Companies & Distributors)	35
1,017	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(b)	25
861	Clarivate PLC (Professional Services)(a)	20
530	Coca-Cola Europacific Partners PLC (Beverages)	30
4,480	Compass Group PLC (Hotels, Restaurants & Leisure)(a)	100
7,337	Croda International PLC (Chemicals)(b)	1,005
5,415	Diageo PLC (Beverages)	296
1,304	Evraz PLC (Metals & Mining)	11
550	Ferguson PLC (Trading Companies & Distributors)	98
12,229	GlaxoSmithKline PLC (Pharmaceuticals)	266
950	Halma PLC (Electronic Equipment, Instruments & Components)	41
823	Hargreaves Lansdown PLC (Capital Markets)	15
496	Hikma Pharmaceuticals PLC (Pharmaceuticals)(b)	15
49,736	HSBC Holdings PLC (Banks)	302
3,731	Informa PLC (Media)(a)	26
8,931	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)(a)	578
405	Intertek Group PLC (Professional Services)	31
4,095	J Sainsbury PLC (Food & Staples Retailing)	15
6,250	JD Sports Fashion PLC (Specialty Retail)(a)	18
474	Johnson Matthey PLC (Chemicals)	13
5,168	Kingfisher PLC (Specialty Retail)	24
1,659	Land Securities Group PLC (Equity Real Estate Investment Trusts)	17
196,681	Legal & General Group PLC (Insurance)	792
439	Liberty Global PLC, Class - A (Media)(a)	12
922	Liberty Global PLC, Class - C (Media)(a)	26
1,235	Linde PLC (Chemicals)	428
174,705	Lloyds Banking Group PLC (Banks)	113
766	London Stock Exchange Group PLC (Capital Markets)	72
6,041	M&G PLC (Diversified Financial Services)	16
10,478	Melrose Industries PLC (Industrial Conglomerates)	23
1,214	Mondi PLC (Paper & Forest Products)	30
8,824	National Grid PLC (Multi-Utilities)	127
14,125	Natwest Group PLC (Banks)(b)	43

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
350	Next PLC (Multiline Retail)	$39
1,147	Ocado Group PLC (Internet & Direct Marketing Retail)(a)(b)	26
1,722	Pearson PLC (Media)	14
795	Persimmon PLC (Household Durables)	31
1,175	Phoenix Group Holdings PLC (Insurance)	10
6,322	Prudential PLC (Insurance)	109
1,729	RecKitt Benckiser Group PLC (Household Products)	148
4,686	RELX PLC (Professional Services)	152
4,625	Rentokil Initial PLC (Commercial Services & Supplies)	37
2,735	Rio Tinto PLC (Metals & Mining)	181
20,995	Rolls-Royce Holdings PLC (Aerospace & Defense)(a)	35
9,988	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	219
9,016	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	198
325	Schroders PLC (Capital Markets)	16
2,795	Segro PLC (Equity Real Estate Investment Trusts)	54
377	Sensata Technologies Holding PLC (Electrical Equipment)(a)	23
626	Severn Trent PLC (Water Utilities)(b)	25
2,223	Smith & Nephew PLC (Health Care Equipment & Supplies)	39
939	Smiths Group PLC (Industrial Conglomerates)	20
184	Spirax-Sarco Engineering PLC (Machinery)	40
2,541	SSE PLC (Electric Utilities)	57
21,298	St. James Place PLC (Capital Markets)	485
6,902	Standard Chartered PLC (Banks)	42
4,956	Stellantis N.V. (Automobiles)	94
7,703	Taylor Wimpey PLC (Household Durables)(b)	18
19,677	Tesco PLC (Food & Staples Retailing)	77
2,722	The Sage Group PLC (Software)	31
6,205	Unilever PLC (Personal Products)	331
1,702	United Utilities Group PLC (Water Utilities)	25
65,095	Vodafone Group PLC (Wireless Telecommunication Services)	99
468	Whitbread PLC (Hotels, Restaurants & Leisure)(a)	19
315	Willis Towers Watson PLC (Insurance)	75
		9,119
	United States — 64.14%
194	10X Genomics, Inc., Class - A (Life Sciences Tools & Services)(a)	29
1,377	3M Co. (Industrial Conglomerates)	245

Shares	Security Description	Value (000)
	United States (continued)
352	A.O. Smith Corp. (Building Products)	$30
4,255	Abbott Laboratories (Health Care Equipment & Supplies)	599
4,312	AbbVie, Inc. (Biotechnology)	584
110	Abiomed, Inc. (Health Care Equipment & Supplies)(a)	40
1,516	Accenture PLC, Class - A (IT Services)	628
1,880	Activision Blizzard, Inc. (Entertainment)	125
1,149	Adobe, Inc. (Software)(a)	652
160	Advance Auto Parts, Inc. (Specialty Retail)	38
2,949	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment)(a)	424
1,572	Aflac, Inc. (Insurance)	92
747	Agilent Technologies, Inc. (Life Sciences Tools & Services)	119
1,900	AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	29
547	Air Products & Chemicals, Inc. (Chemicals)	166
412	Akamai Technologies, Inc. (IT Services)(a)	48
281	Albemarle Corp. (Chemicals)	66
330	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	74
181	Align Technology, Inc. (Health Care Equipment & Supplies)(a)	119
34	Alleghany Corp. (Insurance)(a)	23
624	Alliant Energy Corp. (Electric Utilities)	38
918	Ally Financial, Inc. (Consumer Finance)	44
277	Alnylam Pharmaceuticals, Inc. (Biotechnology)(a)	47
1,478	Alphabet, Inc., Class - A (Interactive Media & Services)(a)	4,284
700	Alphabet, Inc., Class - C (Interactive Media & Services)(a)	2,027
1,468	Amazon.com, Inc. (Internet & Direct Marketing Retail)(a)	4,896
1,223	AMC Entertainment Holdings, Inc. (Entertainment)(a)	33
20	AMERCO (Road & Rail)	15
628	Ameren Corp. (Multi-Utilities)	56
1,201	American Electric Power Company, Inc. (Electric Utilities)	107
1,641	American Express Co. (Consumer Finance)	268
2,083	American International Group, Inc. (Insurance)	118
1,108	American Tower Corp. (Equity Real Estate Investment Trusts)	324
441	American Water Works Company, Inc. (Water Utilities)	83
286	Ameriprise Financial, Inc. (Capital Markets)	86

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
394	AmerisourceBergen Corp. (Health Care Providers & Services)	$52
1,343	Amgen, Inc. (Biotechnology)	302
1,444	Amphenol Corp., Class - A (Electronic Equipment, Instruments & Components)	126
1,296	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	228
3,608	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	28
215	ANSYS, Inc. (Software)(a)	86
598	Anthem, Inc. (Health Care Providers & Services)	277
40,077	Apple, Inc. (Technology Hardware, Storage & Peripherals)	7,117
2,155	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	339
597	Aramark (Hotels, Restaurants & Leisure)	22
1,364	Archer-Daniels-Midland Co. (Food Products)	92
580	Arista Networks, Inc. (Communications Equipment)(a)	83
181	Arrow Electronics, Inc. (Electronic Equipment, Instruments & Components)(a)	24
476	Arthur J. Gallagher & Co. (Insurance)	81
167	Asana, Inc., Class - A (Software)(a)	12
147	Assurant, Inc. (Insurance)	23
17,099	AT&T, Inc. (Diversified Telecommunication Services)	421
304	Atmos Energy Corp. (Gas Utilities)	32
533	Autodesk, Inc. (Software)(a)	150
1,047	Automatic Data Processing, Inc. (IT Services)	258
53	AutoZone, Inc. (Specialty Retail)(a)	111
210	Avalara, Inc. (Software)(a)	27
340	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	86
1,324	Avantor, Inc. (Life Sciences Tools & Services)(a)	56
211	Avery Dennison Corp. (Containers & Packaging)	46
1,957	Baker Hughes, Inc. (Energy Equipment & Services)	47
826	Ball Corp. (Containers & Packaging)	80
18,206	Bank of America Corp. (Banks)	810
646	Bath & Body Works, Inc. (Household Durables)	45
700	Bausch Health Companies, Inc. (Pharmaceuticals)(a)	19
1,224	Baxter International, Inc. (Health Care Equipment & Supplies)	105
669	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	168
420	Bentley Systems, Inc., Class - B (Software)	20

Shares	Security Description	Value (000)
	United States (continued)
3,207	Berkshire Hathaway, Inc., Class - B (Diversified Financial Services)(a)	$959
559	Best Buy Co., Inc. (Specialty Retail)	57
182	Bill.com Holdings, Inc. (Software)(a)	45
366	Biogen, Inc. (Biotechnology)(a)	88
458	BioMarin Pharmaceutical, Inc. (Biotechnology)(a)	40
87	Bio-Techne Corp. (Life Sciences Tools & Services)	45
378	Black Knight, Inc. (IT Services)(a)	31
364	BlackRock, Inc., Class - A (Capital Markets)	333
9,907	Blackstone, Inc., Class - A (Capital Markets)	1,282
977	Block, Inc., Class - A (IT Services)(a)	158
101	Booking Holdings, Inc. (Hotels Restaurants & Leisure)(a)	242
354	Booz Allen Hamilton Holding Corp. (Professional Services)	30
595	BorgWarner, Inc. (Auto Components)	27
362	Boston Properties, Inc. (Equity Real Estate Investment Trusts)	42
3,476	Boston Scientific Corp. (Health Care Equipment & Supplies)(a)	148
5,472	Bristol-Myers Squibb Co. (Pharmaceuticals)	341
993	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	661
292	Broadridge Financial Solutions, Inc. (IT Services)	53
300	Brookfield Renewable Corp., Class - A (Independent Power and Renewable Electricity Producers)(b)	11
611	Brown & Brown, Inc. (Insurance)	43
787	Brown-Forman Corp., Class - B (Beverages)	57
169	Burlington Stores, Inc. (Specialty Retail)(a)	49
341	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	37
12	Cable One, Inc. (Media)	21
674	Cadence Design Systems, Inc. (Software)(a)	126
509	Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)(a)	48
244	Camden Property Trust (Equity Real Estate Investment Trusts)	44
423	Campbell Soup Co. (Food Products)	18
1,079	Capital One Financial Corp. (Consumer Finance)	157
746	Cardinal Health, Inc. (Health Care Providers & Services)	38
415	CarMax, Inc. (Specialty Retail)(a)	54
1,986	Carrier Global Corp. (Building Products)	108
402	Catalent, Inc. (Pharmaceuticals)(a)	51
1,331	Caterpillar, Inc. (Machinery)	275

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
283	CBOE Global Markets, Inc. (Capital Markets)	$37
811	CBRE Group, Inc., Class - A (Real Estate Management & Development)(a)	88
338	CDW Corp. (Electronic Equipment, Instruments & Components)	69
280	Celanese Corp., Series A (Chemicals)	47
1,400	Centene Corp. (Health Care Providers & Services)(a)	115
1,266	CenterPoint Energy, Inc. (Multi-Utilities)	35
325	Ceridian HCM Holding, Inc. (Software)(a)	34
726	Cerner Corp. (Health Care Technology)	67
523	CF Industries Holdings, Inc. (Chemicals)	37
122	Charles River Laboratories International, Inc. (Life Sciences Tools & Services)(a)	46
578	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	59
4,733	Chevron Corp. (Oil, Gas & Consumable Fuels)	555
67	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)(a)	117
491	Church & Dwight Co., Inc. (Household Products)	50
836	Cigna Corp. (Health Care Providers & Services)	192
361	Cincinnati Financial Corp. (Insurance)	41
224	Cintas Corp. (Commercial Services & Supplies)	99
10,253	Cisco Systems, Inc. (Communications Equipment)	650
4,856	Citigroup, Inc. (Banks)	293
1,097	Citizens Financial Group, Inc. (Banks)	52
300	Citrix Systems, Inc. (Software)	28
576	Cloudflare, Inc., Class - A (Software)(a)	76
873	CME Group, Inc. (Capital Markets)	199
724	CMS Energy Corp. (Multi-Utilities)	47
430	Cognex Corp. (Electronic Equipment, Instruments & Components)	33
1,313	Cognizant Technology Solutions Corp. (IT Services)	116
1,829	Colgate-Palmolive Co. (Household Products)	156
11,162	Comcast Corp., Class - A (Media)	562
1,241	Conagra Brands, Inc. (Food Products)	42
3,177	ConocoPhillips (Oil, Gas & Consumable Fuels)	229
848	Consolidated Edison, Inc. (Multi-Utilities)	72
407	Constellation Brands, Inc., Class - A (Beverages)	102
534	Copart, Inc. (Commercial Services & Supplies)(a)	81
1,832	Corning, Inc. (Electronic Equipment, Instruments & Components)	68
1,807	Corteva, Inc. (Chemicals)	85

Shares	Security Description	Value (000)
	United States (continued)
1,062	Costco Wholesale Corp. (Food & Staples Retailing)	$603
178	Coupa Software, Inc. (Software)(a)	28
461	Crowdstrike Holdings, Inc., Class - A (Software)(a)	94
1,053	Crown Castle International Corp. (Equity Real Estate Investment Trusts)	220
342	Crown Holdings, Inc. (Containers & Packaging)	38
5,408	CSX Corp. (Road & Rail)	203
356	Cummins, Inc. (Machinery)	78
3,238	CVS Health Corp. (Health Care Providers & Services)	334
832	D.R. Horton, Inc. (Household Durables)	90
6,050	Danaher Corp. (Health Care Equipment & Supplies)	1,992
338	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	51
463	Datadog, Inc., Class - A (Software)(a)	82
185	DaVita, Inc. (Health Care Providers & Services)(a)	21
708	Deere & Co. (Machinery)	243
677	DELL TECHN-C, Class - C (Technology Hardware, Storage & Peripherals)(a)	38
418	Delta Air Lines, Inc. (Airlines)(a)	16
561	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	31
1,569	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	69
236	Dexcom, Inc. (Health Care Equipment & Supplies)(a)	127
695	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	123
738	Discover Financial Services (Consumer Finance)	85
360	Discovery, Inc. (Media)(a)	8
768	Discovery, Inc., Class - C (Media)(a)	18
466	DocuSign, Inc. (Software)(a)	71
576	Dollar General Corp. (Multiline Retail)	136
565	Dollar Tree, Inc. (Multiline Retail)(a)	79
1,969	Dominion Energy, Inc. (Multi-Utilities)	155
99	Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	56
263	DoorDash, Inc., Class - A (Internet & Direct Marketing Retail)(a)	39
350	Dover Corp. (Machinery)	64
1,796	Dow, Inc. (Chemicals)	102
669	DraftKings, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	18
766	Dropbox, Inc., Class - A (Software)(a)	19
490	DTE Energy Co. (Multi-Utilities)	59

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,872	Duke Energy Corp. (Electric Utilities)	$196
938	Duke Realty Corp. (Equity Real Estate Investment Trusts)	62
1,299	DuPont de Nemours, Inc. (Chemicals)	105
426	Dynatrace, Inc. (Software)(a)	26
358	Eastman Chemical Co. (Chemicals)	43
1,566	eBay, Inc. (Internet & Direct Marketing Retail)	104
6,238	Ecolab, Inc. (Chemicals)	1,463
915	Edison International (Electric Utilities)	62
1,510	Edwards Lifesciences Corp. (Health Care Equipment & Supplies)(a)	196
1,000	Elanco Animal Health, Inc. (Pharmaceuticals)(a)	28
699	Electronic Arts, Inc. (Entertainment)	92
1,960	Eli Lilly & Co. (Pharmaceuticals)	541
1,451	Emerson Electric Co. (Electrical Equipment)	135
315	Enphase Energy, Inc. (Semiconductors & Semiconductor Equipment)(a)	58
292	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	40
508	Entergy Corp. (Electric Utilities)	57
1,406	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	125
139	EPAM Systems, Inc. (IT Services)(a)	93
296	Equifax, Inc. (Professional Services)	87
221	Equinix, Inc. (Equity Real Estate Investment Trusts)	187
940	Equitable Holdings, Inc. (Diversified Financial Services)	31
866	Equity Residential (Equity Real Estate Investment Trusts)	78
63	Erie Indemnity Co., Class - A (Insurance)	12
545	Essential Utilities, Inc. (Water Utilities)	29
158	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	56
309	Etsy, Inc. (Internet & Direct Marketing Retail)(a)	68
581	Evergy, Inc. (Electric Utilities)	40
826	Eversource Energy (Electric Utilities)	75
376	Exact Sciences Corp. (Biotechnology)(a)	29
2,361	Exelon Corp. (Electric Utilities)	136
347	Expedia Group, Inc. (Hotels, Restaurants & Leisure)(a)	63
434	Expeditors International of Washington, Inc. (Air Freight & Logistics)	58
305	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	69
10,146	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	621
153	F5, Inc. (Communications Equipment)(a)	37

Shares	Security Description	Value (000)
	United States (continued)
96	FactSet Research Systems, Inc. (Capital Markets)	$47
75	Fair Isaac Corp. (Software)(a)	33
1,398	Fastenal Co. (Trading Companies & Distributors)	90
618	FedEx Corp. (Air Freight & Logistics)	160
1,510	Fidelity National Information Services, Inc. (IT Services)	165
5,286	First Republic Bank (Banks)	1,092
1,378	FirstEnergy Corp. (Electric Utilities)	57
1,441	Fiserv, Inc. (IT Services)(a)	150
193	FleetCor Technologies, Inc. (IT Services)(a)	43
331	FMC Corp. (Chemicals)	36
344	Fortinet, Inc. (Software)(a)	124
18,829	Fortive Corp. (Machinery)	1,437
336	Fortune Brands Home & Security, Inc. (Building Products)	36
798	Fox Corp., Class - A (Media)	29
244	Fox Corp., Class - B (Media)	8
748	Franklin Resources, Inc. (Capital Markets)	25
3,522	Freeport-McMoRan, Inc. (Metals & Mining)	147
209	Gartner, Inc. (IT Services)(a)	70
153	Generac Holdings, Inc. (Electrical Equipment)(a)	54
549	General Dynamics Corp. (Aerospace & Defense)	114
2,676	General Electric Co. (Industrial Conglomerates)	253
1,485	General Mills, Inc. (Food Products)	100
3,153	General Motors Co. (Automobiles)(a)	185
367	Genuine Parts Co. (Distributors)	51
3,055	Gilead Sciences, Inc. (Biotechnology)	222
728	Global Payments, Inc. (IT Services)	98
436	GoDaddy, Inc., Class - A (IT Services)(a)	37
208	Guidewire Software, Inc. (Software)(a)	24
2,310	Halliburton Co. (Energy Equipment & Services)	53
328	Hasbro, Inc. (Leisure Products)	33
612	HCA Healthcare, Inc. (Health Care Providers & Services)	157
1,263	Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	46
100	HEICO Corp. (Aerospace & Defense)	14
183	HEICO Corp., Class - A (Aerospace & Defense)	24
370	Henry Schein, Inc. (Health Care Providers & Services)(a)	29
700	Hess Corp. (Oil, Gas & Consumable Fuels)	52
3,301	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	52
684	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)(a)	107
613	Hologic, Inc. (Health Care Equipment & Supplies)(a)	47

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,655	Honeywell International, Inc. (Industrial Conglomerates)	$345
749	Hormel Foods Corp. (Food Products)	37
1,807	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)(a)	31
979	Howmet Aerospace, Inc. (Aerospace & Defense)	31
3,051	HP, Inc. (Technology Hardware, Storage & Peripherals)	115
106	HubSpot, Inc. (Software)(a)	70
321	Humana, Inc. (Health Care Providers & Services)	149
3,515	Huntington Bancshares, Inc. (Banks)	54
103	Huntington Ingalls Industries, Inc. (Aerospace & Defense)	19
142	IDEX Corp. (Machinery)	34
207	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies)(a)	136
768	Illinois Tool Works, Inc. (Machinery)	190
355	Illumina, Inc. (Life Sciences Tools & Services)(a)	135
4,089	Incyte Corp. (Biotechnology)(a)	300
891	Ingersoll-Rand, Inc. (Machinery)	55
158	Insulet Corp. (Health Care Equipment & Supplies)(a)	42
9,825	Intel Corp. (Semiconductors & Semiconductor Equipment)	506
1,375	Intercontinental Exchange, Inc. (Capital Markets)	188
2,182	International Business Machines Corp. (IT Services)	292
626	International Flavors & Fragrances, Inc. (Chemicals)	94
950	International Paper Co. (Containers & Packaging)	45
661	Intuit, Inc. (Software)	425
861	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)(a)	309
64	IPG Photonics Corp. (Electronic Equipment, Instruments & Components)(a)	11
468	IQVIA Holdings, Inc. (Life Sciences Tools & Services)(a)	132
722	Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	38
196	Jack Henry & Associates, Inc. (IT Services)	33
280	Jacobs Engineering Group, Inc. (Construction & Engineering)	39
136	Jazz Pharmaceuticals PLC (Pharmaceuticals)(a)	17
214	JB Hunt Transport Services, Inc. (Road & Rail)	44
6,382	Johnson & Johnson (Pharmaceuticals)	1,092

Shares	Security Description	Value (000)
	United States (continued)
1,745	Johnson Controls International PLC (Building Products)	$142
12,089	JPMorgan Chase & Co. (Banks)	1,914
524	Juniper Networks, Inc. (Communications Equipment)	19
653	Kellogg Co. (Food Products)	42
1,591	Keurig Dr Pepper, Inc. (Beverages)	59
2,368	KeyCorp (Banks)	55
447	Keysight Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	92
827	Kimberly-Clark Corp. (Household Products)	118
4,978	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	79
1,264	KKR & Co., Inc. (Capital Markets)	94
377	KLA Corp. (Semiconductors & Semiconductor Equipment)	162
358	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	22
499	L3Harris Technologies, Inc. (Aerospace & Defense)	106
248	Laboratory Corporation of America Holdings (Health Care Providers & Services)(a)	78
349	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	251
882	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)(a)	33
147	Lear Corp. (Auto Components)	27
343	Leidos Holdings, Inc. (Professional Services)	30
653	Lennar Corp., Class - A (Household Durables)	76
87	Lennox International, Inc. (Building Products)	28
54	Liberty Broadband Corp., Class - A (Media)(a)	9
382	Liberty Broadband Corp., Class - C (Media)(a)	62
476	Lincoln National Corp. (Insurance)	32
382	Live Nation Entertainment, Inc. (Entertainment)(a)	46
744	LKQ Corp. (Distributors)	45
609	Lockheed Martin Corp. (Aerospace & Defense)	216
555	Loews Corp. (Insurance)	32
1,676	Lowe’s Companies, Inc. (Specialty Retail)	433
2,503	Lumen Technologies, Inc. (Diversified Telecommunication Services)	31
669	Lyft, Inc., Class - A (Road & Rail)(a)	29
320	M&T Bank Corp. (Banks)	49
1,590	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	102
33	Markel Corp. (Insurance)(a)	41
1,187	MarketAxess Holdings, Inc. (Capital Markets)	488

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
667	Marriott International, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	$110
1,231	Marsh & McLennan Companies, Inc. (Insurance)	214
159	Martin Marietta Materials, Inc. (Construction Materials)	70
1,969	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	172
619	Masco Corp. (Building Products)	43
128	Masimo Corp. (Health Care Equipment & Supplies)(a)	37
2,131	MasterCard, Inc., Class - A (IT Services)	766
630	McCormick & Company, Inc. (Food Products)	61
1,792	McDonald’s Corp. (Hotels, Restaurants & Leisure)	480
388	McKesson Corp. (Health Care Providers & Services)	96
1,268	Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	30
359	MercadoLibre, Inc. (Internet & Direct Marketing Retail)(a)	484
6,178	Merck & Co., Inc. (Pharmaceuticals)	473
1,681	MetLife, Inc. (Insurance)	105
58	Mettler-Toledo International, Inc. (Life Sciences Tools & Services)(a)	98
969	MGM Resorts International (Hotels, Restaurants & Leisure)	43
1,276	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	111
2,755	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	257
23,844	Microsoft Corp. (Software)	8,021
291	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	67
817	Moderna, Inc. (Biotechnology)(a)	208
144	Mohawk Industries, Inc. (Household Durables)(a)	26
139	Molina Heathcare, Inc. (Health Care Providers & Services)(a)	44
479	Molson Coors Beverage Co., Class - B (Beverages)	22
3,231	Mondelez International, Inc., Class - A (Food Products)	214
136	MongoDB, Inc. (IT Services)(a)	72
410	Moody’s Corp. (Capital Markets)	160
3,295	Morgan Stanley (Capital Markets)	323

Shares	Security Description	Value (000)
	United States (continued)
409	Motorola Solutions, Inc. (Communications Equipment)	$111
316	Nasdaq, Inc. (Capital Markets)	66
576	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	53
1,081	Netflix, Inc. (Entertainment)(a)	651
207	Neurocrine Biosciences, Inc. (Biotechnology)(a)	18
966	Newell Brands, Inc. (Household Durables)	21
1,948	Newmont Corp. (Metals & Mining)	121
4,787	NextEra Energy, Inc. (Electric Utilities)	447
3,079	NIKE, Inc., Class - B (Textiles, Apparel & Luxury Goods)	513
943	NiSource, Inc. (Multi-Utilities)	26
128	Nordson Corp. (Machinery)	33
595	Norfolk Southern Corp. (Road & Rail)	177
484	Northern Trust Corp. (Capital Markets)	58
372	Northrop Grumman Corp. (Aerospace & Defense)	144
1,470	Nortonlifelock, Inc. (Software)	38
200	Novavax, Inc. (Biotechnology)(a)	29
695	Nuance Communications, Inc. (Software)(a)	38
738	Nucor Corp. (Metals & Mining)	84
9,909	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,915
8	NVR, Inc. (Household Durables)(a)	47
164	Oak Street Health, Inc. (Health Care Providers & Services)(a)	5
2,279	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	66
287	Okta, Inc. (IT Services)(a)	64
234	Old Dominion Freight Line, Inc. (Road & Rail)	84
555	Omnicom Group, Inc. (Media)	41
984	ON Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(a)	67
1,109	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	65
4,043	Oracle Corp. (Software)	353
1,007	Otis Worldwide Corp. (Machinery)	88
250	Owens Corning (Building Products)	23
836	PACCAR, Inc. (Machinery)	74
243	Packaging Corporation of America (Containers & Packaging)	33
311	Parker Hannifin Corp. (Machinery)	99
790	Paychex, Inc. (IT Services)	108
127	PAYCOM Software, Inc. (Software)(a)	53
2,717	PayPal Holdings, Inc. (IT Services)(a)	512
3,300	PepsiCo, Inc. (Beverages)	573
280	PerkinElmer, Inc. (Life Sciences Tools & Services)	56

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
3,595	PG&E Corp. (Electric Utilities)(a)	$44
1,054	Phillips 66 (Oil, Gas & Consumable Fuels)	76
565	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	103
1,248	Plug Power, Inc. (Electrical Equipment)(a)	35
1,033	PNC Financial Services Group, Inc. (Banks)	207
98	Pool Corp. (Distributors)	55
569	PPG Industries, Inc. (Chemicals)	98
1,944	PPL Corp. (Electric Utilities)	58
579	Principal Financial Group, Inc. (Insurance)	42
1,800	Prologis, Inc. (Equity Real Estate Investment Trusts)	303
953	Prudential Financial, Inc. (Insurance)	103
276	PTC, Inc. (Software)(a)	33
1,236	Public Service Enterprise Group, Inc. (Multi-Utilities)	82
370	Public Storage (Equity Real Estate Investment Trusts)	139
647	PulteGroup, Inc. (Household Durables)	37
274	Qorvo, Inc. (Semiconductors & Semiconductor Equipment)(a)	43
2,746	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	502
319	Quest Diagnostics, Inc. (Health Care Providers & Services)	55
471	Raymond James Financial, Inc. (Capital Markets)	47
3,611	Raytheon Technologies Corp. (Aerospace & Defense)	311
1,476	Realty Income Corp. (Equity Real Estate Investment Trusts)	106
373	Regency Centers Corp. (Equity Real Estate Investment Trusts)	28
258	Regeneron Pharmaceuticals, Inc. (Biotechnology)(a)	163
2,436	Regions Financial Corp. (Banks)	53
540	Republic Services, Inc. (Commercial Services & Supplies)	75
354	ResMed, Inc. (Health Care Equipment & Supplies)	92
179	RingCentral, Inc., Class - A (Software)(a)	34
298	Robert Half International, Inc. (Professional Services)	33
282	Rockwell Automation, Inc. (Electrical Equipment)	98
266	Roku, Inc. (Entertainment)(a)	61
474	Rollins, Inc. (Commercial Services & Supplies)	16

Shares	Security Description	Value (000)
	United States (continued)
254	Roper Technologies, Inc. (Industrial Conglomerates)	$125
862	Ross Stores, Inc. (Specialty Retail)	99
327	RPM International, Inc. (Chemicals)	33
587	S&P Global, Inc. (Capital Markets)	277
2,364	Salesforce.com, Inc. (Software)(a)	601
270	SBA Communications Corp. (Equity Real Estate Investment Trusts)	105
3,354	Schlumberger Ltd. (Energy Equipment & Services)	100
332	Seagen, Inc. (Biotechnology)(a)	51
371	Sealed Air Corp. (Containers & Packaging)	25
747	Sempra Energy (Multi-Utilities)	99
478	ServiceNow, Inc. (Software)(a)	310
815	Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	130
2,933	Sirius XM Holdings, Inc. (Media)	19
402	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	62
2,577	Snap, Inc., Class - A (Interactive Media & Services)(a)	121
132	Snap-on, Inc. (Machinery)	28
513	Snowflake, Inc., Class - A (IT Services)(a)	174
410	Southwest Airlines Co. (Airlines)(a)	18
394	Splunk, Inc. (Software)(a)	46
562	SS&C Technologies Holdings, Inc. (Software)	46
388	Stanley Black & Decker, Inc. (Machinery)	73
2,875	Starbucks Corp. (Hotels, Restaurants & Leisure)	336
840	State Street Corp. (Capital Markets)	78
554	Steel Dynamics, Inc. (Metals & Mining)	34
273	Sun Communities, Inc. (Equity Real Estate Investment Trusts)	57
468	Sunrun, Inc. (Electrical Equipment)(a)	16
2,191	SVB Financial Group (Banks)(a)	1,487
1,416	Synchrony Financial (Consumer Finance)	66
371	Synopsys, Inc. (Software)(a)	137
1,248	Sysco Corp. (Food & Staples Retailing)	98
548	T. Rowe Price Group, Inc. (Capital Markets)	108
289	Take-Two Interactive Software, Inc. (Entertainment)(a)	51
1,204	Target Corp. (Multiline Retail)	279
347	Teladoc Health, Inc. (Health Care Technology)(a)	32
116	Teledyne Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	51
118	Teleflex, Inc. (Health Care Equipment & Supplies)	39
2,053	Tesla, Inc. (Automobiles)(a)	2,171

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
2,248	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	$424
551	Textron, Inc. (Aerospace & Defense)	43
1,676	The AES Corp. (Independent Power and Renewable Electricity Producers)	41
729	The Allstate Corp. (Insurance)	86
2,033	The Bank of New York Mellon Corp. (Capital Markets)	118
1,356	The Boeing Co. (Aerospace & Defense)(a)	273
303	The Carlyle Group, Inc. (Capital Markets)	17
3,526	The Charles Schwab Corp. (Capital Markets)	297
320	The Clorox Co. (Household Products)	56
9,846	The Coca-Cola Co. (Beverages)	583
126	The Cooper Companies, Inc. (Health Care Equipment & Supplies)	53
4,099	The Estee Lauder Companies, Inc. (Personal Products)	1,517
811	The Goldman Sachs Group, Inc. (Capital Markets)	310
870	The Hartford Financial Services Group, Inc. (Insurance)	60
358	The Hershey Co. (Food Products)	69
2,555	The Home Depot, Inc. (Specialty Retail)	1,060
935	The Interpublic Group of Companies, Inc. (Media)	35
214	The J.M. Smucker Co. (Food Products)	29
1,713	The Kraft Heinz Co. (Food Products)	61
1,752	The Kroger Co. (Food & Staples Retailing)	79
839	The Mosaic Co. (Chemicals)	33
5,914	The Procter & Gamble Co. (Household Products)	967
1,421	The Progressive Corp. (Insurance)	146
612	The Sherwin-Williams Co. (Chemicals)	216
2,569	The Southern Co. (Electric Utilities)	176
22,164	The TJX Companies, Inc. (Specialty Retail)	1,684
613	The Travelers Companies, Inc. (Insurance)	96
4,432	The Walt Disney Co. (Entertainment)(a)	686
1,057	The Western Union Co. (IT Services)	19
2,892	The Williams Companies, Inc. (Oil, Gas & Consumable Fuels)	75
944	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	630
8,096	T-Mobile US, Inc. (Wireless Telecommunication Services)(a)	939
280	Tractor Supply Co. (Specialty Retail)	67
579	Trane Technologies PLC (Building Products)	117
129	TransDigm Group, Inc. (Aerospace & Defense)(a)	82
480	TransUnion (Professional Services)	57

Shares	Security Description	Value (000)
	United States (continued)
628	Trimble, Inc. (Electronic Equipment, Instruments & Components)(a)	$55
3,163	Truist Financial Corp. (Banks)	185
1,353	Twilio, Inc., Class - A (IT Services)(a)	356
1,981	Twitter, Inc. (Interactive Media & Services)(a)	86
99	Tyler Technologies, Inc. (Software)(a)	53
753	Tyson Foods, Inc., Class - A (Food Products)	66
3,445	U.S. Bancorp (Banks)	194
2,965	Uber Technologies, Inc. (Road & Rail)(a)	124
748	UDR, Inc. (Equity Real Estate Investment Trusts)	45
502	UGI Corp. (Gas Utilities)	23
127	Ulta Beauty, Inc. (Specialty Retail)(a)	52
1,574	Union Pacific Corp. (Road & Rail)	397
1,822	United Parcel Service, Inc., Class - B (Air Freight & Logistics)	391
172	United Rentals, Inc. (Trading Companies & Distributors)(a)	57
5,899	UnitedHealth Group, Inc. (Health Care Providers & Services)	2,963
136	Unity Software, Inc. (Software)(a)	19
797	V.F. Corp. (Textiles, Apparel & Luxury Goods)	58
98	Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	32
1,014	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	76
333	Veeva Systems, Inc., Class - A (Health Care Technology)(a)	85
951	Ventas, Inc. (Equity Real Estate Investment Trusts)	49
244	VeriSign, Inc. (IT Services)(a)	62
372	Verisk Analytics, Inc., Class - A (Professional Services)	85
9,882	Verizon Communications, Inc. (Diversified Telecommunication Services)	513
633	Vertex Pharmaceuticals, Inc. (Biotechnology)(a)	139
1,840	ViacomCBS, Inc., Class - B (Media)	56
3,079	Viatris, Inc. (Pharmaceuticals)	42
1,310	VICI Properties, Inc. (Equity Real Estate Investment Trusts)	39
4,090	Visa, Inc., Class - A (IT Services)	886
991	Vistra Corp. (Independent Power and Renewable Electricity Producers)	23
508	VMware, Inc., Class - A (Software)	59
338	Vulcan Materials Co. (Construction Materials)	70
367	W.R. Berkley Corp. (Insurance)	30
109	W.W. Grainger, Inc. (Trading Companies & Distributors)	56
1,782	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	93
3,766	Walmart, Inc. (Food & Staples Retailing)	545

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,025	Waste Management, Inc. (Commercial Services & Supplies)	$171
148	Waters Corp. (Life Sciences Tools & Services)(a)	55
174	Wayfair, Inc., Class - A (Internet & Direct Marketing Retail)(a)	33
768	WEC Energy Group, Inc. (Multi-Utilities)	75
9,895	Wells Fargo & Co. (Banks)	475
1,035	Welltower, Inc. (Equity Real Estate Investment Trusts)	89
180	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	84
722	Western Digital Corp. (Technology Hardware, Storage & Peripherals)(a)	47
459	Westinghouse Air Brake Technologies Corp. (Machinery)	42
649	WestRock Co. (Containers & Packaging)	29
1,901	Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	78
151	Whirlpool Corp. (Household Durables)	35
2,488	Workday, Inc., Class - A (Software)(a)	680
439	WP Carey, Inc. (Equity Real Estate Investment Trusts)	36
240	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)(a)	20
1,269	Xcel Energy, Inc. (Electric Utilities)	86
590	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	125
459	Xylem, Inc. (Machinery)	55
727	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	101
127	Zebra Technologies Corp. (Electronic Equipment, Instruments & Components)(a)	76
285	Zendesk, Inc. (Software)(a)	30
508	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	65
1,157	Zoetis, Inc. (Pharmaceuticals)	282
577	Zoom Video Communications, Inc., Class - A (Software)(a)	106

Shares	Security Description	Value (000)
	United States (continued)
539	ZoomInfo Technologies, Inc. (Interactive Media & Services)(a)	$35
199	Zscaler, Inc. (Software)(a)	64
		117,984
	Total Common Stocks	180,363
	Preferred Stocks — 0.05%
	Germany — 0.05%
121	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	10
148	FUCHS PETROLUB SE — Preferred (Chemicals)	7
452	Henkel AG & Co. KGAA — Preferred (Household Products)	37
65	Sartorius AG — Preferred (Health Care Equipment & Supplies)	43
	Total Preferred Stocks	97
	Investment Company — 1.41%
2,596,069	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(d)	2,596
	Total Investment Company	2,596
	Total Investments (cost $120,949) — 99.50%	183,056
	Other assets in excess of liabilities — 0.50%	926
	Net Assets — 100.00%	$183,982

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Security was valued using significant unobservable inputs as of December 31, 2021.

(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (concluded) — December 31, 2021 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2021.

The ESG Growth Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	RBC Global Asset Management (UK) Limited	Total
Common Stocks	78.21%	—	19.83%	98.04%
Preferred Stocks	0.05%	—	—	0.05%
Investment Company	0.03%	1.38%	—	1.41%
Other Assets (Liabilities)	0.12%	0.25%	0.13%	0.50%
Total Net Assets	78.41%	1.63%	19.96%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2021.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	6	3/18/22	$1,428	$30
MSCI EAFE Index Future	9	3/18/22	1,045	16
			$2,473	$46
	Total Unrealized Appreciation			$46
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$46

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.80%
	Australia — 1.99%
126	Afterpay Ltd. (IT Services)(a)	$8
136	Ampol Ltd. (Oil, Gas & Consumable Fuels)	3
674	APA Group (Gas Utilities)	5
350	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	11
111	ASX Ltd. (Capital Markets)	8
1,017	Aurizon Holdings Ltd. (Road & Rail)	3
1,140	AusNet Services (Electric Utilities)	2
1,626	Australia & New Zealand Banking Group Ltd. (Banks)	33
1,766	BHP Billiton Ltd. (Metals & Mining)	52
1,204	BHP Group Ltd. (Metals & Mining)	35
288	BlueScope Steel Ltd. (Metals & Mining)	4
827	Brambles Ltd. (Commercial Services & Supplies)	6
38	Cochlear Ltd. (Health Care Equipment & Supplies)	6
767	Coles Group Ltd. (Food & Staples Retailing)	10
1,018	Commonwealth Bank of Australia (Banks)	74
315	Computershare Ltd. (IT Services)	5
203	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)(a)	2
616	Dexus (Equity Real Estate Investment Trusts)	5
35	Domino’s Pizza Enterprises Ltd. (Hotels, Restaurants & Leisure)	3
767	Endeavour Group Ltd. (Food & Staples Retailing)	4
1,015	Evolution Mining Ltd. (Metals & Mining)	3
970	Fortescue Metals Group Ltd. (Metals & Mining)	14
962	Goodman Group (Equity Real Estate Investment Trusts)	19
169	IDP Education Ltd. (Diversified Consumer Services)	4
1,409	Insurance Australia Group Ltd. (Insurance)	4
394	LendLease Group (Real Estate Management & Development)(b)	3
197	Macquarie Group Ltd. (Capital Markets)	29
79	Magellan Financial Group Ltd. (Capital Markets)	1
1,575	Medibank Private Ltd. (Insurance)	4
2,252	Mirvac Group (Equity Real Estate Investment Trusts)	5
1,886	National Australia Bank Ltd. (Banks)	39
469	Newcrest Mining Ltd. (Metals & Mining)	8
632	Northern Star Resources Ltd. (Metals & Mining)	4
221	Orica Ltd. (Chemicals)	2
1,007	Origin Energy Ltd. (Electric Utilities)	4
503	Qantas Airways Ltd. (Airlines)(a)	2
838	QBE Insurance Group Ltd. (Insurance)	7

Shares	Security Description	Value (000)
	Australia (continued)
29	REA Group Ltd. (Interactive Media & Services)	$4
166	Reece Ltd. (Trading Companies & Distributors)	3
236	Rio Tinto Ltd. (Metals & Mining)	17
1,745	Santos Ltd. (Oil, Gas & Consumable Fuels)(b)	8
2,969	Scentre Group (Equity Real Estate Investment Trusts)	7
192	SEEK Ltd. (Interactive Media & Services)	5
260	Sonic Healthcare Ltd. (Health Care Providers & Services)	9
2,679	South32 Ltd. (Metals & Mining)	8
1,366	Stockland (Equity Real Estate Investment Trusts)	4
734	Suncorp Group Ltd. (Insurance)	6
756	Sydney Airport (Transportation Infrastructure)(a)	5
1,271	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	5
2,363	Telstra Corp. Ltd. (Diversified Telecommunication Services)	7
1,059	The GPT Group (Equity Real Estate Investment Trusts)	4
1,761	Transurban Group (Transportation Infrastructure)	18
413	Treasury Wine Estates Ltd. (Beverages)	4
2,104	Vicinity Centres (Equity Real Estate Investment Trusts)(b)	3
130	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	3
647	Wesfarmers Ltd. (Multiline Retail)	28
2,097	Westpac Banking Corp. (Banks)	32
84	WiseTech Global Ltd. (Software)	4
552	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	9
724	Woolworths Group Ltd. (Food & Staples Retailing)	20
		644
	Austria — 0.07%
208	Erste Group Bank AG (Banks)(b)	10
84	OMV AG (Oil, Gas & Consumable Fuels)	5
88	Raiffeisen Bank International AG (Banks)(b)	3
39	Verbund AG (Electric Utilities)	4
63	Voestalpine AG (Metals & Mining)	2
		24
	Belgium — 0.25%
100	Ageas SA (Insurance)	5
435	Anheuser-Busch InBev N.V. (Beverages)	27
74	Colruyt SA (Food & Staples Retailing)	3
17	Elia Group SA (Electric Utilities)(b)	2
65	Groupe Bruxelles Lambert SA (Diversified Financial Services)	7
142	KBC Group N.V. (Banks)	12

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Belgium (continued)
83	Proximus SADP (Diversified Telecommunication Services)	$2
9	Sofina SA (Diversified Financial Services)	4
42	Solvay SA, Class - A (Chemicals)	5
72	UCB SA (Pharmaceuticals)	8
113	Umicore SA (Chemicals)(b)	5
		80
	Bermuda — 0.20%
231	Arch Capital Group Ltd. (Insurance)(a)	10
76	Athene Holding Ltd., Class - A (Insurance)(a)	6
81	Bunge Ltd. (Food Products)	8
23	Everest Re Group Ltd. (Insurance)	6
216	IHS Markit Ltd. (Professional Services)	29
198	Invesco Ltd. (Capital Markets)	5
		64
	Canada — 3.76%
127	Agnico Eagle Mines Ltd. (Metals & Mining)	7
100	Air Canada (Airlines)(a)(b)	2
483	Algonquin Power & Utilities Corp. (Multi-Utilities)	7
500	Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	21
200	AltaGas Ltd. (Gas Utilities)	4
100	Ballard Power Systems, Inc. (Electrical Equipment)(a)	1
365	Bank of Montreal (Banks)	39
1,000	Barrick Gold Corp. (Metals & Mining)	19
109	BCE, Inc. (Diversified Telecommunication Services)	6
300	Blackberry Ltd. (Software)(a)	3
805	Brookfield Asset Management, Inc. (Capital Markets)	49
268	Cameco Corp. (Oil, Gas & Consumable Fuels)	6
50	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)(b)	2
250	Canadian Imperial Bank of Commerce (Banks)	29
407	Canadian National Railway Co. (Road & Rail)	50
701	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	30
553	Canadian Pacific Railway Ltd. (Road & Rail)	40
31	Canadian Tire Corp. Ltd., Class - A (Multiline Retail)	4
100	Canadian Utilities Ltd., Class - A (Multi-Utilities)	3
100	Canopy Growth Corp. (Pharmaceuticals)(a)(b)	1
100	CCL Industries, Inc., Class - B (Containers & Packaging)(b)	5

Shares	Security Description	Value (000)
	Canada (continued)
700	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	$9
121	CGI, Inc. (IT Services)(a)	11
12	Constellation Software, Inc. (Software)	22
161	Dollarama, Inc. (Multiline Retail)	8
86	Emera, Inc. (Electric Utilities)	4
100	Empire Co. Ltd. (Food & Staples Retailing)	3
1,238	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	48
18	Fairfax Financial Holdings Ltd. (Insurance)	9
300	First Quantum Minerals Ltd. (Metals & Mining)	7
21	FirstService Corp. (Real Estate Management & Development)	4
250	Fortis, Inc. (Electric Utilities)	12
104	Franco-Nevada Corp. (Metals & Mining)	14
100	GFL Environmental, Inc. (Commercial Services & Supplies)	4
100	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	4
147	Great-West Lifeco, Inc. (Insurance)	4
200	Hydro One Ltd. (Electric Utilities)(b)	5
60	iA Financial Corp., Inc. (Insurance)	3
50	IGM Financial, Inc. (Capital Markets)	2
149	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	5
100	Intact Financial Corp. (Insurance)	13
300	Ivanhoe Mines Ltd. (Metals & Mining)(a)	2
100	Keyera Corp. (Oil, Gas & Consumable Fuels)(b)	2
700	Kinross Gold Corp. (Metals & Mining)	4
190	Kirkland Lake Gold Ltd. (Metals & Mining)	8
66	Lightspeed Commerce, Inc. (Software)(a)	3
98	Loblaw Companies Ltd. (Food & Staples Retailing)	8
71	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)(a)	28
400	Lundin Mining Corp. (Metals & Mining)(b)	3
178	Magna International, Inc. (Auto Components)	14
1,100	Manulife Financial Corp. (Insurance)	21
163	Metro, Inc. (Food & Staples Retailing)	9
190	National Bank of Canada (Banks)^	14
100	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)(b)	3
332	Nutrien Ltd. (Chemicals)	25
34	Nuvei Corp. (IT Services)(a)	2
42	Onex Corp. (Diversified Financial Services)	3
145	Open Text Corp. (Software)(b)	7
100	Pan American Silver Corp. (Metals & Mining)	2
100	Parkland Corp. (Oil, Gas & Consumable Fuels)(b)	3

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
352	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	$11
320	Power Corp. of Canada (Insurance)	11
100	Quebecor, Inc. (Media)	2
188	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	11
100	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)(b)	2
69	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	4
200	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	10
809	Royal Bank of Canada (Banks)	86
100	Saputo, Inc. (Food Products)(b)	2
301	Shaw Communications, Inc., Class - B (Media)	9
65	Shopify, Inc. (IT Services)(a)	91
353	Sun Life Financial, Inc. (Insurance)	20
850	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	21
528	TC Energy Corp. (Oil, Gas & Consumable Fuels)	25
242	Teck Resources Ltd., Class - B (Metals & Mining)	7
300	TELUS Corp. (Diversified Telecommunication Services)	7
47	TFI International, Inc. (Road & Rail)	5
714	The Bank of Nova Scotia (Banks)	51
1,097	The Toronto-Dominion Bank (Banks)	84
100	Thomson Reuters Corp. (Professional Services)	12
33	TMX Group Ltd. (Capital Markets)	3
60	Toromont Industries, Ltd. (Trading Companies & Distributors)	5
156	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	5
144	Waste Connections, Inc. (Commercial Services & Supplies)	20
59	West Fraser Timber Co. Ltd. (Paper & Forest Products)	6
49	Weston (George) Ltd. (Food & Staples Retailing)	6
275	Wheaton Precious Metals Corp. (Metals & Mining)	12
67	WSP Global, Inc. (Construction & Engineering)(b)	10
		1,218
	China — 0.03%
29	Futu Holdings Ltd., ADR (Capital Markets)(a)	1
100	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	5

Shares	Security Description	Value (000)
	China (continued)
1,000	SITC International Holdings Co. Ltd. (Marine)	$4
		10
	Denmark — 0.46%
2	A.P. Moller - Maersk A/S, Class - A (Marine)	7
3	A.P. Moller - Maersk A/S, Class - B (Marine)	11
96	Ambu A/S, Class - B (Health Care Equipment & Supplies)	3
57	Carlsberg A/S, Class - B (Beverages)	10
60	Christian Hansen Holding A/S (Chemicals)(b)	5
68	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	12
395	Danske Bank A/S (Banks)	7
62	Demant A/S (Health Care Equipment & Supplies)(a)	3
118	DSV A/S (Road & Rail)	27
70	GN Store Nord A/S (Health Care Equipment & Supplies)	4
118	Novozymes A/S, B Shares (Chemicals)	10
108	Orsted A/S (Electric Utilities)(b)	14
59	Pandora A/S (Textiles, Apparel & Luxury Goods)	7
5	ROCKWOOL International A/S, B Shares (Building Products)	2
274	Tryg A/S (Insurance)(b)	7
630	Vestas Wind Systems A/S (Electrical Equipment)	19
		148
	Finland — 0.38%
81	Elisa Oyj (Diversified Telecommunication Services)	5
252	Fortum Oyj (Electric Utilities)	8
156	Kesko Oyj, Class - B (Food & Staples Retailing)	5
195	Kone Oyj, Class - B (Machinery)	14
241	Neste Oyj (Oil, Gas & Consumable Fuels)	12
3,076	Nokia Oyj (Communications Equipment)(a)	20
1,850	Nordea Bank Abp (Banks)	22
285	Sampo Oyj, Class - A (Insurance)	14
333	Stora Enso Oyj, R Shares (Paper & Forest Products)	6
306	UPM-Kymmene Oyj (Paper & Forest Products)	12
271	Wartsila Oyj Abp (Machinery)	4
		122
	France — 3.03%
99	Accor SA (Hotels, Restaurants & Leisure)(a)(b)	3
16	Aeroports de Paris (Transportation Infrastructure)(a)	2
271	Air Liquide SA (Chemicals)	47
179	Alstom SA (Machinery)	6
35	Amundi SA (Capital Markets)	3
35	Arkema SA (Chemicals)	5

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
1,106	AXA SA (Insurance)	$33
28	BioMerieux (Health Care Equipment & Supplies)	4
635	BNP Paribas SA (Banks)	44
481	Bollore SA (Entertainment)	3
131	Bouygues SA (Construction & Engineering)	5
168	Bureau Veritas SA (Professional Services)(b)	6
93	Capgemini SE (IT Services)	23
358	Carrefour SA (Food & Staples Retailing)(b)	7
93	CNP Assurances (Insurance)	2
289	Compagnie de Saint-Gobain (Building Products)	20
116	Compagnie Generale des Etablissements Michelin (Auto Components)	19
30	Covivio (Equity Real Estate Investment Trusts)	2
700	Credit Agricole SA (Banks)	10
373	Danone SA (Food Products)	23
379	Dassault Systemes SE (Software)	23
141	Edenred (IT Services)	7
49	Eiffage SA (Construction & Engineering)(b)	5
271	Electricite de France SA (Electric Utilities)	3
1,151	Engie SA (Multi-Utilities)	17
173	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	37
23	Eurazeo SE (Diversified Financial Services)	2
64	Faurecia SE (Auto Components)	3
26	Gecina SA (Equity Real Estate Investment Trusts)(b)	4
252	Getlink SE (Transportation Infrastructure)	4
18	Hermes International (Textiles, Apparel & Luxury Goods)	31
21	Ipsen SA (Pharmaceuticals)	2
45	Kering SA (Textiles, Apparel & Luxury Goods)	36
118	Klepierre SA (Equity Real Estate Investment Trusts)	3
55	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)	2
152	Legrand SA (Electrical Equipment)	18
144	L’Oreal SA (Personal Products)	68
165	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	136
1,142	Orange SA (Diversified Telecommunication Services)(b)	12
30	Orpea (Health Care Providers & Services)(b)	3
120	Pernod Ricard SA (Beverages)	29
127	Publicis Groupe SA (Media)	9
13	Remy Cointreau SA (Beverages)	3
110	Renault SA (Automobiles)(a)	4
311	Schneider Electric SE (Electrical Equipment)(b)	61

Shares	Security Description	Value (000)
	France (continued)
16	SEB SA (Household Durables)	$2
465	Societe Generale SA (Banks)	16
51	Sodexo SA (Hotels, Restaurants & Leisure)	4
201	Suez SA (Multi-Utilities)	5
34	Teleperformance (Professional Services)	15
1,442	TotalEnergies SE (Oil, Gas & Consumable Fuels)	73
87	UbiSoft Entertainment SA (Entertainment)(a)	4
71	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)(a)	5
131	Valeo SA (Auto Components)	4
373	Veolia Environnement SA (Multi-Utilities)	14
319	Vinci SA (Construction & Engineering)	34
407	Vivendi SA (Entertainment)	6
15	Wendel SE (Diversified Financial Services)	2
136	Worldline SA (IT Services)(a)	8
		981
	Germany — 2.37%
117	adidas AG (Textiles, Apparel & Luxury Goods)	34
236	Allianz SE (Insurance)	56
571	Aroundtown SA (Real Estate Management & Development)(b)	3
525	BASF SE (Chemicals)	37
206	Bayerische Motoren Werke AG (Automobiles)	21
45	Bechtle AG (IT Services)	3
88	Brenntag AG (Trading Companies & Distributors)	8
23	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	5
573	Commerzbank AG (Banks)(a)	4
62	Continental AG (Auto Components)(a)	7
111	Covestro AG (Chemicals)	7
511	Daimler AG (Automobiles)(b)	39
245	Daimler Truck Holding AG (Machinery)(a)	9
93	Delivery Hero SE (Internet & Direct Marketing Retail)(a)	10
1,178	Deutsche Bank AG, Registered Shares (Capital Markets)(a)	15
109	Deutsche Boerse AG (Capital Markets)	18
372	Deutsche Lufthansa AG, Registered Shares (Airlines)(a)	3
610	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	39
1,905	Deutsche Telekom AG (Diversified Telecommunication Services)(b)	35
1,300	E.ON SE (Multi-Utilities)	18
120	Evonik Industries AG (Chemicals)	4
119	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	8
88	GEA Group AG (Machinery)	5

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
35	Hannover Rueckversicherung SE (Insurance)	$7
85	HeidelbergCement AG (Construction Materials)	6
95	HelloFresh SE (Internet & Direct Marketing Retail)(a)	7
59	Henkel AG & Co. KGAA (Household Products)	5
747	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(b)	35
41	KION Group AG (Machinery)(b)	5
42	Knorr-Bremse AG (Machinery)	4
48	Lanxess AG (Chemicals)	3
41	LEG Immobilien AG (Real Estate Management & Development)	6
32	MTU Aero Engines AG (Aerospace & Defense)	7
89	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	26
33	Nemetschek SE (Software)	4
60	Puma SE (Textiles, Apparel & Luxury Goods)(b)	7
3	Rational AG (Machinery)	3
366	RWE AG (Multi-Utilities)	15
598	SAP SE (Software)	84
50	Scout24 AG (Interactive Media & Services)	3
438	Siemens AG, Registered Shares (Industrial Conglomerates)	76
226	Siemens Energy AG (Electrical Equipment)(a)	6
161	Siemens Healthineers AG (Health Care Equipment & Supplies)	12
74	Symrise AG (Chemicals)(b)	11
627	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	2
56	Uniper SE (Independent Power and Renewable Electricity Producers)	3
58	United Internet AG (Diversified Telecommunication Services)(b)	2
19	Volkswagen AG (Automobiles)	6
417	Vonovia SE (Real Estate Management & Development)	23
126	Zalando SE (Internet & Direct Marketing Retail)(a)	10
		766
	Hong Kong — 0.84%
6,892	AIA Group Ltd. (Insurance)	70
2,000	BOC Hong Kong Holdings Ltd. (Banks)	7
1,000	Budweiser Brewing Co. APAC Ltd. (Beverages)	3
1,200	Chow Tai Fook Jewellery Group Ltd. (Specialty Retail)	2

Shares	Security Description	Value (000)
	Hong Kong (continued)
1,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	$6
1,500	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	10
500	CK Infrastructure Holdings Ltd. (Electric Utilities)	3
1,000	CLP Holdings Ltd. (Electric Utilities)	10
1,200	ESR Cayman Ltd. (Real Estate Management & Development)(a)	4
2,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)(a)	10
1,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	2
400	Hang Seng Bank Ltd. (Banks)	7
1,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	4
1,500	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	1
2,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	3
6,985	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	11
723	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	42
700	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	4
126	Melco Resorts & Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)(a)	1
1,000	MTR Corp. Ltd. (Road & Rail)	5
1,250	New World Development Co. Ltd. (Real Estate Management & Development)	5
779	Power Assets Holdings Ltd. (Electric Utilities)	5
1,600	Sands China Ltd. (Hotels, Restaurants & Leisure)(a)	4
2,000	Sino Land Co. Ltd. (Real Estate Management & Development)	2
1,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	12
139	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	1
600	Swire Properties Ltd. (Real Estate Management & Development)	2
757	Techtronic Industries Co. Ltd. (Machinery)	15
1,173	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	10
4,728	WH Group Ltd. (Food Products)(b)	3
1,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	5
1,000	Xinyi Glass Holdings Ltd. (Building Products)	3
		272

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Ireland (Republic of) — 0.86%
51	Allegion PLC (Building Products)	$7
438	CRH PLC (Construction Materials)(b)	23
228	Eaton Corp. PLC (Electrical Equipment)	39
528	Experian PLC (Professional Services)	26
95	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(a)	15
121	Horizon Therapeutics PLC (Pharmaceuticals)(a)	13
252	James Hardie Industries PLC (Construction Materials)	10
100	Kerry Group PLC, Class - A (Food Products)(b)	13
88	Kingspan Group PLC (Building Products)	11
768	Medtronic PLC (Health Care Equipment & Supplies)	78
117	Pentair PLC (Machinery)	9
113	Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	13
140	Smurfit Kappa Group PLC (Containers & Packaging)(b)	8
57	STERIS PLC (Health Care Equipment & Supplies)	14
		279
	Isle of Man — 0.02%
326	GVC Holdings PLC (Hotels, Restaurants & Leisure)(a)	7
	Israel — 0.23%
26	Azrieli Group Ltd. (Real Estate Management & Development)	2
803	Bank Hapoalim BM (Banks)	8
831	Bank Leumi Le (Banks)	9
62	Check Point Software Technologies Ltd. (Software)(a)	7
23	CyberArk Software Ltd. (Software)(a)	4
19	Fiverr International Ltd. (Internet & Direct Marketing Retail)(a)	2
383	ICL Group Ltd. (Chemicals)(b)	4
33	Inmode Ltd. (Health Care Equipment & Supplies)(a)	2
—	Isracard Ltd. (Consumer Finance)	—
665	Israel Discount Bank Ltd., Class - A (Banks)	4
30	Kornit Digital Ltd. (Machinery)(a)	5
76	Mizrahi Tefahot Bank Ltd. (Banks)	3
37	Nice Ltd. (Software)(a)	12
31	SolarEdge Technologies, Inc. (Semiconductors & Semiconductor Equipment)(a)	9
32	Wix.com Ltd. (IT Services)(a)	5
		76

Shares	Security Description	Value (000)
	Italy — 0.64%
71	Amplifon SpA (Health Care Providers & Services)	$4
631	Assicurazioni Generali SpA (Insurance)	13
284	Atlantia SpA (Transportation Infrastructure)(a)	6
316	Davide Campari-Milano N.V. (Beverages)	5
14	Diasorin SpA (Health Care Equipment & Supplies)	3
4,649	Enel SpA (Electric Utilities)(b)	37
1,441	Eni SpA (Oil, Gas & Consumable Fuels)	20
74	Ferrari N.V. (Automobiles)	19
349	FinecoBank Banca Fineco SpA (Banks)	6
183	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(b)	2
9,435	Intesa Sanpaolo SpA (Banks)(b)	24
356	Mediobanca Banca di Credito Finanziario SpA (Banks)	4
117	Moncler SpA (Textiles, Apparel & Luxury Goods)	9
252	Nexi SpA (IT Services)(a)(b)	4
299	Poste Italiane SpA (Insurance)	4
145	Prusmian SpA (Electrical Equipment)	5
60	Recordati SpA (Pharmaceuticals)	4
1,155	Snam SpA (Gas Utilities)	7
5,702	Telecom Italia SpA (Diversified Telecommunication Services)	3
805	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	7
1,301	Unicredit SpA (Banks)	20
		206
	Japan — 6.20%
100	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	9
400	Aeon Mall Co. Ltd. (Food & Staples Retailing)	9
100	AGC, Inc. (Building Products)	5
100	Aisin Seiki Co. Ltd. (Auto Components)	4
100	ANA Holdings, Inc. (Airlines)(a)(b)	2
100	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	2
100	Azbil Corp. (Electronic Equipment, Instruments & Components)	5
100	Bandai Namco Holdings, Inc. (Leisure Products)	8
100	Benefit One, Inc. (Professional Services)	4
333	Bridgestone Corp. (Auto Components)	14
100	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	2
600	Canon, Inc. (Technology Hardware, Storage & Peripherals)	15
100	Capcom Co. Ltd. (Entertainment)	2
100	Central Japan Railway Co. (Road & Rail)	13

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
400	Chubu Electric Power Co., Inc. (Electric Utilities)	$4
600	Concordia Financial Group Ltd. (Banks)	2
200	CyberAgent, Inc. (Media)	3
100	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	3
30	Daifuku Co. Ltd. (Machinery)	2
586	Dai-ichi Life Holdings, Inc. (Insurance)	12
120	Daikin Industries Ltd. (Building Products)	27
300	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	9
1	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)(b)	3
900	Daiwa Securities Group, Inc. (Capital Markets)	5
256	Denso Corp. (Auto Components)	21
100	Dentsu Group, Inc. (Media)	4
35	Disco Corp. (Semiconductors & Semiconductor Equipment)	11
200	East Japan Railway Co. (Road & Rail)	12
1,800	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	7
149	FANUC Corp. (Machinery)	32
100	Fuji Electric Co. Ltd. (Electrical Equipment)	5
200	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	15
152	Fujitsu Ltd. (IT Services)(b)	26
2	GLP J-REIT (Equity Real Estate Investment Trusts)	3
100	Hakuhodo DY Holdings, Inc. (Media)	2
100	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	6
100	Hankyu Hanshin Holdings, Inc. (Road & Rail)	3
27	Hikari Tsushin, Inc. (Specialty Retail)	4
200	Hino Motors Ltd. (Machinery)	2
42	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	7
100	Hitachi Construction Machinery Co. Ltd. (Machinery)	3
100	Hitachi Metals Ltd. (Metals & Mining)(a)	2
900	Honda Motor Co. Ltd. (Automobiles)	25
200	HOYA Corp. (Health Care Equipment & Supplies)	30
200	Hulic Co. Ltd. (Real Estate Management & Development)(b)	2
100	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	6
152	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	4

Shares	Security Description	Value (000)
	Japan (continued)
100	Iida Group Holdings Co. Ltd. (Household Durables)	$2
600	Inpex Corp. (Oil, Gas & Consumable Fuels)	5
400	Isuzu Motors Ltd. (Automobiles)	5
700	ITOCHU Corp. (Trading Companies & Distributors)	21
100	ITOCHU Techno-Solutions Corp. (IT Services)	3
48	Japan Airlines Co. Ltd. (Airlines)(a)(b)	1
300	Japan Exchange Group, Inc. (Capital Markets)	7
300	Japan Post Bank Co. Ltd. (Banks)	3
1,400	Japan Post Holdings Co. Ltd. (Insurance)(b)	11
100	Japan Post Insurance Co. Ltd. (Insurance)(b)	2
2	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	11
4	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	3
300	JFE Holdings, Inc. (Metals & Mining)	4
300	Kajima Corp. (Construction & Engineering)	3
100	Kakaku.com, Inc. (Interactive Media & Services)	3
100	Kansai Paint Co. Ltd. (Chemicals)	2
227	Kao Corp. (Personal Products)	12
874	KDDI Corp. (Wireless Telecommunication Services)	26
32	Keio Corp. (Road & Rail)	1
100	Keisei Electric Railway Co. Ltd. (Road & Rail)	3
134	Keyence Corp. (Electronic Equipment, Instruments & Components)	83
100	Kikkoman Corp. (Food Products)	8
100	Kintetsu Group Holdings Co. Ltd. (Road & Rail)(a)	3
500	Kirin Holdings Co. Ltd., Class - C (Beverages)	8
100	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	4
34	Koito Manufacturing Co. Ltd. (Auto Components)	2
500	Komatsu Ltd. (Machinery)	12
100	Konami Holdings Corp. (Entertainment)	5
43	Kose Corp. (Personal Products)	5
600	Kubota Corp. (Machinery)	13
100	Kurita Water Industries Ltd. (Machinery)	5
200	Kyocera Corp. (Electronic Equipment, Instruments & Components)	12
200	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	5
100	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	31
100	Lion Corp. (Household Products)	1
200	Lixil Corp. (Building Products)	5
300	M3, Inc. (Health Care Technology)	15
100	Makita Corp. (Machinery)	4

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
900	Marubeni Corp. (Trading Companies & Distributors)	$9
400	Mazda Motor Corp. (Automobiles)(a)	3
100	Medipal Holdings Corp. (Health Care Providers & Services)	2
100	Mercari, Inc. (Internet & Direct Marketing Retail)(a)	5
200	MINEBEA MITSUMI, Inc. (Machinery)	6
200	MISUMI Group, Inc. (Machinery)	8
700	Mitsubishi Corp. (Trading Companies & Distributors)	22
1,100	Mitsubishi Electric Corp. (Electrical Equipment)	14
700	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	10
100	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	2
200	Mitsubishi Heavy Industries Ltd. (Machinery)	5
7,079	Mitsubishi UFJ Financial Group, Inc. (Banks)	37
400	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	2
1,000	Mitsui & Co. Ltd. (Trading Companies & Distributors)	24
100	Mitsui Chemicals, Inc. (Chemicals)	3
500	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	10
100	Miura Co. Ltd. (Machinery)	3
1,410	Mizuho Financial Group, Inc. (Banks)	18
200	MonotaRO Co. Ltd. (Trading Companies & Distributors)	4
230	MS&AD Insurance Group Holdings, Inc. (Insurance)	7
337	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	27
130	NEC Corp. (Technology Hardware, Storage & Peripherals)	6
300	Nexon Co. Ltd. (Entertainment)	6
200	NGK Insulators Ltd. (Machinery)	3
300	Nidec Corp. (Electrical Equipment)	35
200	Nihon M&A Center Holdings, Inc. (Professional Services)	5
45	Nintendo Co. Ltd. (Entertainment)	21
1	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	6
400	Nippon Paint Holdings Co. Ltd. (Chemicals)(b)	4
1	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)(b)	4
500	Nippon Steel Corp. (Metals & Mining)(b)	8

Shares	Security Description	Value (000)
	Japan (continued)
762	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	$21
100	Nippon Yusen Kabushiki Kaisha (Marine)	8
1,400	Nissan Motor Co. Ltd. (Automobiles)(a)	7
154	Nisshin Seifun Group, Inc. (Food Products)	2
100	Nitto Denko Corp. (Chemicals)	8
1,800	Nomura Holdings, Inc. (Capital Markets)	8
100	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	2
2	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	3
235	Nomura Research Institute Ltd. (IT Services)	10
400	NTT Data Corp. (IT Services)	9
400	Obayashi Corp. (Construction & Engineering)	3
200	Odakyu Electric Railway Co. Ltd. (Road & Rail)	4
500	Oji Paper Co. Ltd. (Paper & Forest Products)	2
147	OMRON Corp. (Electronic Equipment, Instruments & Components)	15
100	Open House Group Co. Ltd. (Real Estate Management & Development)(b)	5
49	Oracle Corp. (Software)	4
100	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	17
700	ORIX Corp. (Diversified Financial Services)	14
2	ORIX JREIT, Inc. (Equity Real Estate Investment Trusts)	3
200	Osaka Gas Co. Ltd. (Gas Utilities)	3
34	OTSUKA Corp. (IT Services)	2
268	Pan Pacific International Holdings Corp. (Multiline Retail)	4
1,300	Panasonic Corp. (Household Durables)	14
100	Persol Holdings Co. Ltd. (Professional Services)	3
100	Pola Orbis Holdings, Inc. (Personal Products)	2
500	Rakuten, Inc. (Internet & Direct Marketing Retail)	5
800	Recruit Holdings Co. Ltd. (Professional Services)	47
700	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)(b)	9
1,200	Resona Holdings, Inc. (Banks)	5
400	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	4
43	Rinnai Corp. (Household Durables)	4
21	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	2
210	Ryohin Keikaku Co. Ltd. (Multiline Retail)	3
200	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	2

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
100	SBI Holdings, Inc. (Capital Markets)	$3
100	SCSK Corp. (IT Services)	2
100	Secom Co. Ltd. (Commercial Services & Supplies)	7
200	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	4
200	Sekisui Chemical Co. Ltd. (Household Durables)	3
400	Sekisui House Ltd. (Household Durables)	9
467	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	21
200	SG Holdings Co. Ltd. (Air Freight & Logistics)	5
100	Sharp Corp. (Household Durables)(b)	1
300	Shimizu Corp. (Construction & Engineering)	2
200	Shin-Etsu Chemical Co. Ltd. (Chemicals)	35
1,700	Softbank Corp. (Wireless Telecommunication Services)	21
718	SoftBank Group Corp. (Wireless Telecommunication Services)	34
200	Sompo Holdings, Inc. (Insurance)	8
700	Sony Corp. (Household Durables)	87
100	Square Enix Holdings Co. Ltd. (Entertainment)	5
100	Stanley Electric Co. Ltd. (Auto Components)	3
400	Subaru Corp. (Automobiles)	7
200	SUMCO Corp. (Semiconductors & Semiconductor Equipment)(b)	4
700	Sumitomo Corp. (Trading Companies & Distributors)	10
400	Sumitomo Electric Industries Ltd. (Auto Components)	5
200	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	8
700	Sumitomo Mitsui Financial Group, Inc. (Banks)	24
223	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	7
200	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	6
100	Suntory Beverage & Food Ltd. (Beverages)	4
200	Suzuki Motor Corp. (Automobiles)	8
100	Sysmex Corp. (Health Care Equipment & Supplies)	14
300	T&D Holdings, Inc. (Insurance)	4
100	Taisei Corp. (Construction & Engineering)	3
46	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	2
100	Taiyo Nippon Sanso Corp. (Chemicals)	2
200	TDK Corp. (Electronic Equipment, Instruments & Components)	8

Shares	Security Description	Value (000)
	Japan (continued)
400	Terumo Corp. (Health Care Equipment & Supplies)	$17
300	The Chiba Bank Ltd. (Banks)	2
400	The Kansai Electric Power Co., Inc. (Electric Utilities)	4
300	The Shizuoka Bank Ltd. (Banks)	2
100	TIS, Inc. (IT Services)	3
145	Tobu Railway Co. Ltd. (Road & Rail)	3
45	Toho Co. Ltd. (Entertainment)	2
331	Tokio Marine Holdings, Inc. (Insurance)	18
900	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(a)	2
100	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	57
200	Tokyo Gas Co. Ltd. (Gas Utilities)	4
300	Tokyu Corp. (Road & Rail)	4
200	TOPPAN, Inc. (Commercial Services & Supplies)	4
800	Toray Industries, Inc. (Chemicals)	5
200	Toshiba Corp. (Industrial Conglomerates)	8
200	Tosoh Corp. (Chemicals)	3
100	TOTO Ltd. (Building Products)	5
100	Toyota Industries Corp. (Auto Components)	8
6,050	Toyota Motor Corp. (Automobiles)	110
100	Trend Micro, Inc. (Software)	6
47	Tsuruha Holdings, Inc. (Food & Staples Retailing)	5
200	Unicharm Corp. (Household Products)	9
100	USS Co. Ltd. (Specialty Retail)	2
100	Yakult Honsha Co. Ltd. (Food Products)	5
100	Yamaha Corp. (Leisure Products)	5
200	Yamaha Motor Co. Ltd. (Automobiles)	5
200	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	5
100	Yaskawa Electric Corp. (Machinery)	5
100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	2
1,600	Z Holdings Corp. (Interactive Media & Services)	9
100	ZOZO, Inc. (Internet & Direct Marketing Retail)(b)	3
		2,006
	Jersey — 0.14%
5,719	Glencore PLC (Metals & Mining)(b)	29
53	Novocure Ltd. (Health Care Equipment & Supplies)(a)	4
704	WPP PLC (Media)	11
		44

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Liberia — 0.03%
130	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)(a)	$10
	Luxembourg — 0.05%
410	ArcelorMittal SA (Metals & Mining)	13
257	Tenaris SA (Energy Equipment & Services)	3
		16
	Netherlands — 1.81%
351	ABN AMRO Group N.V. (Banks)	5
12	Adyen N.V. (IT Services)(a)(b)	32
1,041	AEGON N.V. (Insurance)	5
110	Akzo Nobel N.V. (Chemicals)	12
25	Argenx SE (Biotechnology)(a)	9
27	ASM International N.V. (Semiconductors & Semiconductor Equipment)	12
237	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	192
582	CNH Industrial N.V. (Machinery)	11
61	Euronext NV (Capital Markets)	6
62	EXOR N.V. (Diversified Financial Services)	6
66	Heineken Holding N.V., Class - A (Beverages)	6
147	Heineken N.V. (Beverages)	17
36	IMCD NV (Trading Companies & Distributors)(b)	8
2,231	ING Groep N.V. (Banks)	31
113	JDE Peet’s N.V. (Food Products)	3
103	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)	6
597	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	20
100	Koninklijke DSM N.V. (Chemicals)	23
1,943	Koninklijke KPN N.V. (Diversified Telecommunication Services)	6
566	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	21
155	LyondellBasell Industries N.V., Class - A (Chemicals)	14
154	NN Group N.V. (Insurance)	8
151	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	34
533	Prosus N.V. (Internet & Direct Marketing Retail)(b)	45
68	Randstad N.V. (Professional Services)	5
390	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	19
432	Universal Music Group N.V. (Entertainment)	12

Shares	Security Description	Value (000)
	Netherlands (continued)
152	Wolters Kluwer N.V. (Professional Services)	$18
		586
	New Zealand — 0.09%
716	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	4
327	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	7
370	Mercury NZ Ltd. (Electric Utilities)	2
697	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	2
242	Ryman Healthcare Ltd. (Health Care Providers & Services)	2
1,068	Spark New Zealand Ltd. (Diversified Telecommunication Services)	3
76	Xero Ltd. (Software)(a)	8
		28
	Norway — 0.21%
161	Adevinta ASA (Interactive Media & Services)(a)	2
81	Aker BP ASA (Oil, Gas & Consumable Fuels)	2
576	DNB Bank ASA (Banks)	13
558	Equinor ASA (Oil, Gas & Consumable Fuels)	16
109	Gjensidige Forsikring ASA (Insurance)	3
252	Mowi ASA (Food Products)	6
769	Norsk Hydro ASA (Metals & Mining)	6
487	Orkla ASA (Food Products)	5
45	Schibsted ASA, Class - A (Media)	2
53	Schibsted ASA, Class - B (Media)	2
401	Telenor ASA (Diversified Telecommunication Services)	6
108	Yara International ASA (Chemicals)	5
		68
	Panama — 0.03%
471	Carnival Corp. (Hotels, Restaurants & Leisure)(a)	9
	Poland — 0.00%
114	InPost SA (Air Freight & Logistics)(a)	1
	Portugal — 0.05%
1,671	EDP - Energias de Portugal SA (Electric Utilities)	9
266	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(b)	3
222	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)(b)	5
		17
	Singapore — 0.36%
1,950	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	4

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
2,740	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	$4
1,500	Capitaland Investment, Ltd. (Real Estate Management & Development)(a)	4
200	City Developments Ltd. (Real Estate Management & Development)	1
1,024	DBS Group Holdings Ltd. (Banks)	26
3,300	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	2
800	Keppel Corp. Ltd. (Industrial Conglomerates)	3
1,200	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	2
1,659	Mapletree Logistics Trust (Equity Real Estate Investment Trusts)	2
1,935	Oversea-Chinese Banking Corp. Ltd. (Banks)	16
81	Sea Ltd., ADR (Entertainment)(a)	18
800	Singapore Airlines Ltd. (Airlines)(a)	3
500	Singapore Exchange Ltd. (Capital Markets)	3
4,700	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	8
700	United Overseas Bank Ltd. (Banks)	14
300	United Overseas Land Group Ltd. (Real Estate Management & Development)	2
200	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	3
1,100	Wilmar International Ltd. (Food Products)	3
		118
	Spain — 0.71%
135	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	4
43	Aena SME SA (Transportation Infrastructure)(a)	7
287	Amadeus IT Group SA (IT Services)(a)	19
3,801	Banco Bilbao Vizcaya Argentaria SA (Banks)	23
9,912	Banco Santander SA (Banks)(b)	34
2,518	CaixaBank SA (Banks)	7
285	Cellnex Telecom SA (Diversified Telecommunication Services)	17
165	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	4
142	Enagas SA (Gas Utilities)(b)	3
182	Endesa SA (Electric Utilities)	4
276	Ferrovial SA (Construction & Engineering)	9
171	Grifols SA (Biotechnology)	3
3,243	Iberdrola SA (Electric Utilities)	39
671	Industria de Diseno Textil SA (Specialty Retail)	22
104	Naturgy Energy Group SA (Gas Utilities)	3
248	Red Electrica Corp. SA (Electric Utilities)	5
955	Repsol SA (Oil, Gas & Consumable Fuels)	11

Shares	Security Description	Value (000)
	Spain (continued)
136	Siemens Gamesa Renewable Energy SA, Registered Shares (Electrical Equipment)(a)	$3
3,044	Telefonica SA (Diversified Telecommunication Services)	13
		230
	Sweden — 1.16%
222	Alfa Laval AB (Machinery)	9
663	Assa Abloy AB, B Shares (Building Products)	20
422	Atlas Copco AB, A Shares (Machinery)	30
223	Atlas Copco AB, B Shares (Machinery)	13
157	Boliden AB (Metals & Mining)	6
129	Electrolux AB, Class - B (Household Durables)	3
270	Embracer Group AB, Class - A (Entertainment)(a)	3
379	Epiroc AB, Class - A (Machinery)	10
223	Epiroc AB, Class - B (Machinery)	5
173	Equities AB (Capital Markets)	9
348	Essity AB, Class - B (Household Products)	11
97	Evolution AB (Hotels, Restaurants & Leisure)	14
59	Fastighets AB Balder, Class - B (Real Estate Management & Development)(a)	4
118	Getinge AB, B Shares (Health Care Equipment & Supplies)	5
480	Hennes & Mauritz AB, B Shares (Specialty Retail)	9
1,124	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	18
345	Husqvarna AB (Household Durables)	6
71	Industrivarden AB, A Shares (Diversified Financial Services)(b)	2
87	Industrivarden AB, C Shares (Diversified Financial Services)	3
81	Investment AB Latour, Class - B (Industrial Conglomerates)	3
315	Investor AB, Class - A (Diversified Financial Services)	8
1,040	Investor AB, Class - B (Diversified Financial Services)	26
138	Kinnevik AB, Class - B (Diversified Financial Services)(a)	5
44	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)	2
158	Lifco AB, Class - B (Industrial Conglomerates)	5
115	Lundin Energy AB (Oil, Gas & Consumable Fuels)	4
920	Nibe Industrier AB, Class - B (Building Products)	14
111	Sagax AB, Class - B (Real Estate Management & Development)	4

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
725	Sandvik AB (Machinery)	$20
193	Securitas AB, B Shares (Commercial Services & Supplies)	3
290	Sinch AB (Software)(a)	4
928	Skandinaviska Enskilda Banken AB, Class - A (Banks)	13
195	Skanska AB, B Shares (Construction & Engineering)	5
218	SKF AB, B Shares (Machinery)	5
347	Svenska Cellulosa AB SCA, B Shares (Paper & Forest Products)	6
803	Svenska Handelsbanken AB, A Shares (Banks)	9
515	Swedbank AB, A Shares (Banks)	10
287	Tele2 AB, B Shares (Wireless Telecommunication Services)	4
1,688	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	19
1,499	Telia Co. AB (Diversified Telecommunication Services)(b)	6
783	Volvo AB, B Shares (Machinery)	18
115	Volvo AB, Class - A (Machinery)	3
		376
	Switzerland — 2.51%
948	ABB Ltd., Registered Shares (Electrical Equipment)	36
89	Adecco Group AG (Professional Services)(b)	5
285	Alcon, Inc. (Health Care Equipment & Supplies)	25
27	Baloise Holding AG, Registered Shares (Insurance)	4
2	Barry Callebaut AG, Registered Shares (Food Products)(b)	5
249	Chubb Ltd. (Insurance)	48
124	Clariant AG, Registered Shares (Chemicals)	3
115	Coca-Cola HBC AG (Beverages)	4
309	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	46
1,540	Credit Suisse Group AG, Registered Shares (Capital Markets)	15
4	EMS-Chemie Holding AG (Chemicals)	4
88	Garmin Ltd. (Household Durables)	12
21	Geberit AG, Registered Shares (Building Products)	17
5	Givaudan SA, Registered Shares (Chemicals)	26
326	Holcim Ltd., Registered Shares (Construction Materials)(b)	17
128	Julius Baer Group Ltd. (Capital Markets)	9

Shares	Security Description	Value (000)
	Switzerland (continued)
36	Kuehne & Nagel International AG, Registered Shares (Marine)	$12
98	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	8
1,641	Nestle SA, Registered Shares (Food Products)	231
15	Partners Group Holding AG (Capital Markets)	25
23	Schindler Holding AG (Machinery)	6
12	Schindler Holding AG, Registered Shares (Machinery)	3
4	SGS SA, Registered Shares (Professional Services)(b)	13
81	Sika AG, Registered Shares (Chemicals)(b)	34
31	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(b)	12
6	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	13
18	Swiss Life Holding AG (Insurance)	11
103	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	10
181	Swiss Re AG (Insurance)	18
15	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	8
185	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	30
38	Temenos AG, Registered Shares (Software)	5
31	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	2
17	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	5
2,095	UBS Group AG (Capital Markets)	38
17	VAT Group AG (Machinery)(b)	8
28	Vifor Pharma AG (Pharmaceuticals)	5
86	Zurich Financial Services AG (Insurance)	38
		811
	United Arab Emirates — 0.00%
118	NMC Health PLC (Health Care Providers & Services)(a)(c)	—
	United Kingdom — 4.03%
559	3i Group PLC (Capital Markets)	11
1,247	abrdn PLC (Diversified Financial Services)	4
111	Admiral Group PLC (Insurance)(b)	5
883	Amcor PLC (Containers & Packaging)	11
739	Anglo American PLC (Metals & Mining)	30
226	Antofagasta PLC (Metals & Mining)	4
134	Aon PLC, Class - A (Insurance)	40
155	Aptiv PLC (Auto Components)(a)	26
256	Ashtead Group PLC (Trading Companies & Distributors)	21

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
205	Associated British Foods PLC (Food Products)	$6
552	Auto Trader Group PLC (Interactive Media & Services)(b)	6
69	Aveva Group PLC (Software)	3
2,239	Aviva PLC (Insurance)	12
10,827	Barclays PLC (Banks)	27
582	Barratt Developments PLC (Household Durables)	6
62	Berkeley Group Holdings PLC (Household Durables)	4
11,576	BP PLC (Oil, Gas & Consumable Fuels)	52
503	British Land Co. PLC (Equity Real Estate Investment Trusts)	4
5,109	BT Group PLC (Diversified Telecommunication Services)	12
193	Bunzl PLC (Trading Companies & Distributors)	8
232	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(b)	6
201	Clarivate PLC (Professional Services)(a)	5
117	Coca-Cola Europacific Partners PLC (Beverages)	7
1,018	Compass Group PLC (Hotels, Restaurants & Leisure)(a)	23
80	Croda International PLC (Chemicals)(b)	11
1,338	Diageo PLC (Beverages)	73
277	Evraz PLC (Metals & Mining)	2
128	Ferguson PLC (Trading Companies & Distributors)	23
217	Halma PLC (Electronic Equipment, Instruments & Components)	9
203	Hargreaves Lansdown PLC (Capital Markets)	4
12,192	HSBC Holdings PLC (Banks)	73
860	Informa PLC (Media)(a)	6
103	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)(a)	7
92	Intertek Group PLC (Professional Services)	7
968	J Sainsbury PLC (Food & Staples Retailing)	4
2,064	JD Sports Fashion PLC (Specialty Retail)(a)	6
172	Johnson Matthey PLC (Chemicals)	5
1,573	Kingfisher PLC (Specialty Retail)	7
564	Land Securities Group PLC (Equity Real Estate Investment Trusts)	6
3,401	Legal & General Group PLC (Insurance)	14
96	Liberty Global PLC, Class - A (Media)(a)	3
209	Liberty Global PLC, Class - C (Media)(a)	6
293	Linde PLC (Chemicals)	101
10	Linde PLC (Chemicals)	3
40,530	Lloyds Banking Group PLC (Banks)	26

Shares	Security Description	Value (000)
	United Kingdom (continued)
187	London Stock Exchange Group PLC (Capital Markets)	$18
2,120	M&G PLC (Diversified Financial Services)	6
276	Mondi PLC (Paper & Forest Products)	7
2,032	National Grid PLC (Multi-Utilities)	29
3,300	Natwest Group PLC (Banks)(b)	10
75	Next PLC (Multiline Retail)	8
279	Ocado Group PLC (Internet & Direct Marketing Retail)(a)(b)	6
433	Pearson PLC (Media)	4
181	Persimmon PLC (Household Durables)	7
381	Phoenix Group Holdings PLC (Insurance)	3
1,494	Prudential PLC (Insurance)	26
1,105	RELX PLC (Professional Services)	36
1,056	Rentokil Initial PLC (Commercial Services & Supplies)	8
649	Rio Tinto PLC (Metals & Mining)	43
2,457	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	54
2,126	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	47
71	Schroders PLC (Capital Markets)	3
688	Segro PLC (Equity Real Estate Investment Trusts)	13
89	Sensata Technologies Holding PLC (Electrical Equipment)(a)	5
143	Severn Trent PLC (Water Utilities)(b)	6
503	Smith & Nephew PLC (Health Care Equipment & Supplies)	9
227	Smiths Group PLC (Industrial Conglomerates)	5
43	Spirax-Sarco Engineering PLC (Machinery)	9
594	SSE PLC (Electric Utilities)	13
309	St. James Place PLC (Capital Markets)	7
1,535	Standard Chartered PLC (Banks)	9
1,160	Stellantis N.V. (Automobiles)	22
2,085	Taylor Wimpey PLC (Household Durables)	5
4,951	Tesco PLC (Food & Staples Retailing)	19
615	The Sage Group PLC (Software)	7
1,516	Unilever PLC (Personal Products)	80
390	United Utilities Group PLC (Water Utilities)	6
15,970	Vodafone Group PLC (Wireless Telecommunication Services)	24
116	Whitbread PLC (Hotels, Restaurants & Leisure)(a)	5
73	Willis Towers Watson PLC (Insurance)	17
		1,305
	United States — 67.29%
332	3M Co. (Industrial Conglomerates)	59
77	A.O. Smith Corp. (Building Products)	7

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
26	Abiomed, Inc. (Health Care Equipment & Supplies)(a)	$9
371	Accenture PLC, Class - A (IT Services)	154
444	Activision Blizzard, Inc. (Entertainment)	30
278	Adobe, Inc. (Software)(a)	158
37	Advance Auto Parts, Inc. (Specialty Retail)	9
694	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment)(a)	100
51	Affirm Holdings, Inc. (IT Services)(a)	5
369	Aflac, Inc. (Insurance)	22
174	Agilent Technologies, Inc. (Life Sciences Tools & Services)	28
207	AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	3
127	Air Products & Chemicals, Inc. (Chemicals)	39
132	Airbnb, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	22
93	Akamai Technologies, Inc. (IT Services)(a)	11
68	Albemarle Corp. (Chemicals)	16
86	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	19
46	Align Technology, Inc. (Health Care Equipment & Supplies)(a)	30
8	Alleghany Corp. (Insurance)(a)	5
143	Alliant Energy Corp. (Electric Utilities)	9
212	Ally Financial, Inc. (Consumer Finance)	10
67	Alnylam Pharmaceuticals, Inc. (Biotechnology)(a)	11
172	Alphabet, Inc., Class - A (Interactive Media & Services)(a)	498
170	Alphabet, Inc., Class - C (Interactive Media & Services)(a)	492
265	Amazon.com, Inc. (Internet & Direct Marketing Retail)(a)	883
336	AMC Entertainment Holdings, Inc. (Entertainment)(a)	9
6	AMERCO (Road & Rail)	4
167	Ameren Corp. (Multi-Utilities)	15
307	American Electric Power Company, Inc. (Electric Utilities)	27
393	American Express Co. (Consumer Finance)	64
42	American Financial Group, Inc. (Insurance)	6
490	American International Group, Inc. (Insurance)	28
266	American Tower Corp. (Equity Real Estate Investment Trusts)	78
104	American Water Works Company, Inc. (Water Utilities)	20

Shares	Security Description	Value (000)
	United States (continued)
67	Ameriprise Financial, Inc. (Capital Markets)	$20
88	AmerisourceBergen Corp. (Health Care Providers & Services)	12
132	AMETEK, Inc. (Electrical Equipment)	19
322	Amphenol Corp., Class - A (Electronic Equipment, Instruments & Components)	28
308	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	54
800	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	6
50	ANSYS, Inc. (Software)(a)	20
143	Anthem, Inc. (Health Care Providers & Services)	66
100	Apollo Global Management, Inc. (Capital Markets)	7
9,596	Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,703
514	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	81
129	Aramark (Hotels, Restaurants & Leisure)	5
324	Archer-Daniels-Midland Co. (Food Products)	22
132	Arista Networks, Inc. (Communications Equipment)(a)	19
30	Arrow Electronics, Inc. (Electronic Equipment, Instruments & Components)(a)	4
126	Arthur J. Gallagher & Co. (Insurance)	21
40	Asana, Inc., Class - A (Software)(a)	3
35	Assurant, Inc. (Insurance)	5
4,256	AT&T, Inc. (Diversified Telecommunication Services)	105
75	Atmos Energy Corp. (Gas Utilities)	8
126	Autodesk, Inc. (Software)(a)	35
244	Automatic Data Processing, Inc. (IT Services)	60
13	AutoZone, Inc. (Specialty Retail)(a)	27
50	Avalara, Inc. (Software)(a)	6
75	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	19
299	Avantor, Inc. (Life Sciences Tools & Services)(a)	13
48	Avery Dennison Corp. (Containers & Packaging)	10
487	Baker Hughes, Inc. (Energy Equipment & Services)	12
187	Ball Corp. (Containers & Packaging)	18
4,412	Bank of America Corp. (Banks)	196
152	Bath & Body Works, Inc. (Household Durables)	11
287	Baxter International, Inc. (Health Care Equipment & Supplies)	25
173	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	44
97	Bentley Systems, Inc., Class - B (Software)	5

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
773	Berkshire Hathaway, Inc., Class - B (Diversified Financial Services)(a)	$231
127	Best Buy Co., Inc. (Specialty Retail)	13
44	Bill.com Holdings, Inc. (Software)(a)	11
105	BioMarin Pharmaceutical, Inc. (Biotechnology)(a)	9
13	Bio-Rad Laboratories, Inc., Class - A (Life Sciences Tools & Services)(a)	10
22	Bio-Techne Corp. (Life Sciences Tools & Services)	11
90	Black Knight, Inc. (IT Services)(a)	7
87	BlackRock, Inc., Class - A (Capital Markets)	80
390	Blackstone, Inc., Class - A (Capital Markets)	50
225	Block, Inc., Class - A (IT Services)(a)	36
24	Booking Holdings, Inc. (Hotels Restaurants & Leisure)(a)	58
78	Booz Allen Hamilton Holding Corp. (Professional Services)	7
135	BorgWarner, Inc. (Auto Components)	6
85	Boston Properties, Inc. (Equity Real Estate Investment Trusts)	10
867	Boston Scientific Corp. (Health Care Equipment & Supplies)(a)	37
236	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	157
66	Broadridge Financial Solutions, Inc. (IT Services)	12
106	Brookfield Renewable Corp., Class - A (Independent Power and Renewable Electricity Producers)(b)	4
137	Brown & Brown, Inc. (Insurance)	10
177	Brown-Forman Corp., Class - B (Beverages)	13
38	Burlington Stores, Inc. (Specialty Retail)(a)	11
90	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	10
3	Cable One, Inc. (Media)	5
159	Cadence Design Systems, Inc. (Software)(a)	30
119	Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)(a)	11
56	Camden Property Trust (Equity Real Estate Investment Trusts)	10
114	Campbell Soup Co. (Food Products)	5
258	Capital One Financial Corp. (Consumer Finance)	37
166	Cardinal Health, Inc. (Health Care Providers & Services)	9
93	CarMax, Inc. (Specialty Retail)(a)	12
472	Carrier Global Corp. (Building Products)	26
42	Carvana Co. (Specialty Retail)(a)	10

Shares	Security Description	Value (000)
	United States (continued)
314	Caterpillar, Inc. (Machinery)	$65
60	CBOE Global Markets, Inc. (Capital Markets)	8
191	CBRE Group, Inc., Class - A (Real Estate Management & Development)(a)	21
80	CDW Corp. (Electronic Equipment, Instruments & Components)	16
74	Celanese Corp., Series A (Chemicals)	12
387	CenterPoint Energy, Inc. (Multi-Utilities)	11
77	Ceridian HCM Holding, Inc. (Software)(a)	8
175	Cerner Corp. (Health Care Technology)	16
121	CF Industries Holdings, Inc. (Chemicals)	9
73	Charter Communications, Inc., Class - A (Media)(a)	48
137	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	14
1,132	Chevron Corp. (Oil, Gas & Consumable Fuels)	133
51	Chewy, Inc., Class - A (Internet & Direct Marketing Retail)(a)	3
16	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)(a)	28
201	Cigna Corp. (Health Care Providers & Services)	46
88	Cincinnati Financial Corp. (Insurance)	10
57	Cintas Corp. (Commercial Services & Supplies)	25
2,466	Cisco Systems, Inc. (Communications Equipment)	156
1,206	Citigroup, Inc. (Banks)	73
244	Citizens Financial Group, Inc. (Banks)	12
71	Citrix Systems, Inc. (Software)	7
141	Cloudflare, Inc., Class - A (Software)(a)	19
213	CME Group, Inc. (Capital Markets)	49
189	CMS Energy Corp. (Multi-Utilities)	12
100	Cognex Corp. (Electronic Equipment, Instruments & Components)	8
301	Cognizant Technology Solutions Corp. (IT Services)	27
23	Coinbase Global, Inc., Class - A (Capital Markets)(a)	6
480	Colgate-Palmolive Co. (Household Products)	41
2,687	Comcast Corp., Class - A (Media)	135
275	Conagra Brands, Inc. (Food Products)	9
772	ConocoPhillips (Oil, Gas & Consumable Fuels)	56
215	Consolidated Edison, Inc. (Multi-Utilities)	18
97	Constellation Brands, Inc., Class - A (Beverages)	24
122	Copart, Inc. (Commercial Services & Supplies)(a)	18
421	Corteva, Inc. (Chemicals)	20
225	CoStar Group, Inc. (Professional Services)(a)	18
258	Costco Wholesale Corp. (Food & Staples Retailing)	146

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
464	Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	$9
41	Coupa Software, Inc. (Software)(a)	6
108	Crowdstrike Holdings, Inc., Class - A (Software)(a)	22
254	Crown Castle International Corp. (Equity Real Estate Investment Trusts)	53
77	Crown Holdings, Inc. (Containers & Packaging)	9
1,330	CSX Corp. (Road & Rail)	50
84	Cummins, Inc. (Machinery)	18
766	CVS Health Corp. (Health Care Providers & Services)	79
195	D.R. Horton, Inc. (Household Durables)	21
75	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	11
107	Datadog, Inc., Class - A (Software)(a)	19
40	DaVita, Inc. (Health Care Providers & Services)(a)	5
173	Deere & Co. (Machinery)	59
158	DELL TECHN-C, Class - C (Technology Hardware, Storage & Peripherals)(a)	9
92	Delta Air Lines, Inc. (Airlines)(a)	4
125	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	7
366	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	16
55	Dexcom, Inc. (Health Care Equipment & Supplies)(a)	30
99	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	11
161	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	28
175	Discover Financial Services (Consumer Finance)	20
93	Discovery, Inc. (Media)(a)	2
180	Discovery, Inc., Class - C (Media)(a)	4
141	Dish Network Corp. (Media)(a)	5
118	DocuSign, Inc. (Software)(a)	18
135	Dollar General Corp. (Multiline Retail)	32
132	Dollar Tree, Inc. (Multiline Retail)(a)	19
492	Dominion Energy, Inc. (Multi-Utilities)	39
22	Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	12
64	DoorDash, Inc., Class - A (Internet & Direct Marketing Retail)(a)	10
82	Dover Corp. (Machinery)	15
427	Dow, Inc. (Chemicals)	24
182	DraftKings, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	5

Shares	Security Description	Value (000)
	United States (continued)
179	Dropbox, Inc., Class - A (Software)(a)	$4
111	DTE Energy Co. (Multi-Utilities)	13
464	Duke Energy Corp. (Electric Utilities)	49
215	Duke Realty Corp. (Equity Real Estate Investment Trusts)	14
304	DuPont de Nemours, Inc. (Chemicals)	25
105	Dynatrace, Inc. (Software)(a)	6
91	Eastman Chemical Co. (Chemicals)	11
366	eBay, Inc. (Internet & Direct Marketing Retail)	24
147	Ecolab, Inc. (Chemicals)	34
217	Edison International (Electric Utilities)	15
368	Edwards Lifesciences Corp. (Health Care Equipment & Supplies)(a)	48
260	Elanco Animal Health, Inc. (Pharmaceuticals)(a)	7
165	Electronic Arts, Inc. (Entertainment)	22
342	Emerson Electric Co. (Electrical Equipment)	32
74	Enphase Energy, Inc. (Semiconductors & Semiconductor Equipment)(a)	14
72	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	10
114	Entergy Corp. (Electric Utilities)	13
333	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	30
32	EPAM Systems, Inc. (IT Services)(a)	21
70	Equifax, Inc. (Professional Services)	20
53	Equinix, Inc. (Equity Real Estate Investment Trusts)	45
221	Equitable Holdings, Inc. (Diversified Financial Services)	7
99	Equity Lifestyle Properties, Inc. (Equity Real Estate Investment Trusts)	9
205	Equity Residential (Equity Real Estate Investment Trusts)	19
15	Erie Indemnity Co., Class - A (Insurance)	3
134	Essential Utilities, Inc. (Water Utilities)	7
37	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	13
73	Etsy, Inc. (Internet & Direct Marketing Retail)(a)	16
131	Evergy, Inc. (Electric Utilities)	9
198	Eversource Energy (Electric Utilities)	18
98	Exact Sciences Corp. (Biotechnology)(a)	8
559	Exelon Corp. (Electric Utilities)	32
92	Expedia Group, Inc. (Hotels, Restaurants & Leisure)(a)	17
109	Expeditors International of Washington, Inc. (Air Freight & Logistics)	15
70	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	16

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
2,424	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	$148
34	F5, Inc. (Communications Equipment)(a)	8
22	FactSet Research Systems, Inc. (Capital Markets)	11
20	Fair Isaac Corp. (Software)(a)	9
332	Fastenal Co. (Trading Companies & Distributors)	21
145	FedEx Corp. (Air Freight & Logistics)	38
154	Fidelity National Financial, Inc. (Insurance)	8
355	Fidelity National Information Services, Inc. (IT Services)	39
402	Fifth Third Bancorp (Banks)	18
101	First Republic Bank (Banks)	21
311	FirstEnergy Corp. (Electric Utilities)	13
360	Fiserv, Inc. (IT Services)(a)	37
45	FleetCor Technologies, Inc. (IT Services)(a)	10
89	FMC Corp. (Chemicals)	10
2,324	Ford Motor Co. (Automobiles)	48
79	Fortinet, Inc. (Software)(a)	28
206	Fortive Corp. (Machinery)	16
79	Fortune Brands Home & Security, Inc. (Building Products)	8
186	Fox Corp., Class - A (Media)	7
87	Fox Corp., Class - B (Media)	3
173	Franklin Resources, Inc. (Capital Markets)	6
837	Freeport-McMoRan, Inc. (Metals & Mining)	35
49	Gartner, Inc. (IT Services)(a)	16
36	Generac Holdings, Inc. (Electrical Equipment)(a)	13
383	General Mills, Inc. (Food Products)	26
756	General Motors Co. (Automobiles)(a)	44
83	Genuine Parts Co. (Distributors)	12
169	Global Payments, Inc. (IT Services)	23
55	Globe Life, Inc. (Insurance)	5
96	GoDaddy, Inc., Class - A (IT Services)(a)	8
47	Guidewire Software, Inc. (Software)(a)	5
509	Halliburton Co. (Energy Equipment & Services)	12
98	Hasbro, Inc. (Leisure Products)	10
145	HCA Healthcare, Inc. (Health Care Providers & Services)	37
309	Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	11
25	HEICO Corp. (Aerospace & Defense)	4
41	HEICO Corp., Class - A (Aerospace & Defense)	5
81	Henry Schein, Inc. (Health Care Providers & Services)(a)	6
158	Hess Corp. (Oil, Gas & Consumable Fuels)	12
747	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	12

Shares	Security Description	Value (000)
	United States (continued)
159	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)(a)	$25
147	Hologic, Inc. (Health Care Equipment & Supplies)(a)	11
170	Hormel Foods Corp. (Food Products)	8
404	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)(a)	7
231	Howmet Aerospace, Inc. (Aerospace & Defense)	7
715	HP, Inc. (Technology Hardware, Storage & Peripherals)	27
25	HubSpot, Inc. (Software)(a)	16
74	Humana, Inc. (Health Care Providers & Services)	34
856	Huntington Bancshares, Inc. (Banks)	13
44	IAC/InterActiveCorp. (Interactive Media & Services)(a)	6
43	IDEX Corp. (Machinery)	10
49	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies)(a)	32
181	Illinois Tool Works, Inc. (Machinery)	45
107	Incyte Corp. (Biotechnology)(a)	8
232	Ingersoll-Rand, Inc. (Machinery)	14
39	Insulet Corp. (Health Care Equipment & Supplies)(a)	10
2,309	Intel Corp. (Semiconductors & Semiconductor Equipment)	119
321	Intercontinental Exchange, Inc. (Capital Markets)	44
528	International Business Machines Corp. (IT Services)	71
143	International Flavors & Fragrances, Inc. (Chemicals)	22
212	International Paper Co. (Containers & Packaging)	10
159	Intuit, Inc. (Software)	102
211	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)(a)	76
323	Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	15
21	IPG Photonics Corp. (Electronic Equipment, Instruments & Components)(a)	4
110	IQVIA Holdings, Inc. (Life Sciences Tools & Services)(a)	31
165	Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	9
43	Jack Henry & Associates, Inc. (IT Services)	7
74	Jacobs Engineering Group, Inc. (Construction & Engineering)	10
35	Jazz Pharmaceuticals PLC (Pharmaceuticals)(a)	4
48	JB Hunt Transport Services, Inc. (Road & Rail)	10

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
409	Johnson Controls International PLC (Building Products)	$33
1,749	JPMorgan Chase & Co. (Banks)	277
187	Juniper Networks, Inc. (Communications Equipment)	7
145	Kellogg Co. (Food Products)	9
408	Keurig Dr Pepper, Inc. (Beverages)	15
556	KeyCorp (Banks)	13
98	Keysight Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	20
217	Kimberly-Clark Corp. (Household Products)	31
1,163	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	18
299	KKR & Co., Inc. (Capital Markets)	22
88	KLA Corp. (Semiconductors & Semiconductor Equipment)	38
90	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	5
56	Laboratory Corporation of America Holdings (Health Care Providers & Services)(a)	18
82	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	59
197	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)(a)	7
35	Lear Corp. (Auto Components)	6
157	Lennar Corp., Class - A (Household Durables)	18
24	Lennox International, Inc. (Building Products)	8
15	Liberty Broadband Corp., Class - A (Media)(a)	2
87	Liberty Broadband Corp., Class - C (Media)(a)	14
115	Liberty Media Corp. - Liberty Formula One, Class - C (Entertainment)(a)	7
51	Liberty Media Corp. - Liberty SiriusXM, Class - A (Media)(a)	3
99	Liberty Media Corp. - Liberty SiriusXM, Class - C (Media)(a)	5
107	Lincoln National Corp. (Insurance)	7
94	Live Nation Entertainment, Inc. (Entertainment)(a)	11
164	LKQ Corp. (Distributors)	10
128	Loews Corp. (Insurance)	7
408	Lowe’s Companies, Inc. (Specialty Retail)	105
240	Lucid Group, Inc. (Automobiles)^(a)	9
538	Lumen Technologies, Inc. (Diversified Telecommunication Services)	7
147	Lyft, Inc., Class - A (Road & Rail)(a)	6
74	M&T Bank Corp. (Banks)	11

Shares	Security Description	Value (000)
	United States (continued)
373	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	$24
8	Markel Corp. (Insurance)(a)	10
26	MarketAxess Holdings, Inc. (Capital Markets)	11
169	Marriott International, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	28
293	Marsh & McLennan Companies, Inc. (Insurance)	51
36	Martin Marietta Materials, Inc. (Construction Materials)	16
468	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	41
144	Masco Corp. (Building Products)	10
30	Masimo Corp. (Health Care Equipment & Supplies)(a)	9
512	MasterCard, Inc., Class - A (IT Services)	184
147	Match Group, Inc. (Interactive Media & Services)(a)	19
144	McCormick & Company, Inc. (Food Products)	14
430	McDonald’s Corp. (Hotels, Restaurants & Leisure)	115
91	McKesson Corp. (Health Care Providers & Services)	23
337	Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	8
26	MercadoLibre, Inc. (Internet & Direct Marketing Retail)(a)	35
1,387	Meta Platforms, Inc., Class - A (Interactive Media & Services)(a)	467
425	MetLife, Inc. (Insurance)	27
13	Mettler-Toledo International, Inc. (Life Sciences Tools & Services)(a)	22
223	MGM Resorts International (Hotels, Restaurants & Leisure)	10
314	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	27
638	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	59
4,150	Microsoft Corp. (Software)	1,395
66	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	15
34	Mohawk Industries, Inc. (Household Durables)(a)	6
34	Molina Heathcare, Inc. (Health Care Providers & Services)(a)	11
110	Molson Coors Beverage Co., Class - B (Beverages)	5

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
887	Mondelez International, Inc., Class - A (Food Products)	$59
35	MongoDB, Inc. (IT Services)(a)	19
25	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	12
226	Monster Beverage Corp. (Beverages)(a)	22
96	Moody’s Corp. (Capital Markets)	37
797	Morgan Stanley (Capital Markets)	78
97	Motorola Solutions, Inc. (Communications Equipment)	26
47	MSCI, Inc. (Capital Markets)	29
66	Nasdaq, Inc. (Capital Markets)	14
126	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	12
257	Netflix, Inc. (Entertainment)(a)	155
54	Neurocrine Biosciences, Inc. (Biotechnology)(a)	5
473	Newmont Corp. (Metals & Mining)	29
221	News Corp., Class - A (Media)	5
1,142	NextEra Energy, Inc. (Electric Utilities)	107
748	NIKE, Inc., Class - B (Textiles, Apparel & Luxury Goods)	125
225	NiSource, Inc. (Multi-Utilities)	6
30	Nordson Corp. (Machinery)	8
142	Norfolk Southern Corp. (Road & Rail)	42
112	Northern Trust Corp. (Capital Markets)	13
330	Nortonlifelock, Inc. (Software)	9
139	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	6
180	Nuance Communications, Inc. (Software)(a)	10
170	Nucor Corp. (Metals & Mining)	19
1,447	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	426
2	NVR, Inc. (Household Durables)(a)	12
55	Oak Street Health, Inc. (Health Care Providers & Services)(a)	2
532	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	15
72	Okta, Inc. (IT Services)(a)	16
57	Old Dominion Freight Line, Inc. (Road & Rail)	20
123	Omnicom Group, Inc. (Media)	9
247	ON Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(a)	17
254	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	15
973	Oracle Corp. (Software)	85
42	O’Reilly Automotive, Inc. (Specialty Retail)(a)	30
232	Otis Worldwide Corp. (Machinery)	20

Shares	Security Description	Value (000)
	United States (continued)
62	Owens Corning (Building Products)	$6
198	PACCAR, Inc. (Machinery)	17
54	Packaging Corporation of America (Containers & Packaging)	7
872	Palantir Technologies, Inc., Class - A (Software)(a)	16
56	Palo Alto Networks, Inc. (Software)(a)	31
74	Parker Hannifin Corp. (Machinery)	24
198	Paychex, Inc. (IT Services)	27
29	PAYCOM Software, Inc. (Software)(a)	12
650	PayPal Holdings, Inc. (IT Services)(a)	123
182	Peloton Interactive, Inc., Class - A (Leisure Products)(a)	7
824	PepsiCo, Inc. (Beverages)	143
846	PG&E Corp. (Electric Utilities)(a)	10
250	Phillips 66 (Oil, Gas & Consumable Fuels)	18
342	Pinterest, Inc., Class - A (Interactive Media & Services)(a)	12
133	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	24
293	Plug Power, Inc. (Electrical Equipment)(a)	8
235	PNC Financial Services Group, Inc. (Banks)	47
23	Pool Corp. (Distributors)	13
137	PPG Industries, Inc. (Chemicals)	24
441	PPL Corp. (Electric Utilities)	13
156	Principal Financial Group, Inc. (Insurance)	11
424	Prologis, Inc. (Equity Real Estate Investment Trusts)	71
225	Prudential Financial, Inc. (Insurance)	24
64	PTC, Inc. (Software)(a)	8
288	Public Service Enterprise Group, Inc. (Multi-Utilities)	19
90	Public Storage (Equity Real Estate Investment Trusts)	34
151	PulteGroup, Inc. (Household Durables)	9
64	Qorvo, Inc. (Semiconductors & Semiconductor Equipment)(a)	10
651	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	119
74	Quest Diagnostics, Inc. (Health Care Providers & Services)	13
106	Raymond James Financial, Inc. (Capital Markets)	11
318	Realty Income Corp. (Equity Real Estate Investment Trusts)	23
88	Regency Centers Corp. (Equity Real Estate Investment Trusts)	7
550	Regions Financial Corp. (Banks)	12

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
140	Republic Services, Inc. (Commercial Services & Supplies)	$20
89	ResMed, Inc. (Health Care Equipment & Supplies)	23
45	RingCentral, Inc., Class - A (Software)(a)	8
104	Rivian Automotive, Inc., Class - A (Automobiles)(a)	11
65	Robert Half International, Inc. (Professional Services)	7
135	Robinhood Markets, Inc., Class - A (Capital Markets)(a)	2
66	Rockwell Automation, Inc. (Electrical Equipment)	23
66	Roku, Inc. (Entertainment)(a)	15
127	Rollins, Inc. (Commercial Services & Supplies)	4
60	Roper Technologies, Inc. (Industrial Conglomerates)	30
230	Ross Stores, Inc. (Specialty Retail)	26
221	Royalty Pharma PLC, Class - A (Pharmaceuticals)	9
74	RPM International, Inc. (Chemicals)	7
142	S&P Global, Inc. (Capital Markets)	67
570	Salesforce.com, Inc. (Software)(a)	145
63	SBA Communications Corp. (Equity Real Estate Investment Trusts)	25
799	Schlumberger Ltd. (Energy Equipment & Services)	24
78	Seagen, Inc. (Biotechnology)(a)	12
89	Sealed Air Corp. (Containers & Packaging)	6
70	SEI Investments Co. (Capital Markets)	4
181	Sempra Energy (Multi-Utilities)	24
116	ServiceNow, Inc. (Software)(a)	75
36	Signature Bank (Banks)	12
188	Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	30
591	Sirius XM Holdings, Inc. (Media)^	4
95	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	15
618	Snap, Inc., Class - A (Interactive Media & Services)(a)	29
31	Snap-on, Inc. (Machinery)	7
121	Snowflake, Inc., Class - A (IT Services)(a)	41
305	SoFi Technologies, Inc (Consumer Finance)(a)	5
85	Southwest Airlines Co. (Airlines)(a)	4
94	Splunk, Inc. (Software)(a)	11
132	SS&C Technologies Holdings, Inc. (Software)	11
92	Stanley Black & Decker, Inc. (Machinery)	17

Shares	Security Description	Value (000)
	United States (continued)
690	Starbucks Corp. (Hotels, Restaurants & Leisure)	$81
209	State Street Corp. (Capital Markets)	19
121	Steel Dynamics, Inc. (Metals & Mining)	8
194	Stryker Corp. (Health Care Equipment & Supplies)	52
65	Sun Communities, Inc. (Equity Real Estate Investment Trusts)	14
98	Sunrun, Inc. (Electrical Equipment)(a)	3
34	SVB Financial Group (Banks)(a)	23
337	Synchrony Financial (Consumer Finance)	16
87	Synopsys, Inc. (Software)(a)	32
292	Sysco Corp. (Food & Staples Retailing)	23
130	T. Rowe Price Group, Inc. (Capital Markets)	26
66	Take-Two Interactive Software, Inc. (Entertainment)(a)	12
283	Target Corp. (Multiline Retail)	65
80	Teladoc Health, Inc. (Health Care Technology)(a)	7
27	Teledyne Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	12
27	Teleflex, Inc. (Health Care Equipment & Supplies)	9
95	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	16
489	Tesla, Inc. (Automobiles)(a)	517
532	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	100
381	The AES Corp. (Independent Power and Renewable Electricity Producers)	9
168	The Allstate Corp. (Insurance)	20
470	The Bank of New York Mellon Corp. (Capital Markets)	27
93	The Carlyle Group, Inc. (Capital Markets)	5
847	The Charles Schwab Corp. (Capital Markets)	71
71	The Clorox Co. (Household Products)	12
2,368	The Coca-Cola Co. (Beverages)	140
133	The Estee Lauder Companies, Inc. (Personal Products)	49
197	The Goldman Sachs Group, Inc. (Capital Markets)	75
203	The Hartford Financial Services Group, Inc. (Insurance)	14
84	The Hershey Co. (Food Products)	16
616	The Home Depot, Inc. (Specialty Retail)	256
225	The Interpublic Group of Companies, Inc. (Media)	8
77	The J.M. Smucker Co. (Food Products)	10
436	The Kraft Heinz Co. (Food Products)	16
444	The Kroger Co. (Food & Staples Retailing)	20
207	The Mosaic Co. (Chemicals)	8

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
352	The Progressive Corp. (Insurance)	$36
141	The Sherwin-Williams Co. (Chemicals)	50
643	The Southern Co. (Electric Utilities)	44
708	The TJX Companies, Inc. (Specialty Retail)	54
262	The Trade Desk, Inc., Class - A (Software)(a)	24
155	The Travelers Companies, Inc. (Insurance)	24
1,061	The Walt Disney Co. (Entertainment)(a)	164
227	The Western Union Co. (IT Services)	4
693	The Williams Companies, Inc. (Oil, Gas & Consumable Fuels)	18
357	T-Mobile US, Inc. (Wireless Telecommunication Services)(a)	41
66	Tractor Supply Co. (Specialty Retail)	16
60	Tradeweb Markets, Inc., Class - A (Capital Markets)	6
137	Trane Technologies PLC (Building Products)	28
30	TransDigm Group, Inc. (Aerospace & Defense)(a)	19
110	TransUnion (Professional Services)	13
144	Trimble, Inc. (Electronic Equipment, Instruments & Components)(a)	13
769	Truist Financial Corp. (Banks)	45
99	Twilio, Inc., Class - A (IT Services)(a)	26
456	Twitter, Inc. (Interactive Media & Services)(a)	20
23	Tyler Technologies, Inc. (Software)(a)	12
168	Tyson Foods, Inc., Class - A (Food Products)	15
844	U.S. Bancorp (Banks)	47
736	Uber Technologies, Inc. (Road & Rail)(a)	31
170	UDR, Inc. (Equity Real Estate Investment Trusts)	10
118	UGI Corp. (Gas Utilities)	5
30	Ulta Beauty, Inc. (Specialty Retail)(a)	12
381	Union Pacific Corp. (Road & Rail)	96
424	United Parcel Service, Inc., Class - B (Air Freight & Logistics)	91
41	United Rentals, Inc. (Trading Companies & Distributors)(a)	14
549	UnitedHealth Group, Inc. (Health Care Providers & Services)	276
31	Unity Software, Inc. (Software)(a)	4
45	Universal Health Services, Inc., Class - B (Health Care Providers & Services)	6
11	Upstart Holdings, Inc. (Consumer Finance)(a)	2
190	V.F. Corp. (Textiles, Apparel & Luxury Goods)	14
23	Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	8
237	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	18
79	Veeva Systems, Inc., Class - A (Health Care Technology)(a)	20

Shares	Security Description	Value (000)
	United States (continued)
224	Ventas, Inc. (Equity Real Estate Investment Trusts)	$11
58	VeriSign, Inc. (IT Services)(a)	15
88	Verisk Analytics, Inc., Class - A (Professional Services)	20
2,482	Verizon Communications, Inc. (Diversified Telecommunication Services)	129
346	ViacomCBS, Inc., Class - B (Media)	10
357	VICI Properties, Inc. (Equity Real Estate Investment Trusts)	11
992	Visa, Inc., Class - A (IT Services)	215
253	Vistra Corp. (Independent Power and Renewable Electricity Producers)	6
116	VMware, Inc., Class - A (Software)	13
93	Vornado Realty Trust (Equity Real Estate Investment Trusts)	4
76	Vulcan Materials Co. (Construction Materials)	16
76	W.R. Berkley Corp. (Insurance)	6
25	W.W. Grainger, Inc. (Trading Companies & Distributors)	13
456	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	24
910	Walmart, Inc. (Food & Staples Retailing)	132
255	Waste Management, Inc. (Commercial Services & Supplies)	43
35	Waters Corp. (Life Sciences Tools & Services)(a)	13
44	Wayfair, Inc., Class - A (Internet & Direct Marketing Retail)(a)	8
196	WEC Energy Group, Inc. (Multi-Utilities)	19
2,389	Wells Fargo & Co. (Banks)	115
238	Welltower, Inc. (Equity Real Estate Investment Trusts)	20
42	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	20
203	Western Digital Corp. (Technology Hardware, Storage & Peripherals)(a)	13
103	Westinghouse Air Brake Technologies Corp. (Machinery)	9
152	WestRock Co. (Containers & Packaging)	7
427	Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	18
37	Whirlpool Corp. (Household Durables)	9
108	Workday, Inc., Class - A (Software)(a)	30
102	WP Carey, Inc. (Equity Real Estate Investment Trusts)	8
60	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)(a)	5
307	Xcel Energy, Inc. (Electric Utilities)	21

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (concluded) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
141	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	$30
103	Xylem, Inc. (Machinery)	12
185	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	26
28	Zebra Technologies Corp. (Electronic Equipment, Instruments & Components)(a)	17
83	Zendesk, Inc. (Software)(a)	9
35	Zillow Group, Inc., Class - A (Interactive Media & Services)(a)	2
93	Zillow Group, Inc., Class - C (Interactive Media & Services)(a)	6
119	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	15
272	Zoetis, Inc. (Pharmaceuticals)	66
131	Zoom Video Communications, Inc., Class - A (Software)(a)	24
134	ZoomInfo Technologies, Inc. (Interactive Media & Services)(a)	9
47	Zscaler, Inc. (Software)(a)	15
		21,772
	Total Common Stocks	32,294
	Preferred Stocks — 0.14%
	Germany — 0.14%
33	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	3
38	FUCHS PETROLUB SE — Preferred (Chemicals)	2
102	Henkel AG & Co. KGAA — Preferred (Household Products)	8
88	Porsche Automobil Holding SE — Preferred (Automobiles)	8

Shares	Security Description	Value (000)
	Germany (continued)
114	Volkswagen AG — Preferred (Automobiles)	$23
	Total Preferred Stocks	44
	Investment Companies — 0.10%
13,370	Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%^^(d)	13
17,329	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(d)	18
	Total Investment Companies	31
	Total Investments (cost $19,791) — 100.04%	32,369
	Liabilities in excess of other assets — (0.04)%	(14)
	Net Assets — 100.00%	$32,355

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2021. The total value of securities on loan as of December 31, 2021, was $27 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2021.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Security was valued using significant unobservable inputs as of December 31, 2021.

(d)	Annualized 7-day yield as of period-end.

As of December 31, 2021, 100% of the Portfolio’s net assets were managed by Mellon Investments Corporation.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 96.72%
	Australia — 6.55%
8,110	Afterpay Ltd. (IT Services)(a)	$490
69,563	Ampol Ltd. (Oil, Gas & Consumable Fuels)	1,501
35,958	APA Group (Gas Utilities)	263
21,823	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	692
78,246	AusNet Services (Electric Utilities)	146
193,458	Australia & New Zealand Banking Group Ltd. (Banks)	3,871
82,839	Bendigo & Adelaide Bank Ltd. (Banks)	548
70,201	BHP Billiton Ltd. (Metals & Mining)	2,119
136,113	BHP Group Ltd. (Metals & Mining)	4,052
14,978	Brambles Ltd. (Commercial Services & Supplies)	116
1,978	Cochlear Ltd. (Health Care Equipment & Supplies)	311
52,086	Commonwealth Bank of Australia (Banks)	3,827
11,241	CSL Ltd. (Biotechnology)	2,377
201,121	Dexus (Equity Real Estate Investment Trusts)	1,627
48,346	Endeavour Group Ltd. (Food & Staples Retailing)	237
66,716	Evolution Mining Ltd. (Metals & Mining)	197
64,304	Fortescue Metals Group Ltd. (Metals & Mining)	899
68,557	Goodman Group (Equity Real Estate Investment Trusts)	1,322
34,055	Insurance Australia Group Ltd. (Insurance)	106
7,899	Macquarie Group Ltd. (Capital Markets)	1,180
104,574	Medibank Private Ltd. (Insurance)	255
149,383	Mirvac Group (Equity Real Estate Investment Trusts)	316
206,900	National Australia Bank Ltd. (Banks)	4,340
18,304	Newcrest Mining Ltd. (Metals & Mining)	326
44,626	Qantas Airways Ltd. (Airlines)(a)	163
55,092	QBE Insurance Group Ltd. (Insurance)	455
30,588	Rio Tinto Ltd. (Metals & Mining)	2,227
150,393	Santos Ltd. (Oil, Gas & Consumable Fuels)	690
205,252	Scentre Group (Equity Real Estate Investment Trusts)	472
90,538	Stockland (Equity Real Estate Investment Trusts)	279
18,427	Suncorp Group Ltd. (Insurance)	148
42,047	Sydney Airport (Transportation Infrastructure)(a)	265
562,458	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	2,054
42,567	The GPT Group (Equity Real Estate Investment Trusts)	168
117,131	Transurban Group (Transportation Infrastructure)	1,177
44,996	Treasury Wine Estates Ltd. (Beverages)	405
63,839	Wesfarmers Ltd. (Multiline Retail)	2,754
224,539	Westpac Banking Corp. (Banks)	3,487

Shares	Security Description	Value (000)
	Australia (continued)
3,678	WiseTech Global Ltd. (Software)	$157
20,593	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	328
48,346	Woolworths Group Ltd. (Food & Staples Retailing)	1,337
35,740	Worley Ltd. (Energy Equipment & Services)	276
		47,960
	Austria — 0.19%
23,927	Erste Group Bank AG (Banks)	1,127
4,792	OMV AG (Oil, Gas & Consumable Fuels)	272
		1,399
	Belgium — 0.72%
4,336	Ageas SA (Insurance)	225
48,894	Anheuser-Busch InBev N.V. (Beverages)	2,960
1,239	Elia Group SA (Electric Utilities)	163
9,584	KBC Group N.V. (Banks)	823
315	Sofina SA (Diversified Financial Services)	155
1,294	Solvay SA, Class - A (Chemicals)	151
20,206	Umicore SA (Chemicals)	822
		5,299
	Canada — 9.65%
8,967	Agnico Eagle Mines Ltd. (Metals & Mining)	476
30,089	Air Canada (Airlines)(a)	503
56,785	Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	2,380
8,987	AltaGas Ltd. (Gas Utilities)	194
38,809	B2gold Corp. (Metals & Mining)	153
45,514	Bank of Montreal (Banks)	4,901
73,544	Barrick Gold Corp. (Metals & Mining)	1,398
136	Brookfield Asset Management Reinsurance Partners Ltd., Class - A (Insurance)	9
19,795	Brookfield Asset Management, Inc. (Capital Markets)	1,196
10,168	CAE, Inc. (Aerospace & Defense)(a)	257
31,854	Cameco Corp. (Oil, Gas & Consumable Fuels)	695
3,161	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)	150
6,920	Canadian National Railway Co. (Road & Rail)	850
55,707	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	2,354
3,130	Canadian Pacific Railway Ltd. (Road & Rail)	225
11,085	Canadian Tire Corp. Ltd., Class - A (Multiline Retail)	1,590
4,454	Canadian Utilities Ltd., Class - A (Multi-Utilities)	129
3,259	CCL Industries, Inc., Class - B (Containers & Packaging)	175

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
125,033	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	$1,533
9,128	CGI, Inc. (IT Services)(a)	807
30,477	CI Financial Corp. (Capital Markets)	637
835	Constellation Software, Inc. (Software)	1,549
23,523	Cronos Group, Inc. (Pharmaceuticals)(a)	93
11,192	Dollarama, Inc. (Multiline Retail)	560
77,385	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3,023
1,023	Fairfax Financial Holdings Ltd. (Insurance)	503
10,649	First Capital Real Estate Investment Trust (Real Estate Management & Development)	159
17,917	First Quantum Minerals Ltd. (Metals & Mining)	429
3,127	Fortis, Inc. (Electric Utilities)	151
7,850	Franco-Nevada Corp. (Metals & Mining)	1,086
24,142	GFL Environmental, Inc. (Commercial Services & Supplies)	914
64,358	Great-West Lifeco, Inc. (Insurance)	1,932
27,914	H&R Real Estate Investment Trust (Equity Real Estate Investment Trusts)	359
12,464	Hydro One Ltd. (Electric Utilities)	324
5,430	Intact Financial Corp. (Insurance)	706
56,358	Keyera Corp. (Oil, Gas & Consumable Fuels)	1,271
9,829	Kirkland Lake Gold Ltd. (Metals & Mining)	412
36,396	Magna International, Inc. (Auto Components)	2,945
8,370	Manulife Financial Corp. (Insurance)	160
15,818	Methanex Corp. (Chemicals)	626
18,402	National Bank of Canada (Banks)	1,403
7,518	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	226
3,356	Nutrien Ltd. (Chemicals)	252
2,046	Onex Corp. (Diversified Financial Services)	161
12,560	Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	423
7,740	Pan American Silver Corp. (Metals & Mining)	193
4,287	Parkland Corp. (Oil, Gas & Consumable Fuels)	118
7,732	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	235
66,482	Power Corporation of Canada (Insurance)	2,197
2,148	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	130
67,963	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,233
4,162	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	255
7,333	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	349
21,880	Royal Bank of Canada (Banks)	2,322
3,968	Shopify, Inc. (IT Services)(a)	5,463

Shares	Security Description	Value (000)
	Canada (continued)
7,087	SmartCentres Real Estate Investment Trust (Equity Real Estate Investment Trusts)	$180
52,951	Sun Life Financial, Inc. (Insurance)	2,948
35,858	TC Energy Corp. (Oil, Gas & Consumable Fuels)	1,668
18,439	Teck Resources Ltd., Class - B (Metals & Mining)	531
72,937	TELUS Corp. (Diversified Telecommunication Services)	1,718
71,727	The Bank of Nova Scotia (Banks)	5,077
22,955	The Toronto-Dominion Bank (Banks)	1,760
22,457	Thomson Reuters Corp. (Professional Services)	2,686
1,552	Topicus.com, Inc. (Software)(a)	142
28,308	Wheaton Precious Metals Corp. (Metals & Mining)	1,215
		70,699
	China — 0.36%
2,611	Futu Holdings Ltd., ADR (Capital Markets)(a)	113
9,100	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	501
34,800	Tencent Holdings Ltd. (Interactive Media & Services)	2,038
		2,652
	Denmark — 2.48%
77	A.P. Moller - Maersk A/S, Class - B (Marine)	276
6,413	Ambu A/S, Class - B (Health Care Equipment & Supplies)	170
1,060	Carlsberg A/S, Class - B (Beverages)	183
4,873	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	859
26,357	Danske Bank A/S (Banks)	456
4,260	Demant A/S (Health Care Equipment & Supplies)(a)	219
5,336	DSV A/S (Road & Rail)	1,248
10,121	Genmab A/S (Biotechnology)(a)	4,075
2,299	GN Store Nord A/S (Health Care Equipment & Supplies)	145
89,256	Novo Nordisk A/S, Class - B (Pharmaceuticals)	10,044
1,731	Orsted A/S (Electric Utilities)	221
3,832	Tryg A/S (Insurance)	95
4,594	Vestas Wind Systems A/S (Electrical Equipment)	141
		18,132
	Finland — 1.43%
5,307	Elisa Oyj (Diversified Telecommunication Services)	327
17,096	Fortum Oyj (Electric Utilities)	525
1,563	Kone Oyj, Class - B (Machinery)	112
38,567	Neste Oyj (Oil, Gas & Consumable Fuels)	1,904
231,473	Nokia Oyj (Communications Equipment)(a)	1,469

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Finland (continued)
278,699	Nordea Bank Abp (Banks)	$3,409
4,638	Sampo Oyj, Class - A (Insurance)	233
44,232	Stora Enso Oyj, R Shares (Paper & Forest Products)	813
38,915	UPM-Kymmene Oyj (Paper & Forest Products)	1,482
13,770	Wartsila Oyj Abp (Machinery)	194
		10,468
	France — 9.81%
4,298	Accor SA (Hotels, Restaurants & Leisure)(a)	139
2,427	Aeroports de Paris (Transportation Infrastructure)(a)	313
36,115	Air Liquide SA (Chemicals)	6,304
21,976	Amundi SA (Capital Markets)	1,815
69,410	AXA SA (Insurance)	2,069
1,865	BioMerieux (Health Care Equipment & Supplies)	265
71,443	BNP Paribas SA (Banks)	4,943
7,743	Bouygues SA (Construction & Engineering)	278
1,044	Capgemini SE (IT Services)	256
7,798	Carrefour SA (Food & Staples Retailing)	143
3,697	Compagnie de Saint-Gobain (Building Products)	260
1,644	Covivio (Equity Real Estate Investment Trusts)	135
124,100	Credit Agricole SA (Banks)	1,773
1,260	Dassault Aviation SA (Aerospace & Defense)	136
27,000	Dassault Systemes SE (Software)	1,608
18,756	Eiffage SA (Construction & Engineering)	1,931
13,862	Electricite de France SA (Electric Utilities)	163
70,013	Engie SA (Multi-Utilities)	1,037
18,607	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	3,966
2,933	Eurazeo SE (Diversified Financial Services)	256
7,496	Faurecia SE (Auto Components)	351
1,347	Gecina SA (Equity Real Estate Investment Trusts)	188
2,500	Hermes International (Textiles, Apparel & Luxury Goods)	4,372
2,165	ICADE (Equity Real Estate Investment Trusts)	156
7,279	JCDecaux SA (Media)(a)	182
2,878	Kering SA (Textiles, Apparel & Luxury Goods)	2,316
9,537	L’Oreal SA (Personal Products)	4,528
7,080	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	5,860
76,479	Orange SA (Diversified Telecommunication Services)	820
8,063	Pernod Ricard SA (Beverages)	1,941
8,075	Publicis Groupe SA (Media)	544
7,657	Renault SA (Automobiles)(a)	266
12,283	Safran SA (Aerospace & Defense)	1,505

Shares	Security Description	Value (000)
	France (continued)
40,107	Sanofi (Pharmaceuticals)	$4,044
516	Sartorius Stedim Biotech (Life Sciences Tools & Services)	283
34,976	Schneider Electric SE (Electrical Equipment)	6,868
4,998	SCOR SE (Insurance)	156
1,651	SEB SA (Household Durables)	257
112,087	Societe Generale SA (Banks)	3,854
1,544	Sodexo SA (Hotels, Restaurants & Leisure)	135
2,405	Teleperformance (Professional Services)	1,073
4,176	Thales SA (Aerospace & Defense)	356
27,612	TotalEnergies SE (Oil, Gas & Consumable Fuels)	1,403
7,086	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)(a)	497
15,933	Veolia Environnement SA (Multi-Utilities)	585
5,784	Vinci SA (Construction & Engineering)	612
31,487	Vivendi SA (Entertainment)	426
3,828	Wendel SE (Diversified Financial Services)	459
		71,827
	Germany — 7.17%
3,093	adidas AG (Textiles, Apparel & Luxury Goods)	892
23,597	Allianz SE (Insurance)	5,578
50,260	Aroundtown SA (Real Estate Management & Development)	304
14,847	BASF SE (Chemicals)	1,044
2,496	Bayer AG, Registered Shares (Pharmaceuticals)	134
1,793	Bayerische Motoren Werke AG (Automobiles)	181
2,740	Bechtle AG (IT Services)	196
38,284	Commerzbank AG (Banks)(a)	292
6,091	Continental AG (Auto Components)(a)	646
2,878	Daimler AG (Automobiles)	221
1,439	Daimler Truck Holding AG (Machinery)(a)	53
4,651	Delivery Hero SE (Internet & Direct Marketing Retail)(a)	519
113,622	Deutsche Bank AG, Registered Shares (Capital Markets)(a)	1,425
23,940	Deutsche Boerse AG (Capital Markets)	4,009
44,418	Deutsche Lufthansa AG, Registered Shares (Airlines)(a)	312
88,039	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	5,667
253,607	Deutsche Telekom AG (Diversified Telecommunication Services)	4,706
77,431	E.ON SE (Multi-Utilities)	1,075
7,498	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)(a)	505
7,179	Fresenius SE & Co. KGAA (Health Care Providers & Services)	289
6,983	GEA Group AG (Machinery)	382
1,115	Hannover Rueckversicherung SE (Insurance)	212

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
1,816	HeidelbergCement AG (Construction Materials)	$123
5,303	HelloFresh SE (Internet & Direct Marketing Retail)(a)	408
1,452	Henkel AG & Co. KGAA (Household Products)	114
2,422	HOCHTIEF AG (Construction & Engineering)	196
82,230	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	3,816
1,986	Knorr-Bremse AG (Machinery)	196
2,028	MTU Aero Engines AG (Aerospace & Defense)	414
2,693	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	799
2,168	Nemetschek SE (Software)	278
3,699	Puma SE (Textiles, Apparel & Luxury Goods)	453
20,979	RWE AG (Multi-Utilities)	853
42,196	SAP SE (Software)	5,999
32,127	Siemens AG, Registered Shares (Industrial Conglomerates)	5,584
16,063	Siemens Energy AG (Electrical Equipment)(a)	411
5,796	Siemens Healthineers AG (Health Care Equipment & Supplies)	434
10,266	Symrise AG (Chemicals)	1,523
48,500	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	135
56,299	TUI AG (Hotels, Restaurants & Leisure)(a)	176
1,218	Vitesco Technologies Group AG (Auto Components)(a)	60
1,532	Volkswagen AG (Automobiles)	451
17,715	Vonovia SE (Real Estate Management & Development)	978
5,685	Zalando SE (Internet & Direct Marketing Retail)(a)	460
		52,503
	Hong Kong — 2.10%
483,480	AIA Group Ltd. (Insurance)	4,875
12,400	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	134
135,555	BOC Hong Kong Holdings Ltd. (Banks)	444
67,100	Budweiser Brewing Co. APAC Ltd. (Beverages)	176
334,000	China Common Rich Renewable Energy Investment Ltd. (Independent Power and Renewable Electricity Producers)(a)(b)	—
98,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	621
61,093	CLP Holdings Ltd. (Electric Utilities)	617

Shares	Security Description	Value (000)
	Hong Kong (continued)
77,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	$158
109,206	Hang Seng Bank Ltd. (Banks)	1,999
87,073	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	85
122,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	164
94,000	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	146
22,800	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	1,332
335,900	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	1,747
43,500	Kerry Properties Ltd. (Real Estate Management & Development)	113
59,500	MTR Corp. Ltd. (Road & Rail)	319
14,472	Pacific Century Premium Developments Ltd. (Real Estate Management & Development)(a)	1
121,391	PCCW Ltd. (Diversified Telecommunication Services)	61
89,200	Sands China Ltd. (Hotels, Restaurants & Leisure)(a)	208
23,756	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	288
24,000	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	137
52,000	Techtronic Industries Co. Ltd. (Machinery)	1,035
59,417	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	523
317,870	WH Group Ltd. (Food Products)	199
		15,382
	Ireland (Republic of) — 0.89%
332,317	Bank of Ireland Group PLC (Banks)(a)	1,886
24,053	CRH PLC (Construction Materials)	1,274
34,489	Experian PLC (Professional Services)	1,695
1,610	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(a)	255
1,766	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(a)	281
16,821	James Hardie Industries PLC (Construction Materials)	677
3,243	Kerry Group PLC, Class - A (Food Products)	418
		6,486
	Isle of Man — 0.12%
38,227	GVC Holdings PLC (Hotels, Restaurants & Leisure)(a)	871
	Israel — 0.64%
43,244	Bank Hapoalim BM (Banks)	447
866	Nice Ltd. (Software)(a)	265

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Israel (continued)
11,379	Nice Systems Ltd., ADR (Software)(a)	$3,455
40,959	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)(a)	328
1,096	Wix.com Ltd. (IT Services)(a)	173
		4,668
	Italy — 1.80%
81,579	Assicurazioni Generali SpA (Insurance)	1,730
19,370	Atlantia SpA (Transportation Infrastructure)(a)	385
319,846	Enel SpA (Electric Utilities)	2,565
5,008	Ferrari N.V. (Automobiles)	1,297
8,190	FinecoBank Banca Fineco SpA (Banks)	144
12,651	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)	154
549,472	Intesa Sanpaolo SpA (Banks)	1,422
187,061	Mediobanca Banca di Credito Finanziario SpA (Banks)	2,153
7,356	Moncler SpA (Textiles, Apparel & Luxury Goods)	536
23,414	Pirelli & C SpA (Auto Components)	163
10,481	Poste Italiane SpA (Insurance)	138
110,979	Snam SpA (Gas Utilities)	670
229,225	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	1,856
		13,213
	Japan — 19.71%
2,500	Advantest Corp. (Semiconductors & Semiconductor Equipment)	237
27,400	Aeon Mall Co. Ltd. (Food & Staples Retailing)	645
6,845	AGC, Inc. (Building Products)	327
26,800	Ajinomoto Co., Inc. (Food Products)	815
15,300	Amada Co. Ltd. (Machinery)	152
17,400	Asahi Group Holdings Ltd. (Beverages)	677
48,400	Asahi Kasei Corp. (Chemicals)	455
103,600	Astellas Pharma, Inc. (Pharmaceuticals)	1,685
26,700	Bandai Namco Holdings, Inc. (Leisure Products)	2,088
15,200	Bridgestone Corp. (Auto Components)	654
38,300	Canon, Inc. (Technology Hardware, Storage & Peripherals)	933
12,600	Casio Computer Co. Ltd. (Household Durables)	162
21,800	Chubu Electric Power Co., Inc. (Electric Utilities)	230
24,700	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	802
363,700	Concordia Financial Group Ltd. (Banks)	1,322
900	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	132
40,000	CyberAgent, Inc. (Media)	666

Shares	Security Description	Value (000)
	Japan (continued)
13,388	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	$337
15,900	Daicel Corp. (Chemicals)	110
2,900	Daifuku Co. Ltd. (Machinery)	237
40,900	Dai-ichi Life Holdings, Inc. (Insurance)	827
15,400	Daikin Industries Ltd. (Building Products)	3,493
2,579	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	295
22,050	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	634
3,100	Denso Corp. (Auto Components)	257
4,800	Dentsu Group, Inc. (Media)	171
800	Disco Corp. (Semiconductors & Semiconductor Equipment)	245
27,900	East Japan Railway Co. (Road & Rail)	1,716
14,000	Eisai Co. Ltd. (Pharmaceuticals)	795
96,257	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	360
12,700	FANUC Corp. (Machinery)	2,692
2,400	Fast Retailing Co. Ltd. (Specialty Retail)	1,363
13,700	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,016
10,900	Fujitsu Ltd. (IT Services)	1,870
84	GLP J-REIT (Equity Real Estate Investment Trusts)	145
1,900	GMO Payment Gateway, Inc. (IT Services)	237
16,200	Hino Motors Ltd. (Machinery)	134
37,100	Hitachi Ltd. (Industrial Conglomerates)	2,010
12,600	Hitachi Metals Ltd. (Metals & Mining)(a)	233
75,200	Honda Motor Co. Ltd. (Automobiles)	2,112
25,800	HOYA Corp. (Health Care Equipment & Supplies)	3,838
8,800	Iida Group Holdings Co. Ltd. (Household Durables)	205
39,100	Inpex Corp. (Oil, Gas & Consumable Fuels)	341
22,100	Isetan Mitsukoshi Holdings Ltd. (Multiline Retail)	163
21,000	Isuzu Motors Ltd. (Automobiles)	261
100,617	ITOCHU Corp. (Trading Companies & Distributors)	3,078
8,200	Japan Exchange Group, Inc. (Capital Markets)	180
16,700	Japan Post Bank Co. Ltd. (Banks)	153
8,300	Japan Post Insurance Co. Ltd. (Insurance)	134
39	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	135
40	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	227
200	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	172

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
15,900	Japan Tobacco, Inc. (Tobacco)	$321
13,100	JGC Holdings Corp. (Construction & Engineering)	109
5,554	JSR Corp. (Chemicals)	211
9,200	Kawasaki Heavy Industries Ltd. (Machinery)	166
101,200	KDDI Corp. (Wireless Telecommunication Services)	2,958
5,600	Keisei Electric Railway Co. Ltd. (Road & Rail)	151
7,000	Keyence Corp. (Electronic Equipment, Instruments & Components)	4,399
2,100	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	165
5,300	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	205
4,000	Koito Manufacturing Co. Ltd. (Auto Components)	212
15,145	Komatsu Ltd. (Machinery)	355
1,400	Kose Corp. (Personal Products)	159
39,300	Kubota Corp. (Machinery)	873
12,200	Kyocera Corp. (Electronic Equipment, Instruments & Components)	762
4,800	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	131
6,100	Kyushu Railway Co. (Road & Rail)	127
5,900	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	1,810
24,800	Lawson, Inc. (Food & Staples Retailing)	1,175
18,300	M3, Inc. (Health Care Technology)	922
63,300	Marubeni Corp. (Trading Companies & Distributors)	616
8,100	Medipal Holdings Corp. (Health Care Providers & Services)	152
4,400	MEIJI Holdings Co. Ltd. (Food Products)	262
9,100	Mercari, Inc. (Internet & Direct Marketing Retail)(a)	464
11,600	MISUMI Group, Inc. (Machinery)	476
57,145	Mitsubishi Corp. (Trading Companies & Distributors)	1,815
103,000	Mitsubishi Electric Corp. (Electrical Equipment)	1,306
38,100	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	528
471,200	Mitsubishi UFJ Financial Group, Inc. (Banks)	2,560
131,788	Mitsui & Co. Ltd. (Trading Companies & Distributors)	3,121
36,100	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	715
15,800	MonotaRO Co. Ltd. (Trading Companies & Distributors)	285

Shares	Security Description	Value (000)
	Japan (continued)
4,200	MS&AD Insurance Group Holdings, Inc. (Insurance)	$130
47,200	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	3,758
5,800	Nabtesco Corp. (Machinery)	172
14,700	NEC Corp. (Technology Hardware, Storage & Peripherals)	679
20,600	Nexon Co. Ltd. (Entertainment)	398
17,000	Nidec Corp. (Electrical Equipment)	1,998
19,200	Nikon Corp. (Household Durables)	207
7,500	Nintendo Co. Ltd. (Entertainment)	3,499
35	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	204
2,800	Nippon Express Co. Ltd. (Road & Rail)	168
13,700	Nippon Paint Holdings Co. Ltd. (Chemicals)	149
82	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	290
32,800	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	2,284
30,800	Nippon Steel Corp. (Metals & Mining)	503
36,400	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	997
77,500	Nissan Motor Co. Ltd. (Automobiles)(a)	375
7,600	Nisshin Seifun Group, Inc. (Food Products)	110
2,400	Nissin Foods Holdings Co. Ltd. (Food Products)	175
4,400	Nitori Holdings Co. Ltd. (Specialty Retail)	659
24,900	Nomura Holdings, Inc. (Capital Markets)	109
162	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	228
17,800	Nomura Research Institute Ltd. (IT Services)	764
1,800	Obic Co. Ltd. (IT Services)	338
46,900	Oji Paper Co. Ltd. (Paper & Forest Products)	227
44,700	Olympus Corp. (Health Care Equipment & Supplies)	1,030
10,400	OMRON Corp. (Electronic Equipment, Instruments & Components)	1,036
6,000	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	1,012
10,800	ORIX Corp. (Diversified Financial Services)	220
8,900	Osaka Gas Co. Ltd. (Gas Utilities)	147
3,000	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	109
18,900	Pan Pacific International Holdings Corp. (Multiline Retail)	261
201,500	Panasonic Corp. (Household Durables)	2,216
7,600	Park24 Co. Ltd. (Commercial Services & Supplies)(a)	104
6,100	PeptiDream, Inc. (Biotechnology)(a)	135
6,800	Pigeon Corp. (Household Products)	130
7,400	Pola Orbis Holdings, Inc. (Personal Products)	123

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
51,800	Rakuten, Inc. (Internet & Direct Marketing Retail)	$520
48,200	Recruit Holdings Co. Ltd. (Professional Services)	2,922
14,500	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)	179
15,100	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	141
2,700	Rinnai Corp. (Household Durables)	244
5,600	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	510
13,500	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	165
5,100	SBI Holdings, Inc. (Capital Markets)	139
35,552	Sekisui House Ltd. (Household Durables)	763
25,500	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	1,121
12,000	SG Holdings Co. Ltd. (Air Freight & Logistics)	281
16,500	Sharp Corp. (Household Durables)	190
2,800	Shimano, Inc. (Leisure Products)	746
11,200	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,940
10,100	Shionogi & Co. Ltd. (Pharmaceuticals)	714
14,100	Shiseido Co. Ltd. (Personal Products)	786
6,600	Showa Denko KK (Chemicals)	139
2,100	SMC Corp. (Machinery)	1,417
62,800	SoftBank Group Corp. (Wireless Telecommunication Services)	2,967
12,800	Sompo Holdings, Inc. (Insurance)	541
35,200	Sony Corp. (Household Durables)	4,429
3,800	Square Enix Holdings Co. Ltd. (Entertainment)	195
7,300	Subaru Corp. (Automobiles)	131
12,200	SUMCO Corp. (Semiconductors & Semiconductor Equipment)	249
45,486	Sumitomo Corp. (Trading Companies & Distributors)	673
26,248	Sumitomo Mitsui Financial Group, Inc. (Banks)	900
13,400	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	448
13,900	Suzuki Motor Corp. (Automobiles)	535
6,900	Sysmex Corp. (Health Care Equipment & Supplies)	933
6,300	Taiyo Nippon Sanso Corp. (Chemicals)	138
10,200	TDK Corp. (Electronic Equipment, Instruments & Components)	398
26,500	Terumo Corp. (Health Care Equipment & Supplies)	1,120
2,900	The Bank of Kyoto Ltd. (Banks)	134
22,400	The Chiba Bank Ltd. (Banks)	128

Shares	Security Description	Value (000)
	Japan (continued)
164,500	The Shizuoka Bank Ltd. (Banks)	$1,176
8,000	THK Co. Ltd. (Machinery)	193
9,900	Tokio Marine Holdings, Inc. (Insurance)	550
56,400	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(a)	146
8,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	5,070
25,700	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)	144
52,900	Toray Industries, Inc. (Chemicals)	314
14,700	Toshiba Corp. (Industrial Conglomerates)	605
3,300	Toyo Suisan Kaisha Ltd. (Food Products)	140
21,600	Toyota Industries Corp. (Auto Components)	1,726
485,000	Toyota Motor Corp. (Automobiles)	8,878
6,770	Toyota Tsusho Corp. (Trading Companies & Distributors)	312
6,727	Trend Micro, Inc. (Software)	374
1,500	Tsuruha Holdings, Inc. (Food & Staples Retailing)	144
16,700	Unicharm Corp. (Household Products)	726
113	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	133
21,200	USS Co. Ltd. (Specialty Retail)	331
4,200	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	131
4,800	Yakult Honsha Co. Ltd. (Food Products)	250
13,100	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	308
9,200	Yaskawa Electric Corp. (Machinery)	451
9,100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	164
99,600	Z Holdings Corp. (Interactive Media & Services)	578
		144,293
	Jersey — 0.45%
387,007	Glencore PLC (Metals & Mining)	1,964
88,265	WPP PLC (Media)	1,337
		3,301
	Luxembourg — 0.39%
27,423	ArcelorMittal SA (Metals & Mining)	879
4,926	Eurofins Scientific SE (Life Sciences Tools & Services)	610
132,297	Tenaris SA (Energy Equipment & Services)	1,387
		2,876
	Netherlands — 4.48%
58,647	ABN AMRO Group N.V. (Banks)	862
431	Adyen N.V. (IT Services)(a)	1,134
73,595	AEGON N.V. (Insurance)	368

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
8,728	AerCap Holdings N.V. (Trading Companies & Distributors)(a)	$571
23,149	Airbus SE (Aerospace & Defense)(a)	2,961
29,390	Akzo Nobel N.V. (Chemicals)	3,229
12,390	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	9,969
39,102	CNH Industrial N.V. (Machinery)	760
4,144	EXOR N.V. (Diversified Financial Services)	372
6,020	Heineken N.V. (Beverages)	678
15,662	ING Groep N.V. (Banks)	218
4,569	JDE Peet’s N.V. (Food Products)	141
2,049	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)	113
62,296	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	2,137
15,440	Koninklijke DSM N.V. (Chemicals)	3,480
65,979	Koninklijke KPN N.V. (Diversified Telecommunication Services)	205
19,347	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	722
5,828	NN Group N.V. (Insurance)	316
20,332	Prosus N.V. (Internet & Direct Marketing Retail)	1,702
7,664	QIAGEN N.V. (Life Sciences Tools & Services)(a)	427
4,181	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	206
31,487	Universal Music Group N.V. (Entertainment)	888
11,488	Wolters Kluwer N.V. (Professional Services)	1,355
		32,814
	New Zealand — 0.23%
60,589	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	319
21,268	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	478
38,532	Mercury NZ Ltd. (Electric Utilities)	161
54,696	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	182
16,268	Ryman Healthcare Ltd. (Health Care Providers & Services)	136
36,835	Spark New Zealand Ltd. (Diversified Telecommunication Services)	114
38,218	The a2 Milk Co. Ltd. (Food Products)(a)	155
1,483	Xero Ltd. (Software)(a)	153
		1,698
	Norway — 0.69%
67,459	DNB Bank ASA (Banks)	1,548
108,907	Equinor ASA (Oil, Gas & Consumable Fuels)	2,918

Shares	Security Description	Value (000)
	Norway (continued)
24,253	Mowi ASA (Food Products)	$575
		5,041
	Portugal — 0.32%
400,153	EDP - Energias de Portugal SA (Electric Utilities)	2,201
7,412	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	170
		2,371
	Singapore — 0.81%
232,772	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	510
175,970	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	266
58,000	Capitaland Investment, Ltd. (Real Estate Management & Development)(a)	147
57,800	DBS Group Holdings Ltd. (Banks)	1,401
18,600	Oversea-Chinese Banking Corp. Ltd. (Banks)	157
58,700	Singapore Airlines Ltd. (Airlines)(a)	217
18,700	Singapore Exchange Ltd. (Capital Markets)	129
540,700	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	1,509
8,100	United Overseas Bank Ltd. (Banks)	162
457,800	Wilmar International Ltd. (Food Products)	1,407
		5,905
	South Africa — 0.00%
4,663	Thungela Resources Ltd. (Oil, Gas & Consumable Fuels)(a)	24
	South Korea — 0.30%
32,902	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	2,167
	Spain — 1.87%
10,971	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	294
2,724	Aena SME SA (Transportation Infrastructure)(a)	430
17,618	Amadeus IT Group SA (IT Services)(a)	1,196
678,386	Banco Bilbao Vizcaya Argentaria SA (Banks)	4,055
28,433	Bankinter SA (Banks)	146
140,428	CaixaBank SA (Banks)	386
16,570	Cellnex Telecom SA (Diversified Telecommunication Services)	965
9,162	Enagas SA (Gas Utilities)	213
11,934	Endesa SA (Electric Utilities)	274
7,320	Grifols SA, ADR (Biotechnology)	82
257,642	Iberdrola SA (Electric Utilities)	3,054
41,666	Industria de Diseno Textil SA (Specialty Retail)	1,354
28,433	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)	52

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
14,150	Naturgy Energy Group SA (Gas Utilities)	$461
17,622	Red Electrica Corp. SA (Electric Utilities)	382
17,963	Repsol SA (Oil, Gas & Consumable Fuels)	213
31,962	Telefonica SA (Diversified Telecommunication Services)	140
		13,697
	Sweden — 2.43%
38,059	Assa Abloy AB, B Shares (Building Products)	1,164
25,498	Atlas Copco AB, A Shares (Machinery)	1,766
14,818	Atlas Copco AB, B Shares (Machinery)	873
8,986	Electrolux AB, Class - B (Household Durables)	218
9,862	Equities AB (Capital Markets)	538
13,957	Essity AB, Class - B (Household Products)	456
4,929	Evolution AB (Hotels, Restaurants & Leisure)	702
23,886	Hennes & Mauritz AB, B Shares (Specialty Retail)	471
15,868	Husqvarna AB (Household Durables)	254
193	Industrivarden AB, A Shares (Diversified Financial Services)	6
6,435	Kinnevik AB, Class - B (Diversified Financial Services)(a)	230
35,660	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)	2,005
6,416	Sandvik AB (Machinery)	179
18,663	Sinch AB (Software)(a)	238
61,801	Skandinaviska Enskilda Banken AB, Class - A (Banks)	861
33,960	Skanska AB, B Shares (Construction & Engineering)	880
36,959	SKF AB, B Shares (Machinery)	878
12,547	Svenska Handelsbanken AB, A Shares (Banks)	136
34,388	Swedbank AB, A Shares (Banks)	693
69,800	Swedish Match AB (Tobacco)	557
26,659	Tele2 AB, B Shares (Wireless Telecommunication Services)	381
110,036	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	1,216
97,844	Telia Co. AB (Diversified Telecommunication Services)	384
117,701	Volvo AB, B Shares (Machinery)	2,733
		17,819
	Switzerland — 9.35%
135,931	ABB Ltd., Registered Shares (Electrical Equipment)	5,208
18,435	Alcon, Inc. (Health Care Equipment & Supplies)	1,634
1,838	Baloise Holding AG, Registered Shares (Insurance)	301

Shares	Security Description	Value (000)
	Switzerland (continued)
116	Barry Callebaut AG, Registered Shares (Food Products)	$282
5	Chocoladefabriken Lindt & Spruengli AG (Food Products)	671
44	Chocoladefabriken Lindt & Spruengli AG (Food Products)	610
14,421	Coca-Cola HBC AG (Beverages)	499
19,821	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	2,980
761	EMS-Chemie Holding AG (Chemicals)	853
34	Givaudan SA, Registered Shares (Chemicals)	179
27,552	Idorsia Ltd. (Biotechnology)(a)	564
5,080	Kuehne & Nagel International AG, Registered Shares (Marine)	1,642
4,467	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)	3,735
8,432	Medacta Group SA (Health Care Equipment & Supplies)(a)	1,314
115,521	Nestle SA, Registered Shares (Food Products)	16,161
80,830	Novartis AG, Registered Shares (Pharmaceuticals)	7,124
441	Partners Group Holding AG (Capital Markets)	732
29,400	Roche Holding AG (Pharmaceuticals)	12,235
500	SGS SA, Registered Shares (Professional Services)	1,673
539	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)	212
1,212	Swiss Life Holding AG (Insurance)	744
3,688	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	363
9,698	Swiss Re AG (Insurance)	961
1,212	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	685
4,423	Temenos AG, Registered Shares (Software)	612
1,098	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	336
223,386	UBS Group AG (Capital Markets)	4,027
1,798	Vifor Pharma AG (Pharmaceuticals)	320
4,186	Zurich Financial Services AG (Insurance)	1,840
		68,497
	United Kingdom — 11.73%
38,163	3i Group PLC (Capital Markets)	748
39,246	abrdn PLC (Diversified Financial Services)	128
5,633	Admiral Group PLC (Insurance)	241
46,639	Anglo American PLC (Metals & Mining)	1,904
17,119	Ashtead Group PLC (Trading Companies & Distributors)	1,377
21,941	Associated British Foods PLC (Food Products)	596

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
57,151	AstraZeneca PLC (Pharmaceuticals)	$6,713
35,579	Auto Trader Group PLC (Interactive Media & Services)	356
27,235	Aveva Group PLC (Software)	1,255
380,982	Aviva PLC (Insurance)	2,116
121,738	BAE Systems PLC (Aerospace & Defense)	906
74,250	Barratt Developments PLC (Household Durables)	752
83,410	BP PLC (Oil, Gas & Consumable Fuels)	373
122,235	British American Tobacco PLC (Tobacco)	4,522
48,150	British Land Co. PLC (Equity Real Estate Investment Trusts)	346
67,311	BT Group PLC (Diversified Telecommunication Services)	154
12,788	Bunzl PLC (Trading Companies & Distributors)	499
44,208	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	1,087
16,992	Carnival PLC (Hotels, Restaurants & Leisure)(a)	318
19,461	Coca-Cola Europacific Partners PLC (Beverages)	1,088
68,980	Compass Group PLC (Hotels, Restaurants & Leisure)(a)	1,541
41,212	Diageo PLC (Beverages)	2,251
8,558	Ferguson PLC (Trading Companies & Distributors)	1,518
176,859	GlaxoSmithKline PLC (Pharmaceuticals)	3,845
14,664	Halma PLC (Electronic Equipment, Instruments & Components)	635
10,082	Hargreaves Lansdown PLC (Capital Markets)	185
213,787	HSBC Holdings PLC (Banks)	1,298
98,505	Imperial Brands PLC (Tobacco)	2,155
278,038	Informa PLC (Media)(a)	1,944
6,566	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)(a)	425
6,129	Intertek Group PLC (Professional Services)	467
74,568	J Sainsbury PLC (Food & Staples Retailing)	278
118,900	Kingfisher PLC (Specialty Retail)	544
26,793	Land Securities Group PLC (Equity Real Estate Investment Trusts)	282
230,229	Legal & General Group PLC (Insurance)	927
9,354	Linde PLC (Chemicals)	3,258
56,079	M&G PLC (Diversified Financial Services)	151
98,922	Meggitt PLC (Aerospace & Defense)(a)	988
175,256	Melrose Industries PLC (Industrial Conglomerates)	379
18,592	Mondi PLC (Paper & Forest Products)	459
169,478	National Grid PLC (Multi-Utilities)	2,431
5,049	Next PLC (Multiline Retail)	557
16,942	Pearson PLC (Media)	141

Shares	Security Description	Value (000)
	United Kingdom (continued)
14,218	Persimmon PLC (Household Durables)	$550
28,258	Prudential PLC (Insurance)	487
35,251	RecKitt Benckiser Group PLC (Household Products)	3,025
108,450	RELX PLC (Professional Services)	3,525
70,222	Rentokil Initial PLC (Commercial Services & Supplies)	555
66,751	Rio Tinto PLC (Metals & Mining)	4,419
307,979	Rolls-Royce Holdings PLC (Aerospace & Defense)(a)	512
180,472	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	3,961
141,622	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	3,109
3,268	Schroders PLC (Capital Markets)	157
41,641	Segro PLC (Equity Real Estate Investment Trusts)	810
9,195	Severn Trent PLC (Water Utilities)	367
7,889	Smith & Nephew PLC (Health Care Equipment & Supplies)	138
12,142	Smiths Group PLC (Industrial Conglomerates)	260
2,797	Spirax-Sarco Engineering PLC (Machinery)	608
44,660	SSE PLC (Electric Utilities)	997
9,471	St. James Place PLC (Capital Markets)	216
37,451	Standard Chartered PLC (Banks)	227
87,671	Stellantis N.V. (Automobiles)	1,665
40,045	Tesco PLC (Food & Staples Retailing)	157
42,066	The Sage Group PLC (Software)	485
18,373	The Weir Group PLC (Machinery)	426
108,838	Unilever PLC (Personal Products)	5,812
11,330	United Utilities Group PLC (Water Utilities)	167
474,755	Vodafone Group PLC (Wireless Telecommunication Services)	721
7,653	Whitbread PLC (Hotels, Restaurants & Leisure)(a)	310
		85,804
	United States — 0.05%
12,203	Bausch Health Companies, Inc. (Pharmaceuticals)(a)	337
	Total Common Stocks	708,203
	Preferred Stocks — 0.48%
	Germany — 0.48%
1,461	Sartorius AG — Preferred (Health Care Equipment & Supplies)	990
12,574	Volkswagen AG — Preferred (Automobiles)	2,540
	Total Preferred Stocks	3,530

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Investment Company — 0.87%
6,398,057	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(c)	$6,398
	Total Investment Company	6,398
	Purchased Options on Futures — 0.02%
	Total Purchased Options on Futures	153
	Total Investments (cost $444,214) — 98.09%	718,284
	Other assets in excess of liabilities — 1.91%	13,998
	Net Assets — 100.00%	$732,282

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	Security was valued using significant unobservable inputs as of December 31, 2021.

(c)	Annualized 7-day yield as of period-end.

As of December 31, 2021, 100% of the Portfolio’s net assets were managed by Parametric Portfolio Associates, LLC.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2021.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	100	3/18/22	$11,609	$184
			$11,609	$184
	Total Unrealized Appreciation			$184
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$184

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2021 (Unaudited)

Options on Futures Contracts

Exchange-traded options on futures contacts written as of December 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	14	$3,115	$4,450.00	1/21/22	$(7)
E-Mini S&P 500 Future Option	Put	16	3,423	4,280.00	1/21/22	(4)
E-Mini S&P 500 Future Option	Put	8	1,676	4,190.00	1/21/22	(2)
E-Mini S&P 500 Future Option	Put	7	1,442	4,120.00	1/21/22	(1)
E-Mini S&P 500 Future Option	Put	7	1,439	4,110.00	1/21/22	(1)
E-Mini S&P 500 Future Option	Put	14	2,926	4,180.00	1/31/22	(5)
E-Mini S&P 500 Future Option	Put	8	1,660	4,150.00	1/31/22	(3)
E-Mini S&P 500 Future Option	Put	7	1,460	4,170.00	1/31/22	(3)
E-Mini S&P 500 Future Option	Put	7	1,477	4,220.00	1/31/22	(3)
E-Mini S&P 500 Future Option	Put	14	3,052	4,360.00	1/31/22	(9)
E-Mini S&P 500 Future Option	Put	7	1,474	4,210.00	1/31/22	(3)
E-Mini S&P 500 Future Option	Put	7	1,379	3,940.00	2/21/22	(3)
E-Mini S&P 500 Future Option	Put	7	1,393	3,980.00	2/21/22	(4)
E-Mini S&P 500 Future Option	Put	16	3,679	4,600.00	2/21/22	(46)
E-Mini S&P 500 Future Option	Put	7	1,453	4,150.00	2/21/22	(5)
E-Mini S&P 500 Future Option	Put	7	1,383	3,950.00	2/21/22	(3)
E-Mini S&P 500 Future Option	Put	14	3,010	4,300.00	2/28/22	(21)
E-Mini S&P 500 Future Option	Put	14	3,129	4,470.00	3/18/22	(47)
						$(170)

Exchanged-traded options on futures contacts purchased as of December 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	7	$1,645	$4,700.00	1/21/22	$13
E-Mini S&P 500 Future Option	Put	8	1,820	4,550.00	1/21/22	7
E-Mini S&P 500 Future Option	Put	7	1,628	4,650.00	1/31/22	15
E-Mini S&P 500 Future Option	Put	8	1,920	4,800.00	2/21/22	46
E-Mini S&P 500 Future Option	Put	7	1,610	4,600.00	2/28/22	23
E-Mini S&P 500 Future Option	Put	7	1,671	4,775.00	3/18/22	49
						$153

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 79.33%
	Australia — 5.65%
11,784	Afterpay Ltd. (IT Services)(a)	$712
12,849	Ampol Ltd. (Oil, Gas & Consumable Fuels)	277
64,076	APA Group (Gas Utilities)	469
32,640	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	1,034
10,511	ASX Ltd. (Capital Markets)	710
99,161	Aurizon Holdings Ltd. (Road & Rail)	252
103,526	AusNet Services (Electric Utilities)	194
154,006	Australia & New Zealand Banking Group Ltd. (Banks)	3,082
159,745	BHP Billiton Ltd. (Metals & Mining)^	4,822
114,340	BHP Group Ltd. (Metals & Mining)	3,403
27,339	BlueScope Steel Ltd. (Metals & Mining)	416
78,257	Brambles Ltd. (Commercial Services & Supplies)	605
3,569	Cochlear Ltd. (Health Care Equipment & Supplies)	561
72,155	Coles Group Ltd. (Food & Staples Retailing)	942
96,055	Commonwealth Bank of Australia (Banks)	7,058
29,396	Computershare Ltd. (IT Services)	428
20,195	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)(a)	176
25,672	CSL Ltd. (Biotechnology)	5,430
58,823	Dexus (Equity Real Estate Investment Trusts)	476
3,278	Domino’s Pizza Enterprises Ltd. (Hotels, Restaurants & Leisure)	281
72,480	Endeavour Group Ltd. (Food & Staples Retailing)	355
98,971	Evolution Mining Ltd. (Metals & Mining)	292
91,744	Fortescue Metals Group Ltd. (Metals & Mining)	1,282
90,156	Goodman Group (Equity Real Estate Investment Trusts)	1,738
11,315	IDP Education Ltd. (Diversified Consumer Services)	285
133,518	Insurance Australia Group Ltd. (Insurance)	414
37,213	LendLease Group (Real Estate Management & Development)(b)	289
18,990	Macquarie Group Ltd. (Capital Markets)	2,837
7,489	Magellan Financial Group Ltd. (Capital Markets)	116
148,088	Medibank Private Ltd. (Insurance)	361
214,324	Mirvac Group (Equity Real Estate Investment Trusts)	454
178,290	National Australia Bank Ltd. (Banks)	3,740
44,168	Newcrest Mining Ltd. (Metals & Mining)	786
60,148	Northern Star Resources Ltd. (Metals & Mining)	412
21,980	Orica Ltd. (Chemicals)	219
95,103	Origin Energy Ltd. (Electric Utilities)	362
49,394	Qantas Airways Ltd. (Airlines)(a)	180

Shares	Security Description	Value (000)
	Australia (continued)
79,754	QBE Insurance Group Ltd. (Insurance)	$658
9,942	Ramsay Health Care Ltd. (Health Care Providers & Services)	517
2,846	REA Group Ltd. (Interactive Media & Services)	347
15,778	Reece Ltd. (Trading Companies & Distributors)	310
20,106	Rio Tinto Ltd. (Metals & Mining)	1,464
167,931	Santos Ltd. (Oil, Gas & Consumable Fuels)(b)	771
284,073	Scentre Group (Equity Real Estate Investment Trusts)	653
18,174	SEEK Ltd. (Interactive Media & Services)	433
24,616	Sonic Healthcare Ltd. (Health Care Providers & Services)	835
251,680	South32 Ltd. (Metals & Mining)	734
131,886	Stockland (Equity Real Estate Investment Trusts)	407
69,419	Suncorp Group Ltd. (Insurance)	559
71,334	Sydney Airport (Transportation Infrastructure)(a)	450
120,715	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	441
223,469	Telstra Corp. Ltd. (Diversified Telecommunication Services)	679
104,568	The GPT Group (Equity Real Estate Investment Trusts)	412
165,034	Transurban Group (Transportation Infrastructure)	1,659
38,870	Treasury Wine Estates Ltd. (Beverages)	350
209,818	Vicinity Centres (Equity Real Estate Investment Trusts)(b)	258
11,698	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	252
61,344	Wesfarmers Ltd. (Multiline Retail)	2,646
198,607	Westpac Banking Corp. (Banks)	3,084
7,902	WiseTech Global Ltd. (Software)	337
52,097	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	831
68,664	Woolworths Group Ltd. (Food & Staples Retailing)	1,898
		66,435
	Austria — 0.19%
18,538	Erste Group Bank AG (Banks)(b)	873
7,921	OMV AG (Oil, Gas & Consumable Fuels)	450
7,958	Raiffeisen Bank International AG (Banks)(b)	234
3,673	Verbund AG (Electric Utilities)	414
6,261	Voestalpine AG (Metals & Mining)	228
		2,199
	Belgium — 0.63%
9,363	Ageas SA (Insurance)	486
41,307	Anheuser-Busch InBev N.V. (Beverages)	2,499
2,967	Colruyt SA (Food & Staples Retailing)	126
1,710	Elia Group SA (Electric Utilities)(b)	225

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Belgium (continued)
6,240	Groupe Bruxelles Lambert SA (Diversified Financial Services)	$697
13,557	KBC Group N.V. (Banks)	1,165
8,241	Proximus SADP (Diversified Telecommunication Services)	161
840	Sofina SA (Diversified Financial Services)	413
4,029	Solvay SA, Class - A (Chemicals)	469
6,878	UCB SA (Pharmaceuticals)	786
10,684	Umicore SA (Chemicals)(b)	435
		7,462
	China — 0.09%
2,747	Futu Holdings Ltd., ADR (Capital Markets)(a)	119
11,700	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	644
72,000	SITC International Holdings Co. Ltd. (Marine)	260
		1,023
	Denmark — 2.16%
169	A.P. Moller - Maersk A/S, Class - A (Marine)	564
313	A.P. Moller - Maersk A/S, Class - B (Marine)	1,124
9,070	Ambu A/S, Class - B (Health Care Equipment & Supplies)^	240
5,443	Carlsberg A/S, Class - B (Beverages)	941
5,719	Christian Hansen Holding A/S (Chemicals)(b)	451
6,441	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	1,135
37,315	Danske Bank A/S (Banks)	645
5,861	Demant A/S (Health Care Equipment & Supplies)(a)	301
11,053	DSV A/S (Road & Rail)	2,585
3,563	Genmab A/S (Biotechnology)(a)(b)	1,435
6,758	GN Store Nord A/S (Health Care Equipment & Supplies)	426
91,206	Novo Nordisk A/S, Class - B (Pharmaceuticals)	10,264
11,134	Novozymes A/S, B Shares (Chemicals)	916
10,258	Orsted A/S (Electric Utilities)(b)	1,312
5,408	Pandora A/S (Textiles, Apparel & Luxury Goods)	675
453	ROCKWOOL International A/S, B Shares (Building Products)	198
19,695	Tryg A/S (Insurance)(b)	487
54,707	Vestas Wind Systems A/S (Electrical Equipment)	1,675
		25,374
	Finland — 1.00%
7,644	Elisa Oyj (Diversified Telecommunication Services)	471
24,151	Fortum Oyj (Electric Utilities)	742
14,721	Kesko Oyj, Class - B (Food & Staples Retailing)	492
18,420	Kone Oyj, Class - B (Machinery)	1,322

Shares	Security Description	Value (000)
	Finland (continued)
22,893	Neste Oyj (Oil, Gas & Consumable Fuels)	$1,130
291,852	Nokia Oyj (Communications Equipment)(a)	1,852
175,268	Nordea Bank Abp (Banks)	2,144
5,720	Orion Oyj, Class - B (Pharmaceuticals)	238
27,021	Sampo Oyj, Class - A (Insurance)	1,355
31,562	Stora Enso Oyj, R Shares (Paper & Forest Products)	580
29,042	UPM-Kymmene Oyj (Paper & Forest Products)	1,106
25,653	Wartsila Oyj Abp (Machinery)	361
		11,793
	France — 8.63%
9,318	Accor SA (Hotels, Restaurants & Leisure)(a)(b)	302
1,611	Aeroports de Paris (Transportation Infrastructure)(a)	208
25,672	Air Liquide SA (Chemicals)	4,481
17,236	Alstom SA (Machinery)	613
3,328	Amundi SA (Capital Markets)	275
3,328	Arkema SA (Chemicals)	469
104,912	AXA SA (Insurance)	3,127
2,245	BioMerieux (Health Care Equipment & Supplies)	319
60,870	BNP Paribas SA (Banks)	4,211
46,939	Bollore SA (Entertainment)	263
12,416	Bouygues SA (Construction & Engineering)	445
16,007	Bureau Veritas SA (Professional Services)(b)	532
8,684	Capgemini SE (IT Services)	2,130
34,109	Carrefour SA (Food & Staples Retailing)(b)	625
9,295	CNP Assurances (Insurance)	230
27,388	Compagnie de Saint-Gobain (Building Products)	1,929
9,182	Compagnie Generale des Etablissements Michelin (Auto Components)	1,507
2,869	Covivio (Equity Real Estate Investment Trusts)	236
66,805	Credit Agricole SA (Banks)	954
35,375	Danone SA (Food Products)	2,198
1,365	Dassault Aviation SA (Aerospace & Defense)(b)	148
36,022	Dassault Systemes SE (Software)	2,145
13,581	Edenred (IT Services)	627
4,524	Eiffage SA (Construction & Engineering)(b)	466
25,644	Electricite de France SA (Electric Utilities)	302
99,030	Engie SA (Multi-Utilities)	1,467
15,553	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	3,315
2,137	Eurazeo SE (Diversified Financial Services)	187
122	Faurecia SE (Auto Components)	6
6,238	Faurecia SE (Auto Components)	292
2,563	Gecina SA (Equity Real Estate Investment Trusts)(b)	359
23,761	Getlink SE (Transportation Infrastructure)	394

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
1,715	Hermes International (Textiles, Apparel & Luxury Goods)	$2,999
2,037	Ipsen SA (Pharmaceuticals)	187
4,061	Kering SA (Textiles, Apparel & Luxury Goods)	3,268
11,038	Klepierre SA (Equity Real Estate Investment Trusts)	262
5,209	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)	231
14,527	Legrand SA (Electrical Equipment)	1,702
13,589	L’Oreal SA (Personal Products)	6,449
15,034	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	12,441
107,761	Orange SA (Diversified Telecommunication Services)(b)	1,155
2,820	Orpea (Health Care Providers & Services)(b)	283
11,336	Pernod Ricard SA (Beverages)	2,729
12,293	Publicis Groupe SA (Media)	828
1,224	Remy Cointreau SA (Beverages)^	298
10,390	Renault SA (Automobiles)(a)	361
18,523	Safran SA (Aerospace & Defense)	2,270
61,612	Sanofi (Pharmaceuticals)	6,213
1,502	Sartorius Stedim Biotech (Life Sciences Tools & Services)	825
29,313	Schneider Electric SE (Electrical Equipment)(b)	5,755
1,506	SEB SA (Household Durables)	235
43,785	Societe Generale SA (Banks)	1,506
4,829	Sodexo SA (Hotels, Restaurants & Leisure)	424
19,091	Suez SA (Multi-Utilities)	431
3,184	Teleperformance (Professional Services)	1,421
5,801	Thales SA (Aerospace & Defense)	494
135,893	TotalEnergies SE (Oil, Gas & Consumable Fuels)	6,903
5,026	UbiSoft Entertainment SA (Entertainment)(a)	246
6,765	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)(a)	475
12,441	Valeo SA (Auto Components)	376
35,494	Veolia Environnement SA (Multi-Utilities)	1,304
29,202	Vinci SA (Construction & Engineering)	3,089
41,964	Vivendi SA (Entertainment)	568
1,439	Wendel SE (Diversified Financial Services)	173
12,940	Worldline SA (IT Services)(a)	722
		101,385
	Germany — 6.62%
10,325	adidas AG (Textiles, Apparel & Luxury Goods)	2,976
22,379	Allianz SE (Insurance)	5,291
55,835	Aroundtown SA (Real Estate Management & Development)(b)	338
49,907	BASF SE (Chemicals)	3,510
53,288	Bayer AG, Registered Shares (Pharmaceuticals)	2,851

Shares	Security Description	Value (000)
	Germany (continued)
17,953	Bayerische Motoren Werke AG (Automobiles)	$1,809
4,468	Bechtle AG (IT Services)	320
5,525	Beiersdorf AG (Personal Products)	568
8,407	Brenntag AG (Trading Companies & Distributors)	762
2,190	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	461
54,407	Commerzbank AG (Banks)(a)	414
6,026	Continental AG (Auto Components)(a)	639
10,507	Covestro AG (Chemicals)	648
46,382	Daimler AG (Automobiles)(b)	3,570
23,191	Daimler Truck Holding AG (Machinery)(a)	852
8,785	Delivery Hero SE (Internet & Direct Marketing Retail)(a)	980
112,011	Deutsche Bank AG, Registered Shares (Capital Markets)(a)	1,405
10,351	Deutsche Boerse AG (Capital Markets)	1,733
32,585	Deutsche Lufthansa AG, Registered Shares (Airlines)(a)	229
53,748	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	3,459
180,919	Deutsche Telekom AG (Diversified Telecommunication Services)(b)	3,357
122,568	E.ON SE (Multi-Utilities)	1,701
11,637	Evonik Industries AG (Chemicals)	377
11,217	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	730
22,825	Fresenius SE & Co. KGAA (Health Care Providers & Services)	920
8,390	GEA Group AG (Machinery)	459
3,319	Hannover Rueckversicherung SE (Insurance)	632
8,063	HeidelbergCement AG (Construction Materials)	546
8,952	HelloFresh SE (Internet & Direct Marketing Retail)(a)	688
5,734	Henkel AG & Co. KGAA (Household Products)	448
70,800	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(b)	3,285
3,934	KION Group AG (Machinery)(b)	432
3,968	Knorr-Bremse AG (Machinery)	393
4,521	Lanxess AG (Chemicals)	280
4,121	LEG Immobilien AG (Real Estate Management & Development)	576
7,009	Merck KGAA (Pharmaceuticals)	1,811
2,909	MTU Aero Engines AG (Aerospace & Defense)	594
7,617	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	2,259
3,142	Nemetschek SE (Software)	403

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
5,774	Puma SE (Textiles, Apparel & Luxury Goods)(b)	$707
279	Rational AG (Machinery)	286
35,000	RWE AG (Multi-Utilities)	1,423
56,591	SAP SE (Software)	8,047
4,836	Scout24 AG (Interactive Media & Services)	338
41,448	Siemens AG, Registered Shares (Industrial Conglomerates)	7,205
21,731	Siemens Energy AG (Electrical Equipment)(a)	556
15,348	Siemens Healthineers AG (Health Care Equipment & Supplies)	1,150
7,018	Symrise AG (Chemicals)(b)	1,041
57,033	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	158
5,184	Uniper SE (Independent Power and Renewable Electricity Producers)	247
5,344	United Internet AG (Diversified Telecommunication Services)(b)	213
1,752	Volkswagen AG (Automobiles)	515
39,504	Vonovia SE (Real Estate Management & Development)	2,181
12,054	Zalando SE (Internet & Direct Marketing Retail)(a)	976
		77,749
	Hong Kong — 2.11%
654,918	AIA Group Ltd. (Insurance)	6,603
200,195	BOC Hong Kong Holdings Ltd. (Banks)	656
93,100	Budweiser Brewing Co. APAC Ltd. (Beverages)	244
588,000	China Common Rich Renewable Energy Investment Ltd. (Independent Power and Renewable Electricity Producers)(a)(c)	—
107,400	Chow Tai Fook Jewellery Group Ltd. (Specialty Retail)	193
109,700	CK Asset Holdings Ltd. (Real Estate Management & Development)	691
144,910	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	935
36,000	CK Infrastructure Holdings Ltd. (Electric Utilities)	229
89,219	CLP Holdings Ltd. (Electric Utilities)	901
108,000	ESR Cayman Ltd. (Real Estate Management & Development)(a)	365
118,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)(a)	611
111,720	Hang Lung Properties Ltd. (Real Estate Management & Development)	230
41,439	Hang Seng Bank Ltd. (Banks)	758
80,845	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	344

Shares	Security Description	Value (000)
	Hong Kong (continued)
143,877	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	$141
202,550	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	272
607,247	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	945
65,200	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	3,809
63,840	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	332
11,678	Melco Resorts & Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)(a)	119
83,500	MTR Corp. Ltd. (Road & Rail)	448
82,310	New World Development Co. Ltd. (Real Estate Management & Development)	326
74,868	Power Assets Holdings Ltd. (Electric Utilities)	467
131,460	Sands China Ltd. (Hotels, Restaurants & Leisure)(a)	306
187,429	Sino Land Co. Ltd. (Real Estate Management & Development)	233
70,360	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	854
26,430	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	150
66,400	Swire Properties Ltd. (Real Estate Management & Development)	166
74,500	Techtronic Industries Co. Ltd. (Machinery)	1,484
113,536	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,000
446,856	WH Group Ltd. (Food Products)(b)	280
91,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	462
98,000	Xinyi Glass Holdings Ltd. (Building Products)	245
		24,799
	Ireland (Republic of) — 0.88%
42,205	CRH PLC (Construction Materials)(b)	2,235
5,360	DCC PLC (Industrial Conglomerates)(b)	439
49,950	Experian PLC (Professional Services)	2,456
9,037	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(a)	1,430
24,023	James Hardie Industries PLC (Construction Materials)	966
8,652	Kerry Group PLC, Class - A (Food Products)(b)	1,115
8,352	Kingspan Group PLC (Building Products)	998
13,403	Smurfit Kappa Group PLC (Containers & Packaging)(b)	739
		10,378

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Isle of Man — 0.06%
31,712	GVC Holdings PLC (Hotels, Restaurants & Leisure)(a)	$722
	Israel — 0.58%
2,334	Azrieli Group Ltd. (Real Estate Management & Development)	223
60,975	Bank Hapoalim BM (Banks)	630
77,949	Bank Leumi Le (Banks)	839
5,753	Check Point Software Technologies Ltd. (Software)(a)	671
2,148	CyberArk Software Ltd. (Software)(a)	372
1,426	Elbit Systems Ltd. (Aerospace & Defense)	247
1,580	Fiverr International Ltd. (Internet & Direct Marketing Retail)(a)	180
37,850	ICL Group Ltd. (Chemicals)(b)	366
2,673	Inmode Ltd. (Health Care Equipment & Supplies)(a)	189
1	Isracard Ltd. (Consumer Finance)	—
62,246	Israel Discount Bank Ltd., Class - A (Banks)	420
2,501	Kornit Digital Ltd. (Machinery)(a)	381
7,527	Mizrahi Tefahot Bank Ltd. (Banks)	291
3,411	Nice Ltd. (Software)(a)	1,044
59,433	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)(a)	476
2,938	Wix.com Ltd. (IT Services)(a)	464
96	Wix.com Ltd. (IT Services)(a)	15
		6,808
	Italy — 1.64%
6,740	Amplifon SpA (Health Care Providers & Services)	364
59,721	Assicurazioni Generali SpA (Insurance)	1,267
26,799	Atlantia SpA (Transportation Infrastructure)(a)	533
28,113	Davide Campari-Milano N.V. (Beverages)	411
1,364	Diasorin SpA (Health Care Equipment & Supplies)	260
440,790	Enel SpA (Electric Utilities)(b)	3,536
136,558	Eni SpA (Oil, Gas & Consumable Fuels)	1,900
6,827	Ferrari N.V. (Automobiles)	1,768
32,893	FinecoBank Banca Fineco SpA (Banks)	578
18,200	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)^(b)	221
892,589	Intesa Sanpaolo SpA (Banks)(b)	2,311
33,554	Mediobanca Banca di Credito Finanziario SpA (Banks)	386
11,101	Moncler SpA (Textiles, Apparel & Luxury Goods)	809
25,351	Nexi SpA (IT Services)(a)(b)	404
27,956	Poste Italiane SpA (Insurance)	367
13,774	Prusmian SpA (Electrical Equipment)	519

Shares	Security Description	Value (000)
	Italy (continued)
5,626	Recordati SpA (Pharmaceuticals)	$362
109,298	Snam SpA (Gas Utilities)	659
539,017	Telecom Italia SpA (Diversified Telecommunication Services)	266
77,039	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	624
115,198	Unicredit SpA (Banks)	1,776
		19,321
	Japan — 17.96%
10,800	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	1,024
35,400	Aeon Mall Co. Ltd. (Food & Staples Retailing)	834
10,365	AGC, Inc. (Building Products)	495
8,000	Aisin Seiki Co. Ltd. (Auto Components)	307
25,200	Ajinomoto Co., Inc. (Food Products)	766
8,600	ANA Holdings, Inc. (Airlines)(a)(b)	180
24,700	Asahi Group Holdings Ltd. (Beverages)^(b)	961
11,800	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	254
67,810	Asahi Kasei Corp. (Chemicals)	637
100,790	Astellas Pharma, Inc. (Pharmaceuticals)	1,639
6,700	Azbil Corp. (Electronic Equipment, Instruments & Components)	305
10,800	Bandai Namco Holdings, Inc. (Leisure Products)	845
4,300	Benefit One, Inc. (Professional Services)	185
30,960	Bridgestone Corp. (Auto Components)	1,332
12,700	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	244
54,147	Canon, Inc. (Technology Hardware, Storage & Peripherals)^	1,319
9,500	Capcom Co. Ltd. (Entertainment)	224
7,800	Central Japan Railway Co. (Road & Rail)	1,041
35,000	Chubu Electric Power Co., Inc. (Electric Utilities)	369
36,400	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,182
58,300	Concordia Financial Group Ltd. (Banks)	212
1,100	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	162
21,900	CyberAgent, Inc. (Media)	364
11,939	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	300
5,500	Daifuku Co. Ltd. (Machinery)	450
54,400	Dai-ichi Life Holdings, Inc. (Insurance)	1,100
94,900	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	2,414
13,500	Daikin Industries Ltd. (Building Products)	3,061
3,547	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	406

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
31,030	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	$893
120	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)(b)	364
78,500	Daiwa Securities Group, Inc. (Capital Markets)	443
23,500	Denso Corp. (Auto Components)	1,947
11,670	Dentsu Group, Inc. (Media)	416
1,600	Disco Corp. (Semiconductors & Semiconductor Equipment)	489
16,400	East Japan Railway Co. (Road & Rail)	1,009
12,800	Eisai Co. Ltd. (Pharmaceuticals)	727
165,978	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	621
10,400	FANUC Corp. (Machinery)	2,205
3,200	Fast Retailing Co. Ltd. (Specialty Retail)	1,817
6,900	Fuji Electric Co. Ltd. (Electrical Equipment)	377
19,510	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,446
10,650	Fujitsu Ltd. (IT Services)(b)	1,827
233	GLP J-REIT (Equity Real Estate Investment Trusts)	403
2,300	GMO Payment Gateway, Inc. (IT Services)	287
12,400	Hakuhodo DY Holdings, Inc. (Media)	207
7,600	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	485
12,300	Hankyu Hanshin Holdings, Inc. (Road & Rail)	349
1,100	Hikari Tsushin, Inc. (Specialty Retail)	169
15,500	Hino Motors Ltd. (Machinery)	128
1,780	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	299
5,800	Hitachi Construction Machinery Co. Ltd. (Machinery)	168
52,480	Hitachi Ltd. (Industrial Conglomerates)	2,843
11,600	Hitachi Metals Ltd. (Metals & Mining)(a)	215
88,254	Honda Motor Co. Ltd. (Automobiles)	2,479
2,900	Hoshizaki Corp. (Machinery)	218
20,000	HOYA Corp. (Health Care Equipment & Supplies)	2,974
21,600	Hulic Co. Ltd. (Real Estate Management & Development)(b)	205
5,700	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	339
11,259	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	288
8,200	Iida Group Holdings Co. Ltd. (Household Durables)	191
55,300	Inpex Corp. (Oil, Gas & Consumable Fuels)	482
31,570	Isuzu Motors Ltd. (Automobiles)	393

Shares	Security Description	Value (000)
	Japan (continued)
2,900	ITO EN Ltd. (Beverages)	$152
64,458	ITOCHU Corp. (Trading Companies & Distributors)	1,972
5,200	ITOCHU Techno-Solutions Corp. (IT Services)	167
7,800	Japan Airlines Co. Ltd. (Airlines)(a)(b)	149
27,600	Japan Exchange Group, Inc. (Capital Markets)	604
22,100	Japan Post Bank Co. Ltd. (Banks)	203
132,760	Japan Post Holdings Co. Ltd. (Insurance)(b)	1,035
10,800	Japan Post Insurance Co. Ltd. (Insurance)(b)	174
68	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	386
380	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	327
65,027	Japan Tobacco, Inc. (Tobacco)^	1,313
26,600	JFE Holdings, Inc. (Metals & Mining)	339
10,933	JSR Corp. (Chemicals)	416
24,300	Kajima Corp. (Construction & Engineering)	279
7,300	Kakaku.com, Inc. (Interactive Media & Services)	195
9,600	Kansai Paint Co. Ltd. (Chemicals)	209
25,700	Kao Corp. (Personal Products)	1,345
87,300	KDDI Corp. (Wireless Telecommunication Services)	2,552
5,500	Keio Corp. (Road & Rail)	242
6,900	Keisei Electric Railway Co. Ltd. (Road & Rail)	187
10,500	Keyence Corp. (Electronic Equipment, Instruments & Components)	6,598
7,900	Kikkoman Corp. (Food Products)	664
9,200	Kintetsu Group Holdings Co. Ltd. (Road & Rail)(a)	257
44,510	Kirin Holdings Co. Ltd., Class - C (Beverages)	715
2,900	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	228
7,400	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	287
3,210	Koei Tecmo Holdings Co., Ltd. (Entertainment)	126
5,700	Koito Manufacturing Co. Ltd. (Auto Components)	302
47,390	Komatsu Ltd. (Machinery)	1,110
5,000	Konami Holdings Corp. (Entertainment)	240
1,800	Kose Corp. (Personal Products)	204
55,700	Kubota Corp. (Machinery)	1,237
5,300	Kurita Water Industries Ltd. (Machinery)	252
17,420	Kyocera Corp. (Electronic Equipment, Instruments & Components)	1,089
14,600	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	398
4,100	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	1,258
2,726	Lawson, Inc. (Food & Staples Retailing)	129
12,100	Lion Corp. (Household Products)	162

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
14,345	Lixil Corp. (Building Products)	$382
23,900	M3, Inc. (Health Care Technology)	1,204
12,100	Makita Corp. (Machinery)	514
84,671	Marubeni Corp. (Trading Companies & Distributors)	824
30,650	Mazda Motor Corp. (Automobiles)(a)	236
4,500	McDonald’s Holdings Co. Ltd. (Hotels, Restaurants & Leisure)^	199
9,800	Medipal Holdings Corp. (Health Care Providers & Services)	184
6,600	MEIJI Holdings Co. Ltd. (Food Products)	394
5,600	Mercari, Inc. (Internet & Direct Marketing Retail)(a)	285
19,700	MINEBEA MITSUMI, Inc. (Machinery)	559
15,400	MISUMI Group, Inc. (Machinery)	632
68,910	Mitsubishi Chemical Holdings Corp. (Chemicals)	510
68,440	Mitsubishi Corp. (Trading Companies & Distributors)	2,173
98,890	Mitsubishi Electric Corp. (Electrical Equipment)	1,254
65,900	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	914
8,500	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	144
17,297	Mitsubishi Heavy Industries Ltd. (Machinery)	400
661,582	Mitsubishi UFJ Financial Group, Inc. (Banks)	3,594
36,400	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	180
84,566	Mitsui & Co. Ltd. (Trading Companies & Distributors)	2,003
9,850	Mitsui Chemicals, Inc. (Chemicals)	265
50,300	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	997
4,700	Miura Co. Ltd. (Machinery)	162
130,552	Mizuho Financial Group, Inc. (Banks)	1,661
13,500	MonotaRO Co. Ltd. (Trading Companies & Distributors)	243
24,200	MS&AD Insurance Group Holdings, Inc. (Insurance)	747
31,100	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	2,476
13,230	NEC Corp. (Technology Hardware, Storage & Peripherals)	611
26,700	Nexon Co. Ltd. (Entertainment)	516
14,000	NGK Insulators Ltd. (Machinery)	237
24,200	Nidec Corp. (Electrical Equipment)	2,845
16,400	Nihon M&A Center Holdings, Inc. (Professional Services)	402

Shares	Security Description	Value (000)
	Japan (continued)
6,100	Nintendo Co. Ltd. (Entertainment)	$2,845
81	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	472
4,100	Nippon Express Co. Ltd. (Road & Rail)	246
38,600	Nippon Paint Holdings Co. Ltd. (Chemicals)(b)	421
113	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)(b)	400
2,600	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	181
46,300	Nippon Steel Corp. (Metals & Mining)(b)	756
69,540	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,905
8,700	Nippon Yusen Kabushiki Kaisha (Marine)	663
6,600	Nissan Chemical Corp. (Chemicals)	383
125,600	Nissan Motor Co. Ltd. (Automobiles)(a)	607
10,700	Nisshin Seifun Group, Inc. (Food Products)	154
3,400	Nissin Foods Holdings Co. Ltd. (Food Products)(b)	248
4,300	Nitori Holdings Co. Ltd. (Specialty Retail)	644
7,660	Nitto Denko Corp. (Chemicals)	592
166,400	Nomura Holdings, Inc. (Capital Markets)	726
6,900	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	159
232	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	326
18,220	Nomura Research Institute Ltd. (IT Services)	782
34,200	NTT Data Corp. (IT Services)	733
35,000	Obayashi Corp. (Construction & Engineering)	271
3,800	Obic Co. Ltd. (IT Services)	714
15,800	Odakyu Electric Railway Co. Ltd. (Road & Rail)	293
44,100	Oji Paper Co. Ltd. (Paper & Forest Products)	214
59,800	Olympus Corp. (Health Care Equipment & Supplies)	1,378
10,000	OMRON Corp. (Electronic Equipment, Instruments & Components)	996
20,000	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	497
4,500	Open House Group Co. Ltd. (Real Estate Management & Development)(b)	236
2,100	Oracle Corp. (Software)	160
10,800	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	1,821
66,100	ORIX Corp. (Diversified Financial Services)	1,349
143	ORIX JREIT, Inc. (Equity Real Estate Investment Trusts)	224
20,445	Osaka Gas Co. Ltd. (Gas Utilities)	338
6,200	OTSUKA Corp. (IT Services)	296
21,100	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	765
22,300	Pan Pacific International Holdings Corp. (Multiline Retail)	308
119,600	Panasonic Corp. (Household Durables)	1,315

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
9,600	Persol Holdings Co. Ltd. (Professional Services)	$279
4,900	Pola Orbis Holdings, Inc. (Personal Products)	82
47,000	Rakuten, Inc. (Internet & Direct Marketing Retail)	472
73,500	Recruit Holdings Co. Ltd. (Professional Services)	4,455
68,000	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)(b)	841
111,885	Resona Holdings, Inc. (Banks)	435
36,200	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	337
2,000	Rinnai Corp. (Household Durables)	181
4,670	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	425
13,700	Ryohin Keikaku Co. Ltd. (Multiline Retail)	209
19,500	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	239
13,300	SBI Holdings, Inc. (Capital Markets)	363
8,400	SCSK Corp. (IT Services)	167
11,400	Secom Co. Ltd. (Commercial Services & Supplies)	792
15,069	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	271
20,500	Sekisui Chemical Co. Ltd. (Household Durables)	343
33,525	Sekisui House Ltd. (Household Durables)	720
40,730	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	1,791
17,300	SG Holdings Co. Ltd. (Air Freight & Logistics)	405
11,600	Sharp Corp. (Household Durables)(b)	133
12,800	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	540
4,000	Shimano, Inc. (Leisure Products)	1,066
29,800	Shimizu Corp. (Construction & Engineering)	185
19,185	Shin-Etsu Chemical Co. Ltd. (Chemicals)	3,322
14,300	Shionogi & Co. Ltd. (Pharmaceuticals)	1,010
21,600	Shiseido Co. Ltd. (Personal Products)	1,205
3,100	SMC Corp. (Machinery)	2,091
155,554	Softbank Corp. (Wireless Telecommunication Services)	1,967
65,300	SoftBank Group Corp. (Wireless Telecommunication Services)	3,084
3,900	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	155
17,160	Sompo Holdings, Inc. (Insurance)	725
68,300	Sony Corp. (Household Durables)	8,595
4,600	Square Enix Holdings Co. Ltd. (Entertainment)	236
7,100	Stanley Electric Co. Ltd. (Auto Components)	178

Shares	Security Description	Value (000)
	Japan (continued)
33,354	Subaru Corp. (Automobiles)	$597
18,000	SUMCO Corp. (Semiconductors & Semiconductor Equipment)(b)	368
79,860	Sumitomo Chemical Co. Ltd. (Chemicals)	376
61,040	Sumitomo Corp. (Trading Companies & Distributors)	903
9,600	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals)	111
40,920	Sumitomo Electric Industries Ltd. (Auto Components)	534
13,300	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	503
70,703	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,424
18,200	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	608
17,000	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	500
7,500	Suntory Beverage & Food Ltd. (Beverages)	271
20,000	Suzuki Motor Corp. (Automobiles)	770
9,100	Sysmex Corp. (Health Care Equipment & Supplies)	1,230
29,000	T&D Holdings, Inc. (Insurance)	371
10,350	Taisei Corp. (Construction & Engineering)	315
2,000	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	92
8,200	Taiyo Nippon Sanso Corp. (Chemicals)	179
85,845	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	2,341
21,100	TDK Corp. (Electronic Equipment, Instruments & Components)	824
35,000	Terumo Corp. (Health Care Equipment & Supplies)	1,479
28,400	The Chiba Bank Ltd. (Banks)	163
38,210	The Kansai Electric Power Co., Inc. (Electric Utilities)	357
23,800	The Shizuoka Bank Ltd. (Banks)	170
12,100	TIS, Inc. (IT Services)	360
10,100	Tobu Railway Co. Ltd. (Road & Rail)	230
6,000	Toho Co. Ltd. (Entertainment)	257
34,040	Tokio Marine Holdings, Inc. (Insurance)	1,892
2,000	Tokyo Century Corp. (Diversified Financial Services)	97
82,700	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(a)	214
8,060	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	4,644
20,400	Tokyo Gas Co. Ltd. (Gas Utilities)	366
26,900	Tokyu Corp. (Road & Rail)	357

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
14,100	TOPPAN, Inc. (Commercial Services & Supplies)	$264
74,800	Toray Industries, Inc. (Chemicals)	443
22,100	Toshiba Corp. (Industrial Conglomerates)	909
14,000	Tosoh Corp. (Chemicals)	208
7,600	TOTO Ltd. (Building Products)	350
4,800	Toyo Suisan Kaisha Ltd. (Food Products)	203
7,900	Toyota Industries Corp. (Auto Components)	631
574,400	Toyota Motor Corp. (Automobiles)	10,515
11,500	Toyota Tsusho Corp. (Trading Companies & Distributors)	530
7,200	Trend Micro, Inc. (Software)	400
2,100	Tsuruha Holdings, Inc. (Food & Staples Retailing)	202
21,900	Unicharm Corp. (Household Products)	952
11,600	USS Co. Ltd. (Specialty Retail)	181
5,100	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	159
11,700	West Japan Railway Co. (Road & Rail)(b)	489
6,900	Yakult Honsha Co. Ltd. (Food Products)	360
7,200	Yamaha Corp. (Leisure Products)	355
16,100	Yamaha Motor Co. Ltd. (Automobiles)	386
15,700	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	369
13,000	Yaskawa Electric Corp. (Machinery)	638
12,300	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	222
145,300	Z Holdings Corp. (Interactive Media & Services)	843
6,700	ZOZO, Inc. (Internet & Direct Marketing Retail)(b)	209
		211,002
	Jersey — 0.32%
539,686	Glencore PLC (Metals & Mining)(b)	2,738
64,409	WPP PLC (Media)	976
		3,714
	Luxembourg — 0.20%
36,325	ArcelorMittal SA (Metals & Mining)	1,163
7,240	Eurofins Scientific SE (Life Sciences Tools & Services)	897
25,716	Tenaris SA (Energy Equipment & Services)	270
		2,330
	Netherlands — 4.66%
22,793	ABN AMRO Group N.V. (Banks)	335
1,072	Adyen N.V. (IT Services)(a)(b)	2,821
96,800	AEGON N.V. (Insurance)	484
31,929	Airbus SE (Aerospace & Defense)(a)	4,084
10,155	Akzo Nobel N.V. (Chemicals)	1,116

Shares	Security Description	Value (000)
	Netherlands (continued)
2,491	Argenx SE (Biotechnology)(a)	$894
2,531	ASM International N.V. (Semiconductors & Semiconductor Equipment)	1,120
22,380	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	18,004
55,271	CNH Industrial N.V. (Machinery)	1,074
4,678	Euronext NV (Capital Markets)	486
5,839	EXOR N.V. (Diversified Financial Services)	525
6,212	Heineken Holding N.V., Class - A (Beverages)	574
14,034	Heineken N.V. (Beverages)	1,579
3,088	IMCD NV (Trading Companies & Distributors)(b)	684
211,291	ING Groep N.V. (Banks)	2,945
5,507	JDE Peet’s N.V. (Food Products)	170
9,786	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)	540
56,668	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	1,944
9,458	Koninklijke DSM N.V. (Chemicals)	2,132
181,532	Koninklijke KPN N.V. (Diversified Telecommunication Services)	564
49,649	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	1,852
14,623	NN Group N.V. (Insurance)^	793
50,564	Prosus N.V. (Internet & Direct Marketing Retail)(b)	4,233
12,407	QIAGEN N.V. (Life Sciences Tools & Services)(a)	692
6,485	Randstad N.V. (Professional Services)	443
36,970	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	1,825
39,268	Universal Music Group N.V. (Entertainment)	1,108
14,518	Wolters Kluwer N.V. (Professional Services)	1,712
		54,733
	New Zealand — 0.23%
66,783	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	352
31,227	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	700
36,161	Mercury NZ Ltd. (Electric Utilities)	152
68,941	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	229
22,895	Ryman Healthcare Ltd. (Health Care Providers & Services)	192
95,821	Spark New Zealand Ltd. (Diversified Telecommunication Services)	297
7,237	Xero Ltd. (Software)(a)	744
		2,666

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Norway — 0.52%
13,970	Adevinta ASA (Interactive Media & Services)(a)	$186
6,837	Aker BP ASA (Oil, Gas & Consumable Fuels)	211
50,387	DNB Bank ASA (Banks)	1,156
52,905	Equinor ASA (Oil, Gas & Consumable Fuels)	1,418
10,949	Gjensidige Forsikring ASA (Insurance)	266
23,773	Mowi ASA (Food Products)	564
72,578	Norsk Hydro ASA (Metals & Mining)	573
40,793	Orkla ASA (Food Products)	409
3,922	Schibsted ASA, Class - A (Media)	152
5,306	Schibsted ASA, Class - B (Media)	179
37,954	Telenor ASA (Diversified Telecommunication Services)	598
8,982	Yara International ASA (Chemicals)	454
		6,166
	Poland — 0.01%
10,783	InPost SA (Air Freight & Logistics)(a)	130
	Portugal — 0.12%
151,519	EDP - Energias de Portugal SA (Electric Utilities)	834
27,240	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(b)	264
15,298	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)(b)	350
		1,448
	Singapore — 0.96%
185,138	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	405
266,424	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	403
143,900	Capitaland Investment, Ltd. (Real Estate Management & Development)(a)	364
24,400	City Developments Ltd. (Real Estate Management & Development)	123
98,131	DBS Group Holdings Ltd. (Banks)	2,380
328,500	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	189
77,900	Keppel Corp. Ltd. (Industrial Conglomerates)	296
118,700	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	176
172,290	Mapletree Logistics Trust (Equity Real Estate Investment Trusts)	243
183,237	Oversea-Chinese Banking Corp. Ltd. (Banks)	1,550
7,456	Sea Ltd., ADR (Entertainment)(a)	1,669
72,200	Singapore Airlines Ltd. (Airlines)(a)	267
43,900	Singapore Exchange Ltd. (Capital Markets)	303
84,500	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	236

Shares	Security Description	Value (000)
	Singapore (continued)
443,840	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	$764
64,000	United Overseas Bank Ltd. (Banks)	1,278
24,800	United Overseas Land Group Ltd. (Real Estate Management & Development)	131
14,800	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	201
103,500	Wilmar International Ltd. (Food Products)	318
		11,296
	Spain — 1.82%
13,320	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	357
4,055	Aena SME SA (Transportation Infrastructure)(a)	641
24,410	Amadeus IT Group SA (IT Services)(a)	1,657
360,789	Banco Bilbao Vizcaya Argentaria SA (Banks)	2,156
937,758	Banco Santander SA (Banks)(b)	3,140
239,961	CaixaBank SA (Banks)	659
27,611	Cellnex Telecom SA (Diversified Telecommunication Services)	1,609
15,616	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	389
13,208	Enagas SA (Gas Utilities)(b)	307
17,371	Endesa SA (Electric Utilities)	399
26,190	Ferrovial SA (Construction & Engineering)	822
16,283	Grifols SA (Biotechnology)	313
310,541	Iberdrola SA (Electric Utilities)	3,681
59,033	Industria de Diseno Textil SA (Specialty Retail)	1,917
10,644	Naturgy Energy Group SA (Gas Utilities)	347
23,714	Red Electrica Corp. SA (Electric Utilities)	514
78,459	Repsol SA (Oil, Gas & Consumable Fuels)	932
12,931	Siemens Gamesa Renewable Energy SA, Registered Shares (Electrical Equipment)(a)	310
284,929	Telefonica SA (Diversified Telecommunication Services)	1,249
		21,399
	Sweden — 2.98%
17,007	Alfa Laval AB (Machinery)	686
54,292	Assa Abloy AB, B Shares (Building Products)	1,660
36,338	Atlas Copco AB, A Shares (Machinery)	2,516
21,128	Atlas Copco AB, B Shares (Machinery)	1,245
14,671	Boliden AB (Metals & Mining)	568
12,253	Electrolux AB, Class - B (Household Durables)	298
25,741	Embracer Group AB, Class - A (Entertainment)(a)	275
35,740	Epiroc AB, Class - A (Machinery)	907
21,020	Epiroc AB, Class - B (Machinery)	446
16,023	Equities AB (Capital Markets)	874
32,932	Essity AB, Class - B (Household Products)	1,077
9,319	Evolution AB (Hotels, Restaurants & Leisure)	1,327

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
5,786	Fastighets AB Balder, Class - B (Real Estate Management & Development)(a)	$418
12,341	Getinge AB, B Shares (Health Care Equipment & Supplies)	540
39,498	Hennes & Mauritz AB, B Shares (Specialty Retail)	779
106,530	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	1,694
22,674	Husqvarna AB (Household Durables)	364
7,542	Industrivarden AB, A Shares (Diversified Financial Services)(b)	241
8,420	Industrivarden AB, C Shares (Diversified Financial Services)	265
7,990	Investment AB Latour, Class - B (Industrial Conglomerates)	326
27,170	Investor AB, Class - A (Diversified Financial Services)	718
98,349	Investor AB, Class - B (Diversified Financial Services)	2,479
13,089	Kinnevik AB, Class - B (Diversified Financial Services)(a)	468
4,135	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)	233
12,587	Lifco AB, Class - B (Industrial Conglomerates)	377
10,849	Lundin Energy AB (Oil, Gas & Consumable Fuels)	390
77,104	Nibe Industrier AB, Class - B (Building Products)	1,167
8,892	Sagax AB, Class - B (Real Estate Management & Development)	300
61,142	Sandvik AB (Machinery)	1,710
17,010	Securitas AB, B Shares (Commercial Services & Supplies)	235
28,277	Sinch AB (Software)(a)	360
88,060	Skandinaviska Enskilda Banken AB, Class - A (Banks)	1,227
18,425	Skanska AB, B Shares (Construction & Engineering)	478
20,675	SKF AB, B Shares (Machinery)	491
32,932	Svenska Cellulosa AB SCA, B Shares (Paper & Forest Products)	586
78,850	Svenska Handelsbanken AB, A Shares (Banks)	854
49,037	Swedbank AB, A Shares (Banks)	989
85,429	Swedish Match AB (Tobacco)	681
26,977	Tele2 AB, B Shares (Wireless Telecommunication Services)	386
157,925	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	1,745

Shares	Security Description	Value (000)
	Sweden (continued)
143,215	Telia Co. AB (Diversified Telecommunication Services)(b)	$561
77,672	Volvo AB, B Shares (Machinery)	1,802
10,616	Volvo AB, Class - A (Machinery)	250
		34,993
	Switzerland — 8.38%
88,998	ABB Ltd., Registered Shares (Electrical Equipment)	3,410
8,410	Adecco Group AG (Professional Services)(b)	430
27,065	Alcon, Inc. (Health Care Equipment & Supplies)	2,399
335	Bachem Holding AG, Registered Shares (Life Sciences Tools & Services)	263
2,512	Baloise Holding AG, Registered Shares (Insurance)	411
193	Barry Callebaut AG, Registered Shares (Food Products)(b)	470
57	Chocoladefabriken Lindt & Spruengli AG (Food Products)	790
6	Chocoladefabriken Lindt & Spruengli AG (Food Products)	805
11,585	Clariant AG, Registered Shares (Chemicals)	242
10,821	Coca-Cola HBC AG (Beverages)	374
28,264	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	4,249
143,352	Credit Suisse Group AG, Registered Shares (Capital Markets)	1,396
377	EMS-Chemie Holding AG (Chemicals)	423
1,940	Geberit AG, Registered Shares (Building Products)	1,587
500	Givaudan SA, Registered Shares (Chemicals)	2,630
28,269	Holcim Ltd., Registered Shares (Construction Materials)(b)	1,443
11,996	Julius Baer Group Ltd. (Capital Markets)	806
2,941	Kuehne & Nagel International AG, Registered Shares (Marine)	951
9,363	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	790
4,035	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)(b)	3,374
152,478	Nestle SA, Registered Shares (Food Products)	21,333
118,712	Novartis AG, Registered Shares (Pharmaceuticals)	10,462
1,231	Partners Group Holding AG (Capital Markets)	2,044
38,053	Roche Holding AG (Pharmaceuticals)	15,837
1,730	Roche Holding AG (Pharmaceuticals)	776
2,218	Schindler Holding AG (Machinery)	598

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
1,072	Schindler Holding AG, Registered Shares (Machinery)	$288
327	SGS SA, Registered Shares (Professional Services)(b)	1,094
7,677	Sika AG, Registered Shares (Chemicals)(b)	3,204
2,964	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(b)	1,164
560	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	1,191
1,710	Swiss Life Holding AG (Insurance)	1,049
4,558	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	449
16,339	Swiss Re AG (Insurance)	1,619
1,398	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	790
3,646	Temenos AG, Registered Shares (Software)	505
2,711	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	159
1,588	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	486
190,518	UBS Group AG (Capital Markets)	3,434
1,454	VAT Group AG (Machinery)(b)	725
2,632	Vifor Pharma AG (Pharmaceuticals)	469
8,153	Zurich Financial Services AG (Insurance)	3,584
		98,503
	United Kingdom — 10.93%
52,705	3i Group PLC (Capital Markets)	1,034
117,902	abrdn PLC (Diversified Financial Services)	384
10,473	Admiral Group PLC (Insurance)(b)	447
69,887	Anglo American PLC (Metals & Mining)	2,852
21,255	Antofagasta PLC (Metals & Mining)	385
24,227	Ashtead Group PLC (Trading Companies & Distributors)	1,948
19,294	Associated British Foods PLC (Food Products)	524
83,912	AstraZeneca PLC (Pharmaceuticals)(b)	9,855
51,905	Auto Trader Group PLC (Interactive Media & Services)(b)	520
6,560	Aveva Group PLC (Software)	302
211,960	Aviva PLC (Insurance)	1,177
174,099	BAE Systems PLC (Aerospace & Defense)	1,295
915,198	Barclays PLC (Banks)	2,316
55,322	Barratt Developments PLC (Household Durables)	560
6,127	Berkeley Group Holdings PLC (Household Durables)	396
1,089,549	BP PLC (Oil, Gas & Consumable Fuels)	4,873
118,082	British American Tobacco PLC (Tobacco)	4,368

Shares	Security Description	Value (000)
	United Kingdom (continued)
47,913	British Land Co. PLC (Equity Real Estate Investment Trusts)	$344
482,950	BT Group PLC (Diversified Telecommunication Services)	1,108
18,313	Bunzl PLC (Trading Companies & Distributors)	715
21,886	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(b)	538
11,117	Coca-Cola Europacific Partners PLC (Beverages)	622
96,839	Compass Group PLC (Hotels, Restaurants & Leisure)(a)	2,164
7,553	Croda International PLC (Chemicals)(b)	1,034
126,363	Diageo PLC (Beverages)	6,902
27,480	Evraz PLC (Metals & Mining)	224
12,043	Ferguson PLC (Trading Companies & Distributors)	2,136
272,691	GlaxoSmithKline PLC (Pharmaceuticals)	5,929
20,498	Halma PLC (Electronic Equipment, Instruments & Components)	888
19,332	Hargreaves Lansdown PLC (Capital Markets)	354
9,367	Hikma Pharmaceuticals PLC (Pharmaceuticals)(b)	281
1,106,325	HSBC Holdings PLC (Banks)	6,717
51,222	Imperial Brands PLC (Tobacco)	1,121
81,557	Informa PLC (Media)(a)	570
9,979	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)(a)	646
8,762	Intertek Group PLC (Professional Services)	668
93,909	J Sainsbury PLC (Food & Staples Retailing)	351
148,750	JD Sports Fashion PLC (Specialty Retail)(a)	438
10,462	Johnson Matthey PLC (Chemicals)	290
113,837	Kingfisher PLC (Specialty Retail)	521
38,314	Land Securities Group PLC (Equity Real Estate Investment Trusts)	403
323,675	Legal & General Group PLC (Insurance)	1,303
3,839,474	Lloyds Banking Group PLC (Banks)	2,484
17,823	London Stock Exchange Group PLC (Capital Markets)	1,672
140,862	M&G PLC (Diversified Financial Services)	380
236,978	Melrose Industries PLC (Industrial Conglomerates)	513
26,430	Mondi PLC (Paper & Forest Products)	653
196,347	National Grid PLC (Multi-Utilities)	2,816
310,576	Natwest Group PLC (Banks)(b)	949
7,176	Next PLC (Multiline Retail)	791
26,420	Ocado Group PLC (Internet & Direct Marketing Retail)(a)(b)	600
40,991	Pearson PLC (Media)	340
17,342	Persimmon PLC (Household Durables)	670
35,736	Phoenix Group Holdings PLC (Insurance)	316

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
141,623	Prudential PLC (Insurance)	$2,443
38,686	RecKitt Benckiser Group PLC (Household Products)	3,320
104,790	RELX PLC (Professional Services)	3,406
100,917	Rentokil Initial PLC (Commercial Services & Supplies)	798
60,791	Rio Tinto PLC (Metals & Mining)	4,025
453,177	Rolls-Royce Holdings PLC (Aerospace & Defense)(a)	754
222,045	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	4,873
199,425	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	4,379
6,787	Schroders PLC (Capital Markets)	327
65,383	Segro PLC (Equity Real Estate Investment Trusts)	1,271
13,615	Severn Trent PLC (Water Utilities)(b)	543
47,800	Smith & Nephew PLC (Health Care Equipment & Supplies)	837
21,398	Smiths Group PLC (Industrial Conglomerates)	457
3,991	Spirax-Sarco Engineering PLC (Machinery)	867
56,527	SSE PLC (Electric Utilities)	1,261
29,351	St. James Place PLC (Capital Markets)	669
142,196	Standard Chartered PLC (Banks)	863
110,196	Stellantis N.V. (Automobiles)	2,093
197,830	Taylor Wimpey PLC (Household Durables)(b)	470
418,193	Tesco PLC (Food & Staples Retailing)	1,641
57,171	The Sage Group PLC (Software)	660
140,593	Unilever PLC (Personal Products)	7,507
37,055	United Utilities Group PLC (Water Utilities)	546
1,496,368	Vodafone Group PLC (Wireless Telecommunication Services)	2,273
10,986	Whitbread PLC (Hotels, Restaurants & Leisure)(a)	445
		128,415
	Total Common Stocks	932,243
	Preferred Stocks — 0.43%
	Germany — 0.43%
3,159	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	264
3,799	FUCHS PETROLUB SE — Preferred (Chemicals)	173
9,642	Henkel AG & Co. KGAA — Preferred (Household Products)	781
8,306	Porsche Automobil Holding SE — Preferred (Automobiles)	789

Shares	Security Description	Value (000)
	Germany (continued)
1,422	Sartorius AG — Preferred (Health Care Equipment & Supplies)	$963
10,065	Volkswagen AG — Preferred (Automobiles)	2,033
	Total Preferred Stocks	5,003
	Right — 0.00%
	United Kingdom — 0.00%
418,457	CC Japan Income & Growth Trust, Subscription Shares, 3/1/23 (Capital Markets)(a)	14
	Total Right	14
	Warrant — 0.00%
	Australia — 0.00%
502,568	WAM Global Ltd., 9/12/22 (Capital Markets)	14
	Total Warrant	14
	Investment Companies — 18.25%
640,983	Aberdeen New Dawn Investment Trust PLC	2,758
218,097	Aberforth Smaller Companies Trust PLC	4,321
212,452	abrdn UK Smaller Companies Growth Trust PLC	2,194
142,796	ASA Gold and Precious Metals, Ltd.	3,012
1,614,892	AVI Japan Opportunity Trust PLC	2,644
125,000	Baillie Gifford European Growth Trust PLC	252
86,472	BlackRock Health Sciences Trust II	2,193
294,176	BlackRock Innovation & Growth Trust	4,277
874,740	BMO Global Smaller Companies PLC	2,053
2,092,289	CC Japan Income & Growth Trust PLC	4,261
579,383	Edinburgh Investment Trust PLC	4,924
399,435	European Opportunities Trust PLC	4,584
471,613	Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%^^(d)	472
184,037	Fidelity Emerging Markets Ltd.	2,045
708,250	Fidelity European Trust PLC	3,264
685,690	Fidelity Japan Trust PLC	2,125
102,598	First Trust Dynamic Europe Equity Income Fund	1,363
206,000	Henderson European Focus Trust PLC	4,537
1,461,450	Henderson EuroTrust PLC	2,917
606,368	Japan Smaller Capitalization Fund, Inc.	4,772
963,847	JPMorgan European Discovery Trust PLC	7,110
1,155,587	JPMorgan European Investment Trust PLC - Growth	5,880
1,273,375	JPMorgan European Investment Trust PLC - Income	2,701
84,661	JPMorgan Indian Investment Trust PLC	937
469,246	JPMorgan Japan Small Cap Growth & Income, Ordinary Shares	3,042
458,302	JPMorgan Japanese Investment Trust PLC	4,124
161,893	Morgan Stanley China A Share Fund, Inc.	3,304
204,803	Murray Income Trust PLC	2,544

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Investment Companies (continued)
522,291	Neuberger Berman MLP and Energy Income Fund, Inc.	$2,737
240,581	Neuberger Berman Next Generation Connectivity Fund, Inc.	4,162
630,100	Oakley Capital Investments Ltd.	3,569
35,326	Pershing Square Holdings Fund Ltd.	1,441
1,189,246	Polar Capital Global Financials Trust PLC	2,784
697,057	Polar Capital Global Healthcare Trust PLC	2,901
2,531,800	Schroder Japan Growth Fund PLC	7,316
5,902,219	Schroder UK Public Private Trust PLC	2,644
78,136,131	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(d)	78,135
1,037,969	Strategic Equity Capital PLC	4,453
319,978	Temple Bar Investment Trust PLC	4,798
94,600	The Mexico Fund, Inc.	1,489
112,380	The New Germany Fund, Inc.	1,664
1,742,616	TR European Growth Trust PLC	4,221
1,796,637	VGI Partners Asian Investments Ltd.^	2,731
502,568	WAM Global Ltd.	877
	Total Investment Companies	214,532

Security Description	Value (000)
Purchased Options on Futures — 0.06%
Total Purchased Options on Futures	$710
Total Investments (cost $889,737) — 98.07%	1,152,516
Other assets in excess of liabilities — 1.93%	22,695
Net Assets — 100.00%	$1,175,211

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2021. The total value of securities on loan as of December 31, 2021, was $8,625 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2021.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Security was valued using significant unobservable inputs as of December 31, 2021.

(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2021.

The Institutional International Equity Portfolio	City of London Investment Management Company, Limited	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	—	79.33%	—	—	79.33%
Preferred Stocks	—	0.43%	—	—	0.43%
Right	0.00%	—	—	—	0.00%
Warrant	0.00%				0.00%
Investment Companies	11.72%	0.31%	6.21%	0.01%	18.25%
Purchased Options on Futures	—	—	0.06%	—	0.06%
Other Assets (Liabilities)	0.04%	0.24%	1.22%	0.43%	1.93%
Total Net Assets	11.76%	80.31%	7.49%	0.44%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2021.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	817	3/18/22	$94,846	$1,482
			$94,846	$1,482
	Total Unrealized Appreciation			$1,482
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$1,482

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of December 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	34	$7,004	$4,120.00	1/21/22	$(6)
E-Mini S&P 500 Future Option	Put	35	7,193	4,110.00	1/21/22	(6)
E-Mini S&P 500 Future Option	Put	68	15,130	4,450.00	1/21/22	(35)
E-Mini S&P 500 Future Option	Put	68	14,552	4,280.00	1/21/22	(18)
E-Mini S&P 500 Future Option	Put	40	8,380	4,190.00	1/21/22	(8)
E-Mini S&P 500 Future Option	Put	40	8,300	4,150.00	1/31/22	(14)
E-Mini S&P 500 Future Option	Put	35	7,298	4,170.00	1/31/22	(13)
E-Mini S&P 500 Future Option	Put	36	7,596	4,220.00	1/31/22	(15)
E-Mini S&P 500 Future Option	Put	68	14,824	4,360.00	1/31/22	(43)
E-Mini S&P 500 Future Option	Put	72	15,048	4,180.00	1/31/22	(26)
E-Mini S&P 500 Future Option	Put	36	7,578	4,210.00	1/31/22	(14)
E-Mini S&P 500 Future Option	Put	34	6,698	3,940.00	2/21/22	(16)
E-Mini S&P 500 Future Option	Put	34	6,766	3,980.00	2/21/22	(17)
E-Mini S&P 500 Future Option	Put	68	15,640	4,600.00	2/21/22	(196)
E-Mini S&P 500 Future Option	Put	34	7,055	4,150.00	2/21/22	(26)
E-Mini S&P 500 Future Option	Put	35	6,913	3,950.00	2/21/22	(17)
E-Mini S&P 500 Future Option	Put	68	14,620	4,300.00	2/28/22	(101)
E-Mini S&P 500 Future Option	Put	68	15,198	4,470.00	3/18/22	(228)
						$(799)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2021 (Unaudited)

Exchanged-traded options on futures contacts purchased as of December 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	34	$7,990	$4,700.00	1/21/22	$65
E-Mini S&P 500 Future Option	Put	34	7,735	4,550.00	1/21/22	28
E-Mini S&P 500 Future Option	Put	34	7,905	4,650.00	1/31/22	71
E-Mini S&P 500 Future Option	Put	34	8,160	4,800.00	2/21/22	195
E-Mini S&P 500 Future Option	Put	34	7,820	4,600.00	2/28/22	114
E-Mini S&P 500 Future Option	Put	34	8,118	4,775.00	3/18/22	237
						$710

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 84.33%
	Bermuda — 0.08%
348,000	Alibaba Health Information Technology Ltd. (Health Care Technology)(a)(b)	$294
1,039,733	Beijing Enterprises Water Group Ltd. (Water Utilities)(b)	404
		698
	Brazil — 3.06%
411,100	Ambev SA (Beverages)	1,138
47,055	Americanas SA (Internet & Direct Marketing Retail)(a)	267
1,494,581	B3 SA - Brasil Bolsa Balcao (Capital Markets)	2,990
340,991	Banco Bradesco SA (Banks)	991
120,800	Banco do Brasil SA (Banks)	626
161,250	BB Seguridade Participacoes SA (Insurance)	601
71,700	BRF SA (Food Products)(a)	290
69,300	Centrais Electricas Brasileiras SA (Electric Utilities)	416
98,100	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	440
400,700	Itau Unibanco Holding SA (Banks)	1,507
133,700	JBS SA (Food Products)	911
144,200	Klabin SA (Containers & Packaging)	664
55,965	Localiza Rent A Car SA (Road & Rail)(b)	533
153,824	Lojas Renner SA (Multiline Retail)	675
462,500	Magazine Luiza SA (Multiline Retail)	600
142,500	Natura & Co. Holding SA (Personal Products)(a)(b)	651
704,200	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	3,881
730,487	Raia Drogasil SA (Food & Staples Retailing)	3,187
108,800	Rumo SA (Road & Rail)(a)(b)	347
41,400	Suzano SA (Paper & Forest Products)(a)	447
260,400	Tim SA (Wireless Telecommunication Services)	615
235,200	Vale SA (Metals & Mining)	3,293
289,400	WEG SA (Machinery)	1,714
		26,784
	Cayman Islands — 2.67%
14,000	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	55
1,185,598	Alibaba Group Holding Ltd. (Internet & Direct Marketing Retail)(a)	18,080
103,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)(b)	1,545
24,000	China Mengniu Dairy Co. Ltd. (Food Products)(b)	136
480,000	Geely Automobile Holdings Ltd. (Automobiles)(b)	1,311
62,000	Kingsoft Corp. Ltd. (Software)(b)	272

Shares	Security Description	Value (000)
	Cayman Islands (continued)
190,350	New Oriental Education & Technology Group, Inc., ADR (Diversified Consumer Services)(a)	$400
1,000	Parade Technologies Ltd. (Semiconductors & Semiconductor Equipment)	76
77,000	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)(b)	1,480
		23,355
	Chile — 0.43%
18,870	Banco de Credito e Inversiones SA (Banks)	552
293,158	Empresas CMPC SA (Paper & Forest Products)	492
5,969,240	Enel Americas SA (Electric Utilities)	651
7,027,795	Enersis Chile SA (Electric Utilities)	246
482,804	S.A.C.I. Falabella (Multiline Retail)	1,575
5,610	Sociedad Quimica y Minera de Chile SA (Chemicals)	287
		3,803
	China — 21.78%
133,365	360 Security Technology, Inc., Class - A (Software)(a)	266
1,200	51Job, Inc., ADR (Professional Services)(a)	59
2,150,000	Agricultural Bank of China Ltd., H Shares (Banks)	739
118,000	Air China Ltd. (Airlines)(a)	82
75,400	Air China Ltd. (Airlines)(a)	108
28,440	Alibaba Group Holding Ltd., ADR (Internet & Direct Marketing Retail)(a)	3,378
314,000	Aluminum Corp of China Ltd., H Shares (Metals & Mining)(a)	174
58,580	Autobio Diagnostics Co. Ltd., Class - A (Health Care Equipment & Supplies)	506
5,814	Autohome, Inc., ADR (Interactive Media & Services)	171
30,734	Baidu, Inc., ADR (Interactive Media & Services)(a)	4,573
6,902,100	Bank of China Ltd., H Shares (Banks)	2,487
1,399,000	Bank of Communications Co. Ltd., H Shares (Banks)	845
4,000	BeiGene Ltd., ADR (Biotechnology)(a)	1,084
281,350	Beijing Dabeinong Technology Group Co. Ltd., Class - A (Food Products)	463
172,760	Beijing Shiji Information Technology Co. Ltd. (Software)	779
27,600	Beijing Tiantan Biological Products Corp. Ltd. (Biotechnology)	125
9,449	Bilibili, Inc., ADR (Entertainment)(a)	438
122,000	Brilliance China Automotive Holdings Ltd. (Automobiles)(a)	114

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
92,553	BYD Co. Ltd. (Automobiles)	$3,894
19,000	BYD Co. Ltd., H Shares (Automobiles)(b)	650
115,500	BYD Electronic International Co. Ltd. (Communications Equipment)	423
4,000	CanSino Biologics, Inc., Class - H (Pharmaceuticals)^(a)	92
6,500	Chengxin Lithium Group Co. Ltd., Class - A (Paper & Forest Products)(a)	59
432,000	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets)(b)	79
134,900	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	66
545,000	China Conch Venture Holdings Ltd. (Machinery)	2,663
9,982,350	China Construction Bank Corp., H Shares (Banks)	6,914
124,800	China COSCO Shipping Holdings Co. Ltd., H Shares (Marine)(a)	242
1,641,000	China Everbright Bank Co. Ltd., H Shares (Banks)	581
38,000	China Evergrande Group (Real Estate Management & Development)^	8
110,000	China Feihe Ltd. (Food Products)	148
174,000	China Galaxy Securities Co. Ltd., H Shares (Capital Markets)	100
607,000	China Huarong Asset Management Co. Ltd., Class - H (Capital Markets)(a)	79
50,800	China International Capital Corp. Ltd. (Capital Markets)	140
7,500	China International Travel Service Corp. Ltd. (Hotels, Restaurants & Leisure)	258
864,000	China Life Insurance Co. Ltd., H Shares (Insurance)	1,432
108,200	China Literature Ltd. (Media)(a)(b)	680
217,000	China Longyuan Power Group Corp. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	507
27,000	China Merchants Bank Co. Ltd. (Banks)	206
468,000	China Merchants Bank Co. Ltd., H Shares (Banks)	3,634
285,000	China Molybdenum Co. Ltd. (Metals & Mining)	150
102,000	China National Building Material Co. Ltd., H Shares (Construction Materials)(b)	125
20,450	China Northern Rare Earth Group High-Tech Co. Ltd. (Metals & Mining)	147
805,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	375

Shares	Security Description	Value (000)
	China (continued)
748,000	China Resources Cement Holdings Ltd. (Construction Materials)(b)	$565
941,761	China Resources Land Ltd. (Real Estate Management & Development)	3,961
902,143	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	3,020
697,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	1,635
162,000	China Southern Airlines Co. Ltd., H Shares (Airlines)(a)	97
1,652,000	China Tower Corp. Ltd. (Diversified Telecommunication Services)	182
38,000	China Transinfo Technology Co. Ltd. (IT Services)	89
304,900	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)(b)	709
12,400	Chongqing Brewery Co. Ltd. (Beverages)(a)	294
13,500	Chongqing Zhifei Biological Products Co. Ltd. (Biotechnology)	264
192,000	CIFI Holdings Group Co. Ltd. (Real Estate Management & Development)	115
29,100	CITIC Securities Co. Ltd. (Capital Markets)	121
48,500	CITIC Securities Co. Ltd., H Shares (Capital Markets)	127
8,400	Contemporary Amperex Technology Co. Ltd., Class - A (Electrical Equipment)	775
482,430	COSCO Shipping Holdings Co. Ltd. (Marine)(a)	1,415
786,000	Country Garden Holdings Co. (Real Estate Management & Development)(b)	698
130,678	Country Garden Services Holdings Co. Ltd., Series S (Commercial Services & Supplies)	783
28,500	CSC Financial Co. Ltd. (Capital Markets)	131
121,600	DA An Gene Co., Ltd. of Sun Yat-Sen University, Class - A (Biotechnology)	383
4,307	Daqo New Energy Corp., ADR (Semiconductors & Semiconductor Equipment)(a)	174
73,400	Dongfang Electric Corp. Ltd. (Electrical Equipment)	247
65,088	East Money Information Co. Ltd. (Capital Markets)	379
117,200	ENN Energy Holdings Ltd. (Gas Utilities)	2,207
30,223	Eve Energy Co. Ltd. (Electrical Equipment)	560
85,400	Fangda Carbon New Material Co. Ltd. (Electrical Equipment)	145
133,400	Focus Media Information Technology Co. Ltd. (Media)	171

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
62,337	Foshan Haitian Flavouring & Food Co. Ltd. (Food Products)	$1,028
6,300	Fu Jian Anjoy Foods Co., Ltd., Class - A (Food Products)	169
25,400	Fujian Sunner Development Co. Ltd. (Food Products)	96
11,610	GDS Holdings Ltd., ADR (IT Services)(a)	548
110,000	Genscript Biotech Corp. (Life Sciences Tools & Services)(a)(b)	487
85,000	GF Securities Co. Ltd., Class - H (Capital Markets)	162
1,600	Ginlong Technologies Co. Ltd., Class - A (Electrical Equipment)	58
276,500	Great Wall Motor Co. Ltd., H Shares (Automobiles)	950
598,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	590
46,000	Haidilao International Holding Ltd. (Hotels, Restaurants & Leisure)	104
104,200	Haier Smart Home Co. Ltd., Class - H (Household Durables)	440
45,900	Haitong Securities Co. Ltd. (Capital Markets)	88
88,400	Haitong Securities Co. Ltd., H Shares (Capital Markets)	78
16,600	Hefei Meiya Optoelectronic Technology, Inc. (Machinery)	98
12,323	Hello Group, Inc., ADR (Interactive Media & Services)	111
45,000	Hengli Petrochemical Co. Ltd. (Chemicals)	162
276,000	HengTen Networks Group, Ltd. (Internet & Direct Marketing Retail)^(a)	104
6,800	Hithink Royalflush Information Network Co. Ltd. (Capital Markets)	154
54,000	Hua Hong Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)(a)(b)	298
25,200	Huadong Medicine Co. Ltd. (Health Care Providers & Services)	159
59,000	Huatai Securities Co. Ltd., Class - H (Capital Markets)	98
7,072	Huazhu Group Ltd., ADR (Hotels, Restaurants & Leisure)(a)	264
100,900	Iflytek Co. Ltd. (Software)	831
6,486,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	3,660
222,200	Inner Mongolia Baotou Steel Union Co. Ltd. (Metals & Mining)(a)	97
79,000	Innovent Biologics, Inc. (Biotechnology)(a)(b)	489

Shares	Security Description	Value (000)
	China (continued)
23,184	Inspur Electronic Information Industry Co. Ltd. (Technology Hardware, Storage & Peripherals)	$130
11,550	Intco Medical Technology Co., Ltd., Class - A (Health Care Equipment & Supplies)	105
14,242	iQiyi, Inc., ADR (Entertainment)(a)	65
76,775	JD.com, Inc., ADR (Internet & Direct Marketing Retail)(a)	5,381
1,180,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	1,209
131,931	Jiangsu Hengrui Medicine Co. Ltd. (Pharmaceuticals)	1,050
176,600	Jiangxi Zhengbang Technology Co. Ltd. (Food Products)	268
98,300	Jinke Properties Group Co. Ltd. (Real Estate Management & Development)	69
2,600	Joinn Laboratories China Co. Ltd., Class - A (Life Sciences Tools & Services)	47
1,500	JOYY, Inc., ADR (Interactive Media & Services)	68
14,100	Juewei Food Co. Ltd. (Food Products)	151
28,762	KE Holdings, Inc., ADR (Real Estate Management & Development)(a)	579
34,000	Kingboard Holdings Ltd. (Electronic Equipment, Instruments & Components)	165
277,000	Kingdee International Software Group Co. Ltd. (Software)(a)	853
17,900	Kuaishou Technology (Media)(a)	165
4,600	Kweichow Moutai Co. Ltd. (Beverages)	1,480
139,000	Lee & Man Paper Manufacturing Ltd. (Paper & Forest Products)	97
46,500	Lens Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	168
35,612	LI Auto, Inc., ADR (Automobiles)(a)	1,143
278,500	LI Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	3,048
118,265	LONGi Green Energy Technology Co. Ltd., Class - A (Semiconductors & Semiconductor Equipment)	1,600
131,819	Luxshare Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	1,018
218,160	Meinian Onehealth Healthcare Holdings Co. Ltd. (Health Care Providers & Services)(a)	269
320,800	Meituan Dianping (Internet & Direct Marketing Retail)(a)	9,275
59,000	Microport Scientific Corp. (Health Care Equipment & Supplies)	215
7,280	Muyuan Foodstuff Co. Ltd. (Food Products)	61

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
369,457	NARI Technology Co. Ltd., Class - A (Electrical Equipment)	$2,321
38,660	NetEase, Inc., ADR (Entertainment)	3,935
22,400	New China Life Insurance Co. Ltd., H Shares (Insurance)(b)	60
95,439	NIO, Inc., ADR (Automobiles)(a)	3,024
5,300	Noah Holdings Ltd., ADR (Capital Markets)(a)	163
77,290	O-FILM Tech Co. Ltd. (Electronic Equipment, Instruments & Components)(a)	118
23,520	Ovctek China, Inc. (Health Care Equipment & Supplies)	212
111,600	Perfect World Co. Ltd., Class - A (Entertainment)	356
904,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	402
9,300	PharmaBlock Sciences Nanjing, Inc., Class - A (Pharmaceuticals)	207
18,000	Pharmaron Beijing Co. Ltd., Class - H (Life Sciences Tools & Services)	278
38,973	Pinduoduo, Inc., ADR (Internet & Direct Marketing Retail)(a)	2,272
1,362,017	Ping An Insurance Group Company of China Ltd. (Insurance)	9,808
345,600	Rongsheng Petro Chemical Co. Ltd., Class - A (Chemicals)	985
81,320	SDIC Capital Co. Ltd. (Capital Markets)	105
142,000	Seazen Group Ltd. (Real Estate Management & Development)	96
120,299	Shandong Buchang Pharmaceuticals Co. Ltd., Class - A (Pharmaceuticals)	398
136,100	Shanghai Electric Group Co. Ltd. (Electrical Equipment)	104
921,300	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	1,746
2,100	Shanghai Putailai New Energy Technology Co. Ltd., Class - A (Chemicals)	53
43,600	Shanghai Zhangjiang High-Tech Park Development Co. (Real Estate Management & Development)	103
82,200	Shanxi Meijin Energy Co. Ltd. (Oil, Gas & Consumable Fuels)(a)	209
1,200	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class - A (Beverages)	59
146,151	Shenzhen Inovance Technology Co. Ltd., Class - A (Machinery)	1,573
36,200	Shenzhen Kangtai Biological Products Co. Ltd. (Biotechnology)	560

Shares	Security Description	Value (000)
	China (continued)
222,500	Shimao Property Holdings Ltd. (Real Estate Management & Development)^	$146
26,100	Sichuan Kelun Pharmaceutical Co. Ltd. (Pharmaceuticals)	78
18,700	Sichuan New Energy Power Co. Ltd. (Chemicals)(a)	78
5,000	Silergy Corp. (Semiconductors & Semiconductor Equipment)	908
54,000	Sinotruk Hong Kong Ltd. (Machinery)	83
75,000	Smoore International Holdings Ltd. (Tobacco)	382
233,617	Songcheng Performance Development Co. Ltd., Class - A (Hotels, Restaurants & Leisure)	525
155,000	Sunac China Holdings Ltd. (Real Estate Management & Development)(b)	234
154,427	Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	4,884
30,900	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class - A (Electronic Equipment, Instruments & Components)	131
500	Suzhou Maxwell Technologies Co. Ltd., Class - A (Electrical Equipment)	50
45,497	TAL Education Group, ADR (Diversified Consumer Services)(a)	179
611,286	Tencent Holdings Ltd. (Interactive Media & Services)(b)	35,814
31,445	Tencent Music Entertainment Group, ADR (Entertainment)(a)	215
131,880	Toly Bread Co. Ltd. (Food Products)	588
20,300	Topsec Technologies Group, Inc., Class - A (Electrical Equipment)	61
89,000	Transfar Zhilian Co. Ltd. (Chemicals)	122
27,444	Trip.com Group Ltd., ADR (Internet & Direct Marketing Retail)(a)	676
30,940	Unisplendour Corp. Ltd., Class - A (Electronic Equipment, Instruments & Components)	111
34,096	Vipshop Holdings Ltd., ADR (Internet & Direct Marketing Retail)(a)	286
81,675	Walvax Biotechnology Co Ltd., Class - A (Biotechnology)	720
8,500	Weibo Corp., ADR (Interactive Media & Services)(a)	263
54,000	Weichai Power Co. Ltd. (Machinery)	106
50,500	Weichai Power Co. Ltd. (Machinery)	142
44,260	Wens Foodstuffs Group Co. Ltd. (Food Products)	134

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
73,780	Wuhan Guide Infrared Co. Ltd. (Electronic Equipment, Instruments & Components)	$280
4,800	Wuliangye Yibin Co. Ltd., Class - A (Beverages)	168
30,360	WUS Printed Circuit Kunshan Co. Ltd. (Electronic Equipment, Instruments & Components)	79
30,340	WuXi AppTec Co. Ltd., Class - H (Life Sciences Tools & Services)	525
242,000	Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services)(a)(b)	2,872
969,600	Xiaomi Corp. (Technology Hardware, Storage & Peripherals)(a)(b)	2,350
51,700	Xinjiang Goldwind Science & Technology Co. Ltd. (Electrical Equipment)	134
188,481	Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	320
28,268	Xpeng, Inc., ADR (Automobiles)(a)	1,423
98,000	Yadea Group Holdings Ltd. (Automobiles)	191
13,950	Yealink Network Technology Corp. Ltd. (Communications Equipment)	178
61,000	Yihai International Holdings (Food Products)	282
76,440	Yintai Gold Co. Ltd. (Metals & Mining)	105
59,576	Yonyou Network Technology Co. Ltd. (Software)	335
2,900	Youngy Co. Ltd., Class - A (Electrical Equipment)(a)	59
27,030	Yunda Holding Co. Ltd. (Air Freight & Logistics)	87
1,400	Yunnan Energy New Material Co. Ltd., Class - A (Containers & Packaging)	55
4,926	Zai Lab Ltd., ADR (Biotechnology)(a)	310
17,500	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,200
51,400	Zhejiang Century Huatong Group Co. Ltd., Class - A (Entertainment)(a)	68
13,440	Zhejiang Dingli Machinery Co. Ltd. (Machinery)	169
1,094,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	975
2,982	Zhejiang HangKe Technology, Inc. Co., Class - A (Electrical Equipment)	50
48,300	Zhejiang Longsheng Group Co. Ltd. (Chemicals)	96
61,300	Zhejiang Semir Garment Co. Ltd. (Textiles, Apparel & Luxury Goods)	74
8,200	Zhejiang Supor Co. Ltd. (Household Durables)	80
75,900	Zheshang Securities Co. Ltd. (Capital Markets)	157
29,200	ZhongAn Online P&C Insurance Co. Ltd. (Insurance)(a)	101

Shares	Security Description	Value (000)
	China (continued)
15,300	Zhongji Innolight Co. Ltd. (Communications Equipment)	$102
63,500	Zhongsheng Group Holdings Ltd. (Specialty Retail)	495
514,300	Zijin Mining Group Co. Ltd., Class - A (Metals & Mining)	783
218,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	259
120,400	Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares (Machinery)	76
94,300	ZTE Corp. (Communications Equipment)	496
32,600	ZTE Corp., H Shares (Communications Equipment)	89
12,800	ZTO Express Cayman, Inc., ADR (Air Freight & Logistics)	361
		190,739
	Colombia — 0.10%
1,312,007	Ecopetrol SA (Oil, Gas & Consumable Fuels)	868
	Cyprus — 0.01%
654	TCS Group Holding PLC, GDR (Banks)	53
	Czech Republic — 0.05%
96,212	Moneta Money Bank A/S (Banks)(b)	413
	Egypt — 0.08%
195,461	Commercial International Bank Egypt SAE (Banks)(a)	661
	Greece — 0.16%
51,559	Alpha Services and Holdings SA (Banks)(a)(b)	63
71,369	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)	1,321
		1,384
	Hong Kong — 1.73%
384,865	AIA Group Ltd. (Insurance)	3,880
3,310,000	Alibaba Pictures Group Ltd. (Entertainment)(a)	301
38,000	China Education Group Holdings Ltd. (Diversified Consumer Services)^	62
712,182	China Everbright International Ltd. (Commercial Services & Supplies)	572
1,546,000	China Jinmao Holdings Group Ltd. (Real Estate Management & Development)	478
432,500	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	1,024
36,000	China Resources Beer Holdings Co. Ltd. (Beverages)	295
112,000	China State Construction International Holdings Ltd. (Construction & Engineering)	139
79,400	China Taiping Insurance Holdings Co. Ltd. (Insurance)(b)	109

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
288,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)(b)	$313
1,172,000	Far East Horizon Ltd. (Diversified Financial Services)	1,040
67,000	Fosun International Ltd. (Industrial Conglomerates)	72
170,400	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)^	63
179,000	Hengan International Group Co. Ltd. (Personal Products)	922
67,243	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	3,926
25,200	Hutchison China Meditech Ltd., ADR (Pharmaceuticals)(a)	884
88,500	Kingboard Laminates Holdings Ltd. (Electronic Equipment, Instruments & Components)(b)	151
117,000	KWG Group Holdings Ltd. (Real Estate Management & Development)	77
124,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	142
735,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)(b)	515
209,600	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	185
		15,150
	Hungary — 0.34%
10,516	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	82
28,568	OTP Bank Nyrt PLC (Banks)(a)	1,463
54,565	Richter Gedeon Nyrt (Pharmaceuticals)	1,468
		3,013
	India — 11.05%
54,236	Adani Green Energy, Ltd. (Independent Power and Renewable Electricity Producers)(a)	971
159,504	Adani Ports and Special Economic Zone Ltd. (Transportation Infrastructure)	1,567
19,908	Adani Total Gas Ltd. (Gas Utilities)	461
17,187	Adani Transmission Ltd. (Electric Utilities)(a)	403
319,100	Ambuja Cements Ltd. (Construction Materials)	1,621
8,752	Apollo Hospitals Enterprise (Health Care Providers & Services)(b)	590
1,404	Asian Paints Ltd. (Chemicals)	64
34,614	Aurobindo Pharma Ltd. (Pharmaceuticals)(b)	342
49,538	Avenue Supermarts Ltd. (Food & Staples Retailing)(a)(b)	3,113

Shares	Security Description	Value (000)
	India (continued)
302,901	Axis Bank Ltd. (Banks)(a)(b)	$2,765
7,846	Bajaj Auto Ltd. (Automobiles)	343
32,970	Bajaj Finance Ltd. (Consumer Finance)(b)	3,095
5,884	Bajaj Finserv Ltd. (Insurance)	1,299
133,285	Bharat Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)(b)	691
12,160	Biocon Ltd. (Biotechnology)(a)	60
8,842,285	Chennai Super Kings Cricket Ltd. (Entertainment)(c)	—
513,160	Coal India Ltd. (Oil, Gas & Consumable Fuels)	1,008
73,059	Dr. Reddy’s Laboratories Ltd., ADR (Pharmaceuticals)	4,779
12,020	Eicher Motors Ltd. (Automobiles)(b)	419
329,358	GAIL India Ltd. (Gas Utilities)	572
133,690	HCL Technologies Ltd. (IT Services)	2,373
166,274	HDFC Bank Ltd. (Banks)	3,309
31,793	Hindustan Unilever Ltd. (Household Products)(b)	1,010
359,764	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)(b)	12,518
624,534	ICICI Bank Ltd. (Banks)(b)	6,219
260,255	Infosys Ltd. (IT Services)	6,610
2,337	InterGlobe Aviation Ltd. (Airlines)(a)(b)	63
462,455	ITC Ltd. (Tobacco)(b)	1,357
2,246	Kotak Mahindra Bank Ltd. (Banks)(b)	54
329,946	Mahindra & Mahindra Ltd. (Automobiles)	3,716
301,748	NTPC Ltd. (Independent Power and Renewable Electricity Producers)(b)	505
41,081	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	79
19,352	Pidilite Industries Ltd. (Chemicals)	641
258,389	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	8,232
3,903	SBI Life Insurance Co. Ltd. (Insurance)	63
4,624	Shree Cement Ltd. (Construction Materials)(b)	1,679
242,156	State Bank of India (Banks)(b)	1,500
216,193	Tata Consultancy Services Ltd. (IT Services)(b)	10,873
47,857	Tata Motors Ltd. (Automobiles)(a)	311
159,991	Tata Steel Ltd. (Metals & Mining)	2,392
19,873	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	674
4,235	Trent Ltd. (Multiline Retail)	61
18,266	Ultra Tech Cement Ltd. (Construction Materials)	1,865
222,144	United Spirits Ltd. (Beverages)(a)	2,685
124,150	Vedanta Ltd. (Metals & Mining)	570
309,606	Wipro Ltd. (IT Services)(b)	2,980
1,074,947	Yes Bank, Ltd. (Banks)(a)(b)	198
		96,700

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Indonesia — 1.35%
360,200	Aneka Tambang Tbk (Metals & Mining)	$57
345,000	Indah Kiat Pulp & Paper TBK (Paper & Forest Products)	189
1,184,400	PT Astra International Tbk (Automobiles)	474
6,705,185	PT Bank Central Asia Tbk (Banks)	3,435
3,856,600	PT Bank Rakyat Indonesia Persero Tbk (Banks)	1,112
830,300	PT Barito Pacific Tbk (Chemicals)	50
1,875,600	PT Charoen Pokphand Indonesia Tbk (Food Products)	783
436,600	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	371
2,093,700	PT Indofood Sukses Makmur Tbk (Food Products)	929
20,553,735	PT Kalbe Farma Tbk (Pharmaceuticals)	2,329
237,400	PT Merdeka Copper Gold Tbk (Metals & Mining)(a)(b)	65
621,400	PT Semen Gresik (Persero) Tbk (Construction Materials)	316
4,571,250	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)(b)	1,296
251,300	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	391
		11,797
	Kuwait — 0.22%
346,226	Boubyan Bank KSCP (Banks)(a)	906
356,620	Kuwait Finance House KSCP (Banks)	983
		1,889
	Malaysia — 1.43%
241,900	AMMB Holdings Berhad (Banks)(a)	184
1,488,900	Dialog Group Berhad (Energy Equipment & Services)	937
60,200	DiGi.Com Berhad (Wireless Telecommunication Services)	63
281,400	Hartalega Holdings Berhad (Health Care Equipment & Supplies)	387
1,093,800	IHH Healthcare Berhad (Health Care Providers & Services)	1,928
777,500	IOI Corp. Berhad (Food Products)	696
153,396	Malayan Banking Berhad (Banks)	306
1,764,700	Malaysia Airports Holdings Berhad (Transportation Infrastructure)(a)	2,535
581,500	Maxis Berhad (Wireless Telecommunication Services)(b)	677
15,300	Petronas Gas Berhad (Gas Utilities)	66
1,200,200	Press Metal Aluminum Holdings (Metals & Mining)	1,666
475,000	Public Bank Berhad (Banks)	475

Shares	Security Description	Value (000)
	Malaysia (continued)
1,262,600	Ql Resources Berhad (Food Products)	$1,386
558,900	Sime Darby Berhad (Industrial Conglomerates)	311
533,100	Sime Darby Plantation Berhad (Food Products)	481
685,700	Top Glove Corp. Berhad (Health Care Equipment & Supplies)	427
		12,525
	Mexico — 1.91%
2,706,700	America Movil SAB de CV (Wireless Telecommunication Services)	2,868
1,788,800	CEMEX SAB de CV (Construction Materials)(a)	1,222
138,800	Coca-Cola Femsa SAB de CV (Beverages)	757
156,300	Fibra Uno Amdinistracion SA (Equity Real Estate Investment Trusts)(b)	165
47,504	Fomento Economico Mexicano SAB de CV, ADR (Beverages)	3,693
57,155	Grupo Aeroportuario del Sureste SAB de CV, Class - B (Transportation Infrastructure)	1,180
363,500	Grupo Bimbo SAB de CV, Series A (Food Products)	1,118
195,000	Grupo Financiero Banorte SAB de CV (Banks)	1,267
450,245	Grupo Mexico SAB de CV, Series B (Metals & Mining)	1,964
255,700	Grupo Televisa SAB de CV (Media)	482
576,600	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	873
439,825	Orbia Advance Corp SAB de CV (Chemicals)	1,123
		16,712
	Netherlands — 0.15%
22,341	Yandex N.V., Class - A (Interactive Media & Services)(a)	1,352
	Peru — 0.33%
183,303	Compania de Minas Buenaventura SA, ADR (Metals & Mining)(a)	1,342
11,934	Credicorp Ltd. (Banks)	1,457
700	Credicorp Ltd. (Banks)	85
		2,884
	Philippines — 0.79%
1,181,140	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)(b)	1,262
1,797,673	Metropolitan Bank & Trust Co. (Banks)	1,964
17,765	PLDT, Inc. (Wireless Telecommunication Services)	631
166,308	SM Investments Corp. (Industrial Conglomerates)	3,077
		6,934
	Poland — 0.39%
84,014	Bank Pekao SA (Banks)(b)	2,545
3,287	CD Projekt SA (Entertainment)	157

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Poland (continued)
3,670	KGHM Polska Miedz SA (Metals & Mining)	$127
42,368	Powszechny Zaklad Ubezpieczen SA (Insurance)(b)	372
85,078	Telekomunikacja Polska SA (Diversified Telecommunication Services)(a)	179
		3,380
	Qatar — 0.20%
125,342	Mesaieed Petrochemical Holding Co. (Chemicals)	72
153,868	Qatar National Bank (Banks)	853
459,841	The Commercial Bank of Qatar QSC (Banks)	852
		1,777
	Russia — 2.19%
766,150	Gazprom PJSC (Oil, Gas & Consumable Fuels)	3,508
280,855	Gazprom PJSC, ADR (Oil, Gas & Consumable Fuels)	2,595
27,710	LUKOIL (Oil, Gas & Consumable Fuels)	2,429
23,471	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	2,101
8,073	Novatek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	1,891
11,677	Polymetal International PLC (Metals & Mining)	205
854	Polyus PJSC (Metals & Mining)	149
89,489	Sberbank of Russia PJSC, ADR (Banks)	1,436
113,164	Severstal, Registered Shares, GDR (Metals & Mining)	2,438
55,190	Tatneft PJSC, Class - S (Oil, Gas & Consumable Fuels)	369
766,486	The Moscow Exchange (Capital Markets)	1,567
814,600,000	VTB Bank PJSC (Banks)	525
		19,213
	Saudi Arabia — 2.46%
117,942	Al Rajhi Bank (Banks)	4,456
4,497	Almarai Co. JSC (Food Products)	58
77,181	Banque Saudi Fransi (Banks)	971
16,955	Bupa Arabia For Cooperative Insurance Co. (Insurance)	594
382,830	Dar Al Arkan Real Estate Development Co. (Real Estate Management & Development)(a)	1,026
1,354	Dr. Sulaiman Al Habib Medical Services Group Co. (Health Care Providers & Services)	58
224,771	Emaar Economic City (Real Estate Management & Development)(a)	715
17,324	Mobile Telecommunications Co. (Wireless Telecommunication Services)(a)	56
105,859	National Commercial Bank (Banks)	1,816

Shares	Security Description	Value (000)
	Saudi Arabia (continued)
172,781	Riyad Bank (Banks)	$1,247
46,591	Sahara International Petrochemical Co. (Chemicals)	521
59,797	Saudi Arabian Fertilizer Co. (Chemicals)	2,814
98,341	Saudi Arabian Mining Co. (Metals & Mining)(a)	2,058
62,760	Saudi Basic Industries Corp. (Chemicals)	1,939
31,231	Saudi Industrial Investment Group (Chemicals)	259
127,544	Saudi Kayan Petrochemical Co. (Chemicals)(a)	578
48,506	Saudi Telecom Co. (Diversified Telecommunication Services)(b)	1,452
71,146	The Saudi British Bank (Banks)(b)	625
37,378	The Savola Group (Food Products)	318
		21,561
	South Africa — 3.02%
8,100	Absa Group Ltd. (Banks)	78
3,694	Anglo American Platinum Ltd. (Metals & Mining)	421
59,086	AngloGold Ashanti Ltd. (Metals & Mining)	1,220
11,124	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	157
41,657	Bid Corp. Ltd. (Food & Staples Retailing)	854
6,139	Bidvest Group Ltd. (Industrial Conglomerates)	73
6,145	Capitec Bank Holdings Ltd. (Banks)	787
167,750	Clicks Group Ltd. (Food & Staples Retailing)	3,324
225,187	Discovery Ltd. (Insurance)(a)(b)	2,030
81,417	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)(b)	782
403,136	FirstRand Ltd. (Diversified Financial Services)	1,539
57,103	Gold Fields Ltd. (Metals & Mining)(b)	624
399,656	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts)(b)	386
19,783	Impala Platinum Holdings Ltd. (Metals & Mining)	280
3,537	Kumba Iron Ore Ltd. (Metals & Mining)	102
32,304	Mr. Price Group Ltd. (Specialty Retail)	405
230,530	MTN Group Ltd. (Wireless Telecommunication Services)(a)	2,471
79,012	MultiChoice Group Ltd. (Media)	605
38,107	Naspers Ltd. (Media)	5,915
6,453	Nedbank Group Ltd. (Banks)(b)	71
144,156	Old Mutual Ltd. (Insurance)	119
43,185	Rand Merchant Investment Holdings Ltd. (Insurance)	122
15,002	Remgro Ltd. (Diversified Financial Services)	124
34,236	Sanlam Ltd. (Insurance)(b)	128
54,300	Sasol Ltd. (Chemicals)(a)	883
9,822	Shoprite Holdings Ltd. (Food & Staples Retailing)	129
455,387	Sibanye Stillwater Ltd. (Metals & Mining)	1,404

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
151,097	Standard Bank Group Ltd. (Banks)	$1,328
22,743	Woolworths Holdings Ltd. (Multiline Retail)(b)	74
		26,435
	South Korea — 10.59%
4,208	AmorePacific Corp. (Personal Products)	591
7,301	Celltrion Healthcare Co. Ltd. (Health Care Providers & Services)(b)	493
7,068	Celltrion, Inc. (Biotechnology)	1,177
2,884	CJ Cheiljedang Corp. (Food Products)	940
10,846	Dongbu Insurance Co. Ltd. (Insurance)(b)	493
7,304	E-Mart Co. Ltd. (Food & Staples Retailing)	928
1,990	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	65
25,499	Hana Financial Group, Inc. (Banks)	902
2,925	Hankook Tire & Technology Co. Ltd. (Auto Components)	98
25,998	Hanon Systems (Auto Components)	294
6,496	HLB, Inc. (Leisure Products)(a)	190
16,423	HMM Co. Ltd. (Marine)(a)	372
5,698	Hotel Shilla Co. Ltd. (Specialty Retail)^	374
23,284	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	871
6,702	Hyundai Mobis Co. Ltd. (Auto Components)	1,435
10,168	Hyundai Motor Co. Ltd. (Automobiles)	1,788
11,325	Industrial Bank of Korea (Banks)	98
4,199	KakaoBank Corp. (Banks)(a)	208
11,917	Kakao Corp. (Interactive Media & Services)	1,128
40,398	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)(a)	817
29,280	KB Financial Group, Inc. (Banks)(b)	1,355
27,922	Kia Motors Corp. (Automobiles)	1,931
52,858	Korea Electric Power Corp. (Electric Utilities)	983
9,376	Korea Shipbuilding & Offshore Engineering Co. Ltd. (Machinery)(a)	746
3,400	Krafton, Inc. (Entertainment)^(a)	1,316
28,976	KT&G Corp. (Tobacco)(b)	1,926
3,976	Kumho Petro Chemical Co. Ltd. (Chemicals)^	555
2,798	LG Chem Ltd. (Chemicals)	1,448
30,475	LG Corp. (Industrial Conglomerates)	2,074
35,797	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)(a)	741
630	LG Household & Health Care Ltd. (Personal Products)	581
849	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	260
65,000	Mirae Asset Daewoo Co. Ltd. (Capital Markets)	473
9,633	Naver Corp. (Interactive Media & Services)	3,068
3,134	NCsoft Corp. (Entertainment)	1,695

Shares	Security Description	Value (000)
	South Korea (continued)
37,145	Pan Ocean Co. Ltd. (Marine)	$169
7,647	Pearl Abyss Corp. (Entertainment)(a)	890
8,136	POSCO (Metals & Mining)	1,879
5,257	POSCO Chemical Co. Ltd. (Construction Materials)	637
2,201	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services)(a)	1,672
6,353	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	1,056
389,810	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	25,680
54,624	Samsung Engineering Co. Ltd. (Construction & Engineering)(a)(b)	1,052
20,092	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	3,415
3,196	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	1,761
2,942	Seegene, Inc. (Biotechnology)	151
3,720	Shin Poong Pharmaceutical Co., Ltd. (Pharmaceuticals)	100
127,550	Shinhan Financial Group Co. Ltd. (Banks)	3,949
728	SK Chemicals Co., Ltd. (Chemicals)	91
123,845	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	13,649
433	SK IE Technology Co. Ltd. (Chemicals)(a)(b)	61
6,816	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)(a)	1,368
7,250	SK Square Co. Ltd. (Semiconductors & Semiconductor)(a)	405
7,649	SK Telecom Co. Ltd., ADR (Wireless Telecommunication Ser)	204
11,214	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	546
15,050	Woongjin Coway Co. Ltd. (Household Durables)	942
57,981	Woori Financial Group, Inc. (Banks)	620
		92,711
	Taiwan — 13.03%
135,485	AdvanTech Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,942
42,904	Airtac International Group (Machinery)	1,582
371,672	ASE Technology Holding Co. Ltd., Class - H (Semiconductors & Semiconductor Equipment)	1,431
462,971	Asia Cement Corp. (Construction Materials)	742
82,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	1,115

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
30,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	$170
719,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	938
3,764,000	China Development Financial Holding Corp. (Banks)	2,382
172,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	725
1,359,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	1,189
1,556,681	E.Sun Financial Holding Co. Ltd. (Banks)	1,579
42,000	ECLAT Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	958
5,000	eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	396
133,000	Evergreen Marine Corp. Ltd. (Marine)	685
454,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	1,060
549,707	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	1,517
39,000	Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,252
53,004	Hiwin Technologies Corp. (Machinery)	587
819,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	3,080
399,000	Innolux Corp. (Electronic Equipment, Instruments & Components)	283
625,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	564
23,628	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	2,106
515,554	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	1,189
164,315	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	7,070
2,369,477	Mega Financial Holding Co. Ltd. (Banks)	3,046
3,000	Nan Ya Printed Circuit Board Corp. (Electronic Equipment, Instruments & Components)	62
58,000	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)(b)	164
52,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,013

Shares	Security Description	Value (000)
	Taiwan (continued)
20,000	Oneness Biotech Co., Ltd. (Pharmaceuticals)(a)	$208
497,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	1,242
99,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	119
127,356	President Chain Store Corp. (Food & Staples Retailing)	1,259
1,364,369	President Enterprises Corp. (Food Products)	3,384
286,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	979
376,488	Ruentex Development Co. Ltd. (Real Estate Management & Development)	868
637,900	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	1,527
879,721	Taiwan Cement Corp. (Construction Materials)	1,527
151,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	546
2,490,985	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	55,391
176,243	The Shanghai Commercial & Savings Bank Ltd. (Banks)	301
8,000	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	67
593,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,394
42,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	569
238,000	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	293
1,094,155	Wistron Corp. (Technology Hardware, Storage & Peripherals)	1,153
477,400	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	908
29,000	Yageo Corp. (Electronic Equipment, Instruments & Components)	503
120,000	Yang Ming Marine Transport Corp. (Marine)(a)	525
2,684,480	Yuanta Financial Holding Co. Ltd. (Capital Markets)	2,456
		114,046
	Thailand — 1.95%
264,700	Advanced Info Service Public Co. Ltd., Class - F (Wireless Telecommunication Services)	1,823

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thailand (continued)
379,300	Airports of Thailand PCL (Transportation Infrastructure)	$693
691,100	Berli Jucker PCL (Food & Staples Retailing)	641
728,100	BTS Group Holdings PCL (Road & Rail)	204
171,633	Central Retail Corp.-Local (Multiline Retail)	164
45,500	Delta Electronics Thailand PCL - NVDR (Electronic Equipment, Instruments & Components)	561
291,369	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	2,897
688,700	Energy Absolute PCL (Independent Power and Renewable Electricity Producers)	1,981
1,418,800	Gulf Energy Development PCL (Independent Power and Renewable Electricity Producers)	1,943
89,800	Indorama Ventures PCL - NVDR (Chemicals)	116
313,996	Kasikornbank Public Co. Ltd. (Banks)	1,335
1,724,700	Krung Thai Bank Public Co. Ltd., Registered Shares (Banks)	682
682,900	Minor International PCL (Hotels, Restaurants & Leisure)(a)	588
93,800	Muangthai Capital PCL (Consumer Finance)	165
429,142	PTT Chemical Public Co. Ltd. (Chemicals)	755
272,575	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	963
361,600	Siam Commercial Bank Public Co. Ltd. - NVDR (Banks)	1,375
98,100	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	145
		17,031
	Turkey — 0.33%
173,530	Aselsan Elektronik Sanayi VE Ticaret A/S (Aerospace & Defense)	275
39,242	BIM Birlesik Magazalar A/S (Food & Staples Retailing)	183
1,815,092	Enka Insaat ve Sanayi A/S (Industrial Conglomerates)	2,073
68,200	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	146
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class - D (Metals & Mining)(a)	—
167,030	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)	234
		2,911
	United Arab Emirates — 0.31%
193,132	Abu Dhabi Commercial Bank PJSC (Banks)	449
488,800	Dubai Islamic Bank PJSC (Banks)	716

Shares	Security Description	Value (000)
	United Arab Emirates (continued)
309,932	First Abu Dhabi Bank PJSC (Banks)	$1,590
		2,755
	United Kingdom — 1.40%
296,949	Antofagasta PLC (Metals & Mining)	5,379
95,207	Mondi PLC (Paper & Forest Products)	2,362
85,059	Unilever PLC (Personal Products)	4,542
		12,283
	United States — 0.74%
973	MercadoLibre, Inc. (Internet & Direct Marketing Retail)(a)	1,312
13,200	Southern Copper Corp. (Metals & Mining)	815
87,528	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	4,362
		6,489
	Total Common Stocks	738,306
	Preferred Stocks — 0.81%
	Brazil — 0.39%
502,062	Banco Bradesco SA — Preferred (Banks)(b)	1,732
342,225	Companhia Energetica de Minas Gerais SA — Preferred (Electric Utilities)	806
24,400	Gerdau SA — Preferred (Metals & Mining)	119
152,900	Petroleo Brasileiro SA — Preferred (Oil, Gas & Consumable Fuels)	781
		3,438
	Chile — 0.01%
1,045	Sociedad Quimica y Minera de Chile SA — Preferred, B Shares (Chemicals)	53
	South Korea — 0.41%
1,400	Hyundai Motor Co. Ltd. — Preferred (Automobiles)	116
5,951	Hyundai Motor Co. Ltd. 2nd — Preferred (Automobiles)	506
49,604	Samsung Electronics Co. Ltd. — Preferred (Technology Hardware, Storage & Peripherals)	2,972
		3,594
	Total Preferred Stocks	7,085
	Right — 0.00%
	China — 0.00%
6,761	Seazen Group Ltd., 1/20/22 (Real Estate Management & Development)(a)	—
	Total Right	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Investment Companies — 6.00%
421,215	Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%^^(d)	$421
52,096,247	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(d)	52,096
	Total Investment Companies	52,517
	Purchased Options on Futures — 0.02%
	Total Purchased Options on Futures	181
	Total Investments (cost $612,540) — 91.16%	798,089
	Other assets in excess of liabilities — 8.84%	77,380
	Net Assets — 100.00%	$875,469

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2021. The total value of securities on loan as of December 31, 2021, was $1,922 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2021.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Security was valued using significant unobservable inputs as of December 31, 2021.

(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non—Voting Depository Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2021.

The Emerging Markets Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	RBC Global Asset Management (UK) Limited	XY Investments (HK) Limited	Total
Common Stocks	66.93%	—	17.40%	—	84.33%
Preferred Stocks	0.81%	—	—	—	0.81%
Right	0.00%	—	—	—	0.00%
Investment Companies	1.20%	4.53%	0.27%	—	6.00%
Purchased Options on Futures	—	0.02%	—	—	0.02%
Other Assets (Liabilities)	-0.06%	1.16%	-0.10%	7.84%	8.84%
Total Net Assets	68.88%	5.71%	17.57%	7.84%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2021.

Futures Contracts Purchased^^^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI Emerging Markets Index Future	1,017	3/18/22	$62,357	$(239)
			$62,357	$(239)
	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(239)
	Total Net Unrealized Appreciation/(Depreciation)			$(239)

^^^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Options on Futures Contracts

Exchange-traded options on futures contacts written as of December 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	8	$1,644	$4,110.00	1/21/22	$(1)
E-Mini S&P 500 Future Option	Put	16	3,424	4,280.00	1/21/22	(4)
E-Mini S&P 500 Future Option	Put	18	4,005	4,450.00	1/21/22	(9)
E-Mini S&P 500 Future Option	Put	10	2,095	4,190.00	1/21/22	(2)
E-Mini S&P 500 Future Option	Put	9	1,854	4,120.00	1/21/22	(2)
E-Mini S&P 500 Future Option	Put	18	3,924	4,360.00	1/31/22	(10)
E-Mini S&P 500 Future Option	Put	9	1,868	4,150.00	1/31/22	(3)
E-Mini S&P 500 Future Option	Put	9	1,895	4,210.00	1/31/22	(4)
E-Mini S&P 500 Future Option	Put	18	3,762	4,180.00	1/31/22	(7)
E-Mini S&P 500 Future Option	Put	8	1,668	4,170.00	1/31/22	(3)
E-Mini S&P 500 Future Option	Put	9	1,899	4,220.00	1/31/22	(4)
E-Mini S&P 500 Future Option	Put	9	1,868	4,150.00	2/21/22	(7)
E-Mini S&P 500 Future Option	Put	8	1,580	3,950.00	2/21/22	(4)
E-Mini S&P 500 Future Option	Put	9	1,791	3,980.00	2/21/22	(5)
E-Mini S&P 500 Future Option	Put	9	1,773	3,940.00	2/21/22	(4)
E-Mini S&P 500 Future Option	Put	16	3,680	4,600.00	2/21/22	(46)
E-Mini S&P 500 Future Option	Put	18	3,870	4,300.00	2/28/22	(27)
E-Mini S&P 500 Future Option	Put	18	4,023	4,470.00	3/18/22	(60)
						$(202)

Exchanged-traded options on futures contacts purchased as of December 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	8	$1,820	$4,550.00	1/21/22	$7
E-Mini S&P 500 Future Option	Put	9	2,115	4,700.00	1/21/22	17
E-Mini S&P 500 Future Option	Put	9	2,093	4,650.00	1/31/22	19
E-Mini S&P 500 Future Option	Put	8	1,920	4,800.00	2/21/22	46
E-Mini S&P 500 Future Option	Put	9	2,070	4,600.00	2/28/22	30
E-Mini S&P 500 Future Option	Put	9	2,148	4,775.00	3/18/22	62
						$181

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.73%	Advanced Micro-Fabrication Equipment, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	$34	$(5)	$—	$(5)
Receive	0.65%	AECC Aero-Engine Control Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	76	4	—	4
Receive	0.73%	AECC Aviation Power Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	69	1	—	1
Receive	0.65%	All Winner Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	16	(1)	—	(1)
Receive	0.73%	Amoy Diagnostics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	24	(1)	—	(1)
Receive	0.73%	Angang Steel Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	131	—	—	—
Receive	0.73%	Angel Yeast Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	79	6	—	6
Receive	0.73%	Anhui Conch Cement Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	13	1	—	1
Receive	0.65%	Anhui Construction Engineering Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	194	13	—	13
Receive	0.73%	Anhui Guangxin Agrochemical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	357	21	—	21
Receive	0.73%	Anhui Gujing Distillery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	9	(1)	—	(1)
Receive	0.65%	Anhui Honglu Steel Construction Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	25	(25)	—	(25)
Receive	0.65%	Anhui Huilong Agricultural Means of Production Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	113	(114)	—	(114)
Receive	0.73%	Anhui Jinhe Industrial Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	95	6	—	6
Receive	0.65%	Anhui Kouzi Distillery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	221	1	—	1
Receive	0.73%	Anhui Transport Consulting & Design Institute Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	—	—	—	—
Receive	0.65%	Anhui Yingjia Distillery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	53	2	—	2
Receive	0.65%	Anhui Zhongding Sealing Parts Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	104	2	—	2
Receive	0.73%	Anker Innovations Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	23	(2)	—	(2)
Receive	0.73%	Apeloa Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	—	—	—
Receive	0.73%	Asia Cuanon Technology Shanghai Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	13	2	—	2
Receive	0.73%	Asymchem Laboratories Tianjin Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	225	(6)	—	(6)
Receive	0.73%	Autel Intelligent Technology Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4	—	—	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.73%	Avary Holding Shenzhen Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$11	$—	$—	$—
Receive	0.73%	AVIC Electromechanical Systems Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	15	3	—	3
Receive	0.73%	Bafang Electric Suzhou Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	2	—	—	—
Receive	0.73%	Bank of Chengdu Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	8	1	—	1
Receive	0.73%	Bank of Communications Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	164	1	—	1
Receive	0.73%	Bank of Jiangsu Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,353	(81)	—	(81)
Receive	0.73%	Bank of Nanjing Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	376	(16)	—	(16)
Receive	0.65%	Bank of Ningbo Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	126	7	—	7
Receive	0.73%	Baoshan Iron & Steel Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	74	—	—	—
Receive	0.73%	Bear Electric Appliance Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	2	—	—	—
Receive	0.65%	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	85	4	—	4
Receive	0.73%	Beijing Capital Eco-Environment Protection Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	219	9	—	9
Receive	0.73%	Beijing Cisri-Gaona Materials & Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	50	6	—	6
Receive	0.73%	Beijing Compass Technology Development Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	10	1	—	1
Receive	0.65%	Beijing Easpring Material Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	258	(18)	—	(18)
Receive	0.65%	Beijing E-Hualu Information Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	(5)	—	(5)
Receive	0.73%	Beijing Enlight Media Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	1	—	1
Receive	0.73%	Beijing GeoEnviron Engineering & Technology, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	4	—	—	—
Receive	0.65%	Beijing Huafeng Test & Control Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	237	5	—	5
Receive	1.13%	Beijing Kingsoft Office Software, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	53	2	—	2
Receive	0.73%	Beijing North Star Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	2	—	—	—
Receive	0.73%	Beijing Orient National Communication Science & Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	263	3	—	3
Receive	0.73%	Beijing Roborock Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	43	(4)	—	(4)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.73%	Beijing Shiji Information Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$28	$1	$—	$1
Receive	0.65%	Beijing Shougang Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	(1)	—	(1)
Receive	0.65%	Beijing SuperMap Software Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	89	—	—	—
Receive	0.73%	Beijing Ultrapower Software Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	26	1	—	1
Receive	0.65%	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	289	—	—	—
Receive	0.65%	Beijing Yanjing Brewery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	26	(26)	—	(26)
Receive	0.65%	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	152	14	—	14
Receive	0.73%	Beijing Zhong Ke San Huan High-Tech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	29	4	—	4
Receive	0.73%	Bengang Steel Plates Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	7	—	—	—
Receive	0.73%	Biem.L.Fdlkk Garment Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	15	1	—	1
Receive	0.65%	BOE Technology Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	557	6	—	6
Receive	0.73%	Boya Bio-pharmaceutical Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	79	(2)	—	(2)
Receive	0.65%	Bright Dairy & Food Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	57	—	—	—
Receive	0.65%	B-Soft Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	12	1	—	1
Receive	0.65%	BYD Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	379	(43)	—	(43)
Receive	0.73%	C&S Paper Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	—	—	—
Receive	0.73%	Castech, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	216	10	—	10
Receive	0.65%	CECEP Solar Energy Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	33	(33)	—	(33)
Receive	0.65%	CECEP Wind-Power Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	6	(6)	—	(6)
Receive	0.65%	Central China Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	434	17	—	17
Receive	0.73%	Chacha Food Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	—	—	—
Receive	0.65%	Changchun Faway Automobile Components Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	112	(11)	—	(11)
Receive	0.73%	Changchun High & New Technology Industry Group, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	163	(5)	—	(5)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.73%	Chaozhou Three-Circle Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$51	$(1)	$—	$(1)
Receive	0.73%	Chengdu ALD Aviation Manufacturing Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	104	1	—	1
Receive	0.73%	Chengdu Galaxy Magnets Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	—	—	—
Receive	0.73%	Chengdu Leejun Industrial Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	2	—	—	—
Receive	0.73%	Chengdu Wintrue Holding Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	270	(8)	—	(8)
Receive	0.73%	Chengdu Xingrong Environment Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	388	16	—	16
Receive	0.65%	Chengtun Mining Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	76	1	—	1
Receive	0.73%	Chenguang Biotech Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	157	16	—	16
Receive	0.73%	China Automotive Engineering Research Institute Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	40	1	—	1
Receive	0.73%	China Baoan Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	63	(9)	—	(9)
Receive	0.73%	China Building Material Test & Certification Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	—	—	—	—
Receive	0.65%	China Coal Energy Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	67	(6)	—	(6)
Receive	0.73%	China Construction Bank Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	656	—	—	—
Receive	0.73%	China Energy Engineering Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	32	—	—	—
Receive	0.73%	China Galaxy Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	204	6	—	6
Receive	0.73%	China International Marine Containers Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	606	11	—	11
Receive	0.65%	China Jushi Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	382	6	—	6
Receive	0.65%	China Merchants Bank Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	553	(24)	—	(24)
Receive	0.73%	China Merchants Expressway Network & Technology Holdings Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4	—	—	—
Receive	0.73%	China Merchants Shekou Industrial Zone Holdings Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	9	3	—	3
Receive	0.73%	China National Chemical Engineering Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	8	—	—	—
Receive	0.65%	China National Nuclear Power Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	47	5	—	5
Receive	0.73%	China Northern Rare Earth Group High-Tech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	288	(4)	—	(4)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.73%	China Oilfield Services Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$7	$—	$—	$—
Receive	0.73%	China Pacific Insurance Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	237	(6)	—	(6)
Receive	0.73%	China Shenhua Energy Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	61	2	—	2
Receive	0.73%	China State Construction Engineering Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	351	2	—	2
Receive	0.73%	China Suntien Green Energy Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	8	1	—	1
Receive	0.73%	China Tourism Group Duty Free Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	572	(70)	—	(70)
Receive	0.65%	China Tungsten And Hightech Materials Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	79	9	—	9
Receive	0.73%	China Vanke Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	48	(2)	—	(2)
Receive	0.73%	China Wafer Level CSP Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	—	—	—
Receive	0.65%	China World Trade Center Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	123	(1)	—	(1)
Receive	0.65%	China Zhenhua Group Science & Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	149	14	—	14
Receive	0.73%	Chongqing Brewery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	105	(2)	—	(2)
Receive	0.65%	Chongqing Changan Automobile Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	63	(3)	—	(3)
Receive	0.73%	Chongqing Department Store Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	22	—	—	—
Receive	0.65%	Chongqing Fuling Electric Power Industrial Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	82	(1)	—	(1)
Receive	0.65%	Chongqing Fuling Zhacai Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	7	(6)	—	(6)
Receive	0.73%	Chongqing Rural Commercial Bank Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	135	—	—	—
Receive	0.73%	Chongqing Sanfeng Environment Group Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	3	—	—	—
Receive	0.65%	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	64	—	—	—
Receive	0.73%	Chongqing Water Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	31	—	—	—
Receive	0.65%	Chongqing Zhifei Biological Products Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	389	(63)	—	(63)
Receive	0.73%	Chow Tai Seng Jewellery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	—	—	—
Receive	0.73%	Citic Pacific Special Steel Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	—	—	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.73%	CITIC Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$825	$23	$—	$23
Receive	0.73%	CMST Development Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	15	—	—	—
Receive	0.65%	CNGR Advanced Material Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4	(5)	—	(5)
Receive	0.73%	CNOOC Energy Technology & Services Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	14	—	—	—
Receive	0.73%	CoCreation Grass Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	—	—	—
Receive	0.65%	COFCO Biotechnology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	108	(2)	—	(2)
Receive	0.73%	Contemporary Amperex Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,760	103	—	103
Receive	0.65%	COSCO SHIPPING Holdings Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	645	86	—	86
Receive	0.73%	Crystal Clear Electronic Material Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	8	(1)	—	(1)
Receive	0.65%	Daan Gene Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	155	5	—	5
Receive	0.73%	DeHua TB New Decoration Materials Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	143	33	—	33
Receive	0.65%	Do-Fluoride New Materials Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	191	(2)	—	(2)
Receive	0.65%	Dong-E-E-Jiao Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	(6)	—	(6)
Receive	0.73%	Dongfang Electric Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	13	—	—	—
Receive	0.65%	Dongfang Electronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	21	(1)	—	(1)
Receive	0.73%	East Money Information Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,324	54	—	54
Receive	0.65%	Ecovacs Robotics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	84	(6)	—	(6)
Receive	0.65%	ENN Natural Gas Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	325	(12)	—	(12)
Receive	0.73%	Eoptolink Technology, Inc. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4	—	—	—
Receive	0.73%	Eve Energy Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	208	(3)	—	(3)
Receive	0.73%	Fangda Special Steel Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	157	5	—	5
Receive	0.65%	First Capital Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	129	1	—	1
Receive	0.65%	Foryou Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	6	—	—	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.73%	Foshan Nationstar Optoelectronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$83	$1	$—	$1
Receive	0.65%	Fujian Star-net Communication Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	233	3	—	3
Receive	0.73%	Fujian Sunner Development Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	55	2	—	2
Receive	0.65%	Fuyao Glass Industry Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	19	—	—	—
Receive	0.65%	Ganfeng Lithium Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	629	(75)	—	(75)
Receive	0.73%	Gansu Shangfeng Cement Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	51	(1)	—	(1)
Receive	0.73%	G-bits Network Technology Xiamen Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	220	24	—	24
Receive	0.73%	GCI Science & Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	20	1	—	1
Receive	0.73%	Gemdale Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	7	1	—	1
Receive	0.73%	GF Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	49	3	—	3
Receive	0.65%	Gigadevice Semiconductor Beijing, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	709	72	—	72
Receive	0.73%	GoerTek, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	444	22	—	22
Receive	0.73%	Goke Microelectronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	206	6	—	6
Receive	0.73%	Goldenmax International Technology Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	9	1	—	1
Receive	0.73%	Great Wall Motor Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	20	(2)	—	(2)
Receive	0.65%	GRG Banking Equipment Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	22	(22)	—	(22)
Receive	0.73%	Grinm Advanced Materials Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	38	1	—	1
Receive	0.65%	Guangdong Dowstone Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	75	(1)	—	(1)
Receive	0.73%	Guangdong Great River Smarter Logistics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	12	6	—	6
Receive	0.73%	Guangdong Haid Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	24	2	—	2
Receive	0.65%	Guangdong Hybribio Biotech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	513	22	—	22
Receive	0.73%	Guangdong Kinlong Hardware Products Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	1	—	1
Receive	0.65%	Guangdong South New Media Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	290	13	—	13

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.73%	Guangdong Tapai Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$5	$—	$—	$—
Receive	0.73%	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	14	1	—	1
Receive	0.65%	Guanghui Energy Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	172	5	—	5
Receive	0.73%	Guangzhou Great Power Energy & Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	(1)	—	(1)
Receive	0.65%	Guangzhou Haige Communications Group, Inc. Co. A-shares	Morgan Stanley	1/31/22	At Maturity	5	(6)	—	(6)
Receive	0.73%	Guangzhou Jet Biofiltration Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	13	3	—	3
Receive	0.65%	Guangzhou Kingmed Diagnostics Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	420	23	—	23
Receive	0.73%	Guangzhou Restaurant Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	231	4	—	4
Receive	0.65%	Guangzhou Shiyuan Electronic Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	41	2	—	2
Receive	0.65%	Guangzhou Tinci Materials Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	710	(94)	—	(94)
Receive	0.65%	Guoyuan Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	50	(50)	—	(50)
Receive	0.73%	Haier Smart Home Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	288	14	—	14
Receive	0.73%	Hangzhou Boiler Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	1	—	1
Receive	0.73%	Hangzhou Chang Chuan Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	—	—	—
Receive	0.65%	Hangzhou Dptech Technologies Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	23	—	—	—
Receive	0.73%	Hangzhou First Applied Material Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	12	—	—	—
Receive	0.65%	Hangzhou Lion Electronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	13	—	—	—
Receive	0.73%	Hangzhou Robam Appliances Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	276	38	—	38
Receive	0.73%	Hangzhou Shunwang Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	16	(1)	—	(1)
Receive	0.73%	Hangzhou Silan Microelectronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	45	(2)	—	(2)
Receive	0.73%	Hangzhou Tigermed Consulting Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	166	(6)	—	(6)
Receive	0.73%	Han’s Laser Technology Industry Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	414	71	—	71
Receive	0.73%	Hanwei Electronics Group Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	2	—	—	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.65%	Hebei Chengde Lulu Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$233	$3	$—	$3
Receive	0.65%	Hebei Hengshui Laobaigan Liquor Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	93	1	—	1
Receive	0.73%	Henan Jindan Lactic Acid Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	20	1	—	1
Receive	0.73%	Henan Lingrui Pharmaceutical Co. A-shares	Morgan Stanley	1/31/22	At Maturity	154	57	—	57
Receive	0.65%	Hengtong Optic-electric Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	237	(4)	—	(4)
Receive	0.65%	Hithink RoyalFlush Information Network Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	265	58	—	58
Receive	0.73%	Hongfa Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	408	1	—	1
Receive	0.73%	Hoshine Silicon Industry Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	483	(68)	—	(68)
Receive	0.73%	Huafon Chemical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	384	(28)	—	(28)
Receive	0.65%	Huafu Fashion Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	2	(3)	—	(3)
Receive	0.73%	Huagong Tech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	744	(29)	—	(29)
Receive	0.73%	Huaibei Mining Holdings Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	3	—	—	—
Receive	0.73%	Huaneng Power International, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	18	5	—	5
Receive	0.73%	Huaxin Cement Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	—	—	—
Receive	0.65%	Hubei Biocause Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	110	4	—	4
Receive	0.65%	Hubei Energy Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	21	(21)	—	(21)
Receive	0.65%	Hubei Feilihua Quartz Glass Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4	(4)	—	(4)
Receive	0.73%	Hubei Xingfa Chemicals Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	475	(50)	—	(50)
Receive	0.73%	Hunan TV & Broadcast Intermediary Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	16	2	—	2
Receive	0.65%	Hunan Valin Steel Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	91	—	—	—
Receive	0.65%	Hunan Zhongke Electric Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	9	—	—	—
Receive	0.65%	Hundsun Technologies, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	178	—	—	—
Receive	0.65%	Huolinhe Opencut Coal Industry Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	314	(26)	—	(26)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.65%	HyUnion Holding Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$29	$(29)	$—	$(29)
Receive	0.65%	IAT Automobile Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	40	—	—	—
Receive	0.73%	Iflytek Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	17	—	—	—
Receive	0.73%	IKD Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	3	1	—	1
Receive	0.65%	Imeik Technology Development Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	208	(15)	—	(15)
Receive	0.65%	Industrial Bank Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	411	5	—	5
Receive	0.65%	Inner Mongolia ERDOS Resources Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	199	(14)	—	(14)
Receive	0.65%	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	3	(3)	—	(3)
Receive	0.65%	Inner Mongolia Yili Industrial Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,154	100	—	100
Receive	0.73%	Inner Mongolia Yuan Xing Energy Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	68	—	—	—
Receive	0.65%	Inspur Electronic Information Industry Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	201	17	—	17
Receive	0.73%	Jason Furniture Hangzhou Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	20	3	—	3
Receive	0.73%	JCET Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	121	(8)	—	(8)
Receive	0.73%	Jenkem Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	80	(6)	—	(6)
Receive	0.65%	Jiangshan Oupai Door Industry Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	3	(3)	—	(3)
Receive	0.65%	Jiangsu Bioperfectus Technologies Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	191	14	—	14
Receive	0.73%	Jiangsu Boqian New Materials Stock Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4	—	—	—
Receive	0.73%	Jiangsu Changshu Rural Commercial Bank Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	234	(7)	—	(7)
Receive	0.73%	Jiangsu Eastern Shenghong Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	7	(1)	—	(1)
Receive	0.73%	Jiangsu Guomao Reducer Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	12	—	—	—
Receive	0.65%	Jiangsu Guotai International Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	23	—	—	—
Receive	0.65%	Jiangsu Huachang Chemical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	141	3	—	3
Receive	0.65%	Jiangsu King’s Luck Brewery JSC Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	18	1	—	1

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.73%	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$12	$—	$—	$—
Receive	0.65%	Jiangsu Nhwa Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	109	2	—	2
Receive	0.73%	Jiangsu Provincial Agricultural Reclamation and Development Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	163	—	—	—
Receive	0.65%	Jiangsu Sopo Chemical Co. A-shares	Morgan Stanley	1/31/22	At Maturity	75	(2)	—	(2)
Receive	0.73%	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	13	(1)	—	(1)
Receive	0.65%	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	192	7	—	7
Receive	0.73%	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,056	10	—	10
Receive	0.73%	Jiangsu Zhongtian Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	8	—	—	—
Receive	0.65%	Jiangxi Xinyu Guoke Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	21	—	—	—
Receive	0.73%	Jiangzhong Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	245	44	—	44
Receive	0.73%	Jingjin Environmental Protection Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	35	2	—	2
Receive	0.73%	Jinke Properties Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	16	—	—	—
Receive	0.65%	JiuGui Liquor Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	375	(34)	—	(34)
Receive	0.73%	Jiuzhitang Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	15	—	—	—
Receive	0.65%	JL Mag Rare-Earth Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	221	(10)	—	(10)
Receive	0.73%	Joincare Pharmaceutical Group Industry Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	65	5	—	5
Receive	0.73%	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	1	—	1
Receive	0.73%	Juewei Food Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	249	2	—	2
Receive	0.73%	Kaiser China Cultural Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	14	2	—	2
Receive	0.65%	KBC Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	71	2	—	2
Receive	0.73%	Keda Industrial Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	172	7	—	7
Receive	0.73%	Keeson Technology Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	266	(16)	—	(16)
Receive	0.65%	Kunlun Tech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	87	4	—	4

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.65%	Kweichow Moutai Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$1,918	$372	$—	$372
Receive	0.73%	Lakala Payment Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	46	1	—	1
Receive	0.73%	LB Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	21	—	—	—
Receive	0.73%	LianChuang Electronic Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	24	10	—	10
Receive	0.65%	Lianhe Chemical Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	23	(23)	—	(23)
Receive	0.73%	Longhua Technology Group Luoyang Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	31	(2)	—	(2)
Receive	0.73%	LONGi Green Energy Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	518	(9)	—	(9)
Receive	0.65%	Longshine Technology Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	21	10	—	10
Receive	0.73%	Luolai Lifestyle Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4	—	—	—
Receive	0.73%	Luoyang Xinqianglian Slewing Bearing Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	26	(3)	—	(3)
Receive	0.73%	Lushang Health Industry Development Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	9	—	—	—
Receive	0.73%	Luxi Chemical Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	127	1	—	1
Receive	0.73%	Luxshare Precision Industry Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	65	5	—	5
Receive	0.65%	Luzhou Laojiao Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	424	58	—	58
Receive	0.73%	Maanshan Iron & Steel Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	70	(3)	—	(3)
Receive	0.73%	Mango Excellent Media Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	20	5	—	5
Receive	0.65%	Milkyway Chemical Supply Chain Service Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	29	1	—	1
Receive	0.65%	Ming Yang Smart Energy Group Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	439	(56)	—	(56)
Receive	0.65%	Monalisa Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	17	1	—	1
Receive	0.73%	Moon Environment Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4	—	—	—
Receive	0.73%	Muyuan Foods Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	14	1	—	1
Receive	0.65%	Nanjing Iron & Steel Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	47	1	—	1
Receive	0.73%	Nanjing Yunhai Special Metals Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	11	—	—	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.65%	NARI Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$30	$1	$—	$1
Receive	0.65%	NAURA Technology Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	152	(11)	—	(11)
Receive	0.65%	NavInfo Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	39	1	—	1
Receive	0.65%	New China Life Insurance Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	245	—	—	—
Receive	0.65%	Newland Digital Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	309	17	—	17
Receive	0.73%	Ningbo BaoSi Energy Equipment Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	19	—	—	—
Receive	0.73%	Ningbo Haitian Precision Machinery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	67	2	—	2
Receive	0.65%	Ningbo Huaxiang Electronic Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	256	7	—	7
Receive	0.73%	Ningbo Orient Wires & Cables Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	33	2	—	2
Receive	0.65%	Ningbo Ronbay New Energy Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	18	(17)	—	(17)
Receive	0.73%	Ningbo Sanxing Medical Electric Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4	1	—	1
Receive	0.65%	Ningbo Shanshan Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	402	(15)	—	(15)
Receive	0.73%	Ningbo Tuopu Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	283	11	—	11
Receive	0.73%	Ningbo Xusheng Auto Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	60	6	—	6
Receive	0.65%	Ningxia Baofeng Energy Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	7	(6)	—	(6)
Receive	0.73%	North Industries Group Red Arrow Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	388	(11)	—	(11)
Receive	0.73%	Northeast Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	65	(2)	—	(2)
Receive	0.65%	Ocean’s King Lighting Science & Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	2	(3)	—	(3)
Receive	0.73%	Oppein Home Group, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	29	2	—	2
Receive	0.73%	Orient Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	21	—	—	—
Receive	0.73%	Ovctek China, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	41	(1)	—	(1)
Receive	0.65%	PCI Technology Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	77	2	—	2
Receive	0.73%	Perfect World Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	13	1	—	1

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.73%	Pharmaron Beijing Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$269	$(41)	$—	$(41)
Receive	0.65%	Ping An Bank Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	76	(3)	—	(3)
Receive	0.73%	Ping An Insurance Group Co. of China Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	655	3	—	3
Receive	0.73%	Pingdingshan Tianan Coal Mining Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	113	(1)	—	(1)
Receive	0.73%	Poly Developments and Holdings Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	64	2	—	2
Receive	0.73%	Pony Testing International Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	2	—	—	—
Receive	0.65%	Postal Savings Bank of China Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	61	(3)	—	(3)
Receive	0.73%	Power Construction Corp. of China Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	11	—	—	—
Receive	0.73%	Proya Cosmetics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	33	9	—	9
Receive	0.73%	Qingdao Haier Biomedical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	31	(7)	—	(7)
Receive	0.65%	Qingdao Sentury Tire Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4	(3)	—	(3)
Receive	0.65%	Qinghai Salt Lake Industry Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	15	(15)	—	(15)
Receive	0.73%	QuakeSafe Technologies Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	24	—	—	—
Receive	0.73%	Quectel Wireless Solutions Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	33	1	—	1
Receive	0.65%	Renhe Pharmacy Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	13	(13)	—	(13)
Receive	0.73%	Riyue Heavy Industry Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	7	—	—	—
Receive	0.73%	Rongsheng Petrochemical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	46	1	—	1
Receive	0.73%	Ruida Futures Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	12	—	—	—
Receive	0.65%	Sailun Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	7	—	—	—
Receive	0.73%	Sangfor Technologies, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	16	(1)	—	(1)
Receive	0.73%	SF Holding Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	35	3	—	3
Receive	0.73%	SG Micro Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	324	(3)	—	(3)
Receive	0.73%	SGIS Songshan Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	19	2	—	2

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.73%	Shaanxi Coal Industry Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$266	$(5)	$—	$(5)
Receive	0.65%	Shan Xi Hua Yang Group New Energy Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	132	13	—	13
Receive	0.65%	Shandong Denghai Seeds Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	10	—	—	—
Receive	0.73%	Shandong Dongyue Organosilicon Material Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	39	1	—	1
Receive	0.73%	Shandong Head Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	21	3	—	3
Receive	0.73%	Shandong Hi-Speed Road & Bridge Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	343	(4)	—	(4)
Receive	0.73%	Shandong Hualu Hengsheng Chemical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	145	6	—	6
Receive	0.65%	Shandong Nanshan Aluminum Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	106	—	—	—
Receive	0.73%	Shandong Pharmaceutical Glass Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	86	4	—	4
Receive	0.65%	Shandong Shida Shenghua Chemical Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	12	(12)	—	(12)
Receive	0.73%	Shandong Sun Paper Industry JSC Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	—	—	—
Receive	0.65%	Shandong WIT Dyne Health Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	16	1	—	1
Receive	0.65%	Shanghai AJ Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	59	—	—	—
Receive	0.73%	Shanghai Baolong Automotive Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	85	8	—	8
Receive	0.65%	Shanghai Baosight Software Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	109	—	—	—
Receive	1.13%	Shanghai Friendess Electronic Technology Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	122	(2)	—	(2)
Receive	0.73%	Shanghai Fudan Microelectronics Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	11	1	—	1
Receive	0.73%	Shanghai Fullhan Microelectronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	32	1	—	1
Receive	0.73%	Shanghai Hanbell Precise Machinery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	34	—	—	—
Receive	0.73%	Shanghai Jahwa United Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	—	—	—
Receive	0.73%	Shanghai Kelai Mechatronics Engineering Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	18	—	—	—
Receive	0.73%	Shanghai Medicilon, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	18	(2)	—	(2)
Receive	0.73%	Shanghai Putailai New Energy Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	111	(10)	—	(10)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.65%	Shanghai Tongji Science & Technology Industrial Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$33	$(32)	$—	$(32)
Receive	0.73%	Shanghai Wanye Enterprises Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	—	—	—
Receive	0.73%	Shantui Construction Machinery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	30	1	—	1
Receive	0.65%	Shanxi Coking Coal Energy Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	119	(3)	—	(3)
Receive	0.73%	Shanxi Lu’an Environmental Energy Development Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	390	(10)	—	(10)
Receive	0.65%	Shanxi Taigang Stainless Steel Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	143	(5)	—	(5)
Receive	0.73%	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	366	11	—	11
Receive	0.73%	Shenghe Resources Holding Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	—	—	—
Receive	0.65%	Shengyi Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	507	5	—	5
Receive	0.73%	Shennan Circuits Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	42	2	—	2
Receive	0.73%	Shenyang Xingqi Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	133	15	—	15
Receive	0.65%	Shenzhen Aisidi Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	120	—	—	—
Receive	0.65%	Shenzhen Capchem Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	612	(69)	—	(69)
Receive	0.65%	Shenzhen Fastprint Circuit Tech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	278	3	—	3
Receive	0.65%	Shenzhen Fine Made Electronics Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	35	(2)	—	(2)
Receive	0.73%	Shenzhen H&T Intelligent Control Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	—	—	—
Receive	0.73%	Shenzhen Inovance Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	318	1	—	1
Receive	0.73%	Shenzhen Jinjia Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	36	3	—	3
Receive	0.65%	Shenzhen Kangtai Biological Products Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	139	(6)	—	(6)
Receive	0.73%	Shenzhen Kedali Industry Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	47	(2)	—	(2)
Receive	0.65%	Shenzhen Laibao Hi-tech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	95	2	—	2
Receive	0.73%	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	364	13	—	13
Receive	0.73%	Shenzhen Overseas Chinese Town Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	12	1	—	1

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.73%	Shenzhen Properties & Resources Development Group Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$122	$10	$—	$10
Receive	0.73%	Shenzhen SC New Energy Technology Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	5	—	—	—
Receive	0.65%	Shenzhen Senior Technology Material Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	88	(9)	—	(9)
Receive	0.65%	Shenzhen Sinovatio Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	11	(11)	—	(11)
Receive	0.73%	Shenzhen Sunlord Electronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	—	—	—
Receive	0.65%	Shenzhen Sunnypol Optoelectronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	3	(3)	—	(3)
Receive	0.73%	Shenzhen Suntak Circuit Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	92	5	—	5
Receive	0.65%	Shenzhen Tagen Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	376	27	—	27
Receive	0.73%	Shenzhen Transsion Holdings Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	60	(4)	—	(4)
Receive	0.65%	Shenzhen Yinghe Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	24	(3)	—	(3)
Receive	0.73%	Shenzhen YUTO Packaging Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	23	1	—	1
Receive	0.73%	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	220	(2)	—	(2)
Receive	0.65%	Sichuan Anning Iron and Titanium Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	177	2	—	2
Receive	0.65%	Sichuan Hebang Biotechnology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	261	—	—	—
Receive	0.73%	Sichuan Kelun Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	25	—	—	—
Receive	0.73%	Sichuan Shuangma Cement Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	—	—	—
Receive	0.65%	Sichuan Swellfun Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	467	(43)	—	(43)
Receive	0.73%	Sichuan Yahua Industrial Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	199	(7)	—	(7)
Receive	0.65%	Sieyuan Electric Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	43	(1)	—	(1)
Receive	0.73%	Sino Wealth Electronic Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	198	(13)	—	(13)
Receive	0.73%	Sinomine Resource Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	106	8	—	8
Receive	0.73%	Sinoseal Holding Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	71	6	—	6
Receive	0.73%	Sinosoft Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	3	—	—	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.73%	Sobute New Materials Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$3	$1	$—	$1
Receive	0.73%	Sonoscape Medical Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	3	—	—	—
Receive	0.73%	SooChow Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	38	31	—	31
Receive	0.65%	StarPower Semiconductor Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	162	(13)	—	(13)
Receive	0.65%	Sunflower Pharmaceutical Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	8	(8)	—	(8)
Receive	0.73%	Sungrow Power Supply Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	272	(4)	—	(4)
Receive	0.73%	Suzhou Anjie Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	19	(1)	—	(1)
Receive	0.65%	Suzhou Electrical Apparatus Science Academy Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	53	(53)	—	(53)
Receive	0.65%	Suzhou Gold Mantis Construction Decoration Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4	(4)	—	(4)
Receive	0.73%	Suzhou Secote Precision Electronic Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	111	7	—	7
Receive	0.65%	Suzhou SLAC Precision Equipment Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4	(4)	—	(4)
Receive	0.73%	Suzhou TA&A Ultra Clean Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	297	(50)	—	(50)
Receive	0.65%	TangShan Port Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	129	(1)	—	(1)
Receive	0.65%	TBEA Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	390	(35)	—	(35)
Receive	0.73%	TCL Technology Group Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	189	(6)	—	(6)
Receive	0.73%	The People’s Insurance Co. Group of China Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	19	—	—	—
Receive	0.73%	Three’s Co. Media Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	11	2	—	2
Receive	0.65%	Thunder Software Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	66	(6)	—	(6)
Receive	0.73%	Tianjin Teda Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	9	—	—	—
Receive	0.73%	Tianjin Zhonghuan Semiconductor Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	621	(68)	—	(68)
Receive	0.73%	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	3	1	—	1
Receive	0.65%	Tianshan Aluminum Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	18	(1)	—	(1)
Receive	0.65%	Tianshui Huatian Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	195	(6)	—	(6)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.73%	Tofflon Science & Technology Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$25	$1	$—	$1
Receive	0.65%	TongFu Microelectronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	52	(3)	—	(3)
Receive	0.65%	Tongkun Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	236	3	—	3
Receive	0.73%	Tongling Nonferrous Metals Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	30	(1)	—	(1)
Receive	0.73%	Tongwei Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	410	(42)	—	(42)
Receive	0.65%	Topchoice Medical Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	32	—	—	—
Receive	0.73%	Topsec Technologies Group, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	5	—	—	—
Receive	0.73%	TPV Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	18	—	—	—
Receive	0.73%	Unigroup Guoxin Microelectronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	414	31	—	31
Receive	0.73%	Unilumin Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	16	—	—	—
Receive	0.73%	Unisplendour Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	69	1	—	1
Receive	0.65%	Vats Liquor Chain Store Management JSC Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	115	13	—	13
Receive	0.73%	Wanhua Chemical Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	416	(5)	—	(5)
Receive	0.65%	Weihai Guangwei Composites Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	77	1	—	1
Receive	0.73%	Western Mining Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	21	—	—	—
Receive	0.73%	Western Superconducting Technologies Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	271	37	—	37
Receive	0.65%	Will Semiconductor Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	81	—	—	—
Receive	0.65%	Winall Hi-Tech Seed Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	77	(2)	—	(2)
Receive	0.73%	Winning Health Technology Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	1	—	1
Receive	0.73%	Wolong Electric Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	83	(3)	—	(3)
Receive	0.73%	WPG Shanghai Smart Water PCL A-shares	Morgan Stanley	1/31/22	At Maturity	7	—	—	—
Receive	0.73%	Wuhan DR Laser Technology Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4	—	—	—
Receive	0.73%	Wuhan Jingce Electronic Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	17	5	—	5

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.73%	Wuhan Raycus Fiber Laser Technologies Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$33	$(2)	$—	$(2)
Receive	0.65%	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	231	12	—	12
Receive	0.73%	Wuhu Token Science Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	9	—	—	—
Receive	0.73%	Wuliangye Yibin Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	724	10	—	10
Receive	0.73%	WuXi AppTec Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	533	(71)	—	(71)
Receive	0.65%	Wuxi Lead Intelligent Equipment Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	203	(12)	—	(12)
Receive	0.65%	Wuxi NCE Power Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	162	(5)	—	(5)
Receive	0.65%	Wuxi Shangji Automation Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	126	(15)	—	(15)
Receive	0.73%	Xiamen Faratronic Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	28	1	—	1
Receive	0.65%	Xiamen Tungsten Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	7	—	—	—
Receive	0.73%	Xiamen Xiangyu Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	450	56	—	56
Receive	0.73%	Xi’an Triangle Defense Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	117	1	—	1
Receive	0.73%	Xilinmen Furniture Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	20	3	—	3
Receive	0.65%	Xinjiang Communications Construction Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	9	(9)	—	(9)
Receive	0.65%	Xinjiang Goldwind Science & Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	56	(4)	—	(4)
Receive	0.65%	Xinjiang Xintai Natural Gas Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	26	(26)	—	(26)
Receive	0.73%	Xinxiang Chemical Fiber Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	171	(8)	—	(8)
Receive	0.73%	Xinxiang Richful Lube Additive Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	3	—	—	—
Receive	0.73%	Xuji Electric Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	—	—	—
Receive	0.65%	Yangzhou Yangjie Electronic Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	110	(3)	—	(3)
Receive	0.65%	Yankuang Energy Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	192	(7)	—	(7)
Receive	0.73%	Yantai Tayho Advanced Materials Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	60	(2)	—	(2)
Receive	0.65%	Yantai Zhenghai Bio-tech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	65	—	—	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.73%	Yealink Network Technology Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$7	$—	$—	$—
Receive	0.73%	Yijiahe Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	29	(1)	—	(1)
Receive	0.73%	Yipinhong Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	7	—	—	—
Receive	0.65%	Yixintang Pharmaceutical Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	171	16	—	16
Receive	0.73%	YongXing Special Materials Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	63	6	—	6
Receive	0.73%	Youngor Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	18	—	—	—
Receive	0.73%	Youngy Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	10	—	—	—
Receive	0.73%	YTO Express Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	15	—	—	—
Receive	0.73%	Yuan Longping High-tech Agriculture Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	11	—	—	—
Receive	0.65%	Yunnan Aluminium Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	139	2	—	2
Receive	0.73%	Yunnan Botanee Bio-Technology Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	7	—	—	—
Receive	0.65%	Yunnan Energy New Material Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	189	—	—	—
Receive	0.65%	Yunnan Jianzhijia Health Chain Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	12	—	—	—
Receive	0.73%	Yunnan Tin Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	143	12	—	12
Receive	0.65%	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	378	6	—	6
Receive	0.65%	Zhejiang China Commodities City Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	9	—	—	—
Receive	0.65%	Zhejiang Crystal-Optech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	47	(1)	—	(1)
Receive	0.73%	Zhejiang Dahua Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	7	—	—	—
Receive	0.73%	Zhejiang Dingli Machinery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	26	9	—	9
Receive	0.73%	Zhejiang HangKe Technology, Inc. Co. A-shares	Morgan Stanley	1/31/22	At Maturity	29	5	—	5
Receive	0.73%	Zhejiang Jiecang Linear Motion Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	—	—	—
Receive	0.73%	Zhejiang Jiemei Electronic & Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4	—	—	—
Receive	0.65%	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	360	(5)	—	(5)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.73%	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$88	$(1)	$—	$(1)
Receive	0.65%	Zhejiang Medicine Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	9	(9)	—	(9)
Receive	0.65%	Zhejiang Meida Industrial Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	630	45	—	45
Receive	0.65%	Zhejiang NHU Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	19	1	—	1
Receive	1.13%	Zhejiang Orient Gene Biotech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	97	51	—	51
Receive	0.73%	Zhejiang Sanhua Intelligent Controls Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	50	4	—	4
Receive	0.73%	Zhejiang Satellite Petrochemical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	422	17	—	17
Receive	0.65%	Zhejiang Southeast Space Frame Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	28	(27)	—	(27)
Receive	0.73%	Zhejiang Starry Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4	1	—	1
Receive	0.73%	Zhejiang Supor Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	15	—	—	—
Receive	0.73%	Zhejiang Tiantie Industry Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	3	—	—	—
Receive	0.73%	Zhejiang Wanliyang Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	7	—	—	—
Receive	0.73%	Zhejiang Wanma Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	17	—	—	—
Receive	1.13%	Zhejiang Wansheng Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4	—	—	—
Receive	0.73%	Zhejiang Weiming Environment Protection Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	7	—	—	—
Receive	0.73%	Zhejiang Weixing New Building Materials Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	5	2	—	2
Receive	0.73%	Zhejiang Windey Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	11	—	—	—
Receive	0.73%	Zhejiang Yinlun Machinery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4	—	—	—
Receive	0.65%	Zhejiang Yongtai Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	111	(10)	—	(10)
Receive	0.73%	Zhengzhou Coal Mining Machinery Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	91	1	—	1
Receive	0.65%	Zheshang Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	286	12	—	12
Receive	0.73%	Zhuzhou CRRC Times Electric Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	20	1	—	1
Receive	0.65%	Zhuzhou Hongda Electronics Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	63	4	—	4

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — December 31, 2021 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.73%	Zhuzhou Kibing Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$353	$6	$—	$6
Receive	0.65%	Zibo Qixiang Tengda Chemical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	12	—	—	—
Receive	0.65%	Zijin Mining Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	633	(35)	—	(35)
Receive	0.73%	ZTE Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	268	8	—	8
							$15	$—	$15
				Total swap agreements at value (assets)					$2,389
				Total swap agreements at value (liabilities)					(2,374)
				Total swap agreements at value					$15

Amounts designated as “—” are $0 or have been rounded to $0.

(a)

Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 0.10%
$35	Ally Auto Receivables Trust, Series 2019-2, Class - A4, Callable 2/15/23 @ 100.00	2.26	8/15/24	$35
10	GM Financial Automobile Leasing Trust, Series 2021-3, Class - A3, Callable 4/20/24 @ 100.00	0.39	10/21/24	10
20	Toyota Auto Receivables Owner Trust, Series 2020-D, Class - A3, Callable 4/15/24 @ 100.00	0.35	1/15/25	20
	Total Asset Backed Securities			65

	Collateralized Mortgage Obligations — 1.68%
20	Bank, Series 2019-BN21, Class - A5, Callable 9/15/29 @ 100.00	2.85	10/15/52	21
40	Bank, Series 2017-BNK8, Class - A3, Callable 10/15/27 @ 100.00	3.23	11/15/50	43
25	Bank, Series 2017-BNK9, Class - ASB, Callable 8/15/27 @ 100.00	3.47	11/15/54	27
20	BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 3/15/30 @ 100.00	2.44	4/15/53	20
10	Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00	2.91(a)	9/15/43	10
10	Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 1/15/29 @ 100.00	4.02	3/15/52	11
23	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A4, Callable 11/10/24 @ 100.00	2.88	2/10/48	24
15	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable 2/15/30 @ 100.00	2.92	2/15/53	16
10	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable 12/15/29 @ 100.00	3.10	12/15/72	11
25	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class - A4, Callable 7/10/24 @ 100.00	3.62	7/10/47	26
25	Commercial Mortgage Trust, Series 2015-LC19, Class - A4, Callable 1/10/25 @ 100.00	3.18	2/10/48	26
20	Commercial Mortgage Trust, Series 2015-DC1, Class - A5, Callable 1/10/25 @ 100.00	3.35	2/10/48	21
25	Commercial Mortgage Trust, Series 2013-CR8, Class - A5, Callable 5/10/23 @ 100.00	3.61(a)	6/10/46	26
25	Commercial Mortgage Trust, Series 2013-CR11, Class - B, Callable 9/10/23 @ 100.00	5.11(a)	8/10/50	26
20	Fannie Mae-ACES, Series 2020-M14, Class - A2	1.78	5/25/30	20
22	Fannie Mae-ACES, Series 2015-M1, Class - A2	2.53	9/25/24	23
10	Fannie Mae-ACES, Series 2015-M8, Class - A2	2.90(a)	1/25/25	10
23	Fannie Mae-ACES, Series 2016-M1, Class - A2	2.94(a)	1/25/26	24
23	Fannie Mae-ACES, Series 2018-M1, Class - A2	2.99(a)	12/25/27	25
21	Fannie Mae-ACES, Series 2017-M12, Class - A2	3.07(a)	6/25/27	22
20	Fannie Mae-ACES, Series 2019-M5, Class - A2	3.27	1/25/29	22
25	Fannie Mae-ACES, Series 2018-M10, Class - A2	3.37(a)	7/25/28	28
20	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K112, Class - A2, Callable 5/25/30 @ 100.00	1.31	5/25/30	19
20	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K1516, Class - A2, Callable 5/25/35 @ 100.00	1.72	5/25/35	19
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K126, Class - A2, Callable 1/25/31 @ 100.00	2.07	1/25/31	26
29	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K726, Class - A2, Callable 4/25/24 @ 100.00	2.91	7/25/49	30
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class - A2, Callable 7/25/23 @ 100.00	3.06(a)	7/25/23	31
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K052, Class - A2, Callable 11/25/25 @ 100.00	3.15	11/25/25	27
50	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K091, Class - A2, Callable 3/25/29 @ 100.00	3.51	3/25/29	55
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K082, Class - A2, Callable 9/25/28 @ 100.00	3.92(a)	9/25/28	29
50	GS Mortgage Securities Trust, Series 2018-GS9, Class - A4, Callable 2/10/28 @ 100.00	3.99(a)	3/10/51	55
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class - A5, Callable 10/15/24 @ 100.00	3.64	11/15/47	26

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$50	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class - A3, Callable 10/15/26 @ 100.00	3.14	12/15/49	$52
25	Morgan Stanley BAML Trust, Series 2013-C9, Class - AS, Callable 4/15/23 @ 100.00	3.46	5/15/46	26
25	Morgan Stanley BAML Trust, Series 2014-C19, Class - A4, Callable 11/15/24 @ 100.00	3.53	12/15/47	26
25	Morgan Stanley BAML Trust, Series 2017-C33, Class - A5, Callable 4/15/27 @ 100.00	3.60	5/15/50	27
20	Santander Drive Auto Receivables Trust, Series 2021-1, Class - D, Callable 9/15/23 @ 100.00	1.13	11/16/26	20
25	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable 6/10/26 @ 100.00	3.06	10/10/48	26
20	Toyota Auto Receivables Owner Trust, Series 2021-A, Class - A3, Callable 9/15/24 @ 100.00	0.26	5/15/25	20
25	UBS Commercial Mortgage Trust, Series 2018-C12, Class - A5, Callable 7/15/28 @ 100.00	4.30	8/15/51	28
25	Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable 9/15/28 @ 100.00	4.44	9/15/61	29
	Total Collateralized Mortgage Obligations			1,053

	U.S. Government Agency Mortgages — 21.74%
48	Fannie Mae, Pool #MA4304	1.50	4/1/51	46
23	Fannie Mae, Pool #MA4236	1.50	1/1/51	22
22	Fannie Mae, Pool #MA4302	1.50	4/1/36	23
49	Fannie Mae, Pool #CB0711	1.50	6/1/51	47
48	Fannie Mae, Pool #MA4343	1.50	5/1/51	47
24	Fannie Mae, Pool #MA4280	1.50	3/1/51	23
24	Fannie Mae, Pool #MA4342	1.50	4/1/41	23
47	Fannie Mae, Pool #CB0310	1.50	4/1/36	47
23	Fannie Mae, Pool #CA7695	1.50	11/1/50	22
25	Fannie Mae, Pool #MA4445	1.50	10/1/41	24
24	Fannie Mae, Pool #MA4417	1.50	9/1/36	24
48	Fannie Mae, Pool #FM6579	1.50	3/1/51	47
19	Fannie Mae, Pool #BQ3141	1.50	10/1/35	20
23	Fannie Mae, Pool #CA7696	1.50	11/1/50	22
20	Fannie Mae, Pool #BQ5781	1.50	11/1/35	20
49	Fannie Mae, Pool #MA4441	1.50	10/1/36	49
24	Fannie Mae, Pool #MA4403	2.00	8/1/36	24
45	Fannie Mae, Pool #CA8252	2.00	12/1/45	45
44	Fannie Mae, Pool #FM4788	2.00	11/1/50	43
45	Fannie Mae, Pool #MA4303	2.00	4/1/36	46
45	Fannie Mae, Pool #MA4237	2.00	1/1/51	45
45	Fannie Mae, Pool #CA8110	2.00	12/1/50	45
25	Fannie Mae, Pool #CB1787	2.00	10/1/51	25
45	Fannie Mae, Pool #MA4255	2.00	2/1/51	45
43	Fannie Mae, Pool #BP9370	2.00	7/1/50	43
45	Fannie Mae, Pool #BQ3004	2.00	10/1/50	45
24	Fannie Mae, Pool #BR2176	2.00	7/1/36	24
22	Fannie Mae, Pool #CA7224	2.00	10/1/50	22
16	Fannie Mae, Pool #AS2673	2.00	5/1/29	17
24	Fannie Mae, Pool #FM6559	2.00	3/1/51	24
48	Fannie Mae, Pool #MA4325	2.00	5/1/51	47
33	Fannie Mae, Pool #FM3755	2.00	9/1/35	34
25	Fannie Mae, Pool #BT0240	2.00	9/1/51	25

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$46	Fannie Mae, Pool #MA4281	2.00	3/1/51	$46
45	Fannie Mae, Pool #BQ5112	2.00	11/1/50	45
44	Fannie Mae, Pool #BQ8341	2.00	12/1/50	44
18	Fannie Mae, Pool #FM4039	2.00	10/1/35	18
46	Fannie Mae, Pool #BQ7777	2.00	3/1/36	47
23	Fannie Mae, Pool #CA7833	2.00	11/1/50	23
45	Fannie Mae, Pool #CA9183	2.00	2/1/36	46
50	Fannie Mae, Pool #MA4511	2.00	1/1/52	50
23	Fannie Mae, Pool #BQ9685	2.00	1/1/51	23
21	Fannie Mae, Pool #MA4182	2.00	11/1/50	21
23	Fannie Mae, Pool #FM5044	2.00	12/1/50	23
21	Fannie Mae, Pool #FM5453	2.00	1/1/41	22
37	Fannie Mae, Pool #MA4128	2.00	9/1/40	37
23	Fannie Mae, Pool #FM5308	2.00	12/1/50	23
49	Fannie Mae, Pool #MA4442	2.00	10/1/36	50
25	Fannie Mae, Pool #MA4474	2.00	11/1/41	25
49	Fannie Mae, Pool #CB1620	2.00	9/1/51	49
48	Fannie Mae, Pool #CB0325	2.00	4/1/51	48
24	Fannie Mae, Pool #CB0497	2.00	5/1/51	24
24	Fannie Mae, Pool #CB0684	2.00	6/1/51	24
47	Fannie Mae, Pool #FM6448	2.00	3/1/51	47
25	Fannie Mae, Pool #FM9704	2.00	12/1/51	25
21	Fannie Mae, Pool #MA4204	2.00	12/1/40	21
23	Fannie Mae, Pool #MA4360	2.00	6/1/36	24
48	Fannie Mae, Pool #FM6852	2.00	5/1/51	48
22	Fannie Mae, Pool #CA7225	2.00	10/1/50	22
25	Fannie Mae, Pool #FM9579	2.00	7/1/51	25
17	Fannie Mae, Pool #SB8061	2.00	9/1/35	17
47	Fannie Mae, Pool #MA4305	2.00	4/1/51	47
23	Fannie Mae, Pool #CA8687	2.00	1/1/51	23
49	Fannie Mae, Pool #FM7411	2.00	5/1/51	49
47	Fannie Mae, Pool #CA8850	2.00	2/1/51	47
48	Fannie Mae, Pool #BR4435	2.00	4/1/51	47
22	Fannie Mae, Pool #CA8118	2.00	12/1/50	22
47	Fannie Mae, Pool #FM6555	2.00	4/1/51	47
21	Fannie Mae, Pool #MA4176	2.00	10/1/40	21
16	Fannie Mae, Pool #MA4096	2.50	8/1/50	16
9	Fannie Mae, Pool #MA3833	2.50	11/1/49	9
19	Fannie Mae, Pool #MA4210	2.50	12/1/50	20
19	Fannie Mae, Pool #AU6677	2.50	9/1/28	20
13	Fannie Mae, Pool #MA1277	2.50	12/1/27	14
14	Fannie Mae, Pool #AS8893	2.50	2/1/32	15
18	Fannie Mae, Pool #MA4159	2.50	10/1/50	19
16	Fannie Mae, Pool #FM3878	2.50	7/1/50	17
19	Fannie Mae, Pool #FM4231	2.50	9/1/50	19
18	Fannie Mae, Pool #BP5878	2.50	6/1/50	19
9	Fannie Mae, Pool #AS4946	2.50	5/1/30	10
18	Fannie Mae, Pool #BQ0329	2.50	7/1/50	18

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$18	Fannie Mae, Pool #MA4183	2.50	11/1/50	$19
16	Fannie Mae, Pool #AB7391	2.50	12/1/42	16
20	Fannie Mae, Pool #FM4309	2.50	9/1/50	20
7	Fannie Mae, Pool #MA3765	2.50	9/1/49	8
15	Fannie Mae, Pool #MA4075	2.50	7/1/35	15
9	Fannie Mae, Pool #MA3965	2.50	3/1/40	9
9	Fannie Mae, Pool #MA3990	2.50	4/1/50	10
15	Fannie Mae, Pool #CA6075	2.50	6/1/50	16
15	Fannie Mae, Pool #MA4078	2.50	7/1/50	15
37	Fannie Mae, Pool #FM4638	2.50	10/1/50	38
19	Fannie Mae, Pool #BC9041	2.50	11/1/31	19
8	Fannie Mae, Pool #MA3154	2.50	10/1/32	8
21	Fannie Mae, Pool #BQ5110	2.50	11/1/50	22
14	Fannie Mae, Pool #BD8046	2.50	9/1/31	15
10	Fannie Mae, Pool #MA3902	2.50	12/1/49	10
14	Fannie Mae, Pool #BK2588	2.50	5/1/50	15
25	Fannie Mae, Pool #BU5917	2.50	12/1/51	26
24	Fannie Mae, Pool #MA4423	2.50	9/1/41	25
23	Fannie Mae, Pool #CB0415	2.50	5/1/51	24
20	Fannie Mae, Pool #MA4256	2.50	2/1/51	20
24	Fannie Mae, Pool #FM9033	2.50	10/1/51	25
9	Fannie Mae, Pool #MA3930	2.50	2/1/35	10
25	Fannie Mae, Pool #CB1828	2.50	10/1/51	25
25	Fannie Mae, Pool #CB1784	2.50	10/1/51	25
24	Fannie Mae, Pool #CB1556	2.50	9/1/51	25
9	Fannie Mae, Pool #MA3827	2.50	11/1/34	9
33	Fannie Mae, Pool #CA6304	2.50	7/1/50	33
31	Fannie Mae, Pool #CA6074	2.50	6/1/50	32
47	Fannie Mae, Pool #BR7857	2.50	5/1/51	49
6	Fannie Mae, Pool #MA2789	2.50	10/1/36	6
17	Fannie Mae, Pool #MA2854	2.50	12/1/46	18
21	Fannie Mae, Pool #CA8131	2.50	12/1/50	21
26	Fannie Mae, Pool #AP4742	2.50	8/1/27	27
8	Fannie Mae, Pool #MA3246	2.50	1/1/33	9
48	Fannie Mae, Pool #CA8955	2.50	2/1/51	49
5	Fannie Mae, Pool #MA3744	3.00	8/1/49	5
16	Fannie Mae, Pool #QB1382	3.00	7/1/50	16
8	Fannie Mae, Pool #MA2897	3.00	2/1/37	9
12	Fannie Mae, Pool #MA3802	3.00	10/1/49	13
6	Fannie Mae, Pool #FM1299	3.00	7/1/49	6
11	Fannie Mae, Pool #CA5423	3.00	3/1/50	11
8	Fannie Mae, Pool #BO3192	3.00	10/1/49	9
8	Fannie Mae, Pool #MA3890	3.00	1/1/40	8
8	Fannie Mae, Pool #BO2201	3.00	9/1/49	8
34	Fannie Mae, Pool #AB7099	3.00	11/1/42	36
8	Fannie Mae, Pool #MA3905	3.00	1/1/50	8
7	Fannie Mae, Pool #BN7703	3.00	8/1/49	7
6	Fannie Mae, Pool #MA3774	3.00	9/1/49	6

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$7	Fannie Mae, Pool #MA3127	3.00	9/1/37	$7
8	Fannie Mae, Pool #MA3871	3.00	12/1/49	8
7	Fannie Mae, Pool #MA3237	3.00	1/1/48	7
7	Fannie Mae, Pool #MA3339	3.00	4/1/33	7
5	Fannie Mae, Pool #AO7628	3.00	6/1/27	5
11	Fannie Mae, Pool #AL9996	3.00	4/1/32	12
12	Fannie Mae, Pool #MA4048	3.00	6/1/50	12
18	Fannie Mae, Pool #BD2446	3.00	1/1/47	19
7	Fannie Mae, Pool #MA3377	3.00	5/1/48	8
12	Fannie Mae, Pool #AL9263	3.00	10/1/46	13
26	Fannie Mae, Pool #MA2246	3.00	4/1/30	27
18	Fannie Mae, Pool #AL9865	3.00	2/1/47	18
10	Fannie Mae, Pool #B08947	3.00	1/1/50	10
8	Fannie Mae, Pool #MA2863	3.00	1/1/47	9
6	Fannie Mae, Pool #MA2416	3.00	10/1/35	6
6	Fannie Mae, Pool #FM2132	3.00	1/1/50	7
8	Fannie Mae, Pool #FM1370	3.00	4/1/46	9
8	Fannie Mae, Pool #AS8074	3.00	10/1/46	8
19	Fannie Mae, Pool #MA3937	3.00	2/1/50	19
9	Fannie Mae, Pool #BD5545	3.00	10/1/46	9
29	Fannie Mae, Pool #AS0302	3.00	8/1/43	30
28	Fannie Mae, Pool #AT0682	3.00	4/1/43	29
12	Fannie Mae, Pool #AU3353	3.00	8/1/43	12
27	Fannie Mae, Pool #AB8897	3.00	4/1/43	29
32	Fannie Mae, Pool #AS8483	3.00	12/1/46	33
14	Fannie Mae, Pool #AS8276	3.00	11/1/46	15
14	Fannie Mae, Pool #AS5977	3.00	10/1/30	15
9	Fannie Mae, Pool #AZ2936	3.00	9/1/45	10
17	Fannie Mae, Pool #BC9003	3.00	11/1/46	17
8	Fannie Mae, Pool #890566	3.00	12/1/43	8
9	Fannie Mae, Pool #AS8414	3.00	11/1/46	10
8	Fannie Mae, Pool #AS8739	3.00	2/1/37	8
6	Fannie Mae, Pool #MA2523	3.00	2/1/36	6
22	Fannie Mae, Pool #AQ7920	3.00	12/1/42	23
22	Fannie Mae, Pool #AK0006	3.00	1/1/27	23
12	Fannie Mae, Pool #AB2047	3.00	1/1/26	13
36	Fannie Mae, Pool #AO0752	3.00	4/1/42	38
16	Fannie Mae, Pool #AY2961	3.00	5/1/45	17
13	Fannie Mae, Pool #AS7908	3.00	9/1/46	14
7	Fannie Mae, Pool #MA3831	3.00	11/1/39	7
11	Fannie Mae, Pool #CA5668	3.00	5/1/50	12
12	Fannie Mae, Pool #BP1932	3.00	4/1/50	12
3	Fannie Mae, Pool #BH8817	3.00	10/1/47	3
12	Fannie Mae, Pool #MA3897	3.00	1/1/35	12
11	Fannie Mae, Pool #MA1307	3.00	1/1/33	11
13	Fannie Mae, Pool #FM3395	3.00	6/1/50	14
11	Fannie Mae, Pool #CA5519	3.00	4/1/50	11
11	Fannie Mae, Pool #FM4317	3.00	9/1/50	12

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$14	Fannie Mae, Pool #BP6466	3.00	7/1/50	$14
17	Fannie Mae, Pool #MA3991	3.00	4/1/50	18
5	Fannie Mae, Pool #FM1585	3.00	9/1/49	5
12	Fannie Mae, Pool #B09169	3.00	12/1/49	13
17	Fannie Mae, Pool #MA3834	3.00	11/1/49	17
12	Fannie Mae, Pool #BO7242	3.00	1/1/50	12
5	Fannie Mae, Pool #MA3691	3.00	7/1/49	5
10	Fannie Mae, Pool #B06219	3.00	12/1/49	11
17	Fannie Mae, Pool #BC4764	3.00	10/1/46	18
12	Fannie Mae, Pool #MA4079	3.00	7/1/50	13
12	Fannie Mae, Pool #MA3738	3.00	8/1/34	12
4	Fannie Mae, Pool #CA4026	3.50	5/1/49	4
11	Fannie Mae, Pool #BP1947	3.50	4/1/50	11
8	Fannie Mae, Pool #BA3123	3.50	2/1/46	9
5	Fannie Mae, Pool #FM0020	3.50	7/1/49	5
4	Fannie Mae, Pool #MA3692	3.50	7/1/49	5
9	Fannie Mae, Pool #AS7388	3.50	6/1/46	9
7	Fannie Mae, Pool #MA2389	3.50	9/1/35	7
6	Fannie Mae, Pool #MA3059	3.50	7/1/37	6
5	Fannie Mae, Pool #MA3745	3.50	8/1/49	5
7	Fannie Mae, Pool #MA3210	3.50	12/1/49	7
6	Fannie Mae, Pool #BD5046	3.50	2/1/47	6
9	Fannie Mae, Pool #AS0024	3.50	7/1/43	10
6	Fannie Mae, Pool #MA3835	3.50	11/1/49	7
11	Fannie Mae, Pool #MA2706	3.50	8/1/46	11
31	Fannie Mae, Pool #AB6017	3.50	8/1/42	34
11	Fannie Mae, Pool #AS4772	3.50	4/1/45	12
15	Fannie Mae, Pool #AS4771	3.50	4/1/45	16
8	Fannie Mae, Pool #AS7491	3.50	7/1/46	8
7	Fannie Mae, Pool #MA3906	3.50	1/1/50	7
6	Fannie Mae, Pool #ZM4908	3.50	11/1/47	7
6	Fannie Mae, Pool #ZA5052	3.50	11/1/47	6
15	Fannie Mae, Pool #ZS4618	3.50	6/1/45	16
7	Fannie Mae, Pool #BC0443	3.50	12/1/45	7
12	Fannie Mae, Pool #BC2926	3.50	3/1/46	13
11	Fannie Mae, Pool #AB2052	3.50	1/1/26	12
4	Fannie Mae, Pool #MA3494	3.50	10/1/48	4
5	Fannie Mae, Pool #MA3775	3.50	9/1/49	6
8	Fannie Mae, Pool #BK9038	3.50	10/1/33	9
23	Fannie Mae, Pool #AS3133	3.50	8/1/44	25
12	Fannie Mae, Pool #MA1980	3.50	8/1/44	13
11	Fannie Mae, Pool #AZ0862	3.50	7/1/45	12
9	Fannie Mae, Pool #AS6102	3.50	11/1/45	9
5	Fannie Mae, Pool #MA2522	3.50	2/1/46	6
9	Fannie Mae, Pool #BC1158	3.50	2/1/46	9
4	Fannie Mae, Pool #MA3663	3.50	5/1/49	5
13	Fannie Mae, Pool #BM1568	3.50	7/1/47	14
8	Fannie Mae, Pool #MA3520	3.50	10/1/48	9

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$4	Fannie Mae, Pool #MA3637	3.50	4/1/49	$4
6	Fannie Mae, Pool #MA3057	3.50	7/1/47	6
4	Fannie Mae, Pool #BM5485	3.50	2/1/49	4
7	Fannie Mae, Pool #FM1566	3.50	11/1/48	7
6	Fannie Mae, Pool #FM1001	3.50	11/1/48	7
7	Fannie Mae, Pool #BM2000	3.50	5/1/49	7
13	Fannie Mae, Pool #AJ1886	3.50	3/1/42	15
18	Fannie Mae, Pool #MA2125	3.50	12/1/44	19
4	Fannie Mae, Pool #AS5596	3.50	8/1/45	5
4	Fannie Mae, Pool #BA1893	3.50	8/1/45	4
4	Fannie Mae, Pool #AS4236	3.50	1/1/45	5
5	Fannie Mae, Pool #AS6394	3.50	12/1/45	5
33	Fannie Mae, Pool #AQ0546	3.50	11/1/42	35
10	Fannie Mae, Pool #AL1717	3.50	5/1/27	10
59	Fannie Mae, Pool #AO2548	3.50	4/1/42	64
5	Fannie Mae, Pool #SD8001	3.50	7/1/49	5
16	Fannie Mae, Pool #AB5511	3.50	7/1/42	17
13	Fannie Mae, Pool #MA3243	3.50	1/1/38	14
6	Fannie Mae, Pool #MA3305	3.50	3/1/48	6
10	Fannie Mae, Pool #MA3026	3.50	6/1/47	10
7	Fannie Mae, Pool #BJ3716	3.50	12/1/47	8
11	Fannie Mae, Pool #MA3182	3.50	11/1/47	12
13	Fannie Mae, Pool #BJ4916	3.50	3/1/48	13
4	Fannie Mae, Pool #MA3614	3.50	3/1/49	4
6	Fannie Mae, Pool #BM4703	3.50	2/1/48	7
4	Fannie Mae, Pool #MA3597	3.50	2/1/49	4
6	Fannie Mae, Pool #MA3148	3.50	10/1/47	6
9	Fannie Mae, Pool #FM1911	3.50	7/1/48	9
4	Fannie Mae, Pool #BK0920	4.00	7/1/48	4
5	Fannie Mae, Pool #FM0021	4.00	3/1/49	5
5	Fannie Mae, Pool #AS8532	4.00	12/1/46	5
4	Fannie Mae, Pool #BK0909	4.00	7/1/48	5
26	Fannie Mae, Pool #AJ5303	4.00	11/1/41	28
6	Fannie Mae, Pool #BD7165	4.00	4/1/47	6
3	Fannie Mae, Pool #MA3615	4.00	3/1/49	4
9	Fannie Mae, Pool #AS9314	4.00	3/1/47	9
11	Fannie Mae, Pool #ZA4988	4.00	8/1/47	12
7	Fannie Mae, Pool #BN6677	4.00	6/1/49	8
6	Fannie Mae, Pool #AS7600	4.00	7/1/46	6
18	Fannie Mae, Pool #BK7943	4.00	11/1/48	19
12	Fannie Mae, Pool #AX0841	4.00	9/1/44	14
11	Fannie Mae, Pool #AU8849	4.00	11/1/43	12
4	Fannie Mae, Pool #BM4991	4.00	9/1/48	5
9	Fannie Mae, Pool #ZS4708	4.00	3/1/47	10
4	Fannie Mae, Pool #MA3563	4.00	1/1/49	5
4	Fannie Mae, Pool #AV0606	4.00	11/1/43	4
4	Fannie Mae, Pool #FM1571	4.00	12/1/48	5
5	Fannie Mae, Pool #MA2415	4.00	10/1/45	5

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$5	Fannie Mae, Pool #BN0334	4.00	12/1/48	$6
5	Fannie Mae, Pool #FM1415	4.00	12/1/48	6
10	Fannie Mae, Pool #MA3121	4.00	9/1/47	11
4	Fannie Mae, Pool #AZ1210	4.00	5/1/45	4
42	Fannie Mae, Pool #190405	4.00	10/1/40	46
4	Fannie Mae, Pool #MA3638	4.00	4/1/49	4
5	Fannie Mae, Pool #BE8373	4.00	2/1/47	5
8	Fannie Mae, Pool #MA3804	4.00	10/1/49	9
11	Fannie Mae, Pool #BM4306	4.00	9/1/25	12
13	Fannie Mae, Pool #BM1066	4.00	2/1/47	14
6	Fannie Mae, Pool #MA3277	4.00	2/1/48	6
5	Fannie Mae, Pool #BD7060	4.00	3/1/47	5
11	Fannie Mae, Pool #AS3467	4.00	10/1/44	12
7	Fannie Mae, Pool #AS9831	4.00	6/1/47	8
4	Fannie Mae, Pool #CA2316	4.00	7/1/48	4
4	Fannie Mae, Pool #MA3521	4.00	11/1/48	4
13	Fannie Mae, Pool #AS3468	4.00	10/1/44	14
21	Fannie Mae, Pool #AO2959	4.00	5/1/42	22
3	Fannie Mae, Pool #MA3592	4.00	2/1/49	3
7	Fannie Mae, Pool #AS3452	4.00	9/1/44	8
8	Fannie Mae, Pool #AS7558	4.00	7/1/46	8
9	Fannie Mae, Pool #BM2002	4.00	10/1/47	10
3	Fannie Mae, Pool #AY9901	4.00	7/1/45	4
5	Fannie Mae, Pool #MA3183	4.00	11/1/47	6
13	Fannie Mae, Pool #AH6242	4.00	4/1/26	13
5	Fannie Mae, Pool #CA0183	4.00	8/1/47	6
6	Fannie Mae, Pool #FM1960	4.00	5/1/49	6
10	Fannie Mae, Pool #MA2995	4.00	5/1/47	11
6	Fannie Mae, Pool #MA3746	4.00	8/1/49	6
11	Fannie Mae, Pool #MA0534	4.00	10/1/30	12
15	Fannie Mae, Pool #AL8139	4.00	2/1/32	15
6	Fannie Mae, Pool #AZ7362	4.00	11/1/45	6
15	Fannie Mae, Pool #AC7328	4.00	12/1/39	16
12	Fannie Mae, Pool #AS8823	4.00	2/1/47	13
5	Fannie Mae, Pool #BK4850	4.50	5/1/48	5
31	Fannie Mae, Pool #AL1107	4.50	11/1/41	34
4	Fannie Mae, Pool #BH3310	4.50	5/1/47	4
9	Fannie Mae, Pool #AL6567	4.50	10/1/44	10
16	Fannie Mae, Pool #MA3184	4.50	11/1/47	17
16	Fannie Mae, Pool #AS9394	4.50	4/1/47	18
3	Fannie Mae, Pool #BK6328	4.50	6/1/48	3
7	Fannie Mae, Pool #BM3286	4.50	11/1/47	7
6	Fannie Mae, Pool #CA0623	4.50	10/1/47	6
6	Fannie Mae, Pool #AS2751	4.50	6/1/44	7
5	Fannie Mae, Pool #AU9017	4.50	9/1/43	5
22	Fannie Mae, Pool #AE0954	4.50	2/1/41	24
2	Fannie Mae, Pool #930998	4.50	4/1/29	2
5	Fannie Mae, Pool #MA3639	4.50	4/1/49	6

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$6	Fannie Mae, Pool #CA1711	4.50	5/1/48	$6
11	Fannie Mae, Pool #MA3747	4.50	8/1/49	12
28	Fannie Mae, Pool #AE0217	4.50	8/1/40	31
4	Fannie Mae, Pool #MA3537	4.50	12/1/48	4
4	Fannie Mae, Pool #BN4309	4.50	1/1/49	4
3	Fannie Mae, Pool #BE6489	4.50	1/1/47	3
6	Fannie Mae, Pool #BM3904	5.00	5/1/48	7
28	Fannie Mae, Pool #889117	5.00	10/1/35	31
13	Fannie Mae, Pool #725238	5.00	3/1/34	15
6	Fannie Mae, Pool #725027	5.00	11/1/33	6
4	Fannie Mae, Pool #890603	5.00	8/1/41	4
5	Fannie Mae, Pool #890221	5.50	12/1/33	6
12	Fannie Mae, Pool #959451	6.00	12/1/37	14
32	Fannie Mae, Pool #725228	6.00	3/1/34	37
17	Fannie Mae, Pool #AE0442	6.50	1/1/39	19
25	Fannie Mae, 15 YR TBA	1.50	2/25/36	25
100	Fannie Mae, 15 YR TBA	1.50	1/25/37	100
50	Fannie Mae, 15 YR TBA	2.00	1/25/37	51
25	Fannie Mae, 15 YR TBA	2.50	1/25/36	26
25	Fannie Mae, 30 YR TBA	1.50	1/25/51	24
300	Fannie Mae, 30 YR TBA	2.00	1/25/51	299
100	Fannie Mae, 30 YR TBA	2.00	2/25/50	99
125	Fannie Mae, 30 YR TBA	2.50	2/25/51	127
375	Fannie Mae, 30 YR TBA	2.50	1/25/51	382
25	Fannie Mae, 30 YR TBA	3.00	1/25/50	26
10	Federal National Mortgage Association, Series 2020-M52, Class - A2	1.32(a)	10/25/30	10
20	Federal National Mortgage Association, Pool #MA4205	1.50	12/1/35	20
23	Federal National Mortgage Association, Pool #CA8893	2.00	2/1/51	23
24	Freddie Mac, Pool #RB5110	1.50	5/1/41	23
21	Freddie Mac, Pool #SB8088	1.50	2/1/36	21
48	Freddie Mac, Pool #QC0962	1.50	4/1/51	46
49	Freddie Mac, Pool #SD8154	1.50	6/1/51	47
23	Freddie Mac, Pool #SB8097	1.50	4/1/36	23
24	Freddie Mac, Pool #SB8115	2.00	8/1/36	24
20	Freddie Mac, Pool #RC1727	2.00	12/1/35	21
22	Freddie Mac, Pool #RB5095	2.00	12/1/40	22
22	Freddie Mac, Pool #SD8121	2.00	12/1/50	22
48	Freddie Mac, Pool #QC1075	2.00	4/1/51	47
24	Freddie Mac, Pool #RB5121	2.00	7/1/41	25
25	Freddie Mac, Pool #RA6025	2.00	10/1/51	25
49	Freddie Mac, Pool #QC6815	2.00	9/1/51	49
24	Freddie Mac, Pool #QC4423	2.00	7/1/51	24
22	Freddie Mac, Pool #RA3575	2.00	9/1/50	22
25	Freddie Mac, Pool #QC7473	2.00	9/1/51	25
25	Freddie Mac, Pool #RA6333	2.00	11/1/51	25
50	Freddie Mac, Pool #QD1254	2.00	11/1/51	50
25	Freddie Mac, Pool #QD0433	2.00	11/1/51	25
25	Freddie Mac, Pool #QC6925	2.00	9/1/51	25

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$47	Freddie Mac, Pool #QB9896	2.00	3/1/51	$47
48	Freddie Mac, Pool #QC3697	2.00	6/1/51	48
25	Freddie Mac, Pool #SB8128	2.00	11/1/36	25
24	Freddie Mac, Pool #QC3597	2.00	6/1/51	24
50	Freddie Mac, Pool #SD8188	2.00	1/1/52	50
23	Freddie Mac, Pool #SB8107	2.00	5/1/36	24
39	Freddie Mac, Pool #SB8079	2.00	12/1/35	40
46	Freddie Mac, Pool #QB7708	2.00	1/1/51	46
46	Freddie Mac, Pool #QB8064	2.00	1/1/51	46
47	Freddie Mac, Pool #QB6893	2.00	12/1/50	46
45	Freddie Mac, Pool #SD8128	2.00	2/1/51	45
21	Freddie Mac, Pool #QB3926	2.00	10/1/50	21
21	Freddie Mac, Pool #QB3716	2.00	9/1/50	21
47	Freddie Mac, Pool #QC0423	2.00	4/1/51	46
24	Freddie Mac, Pool #RB5114	2.00	6/1/41	24
24	Freddie Mac, Pool #SD8146	2.00	5/1/51	24
47	Freddie Mac, Pool #SD7537	2.00	3/1/51	47
47	Freddie Mac, Pool #RA4986	2.00	4/1/51	47
48	Freddie Mac, Pool #QC1333	2.00	5/1/51	47
50	Freddie Mac, Pool #SD8177	2.00	10/1/51	50
25	Freddie Mac, Pool #SD8172	2.00	9/1/51	25
22	Freddie Mac, Pool #SD8113	2.00	12/1/50	22
24	Freddie Mac, Pool #RA5155	2.00	5/1/51	24
17	Freddie Mac, Pool #ZS7735	2.00	1/1/32	18
21	Freddie Mac, Pool #RA3205	2.00	8/1/50	21
13	Freddie Mac, Pool #J25686	2.00	9/1/28	13
25	Freddie Mac, Pool #RA6340	2.50	11/1/51	25
9	Freddie Mac, Pool #G07445	2.50	7/1/43	9
20	Freddie Mac, Pool #RA4070	2.50	11/1/50	21
49	Freddie Mac, Pool #RA5832	2.50	9/1/51	50
40	Freddie Mac, Pool #RA2643	2.50	6/1/50	41
20	Freddie Mac, Pool #RA2645	2.50	6/1/50	20
24	Freddie Mac, Pool #ZS8483	2.50	3/1/28	25
24	Freddie Mac, Pool #SD8167	2.50	9/1/51	25
23	Freddie Mac, Pool #SD0578	2.50	3/1/51	23
25	Freddie Mac, Pool #RA5802	2.50	9/1/51	25
23	Freddie Mac, Pool #QC2031	2.50	5/1/51	24
24	Freddie Mac, Pool #QC2251	2.50	5/1/51	24
20	Freddie Mac, Pool #SD8122	2.50	1/1/51	20
18	Freddie Mac, Pool #SD8099	2.50	10/1/50	18
9	Freddie Mac, Pool #QA5290	2.50	12/1/49	10
16	Freddie Mac, Pool #RA2595	2.50	5/1/50	17
16	Freddie Mac, Pool #SD8083	2.50	8/1/50	16
23	Freddie Mac, Pool #SD8147	2.50	5/1/51	23
14	Freddie Mac, Pool #RB5054	2.50	6/1/40	14
25	Freddie Mac, Pool #SD8189	2.50	1/1/52	26
12	Freddie Mac, Pool #SB8045	2.50	5/1/35	12
38	Freddie Mac, Pool #SD8114	2.50	12/1/50	39

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$18	Freddie Mac, Pool #QB3287	2.50	8/1/50	$19
20	Freddie Mac, Pool #QB3703	2.50	9/1/50	20
9	Freddie Mac, Pool #ZS8692	2.50	4/1/33	10
19	Freddie Mac, Pool #ZS4687	2.50	11/1/46	19
39	Freddie Mac, Pool #RA2634	2.50	5/1/50	40
24	Freddie Mac, Pool #QC7457	2.50	9/1/51	25
10	Freddie Mac, Pool #G18635	2.50	3/1/32	10
21	Freddie Mac, Pool #RA4527	2.50	2/1/51	21
20	Freddie Mac, Pool #SD8129	2.50	2/1/51	20
23	Freddie Mac, Pool #SD8151	2.50	6/1/51	24
46	Freddie Mac, Pool #SD0412	2.50	8/1/50	47
50	Freddie Mac, Pool #SD8183	2.50	12/1/51	51
18	Freddie Mac, Pool #RA2897	2.50	6/1/50	18
19	Freddie Mac, Pool #G18485	2.50	10/1/28	20
19	Freddie Mac, Pool #G18470	2.50	6/1/28	20
45	Freddie Mac, Pool #SD8141	2.50	4/1/51	46
29	Freddie Mac, Pool #G18611	2.50	9/1/31	30
9	Freddie Mac, Pool #RB5043	2.50	4/1/40	9
8	Freddie Mac, Pool #G18687	2.50	5/1/33	8
10	Freddie Mac, Pool #SD8055	2.50	4/1/50	10
9	Freddie Mac, Pool #ZK8425	2.50	12/1/31	9
25	Freddie Mac, Series K-1514, Class - A2, Callable 10/25/34 @ 100.00	2.86	10/25/34	27
13	Freddie Mac, Pool #QA9049	3.00	4/1/50	14
11	Freddie Mac, Pool #QA8065	3.00	3/1/50	12
4	Freddie Mac, Pool #G18518	3.00	7/1/29	5
7	Freddie Mac, Pool #G18601	3.00	5/1/31	7
7	Freddie Mac, Pool #ZS4688	3.00	11/1/46	7
11	Freddie Mac, Pool #SB8046	3.00	5/1/35	12
21	Freddie Mac, Pool #G60989	3.00	12/1/46	22
42	Freddie Mac, Pool #C09035	3.00	4/1/43	44
6	Freddie Mac, Pool #QA1033	3.00	7/1/49	7
7	Freddie Mac, Pool #G08803	3.00	3/1/48	7
15	Freddie Mac, Pool #G18663	3.00	10/1/32	16
32	Freddie Mac, Pool #ZS4697	3.00	1/1/47	33
13	Freddie Mac, Pool #ZS4658	3.00	4/1/46	14
3	Freddie Mac, Pool #J25193	3.00	8/1/23	3
43	Freddie Mac, Pool #ZS4522	3.00	7/1/43	45
19	Freddie Mac, Pool #ZA2304	3.00	6/1/33	20
29	Freddie Mac, Pool #ZS4511	3.00	3/1/43	31
49	Freddie Mac, Pool #SD8174	3.00	10/1/51	51
9	Freddie Mac, Pool #SD8056	3.00	4/1/50	9
20	Freddie Mac, Pool #ZS4606	3.00	3/1/45	21
5	Freddie Mac, Pool #C91809	3.00	2/1/35	6
16	Freddie Mac, Pool #SD8030	3.00	11/1/49	16
12	Freddie Mac, Pool #SD8074	3.00	7/1/50	13
6	Freddie Mac, Pool #G08635	3.00	4/1/45	6
9	Freddie Mac, Pool #G61680	3.00	4/1/47	9
8	Freddie Mac, Pool #ZM2721	3.00	2/1/47	8

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$15	Freddie Mac, Pool #G08737	3.00	12/1/46	$16
7	Freddie Mac, Pool #C91927	3.00	5/1/37	7
9	Freddie Mac, Pool #J38057	3.00	12/1/32	9
18	Freddie Mac, Pool #ZS4706	3.00	3/1/47	18
9	Freddie Mac, Pool #J36428	3.00	2/1/32	10
13	Freddie Mac, Pool #G15145	3.00	7/1/29	14
8	Freddie Mac, Pool #ZM2089	3.00	11/1/46	8
8	Freddie Mac, Pool #ZM2169	3.00	11/1/46	8
4	Freddie Mac, Pool #Q57871	3.50	8/1/48	4
7	Freddie Mac, Pool #J30284	3.50	11/1/29	7
10	Freddie Mac, Pool #G08687	3.50	1/1/46	11
7	Freddie Mac, Pool #V83453	3.50	10/1/47	8
8	Freddie Mac, Pool #Q43933	3.50	10/1/46	9
12	Freddie Mac, Pool #SB8007	3.50	9/1/34	13
17	Freddie Mac, Pool #C91456	3.50	6/1/32	18
19	Freddie Mac, Pool #ZS4642	3.50	12/1/45	20
38	Freddie Mac, Pool #ZS4487	3.50	6/1/42	41
10	Freddie Mac, Pool #G08698	3.50	3/1/46	11
5	Freddie Mac, Pool #ZS4599	3.50	1/1/45	6
16	Freddie Mac, Pool #C03759	3.50	2/1/42	17
22	Freddie Mac, Pool #G08554	3.50	10/1/43	24
9	Freddie Mac, Pool #ZS4651	3.50	3/1/46	10
5	Freddie Mac, Pool #ZS4659	3.50	4/1/46	5
4	Freddie Mac, Pool #ZS4771	3.50	6/1/48	4
6	Freddie Mac, Pool #ZA5128	3.50	12/1/47	6
5	Freddie Mac, Pool #G08627	3.50	2/1/45	5
11	Freddie Mac, Pool #G61148	3.50	9/1/47	11
5	Freddie Mac, Pool #J14069	3.50	1/1/26	6
9	Freddie Mac, Pool #SD8011	3.50	9/1/49	9
18	Freddie Mac, Pool #Q09896	3.50	8/1/42	19
7	Freddie Mac, Pool #G08620	3.50	12/1/44	7
5	Freddie Mac, Pool #G08770	3.50	7/1/47	5
8	Freddie Mac, Pool #Q53176	3.50	12/1/47	8
5	Freddie Mac, Pool #ZS4713	3.50	4/1/47	5
12	Freddie Mac, Pool #RA2469	3.50	4/1/50	13
9	Freddie Mac, Pool #G08784	3.50	10/1/47	9
9	Freddie Mac, Pool #G08761	3.50	5/1/47	10
10	Freddie Mac, Pool #RA1508	3.50	10/1/49	11
21	Freddie Mac, Pool #G08636	3.50	4/1/45	22
8	Freddie Mac, Pool #C91395	4.00	9/1/31	8
4	Freddie Mac, Pool #ZA6946	4.00	5/1/49	5
6	Freddie Mac, Pool #G08771	4.00	7/1/47	7
9	Freddie Mac, Pool #G08563	4.00	1/1/44	10
20	Freddie Mac, Pool #ZL7781	4.00	2/1/44	22
7	Freddie Mac, Pool #ZT1320	4.00	11/1/48	8
12	Freddie Mac, Pool #G08567	4.00	1/1/44	13
12	Freddie Mac, Pool #A96286	4.00	1/1/41	13
8	Freddie Mac, Pool #Q58680	4.00	9/1/48	9

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$5	Freddie Mac, Pool #ZT2106	4.00	3/1/49	$5
10	Freddie Mac, Pool #G08775	4.00	8/1/47	11
14	Freddie Mac, Pool #G08606	4.00	9/1/44	15
4	Freddie Mac, Pool #ZT1840	4.00	9/1/48	4
18	Freddie Mac, Pool #G08637	4.00	4/1/45	20
11	Freddie Mac, Pool #ZS4631	4.00	9/1/45	12
11	Freddie Mac, Pool #SD8070	4.00	6/1/50	12
6	Freddie Mac, Pool #G08801	4.00	2/1/48	7
18	Freddie Mac, Pool #G06506	4.00	12/1/40	20
8	Freddie Mac, Pool #SD0290	4.00	4/1/50	8
7	Freddie Mac, Pool #A97186	4.50	3/1/41	8
6	Freddie Mac, Pool #C09059	4.50	3/1/44	7
6	Freddie Mac, Pool #G08781	4.50	9/1/47	6
7	Freddie Mac, Pool #Q58217	4.50	9/1/48	7
18	Freddie Mac, Pool #G01890	4.50	10/1/35	20
1	Freddie Mac, Pool #C90686	4.50	6/1/23	1
4	Freddie Mac, Pool #ZS4774	4.50	5/1/48	5
22	Freddie Mac, Pool #A97692	4.50	3/1/41	24
7	Freddie Mac, Pool #Q52321	4.50	11/1/47	8
11	Freddie Mac, Pool #G04817	5.00	9/1/38	12
12	Freddie Mac, Pool #G05904	5.00	9/1/39	14
12	Freddie Mac, Pool #G01962	5.00	12/1/35	13
6	Freddie Mac, Pool #G08838	5.00	9/1/48	6
10	Freddie Mac, Pool #ZT1779	5.00	3/1/49	11
19	Freddie Mac, Pool #G01665	5.50	3/1/34	22
2	Freddie Mac, Pool #C90989	6.00	9/1/26	2
6	Freddie Mac, Pool #G03616	6.00	12/1/37	7
12	Freddie Mac, Pool #G02794	6.00	5/1/37	15
41	Government National Mortgage Association, Pool #MA6864	2.00	9/20/50	42
24	Government National Mortgage Association, Pool #MA7366	2.00	5/20/51	24
22	Government National Mortgage Association, Pool #MA7051	2.00	12/20/50	22
25	Government National Mortgage Association, Pool #MA7588	2.00	9/20/51	25
49	Government National Mortgage Association, Pool #MA7471	2.00	7/20/51	49
22	Government National Mortgage Association, Pool #MA7135	2.00	1/20/51	23
42	Government National Mortgage Association, Pool #MA6930	2.00	10/20/50	43
46	Government National Mortgage Association, Pool #MA7254	2.00	3/20/51	47
49	Government National Mortgage Association, Pool #MA7472	2.50	7/20/51	50
24	Government National Mortgage Association, Pool #MA7534	2.50	8/20/51	25
8	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	9
6	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	6
10	Government National Mortgage Association, Pool #MA6540	2.50	3/20/50	10
44	Government National Mortgage Association, Pool #MA7255	2.50	3/20/51	45
18	Government National Mortgage Association, Pool #MA6931	2.50	10/20/50	18
18	Government National Mortgage Association, Pool #MA6995	2.50	11/20/50	19
25	Government National Mortgage Association, Pool #MA7589	2.50	9/20/51	25
29	Government National Mortgage Association, Pool #MA4260	2.50	2/20/47	30
32	Government National Mortgage Association, Pool #MA6819	2.50	8/20/50	33
3	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	4

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$7	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	$8
23	Government National Mortgage Association, Pool #MA7312	2.50	4/20/51	24
13	Government National Mortgage Association, Pool #MA6655	2.50	5/20/50	13
17	Government National Mortgage Association, Pool #MA6865	2.50	9/20/50	18
42	Government National Mortgage Association, Pool #MA7193	2.50	2/20/51	43
17	Government National Mortgage Association, Pool #MA4003	3.00	10/20/46	18
7	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	7
12	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	13
19	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	20
9	Government National Mortgage Association, Pool #MA6409	3.00	1/20/50	9
10	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	11
7	Government National Mortgage Association, Pool #MA5815	3.00	3/20/49	7
7	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	7
11	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	11
11	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	11
23	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	24
19	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	20
8	Government National Mortgage Association, Pool #MA6338	3.00	12/20/49	9
11	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	12
13	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	14
8	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	8
18	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	18
9	Government National Mortgage Association, Pool #MA3243	3.00	11/20/45	10
10	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	11
9	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	9
11	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	12
26	Government National Mortgage Association, Pool #MA6766	3.00	7/20/50	27
12	Government National Mortgage Association, Pool #MA6710	3.00	6/20/50	13
8	Government National Mortgage Association, Pool #MA6089	3.00	8/20/49	8
8	Government National Mortgage Association, Pool #MA6283	3.00	11/20/49	8
10	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	10
15	Government National Mortgage Association, Pool #MA3375	3.00	1/20/46	15
14	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	14
8	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	8
17	Government National Mortgage Association, Pool #MA6474	3.00	2/20/50	18
14	Government National Mortgage Association, Pool #MA6820	3.00	8/20/50	14
5	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	5
10	Government National Mortgage Association, Pool #MA6599	3.00	4/20/50	11
10	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	11
13	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	13
27	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	28
20	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	21
23	Government National Mortgage Association, Pool #MA6656	3.00	5/20/50	24
14	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	15
20	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	21
11	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	11
15	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	17
5	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	6

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$7	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	$8
6	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	6
5	Government National Mortgage Association, Pool #MA5762	3.50	2/20/49	5
10	Government National Mortgage Association, Pool #MA5875	3.50	4/20/49	10
7	Government National Mortgage Association, Pool #MA6339	3.50	12/20/49	7
9	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	10
10	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	10
15	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	16
6	Government National Mortgage Association, Pool #AJ0411	3.50	9/15/44	6
10	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	11
18	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	19
16	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	17
11	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	12
5	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	5
10	Government National Mortgage Association, Pool #MA3105	3.50	9/20/45	10
13	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	14
8	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	9
7	Government National Mortgage Association, Pool #MA2826	3.50	5/20/45	8
11	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	11
21	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	23
11	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	12
11	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	11
11	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	11
6	Government National Mortgage Association, Pool #MA6219	3.50	10/20/49	6
11	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	12
13	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	13
6	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	6
6	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	6
10	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	11
11	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	12
7	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	7
6	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	7
10	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	11
3	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	4
20	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	21
10	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	10
12	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	12
11	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	12
29	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	32
9	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	10
7	Government National Mortgage Association, Pool #MA5191	3.50	5/20/48	7
8	Government National Mortgage Association, Pool #MA5019	3.50	2/20/48	9
4	Government National Mortgage Association, Pool #MA5876	4.00	4/20/49	4
7	Government National Mortgage Association, Pool #MA5931	4.00	5/20/49	7
6	Government National Mortgage Association, Pool #BD9886	4.00	1/15/48	7
8	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	8
5	Government National Mortgage Association, Pool #MA5466	4.00	9/20/48	5
10	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	10

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$10	Government National Mortgage Association, Pool #MA6040	4.00	7/20/49	$11
5	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	5
4	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	5
9	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	10
8	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	9
4	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	4
5	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	5
6	Government National Mortgage Association, Pool #MA6155	4.00	9/20/49	7
14	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	15
4	Government National Mortgage Association, Pool #MA5710	4.00	1/20/49	4
4	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	5
6	Government National Mortgage Association, Pool #MA3522	4.00	3/20/46	7
4	Government National Mortgage Association, Pool #MA5651	4.00	12/20/48	5
9	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	9
8	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	9
10	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	11
35	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	37
9	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	10
5	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	5
4	Government National Mortgage Association, Pool #MA5986	4.00	6/20/49	5
5	Government National Mortgage Association, Pool #MA0023	4.00	4/20/42	5
4	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	5
12	Government National Mortgage Association, Pool #MA6091	4.00	8/20/49	13
18	Government National Mortgage Association, Pool #721760	4.50	8/15/40	20
4	Government National Mortgage Association, Pool #MA5193	4.50	5/20/48	4
8	Government National Mortgage Association, Pool #MA5764	4.50	2/20/49	8
31	Government National Mortgage Association, Pool #4801	4.50	9/20/40	33
4	Government National Mortgage Association, Pool #MA5596	4.50	11/20/48	4
4	Government National Mortgage Association, Pool #MA5818	4.50	3/20/49	4
4	Government National Mortgage Association, Pool #BA2485	4.50	4/15/47	4
13	Government National Mortgage Association, Pool #MA5987	4.50	6/20/49	14
7	Government National Mortgage Association, Pool #MA2373	4.50	11/20/44	7
9	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	10
6	Government National Mortgage Association, Pool #738906	4.50	10/15/41	6
4	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	5
4	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	4
8	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	9
3	Government National Mortgage Association, Pool #MA5653	5.00	12/20/48	4
19	Government National Mortgage Association, Pool #4559	5.00	10/20/39	22
13	Government National Mortgage Association, Pool #697946	5.00	3/15/39	15
6	Government National Mortgage Association, Pool #MA5988	5.00	6/20/49	6
4	Government National Mortgage Association, Pool #MA5530	5.00	10/20/48	4
6	Government National Mortgage Association, Pool #MA5933	5.00	5/20/49	6
11	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	13
8	Government National Mortgage Association, Pool #510835	5.50	2/15/35	9
9	Government National Mortgage Association, Pool #4222	6.00	8/20/38	11
400	Government National Mortgage Association, 30 YR TBA	2.00	1/20/52	403
25	Government National Mortgage Association, 30 YR TBA	2.00	2/20/51	25

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$300	Government National Mortgage Association, 30 YR TBA	2.50	7/20/51	$307
25	Government National Mortgage Association, 30 YR TBA	2.50	2/20/51	26
25	Government National Mortgage Association, 30 YR TBA	3.00	1/20/51	26
	Total U.S. Government Agency Mortgages			13,631

	U.S. Government Agency Securities — 1.13%
25	Fannie Mae	0.25	5/22/23	25
25	Fannie Mae	0.50	6/17/25	24
25	Fannie Mae	0.75	10/8/27	24
25	Fannie Mae, Callable 3/18/22 @ 100.00	0.88	12/18/26	24
25	Fannie Mae	1.63	1/7/25	25
30	Fannie Mae	2.13	4/24/26	31
10	Fannie Mae	5.63	7/15/37	15
20	Fannie Mae	6.63	11/15/30	28
25	Federal Farm Credit Bank	0.25	2/26/24	25
75	Federal Farm Credit Bank	0.88	11/18/24	76
50	Federal Home Loan Bank	0.13	6/2/23	50
25	Federal Home Loan Bank	0.63	12/22/23	25
25	Federal Home Loan Bank	1.38	2/17/23	25
25	Federal Home Loan Bank	2.13	3/10/23	25
40	Federal Home Loan Bank	2.88	9/13/24	42
25	Freddie Mac	0.25	11/6/23	25
50	Freddie Mac	0.25	12/4/23	50
50	Freddie Mac	0.38	7/21/25	49
15	Freddie Mac	6.25	7/15/32	21
10	Freddie Mac	6.75	3/15/31	14
25	Freddie Mac	6.75	9/15/29	34
5	Tennessee Valley Authority	3.50	12/15/42	6
30	Tennessee Valley Authority	5.88	4/1/36	44
	Total U.S. Government Agency Securities			707

	Corporate Bonds — 39.45%
140	AbbVie, Inc. (Biotechnology), Callable 8/14/28 @ 100.00	4.25	11/14/28	158
215	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	258
25	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15	8/15/44	29
250	Ally Financial, Inc. (Consumer Finance), Callable 10/21/25 @ 100.00	5.75	11/20/25	282
225	Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00	3.15	2/21/40	229
270	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/5/26 @ 100.00	3.50	12/5/26	294
180	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90	2/1/46	227
220	Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 12/1/39 @ 100.00	4.35	6/1/40	258
40	Anthem, Inc. (Health Care Providers & Services), Callable 2/15/30 @ 100.00	2.25	5/15/30	40
185	Anthem, Inc. (Health Care Providers & Services), Callable 12/1/27 @ 100.00	4.10	3/1/28	206
70	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	87
270	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65	2/23/46	354
300	AT&T, Inc. (Diversified Telecommunication Services), Callable 12/1/28 @ 100.00	4.35	3/1/29	337
55	AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00	4.55	3/9/49	65
215	AT&T, Inc. (Diversified Telecommunication Services)	5.35	9/1/40	270

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$90	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	$116
65	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	76
95	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15	1/15/43	110
430	Bank of America Corp. (Banks), Callable 12/20/27 @ 100.00	3.42 (US0003M + 104 bps)(b)	12/20/28	458
680	Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00	3.97 (US0003M + 121 bps)(b)	2/7/30	747
165	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50	2/1/45	199
25	BP Capital Markets America, Inc. (Diversified Financial Services), Callable 8/24/49 @ 100.00	3.00	2/24/50	25
135	Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00	4.25	10/26/49	167
317	Brown & Brown, Inc. (Insurance), Callable 12/15/28 @ 100.00	4.50	3/15/29	357
195	Bunge Limited Finance Corp. (Food Products), Callable 2/14/31 @ 100.00	2.75	5/14/31	197
170	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25	8/15/26	179
80	Capital One Financial Corp. (Consumer Finance), Callable 1/5/25 @ 100.00	3.20	2/5/25	84
130	Capital One Financial Corp. (Consumer Finance), Callable 9/30/24 @ 100.00	3.30	10/30/24	137
220	Capital One Financial Corp. (Consumer Finance), Callable 3/31/25 @ 100.00	4.25	4/30/25	238
50	CF Industries, Inc. (Chemicals)	3.45	6/1/23	52
210	Charter Communications Operating LLC/Charter Communications Operating Capital (Media), Callable 12/30/28 @ 100.00	5.05	3/30/29	241
30	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	42
595	Citigroup, Inc. (Banks), Callable 7/21/26 @ 100.00	3.20	10/21/26	629
210	Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00	4.41 (SOFR + 391 bps)(b)	3/31/31	239
25	Comcast Corp. (Media), Callable 5/1/49 @ 100.00	4.00	11/1/49	29
25	Comcast Corp. (Media)	4.65	7/15/42	31
245	Comcast Corp. (Media)	4.75	3/1/44	308
170	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	246
20	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75	4/1/38	29
255	Constellation Brands, Inc. (Beverages), Callable 5/1/29 @ 100.00	3.15	8/1/29	268
230	CSX Corp. (Road & Rail)	6.22	4/30/40	330
184	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30	3/25/28	206
260	CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00	4.78	3/25/38	316
188	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	236
110	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 4/15/28 @ 100.00	4.45	7/15/28	124
115	Dominion Energy Gas Holding LLC, Series B (Multi-Utilities), Callable 8/15/29 @ 100.00	3.00	11/15/29	118
225	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	239
35	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25	12/15/41	41
25	Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00	4.20	8/15/45	30
55	E.I. du Pont de Nemours and Co. (Chemicals), Callable 4/15/30 @ 100.00	2.30	7/15/30	55
85	Eaton Corp. (Electrical Equipment), Callable 6/15/27 @ 100.00	3.10	9/15/27	90
5	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95	6/15/28	6
239	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	286
185	FedEx Corp., Series 2020-1, AA (Air Freight & Logistics)	1.88	8/20/35	181
140	Fiserv, Inc. (IT Services), Callable 4/1/29 @ 100.00	3.50	7/1/29	151
10	Fiserv, Inc. (IT Services), Callable 1/1/49 @ 100.00	4.40	7/1/49	12
355	General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00	6.13	10/1/25	408
111	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	136
220	HCA, Inc. (Health Care Providers & Services)	5.38	2/1/25	241

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$175	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @ 100.00	3.73	12/8/47	$198
75	International Business Machines Corp. (IT Services)	4.00	6/20/42	86
105	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	145
25	JPMorgan Chase & Co. (Banks), Callable 10/15/29 @ 100.00	2.74 (SOFR + 151 bps)(b)	10/15/30	26
30	JPMorgan Chase & Co. (Banks), Callable 5/1/27 @ 100.00	3.54 (US0003M + 138 bps)(b)	5/1/28	33
165	JPMorgan Chase & Co. (Banks), Callable 5/6/29 @ 100.00	3.70 (US0003M + 116 bps)(b)	5/6/30	180
515	JPMorgan Chase & Co. (Banks), Callable 4/23/28 @ 100.00	4.01 (US0003M + 112 bps)(b)	4/23/29	567
135	JPMorgan Chase & Co. (Banks)	8.00	4/29/27	174
195	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00	5.55	6/1/45	247
110	Lincoln National Corp. (Insurance), Callable 9/15/26 @ 100.00	3.63	12/12/26	119
175	Lincoln National Corp. (Insurance)	7.00	6/15/40	266
30	Lockheed Martin Corp. (Aerospace & Defense), Callable 9/1/44 @ 100.00	3.80	3/1/45	34
70	Lockheed Martin Corp. (Aerospace & Defense)	4.07	12/15/42	83
70	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45	6/1/27	75
75	Martin Marietta Materials, Inc. (Construction Materials), Callable 9/15/27 @ 100.00	3.50	12/15/27	81
135	Martin Marietta Materials, Inc. (Construction Materials), Callable 4/2/24 @ 100.00	4.25	7/2/24	144
25	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/1/22 @ 102.13	4.25	9/1/25	26
165	Microsoft Corp. (Software), Callable 9/17/61 @ 100.00	3.04	3/17/62	176
105	Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00	3.63	5/15/30	112
180	Morgan Stanley (Capital Markets)	3.63	1/20/27	195
395	Morgan Stanley, MTN (Capital Markets), Callable 1/23/29 @ 100.00	4.43 (US0003M + 163 bps)(b)	1/23/30	449
185	National Retail Properties, Inc. (Equity Real Estate Investment Trusts), Callable 1/15/30 @ 100.00	2.50	4/15/30	187
100	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 12/15/29 @ 100.00	2.40	3/15/30	102
130	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 1/25/27 @ 100.00	3.05	4/25/27	138
50	Netflix, Inc. (Entertainment)	5.88	2/15/25	56
130	NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 3/1/30 @ 100.00	2.25	6/1/30	129
130	Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00	4.03	10/15/47	153
125	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	167
145	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 1/1/30 @ 100.00	2.85	4/1/30	153
220	Oklahoma Gas and Electric Co. (Electric Utilities), Callable 2/15/28 @ 100.00	3.80	8/15/28	241
170	Oracle Corp. (Software), Callable 11/15/44 @ 100.00	4.13	5/15/45	179
105	Ovintiv Exploration, Inc. (Oil, Gas & Consumable Fuels)	5.63	7/1/24	115
120	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10	9/15/38	143
50	Pfizer, Inc. (Pharmaceuticals)	4.30	6/15/43	62
160	Philip Morris International, Inc. (Tobacco)	4.50	3/20/42	184
155	Principal Financial Group, Inc. (Insurance), Callable 2/15/29 @ 100.00	3.70	5/15/29	171
255	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	350
70	Prudential Financial, Inc., MTN (Insurance), Callable 9/10/39 @ 100.00	3.00	3/10/40	71
110	Prudential Financial, Inc. (Insurance)	4.60	5/15/44	137

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$15	Prudential Financial, Inc. (Insurance)	6.63	6/21/40	$22
30	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65	9/1/42	33
70	Reliance Steel & Aluminum Co. (Metals & Mining), Callable 5/15/30 @ 100.00	2.15	8/15/30	68
280	RELX Capital, Inc. (Professional Services), Callable 2/22/30 @ 100.00	3.00	5/22/30	293
155	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50	3/15/27	165
90	Roper Technologies, Inc. (Industrial Conglomerates), Callable 6/15/28 @ 100.00	4.20	9/15/28	101
70	Sabra Health Care, LP (Equity Real Estate Investment Trusts), Callable 9/1/31 @ 100.00	3.20	12/1/31	68
180	Sabra Health Care, LP (Equity Real Estate Investment Trusts), Callable 5/15/26 @ 100.00	5.13	8/15/26	198
30	Southern Company Gas Capital Corp. (Electric Utilities), Callable 3/15/26 @ 100.00	3.25	6/15/26	32
80	Southern Company Gas Capital Corp. (Electric Utilities), Callable 11/30/46 @ 100.00	4.40	5/30/47	94
125	Southwest Airlines Co. (Airlines), Callable 4/15/27 @ 100.00	5.13	6/15/27	142
49	Southwest Airlines Co., Series 2017-1 (Airlines)	6.15	2/1/24	49
255	Sunoco Logistics Partners Operations LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	259
185	Sunoco Logistics Partners Operations LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	199
150	TCI Communications, Inc. (Media)	7.88	2/15/26	187
470	The Goldman Sachs Group, Inc. (Capital Markets), Callable 6/5/27 @ 100.00	3.69 (US0003M + 151 bps)(b)	6/5/28	506
215	The Goldman Sachs Group, Inc. (Capital Markets), Callable 1/26/26 @ 100.00	3.85	1/26/27	231
60	The Goldman Sachs Group, Inc. (Capital Markets), Callable 10/31/37 @ 100.00	4.02 (US0003M + 137 bps)(b)	10/31/38	68
55	The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00	4.50	12/6/48	71
145	The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00	5.40	9/15/40	197
125	The Interpublic Group of Companies, Inc. (Media)	4.20	4/15/24	133
70	The Interpublic Group of Companies, Inc. (Media), Callable 4/1/48 @ 100.00	5.40	10/1/48	95
70	The Travelers Companies, Inc. (Insurance)	5.35	11/1/40	95
120	The Travelers Companies, Inc. (Insurance)	6.25	6/15/37	172
175	The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00	4.75	9/15/44	224
120	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.38	4/1/30	132
95	Union Pacific Corp. (Road & Rail), Callable 6/10/28 @ 100.00	3.95	9/10/28	107
15	United Parcel Service, Inc. (Air Freight & Logistics), Callable 9/15/48 @ 100.00	4.25	3/15/49	19
50	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	63
45	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63	11/15/41	57
130	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75	7/15/45	170
135	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	181
305	Verizon Communications, Inc. (Diversified Telecommunication Services), Callable 9/22/50 @ 100.00	3.55	3/22/51	327
375	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.33	9/21/28	425
35	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.86	8/21/46	45
130	Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @ 100.00	3.80	9/15/47	147
80	Virginia Electric and Power Co., Series D (Electric Utilities), Callable 2/15/43 @ 100.00	4.65	8/15/43	99
235	Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00	2.88 (US0003M + 117 bps)(b)	10/30/30	244
495	Wells Fargo & Co. (Banks)	3.00	4/22/26	519
120	Wells Fargo & Co., MTN (Banks), Callable 5/22/27 @ 100.00	3.58 (US0003M + 131 bps)(b)	5/22/28	129
90	Wells Fargo & Co., MTN (Banks), Callable 10/24/28 @ 100.00	4.15	1/24/29	101

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$55	WestRock MWV LLC (Containers & Packaging)	8.20	1/15/30	$76
265	WRKCo, Inc. (Containers & Packaging), Callable 1/15/26 @ 100.00	4.65	3/15/26	295
165	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75	8/1/37	234
	Total Corporate Bonds			24,730

	U.S. Treasury Obligations — 30.91%
65	U.S. Treasury Bond	1.13	5/15/40	57
8	U.S. Treasury Bond	1.13	8/15/40	7
105	U.S. Treasury Bond	1.25	5/15/50	89
28	U.S. Treasury Bond	1.38	11/15/40	25
145	U.S. Treasury Bond	1.38	8/15/50	127
140	U.S. Treasury Bond	1.63	11/15/50	130
10	U.S. Treasury Bond	1.75	8/15/41	10
40	U.S. Treasury Bond	1.88	2/15/41	40
15	U.S. Treasury Bond	1.88	11/15/51	15
86	U.S. Treasury Bond	1.88	2/15/51	85
106	U.S. Treasury Bond	2.00	2/15/50	108
109	U.S. Treasury Bond	2.00	8/15/51	111
117	U.S. Treasury Bond	2.25	8/15/46	124
30	U.S. Treasury Bond	2.25	5/15/41	31
101	U.S. Treasury Bond	2.25	8/15/49	108
60	U.S. Treasury Bond	2.38	5/15/51	66
96	U.S. Treasury Bond	2.38	11/15/49	105
60	U.S. Treasury Bond	2.50	2/15/45	66
120	U.S. Treasury Bond	2.50	2/15/46	132
125	U.S. Treasury Bond	2.50	5/15/46	138
55	U.S. Treasury Bond	2.75	8/15/47	64
80	U.S. Treasury Bond	2.75	11/15/47	93
20	U.S. Treasury Bond	2.75	11/15/42	23
100	U.S. Treasury Bond	2.88	5/15/43	116
65	U.S. Treasury Bond	2.88	11/15/46	77
94	U.S. Treasury Bond	2.88	5/15/49	113
110	U.S. Treasury Bond	2.88	8/15/45	129
95	U.S. Treasury Bond	3.00	8/15/48	116
75	U.S. Treasury Bond	3.00	2/15/47	91
100	U.S. Treasury Bond	3.00	11/15/44	119
50	U.S. Treasury Bond	3.00	11/15/45	60
50	U.S. Treasury Bond	3.00	5/15/45	60
50	U.S. Treasury Bond	3.00	2/15/48	61
55	U.S. Treasury Bond	3.00	5/15/47	67
90	U.S. Treasury Bond	3.00	2/15/49	111
97	U.S. Treasury Bond	3.13	8/15/44	118
22	U.S. Treasury Bond	3.13	2/15/42	26
90	U.S. Treasury Bond	3.13	2/15/43	108
80	U.S. Treasury Bond	3.13	5/15/48	100
15	U.S. Treasury Bond	3.13	11/15/41	18
30	U.S. Treasury Bond	3.38	11/15/48	39
75	U.S. Treasury Bond	3.38	5/15/44	94

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$8	U.S. Treasury Bond	3.50	2/15/39	$10
100	U.S. Treasury Bond	3.63	2/15/44	130
75	U.S. Treasury Bond	3.63	8/15/43	97
33	U.S. Treasury Bond	3.75	8/15/41	43
75	U.S. Treasury Bond	3.75	11/15/43	99
10	U.S. Treasury Bond	3.88	8/15/40	13
25	U.S. Treasury Bond	4.38	2/15/38	34
15	U.S. Treasury Bond	4.38	5/15/40	21
25	U.S. Treasury Bond	4.38	11/15/39	35
35	U.S. Treasury Bond	4.38	5/15/41	49
20	U.S. Treasury Bond	4.50	2/15/36	27
35	U.S. Treasury Bond	4.63	2/15/40	50
70	U.S. Treasury Bond	4.75	2/15/41	103
40	U.S. Treasury Bond	5.00	5/15/37	58
20	U.S. Treasury Bond	5.25	2/15/29	25
40	U.S. Treasury Bond	5.38	2/15/31	53
25	U.S. Treasury Bond	6.00	2/15/26	30
25	U.S. Treasury Bond	6.13	8/15/29	33
60	U.S. Treasury Bond	6.13	11/15/27	76
35	U.S. Treasury Bond	6.25	5/15/30	48
15	U.S. Treasury Bond	6.50	11/15/26	19
17	U.S. Treasury Bond	7.50	11/15/24	20
15	U.S. Treasury Bond	7.63	2/15/25	18
25	U.S. Treasury Note	0.13	4/30/23	25
98	U.S. Treasury Note	0.13	2/28/23	98
135	U.S. Treasury Note	0.13	5/31/23	134
50	U.S. Treasury Note	0.13	8/31/23	50
120	U.S. Treasury Note	0.13	12/15/23	119
100	U.S. Treasury Note	0.13	3/31/23	100
50	U.S. Treasury Note	0.13	6/30/23	50
45	U.S. Treasury Note	0.13	10/15/23	45
20	U.S. Treasury Note	0.13	7/31/23	20
130	U.S. Treasury Note	0.13	1/31/23	130
70	U.S. Treasury Note	0.25	9/30/23	70
100	U.S. Treasury Note	0.25	5/31/25	97
115	U.S. Treasury Note	0.25	8/31/25	111
60	U.S. Treasury Note	0.25	6/30/25	58
55	U.S. Treasury Note	0.25	11/15/23	55
60	U.S. Treasury Note	0.25	7/31/25	58
55	U.S. Treasury Note	0.25	5/15/24	54
25	U.S. Treasury Note	0.25	9/30/25	24
120	U.S. Treasury Note	0.25	6/15/24	118
125	U.S. Treasury Note	0.25	10/31/25	121
85	U.S. Treasury Note	0.38	4/30/25	83
75	U.S. Treasury Note	0.38	10/31/23	75
65	U.S. Treasury Note	0.38	9/15/24	64
70	U.S. Treasury Note	0.38	8/15/24	69
25	U.S. Treasury Note	0.38	7/31/27	24

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$60	U.S. Treasury Note	0.38	11/30/25	$58
25	U.S. Treasury Note	0.38	12/31/25	24
115	U.S. Treasury Note	0.38	7/15/24	114
82	U.S. Treasury Note	0.38	1/31/26	79
115	U.S. Treasury Note	0.38	9/30/27	109
120	U.S. Treasury Note	0.38	4/15/24	119
10	U.S. Treasury Note	0.50	6/30/27	10
120	U.S. Treasury Note	0.50	10/31/27	114
105	U.S. Treasury Note	0.50	8/31/27	100
15	U.S. Treasury Note	0.50	5/31/27	14
90	U.S. Treasury Note	0.50	3/15/23	90
130	U.S. Treasury Note	0.50	2/28/26	126
175	U.S. Treasury Note	0.63	8/15/30	163
130	U.S. Treasury Note	0.63	12/31/27	124
120	U.S. Treasury Note	0.63	5/15/30	112
5	U.S. Treasury Note	0.63	3/31/27	5
125	U.S. Treasury Note	0.63	11/30/27	120
25	U.S. Treasury Note	0.63	10/15/24	25
15	U.S. Treasury Note	0.63	7/31/26	15
85	U.S. Treasury Note	0.75	11/15/24	85
115	U.S. Treasury Note	0.75	12/31/23	115
125	U.S. Treasury Note	0.75	4/30/26	123
42	U.S. Treasury Note	0.75	8/31/26	41
135	U.S. Treasury Note	0.75	1/31/28	130
30	U.S. Treasury Note	0.75	5/31/26	29
185	U.S. Treasury Note	0.88	11/15/30	176
60	U.S. Treasury Note	0.88	6/30/26	59
15	U.S. Treasury Note	0.88	9/30/26	15
125	U.S. Treasury Note	1.00	7/31/28	122
105	U.S. Treasury Note	1.00	12/15/24	105
45	U.S. Treasury Note	1.13	2/28/25	45
125	U.S. Treasury Note	1.13	8/31/28	123
30	U.S. Treasury Note	1.13	10/31/26	30
130	U.S. Treasury Note	1.13	2/29/28	128
70	U.S. Treasury Note	1.13	2/28/27	69
211	U.S. Treasury Note	1.13	2/15/31	206
35	U.S. Treasury Note	1.25	11/30/26	35
130	U.S. Treasury Note	1.25	5/31/28	129
145	U.S. Treasury Note	1.25	8/15/31	142
45	U.S. Treasury Note	1.25	8/31/24	45
120	U.S. Treasury Note	1.25	9/30/28	119
130	U.S. Treasury Note	1.25	4/30/28	129
125	U.S. Treasury Note	1.25	6/30/28	124
130	U.S. Treasury Note	1.25	3/31/28	129
115	U.S. Treasury Note	1.38	12/31/28	114
25	U.S. Treasury Note	1.38	8/31/23	25
75	U.S. Treasury Note	1.38	9/30/23	76
60	U.S. Treasury Note	1.38	2/15/23	61

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$72	U.S. Treasury Note	1.38	11/15/31	$71
70	U.S. Treasury Note	1.38	6/30/23	71
95	U.S. Treasury Note	1.38	1/31/25	96
120	U.S. Treasury Note	1.38	10/31/28	120
50	U.S. Treasury Note	1.50	10/31/24	51
90	U.S. Treasury Note	1.50	11/30/24	91
80	U.S. Treasury Note	1.50	9/30/24	81
65	U.S. Treasury Note	1.50	1/15/23	66
25	U.S. Treasury Note	1.50	8/15/26	25
105	U.S. Treasury Note	1.50	2/28/23	106
115	U.S. Treasury Note	1.50	11/30/28	115
35	U.S. Treasury Note	1.50	1/31/27	35
63	U.S. Treasury Note	1.50	2/15/30	63
60	U.S. Treasury Note	1.63	4/30/23	61
195	U.S. Treasury Note	1.63	5/15/31	197
70	U.S. Treasury Note	1.63	9/30/26	71
100	U.S. Treasury Note	1.63	10/31/23	102
120	U.S. Treasury Note	1.63	2/15/26	122
130	U.S. Treasury Note	1.63	8/15/29	132
80	U.S. Treasury Note	1.63	5/31/23	81
88	U.S. Treasury Note	1.75	12/31/24	90
20	U.S. Treasury Note	1.75	12/31/26	20
80	U.S. Treasury Note	1.75	7/31/24	82
120	U.S. Treasury Note	1.75	11/15/29	123
114	U.S. Treasury Note	1.75	5/15/23	116
55	U.S. Treasury Note	1.75	1/31/23	56
75	U.S. Treasury Note	1.75	6/30/24	77
25	U.S. Treasury Note	1.88	6/30/26	26
75	U.S. Treasury Note	1.88	7/31/26	77
20	U.S. Treasury Note	1.88	8/31/24	21
125	U.S. Treasury Note	2.00	5/31/24	128
70	U.S. Treasury Note	2.00	4/30/24	72
95	U.S. Treasury Note	2.00	6/30/24	98
100	U.S. Treasury Note	2.00	2/15/23	102
160	U.S. Treasury Note	2.00	11/15/26	166
170	U.S. Treasury Note	2.00	2/15/25	175
170	U.S. Treasury Note	2.13	3/31/24	175
90	U.S. Treasury Note	2.13	11/30/23	92
100	U.S. Treasury Note	2.13	5/31/26	104
5	U.S. Treasury Note	2.13	2/29/24	5
65	U.S. Treasury Note	2.13	9/30/24	67
85	U.S. Treasury Note	2.13	5/15/25	88
55	U.S. Treasury Note	2.13	7/31/24	57
80	U.S. Treasury Note	2.25	1/31/24	82
80	U.S. Treasury Note	2.25	12/31/23	82
50	U.S. Treasury Note	2.25	4/30/24	52
80	U.S. Treasury Note	2.25	3/31/26	83
95	U.S. Treasury Note	2.25	11/15/25	99

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$165	U.S. Treasury Note	2.25	2/15/27	$173
150	U.S. Treasury Note	2.25	11/15/24	155
160	U.S. Treasury Note	2.25	8/15/27	168
55	U.S. Treasury Note	2.25	12/31/24	57
150	U.S. Treasury Note	2.25	11/15/27	157
55	U.S. Treasury Note	2.25	10/31/24	57
120	U.S. Treasury Note	2.38	5/15/29	128
175	U.S. Treasury Note	2.38	5/15/27	185
100	U.S. Treasury Note	2.38	8/15/24	104
85	U.S. Treasury Note	2.38	1/31/23	87
100	U.S. Treasury Note	2.38	2/29/24	103
80	U.S. Treasury Note	2.38	4/30/26	84
105	U.S. Treasury Note	2.50	5/15/24	109
50	U.S. Treasury Note	2.50	1/31/24	52
60	U.S. Treasury Note	2.50	3/31/23	61
67	U.S. Treasury Note	2.50	8/15/23	69
60	U.S. Treasury Note	2.50	2/28/26	63
90	U.S. Treasury Note	2.63	12/31/25	95
75	U.S. Treasury Note	2.63	3/31/25	79
100	U.S. Treasury Note	2.63	12/31/23	104
165	U.S. Treasury Note	2.63	2/15/29	178
105	U.S. Treasury Note	2.63	6/30/23	108
60	U.S. Treasury Note	2.63	2/28/23	61
85	U.S. Treasury Note	2.63	1/31/26	90
35	U.S. Treasury Note	2.75	5/31/23	36
90	U.S. Treasury Note	2.75	6/30/25	95
90	U.S. Treasury Note	2.75	7/31/23	93
170	U.S. Treasury Note	2.75	11/15/23	176
100	U.S. Treasury Note	2.75	2/15/24	104
85	U.S. Treasury Note	2.75	8/31/25	90
90	U.S. Treasury Note	2.75	2/28/25	95
105	U.S. Treasury Note	2.75	2/15/28	113
45	U.S. Treasury Note	2.75	4/30/23	46
105	U.S. Treasury Note	2.75	8/31/23	109
140	U.S. Treasury Note	2.88	5/15/28	153
35	U.S. Treasury Note	2.88	11/30/23	36
50	U.S. Treasury Note	2.88	10/31/23	52
90	U.S. Treasury Note	2.88	4/30/25	95
105	U.S. Treasury Note	2.88	9/30/23	109
200	U.S. Treasury Note	2.88	8/15/28	219
90	U.S. Treasury Note	2.88	11/30/25	96
75	U.S. Treasury Note	2.88	7/31/25	80
85	U.S. Treasury Note	3.00	10/31/25	91
85	U.S. Treasury Note	3.00	9/30/25	91
115	U.S. Treasury Note	3.13	11/15/28	128
	Total U.S. Treasury Obligations			19,376

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Yankee Dollars — 4.89%
$85	America Movil SAB de CV (Wireless Telecommunication Services)	6.13	11/15/37	$115
75	BHP Billiton Finance USA Ltd. (Metals & Mining)	5.00	9/30/43	99
185	BP Capital Markets PLC (Diversified Financial Services)	3.54	11/4/24	197
114	British Telecommunications PLC (Diversified Telecommunication Services)	9.63	12/15/30	167
170	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25 @ 100.00	2.05	7/15/25	171
200	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85	6/1/27	215
160	Canadian Pacific Railway Co. (Road & Rail), Callable 12/5/29 @ 100.00	2.05	3/5/30	157
105	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75(c)	6/15/30	153
90	Diageo Capital PLC (Diversified Financial Services)	5.88	9/30/36	126
160	Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/51 @ 100.00	3.40	8/1/51	162
55	Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/27 @ 100.00	3.70	7/15/27	59
55	Equinor ASA (Oil, Gas & Consumable Fuels)	3.95	5/15/43	64
105	Equinor ASA (Oil, Gas & Consumable Fuels)	5.10	8/17/40	137
140	Iberdrola International BV (Electric Utilities)	5.81	3/15/25	160
145	Iberdrola International BV (Electric Utilities)	6.75	7/15/36	213
14	LyondellBasell Industries N.V. (Chemicals)	4.00	7/15/23	15
20	LyondellBasell Industries N.V. (Chemicals), Callable 8/26/54 @ 100.00	4.63	2/26/55	24
120	Nutrien Ltd. (Chemicals), Callable 2/13/30 @ 100.00	2.95	5/13/30	126
120	Orange SA (Diversified Telecommunication Services)	9.00	3/1/31	183
90	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13	5/11/35	105
50	Shell International Finance BV (Diversified Financial Services)	4.55	8/12/43	62
55	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38	12/15/38	80
75	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05	6/20/36	107
40	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels), Callable 4/16/43 @ 100.00	5.00	10/16/43	50
35	Vodafone Group PLC (Wireless Telecommunication Services)	5.00	5/30/38	43
55	Vodafone Group PLC (Wireless Telecommunication Services)	6.15	2/27/37	74
	Total Yankee Dollars			3,064

Shares
	Investment Companies — 4.15%
470,163	State Street Institutional Treasury Money Market Fund, Premier Class	0.01(d)		470
2,132,642	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01(d)		2,133
	Total Investment Companies			2,603

	Total Investments Before TBA Sale Commitments (cost $63,337) — 104.05%			65,229

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	TBA Sale Commitments(e) — (0.13)%
$(25)	Government National Mortgage Association, 30 YR TBA	3.50	1/20/51	$(26)
(50)	Government National Mortgage Association, 30 YR TBA	4.50	1/20/51	(53)
	Total TBA Sale Commitments			(79)
	Liabilities in excess of other assets — (3.92)%			(2,456)
	Net Assets — 100.00%			$62,694

(a)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on December 31, 2021.

(b)	Variable Rate Security. The rate disclosed is the rate in effect on December 31, 2021.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate disclosed is the rate in effect on December 31, 2021.

(d)	Annualized 7-day yield as of period-end.

(e)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements.)

bps—Basis Points

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate

TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery

US0003M—3 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2021.

The Core Fixed Income Portfolio	Agincourt Capital Management, LLC	Mellon Investments Corporation	HC Capital Solutions	Total
Asset Backed Securities	—	0.10%	—	0.10%
Collateralized Mortgage Obligations	—	1.68%	—	1.68%
U.S. Government Agency Mortgages	—	21.74%	—	21.74%
U.S. Government Agency Securities	—	1.13%	—	1.13%
Corporate Bonds	39.45%	—	—	39.45%
U.S. Treasury Obligations	—	30.91%	—	30.91%
Yankee Dollars	4.89%	—	—	4.89%
Investment Companies	0.75%	3.40%	—	4.15%
TBA Sale Commitments	—	-0.13%	—	-0.13%
Other Assets (Liabilities)	0.41%	-3.15%	-1.18%	-3.92%
Total Net Assets	45.50%	55.68%	-1.18%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Corporate Opportunities Portfolio

Portfolio of Investments — December 31, 2021 (Unaudited)

Shares	Security Description	Rate %	Maturity Date	Value (000)
	Common Stock — 0.00%
1,740,900	ACC Claims Holding LLC (Communications Equipment) (a)(b)^			$—
	Total Common Stock			—

Principal Amount (000)
	Loan Participations and Assignments — 7.35%
$22,320	Centric Commercial Funding, LP(b)(c)	6.50 (US00001M with 1.00% floor + 550 bps)	10/9/22	22,291
	Total Loan Participations and Assignments			22,291

Shares
	Investment Companies — 90.59%
1,177,000	Federated Hermes Treasury Obligations Fund, Institutional Shares^^	0.01(d)		1,177
273,597,067	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01(d)		273,597
	Total Investment Companies			274,774

	Total Investments (cost $297,094) — 97.94%			297,065
	Other assets in excess of liabilities — 2.06%			6,245
	Net Assets — 100.00%			$303,310

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2021.

^^	Purchased with cash collateral held from securities lending.

(a)	Escrow security due to bankruptcy.

(b)	Security was valued using significant unobservable inputs as of December 31, 2021.

(c)	The original loan commitment represents $24,000. The unfunded commitment represents $960 as of December 31, 2021 (amounts in thousands).

(d)	Annualized 7-day yield as of period-end.

bps—Basis Points

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2021.

The Corporate Opportunities Portfolio	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stock	0.00%	—	0.00%
Loan Participations and Assignments	—	7.35%	7.35%
Investment Companies	90.12%	0.47%	90.59%
Other Assets (Liabilities)	1.85%	0.21%	2.06%
Total Net Assets	91.97%	8.03%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Corporate Opportunities Portfolio

Portfolio of Investments (concluded) — December 31, 2021 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2021.

Futures Contracts Purchased^^^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
5-Year US Treasury Note Future	1,377	3/31/22	$166,585	$697
E-Mini S&P 500 Future	477	3/18/22	113,490	2,355
			$280,075	$3,052
	Total Unrealized Appreciation			$3,052
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$3,052

^^^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 3.15%
$250	Fannie Mae	0.25	11/27/23	$248
200	Fannie Mae	0.25	7/10/23	199
100	Fannie Mae	0.25	5/22/23	100
200	Fannie Mae	0.38	8/25/25	195
150	Fannie Mae	0.50	6/17/25	147
150	Fannie Mae	0.63	4/22/25	148
50	Fannie Mae	0.75	10/8/27	48
100	Fannie Mae, Callable 3/18/22 @ 100.00	0.88	12/18/26	97
200	Fannie Mae	0.88	8/5/30	188
125	Fannie Mae	1.75	7/2/24	128
100	Fannie Mae	1.88	9/24/26	103
150	Fannie Mae	2.13	4/24/26	156
200	Fannie Mae	2.50	2/5/24	207
250	Fannie Mae	2.63	9/6/24	261
95	Fannie Mae	6.25	5/15/29	126
160	Fannie Mae	6.63	11/15/30	225
180	Fannie Mae	7.25	5/15/30	260
250	Federal Farm Credit Bank	0.13	11/23/22	250
300	Federal Farm Credit Bank	0.25	2/26/24	296
500	Federal Farm Credit Bank	0.88	11/18/24	498
75	Federal Farm Credit Bank, Callable 1/14/22 @ 100.00	1.24	12/23/30	71
200	Federal Home Loan Bank	0.13	6/2/23	199
100	Federal Home Loan Bank	0.13	8/28/23	99
200	Federal Home Loan Bank	0.50	11/9/23	199
100	Federal Home Loan Bank	1.25	12/21/26	100
500	Federal Home Loan Bank	1.38	2/17/23	505
50	Federal Home Loan Bank	2.13	3/10/23	51
150	Federal Home Loan Bank	2.88	9/13/24	158
300	Federal Home Loan Bank	3.38	9/8/23	313
65	Federal Home Loan Bank	5.50	7/15/36	94
50	Freddie Mac	0.13	10/16/23	49
250	Freddie Mac	0.25	11/6/23	248
100	Freddie Mac	0.25	12/4/23	99
300	Freddie Mac	0.25	8/24/23	298
250	Freddie Mac	0.38	9/23/25	243
150	Freddie Mac	0.38	7/21/25	146
150	Freddie Mac	0.38	4/20/23	150
200	Freddie Mac	0.38	5/5/23	200
100	Freddie Mac, Callable 1/27/22 @ 100.00	0.80	10/27/26	97
100	Freddie Mac	1.50	2/12/25	101
150	Freddie Mac	6.25	7/15/32	215
180	Freddie Mac	6.75	3/15/31	258
110	Tennessee Valley Authority	4.70	7/15/33	142
85	Tennessee Valley Authority	5.25	9/15/39	120
100	Tennessee Valley Authority	5.88	4/1/36	145
190	Tennessee Valley Authority	6.15	1/15/38	288
	Total U.S. Government Agency Securities			8,468

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations — 96.40%
$625	U.S. Treasury Bond	1.13	8/15/40	$544
1,285	U.S. Treasury Bond	1.25	5/15/50	1,091
1,385	U.S. Treasury Bond	1.38	8/15/50	1,213
715	U.S. Treasury Bond	1.38	11/15/40	650
1,370	U.S. Treasury Bond	1.63	11/15/50	1,275
1,770	U.S. Treasury Bond	1.75	8/15/41	1,712
695	U.S. Treasury Bond	1.88	2/15/51	688
1,015	U.S. Treasury Bond	1.88	11/15/51	1,007
640	U.S. Treasury Bond	1.88	2/15/41	632
1,345	U.S. Treasury Bond	2.00	2/15/50	1,365
1,885	U.S. Treasury Bond	2.00	8/15/51	1,922
500	U.S. Treasury Bond	2.00	11/15/41	505
1,260	U.S. Treasury Bond	2.25	8/15/46	1,331
1,250	U.S. Treasury Bond	2.25	8/15/49	1,338
635	U.S. Treasury Bond	2.38	5/15/51	701
1,000	U.S. Treasury Bond	2.38	11/15/49	1,099
1,135	U.S. Treasury Bond	2.50	2/15/46	1,253
1,015	U.S. Treasury Bond	2.50	2/15/45	1,116
800	U.S. Treasury Bond	2.50	5/15/46	884
1,110	U.S. Treasury Bond	2.75	8/15/47	1,291
320	U.S. Treasury Bond	2.75	11/15/47	373
955	U.S. Treasury Bond	2.88	11/15/46	1,130
780	U.S. Treasury Bond	2.88	8/15/45	916
1,500	U.S. Treasury Bond	2.88	5/15/49	1,806
1,116	U.S. Treasury Bond	2.88	5/15/43	1,296
1,015	U.S. Treasury Bond	3.00	11/15/44	1,210
705	U.S. Treasury Bond	3.00	2/15/47	853
1,360	U.S. Treasury Bond	3.00	8/15/48	1,663
1,075	U.S. Treasury Bond	3.00	5/15/47	1,305
1,645	U.S. Treasury Bond	3.00	2/15/49	2,021
1,620	U.S. Treasury Bond	3.00	2/15/48	1,977
670	U.S. Treasury Bond	3.00	11/15/45	805
1,010	U.S. Treasury Bond	3.00	5/15/45	1,208
1,505	U.S. Treasury Bond	3.13	5/15/48	1,880
827	U.S. Treasury Bond	3.13	2/15/43	996
1,230	U.S. Treasury Bond	3.13	8/15/44	1,492
1,130	U.S. Treasury Bond	3.38	5/15/44	1,422
900	U.S. Treasury Bond	3.38	11/15/48	1,178
40	U.S. Treasury Bond	3.50	2/15/39	50
1,030	U.S. Treasury Bond	3.63	2/15/44	1,340
970	U.S. Treasury Bond	3.63	8/15/43	1,258
645	U.S. Treasury Bond	3.75	11/15/43	852
225	U.S. Treasury Bond	3.88	8/15/40	296
550	U.S. Treasury Bond	4.25	11/15/40	759
30	U.S. Treasury Bond	4.25	5/15/39	41
551	U.S. Treasury Bond	4.38	5/15/41	776
855	U.S. Treasury Bond	4.38	11/15/39	1,190

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$163	U.S. Treasury Bond	4.38	5/15/40	$228
530	U.S. Treasury Bond	4.38	2/15/38	729
400	U.S. Treasury Bond	4.50	2/15/36	549
150	U.S. Treasury Bond	4.50	8/15/39	211
255	U.S. Treasury Bond	4.50	5/15/38	356
673	U.S. Treasury Bond	4.63	2/15/40	965
70	U.S. Treasury Bond	4.75	2/15/37	99
575	U.S. Treasury Bond	4.75	2/15/41	844
235	U.S. Treasury Bond	5.00	5/15/37	342
425	U.S. Treasury Bond	5.25	2/15/29	535
282	U.S. Treasury Bond	5.25	11/15/28	353
99	U.S. Treasury Bond	5.38	2/15/31	132
85	U.S. Treasury Bond	6.00	2/15/26	101
280	U.S. Treasury Bond	6.13	8/15/29	375
265	U.S. Treasury Bond	6.13	11/15/27	336
320	U.S. Treasury Bond	6.25	5/15/30	441
100	U.S. Treasury Bond	6.38	8/15/27	127
218	U.S. Treasury Bond	6.50	11/15/26	272
200	U.S. Treasury Bond	6.75	8/15/26	249
300	U.S. Treasury Bond	6.88	8/15/25	361
115	U.S. Treasury Bond	7.13	2/15/23	123
295	U.S. Treasury Bond	7.63	2/15/25	355
1,505	U.S. Treasury Note	0.13	9/15/23	1,491
685	U.S. Treasury Note	0.13	10/15/23	678
1,475	U.S. Treasury Note	0.13	2/15/24	1,456
500	U.S. Treasury Note	0.13	6/30/23	497
1,490	U.S. Treasury Note	0.13	3/31/23	1,483
945	U.S. Treasury Note	0.13	1/31/23	942
880	U.S. Treasury Note	0.13	12/31/22	877
500	U.S. Treasury Note	0.13	8/31/23	496
745	U.S. Treasury Note	0.13	8/15/23	739
1,275	U.S. Treasury Note	0.13	1/15/24	1,259
1,250	U.S. Treasury Note	0.13	2/28/23	1,245
700	U.S. Treasury Note	0.13	7/15/23	695
1,430	U.S. Treasury Note	0.13	4/30/23	1,422
1,485	U.S. Treasury Note	0.13	12/15/23	1,468
700	U.S. Treasury Note	0.25	6/15/23	697
1,680	U.S. Treasury Note	0.25	10/31/25	1,624
200	U.S. Treasury Note	0.25	9/30/23	199
1,990	U.S. Treasury Note	0.25	9/30/25	1,927
1,805	U.S. Treasury Note	0.25	3/15/24	1,784
200	U.S. Treasury Note	0.25	11/15/23	198
1,770	U.S. Treasury Note	0.25	8/31/25	1,714
1,370	U.S. Treasury Note	0.25	5/15/24	1,351
1,090	U.S. Treasury Note	0.25	5/31/25	1,060
1,415	U.S. Treasury Note	0.25	6/15/24	1,394
45	U.S. Treasury Note	0.25	4/15/23	45
620	U.S. Treasury Note	0.25	6/30/25	602

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$290	U.S. Treasury Note	0.25	7/31/25	$281
1,545	U.S. Treasury Note	0.38	12/31/25	1,497
1,845	U.S. Treasury Note	0.38	9/30/27	1,746
800	U.S. Treasury Note	0.38	8/15/24	789
1,350	U.S. Treasury Note	0.38	7/31/27	1,282
1,395	U.S. Treasury Note	0.38	9/15/24	1,375
235	U.S. Treasury Note	0.38	4/30/25	230
250	U.S. Treasury Note	0.38	11/30/23	249
1,410	U.S. Treasury Note	0.38	7/15/24	1,392
1,400	U.S. Treasury Note	0.38	1/31/26	1,355
1,380	U.S. Treasury Note	0.38	4/15/24	1,366
750	U.S. Treasury Note	0.50	6/30/27	717
1,510	U.S. Treasury Note	0.50	3/31/25	1,485
1,595	U.S. Treasury Note	0.50	8/31/27	1,522
175	U.S. Treasury Note	0.50	2/28/26	170
750	U.S. Treasury Note	0.50	5/31/27	718
1,355	U.S. Treasury Note	0.50	4/30/27	1,299
1,000	U.S. Treasury Note	0.50	3/15/23	1,000
1,895	U.S. Treasury Note	0.63	8/15/30	1,767
2,055	U.S. Treasury Note	0.63	12/31/27	1,966
1,840	U.S. Treasury Note	0.63	11/30/27	1,762
1,200	U.S. Treasury Note	0.63	10/15/24	1,190
2,275	U.S. Treasury Note	0.63	5/15/30	2,127
475	U.S. Treasury Note	0.63	3/31/27	459
1,635	U.S. Treasury Note	0.63	7/31/26	1,590
1,400	U.S. Treasury Note	0.75	1/31/28	1,348
1,375	U.S. Treasury Note	0.75	11/15/24	1,367
1,320	U.S. Treasury Note	0.75	3/31/26	1,295
1,190	U.S. Treasury Note	0.75	4/30/26	1,166
1,845	U.S. Treasury Note	0.75	8/31/26	1,803
2,115	U.S. Treasury Note	0.75	5/31/26	2,072
2,160	U.S. Treasury Note	0.88	9/30/26	2,122
2,330	U.S. Treasury Note	0.88	11/15/30	2,214
795	U.S. Treasury Note	0.88	6/30/26	782
1,100	U.S. Treasury Note	1.00	12/15/24	1,101
215	U.S. Treasury Note	1.00	7/31/28	209
965	U.S. Treasury Note	1.13	2/28/25	968
1,100	U.S. Treasury Note	1.13	2/28/27	1,091
775	U.S. Treasury Note	1.13	10/31/26	770
35	U.S. Treasury Note	1.13	2/29/28	34
1,550	U.S. Treasury Note	1.13	8/31/28	1,520
2,965	U.S. Treasury Note	1.13	2/15/31	2,877
2,980	U.S. Treasury Note	1.25	8/15/31	2,912
1,520	U.S. Treasury Note	1.25	9/30/28	1,502
1,625	U.S. Treasury Note	1.25	6/30/28	1,608
1,540	U.S. Treasury Note	1.25	3/31/28	1,527
400	U.S. Treasury Note	1.25	7/31/23	404
1,100	U.S. Treasury Note	1.25	11/30/26	1,099

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$670	U.S. Treasury Note	1.25	8/31/24	$676
1,520	U.S. Treasury Note	1.25	4/30/28	1,506
660	U.S. Treasury Note	1.25	5/31/28	654
1,000	U.S. Treasury Note	1.38	2/15/23	1,010
450	U.S. Treasury Note	1.38	8/31/26	453
1,205	U.S. Treasury Note	1.38	1/31/25	1,219
1,655	U.S. Treasury Note	1.38	11/15/31	1,633
1,915	U.S. Treasury Note	1.50	2/15/30	1,924
1,485	U.S. Treasury Note	1.50	9/30/24	1,508
1,000	U.S. Treasury Note	1.50	8/15/26	1,011
950	U.S. Treasury Note	1.50	2/28/23	961
465	U.S. Treasury Note	1.50	3/31/23	471
225	U.S. Treasury Note	1.50	1/15/23	227
905	U.S. Treasury Note	1.50	1/31/27	915
1,620	U.S. Treasury Note	1.50	10/31/24	1,645
1,090	U.S. Treasury Note	1.50	11/30/24	1,107
815	U.S. Treasury Note	1.63	5/31/23	827
810	U.S. Treasury Note	1.63	4/30/23	822
200	U.S. Treasury Note	1.63	10/31/23	203
1,000	U.S. Treasury Note	1.63	10/31/26	1,017
945	U.S. Treasury Note	1.63	11/30/26	961
1,095	U.S. Treasury Note	1.63	8/15/29	1,111
1,400	U.S. Treasury Note	1.63	2/15/26	1,424
3,080	U.S. Treasury Note	1.63	5/15/31	3,117
600	U.S. Treasury Note	1.63	9/30/26	610
745	U.S. Treasury Note	1.75	7/31/24	762
1,160	U.S. Treasury Note	1.75	12/31/24	1,186
175	U.S. Treasury Note	1.75	6/30/24	179
790	U.S. Treasury Note	1.75	11/15/29	810
1,100	U.S. Treasury Note	1.75	12/31/26	1,126
700	U.S. Treasury Note	1.75	1/31/23	710
1,603	U.S. Treasury Note	1.75	5/15/23	1,629
990	U.S. Treasury Note	1.88	8/31/24	1,015
475	U.S. Treasury Note	1.88	6/30/26	488
390	U.S. Treasury Note	1.88	7/31/26	401
1,825	U.S. Treasury Note	2.00	8/15/25	1,882
1,710	U.S. Treasury Note	2.00	5/31/24	1,757
1,421	U.S. Treasury Note	2.00	2/15/25	1,463
1,885	U.S. Treasury Note	2.00	11/15/26	1,950
1,360	U.S. Treasury Note	2.00	4/30/24	1,397
1,538	U.S. Treasury Note	2.00	2/15/23	1,564
590	U.S. Treasury Note	2.13	7/31/24	609
385	U.S. Treasury Note	2.13	5/15/25	398
445	U.S. Treasury Note	2.13	11/30/24	460
1,315	U.S. Treasury Note	2.13	9/30/24	1,358
557	U.S. Treasury Note	2.13	11/30/23	572
1,145	U.S. Treasury Note	2.13	2/29/24	1,178
950	U.S. Treasury Note	2.13	3/31/24	978

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$795	U.S. Treasury Note	2.25	12/31/24	$825
1,770	U.S. Treasury Note	2.25	8/15/27	1,857
790	U.S. Treasury Note	2.25	10/31/24	819
1,775	U.S. Treasury Note	2.25	11/15/27	1,863
950	U.S. Treasury Note	2.25	12/31/23	979
810	U.S. Treasury Note	2.25	1/31/24	835
1,785	U.S. Treasury Note	2.25	2/15/27	1,870
1,675	U.S. Treasury Note	2.25	11/15/25	1,745
700	U.S. Treasury Note	2.25	4/30/24	723
1,955	U.S. Treasury Note	2.25	11/15/24	2,026
1,810	U.S. Treasury Note	2.38	5/15/27	1,910
340	U.S. Treasury Note	2.38	4/30/26	357
1,955	U.S. Treasury Note	2.38	5/15/29	2,084
1,250	U.S. Treasury Note	2.38	1/31/23	1,276
1,675	U.S. Treasury Note	2.38	8/15/24	1,739
1,125	U.S. Treasury Note	2.38	2/29/24	1,163
990	U.S. Treasury Note	2.50	3/31/23	1,014
1,065	U.S. Treasury Note	2.50	5/15/24	1,106
1,020	U.S. Treasury Note	2.50	1/31/25	1,066
850	U.S. Treasury Note	2.50	2/28/26	895
1,370	U.S. Treasury Note	2.50	8/15/23	1,411
1,300	U.S. Treasury Note	2.50	1/31/24	1,347
1,055	U.S. Treasury Note	2.63	1/31/26	1,115
1,250	U.S. Treasury Note	2.63	12/31/23	1,296
1,205	U.S. Treasury Note	2.63	12/31/25	1,274
985	U.S. Treasury Note	2.63	2/28/23	1,009
1,785	U.S. Treasury Note	2.63	2/15/29	1,929
500	U.S. Treasury Note	2.63	6/30/23	515
955	U.S. Treasury Note	2.63	3/31/25	1,003
980	U.S. Treasury Note	2.75	4/30/23	1,009
1,620	U.S. Treasury Note	2.75	2/15/24	1,687
745	U.S. Treasury Note	2.75	8/31/23	771
1,010	U.S. Treasury Note	2.75	8/31/25	1,068
585	U.S. Treasury Note	2.75	5/31/23	603
1,897	U.S. Treasury Note	2.75	11/15/23	1,968
1,050	U.S. Treasury Note	2.75	7/31/23	1,085
2,120	U.S. Treasury Note	2.75	2/15/28	2,291
750	U.S. Treasury Note	2.88	11/30/23	781
500	U.S. Treasury Note	2.88	9/30/23	519
1,000	U.S. Treasury Note	2.88	7/31/25	1,063
1,230	U.S. Treasury Note	2.88	8/15/28	1,343
2,245	U.S. Treasury Note	2.88	5/15/28	2,446
505	U.S. Treasury Note	2.88	5/31/25	535
800	U.S. Treasury Note	2.88	11/30/25	853
1,105	U.S. Treasury Note	2.88	10/31/23	1,149
880	U.S. Treasury Note	3.00	10/31/25	941
995	U.S. Treasury Note	3.00	9/30/25	1,063
1,380	U.S. Treasury Note	3.13	11/15/28	1,534

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$400	U.S. Treasury Note	5.50	8/15/28	$503
	Total U.S. Treasury Obligations			259,408

	Yankee Dollar — 0.05%
115	AID-Israel (Sovereign Bond)	5.50	9/18/23	124
	Total Yankee Dollar			124

	Total Investments (cost $258,745) — 99.60%			268,000
	Other assets in excess of liabilities — 0.40%			1,073
	Net Assets — 100.00%			$269,073

As of December 31, 2021, 100% of the Portfolio’s net assets were managed by Mellon Investments Corporation.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds — 71.28%
$930	AbbVie, Inc. (Biotechnology), Callable 8/14/28 @ 100.00	4.25	11/14/28	$1,049
1,954	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	2,341
530	Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00	3.70	12/1/47	587
155	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15	8/15/44	180
2,155	Ally Financial, Inc. (Consumer Finance), Callable 10/21/25 @ 100.00	5.75	11/20/25	2,430
1,935	Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00	3.15	2/21/40	1,969
2,330	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/5/26 @ 100.00	3.50	12/5/26	2,540
1,525	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90	2/1/46	1,926
1,880	Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 12/1/39 @ 100.00	4.35	6/1/40	2,204
1,980	Anthem, Inc. (Health Care Providers & Services), Callable 12/1/27 @ 100.00	4.10	3/1/28	2,204
790	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	979
2,295	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65	2/23/46	3,011
2,250	AT&T, Inc. (Diversified Telecommunication Services), Callable 12/1/28 @ 100.00	4.35	3/1/29	2,528
740	AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00	4.55	3/9/49	880
2,046	AT&T, Inc. (Diversified Telecommunication Services)	5.35	9/1/40	2,570
585	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	754
255	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	296
1,145	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15	1/15/43	1,321
4,501	Bank of America Corp. (Banks), Callable 12/20/27 @ 100.00	3.42 (US0003M + 104 bps)(a)	12/20/28	4,804
5,225	Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00	3.97 (US0003M + 121 bps)(a)	2/7/30	5,747
1,665	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50	2/1/45	2,013
265	BP Capital Markets America, Inc. (Diversified Financial Services), Callable 8/24/49 @ 100.00	3.00	2/24/50	260
1,110	Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00	4.25	10/26/49	1,372
2,705	Brown & Brown, Inc. (Insurance), Callable 12/15/28 @ 100.00	4.50	3/15/29	3,045
1,315	Bunge Limited Finance Corp. (Food Products), Callable 2/14/31 @ 100.00	2.75	5/14/31	1,331
1,885	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25	8/15/26	1,983
500	Capital One Bank USA NA (Banks), Callable 1/28/25 @ 100.00	2.28 (SOFR + 91 bps)(a)	1/28/26	510
700	Capital One Financial Corp. (Consumer Finance), Callable 1/5/25 @ 100.00	3.20	2/5/25	734
2,022	Capital One Financial Corp. (Consumer Finance), Callable 3/31/25 @ 100.00	4.25	4/30/25	2,186
500	CF Industries, Inc. (Chemicals)	3.45	6/1/23	516
1,780	Charter Communications Operating LLC/Charter Communications Operating Capital (Media), Callable 12/30/28 @ 100.00	5.05	3/30/29	2,040
310	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	431
5,835	Citigroup, Inc. (Banks), Callable 7/21/26 @ 100.00	3.20	10/21/26	6,179
1,310	Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00	4.41 (SOFR + 391 bps)(a)	3/31/31	1,492
295	Comcast Corp. (Media)	4.65	7/15/42	362
2,185	Comcast Corp. (Media)	4.75	3/1/44	2,744
1,845	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	2,674
175	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75	4/1/38	253
2,195	Constellation Brands, Inc. (Beverages), Callable 5/1/29 @ 100.00	3.15	8/1/29	2,306
2,050	CSX Corp. (Road & Rail)	6.22	4/30/40	2,938
1,047	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30	3/25/28	1,172
2,415	CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00	4.78	3/25/38	2,936

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,565	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	$1,962
315	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 9/15/25 @ 100.00	5.85	12/15/25	360
1,625	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 4/15/28 @ 100.00	4.45	7/15/28	1,837
1,005	Dominion Energy Gas Holding LLC, Series B (Multi-Utilities), Callable 8/15/29 @ 100.00	3.00	11/15/29	1,035
1,830	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	1,941
685	E.I. du Pont de Nemours and Co. (Chemicals), Callable 4/15/30 @ 100.00	2.30	7/15/30	686
569	Eaton Corp. (Electrical Equipment), Callable 6/15/27 @ 100.00	3.10	9/15/27	605
800	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95	6/15/28	902
2,052	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	2,459
2,049	FedEx Corp., Series 2020-1, AA (Air Freight & Logistics)	1.88	8/20/35	2,009
1,275	Fiserv, Inc. (IT Services), Callable 4/1/29 @ 100.00	3.50	7/1/29	1,371
225	Fiserv, Inc. (IT Services), Callable 1/1/49 @ 100.00	4.40	7/1/49	267
3,495	General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00	6.13	10/1/25	4,012
1,155	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	1,410
1,890	HCA, Inc. (Health Care Providers & Services)	5.38	2/1/25	2,070
1,512	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @ 100.00	3.73	12/8/47	1,708
560	International Business Machines Corp. (IT Services)	4.00	6/20/42	641
795	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	1,097
225	JPMorgan Chase & Co. (Banks), Callable 10/15/29 @ 100.00	2.74 (SOFR + 151 bps)(a)	10/15/30	231
310	JPMorgan Chase & Co. (Banks), Callable 5/1/27 @ 100.00	3.54 (US0003M + 138 bps)(a)	5/1/28	336
1,658	JPMorgan Chase & Co. (Banks), Callable 5/6/29 @ 100.00	3.70 (US0003M + 116 bps)(a)	5/6/30	1,804
5,705	JPMorgan Chase & Co. (Banks), Callable 4/23/28 @ 100.00	4.01 (US0003M + 112 bps)(a)	4/23/29	6,291
208	JPMorgan Chase & Co. (Banks)	8.00	4/29/27	269
1,665	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00	5.55	6/1/45	2,108
190	Lincoln National Corp. (Insurance), Callable 9/15/26 @ 100.00	3.63	12/12/26	205
1,365	Lincoln National Corp. (Insurance)	7.00	6/15/40	2,074
40	Lockheed Martin Corp. (Aerospace & Defense), Callable 9/1/44 @ 100.00	3.80	3/1/45	46
655	Lockheed Martin Corp. (Aerospace & Defense)	4.07	12/15/42	776
789	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45	6/1/27	840
1,165	Martin Marietta Materials, Inc. (Construction Materials), Callable 9/15/27 @ 100.00	3.50	12/15/27	1,253
205	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/1/22 @ 102.13	4.25	9/1/25	212
1,415	Microsoft Corp. (Software), Callable 9/17/61 @ 100.00	3.04	3/17/62	1,509
960	Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00	3.63	5/15/30	1,028
1,235	Morgan Stanley (Capital Markets)	3.63	1/20/27	1,335
3,730	Morgan Stanley, MTN (Capital Markets), Callable 1/23/29 @ 100.00	4.43 (US0003M + 163 bps)(a)	1/23/30	4,234
1,580	National Retail Properties, Inc. (Equity Real Estate Investment Trusts), Callable 1/15/30 @ 100.00	2.50	4/15/30	1,597
1,615	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 12/15/29 @ 100.00	2.40	3/15/30	1,647
450	Netflix, Inc. (Entertainment)	5.88	2/15/25	506
1,000	NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 3/1/30 @ 100.00	2.25	6/1/30	994
1,075	Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00	4.03	10/15/47	1,267

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,056	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	$1,413
2,420	Oklahoma Gas and Electric Co. (Electric Utilities), Callable 2/15/28 @ 100.00	3.80	8/15/28	2,651
1,460	Oracle Corp. (Software), Callable 11/15/44 @ 100.00	4.13	5/15/45	1,539
895	Ovintiv Exploration, Inc. (Oil, Gas & Consumable Fuels)	5.63	7/1/24	980
1,080	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10	9/15/38	1,283
400	Pfizer, Inc. (Pharmaceuticals)	4.30	6/15/43	493
1,435	Philip Morris International, Inc. (Tobacco)	4.50	3/20/42	1,655
1,420	Principal Financial Group, Inc. (Insurance), Callable 2/15/29 @ 100.00	3.70	5/15/29	1,568
2,534	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	3,474
495	Prudential Financial, Inc. (Insurance)	4.60	5/15/44	618
152	Prudential Financial, Inc. (Insurance)	6.63	6/21/40	227
265	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65	9/1/42	289
610	Reliance Steel & Aluminum Co. (Metals & Mining), Callable 5/15/30 @ 100.00	2.15	8/15/30	593
2,501	RELX Capital, Inc. (Professional Services), Callable 2/22/30 @ 100.00	3.00	5/22/30	2,620
1,244	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00 ^	3.50	3/15/27	1,322
864	Roper Technologies, Inc. (Industrial Conglomerates), Callable 6/15/28 @ 100.00	4.20	9/15/28	970
930	Sabra Health Care, LP (Equity Real Estate Investment Trusts), Callable 9/1/31 @ 100.00	3.20	12/1/31	907
959	Sabra Health Care, LP (Equity Real Estate Investment Trusts), Callable 5/15/26 @ 100.00	5.13	8/15/26	1,056
330	Southern Company Gas Capital Corp. (Electric Utilities), Callable 3/15/26 @ 100.00	3.25	6/15/26	348
920	Southern Company Gas Capital Corp. (Electric Utilities), Callable 11/30/46 @ 100.00	4.40	5/30/47	1,079
1,095	Southwest Airlines Co. (Airlines), Callable 4/15/27 @ 100.00	5.13	6/15/27	1,247
306	Southwest Airlines Co., Series 2017-1 (Airlines)	6.15	2/1/24	311
3,371	Sunoco Logistics Partners Operations LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	3,430
1,625	Sunoco Logistics Partners Operations LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	1,751
1,850	TCI Communications, Inc. (Media)	7.88	2/15/26	2,303
3,685	The Goldman Sachs Group, Inc. (Capital Markets), Callable 6/5/27 @ 100.00	3.69 (US0003M + 151 bps)(a)	6/5/28	3,978
2,234	The Goldman Sachs Group, Inc. (Capital Markets), Callable 1/26/26 @ 100.00	3.85	1/26/27	2,398
530	The Goldman Sachs Group, Inc. (Capital Markets), Callable 10/31/37 @ 100.00	4.02 (US0003M + 137 bps)(a)	10/31/38	604
345	The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00	4.50	12/6/48	445
1,210	The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00	5.40	9/15/40	1,643
1,065	The Interpublic Group of Companies, Inc. (Media)	4.20	4/15/24	1,133
2	The Interpublic Group of Companies, Inc. (Media), Callable 12/30/29 @ 100.00	4.75	3/30/30	2
575	The Interpublic Group of Companies, Inc. (Media), Callable 4/1/48 @ 100.00	5.40	10/1/48	784
430	The Travelers Companies, Inc. (Insurance)	5.35	11/1/40	582
296	The Travelers Companies, Inc. (Insurance)	6.25	6/15/37	423
1,485	The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00	4.75	9/15/44	1,899
560	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.38	4/1/30	614
140	United Parcel Service, Inc. (Air Freight & Logistics), Callable 9/15/48 @ 100.00	4.25	3/15/49	179
674	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	843
810	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63	11/15/41	1,021
490	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75	7/15/45	641
1,190	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	1,596
2,830	Verizon Communications, Inc. (Diversified Telecommunication Services), Callable 9/22/50 @ 100.00	3.55	3/22/51	3,033

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,625	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.33	9/21/28	$2,976
310	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.86	8/21/46	399
625	Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @ 100.00	3.80	9/15/47	709
820	Virginia Electric and Power Co., Series D (Electric Utilities), Callable 2/15/43 @ 100.00	4.65	8/15/43	1,018
2,525	Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00	2.88 (US0003M + 117 bps)(a)	10/30/30	2,622
3,679	Wells Fargo & Co. (Banks)	3.00	4/22/26	3,866
775	Wells Fargo & Co., MTN (Banks), Callable 5/22/27 @ 100.00	3.58 (US0003M + 131 bps)(a)	5/22/28	833
770	Wells Fargo & Co., MTN (Banks), Callable 10/24/28 @ 100.00	4.15	1/24/29	861
340	WestRock MWV LLC (Containers & Packaging)	8.20	1/15/30	468
3,045	WRKCo, Inc. (Containers & Packaging), Callable 1/15/26 @ 100.00	4.65	3/15/26	3,391
1,146	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75	8/1/37	1,628
	Total Corporate Bonds			211,447

	Yankee Dollars — 8.92%
850	America Movil SAB de CV (Wireless Telecommunication Services)	6.13	11/15/37	1,147
645	BHP Billiton Finance USA Ltd. (Metals & Mining)	5.00	9/30/43	849
1,246	British Telecommunications PLC (Diversified Telecommunication Services)	9.63	12/15/30	1,830
880	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25 @ 100.00	2.05	7/15/25	887
2,504	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85	6/1/27	2,690
1,285	Canadian Pacific Railway Co. (Road & Rail), Callable 12/5/29 @ 100.00	2.05	3/5/30	1,263
1,106	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75(b)	6/15/30	1,607
1,010	Diageo Capital PLC (Diversified Financial Services)	5.88	9/30/36	1,413
1,365	Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/51 @ 100.00	3.40	8/1/51	1,380
506	Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/27 @ 100.00	3.70	7/15/27	545
560	Equinor ASA (Oil, Gas & Consumable Fuels)	3.95	5/15/43	650
825	Equinor ASA (Oil, Gas & Consumable Fuels)	5.10	8/17/40	1,076
1,430	Iberdrola International BV (Electric Utilities)	5.81	3/15/25	1,632
1,655	Iberdrola International BV (Electric Utilities)	6.75	7/15/36	2,436
180	LyondellBasell Industries N.V. (Chemicals), Callable 8/26/54 @ 100.00	4.63	2/26/55	220
1,012	Nutrien Ltd. (Chemicals), Callable 2/13/30 @ 100.00	2.95	5/13/30	1,065
1,143	Orange SA (Diversified Telecommunication Services)	9.00	3/1/31	1,747
893	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13	5/11/35	1,041
645	Shell International Finance BV (Diversified Financial Services)	4.55	8/12/43	798
850	Telefonica Emisiones SA (Diversified Telecommunication Services)	4.67	3/6/38	980
340	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels), Callable 4/16/43 @ 100.00	5.00	10/16/43	421
586	Vodafone Group PLC (Wireless Telecommunication Services)	6.15	2/27/37	788
	Total Yankee Dollars			26,465

	Loan Participations and Assignments — 5.01%
14,880	Centric Commercial Funding, LP(c)(d)	6.50 (US00001M with 1.00% floor + 550 bps)	10/9/22	14,861
	Total Loan Participations and Assignments			14,861

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2021 (Unaudited)

Shares	Security Description	Rate %		Maturity Date	Value (000)
	Investment Companies — 14.12%
5,525	Federated Hermes Treasury Obligations Fund, Institutional Shares^^	0.01	(e)		$6
4,669,644	State Street Institutional Treasury Money Market Fund, Premier Class	0.01	(e)		4,670
37,224,860	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(e)		37,224
	Total Investment Companies				41,900

	Total Investments (cost $285,414) — 99.33%				294,673
	Other assets in excess of liabilities — 0.67%				2,000
	Net Assets — 100.00%				$296,673

^	All or part of this security was on loan as of December 31, 2021. The total value of securities on loan as of December 31, 2021, was $5 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2021.

(a)	Variable Rate Security. The rate disclosed is the rate in effect on December 31, 2021.

(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate disclosed is the rate in effect on December 31, 2021.

(c)	The original loan commitment represents $16,000. The unfunded commitment represents $640 as of December 31, 2021 (amounts in thousands).

(d)	Security was valued using significant unobservable inputs as of December 31, 2021.

(e)	Annualized 7-day yield as of period-end.

bps—Basis Points

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate

US0003M—3 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2021.

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	HC Capital Solutions	Total
Corporate Bonds	71.28%	—	71.28%
Yankee Dollars	8.92%	—	8.92%
Loan Participations and Assignments	—	5.01%	5.01%
Investment Companies	1.57%	12.55%	14.12%
Other Assets (Liabilities)	0.91%	-0.24%	0.67%
Total Net Assets	82.68%	17.32%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 0.52%
$50	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class - A3, Callable 4/18/24 @ 100.00	0.37	8/18/25	$50
125	Chase Issuance Trust, Series 2020-A1, Class - A1	1.53	1/15/25	126
200	GM Financial Automobile Leasing Trust, Series 2021-3, Class - A3, Callable 4/20/24 @ 100.00	0.39	10/21/24	198
100	Honda Auto Receivables Owner Trust, Series 2021-1, Class - A4, Callable 3/21/24 @ 100.00	0.42	1/21/28	99
300	Mercedes-Benz Auto Lease Trust, Series 2021-B, Class - A3, Callable 2/15/24 @ 100.00	0.40	11/15/24	298
132	Toyota Auto Receivables Owner Trust, Series 2020-D, Class - A3, Callable 4/15/24 @ 100.00	0.35	1/15/25	132
100	Toyota Auto Receivables Owner Trust, Series 2021-A, Class - A4, Callable 9/15/24 @ 100.00	0.39	6/15/26	98
200	World Omni Auto Receivables Trust, Series 2020-B, Class - A4, Callable 12/15/23 @ 100.00	0.82	1/15/26	199
	Total Asset Backed Securities			1,200

	Collateralized Mortgage Obligations — 6.23%
150	Bank, Series 2020-BNK26, Class - A4, Callable 2/15/30 @ 100.00	2.40	3/15/63	153
100	Bank, Series 2019-BN21, Class - A5, Callable 9/15/29 @ 100.00	2.85	10/15/52	105
100	Bank, Series 2019-BNK19, Class - A3, Callable 7/15/29 @ 100.00	3.18	8/15/61	107
250	Bank, Series 2017-BNK9, Class - ASB, Callable 8/15/27 @ 100.00	3.47	11/15/54	266
300	Bank, Series 2018-BN10, Class - A5, Callable 1/15/28 @ 100.00	3.69	2/15/61	329
100	Bank, Series 2019-BN17, Class - A4	3.71	4/15/52	111
100	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class - ASB, Callable 6/15/26 @ 100.00	3.37	2/15/50	105
60	BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 3/15/30 @ 100.00	2.44	4/15/53	60
100	Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00	2.91(a)	9/15/43	103
250	Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 1/15/29 @ 100.00	4.02	3/15/52	280
200	Benchmark Mortgage Trust, Series 2018-B6, Class - A4, Callable 8/10/28 @ 100.00	4.26	10/10/51	227
210	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A4, Callable 11/10/24 @ 100.00	2.88	2/10/48	216
100	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable 2/15/30 @ 100.00	2.92	2/15/53	104
150	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable 12/15/29 @ 100.00	3.10	12/15/72	160
183	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A5, Callable 12/10/24 @ 100.00	3.14	2/10/48	190
100	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class - A4, Callable 1/10/26 @ 100.00	3.31	4/10/49	106
100	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class - A5, Callable 1/10/26 @ 100.00	3.62	2/10/49	107
228	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class - A4, Callable 7/10/24 @ 100.00	3.62	7/10/47	239
183	Commercial Mortgage Trust, Series 2015-LC19, Class - A4, Callable 1/10/25 @ 100.00	3.18	2/10/48	191
80	Commercial Mortgage Trust, Series 2015-DC1, Class - A5, Callable 1/10/25 @ 100.00	3.35	2/10/48	84
256	Commercial Mortgage Trust, Series 2013-CR8, Class - A5, Callable 5/10/23 @ 100.00	3.61(a)	6/10/46	264
100	Commercial Mortgage Trust, Series 2014-UBS4, Class - AM, Callable 7/10/24 @ 100.00	3.97	8/10/47	105
100	Commercial Mortgage Trust, Series 2013-CR11, Class - B, Callable 9/10/23 @ 100.00	5.11(a)	8/10/50	105
167	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class - ASB, Callable 7/15/25 @ 100.00	3.31	11/15/49	174
200	Fannie Mae-ACES, Series 2020-M8, Class - A2	1.82	2/25/30	203
12	Fannie Mae-ACES, Series 2016-M6, Class - A1	2.14	5/25/26	12
243	Fannie Mae-ACES, Series 2015-M3, Class - A2	2.72	10/25/24	252
200	Fannie Mae-ACES, Series 2017-M7, Class - A2	2.96(a)	2/25/27	212
100	Fannie Mae-ACES, Series 2017-M11, Class - A2	2.98	8/25/29	108
252	Fannie Mae-ACES, Series 2017-M12, Class - A2	3.07(a)	6/25/27	270
200	Fannie Mae-ACES, Series 2017 M15, Class - ATS2	3.14(a)	11/25/27	211
250	Fannie Mae-ACES, Series 2018-M14, Class - A2	3.58(a)	8/25/28	280
196	Fannie Mae-ACES, Series 2019-M2, Class - A2	3.63(a)	11/25/28	220

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$300	Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class - A2, Callable 8/25/30 @ 100.00	1.41	8/25/30	$292
400	Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class - A2, Callable 8/25/28 @ 100.00	3.90(a)	8/25/28	455
300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K1516, Class - A2, Callable 5/25/35 @ 100.00	1.72	5/25/35	286
98	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K106, Class - A1, Callable 10/25/29 @ 100.00	1.78	5/25/29	99
190	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K126, Class - A2, Callable 1/25/31 @ 100.00	2.07	1/25/31	195
48	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K099, Class - A1, Callable 6/25/29 @ 100.00	2.26	6/25/29	49
76	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K058, Class - A1, Callable 6/25/26 @ 100.00	2.34	7/25/26	78
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class - A2, Callable 1/25/23 @ 100.00	2.64	1/25/23	185
350	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class - A2, Callable 3/25/26 @ 100.00	2.67	3/25/26	367
148	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K726, Class - A2, Callable 4/25/24 @ 100.00	2.91	7/25/49	154
365	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class - A2, Callable 12/25/24 @ 100.00	3.06	12/25/24	383
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K092, Class - A2, Callable 4/25/29 @ 100.00	3.30	4/25/29	111
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class - A2, Callable 5/25/23 @ 100.00	3.31(a)	5/25/23	188
177	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class - A2, Callable 2/25/23 @ 100.00	3.32(a)	2/25/23	182
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K047, Class - A2, Callable 5/25/25 @ 100.00	3.33(a)	5/25/25	106
250	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K091, Class - A2, Callable 3/25/29 @ 100.00	3.51	3/25/29	280
250	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K087, Class - A2, Callable 12/25/28 @ 100.00	3.77	12/25/28	283
500	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K077, Class - A2, Callable 5/25/28 @ 100.00	3.85	5/25/28	565
230	GS Mortgage Securities Trust, Series 2016-GS2, Class - A3, Callable 2/10/26 @ 100.00	2.79	5/10/49	237
200	GS Mortgage Securities Trust, Series 2019-GC42, Class - A4, Callable 9/10/29 @ 100.00	3.00	9/1/52	212
100	GS Mortgage Securities Trust, Series 2020-GC45, Class - AS, Callable 12/13/29 @ 100.00	3.17(a)	2/13/53	105
250	GS Mortgage Securities Trust, Series 2017-GS5, Class - A4, Callable 2/10/27 @ 100.00	3.67	3/10/50	271
100	GS Mortgage Securities Trust, Series 2018-GS10, Class - A5	4.15(a)	7/10/51	113
274	GS Mortgage Securities Trust, Series 2013-GC14, Class - A5, Callable 7/10/23 @ 100.00	4.24	8/10/46	285
137	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class - A5, Callable 10/15/24 @ 100.00	3.64	11/15/47	143
183	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class - A4, Callable 8/15/24 @ 100.00	3.80	9/15/47	192
183	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class - A5, Callable 9/15/23 @ 100.00	4.13	11/15/45	190

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$56	Morgan Stanley BAML Trust, Series 2015-C21, Class - ASB, Callable 11/15/24 @ 100.00	3.15	3/15/48	$57
183	Morgan Stanley BAML Trust, Series 2015-C20, Class - A4, Callable 12/15/24 @ 100.00	3.25	2/15/48	191
200	Morgan Stanley BAML Trust, Series 2014-C19, Class - A4, Callable 11/15/24 @ 100.00	3.53	12/15/47	210
200	Morgan Stanley BAML Trust, Series 2017-C33, Class - A5, Callable 4/15/27 @ 100.00	3.60	5/15/50	216
100	Morgan Stanley BAML Trust, Series 2014-C17, Class - A5, Callable 7/15/24 @ 100.00	3.74	8/15/47	105
200	Morgan Stanley Capital I Trust, Series 2017-H1, Class - A4, Callable 3/15/27 @ 100.00	3.26	6/15/50	211
183	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class - A4, Callable 1/15/26 @ 100.00	3.59	3/15/49	194
100	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable 6/10/26 @ 100.00	3.06	10/10/48	104
50	Toyota Auto Receivables Owner Trust, Series 2021-A, Class - A3, Callable 9/15/24 @ 100.00	0.26	5/15/25	50
122	Wells Fargo Commercial Mortgage Trust, Series 2019-C53, Class - A4, Callable 10/15/29 @ 100.00	3.04	10/15/52	130
500	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class - A4, Callable 4/15/26 @ 100.00	3.10	6/15/49	520
183	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class - A4, Callable 7/15/25 @ 100.00	3.66	9/15/58	195
124	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class - A4, Callable 12/15/25 @ 100.00	3.81	12/15/48	133
169	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class - A5, Callable 5/15/24 @ 100.00	3.82	8/15/50	177
142	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class - C, Callable 2/15/25 @ 100.00	4.07	2/15/48	146
100	Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable 9/15/28 @ 100.00	4.44	9/15/61	114
	Total Collateralized Mortgage Obligations			14,418

	U.S. Government Agency Mortgages — 79.97%
492	Fannie Mae, Pool #MA4397	1.50	8/1/51	476
377	Fannie Mae, Pool #BQ3141	1.50	10/1/35	379
420	Fannie Mae, Pool #CB0310	1.50	4/1/36	422
428	Fannie Mae, Pool #MA4304	1.50	4/1/51	416
243	Fannie Mae, Pool #MA4302	1.50	4/1/36	244
47	Fannie Mae, Pool #MA4342	1.50	4/1/41	47
436	Fannie Mae, Pool #MA4417	1.50	9/1/36	438
447	Fannie Mae, Pool #MA4280	1.50	3/1/51	434
441	Fannie Mae, Pool #MA4236	1.50	1/1/51	427
193	Fannie Mae, Pool #MA4386	1.50	7/1/41	190
434	Fannie Mae, Pool #MA4343	1.50	5/1/51	421
99	Fannie Mae, Pool #MA4445	1.50	10/1/41	97
440	Fannie Mae, Pool #CA7695	1.50	11/1/50	425
463	Fannie Mae, Pool #CB0711	1.50	6/1/51	451
164	Fannie Mae, Pool #MA4310	1.50	4/1/41	161
486	Fannie Mae, Pool #MA4354	1.50	6/1/51	472
440	Fannie Mae, Pool #MA4441	1.50	10/1/36	442
203	Fannie Mae, Pool #MA4266	1.50	1/1/41	200
312	Fannie Mae, Pool #BQ5781	1.50	11/1/35	313
428	Fannie Mae, Pool #CA7696	1.50	11/1/50	414
429	Fannie Mae, Pool #FM6579	1.50	3/1/51	419
92	Fannie Mae, Pool #MA4286	1.50	2/1/41	90

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$283	Fannie Mae, Pool #FM4039	2.00	10/1/35	$290
472	Fannie Mae, Pool #FM9579	2.00	7/1/51	472
444	Fannie Mae, Pool #MA4128	2.00	9/1/40	448
496	Fannie Mae, Pool #FM7411	2.00	5/1/51	498
472	Fannie Mae, Pool #FM9704	2.00	12/1/51	472
402	Fannie Mae, Pool #MA4237	2.00	1/1/51	401
466	Fannie Mae, Pool #MA4442	2.00	10/1/36	479
270	Fannie Mae, Pool #FM5044	2.00	12/1/50	271
403	Fannie Mae, Pool #CA9183	2.00	2/1/36	413
368	Fannie Mae, Pool #CA7224	2.00	10/1/50	368
381	Fannie Mae, Pool #BP9370	2.00	7/1/50	380
405	Fannie Mae, Pool #BQ3004	2.00	10/1/50	404
372	Fannie Mae, Pool #FM3755	2.00	9/1/35	381
396	Fannie Mae, Pool #CA7225	2.00	10/1/50	395
421	Fannie Mae, Pool #CA8850	2.00	2/1/51	420
394	Fannie Mae, Pool #MA4182	2.00	11/1/50	393
426	Fannie Mae, Pool #FM6448	2.00	3/1/51	426
261	Fannie Mae, Pool #MA4325	2.00	5/1/51	261
449	Fannie Mae, Pool #CA8110	2.00	12/1/50	448
150	Fannie Mae, Pool #FM5453	2.00	1/1/41	151
417	Fannie Mae, Pool #BQ7777	2.00	3/1/36	427
468	Fannie Mae, Pool #BT0240	2.00	9/1/51	467
449	Fannie Mae, Pool #CA7833	2.00	11/1/50	449
420	Fannie Mae, Pool #BQ9685	2.00	1/1/51	419
440	Fannie Mae, Pool #MA4360	2.00	6/1/36	451
430	Fannie Mae, Pool #BR2176	2.00	7/1/36	441
396	Fannie Mae, Pool #BQ8341	2.00	12/1/50	395
500	Fannie Mae, Pool #MA4511	2.00	1/1/52	500
99	Fannie Mae, Pool #MA4474	2.00	11/1/41	101
246	Fannie Mae, Pool #CA8118	2.00	12/1/50	246
287	Fannie Mae, Pool #SB8061	2.00	9/1/35	294
262	Fannie Mae, Pool #BR4435	2.00	4/1/51	261
423	Fannie Mae, Pool #FM6555	2.00	4/1/51	423
566	Fannie Mae, Pool #FM4788	2.00	11/1/50	566
434	Fannie Mae, Pool #FM5308	2.00	12/1/50	433
497	Fannie Mae, Pool #CA8252	2.00	12/1/45	496
431	Fannie Mae, Pool #FM6852	2.00	5/1/51	432
23	Fannie Mae, Pool #AS0001	2.00	7/1/28	24
458	Fannie Mae, Pool #CA8687	2.00	1/1/51	457
432	Fannie Mae, Pool #CB0325	2.00	4/1/51	431
126	Fannie Mae, Pool #AS1058	2.00	11/1/28	129
401	Fannie Mae, Pool #MA4303	2.00	4/1/36	411
160	Fannie Mae, Pool #MA4287	2.00	3/1/41	161
467	Fannie Mae, Pool #CB1787	2.00	10/1/51	466
178	Fannie Mae, Pool #MA4204	2.00	12/1/40	177
12	Fannie Mae, Pool #CA0052	2.00	7/1/32	12
52	Fannie Mae, Pool #MA2906	2.00	2/1/32	53
422	Fannie Mae, Pool #MA4305	2.00	4/1/51	421

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$454	Fannie Mae, Pool #CB0497	2.00	5/1/51	$453
205	Fannie Mae, Pool #MA4176	2.00	10/1/40	207
168	Fannie Mae, Pool #BP6626	2.00	8/1/50	168
407	Fannie Mae, Pool #MA4255	2.00	2/1/51	406
36	Fannie Mae, Pool #MA4093	2.00	8/1/40	36
71	Fannie Mae, Pool #MA4333	2.00	5/1/41	71
414	Fannie Mae, Pool #MA4281	2.00	3/1/51	413
405	Fannie Mae, Pool #MA4403	2.00	8/1/36	416
484	Fannie Mae, Pool #MA4378	2.00	7/1/51	485
146	Fannie Mae, Pool #MA4155	2.00	10/1/35	149
442	Fannie Mae, Pool #CB1620	2.00	9/1/51	441
50	Fannie Mae, Pool #MA4071	2.00	7/1/40	50
16	Fannie Mae, Pool #BJ4362	2.00	11/1/32	16
454	Fannie Mae, Pool #CB0684	2.00	6/1/51	453
588	Fannie Mae, Pool #BQ5112	2.00	11/1/50	587
20	Fannie Mae, Pool #AY4232	2.00	5/1/30	21
296	Fannie Mae, Pool #MA4078	2.50	7/1/50	303
376	Fannie Mae, Pool #CA8955	2.50	2/1/51	385
332	Fannie Mae, Pool #FM3494	2.50	4/1/48	342
313	Fannie Mae, Pool #CA6075	2.50	6/1/50	320
174	Fannie Mae, Pool #MA3990	2.50	4/1/50	178
427	Fannie Mae, Pool #BR7857	2.50	5/1/51	437
275	Fannie Mae, Pool #MA4210	2.50	12/1/50	281
400	Fannie Mae, Pool #CA8131	2.50	12/1/50	408
343	Fannie Mae, Pool #FM3878	2.50	7/1/50	351
134	Fannie Mae, Pool #MA1277	2.50	12/1/27	139
176	Fannie Mae, Pool #MA3902	2.50	12/1/49	180
241	Fannie Mae, Pool #MA4075	2.50	7/1/35	250
12	Fannie Mae, Pool #MA3788	2.50	9/1/39	12
263	Fannie Mae, Pool #FM3027	2.50	12/1/46	272
363	Fannie Mae, Pool #CA7237	2.50	10/1/50	371
297	Fannie Mae, Pool #FM4231	2.50	9/1/50	304
157	Fannie Mae, Pool #MA4099	2.50	8/1/35	162
290	Fannie Mae, Pool #BP5878	2.50	6/1/50	296
176	Fannie Mae, Pool #BQ0329	2.50	7/1/50	179
144	Fannie Mae, Pool #MA1210	2.50	10/1/27	149
453	Fannie Mae, Pool #CB0415	2.50	5/1/51	464
470	Fannie Mae, Pool #CB1784	2.50	10/1/51	481
464	Fannie Mae, Pool #CB1556	2.50	9/1/51	475
471	Fannie Mae, Pool #CB1828	2.50	10/1/51	482
50	Fannie Mae, Pool #AS8246	2.50	11/1/31	52
17	Fannie Mae, Pool #AS8437	2.50	12/1/36	17
128	Fannie Mae, Pool #MA3765	2.50	9/1/49	131
86	Fannie Mae, Pool #MA4053	2.50	6/1/35	89
33	Fannie Mae, Pool #MA4016	2.50	5/1/40	33
129	Fannie Mae, Pool #MA3827	2.50	11/1/34	134
32	Fannie Mae, Pool #AS4660	2.50	3/1/30	33
12	Fannie Mae, Pool #MA1511	2.50	7/1/33	12

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$23	Fannie Mae, Pool #MA1270	2.50	11/1/32	$23
92	Fannie Mae, Pool #FM3296	2.50	5/1/35	95
84	Fannie Mae, Pool #BC9041	2.50	11/1/31	87
228	Fannie Mae, Pool #MA3246	2.50	1/1/33	236
15	Fannie Mae, Pool #MA3830	2.50	11/1/39	15
14	Fannie Mae, Pool #ZT2094	2.50	6/1/34	15
26	Fannie Mae, Pool #MA2868	2.50	1/1/32	27
68	Fannie Mae, Pool #MA3764	2.50	9/1/34	70
375	Fannie Mae, Pool #FM4309	2.50	9/1/50	383
374	Fannie Mae, Pool #FM4638	2.50	10/1/50	382
271	Fannie Mae, Pool #BK2588	2.50	5/1/50	277
320	Fannie Mae, Pool #MA4256	2.50	2/1/51	327
66	Fannie Mae, Pool #MA3955	2.50	3/1/35	68
65	Fannie Mae, Pool #MA3896	2.50	1/1/35	67
29	Fannie Mae, Pool #MA3737	2.50	8/1/34	30
42	Fannie Mae, Pool #MA3217	2.50	12/1/32	44
86	Fannie Mae, Pool #AB7391	2.50	12/1/42	89
199	Fannie Mae, Pool #MA2730	2.50	8/1/46	205
29	Fannie Mae, Pool #AZ6458	2.50	7/1/30	30
125	Fannie Mae, Pool #MA3154	2.50	10/1/32	130
303	Fannie Mae, Pool #CA6074	2.50	6/1/50	310
82	Fannie Mae, Pool #MA3965	2.50	3/1/40	84
317	Fannie Mae, Pool #CA6304	2.50	7/1/50	324
34	Fannie Mae, Pool #MA3801	2.50	10/1/49	34
489	Fannie Mae, Pool #FM9033	2.50	10/1/51	500
36	Fannie Mae, Pool #AT2717	2.50	5/1/43	38
32	Fannie Mae, Pool #BJ3944	2.50	1/1/33	33
57	Fannie Mae, Pool #AU5334	2.50	11/1/28	59
297	Fannie Mae, Pool #MA4096	2.50	8/1/50	303
71	Fannie Mae, Pool #AS8892	2.50	2/1/32	73
34	Fannie Mae, Pool #MA3282	2.50	2/1/33	35
93	Fannie Mae, Pool #BE3032	2.50	1/1/32	96
6	Fannie Mae, Pool #MA2789	2.50	10/1/36	6
24	Fannie Mae, Pool #BJ3742	2.50	12/1/32	25
11	Fannie Mae, Pool #MA2854	2.50	12/1/46	11
21	Fannie Mae, Pool #AS0513	2.50	8/1/43	22
89	Fannie Mae, Pool #AU2619	2.50	8/1/28	92
222	Fannie Mae, Pool #MA4183	2.50	11/1/50	227
291	Fannie Mae, Pool #MA4159	2.50	10/1/50	297
408	Fannie Mae, Pool #BQ5110	2.50	11/1/50	416
106	Fannie Mae, Pool #AO3019	2.50	5/1/27	110
117	Fannie Mae, Pool #AP4742	2.50	8/1/27	122
80	Fannie Mae, Pool #AU6387	2.50	11/1/28	83
9	Fannie Mae, Pool #MA2888	2.50	1/1/47	9
475	Fannie Mae, Pool #BU5917	2.50	12/1/51	490
89	Fannie Mae, Pool #AS4946	2.50	5/1/30	92
7	Fannie Mae, Pool #AS8172	2.50	10/1/36	8
71	Fannie Mae, Pool #AS8521	3.00	12/1/46	74

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$15	Fannie Mae, Pool #MA3218	3.00	12/1/32	$16
65	Fannie Mae, Pool #MA1527	3.00	8/1/33	69
9	Fannie Mae, Pool #BA0826	3.00	10/1/30	9
21	Fannie Mae, Pool #BC4276	3.00	4/1/46	22
16	Fannie Mae, Pool #AR7426	3.00	7/1/43	17
49	Fannie Mae, Pool #MA2425	3.00	10/1/30	51
64	Fannie Mae, Pool #MA1401	3.00	4/1/33	67
33	Fannie Mae, Pool #MA1338	3.00	2/1/33	34
110	Fannie Mae, Pool #AK3302	3.00	3/1/27	115
147	Fannie Mae, Pool #MA1307	3.00	1/1/33	155
13	Fannie Mae, Pool #MA2287	3.00	6/1/35	13
13	Fannie Mae, Pool #MA3078	3.00	7/1/37	14
17	Fannie Mae, Pool #MA2897	3.00	2/1/37	17
55	Fannie Mae, Pool #MA3147	3.00	10/1/47	57
21	Fannie Mae, Pool #AZ4358	3.00	7/1/30	22
130	Fannie Mae, Pool #AT2014	3.00	4/1/43	137
84	Fannie Mae, Pool #AY4829	3.00	5/1/45	88
81	Fannie Mae, Pool #BE1901	3.00	12/1/46	85
33	Fannie Mae, Pool #AS8438	3.00	12/1/36	34
215	Fannie Mae, Pool #BP1932	3.00	4/1/50	223
38	Fannie Mae, Pool #MA2230	3.00	4/1/35	40
138	Fannie Mae, Pool #MA3871	3.00	12/1/49	143
119	Fannie Mae, Pool #MA2246	3.00	4/1/30	125
16	Fannie Mae, Pool #BA4786	3.00	2/1/31	17
5	Fannie Mae, Pool #FM1585	3.00	9/1/49	5
226	Fannie Mae, Pool #MA4048	3.00	6/1/50	234
201	Fannie Mae, Pool #MA4020	3.00	5/1/50	208
41	Fannie Mae, Pool #MA3831	3.00	11/1/39	42
396	Fannie Mae, Pool #AQ7920	3.00	12/1/42	417
71	Fannie Mae, Pool #FM2132	3.00	1/1/50	74
40	Fannie Mae, Pool #AQ3223	3.00	11/1/27	42
17	Fannie Mae, Pool #MA2087	3.00	11/1/34	17
42	Fannie Mae, Pool #MA2149	3.00	1/1/30	44
11	Fannie Mae, Pool #MA2065	3.00	10/1/34	11
42	Fannie Mae, Pool #MA2523	3.00	2/1/36	44
49	Fannie Mae, Pool #BE4400	3.00	1/1/47	51
67	Fannie Mae, Pool #MA3179	3.00	11/1/47	70
24	Fannie Mae, Pool #BE9547	3.00	4/1/47	25
131	Fannie Mae, Pool #AS0196	3.00	8/1/28	137
94	Fannie Mae, Pool #MA2833	3.00	12/1/46	98
29	Fannie Mae, Pool #BJ2996	3.00	1/1/33	30
125	Fannie Mae, Pool #BN7703	3.00	8/1/49	129
74	Fannie Mae, Pool #FM1552	3.00	12/1/47	77
146	Fannie Mae, Pool #AS7904	3.00	9/1/46	152
53	Fannie Mae, Pool #AS7908	3.00	9/1/46	55
178	Fannie Mae, Pool #B06219	3.00	12/1/49	184
12	Fannie Mae, Pool #AK0006	3.00	1/1/27	13
98	Fannie Mae, Pool #BO7242	3.00	1/1/50	101

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$151	Fannie Mae, Pool #AB8897	3.00	4/1/43	$159
22	Fannie Mae, Pool #MA2579	3.00	4/1/36	23
45	Fannie Mae, Pool #MA3991	3.00	4/1/50	47
16	Fannie Mae, Pool #MA1058	3.00	5/1/32	17
257	Fannie Mae, Pool #FM3395	3.00	6/1/50	267
156	Fannie Mae, Pool #B08947	3.00	1/1/50	162
166	Fannie Mae, Pool #BP6466	3.00	7/1/50	172
149	Fannie Mae, Pool #MA4079	3.00	7/1/50	154
157	Fannie Mae, Pool #BO2201	3.00	9/1/49	163
134	Fannie Mae, Pool #BO3192	3.00	10/1/49	138
72	Fannie Mae, Pool #AB4483	3.00	2/1/27	75
6	Fannie Mae, Pool #MA3100	3.00	8/1/37	7
155	Fannie Mae, Pool #MA2956	3.00	4/1/47	161
155	Fannie Mae, Pool #FM1370	3.00	4/1/46	163
31	Fannie Mae, Pool #AW8295	3.00	8/1/29	32
60	Fannie Mae, Pool #AW7383	3.00	8/1/29	63
35	Fannie Mae, Pool #AU7890	3.00	9/1/28	37
54	Fannie Mae, Pool #AZ0538	3.00	9/1/30	57
34	Fannie Mae, Pool #MA3339	3.00	4/1/33	36
118	Fannie Mae, Pool #BC4764	3.00	10/1/46	123
41	Fannie Mae, Pool #BD5076	3.00	2/1/32	43
38	Fannie Mae, Pool #AS2312	3.00	5/1/29	40
31	Fannie Mae, Pool #AS3117	3.00	8/1/29	32
155	Fannie Mae, Pool #AT0682	3.00	4/1/43	163
37	Fannie Mae, Pool #MA3631	3.00	4/1/34	38
8	Fannie Mae, Pool #AL9848	3.00	3/1/47	9
165	Fannie Mae, Pool #BD2446	3.00	1/1/47	172
87	Fannie Mae, Pool #AS4884	3.00	5/1/45	91
49	Fannie Mae, Pool #B09169	3.00	12/1/49	51
116	Fannie Mae, Pool #BC9003	3.00	11/1/46	121
280	Fannie Mae, Pool #MA3834	3.00	11/1/49	290
30	Fannie Mae, Pool #AS8424	3.00	12/1/36	31
153	Fannie Mae, Pool #AT7620	3.00	6/1/43	161
12	Fannie Mae, Pool #MA3657	3.00	5/1/34	13
70	Fannie Mae, Pool #BD5787	3.00	9/1/46	73
91	Fannie Mae, Pool #MA3960	3.00	3/1/50	95
110	Fannie Mae, Pool #MA3774	3.00	9/1/49	114
35	Fannie Mae, Pool #MA3090	3.00	8/1/32	37
29	Fannie Mae, Pool #MA3304	3.00	3/1/48	31
46	Fannie Mae, Pool #CA3788	3.00	7/1/49	48
189	Fannie Mae, Pool #AP2465	3.00	8/1/42	199
149	Fannie Mae, Pool #MA3905	3.00	1/1/50	155
28	Fannie Mae, Pool #MA3958	3.00	3/1/40	29
32	Fannie Mae, Pool #AS8483	3.00	12/1/46	34
62	Fannie Mae, Pool #CA3754	3.00	6/1/34	66
50	Fannie Mae, Pool #AS8186	3.00	10/1/46	53
31	Fannie Mae, Pool #MA3247	3.00	1/1/33	33
28	Fannie Mae, Pool #CA4860	3.00	12/1/49	29

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$25	Fannie Mae, Pool #MA3897	3.00	1/1/35	$26
18	Fannie Mae, Pool #MA3185	3.00	11/1/37	19
144	Fannie Mae, Pool #MA3937	3.00	2/1/50	149
254	Fannie Mae, Pool #QB1382	3.00	7/1/50	264
75	Fannie Mae, Pool #CA5519	3.00	4/1/50	78
184	Fannie Mae, Pool #CA5668	3.00	5/1/50	191
30	Fannie Mae, Pool #CA5423	3.00	3/1/50	31
8	Fannie Mae, Pool #MA3802	3.00	10/1/49	8
118	Fannie Mae, Pool #MA3082	3.00	7/1/47	123
95	Fannie Mae, Pool #MA3106	3.00	8/1/47	99
12	Fannie Mae, Pool #AX8309	3.00	11/1/29	12
395	Fannie Mae, Pool #AB7099	3.00	11/1/42	416
25	Fannie Mae, Pool #BE3861	3.00	1/1/47	26
77	Fannie Mae, Pool #BD5545	3.00	10/1/46	80
105	Fannie Mae, Pool #MA2895	3.00	2/1/47	110
118	Fannie Mae, Pool #MA2806	3.00	11/1/46	123
49	Fannie Mae, Pool #MA3127	3.00	9/1/37	51
42	Fannie Mae, Pool #MA3744	3.00	8/1/49	44
75	Fannie Mae, Pool #AS1527	3.00	1/1/29	78
84	Fannie Mae, Pool #AS4333	3.00	1/1/45	88
18	Fannie Mae, Pool #AS4334	3.00	1/1/45	19
217	Fannie Mae, Pool #AP6493	3.00	9/1/42	229
485	Fannie Mae, Pool #AP6375	3.00	9/1/42	511
46	Fannie Mae, Pool #FM4317	3.00	9/1/50	47
43	Fannie Mae, Pool #AL8861	3.00	7/1/31	45
14	Fannie Mae, Pool #J24886	3.00	7/1/23	14
95	Fannie Mae, Pool #AS8784	3.00	2/1/47	99
133	Fannie Mae, Pool #CA5729	3.00	5/1/50	138
23	Fannie Mae, Pool #MA2832	3.00	12/1/36	24
14	Fannie Mae, Pool #AS8056	3.00	10/1/46	15
65	Fannie Mae, Pool #AY4200	3.00	5/1/45	68
42	Fannie Mae, Pool #AL9996	3.00	4/1/32	44
35	Fannie Mae, Pool #MA3934	3.00	2/1/40	36
18	Fannie Mae, Pool #BK1015	3.00	2/1/33	19
42	Fannie Mae, Pool #MA2773	3.00	10/1/36	44
64	Fannie Mae, Pool #AS7238	3.00	5/1/46	67
137	Fannie Mae, Pool #AS8414	3.00	11/1/46	144
40	Fannie Mae, Pool #MA3060	3.00	7/1/32	41
141	Fannie Mae, Pool #AL9865	3.00	2/1/47	148
89	Fannie Mae, Pool #BD4225	3.00	11/1/46	93
23	Fannie Mae, Pool #BM1370	3.00	4/1/37	24
145	Fannie Mae, Pool #MA2737	3.00	9/1/46	151
88	Fannie Mae, Pool #FM1134	3.00	4/1/48	92
98	Fannie Mae, Pool #MA2863	3.00	1/1/47	103
19	Fannie Mae, Pool #AT1575	3.00	5/1/43	20
21	Fannie Mae, Pool #MA2961	3.00	4/1/37	22
98	Fannie Mae, Pool #AS8276	3.00	11/1/46	103
9	Fannie Mae, Pool #MA3738	3.00	8/1/34	9

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$102	Fannie Mae, Pool #AU3735	3.00	8/1/43	$107
263	Fannie Mae, Pool #AO0752	3.00	4/1/42	277
35	Fannie Mae, Pool #MA3331	3.00	4/1/48	36
26	Fannie Mae, Pool #MA3237	3.00	1/1/48	27
15	Fannie Mae, Pool #MA2495	3.50	1/1/46	16
37	Fannie Mae, Pool #BJ0647	3.50	3/1/48	39
164	Fannie Mae, Pool #AQ0546	3.50	11/1/42	176
85	Fannie Mae, Pool #MA3745	3.50	8/1/49	90
81	Fannie Mae, Pool #SD8001	3.50	7/1/49	85
134	Fannie Mae, Pool #BH9277	3.50	2/1/48	141
120	Fannie Mae, Pool #AU1635	3.50	7/1/43	128
64	Fannie Mae, Pool #AY5303	3.50	3/1/45	69
6	Fannie Mae, Pool #AX0159	3.50	9/1/29	7
25	Fannie Mae, Pool #BA1893	3.50	8/1/45	27
112	Fannie Mae, Pool #BH5155	3.50	9/1/47	118
30	Fannie Mae, Pool #MA3597	3.50	2/1/49	32
57	Fannie Mae, Pool #BE3767	3.50	7/1/47	61
100	Fannie Mae, Pool #BC1158	3.50	2/1/46	106
24	Fannie Mae, Pool #BC7633	3.50	6/1/46	25
64	Fannie Mae, Pool #AO4647	3.50	6/1/42	69
49	Fannie Mae, Pool #BC3126	3.50	1/1/46	52
62	Fannie Mae, Pool #AS4773	3.50	4/1/45	66
32	Fannie Mae, Pool #BC0163	3.50	1/1/46	34
5	Fannie Mae, Pool #BA5031	3.50	1/1/46	5
17	Fannie Mae, Pool #MA3835	3.50	11/1/49	18
50	Fannie Mae, Pool #AS5068	3.50	6/1/45	53
59	Fannie Mae, Pool #AY4300	3.50	1/1/45	64
70	Fannie Mae, Pool #AS4771	3.50	4/1/45	75
80	Fannie Mae, Pool #AO4385	3.50	6/1/42	85
85	Fannie Mae, Pool #FM3387	3.50	3/1/35	90
420	Fannie Mae, Pool #AO2548	3.50	4/1/42	450
45	Fannie Mae, Pool #AX5201	3.50	10/1/29	47
79	Fannie Mae, Pool #CA0487	3.50	10/1/47	84
72	Fannie Mae, Pool #AU3742	3.50	8/1/43	78
10	Fannie Mae, Pool #AV6407	3.50	2/1/29	11
7	Fannie Mae, Pool #MA2996	3.50	5/1/37	7
342	Fannie Mae, Pool #AB6017	3.50	8/1/42	367
75	Fannie Mae, Pool #AX9530	3.50	2/1/45	80
33	Fannie Mae, Pool #AS4772	3.50	4/1/45	35
26	Fannie Mae, Pool #MA3692	3.50	7/1/49	27
95	Fannie Mae, Pool #AY1306	3.50	3/1/45	102
25	Fannie Mae, Pool #AP9390	3.50	10/1/42	27
13	Fannie Mae, Pool #BM1231	3.50	11/1/31	14
106	Fannie Mae, Pool #AS3133	3.50	8/1/44	114
57	Fannie Mae, Pool #AO9140	3.50	7/1/42	60
185	Fannie Mae, Pool #ZM4908	3.50	11/1/47	196
59	Fannie Mae, Pool #AX2486	3.50	10/1/44	63
5	Fannie Mae, Pool #AL8776	3.50	7/1/46	5

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$157	Fannie Mae, Pool #AO3760	3.50	5/1/42	$167
343	Fannie Mae, Pool #AO8137	3.50	8/1/42	368
13	Fannie Mae, Pool #AS2081	3.50	4/1/29	13
23	Fannie Mae, Pool #MA3637	3.50	4/1/49	24
36	Fannie Mae, Pool #MA3775	3.50	9/1/49	38
29	Fannie Mae, Pool #MA3614	3.50	3/1/49	30
84	Fannie Mae, Pool #AJ8476	3.50	12/1/41	90
12	Fannie Mae, Pool #MA3634	3.50	4/1/39	12
104	Fannie Mae, Pool #BH9215	3.50	1/1/48	110
99	Fannie Mae, Pool #MA2292	3.50	6/1/45	106
114	Fannie Mae, Pool #BM4703	3.50	2/1/48	122
97	Fannie Mae, Pool #FM1543	3.50	11/1/48	103
104	Fannie Mae, Pool #MA3182	3.50	11/1/47	110
70	Fannie Mae, Pool #MA3332	3.50	4/1/48	74
162	Fannie Mae, Pool #MA3305	3.50	2/1/48	171
199	Fannie Mae, Pool #BP1947	3.50	4/1/50	209
96	Fannie Mae, Pool #MA3238	3.50	1/1/48	102
69	Fannie Mae, Pool #AS7388	3.50	6/1/46	73
98	Fannie Mae, Pool #FM1911	3.50	7/1/48	105
36	Fannie Mae, Pool #AZ2614	3.50	8/1/45	39
70	Fannie Mae, Pool #AS7491	3.50	7/1/46	75
8	Fannie Mae, Pool #MA1021	3.50	3/1/27	9
79	Fannie Mae, Pool #MA1059	3.50	5/1/32	84
98	Fannie Mae, Pool #MA3520	3.50	10/1/48	104
105	Fannie Mae, Pool #MA1107	3.50	7/1/32	112
31	Fannie Mae, Pool #MA3494	3.50	10/1/48	32
83	Fannie Mae, Pool #MA1982	3.50	8/1/34	88
81	Fannie Mae, Pool #MA2125	3.50	12/1/44	85
12	Fannie Mae, Pool #MA2692	3.50	7/1/36	13
60	Fannie Mae, Pool #AK7497	3.50	4/1/42	65
74	Fannie Mae, Pool #MA3414	3.50	7/1/48	78
12	Fannie Mae, Pool #MA3152	3.50	10/1/37	12
202	Fannie Mae, Pool #BM1568	3.50	7/1/47	220
75	Fannie Mae, Pool #AS0024	3.50	7/1/43	81
22	Fannie Mae, Pool #AE0981	3.50	3/1/41	23
31	Fannie Mae, Pool #AE5487	3.50	10/1/25	32
89	Fannie Mae, Pool #BD5046	3.50	2/1/47	94
20	Fannie Mae, Pool #310139	3.50	11/1/25	21
35	Fannie Mae, Pool #MA2923	3.50	3/1/37	38
39	Fannie Mae, Pool #BM2001	3.50	12/1/46	42
76	Fannie Mae, Pool #FM1566	3.50	11/1/48	81
87	Fannie Mae, Pool #BM2000	3.50	5/1/49	92
88	Fannie Mae, Pool #MA3663	3.50	5/1/49	92
39	Fannie Mae, Pool #MA3462	3.50	9/1/33	41
120	Fannie Mae, Pool #ZS4618	3.50	6/1/45	128
68	Fannie Mae, Pool #MA3057	3.50	7/1/47	72
12	Fannie Mae, Pool #MA3906	3.50	1/1/50	13
126	Fannie Mae, Pool #BD2436	3.50	1/1/47	134

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$52	Fannie Mae, Pool #MA3243	3.50	1/1/38	$56
64	Fannie Mae, Pool #FM1028	3.50	6/1/49	67
50	Fannie Mae, Pool #BE5258	3.50	1/1/47	53
106	Fannie Mae, Pool #BJ2692	3.50	4/1/48	111
33	Fannie Mae, Pool #MA2389	3.50	9/1/35	35
82	Fannie Mae, Pool #FM1001	3.50	11/1/48	86
5	Fannie Mae, Pool #AJ6181	3.50	12/1/26	5
52	Fannie Mae, Pool #AY3802	3.50	2/1/45	56
11	Fannie Mae, Pool #CA0234	3.50	8/1/47	12
54	Fannie Mae, Pool #FM0020	3.50	7/1/49	57
31	Fannie Mae, Pool #AX7655	3.50	1/1/45	33
54	Fannie Mae, Pool #AS6649	3.50	2/1/46	58
98	Fannie Mae, Pool #BK9038	3.50	10/1/33	104
134	Fannie Mae, Pool #AL1717	3.50	5/1/27	141
50	Fannie Mae, Pool #AY3913	3.50	2/1/45	54
93	Fannie Mae, Pool #MA3305	3.50	3/1/48	99
31	Fannie Mae, Pool #AY8856	3.50	9/1/45	33
8	Fannie Mae, Pool #BM5446	3.50	2/1/49	8
55	Fannie Mae, Pool #AS7239	3.50	5/1/46	58
98	Fannie Mae, Pool #AZ0862	3.50	7/1/45	105
42	Fannie Mae, Pool #AS5696	3.50	8/1/45	45
64	Fannie Mae, Pool #BM5485	3.50	2/1/49	68
42	Fannie Mae, Pool #AJ4093	3.50	10/1/26	44
66	Fannie Mae, Pool #MA1980	3.50	8/1/44	71
34	Fannie Mae, Pool #AZ6383	3.50	9/1/45	36
8	Fannie Mae, Pool #MA2909	3.50	2/1/37	8
76	Fannie Mae, Pool #MA3026	3.50	6/1/47	81
15	Fannie Mae, Pool #AK0706	3.50	2/1/27	16
69	Fannie Mae, Pool #AZ9576	3.50	12/1/45	74
24	Fannie Mae, Pool #AS5892	3.50	10/1/45	26
12	Fannie Mae, Pool #MA3059	3.50	7/1/37	13
39	Fannie Mae, Pool #AS5319	3.50	7/1/45	42
23	Fannie Mae, Pool #BM4306	4.00	9/1/25	24
91	Fannie Mae, Pool #MA3804	4.00	10/1/49	96
78	Fannie Mae, Pool #CA1015	4.00	1/1/48	84
7	Fannie Mae, Pool #MA2655	4.00	6/1/36	8
106	Fannie Mae, Pool #ZS4627	4.00	8/1/45	114
37	Fannie Mae, Pool #BK0915	4.00	7/1/48	39
41	Fannie Mae, Pool #BK9697	4.00	12/1/48	44
19	Fannie Mae, Pool #BH2623	4.00	8/1/47	20
94	Fannie Mae, Pool #AO2959	4.00	5/1/42	102
29	Fannie Mae, Pool #CA2474	4.00	7/1/48	31
34	Fannie Mae, Pool #MA3638	4.00	4/1/49	36
48	Fannie Mae, Pool #AY1595	4.00	1/1/45	52
9	Fannie Mae, Pool #AS7028	4.00	4/1/46	10
21	Fannie Mae, Pool #AS8823	4.00	2/1/47	22
68	Fannie Mae, Pool #AL8387	4.00	3/1/46	73
54	Fannie Mae, Pool #AS9486	4.00	4/1/47	58

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$78	Fannie Mae, Pool #MA3027	4.00	6/1/47	$83
69	Fannie Mae, Pool #BK7608	4.00	9/1/48	73
55	Fannie Mae, Pool #CA1894	4.00	6/1/48	58
28	Fannie Mae, Pool #AC2995	4.00	9/1/24	29
73	Fannie Mae, Pool #MA3121	4.00	9/1/47	79
30	Fannie Mae, Pool #AY2291	4.00	3/1/45	32
4	Fannie Mae, Pool #CA3084	4.00	2/1/49	4
87	Fannie Mae, Pool #MA0641	4.00	2/1/31	93
7	Fannie Mae, Pool #MA2536	4.00	2/1/36	7
29	Fannie Mae, Pool #MA3244	4.00	1/1/38	31
16	Fannie Mae, Pool #MA0695	4.00	4/1/31	18
47	Fannie Mae, Pool #AW5063	4.00	7/1/44	50
29	Fannie Mae, Pool #MA3521	4.00	11/1/48	31
99	Fannie Mae, Pool #MA2995	4.00	5/1/47	106
11	Fannie Mae, Pool #MA3413	4.00	7/1/38	12
15	Fannie Mae, Pool #AH3394	4.00	1/1/41	16
41	Fannie Mae, Pool #AS7600	4.00	7/1/46	44
14	Fannie Mae, Pool #AW5109	4.00	8/1/44	15
20	Fannie Mae, Pool #AT3872	4.00	6/1/43	21
86	Fannie Mae, Pool #MA3183	4.00	11/1/47	92
28	Fannie Mae, Pool #AY0025	4.00	2/1/45	30
79	Fannie Mae, Pool #AH6242	4.00	4/1/26	83
40	Fannie Mae, Pool #AS3903	4.00	11/1/44	43
36	Fannie Mae, Pool #AL4778	4.00	10/1/32	38
50	Fannie Mae, Pool #AS7601	4.00	7/1/46	54
54	Fannie Mae, Pool #BK0909	4.00	7/1/48	58
8	Fannie Mae, Pool #AW9041	4.00	8/1/44	8
27	Fannie Mae, Pool #MA0493	4.00	8/1/30	29
64	Fannie Mae, Pool #AS3216	4.00	9/1/44	70
61	Fannie Mae, Pool #AS9831	4.00	6/1/47	66
41	Fannie Mae, Pool #CA0237	4.00	8/1/47	44
23	Fannie Mae, Pool #MA3592	4.00	2/1/49	25
52	Fannie Mae, Pool #AV2340	4.00	12/1/43	57
58	Fannie Mae, Pool #MA3615	4.00	3/1/49	62
20	Fannie Mae, Pool #MA3536	4.00	12/1/48	22
90	Fannie Mae, Pool #BD7081	4.00	3/1/47	96
85	Fannie Mae, Pool #CA0183	4.00	8/1/47	92
77	Fannie Mae, Pool #BJ9169	4.00	5/1/48	82
9	Fannie Mae, Pool #AS3448	4.00	9/1/44	9
99	Fannie Mae, Pool #MA3746	4.00	8/1/49	105
50	Fannie Mae, Pool #MA3563	4.00	1/1/49	53
73	Fannie Mae, Pool #BM2002	4.00	10/1/47	79
17	Fannie Mae, Pool #BJ0639	4.00	3/1/48	19
16	Fannie Mae, Pool #MA2455	4.00	11/1/35	18
136	Fannie Mae, Pool #AS7558	4.00	7/1/46	147
43	Fannie Mae, Pool #BE8050	4.00	4/1/47	46
54	Fannie Mae, Pool #AS3293	4.00	9/1/44	59
16	Fannie Mae, Pool #AE0375	4.00	7/1/25	17

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$75	Fannie Mae, Pool #FM0021	4.00	3/1/49	$80
90	Fannie Mae, Pool #ZA4988	4.00	8/1/47	96
53	Fannie Mae, Pool #FM1571	4.00	12/1/48	56
82	Fannie Mae, Pool #MA3211	4.00	12/1/47	88
6	Fannie Mae, Pool #MA3037	4.00	6/1/37	7
40	Fannie Mae, Pool #AL7347	4.00	9/1/45	43
40	Fannie Mae, Pool #AY8981	4.00	8/1/45	43
72	Fannie Mae, Pool #AZ7362	4.00	11/1/45	78
3	Fannie Mae, Pool #AZ8874	4.00	9/1/45	3
59	Fannie Mae, Pool #FM1415	4.00	12/1/48	64
94	Fannie Mae, Pool #AZ8067	4.00	9/1/45	102
32	Fannie Mae, Pool #BM4991	4.00	9/1/48	34
16	Fannie Mae, Pool #BA0847	4.00	3/1/46	17
18	Fannie Mae, Pool #BM5525	4.00	3/1/31	19
25	Fannie Mae, Pool #BA6910	4.00	2/1/46	27
33	Fannie Mae, Pool #BN0594	4.00	12/1/48	36
24	Fannie Mae, Pool #FM1101	4.00	7/1/34	26
14	Fannie Mae, Pool #AL9742	4.00	7/1/29	14
210	Fannie Mae, Pool #AJ7689	4.00	12/1/41	229
212	Fannie Mae, Pool #AJ5303	4.00	11/1/41	231
20	Fannie Mae, Pool #MA3427	4.00	7/1/33	22
61	Fannie Mae, Pool #BN0334	4.00	12/1/48	65
150	Fannie Mae, Pool #BN6677	4.00	6/1/49	159
178	Fannie Mae, Pool #AJ7857	4.00	12/1/41	194
46	Fannie Mae, Pool #BC5559	4.00	3/1/46	49
16	Fannie Mae, Pool #MA3216	4.00	12/1/37	17
394	Fannie Mae, Pool #190405	4.00	10/1/40	429
54	Fannie Mae, Pool #AS8532	4.00	12/1/46	59
61	Fannie Mae, Pool #FM1960	4.00	5/1/49	65
41	Fannie Mae, Pool #AC7328	4.00	12/1/39	45
135	Fannie Mae, Pool #AY1377	4.00	4/1/45	150
129	Fannie Mae, Pool #FM5134	4.00	1/1/49	139
10	Fannie Mae, Pool #AS2117	4.00	4/1/44	11
58	Fannie Mae, Pool #MA3277	4.00	2/1/48	62
46	Fannie Mae, Pool #AS2498	4.00	5/1/44	49
96	Fannie Mae, Pool #AU3753	4.00	8/1/43	104
19	Fannie Mae, Pool #CA2469	4.00	10/1/48	20
131	Fannie Mae, Pool #AH5859	4.00	2/1/41	143
38	Fannie Mae, Pool #AS3468	4.00	10/1/44	41
115	Fannie Mae, Pool #BK7943	4.00	11/1/48	123
31	Fannie Mae, Pool #BN5258	4.00	2/1/49	33
48	Fannie Mae, Pool #AS3467	4.00	10/1/44	52
54	Fannie Mae, Pool #BM5685	4.00	6/1/48	57
102	Fannie Mae, Pool #ZS4708	4.00	3/1/47	109
19	Fannie Mae, Pool #AL2689	4.00	2/1/27	20
63	Fannie Mae, Pool #AX0841	4.00	9/1/44	68
172	Fannie Mae, Pool #AS0531	4.00	9/1/43	188
30	Fannie Mae, Pool #G60512	4.50	12/1/45	32

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$31	Fannie Mae, Pool #MA3537	4.50	12/1/48	$33
37	Fannie Mae, Pool #CA0623	4.50	10/1/47	40
180	Fannie Mae, Pool #AH9055	4.50	4/1/41	197
71	Fannie Mae, Pool #AI4815	4.50	6/1/41	78
37	Fannie Mae, Pool #MA3522	4.50	11/1/48	40
82	Fannie Mae, Pool #CA1711	4.50	5/1/48	88
16	Fannie Mae, Pool #AA0860	4.50	1/1/39	18
44	Fannie Mae, Pool #254954	4.50	10/1/23	45
74	Fannie Mae, Pool #AD8529	4.50	8/1/40	81
162	Fannie Mae, Pool #AS9394	4.50	4/1/47	180
91	Fannie Mae, Pool #BK1416	4.50	5/1/48	98
7	Fannie Mae, Pool #BK8830	4.50	8/1/48	8
43	Fannie Mae, Pool #BE5992	4.50	2/1/47	46
12	Fannie Mae, Pool #AL8816	4.50	9/1/45	13
264	Fannie Mae, Pool #AL1107	4.50	11/1/41	289
34	Fannie Mae, Pool #AL5082	4.50	3/1/44	37
15	Fannie Mae, Pool #AB1470	4.50	9/1/40	16
7	Fannie Mae, Pool #BN0877	4.50	11/1/48	8
28	Fannie Mae, Pool #BE6489	4.50	1/1/47	30
5	Fannie Mae, Pool #982892	4.50	5/1/23	5
3	Fannie Mae, Pool #AW7048	4.50	6/1/44	3
49	Fannie Mae, Pool #BN4309	4.50	1/1/49	53
49	Fannie Mae, Pool #MA0481	4.50	8/1/30	53
23	Fannie Mae, Pool #FM3619	4.50	1/1/50	24
61	Fannie Mae, Pool #AL4450	4.50	12/1/43	67
14	Fannie Mae, Pool #AU5302	4.50	10/1/43	16
35	Fannie Mae, Pool #AB1389	4.50	8/1/40	39
33	Fannie Mae, Pool #BK5283	4.50	6/1/48	36
86	Fannie Mae, Pool #MA3639	4.50	4/1/49	92
38	Fannie Mae, Pool #AS2276	4.50	4/1/44	41
36	Fannie Mae, Pool #ZT1321	4.50	11/1/48	39
74	Fannie Mae, Pool #CA0148	4.50	8/1/47	80
24	Fannie Mae, Pool #BM1285	4.50	5/1/47	27
15	Fannie Mae, Pool #AH6790	4.50	3/1/41	16
18	Fannie Mae, Pool #CA1218	4.50	2/1/48	20
8	Fannie Mae, Pool #AS0861	4.50	10/1/43	9
32	Fannie Mae, Pool #AS1638	4.50	2/1/44	35
11	Fannie Mae, Pool #AA9781	4.50	7/1/24	12
314	Fannie Mae, Pool #MA3184	4.50	11/1/47	340
81	Fannie Mae, Pool #AE0217	4.50	8/1/40	89
64	Fannie Mae, Pool #AB3192	4.50	6/1/41	70
16	Fannie Mae, Pool #AS8576	4.50	12/1/46	18
165	Fannie Mae, Pool #AH7521	4.50	3/1/41	181
66	Fannie Mae, Pool #AS8157	4.50	10/1/46	72
27	Fannie Mae, Pool #MA3593	4.50	2/1/49	28
29	Fannie Mae, Pool #MA3669	5.00	5/1/49	32
42	Fannie Mae, Pool #836750	5.00	10/1/35	46
33	Fannie Mae, Pool #AL5788	5.00	5/1/42	37

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$22	Fannie Mae, Pool #MA3472	5.00	9/1/48	$24
39	Fannie Mae, Pool #MA3594	5.00	2/1/49	42
16	Fannie Mae, Pool #MA3527	5.00	11/1/48	18
29	Fannie Mae, Pool #AS0837	5.00	10/1/43	32
19	Fannie Mae, Pool #MA3617	5.00	3/1/49	20
33	Fannie Mae, Pool #AS0575	5.00	9/1/43	36
21	Fannie Mae, Pool #725238	5.00	3/1/34	24
20	Fannie Mae, Pool #CA0349	5.00	9/1/47	22
20	Fannie Mae, Pool #CA1795	5.00	5/1/48	22
14	Fannie Mae, Pool #MA3708	5.00	6/1/49	15
62	Fannie Mae, Pool #AH5988	5.00	3/1/41	70
15	Fannie Mae, Pool #890603	5.00	8/1/41	16
373	Fannie Mae, Pool #889117	5.00	10/1/35	425
16	Fannie Mae, Pool #BM3781	5.00	11/1/30	18
32	Fannie Mae, Pool #BM3904	5.00	5/1/48	35
15	Fannie Mae, Pool #890621	5.00	5/1/42	17
2	Fannie Mae, Pool #A69671	5.50	12/1/37	2
7	Fannie Mae, Pool #929451	5.50	5/1/38	8
599	Fannie Mae, Pool #890221	5.50	12/1/33	675
1	Fannie Mae, Pool #A79636	5.50	7/1/38	1
1	Fannie Mae, Pool #976945	5.50	2/1/23	1
370	Fannie Mae, Pool #725228	6.00	3/1/34	422
84	Fannie Mae, Pool #889984	6.50	10/1/38	98
1,075	Fannie Mae, 15 YR TBA	1.50	1/25/37	1,079
300	Fannie Mae, 15 YR TBA	1.50	2/25/36	300
700	Fannie Mae, 15 YR TBA	2.00	1/25/37	718
225	Fannie Mae, 15 YR TBA	2.00	2/25/36	230
75	Fannie Mae, 15 YR TBA	2.50	1/25/36	78
25	Fannie Mae, 30 YR TBA	1.50	1/25/51	24
7,225	Fannie Mae, 30 YR TBA	2.00	1/25/51	7,205
1,300	Fannie Mae, 30 YR TBA	2.00	2/25/50	1,294
1,550	Fannie Mae, 30 YR TBA	2.50	2/25/51	1,579
3,475	Fannie Mae, 30 YR TBA	2.50	1/25/51	3,548
300	Fannie Mae, 30 YR TBA	3.00	2/25/51	310
475	Fannie Mae, 30 YR TBA	3.00	1/25/50	493
25	Fannie Mae, 30 YR TBA	3.50	1/25/51	26
71	Freddie Mac, Pool #RB5110	1.50	5/1/41	70
430	Freddie Mac, Pool #QC0962	1.50	4/1/51	417
438	Freddie Mac, Pool #SD8154	1.50	6/1/51	425
439	Freddie Mac, Pool #SB8097	1.50	4/1/36	440
465	Freddie Mac, Pool #SB8106	1.50	6/1/36	467
400	Freddie Mac, Pool #SB8088	1.50	2/1/36	402
415	Freddie Mac, Pool #QB3716	2.00	9/1/50	414
402	Freddie Mac, Pool #QB3926	2.00	10/1/50	401
256	Freddie Mac, Pool #QC0423	2.00	4/1/51	255
260	Freddie Mac, Pool #SD8146	2.00	5/1/51	259
428	Freddie Mac, Pool #QC1333	2.00	5/1/51	427
419	Freddie Mac, Pool #QB6893	2.00	12/1/50	418

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$460	Freddie Mac, Pool #QC4423	2.00	7/1/51	$459
49	Freddie Mac, Pool #J25777	2.00	9/1/28	50
24	Freddie Mac, Pool #G18547	2.00	3/1/30	25
149	Freddie Mac, Pool #RB5138	2.00	11/1/41	151
438	Freddie Mac, Pool #RA5928	2.00	9/1/51	438
473	Freddie Mac, Pool #SB8079	2.00	12/1/35	485
188	Freddie Mac, Pool #RB5111	2.00	5/1/41	190
500	Freddie Mac, Pool #SD8188	2.00	1/1/52	500
474	Freddie Mac, Pool #QD0433	2.00	11/1/51	473
447	Freddie Mac, Pool #QD1254	2.00	11/1/51	446
429	Freddie Mac, Pool #SB8115	2.00	8/1/36	440
267	Freddie Mac, Pool #RB5121	2.00	7/1/41	270
472	Freddie Mac, Pool #SD8177	2.00	10/1/51	470
469	Freddie Mac, Pool #SD8172	2.00	9/1/51	468
386	Freddie Mac, Pool #RC1727	2.00	12/1/35	395
462	Freddie Mac, Pool #RA5155	2.00	5/1/51	462
152	Freddie Mac, Pool #RB5095	2.00	12/1/40	154
437	Freddie Mac, Pool #SB8107	2.00	5/1/36	448
424	Freddie Mac, Pool #SD8121	2.00	12/1/50	423
416	Freddie Mac, Pool #QB8064	2.00	1/1/51	415
406	Freddie Mac, Pool #SD8128	2.00	2/1/51	405
471	Freddie Mac, Pool #QC6925	2.00	9/1/51	470
467	Freddie Mac, Pool #SB8128	2.00	11/1/36	480
20	Freddie Mac, Pool #J25759	2.00	8/1/28	20
428	Freddie Mac, Pool #QC1075	2.00	4/1/51	427
469	Freddie Mac, Pool #QC7473	2.00	9/1/51	468
525	Freddie Mac, Pool #QB7708	2.00	1/1/51	525
491	Freddie Mac, Pool #RA6026	2.00	10/1/51	492
498	Freddie Mac, Pool #SD8182	2.00	12/1/51	498
411	Freddie Mac, Pool #RA3575	2.00	9/1/50	410
272	Freddie Mac, Pool #RA6025	2.00	10/1/51	272
134	Freddie Mac, Pool #ZS7735	2.00	1/1/32	138
258	Freddie Mac, Pool #SD7537	2.00	3/1/51	259
467	Freddie Mac, Pool #QB9896	2.00	3/1/51	466
263	Freddie Mac, Pool #SD8113	2.00	12/1/50	263
438	Freddie Mac, Pool #QC6815	2.00	9/1/51	437
285	Freddie Mac, Pool #RB5114	2.00	6/1/41	288
458	Freddie Mac, Pool #QC3697	2.00	6/1/51	457
461	Freddie Mac, Pool #QC3597	2.00	6/1/51	460
436	Freddie Mac, Pool #RA3205	2.00	8/1/50	436
420	Freddie Mac, Pool #RA4986	2.00	4/1/51	420
308	Freddie Mac, Pool #SD8150	2.00	6/1/51	307
497	Freddie Mac, Pool #RA6333	2.00	11/1/51	497
44	Freddie Mac, Pool #G18634	2.00	3/1/32	45
288	Freddie Mac, Pool #QA9142	2.50	5/1/50	295
29	Freddie Mac, Pool #SB8053	2.50	7/1/35	30
381	Freddie Mac, Pool #SD8129	2.50	2/1/51	389
404	Freddie Mac, Pool #SD8141	2.50	4/1/51	413

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$254	Freddie Mac, Pool #SD8067	2.50	6/1/50	$260
178	Freddie Mac, Pool #G18611	2.50	9/1/31	184
337	Freddie Mac, Pool #SD8099	2.50	10/1/50	344
70	Freddie Mac, Pool #G18533	2.50	12/1/29	73
374	Freddie Mac, Pool #SD8122	2.50	1/1/51	382
215	Freddie Mac, Pool #RA2645	2.50	6/1/50	220
300	Freddie Mac, Pool #RA2595	2.50	5/1/50	307
349	Freddie Mac, Pool #QB3287	2.50	8/1/50	356
355	Freddie Mac, Pool #QB3703	2.50	9/1/50	362
77	Freddie Mac, Pool #G18635	2.50	3/1/32	80
342	Freddie Mac, Pool #SD8167	2.50	9/1/51	349
14	Freddie Mac, Pool #G18472	2.50	7/1/28	14
145	Freddie Mac, Pool #RB5086	2.50	11/1/40	149
86	Freddie Mac, Pool #J37902	2.50	11/1/32	89
395	Freddie Mac, Pool #RA2643	2.50	6/1/50	405
390	Freddie Mac, Pool #SD0578	2.50	3/1/51	398
473	Freddie Mac, Pool #RA6340	2.50	11/1/51	484
68	Freddie Mac, Pool #RB5054	2.50	6/1/40	70
139	Freddie Mac, Pool #J38477	2.50	2/1/33	145
148	Freddie Mac, Pool #RB5043	2.50	4/1/40	152
23	Freddie Mac, Pool #SB8045	2.50	5/1/35	24
32	Freddie Mac, Pool #J25585	2.50	9/1/28	33
38	Freddie Mac, Pool #G18485	2.50	10/1/28	40
38	Freddie Mac, Pool #C09026	2.50	2/1/43	39
90	Freddie Mac, Pool #G18568	2.50	9/1/30	93
10	Freddie Mac, Pool #G08755	2.50	2/1/47	10
118	Freddie Mac, Pool #G18680	2.50	3/1/33	123
51	Freddie Mac, Pool #J35643	2.50	11/1/31	53
75	Freddie Mac, Pool #J23440	2.50	4/1/28	78
185	Freddie Mac, Pool #SB8108	2.50	6/1/36	191
10	Freddie Mac, Pool #G08638	2.50	4/1/45	11
181	Freddie Mac, Pool #QA5290	2.50	12/1/49	185
192	Freddie Mac, Pool #SD8083	2.50	8/1/50	196
174	Freddie Mac, Pool #SD8055	2.50	4/1/50	178
87	Freddie Mac, Pool #G18470	2.50	6/1/28	90
108	Freddie Mac, Pool #J26408	2.50	11/1/28	112
445	Freddie Mac, Pool #RA5802	2.50	9/1/51	454
414	Freddie Mac, Pool #RA4527	2.50	2/1/51	423
69	Freddie Mac, Pool #ZK8425	2.50	12/1/31	72
6	Freddie Mac, Pool #J30875	2.50	3/1/30	6
67	Freddie Mac, Pool #RB5072	2.50	9/1/40	68
46	Freddie Mac, Pool #SB8062	2.50	9/1/35	48
56	Freddie Mac, Pool #ZS8692	2.50	4/1/33	58
33	Freddie Mac, Pool #G18704	2.50	6/1/33	35
25	Freddie Mac, Pool #Q42878	2.50	9/1/46	26
73	Freddie Mac, Pool #ZS8483	2.50	3/1/28	75
475	Freddie Mac, Pool #SD8189	2.50	1/1/52	486
72	Freddie Mac, Pool #ZS4687	2.50	11/1/46	74

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$16	Freddie Mac, Pool #C91904	2.50	11/1/36	$17
383	Freddie Mac, Pool #SD8114	2.50	12/1/50	391
461	Freddie Mac, Pool #QC7457	2.50	9/1/51	471
392	Freddie Mac, Pool #RA2897	2.50	6/1/50	401
449	Freddie Mac, Pool #QC2251	2.50	5/1/51	458
77	Freddie Mac, Pool #J18954	2.50	4/1/27	80
439	Freddie Mac, Pool #QC2031	2.50	5/1/51	449
18	Freddie Mac, Pool #G18665	2.50	11/1/32	18
448	Freddie Mac, Pool #SD8183	2.50	12/1/51	458
350	Freddie Mac, Pool #SD8151	2.50	6/1/51	357
410	Freddie Mac, Pool #SD0412	2.50	8/1/50	420
466	Freddie Mac, Pool #RA5832	2.50	9/1/51	478
360	Freddie Mac, Pool #RA2634	2.50	5/1/50	369
75	Freddie Mac, Series K-1514, Class - A2, Callable 10/25/34 @ 100.00	2.86	10/25/34	81
87	Freddie Mac, Pool #C04422	3.00	12/1/42	90
79	Freddie Mac, Pool #G15145	3.00	7/1/29	83
55	Freddie Mac, Pool #C91707	3.00	6/1/33	57
265	Freddie Mac, Pool #Q21065	3.00	8/1/43	279
130	Freddie Mac, Pool #ZS4658	3.00	4/1/46	136
99	Freddie Mac, Pool #G18514	3.00	6/1/29	103
149	Freddie Mac, Pool #QA9049	3.00	4/1/50	154
89	Freddie Mac, Pool #QA8065	3.00	3/1/50	92
71	Freddie Mac, Pool #ZS4779	3.00	6/1/48	74
66	Freddie Mac, Pool #Q20067	3.00	7/1/43	69
71	Freddie Mac, Pool #ZS4706	3.00	3/1/47	74
112	Freddie Mac, Pool #ZS4512	3.00	5/1/43	118
97	Freddie Mac, Pool #ZM2089	3.00	11/1/46	101
5	Freddie Mac, Pool #J17111	3.00	10/1/26	6
112	Freddie Mac, Pool #J17774	3.00	1/1/27	117
12	Freddie Mac, Pool #C91943	3.00	7/1/37	13
37	Freddie Mac, Pool #C91819	3.00	4/1/35	39
212	Freddie Mac, Pool #ZS4519	3.00	6/1/43	223
50	Freddie Mac, Pool #Q41795	3.00	7/1/46	53
28	Freddie Mac, Pool #G08540	3.00	8/1/43	29
22	Freddie Mac, Pool #ZT2019	3.00	5/1/34	23
69	Freddie Mac, Pool #ZT1323	3.00	10/1/48	72
78	Freddie Mac, Pool #G15217	3.00	11/1/29	81
54	Freddie Mac, Pool #SD8056	3.00	4/1/50	56
14	Freddie Mac, Pool #C91969	3.00	1/1/38	15
24	Freddie Mac, Pool #G18575	3.00	11/1/30	25
123	Freddie Mac, Pool #ZS4621	3.00	7/1/45	129
55	Freddie Mac, Pool #ZT0195	3.00	9/1/46	58
66	Freddie Mac, Pool #G18531	3.00	11/1/29	69
62	Freddie Mac, Pool #G18569	3.00	9/1/30	64
12	Freddie Mac, Pool #C91826	3.00	5/1/35	12
25	Freddie Mac, Pool #G18715	3.00	11/1/33	26
103	Freddie Mac, Pool #G60187	3.00	8/1/45	108
38	Freddie Mac, Pool #J36428	3.00	2/1/32	40

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$156	Freddie Mac, Pool #G60989	3.00	12/1/46	$163
129	Freddie Mac, Pool #C04619	3.00	3/1/43	137
158	Freddie Mac, Pool #Q45735	3.00	1/1/47	165
47	Freddie Mac, Pool #G08640	3.00	5/1/45	49
18	Freddie Mac, Pool #J38057	3.00	12/1/32	19
39	Freddie Mac, Pool #G08648	3.00	6/1/45	41
25	Freddie Mac, Pool #SD8030	3.00	11/1/49	26
121	Freddie Mac, Pool #G18673	3.00	1/1/33	127
76	Freddie Mac, Pool #ZA2313	3.00	9/1/33	78
109	Freddie Mac, Pool #ZS4609	3.00	4/1/45	114
129	Freddie Mac, Pool #Q43734	3.00	10/1/46	135
597	Freddie Mac, Pool #ZS4522	3.00	7/1/43	629
18	Freddie Mac, Pool #J29932	3.00	11/1/29	18
7	Freddie Mac, Pool #C91949	3.00	9/1/37	7
9	Freddie Mac, Pool #J14241	3.00	1/1/26	10
35	Freddie Mac, Pool #G18582	3.00	1/1/31	36
35	Freddie Mac, Pool #ZS4703	3.00	2/1/47	37
42	Freddie Mac, Pool #ZS4641	3.00	12/1/45	44
7	Freddie Mac, Pool #Q13086	3.00	11/1/42	7
57	Freddie Mac, Pool #ZS4688	3.00	11/1/46	59
5	Freddie Mac, Pool #Q39527	3.00	3/1/46	6
67	Freddie Mac, Pool #ZM2169	3.00	11/1/46	70
109	Freddie Mac, Pool #QA1033	3.00	7/1/49	113
175	Freddie Mac, Pool #ZS4697	3.00	1/1/47	183
19	Freddie Mac, Pool #G18534	3.00	12/1/29	19
79	Freddie Mac, Pool #RA2594	3.00	5/1/50	82
90	Freddie Mac, Pool #ZS4693	3.00	12/1/46	94
109	Freddie Mac, Pool #ZA1283	3.00	1/1/43	116
21	Freddie Mac, Pool #J33135	3.00	11/1/30	21
98	Freddie Mac, Pool #C91581	3.00	11/1/32	103
37	Freddie Mac, Pool #C91927	3.00	5/1/37	39
46	Freddie Mac, Pool #ZS8686	3.00	2/1/33	48
50	Freddie Mac, Pool #ZT0715	3.00	9/1/48	52
7	Freddie Mac, Pool #Q18882	3.00	5/1/43	7
17	Freddie Mac, Pool #Q18599	3.00	6/1/43	17
6	Freddie Mac, Pool #C91939	3.00	6/1/37	7
53	Freddie Mac, Pool #G08783	3.00	10/1/47	55
20	Freddie Mac, Pool #J38807	3.00	4/1/33	21
142	Freddie Mac, Pool #ZM2285	3.00	12/1/46	148
147	Freddie Mac, Pool #Q16222	3.00	3/1/43	155
8	Freddie Mac, Pool #G30999	3.00	2/1/37	8
86	Freddie Mac, Pool #SD8074	3.00	7/1/50	89
70	Freddie Mac, Pool #ZM2721	3.00	2/1/47	74
29	Freddie Mac, Pool #G30945	3.00	9/1/36	30
438	Freddie Mac, Pool #SD8174	3.00	10/1/51	455
170	Freddie Mac, Pool #SB8046	3.00	5/1/35	179
141	Freddie Mac, Pool #SD8024	3.00	11/1/49	146
29	Freddie Mac, Pool #C91798	3.00	12/1/34	31

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$27	Freddie Mac, Pool #Q19754	3.00	7/1/43	$28
42	Freddie Mac, Pool #J38675	3.00	3/1/33	44
77	Freddie Mac, Pool #G18518	3.00	7/1/29	81
18	Freddie Mac, Pool #C91924	3.00	4/1/37	19
5	Freddie Mac, Pool #C91809	3.00	2/1/35	6
17	Freddie Mac, Pool #C91905	3.00	11/1/36	17
41	Freddie Mac, Pool #ZT1951	3.50	5/1/49	43
95	Freddie Mac, Pool #ZS4642	3.50	12/1/45	101
75	Freddie Mac, Pool #SB0031	3.50	10/1/27	78
40	Freddie Mac, Pool #ZS4663	3.50	5/1/46	43
4	Freddie Mac, Pool #E02735	3.50	10/1/25	4
56	Freddie Mac, Pool #Q37449	3.50	11/1/45	60
45	Freddie Mac, Pool #G08687	3.50	1/1/46	48
7	Freddie Mac, Pool #C91925	3.50	4/1/37	7
12	Freddie Mac, Pool #Q55002	3.50	3/1/48	13
21	Freddie Mac, Pool #RA1508	3.50	10/1/49	23
223	Freddie Mac, Pool #RA2469	3.50	4/1/50	236
33	Freddie Mac, Pool #G30776	3.50	7/1/35	36
39	Freddie Mac, Pool #G08698	3.50	3/1/46	41
67	Freddie Mac, Pool #C91403	3.50	3/1/32	71
20	Freddie Mac, Pool #Q31134	3.50	2/1/45	21
48	Freddie Mac, Pool #ZS4771	3.50	6/1/48	50
108	Freddie Mac, Pool #Q20860	3.50	8/1/43	116
26	Freddie Mac, Pool #G08605	3.50	9/1/44	28
35	Freddie Mac, Pool #ZS4759	3.50	3/1/48	37
45	Freddie Mac, Pool #Q04087	3.50	10/1/41	48
49	Freddie Mac, Pool #Q12052	3.50	10/1/42	53
46	Freddie Mac, Pool #G08733	3.50	11/1/46	48
18	Freddie Mac, Pool #C91742	3.50	1/1/34	20
81	Freddie Mac, Pool #ZS4713	3.50	4/1/47	85
6	Freddie Mac, Pool #C91760	3.50	5/1/34	7
65	Freddie Mac, Pool #Q51461	3.50	10/1/47	69
59	Freddie Mac, Pool #ZS4704	3.50	2/1/47	63
28	Freddie Mac, Pool #J13582	3.50	11/1/25	29
47	Freddie Mac, Pool #G18707	3.50	9/1/33	49
134	Freddie Mac, Pool #ZS4599	3.50	1/1/45	143
39	Freddie Mac, Pool #Q57871	3.50	8/1/48	41
12	Freddie Mac, Pool #ZS4747	3.50	12/1/47	13
84	Freddie Mac, Pool #G61148	3.50	9/1/47	89
23	Freddie Mac, Pool #C91950	3.50	9/1/37	24
97	Freddie Mac, Pool #J15105	3.50	4/1/26	102
46	Freddie Mac, Pool #Q06749	3.50	3/1/42	49
106	Freddie Mac, Pool #G08766	3.50	6/1/47	112
20	Freddie Mac, Pool #ZT0711	3.50	10/1/48	22
28	Freddie Mac, Pool #J27494	3.50	2/1/29	29
118	Freddie Mac, Pool #G08562	3.50	1/1/44	126
48	Freddie Mac, Pool #ZA5128	3.50	12/1/47	50
42	Freddie Mac, Pool #Q58422	3.50	9/1/48	45

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$59	Freddie Mac, Pool #SD8011	3.50	9/1/49	$62
77	Freddie Mac, Pool #Q08903	3.50	6/1/42	83
30	Freddie Mac, Pool #C03920	3.50	5/1/42	32
91	Freddie Mac, Pool #G08641	3.50	5/1/45	97
24	Freddie Mac, Pool #SB8007	3.50	9/1/34	25
18	Freddie Mac, Pool #J26144	3.50	10/1/23	18
63	Freddie Mac, Pool #Q53176	3.50	12/1/47	67
74	Freddie Mac, Pool #ZS4630	3.50	9/1/45	79
36	Freddie Mac, Pool #ZS4659	3.50	4/1/46	38
14	Freddie Mac, Pool #C92003	3.50	7/1/38	14
10	Freddie Mac, Pool #G08620	3.50	12/1/44	11
81	Freddie Mac, Pool #ZS4622	3.50	7/1/45	87
107	Freddie Mac, Pool #G08804	3.50	3/1/48	113
32	Freddie Mac, Pool #G08813	3.50	5/1/48	34
161	Freddie Mac, Pool #ZS4536	3.50	10/1/43	173
336	Freddie Mac, Pool #ZS4487	3.50	6/1/42	361
31	Freddie Mac, Pool #G08846	3.50	11/1/48	32
93	Freddie Mac, Pool #ZS4651	3.50	3/1/46	99
20	Freddie Mac, Pool #A96409	3.50	1/1/41	22
103	Freddie Mac, Pool #QA8794	3.50	4/1/50	109
71	Freddie Mac, Pool #G08761	3.50	5/1/47	76
62	Freddie Mac, Pool #Q08998	3.50	6/1/42	66
44	Freddie Mac, Pool #Q36040	3.50	9/1/45	47
12	Freddie Mac, Pool #C91940	3.50	6/1/37	13
72	Freddie Mac, Pool #C91456	3.50	6/1/32	77
136	Freddie Mac, Pool #G08636	3.50	4/1/45	145
82	Freddie Mac, Pool #G08632	3.50	3/1/45	88
27	Freddie Mac, Pool #G08599	3.50	8/1/44	29
89	Freddie Mac, Pool #Q49490	3.50	7/1/47	94
121	Freddie Mac, Pool #G08627	3.50	2/1/45	130
82	Freddie Mac, Pool #Q09896	3.50	8/1/42	88
4	Freddie Mac, Pool #Q27456	4.00	7/1/44	4
83	Freddie Mac, Pool #ZS4731	4.00	8/1/47	89
54	Freddie Mac, Pool #ZT1952	4.00	5/1/49	58
290	Freddie Mac, Pool #A96286	4.00	1/1/41	316
16	Freddie Mac, Pool #G08672	4.00	10/1/45	17
44	Freddie Mac, Pool #ZN5030	4.00	4/1/49	47
180	Freddie Mac, Pool #SD8070	4.00	6/1/50	192
56	Freddie Mac, Pool #Q27594	4.00	8/1/44	60
59	Freddie Mac, Pool #G08618	4.00	12/1/44	64
40	Freddie Mac, Pool #ZA6946	4.00	5/1/49	43
153	Freddie Mac, Pool #SD0290	4.00	4/1/50	162
10	Freddie Mac, Pool #C92019	4.00	10/1/38	11
60	Freddie Mac, Pool #SD8039	4.00	1/1/50	64
15	Freddie Mac, Pool #ZT1800	4.00	3/1/34	16
61	Freddie Mac, Pool #ZS4573	4.00	7/1/44	66
38	Freddie Mac, Pool #ZT1320	4.00	11/1/48	41
52	Freddie Mac, Pool #ZT2106	4.00	3/1/49	55

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$30	Freddie Mac, Pool #G08601	4.00	8/1/44	$33
28	Freddie Mac, Pool #G08836	4.00	9/1/48	30
28	Freddie Mac, Pool #G08831	4.00	8/1/48	30
27	Freddie Mac, Pool #G08483	4.00	3/1/42	30
4	Freddie Mac, Pool #G08642	4.00	5/1/45	5
63	Freddie Mac, Pool #G08459	4.00	9/1/41	69
67	Freddie Mac, Pool #G08785	4.00	10/1/47	72
30	Freddie Mac, Pool #Q34081	4.00	6/1/45	32
45	Freddie Mac, Pool #G08767	4.00	6/1/47	48
65	Freddie Mac, Pool #G08588	4.00	5/1/44	71
104	Freddie Mac, Pool #G06506	4.00	12/1/40	113
55	Freddie Mac, Pool #G08567	4.00	1/1/44	59
51	Freddie Mac, Pool #C09070	4.00	12/1/44	56
36	Freddie Mac, Pool #C91765	4.00	6/1/34	39
23	Freddie Mac, Pool #G14453	4.00	6/1/26	24
6	Freddie Mac, Pool #J12435	4.00	6/1/25	6
92	Freddie Mac, Pool #ZL7781	4.00	2/1/44	101
13	Freddie Mac, Pool #C91994	4.00	5/1/38	14
62	Freddie Mac, Pool #G08616	4.00	11/1/44	67
8	Freddie Mac, Pool #C91923	4.00	3/1/37	8
8	Freddie Mac, Pool #G08633	4.00	3/1/45	9
20	Freddie Mac, Pool #ZS4652	4.00	2/1/46	22
38	Freddie Mac, Pool #C91738	4.00	11/1/33	41
42	Freddie Mac, Pool #Q58680	4.00	9/1/48	45
38	Freddie Mac, Pool #G08637	4.00	4/1/45	41
84	Freddie Mac, Pool #ZS4631	4.00	9/1/45	90
31	Freddie Mac, Pool #ZT1840	4.00	9/1/48	33
5	Freddie Mac, Pool #E02862	4.50	3/1/26	5
53	Freddie Mac, Pool #G08759	4.50	4/1/47	57
75	Freddie Mac, Pool #ZT1711	4.50	2/1/49	81
35	Freddie Mac, Pool #G08754	4.50	3/1/47	38
10	Freddie Mac, Pool #C09059	4.50	3/1/44	11
37	Freddie Mac, Pool #ZS4774	4.50	5/1/48	40
41	Freddie Mac, Pool #Q57957	4.50	8/1/48	44
9	Freddie Mac, Pool #Q49599	4.50	7/1/47	10
40	Freddie Mac, Pool #Q59805	4.50	11/1/48	43
623	Freddie Mac, Pool #A97692	4.50	3/1/41	684
18	Freddie Mac, Pool #Q25432	4.50	3/1/44	19
20	Freddie Mac, Pool #G08596	4.50	7/1/44	22
5	Freddie Mac, Pool #A90437	4.50	1/1/40	5
35	Freddie Mac, Pool #ZS4781	4.50	7/1/48	38
148	Freddie Mac, Pool #SD8002	4.50	7/1/49	159
52	Freddie Mac, Pool #A97495	4.50	3/1/41	57
3	Freddie Mac, Pool #J07849	4.50	5/1/23	4
17	Freddie Mac, Pool #G08781	4.50	9/1/47	19
26	Freddie Mac, Pool #Q22671	4.50	11/1/43	29
280	Freddie Mac, Pool #C01598	5.00	8/1/33	313
18	Freddie Mac, Pool #G05205	5.00	1/1/39	21

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$121	Freddie Mac, Pool #G04913	5.00	3/1/38	$137
90	Freddie Mac, Pool #Q00763	5.00	5/1/41	99
8	Freddie Mac, Pool #G07068	5.00	7/1/41	8
84	Freddie Mac, Pool #ZT1779	5.00	3/1/49	91
11	Freddie Mac, Pool #G08838	5.00	9/1/48	12
6	Freddie Mac, Pool #G13255	5.00	7/1/23	6
9	Freddie Mac, Pool #SD0093	5.00	10/1/49	9
39	Freddie Mac, Pool #G06031	5.50	3/1/40	45
2	Freddie Mac, Pool #G06091	5.50	5/1/40	2
174	Freddie Mac, Pool #G01665	5.50	3/1/34	203
19	Freddie Mac, Pool #G05709	6.00	6/1/38	22
4	Freddie Mac, Pool #A62706	6.00	6/1/37	5
34	Freddie Mac, Pool #G03551	6.00	11/1/37	40
155	Freddie Mac, Pool #G02794	6.00	5/1/37	184
417	Government National Mortgage Association, Pool #MA7254	2.00	3/20/51	421
436	Government National Mortgage Association, Pool #MA7417	2.00	6/20/51	440
407	Government National Mortgage Association, Pool #MA7366	2.00	5/20/51	411
449	Government National Mortgage Association, Pool #MA7051	2.00	12/20/50	454
382	Government National Mortgage Association, Pool #MA6930	2.00	10/20/50	386
228	Government National Mortgage Association, Pool #MA6864	2.00	9/20/50	230
403	Government National Mortgage Association, Pool #MA7135	2.00	1/20/51	407
470	Government National Mortgage Association, Pool #MA7588	2.00	9/20/51	476
439	Government National Mortgage Association, Pool #MA7471	2.00	7/20/51	444
11	Government National Mortgage Association, Pool #711729	2.50	3/15/43	11
21	Government National Mortgage Association, Pool #MA4717	2.50	9/20/47	22
426	Government National Mortgage Association, Pool #MA7312	2.50	4/20/51	438
16	Government National Mortgage Association, Pool #MA4424	2.50	5/20/32	17
15	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	15
248	Government National Mortgage Association, Pool #MA4125	2.50	12/20/46	254
406	Government National Mortgage Association, Pool #MA7193	2.50	2/20/51	417
416	Government National Mortgage Association, Pool #MA7534	2.50	8/20/51	427
24	Government National Mortgage Association, Pool #MA4067	2.50	11/20/46	25
15	Government National Mortgage Association, Pool #776954	2.50	11/15/42	16
323	Government National Mortgage Association, Pool #MA6931	2.50	10/20/50	331
474	Government National Mortgage Association, Pool #MA7367	2.50	5/20/51	488
8	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	9
27	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	28
28	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	29
17	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	17
271	Government National Mortgage Association, Pool #MA7589	2.50	9/20/51	278
438	Government National Mortgage Association, Pool #MA7472	2.50	7/20/51	450
349	Government National Mortgage Association, Pool #MA6995	2.50	11/20/50	358
8	Government National Mortgage Association, Pool #MA2890	2.50	6/20/45	8
235	Government National Mortgage Association, Pool #MA4260	2.50	2/20/47	241
258	Government National Mortgage Association, Pool #MA6819	2.50	8/20/50	265
16	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	17
414	Government National Mortgage Association, Pool #MA7255	2.50	3/20/51	425
332	Government National Mortgage Association, Pool #MA6865	2.50	9/20/50	341

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$191	Government National Mortgage Association, Pool #MA6540	2.50	3/20/50	$196
233	Government National Mortgage Association, Pool #MA6655	2.50	5/20/50	239
45	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	44
51	Government National Mortgage Association, Pool #779084	3.00	4/15/42	52
171	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	179
206	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	216
10	Government National Mortgage Association, Pool #MA1890	3.00	5/20/29	11
81	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	85
50	Government National Mortgage Association, Pool #MA2753	3.00	4/20/45	53
70	Government National Mortgage Association, Pool #MA3104	3.00	9/20/45	73
64	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	67
10	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	11
55	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	58
91	Government National Mortgage Association, Pool #MA3033	3.00	8/20/45	95
193	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	203
77	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	80
15	Government National Mortgage Association, Pool #MA2797	3.00	5/20/30	16
96	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	100
10	Government National Mortgage Association, Pool #AN5756	3.00	7/15/45	11
75	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	78
60	Government National Mortgage Association, Pool #MA3172	3.00	10/20/45	63
92	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	97
84	Government National Mortgage Association, Pool #MA4381	3.00	4/20/47	88
28	Government National Mortgage Association, Pool #MA3520	3.00	3/20/46	29
6	Government National Mortgage Association, Pool #5276	3.00	1/20/27	6
218	Government National Mortgage Association, Pool #MA5076	3.00	3/20/48	227
578	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	614
191	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	200
29	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	31
29	Government National Mortgage Association, Pool #MA3243	3.00	11/20/45	31
102	Government National Mortgage Association, Pool #MA6283	3.00	11/20/49	106
105	Government National Mortgage Association, Pool #MA4450	3.00	5/20/47	110
190	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	198
27	Government National Mortgage Association, Pool #MA4559	3.00	7/20/32	28
134	Government National Mortgage Association, Pool #MA4651	3.00	8/20/47	140
25	Government National Mortgage Association, Pool #MA2600	3.00	2/20/45	26
103	Government National Mortgage Association, Pool #MA4961	3.00	1/20/48	107
31	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	33
152	Government National Mortgage Association, Pool #MA6338	3.00	12/20/49	158
109	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	115
107	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	114
22	Government National Mortgage Association, Pool #MA6766	3.00	7/20/50	22
5	Government National Mortgage Association, Pool #AL5058	3.00	3/15/45	6
189	Government National Mortgage Association, Pool #MA6474	3.00	2/20/50	196
291	Government National Mortgage Association, Pool #MA6656	3.00	5/20/50	301
335	Government National Mortgage Association, Pool #MA6599	3.00	4/20/50	347
138	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	145
7	Government National Mortgage Association, Pool #MA4935	3.00	1/20/33	7

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$103	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	$109
229	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	239
25	Government National Mortgage Association, Pool #MA6820	3.00	8/20/50	26
95	Government National Mortgage Association, Pool #MA6710	3.00	6/20/50	98
69	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	72
175	Government National Mortgage Association, Pool #MA6409	3.00	1/20/50	182
64	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	68
163	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	173
40	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	42
38	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	40
229	Government National Mortgage Association, Pool #MA4003	3.00	10/20/46	240
68	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	71
204	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	213
122	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	127
156	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	164
20	Government National Mortgage Association, Pool #AK7285	3.00	3/15/45	21
24	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	25
101	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	106
124	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	130
84	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	88
99	Government National Mortgage Association, Pool #MA6089	3.00	8/20/49	103
140	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	146
73	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	77
95	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	100
103	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	108
71	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	75
106	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	113
26	Government National Mortgage Association, Pool #738602	3.50	8/15/26	27
3	Government National Mortgage Association, Pool #AL8566	3.50	3/15/45	3
241	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	256
55	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	58
125	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	131
17	Government National Mortgage Association, Pool #MA6219	3.50	10/20/49	18
19	Government National Mortgage Association, Pool #MA6711	3.50	6/20/50	20
64	Government National Mortgage Association, Pool #MA5263	3.50	6/20/48	67
160	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	169
98	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	103
141	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	151
90	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	95
90	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	95
40	Government National Mortgage Association, Pool #BD5909	3.50	10/15/47	44
87	Government National Mortgage Association, Pool #MA5136	3.50	4/20/48	91
66	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	69
164	Government National Mortgage Association, Pool #MA5019	3.50	2/20/48	172
26	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	28
52	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	55
51	Government National Mortgage Association, Pool #740798	3.50	1/15/42	54
162	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	173

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$12	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	$13
73	Government National Mortgage Association, Pool #778157	3.50	3/15/42	77
171	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	183
140	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	150
18	Government National Mortgage Association, Pool #796271	3.50	7/15/42	19
17	Government National Mortgage Association, Pool #MA5762	3.50	2/20/49	18
140	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	148
123	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	129
70	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	73
14	Government National Mortgage Association, Pool #MA5875	3.50	4/20/49	15
85	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	89
163	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	172
7	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	7
14	Government National Mortgage Association, Pool #MA6410	3.50	1/20/50	14
82	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	86
75	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	79
17	Government National Mortgage Association, Pool #MA6475	3.50	2/20/50	17
133	Government National Mortgage Association, Pool #MA3521	3.50	3/20/46	141
52	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	55
142	Government National Mortgage Association, Pool #MA4196	3.50	1/20/47	150
62	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	65
124	Government National Mortgage Association, Pool #MA3034	3.50	8/20/45	131
67	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	71
80	Government National Mortgage Association, Pool #783976	3.50	4/20/43	86
105	Government National Mortgage Association, Pool #MA2303	3.50	10/20/44	111
93	Government National Mortgage Association, Pool #MA4069	3.50	11/20/46	98
95	Government National Mortgage Association, Pool #MA4900	3.50	12/20/47	100
48	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	50
92	Government National Mortgage Association, Pool #MA2678	3.50	3/20/45	97
100	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	105
23	Government National Mortgage Association, Pool #MA6339	3.50	12/20/49	24
79	Government National Mortgage Association, Pool #MA3663	3.50	5/20/46	83
287	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	308
103	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	108
97	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	102
60	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	63
54	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	57
75	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	79
79	Government National Mortgage Association, Pool #MA5077	3.50	3/20/48	83
112	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	118
43	Government National Mortgage Association, Pool #MA4451	3.50	5/20/47	45
97	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	102
110	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	116
120	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	127
88	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	95
13	Government National Mortgage Association, Pool #MA6040	4.00	7/20/49	14
85	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	92
88	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	94

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$18	Government National Mortgage Association, Pool #MA5330	4.00	7/20/48	$19
67	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	73
61	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	66
76	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	81
22	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	23
41	Government National Mortgage Association, Pool #MA2602	4.00	2/20/45	44
34	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	36
65	Government National Mortgage Association, Pool #MA5078	4.00	3/20/48	69
66	Government National Mortgage Association, Pool #MA3598	4.00	4/20/46	70
113	Government National Mortgage Association, Pool #MA5466	4.00	9/20/48	120
65	Government National Mortgage Association, Pool #MA5876	4.00	4/20/49	69
74	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	79
52	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	56
26	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	28
62	Government National Mortgage Association, Pool #MA4197	4.00	1/20/47	67
60	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	65
15	Government National Mortgage Association, Pool #4922	4.00	1/20/41	16
81	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	85
30	Government National Mortgage Association, Pool #753254	4.00	9/15/43	32
59	Government National Mortgage Association, Pool #713876	4.00	8/15/39	64
59	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	64
136	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	145
62	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	66
73	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	78
82	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	88
18	Government National Mortgage Association, Pool #MA3106	4.00	9/20/45	19
11	Government National Mortgage Association, Pool #MA3174	4.00	10/20/45	12
32	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	34
37	Government National Mortgage Association, Pool #AM8203	4.00	5/15/45	39
12	Government National Mortgage Association, Pool #779401	4.00	6/15/42	14
39	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	42
208	Government National Mortgage Association, Pool #5139	4.00	8/20/41	224
119	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	127
5	Government National Mortgage Association, Pool #AJ2722	4.00	8/15/44	5
20	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	22
16	Government National Mortgage Association, Pool #766495	4.00	10/15/41	18
22	Government National Mortgage Association, Pool #MA6155	4.00	9/20/49	23
52	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	56
100	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	108
63	Government National Mortgage Association, Pool #MA5710	4.00	1/20/49	67
37	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	40
36	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	39
21	Government National Mortgage Association, Pool #MA3455	4.00	2/20/46	23
102	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	110
22	Government National Mortgage Association, Pool #MA6091	4.00	8/20/49	23
66	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	71
24	Government National Mortgage Association, Pool #740068	4.00	9/15/40	26
30	Government National Mortgage Association, Pool #AV6086	4.00	7/15/47	33
22	Government National Mortgage Association, Pool #738710	4.00	9/15/41	25

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$51	Government National Mortgage Association, Pool #MA5986	4.00	6/20/49	$54
82	Government National Mortgage Association, Pool #MA5931	4.00	5/20/49	87
70	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	76
43	Government National Mortgage Association, Pool #MA4512	4.50	6/20/47	47
11	Government National Mortgage Association, Pool #MA5987	4.50	6/20/49	11
77	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	84
75	Government National Mortgage Association, Pool #5260	4.50	12/20/41	84
22	Government National Mortgage Association, Pool #MA4780	4.50	10/20/47	23
16	Government National Mortgage Association, Pool #738793	4.50	9/15/41	19
61	Government National Mortgage Association, Pool #MA5877	4.50	4/20/49	65
5	Government National Mortgage Association, Pool #MA5764	4.50	2/20/49	5
35	Government National Mortgage Association, Pool #MA5467	4.50	9/20/48	37
18	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	19
16	Government National Mortgage Association, Pool #MA5596	4.50	11/20/48	17
25	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	27
59	Government National Mortgage Association, Pool #MA5652	4.50	12/20/48	63
44	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	49
15	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	16
53	Government National Mortgage Association, Pool #MA5818	4.50	3/20/49	56
127	Government National Mortgage Association, Pool #717148	4.50	5/15/39	140
19	Government National Mortgage Association, Pool #MA5711	4.50	1/20/49	20
204	Government National Mortgage Association, Pool #721760	4.50	8/15/40	225
15	Government National Mortgage Association, Pool #729511	4.50	4/15/40	17
9	Government National Mortgage Association, Pool #MA5529	4.50	10/20/48	9
61	Government National Mortgage Association, Pool #MA4384	4.50	4/20/47	66
12	Government National Mortgage Association, Pool #MA4129	4.50	12/20/46	13
10	Government National Mortgage Association, Pool #BB7097	4.50	8/15/47	11
289	Government National Mortgage Association, Pool #4801	4.50	9/20/40	315
26	Government National Mortgage Association, Pool #MA3805	4.50	7/20/46	28
17	Government National Mortgage Association, Pool #MA5933	5.00	5/20/49	18
29	Government National Mortgage Association, Pool #MA4007	5.00	10/20/46	32
6	Government National Mortgage Association, Pool #MA5988	5.00	6/20/49	7
8	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	9
15	Government National Mortgage Association, Pool #MA5530	5.00	10/20/48	16
15	Government National Mortgage Association, Pool #MA5819	5.00	3/20/49	16
47	Government National Mortgage Association, Pool #MA2076	5.00	7/20/44	53
16	Government National Mortgage Association, Pool #675179	5.00	3/15/38	19
6	Government National Mortgage Association, Pool #MA5653	5.00	12/20/48	6
16	Government National Mortgage Association, Pool #MA5400	5.00	8/20/48	17
60	Government National Mortgage Association, Pool #694531	5.00	11/15/38	68
49	Government National Mortgage Association, Pool #604285	5.00	5/15/33	55
37	Government National Mortgage Association, Pool #712690	5.00	4/15/39	43
14	Government National Mortgage Association, Pool #MA5765	5.00	2/20/49	16
215	Government National Mortgage Association, Pool #4559	5.00	10/20/39	243
28	Government National Mortgage Association, Pool #MA5597	5.00	11/20/48	30
102	Government National Mortgage Association, Pool #782523	5.00	11/15/35	116
12	Government National Mortgage Association, Pool #782468	5.00	11/15/38	13
42	Government National Mortgage Association, Pool #MA5080	5.00	3/20/48	44
6	Government National Mortgage Association, Pool #MA5712	5.00	1/20/49	7

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$43	Government National Mortgage Association, Pool #510835	5.50	2/15/35	$48
7	Government National Mortgage Association, Pool #658181	5.50	11/15/36	7
10	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	12
57	Government National Mortgage Association, Pool #783284	5.50	6/20/40	63
36	Government National Mortgage Association, Pool #781959	6.00	7/15/35	39
35	Government National Mortgage Association, Pool #4222	6.00	8/20/38	41
38	Government National Mortgage Association, Pool #4245	6.00	9/20/38	45
8	Government National Mortgage Association, Pool #699237	6.50	9/15/38	9
500	Government National Mortgage Association, 30 YR TBA	2.00	2/20/51	504
5,650	Government National Mortgage Association, 30 YR TBA	2.00	1/20/52	5,700
200	Government National Mortgage Association, 30 YR TBA	2.50	2/20/51	205
4,050	Government National Mortgage Association, 30 YR TBA	2.50	7/20/51	4,151
300	Government National Mortgage Association, 30 YR TBA	3.00	1/20/51	311
25	Government National Mortgage Association, 30 YR TBA	3.00	2/20/50	26
	Total U.S. Government Agency Mortgages			185,217

Shares
	Investment Company — 26.92%
62,336,327	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01(b)		62,336
	Total Investment Company			62,336

	Total Investments Before TBA Sale Commitments (cost $261,615) — 113.64%			263,171

Principal Amount (000)
	TBA Sale Commitments (c) — (0.26)%
$(50)	Fannie Mae, 30 YR TBA	4.50	1/25/51	(54)
(100)	Government National Mortgage Association, 30 YR TBA	4.50	1/20/51	(106)
(225)	Government National Mortgage Association, 30 YR TBA	5.00	1/20/51	(238)
(100)	Government National Mortgage Association, 30 YR TBA	3.50	2/20/51	(104)
(100)	Government National Mortgage Association, 30 YR TBA	4.00	2/20/51	(105)
	Total TBA Sale Commitments			(607)
	Liabilities in excess of other assets — (13.38)%			(30,992)
	Net Assets — 100.00%			$231,572

(a)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on December 31, 2021.

(b)	Annualized 7-day yield as of period-end.

(c)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements.)

TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2021 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2021.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
Asset Backed Securities	0.52%	—	0.52%
Collateralized Mortgage Obligations	6.23%	—	6.23%
U.S. Government Agency Mortgages	79.97%	—	79.97%
Investment Company	13.43%	13.49%	26.92%
TBA Sale Commitments	-0.26%	—	-0.26%
Other Assets (Liabilities)	-13.18%	-0.20%	-13.38%
Total Net Assets	86.71%	13.29%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.30%
	Alabama — 2.08%
$2,025	County of Baldwin Alabama, GO, Callable 11/1/24 @ 100.00	5.00	5/1/25	$2,284
710	University of Alabama Revenue, Series A, Callable 7/1/22 @ 100.00	5.00	7/1/23	727
				3,011
	Arizona — 4.96%
805	County of Pima Arizona Sewer System Revenue	5.00	7/1/23	862
1,645	Maricopa County High School District No. 214 Tolleson Union High School, GO	5.00	7/1/24	1,830
2,475	Maricopa County Industrial Development Authority Revenue, Series D	5.00(a)	1/1/46	2,940
1,350	Maricopa County Unified School District No. 41 Gilbert, GO, Series C	5.00	7/1/25	1,562
				7,194
	Arkansas — 1.71%
2,295	Rogers School District No. 30, GO, Callable 8/1/24 @ 100.00 (State Aid Withholding)	4.00	2/1/26	2,483

	California — 1.70%
2,270	State of California, GO	5.00	11/1/23	2,465

	Connecticut — 0.84%
1,200	State of Connecticut, GO, Series A	5.00	4/15/22	1,216

	Delaware — 1.03%
1,500	County of New Castle, GO	0.56	7/15/24	1,487

	District of Columbia — 1.53%
2,000	District of Columbia, GO, Series D	5.00	6/1/24	2,225

	Florida — 6.38%
425	JEA Florida Electric System Revenue, Series D	5.00	10/1/22	440
2,500	Orlando Utilities Commission Revenue	5.00	10/1/27	3,096
950	State of Florida Department of Education Revenue, Series A	5.00	7/1/22	972
1,645	State of Florida Department of Management Services Refunding Certificates of Participation, Series A	5.00	11/1/23	1,786
2,420	State of Florida, GO, Series B, Callable 6/1/27 @ 100.00	5.00	6/1/28	2,957
				9,251
	Georgia — 1.74%
2,000	State of Georgia, GO, Series A	5.00	8/1/28	2,527

	Hawaii — 1.52%
1,970	City & County Honolulu Hawaii Wastewater System Revenue	4.00	7/1/25	2,204

	Indiana — 1.39%
1,930	Indiana Municipal Power Agency Revenue, Series A	5.00	1/1/23	2,021

	Iowa — 3.01%
1,440	Ankeny Community School District, GO	5.00	6/1/23	1,534
2,105	City of Dubuque, GO	2.00	6/1/24	2,185
550	Linn-Mar Community School District, GO, Callable 5/1/26 @ 100.00 (BAM)	5.00	5/1/27	652
				4,371

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Kansas — 1.31%
$1,790	Kansas Development Finance Authority Revenue	5.00	5/1/23	1,901

	Kentucky — 1.66%
1,610	Louisville/Jefferson County Metropolitan Government, GO, Series A	5.00	8/1/22	1,655
685	University of Kentucky, GO, Series A, Callable 4/1/24 @ 100.00 (State Intercept)	5.00	4/1/25	754
				2,409
	Maryland — 2.66%
2,250	State of Maryland, GO	5.00	8/1/28	2,844
1,000	University System of Maryland, GO, Series A	5.00	4/1/22	1,012
				3,856
	Michigan — 3.29%
2,235	Michigan State Housing Development Authority Revenue, Series A1, Callable 2/8/22 @ 100.00	0.65	10/1/24	2,232
2,105	Wayne State University Revenue	5.00	11/15/26	2,539
				4,771
	Minnesota — 3.50%
2,000	Minneapolis Special School, GO (SD CRED PROG)	5.00	2/1/24	2,193
2,765	White Bear Lake Independent School, GO, Series A (SD CRED PROG)	4.00	2/1/23	2,880
				5,073
	Missouri — 1.31%
1,885	Saint Charles County Francis Howell School District, GO (State Aid Withholding)	4.00	3/1/22	1,896

	New Jersey — 2.07%
2,815	New Jersey Infrastructure Bank, Series A	3.00	9/1/24	3,004

	New Mexico — 2.75%
1,400	Carlsbad Municipal School District, GO (State Aid Withholding)	5.00	8/1/22	1,439
2,500	New Mexico Finance Authority Revenue, Series B	5.00	6/1/22	2,549
				3,988
	New York — 7.14%
2,165	City of New York, GO, Series A1	5.00	8/1/23	2,324
2,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00	11/1/23	2,173
405	New York State Dormitory Authority Revenue, Series A	5.00	2/15/24	445
3,970	New York State Dormitory Authority Revenue	1.06	3/15/25	3,933
440	New York State Dormitory Authority Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	2/15/23	463
960	New York State Dormitory Authority Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	2/15/23	1,011
				10,349
	North Carolina — 3.27%
2,600	County of Durham North Carolina, GO	3.00	6/1/23	2,703
1,625	County of Johnston Revenue, Series A	5.00	4/1/22	1,644
375	State of North Carolina Revenue	5.00	3/1/23	396
				4,743
	North Dakota — 1.02%
1,365	City of Bismarck, GO	4.00	5/1/24	1,479

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Ohio — 5.07%
$2,020	Ohio University Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	12/1/32	$2,108
2,955	State of Ohio, GO, Series B	5.00	8/1/23	3,175
2,000	University of Cincinnati Revenue	2.26	6/1/26	2,072
				7,355
	Oregon — 3.72%
1,320	City of Salem Oregon, GO	5.00	6/1/24	1,467
4,000	Multnomah County School District, GO (State Intercept)	1.25	6/30/27	3,929
				5,396
	Pennsylvania — 3.84%
2,910	Central Bucks School District, GO (State Aid Withholding)	5.00	5/15/23	3,091
2,010	Millcreek Township School District, GO (BAM)	5.00	9/15/27	2,482
				5,573
	South Carolina — 1.14%
1,635	Aiken County Consolidated School District South Carolina, GO, Series B (SCSDE)	5.00	4/1/22	1,654

	Tennessee — 0.85%
1,225	City of Murfreesboro Tennessee, GO, Series C	3.00	2/1/22	1,228

	Texas — 15.85%
1,730	Alief Independent School District, GO (PSF-GTD)	5.00	2/15/23	1,823
1,255	City of Arlington Texas, GO, Series A	5.00	8/15/22	1,292
1,565	City of Bryan Texas, GO	5.00	8/15/22	1,611
1,550	City of Garland Texas Electric Utility System Revenue	5.00	3/1/24	1,703
2,250	City of Grand Prairie Texas, GO	5.00	2/15/22	2,262
2,065	City of Irving Texas, GO	5.00	9/15/24	2,324
1,325	City of Midland Texas, GO	5.00	3/1/22	1,334
1,015	Conroe Independent School District, GO (PSF-GTD)	5.00	2/15/25	1,158
685	Cypress-Fairbanks Independent School District, GO, Series C (PSF-GTD)	5.00	2/15/22	689
660	Dallas Area Rapid Transit Revenue, Series A	5.00	12/1/24	747
430	Harris County Toll Road Authority Revenue, Series B	5.00	8/15/22	443
690	Katy Independent School District, GO, Series B (PSF-GTD)	5.00	2/15/22	694
625	North East Independent School District Texas, GO (PSF-GTD)	5.00	8/1/22	642
3,685	Pearland Independent School District, GO (PSF-GTD)	5.00	2/15/23	3,883
1,000	Plano Independent School, GO (PSF-GTD)	5.00	2/15/23	1,053
1,150	Round Rock Independent School District, GO (PSF-GTD)	5.00	8/1/25	1,337
				22,995

	Virginia — 0.03%
40	Virginia Housing Development Authority Revenue, Series A Continuously Callable @ 100.00	2.05	3/1/22	40

	Washington — 4.81%
1,735	City of Seattle Washington Municipal Light & Power Revenue, Series A	5.00	1/1/24	1,897
1,500	City of Seattle Washington, GO	5.00	8/1/22	1,542
1,260	County of King Washington, GO, Series B	5.00	7/1/25	1,461
1,085	King County Washington School District No. 405, GO, Series B (SCH BD GTY)	5.00	12/1/24	1,231

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Washington (continued)
$820	State of Washington Revenue, Series F	5.00	9/1/22	$846
				6,977
	West Virginia — 1.53%
2,130	Jefferson County Board of Education, GO	2.00	6/1/24	2,213

	Wisconsin — 3.59%
3,205	State of Wisconsin Environmental Improvement Fund Revenue, Series A	5.00	6/1/24	3,561
1,000	Stevens Point Area Public School District Wisconsin, GO	5.00	4/1/24	1,105
525	Wisconsin Energy Power Supply Revenue, Series A	5.00	7/1/22	537
				5,203
	Total Municipal Bonds			142,558

Shares
	Investment Company — 0.58%
844,678	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01(b)		845
	Total Investment Company			845

	Total Investments (cost $142,422) — 98.88%			143,403
	Other assets in excess of liabilities — 1.12%			1,619
	Net Assets — 100.00%			$145,022

(a)	Interest rate is determined by the Remarketing Agent. The rate disclosed is the rate in effect on December 31, 2021.

(b)	Annualized 7-day yield as of period-end.

As of December 31, 2021, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.

BAM—Build America Mutual

GO—General Obligation

PSF-GTD—Public School Fund Guaranteed

SCH BD GTY—School Board Guaranty

SCSDE—Insured by South Carolina School Discount Enhancement

SD CRED PROG—School District Credit Program

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.92%
	Alabama — 2.44%
$1,675	Auburn University Revenue, Series A	5.00	6/1/26	$2,000
1,400	Birmingham Alabama Water Works Board Water Revenue, Series B	5.00	1/1/24	1,531
2,895	Black Belt Energy Gas District Revenue, Callable 9/1/31 @ 100.53	4.00(a)	6/1/51	3,528
1,000	Lower Alabama Gas District Revenue (Goldman Sachs)	4.00(a)	12/1/50	1,115
1,000	Troy University Revenue, Series A (BAM)	5.00	11/1/26	1,206
				9,380
	Arizona — 1.85%
1,685	City of Phoenix Civic Improvement Corp. Revenue, Callable 7/1/30 @ 100.00	5.00	7/1/32	2,211
1,000	Maricopa County High School District No. 210-Phoenix, GO	5.00	7/1/25	1,157
1,215	Northern Arizona University Revenue, Series B (BAM)	5.00	6/1/26	1,446
1,000	Salt Verde Arizona Financial Corp. Senior Gas Revenue (Citigroup, Inc.)	5.25	12/1/24	1,110
1,015	State of Arizona, Series A	5.00	10/1/25	1,183
				7,107
	Arkansas — 0.33%
1,200	Arkansas State Development Finance Authority Hospital Revenue, Series B	5.00	2/1/23	1,261

	California — 3.09%
290	California State Department of Water Resources Revenue, Central Valley Project, Callable 2/8/22 @ 100.00	5.25	7/1/22	291
3,000	California State, GO, Callable 11/1/30 @ 100.00	5.00	11/1/31	3,987
1,250	California State, GO	5.00	8/1/24	1,397
2,460	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1	5.00	6/1/26	2,933
1,000	Los Angeles California Department of Airports Revenue	5.00	5/15/23	1,061
1,750	State of California, GO, Callable 4/1/29 @ 100.00	5.00	4/1/30	2,223
				11,892
	Colorado — 4.19%
1,225	Board of Governors of Colorado State University System Revenue, Series E-2 (State Intercept)	5.00	3/1/25	1,395
3,550	Colorado Health Facilities Authority Revenue, Series A	5.00	1/1/25	4,024
3,600	Denver City & County Colorado Airport System Revenue, Series A	5.00	12/1/25	4,190
1,750	Denver City & County Colorado Airport System Revenue, Series A	5.00	11/15/23	1,903
2,970	Denver City & County School District No. 1, GO, Series A (State Aid Withholding)	5.50	12/1/25	3,543
1,000	State of Colorado, Certificate of Participation	5.00	3/15/23	1,056
				16,111
	Connecticut — 1.18%
1,085	Connecticut State Health & Educational Facilities Authority Revenue, Series B	5.00	12/1/26	1,295
3,000	State of Connecticut, GO, Series A, Callable 10/15/23 @ 100.00	5.00	10/15/25	3,248
				4,543
	District of Columbia — 1.84%
3,260	District of Columbia University Revenue, Callable 9/1/29 @ 100.00	5.00	3/1/31	4,186
1,500	District of Columbia University Revenue	5.00	4/1/25	1,713
1,000	District of Columbia, GO, Callable 12/1/26 @ 100.00	5.00	6/1/33	1,200
				7,099
	Florida — 3.60%
2,000	Alachua County Health Facilities Authority Revenue	5.00(a)	12/1/37	2,376
1,500	Central Florida Expressway Authority Revenue (AGM)	5.00	7/1/30	1,969
955	County of Polk Florida Utility System Revenue	5.00	10/1/27	1,172

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Florida (continued)
$1,000	Florida Municipal Power Agency Revenue	5.00	10/1/25	$1,170
1,500	Lee County Florida Solid Waste System Revenue (AMT)	5.00	10/1/25	1,727
1,615	Lee County Florida Solid Waste System Revenue	5.00	10/1/22	1,668
3,250	Orange County Florida Tourist Development Tax Revenue, Series B	5.00	10/1/25	3,790
				13,872
	Georgia — 3.11%
1,000	Atlanta Georgia Development Authority Revenue, Series A-1	5.00	7/1/23	1,068
1,000	Fayette County Hospital Authority Revenue, Callable 1/1/24 @ 100.00	5.00(a)	7/1/54	1,101
1,250	Fulton County Georgia Development Authority Revenue, Series A	5.00	7/1/23	1,339
1,600	Fulton County Georgia Development Authority Revenue, Series A	5.00	7/1/24	1,785
5,000	Main Street Natural Gas, Inc. Revenue	4.00(a)	3/1/50	5,663
1,000	Savannah Economic Development Authority Revenue	1.90	8/1/24	1,026
				11,982
	Illinois — 7.62%
80	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT Continuously Callable @ 100.00	7.46	2/15/26	76
1,000	Chicago Park District, GO, Series B, Callable 1/1/24 @ 100.00	5.00	1/1/26	1,087
1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/24 @ 100.00	5.00	11/1/25	1,129
1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/22 @ 100.00	5.00	11/1/24	1,039
1,000	City of Chicago Illinois Waterworks Revenue	5.00	11/1/24	1,130
275	Illinois State Finance Authority Revenue	5.00	5/1/22	279
1,375	Illinois State Finance Authority Revenue, Series B-2, Callable 5/15/26 @ 100.00	5.00(a)	5/15/50	1,625
4,600	Illinois State Sales Tax Revenue, Series A (BAM)	5.00	6/15/25	5,292
1,635	Illinois State Toll Highway Authority Revenue	5.00	1/1/25	1,857
3,035	Metropolitan Water Reclamation District of Greater Chicago, GO, Series A, Callable 12/1/26 @ 100.00	5.00	12/1/27	3,649
1,725	Metropolitan Water Reclamation District of Greater Chicago, GO, Series B	5.00	12/1/24	1,958
1,420	Metropolitan Water Reclamation District of Greater Chicago, GO, Series D	5.00	12/1/30	1,875
2,000	Regional Transportation Authority Revenue (AGC)	6.00	6/1/25	2,300
2,000	Sales Tax Securitization Corp. Revenue, Series A	5.00	1/1/29	2,520
2,995	University of Illinois, Certificate of Participation, Series B, Callable 10/1/26 @ 100.00	5.00	10/1/27	3,514
				29,330
	Indiana — 2.70%
2,500	City of Whiting Indiana Revenue (BP Plc)	5.00(a)	12/1/44	2,970
1,150	Indiana Finance Authority Revenue, Series A	5.00	11/1/23	1,251
1,000	Indiana Finance Authority Revenue, Series A	5.00	11/1/24	1,132
1,500	Indiana Finance Authority Revenue, Series A	3.13	12/1/24	1,608
2,250	Indiana Finance Authority Revenue, Series B, Callable 1/1/25 @ 100.00	2.25(a)	12/1/58	2,365
1,000	Indiana State Finance Authority Revenue, Stadium Project, Series A	5.00	2/1/23	1,051
				10,377
	Iowa — 0.15%
450	Iowa Tobacco Settlement Authority Revenue, Series A2, Callable 6/1/31 @ 100.00	5.00	6/1/32	592

	Kentucky — 2.48%
1,300	City of Owensboro Kentucky Electric Light & Power System Revenue	4.00	1/1/23	1,351

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Kentucky (continued)
$3,160	Kentucky Public Energy Authority Revenue, Series A	4.00	4/1/23	$3,309
1,000	Kentucky Public Energy Authority Revenue, Series A, Callable 1/2/24 @ 100.40	4.00	4/1/24	1,077
3,500	Kentucky Public Energy Authority Revenue, Series B	4.00(a)	1/1/49	3,817
				9,554
	Louisiana — 1.36%
1,415	Jefferson Sales Tax District, Series A (AGM)	5.00	12/1/25	1,661
2,500	Louisiana Offshore Terminal Authority Revenue	1.65(a)	9/1/33	2,544
1,000	Parish of St. John the Baptist Louisiana Revenue	2.10(a)	6/1/37	1,027
				5,232
	Maine — 0.31%
1,025	Finance Authority of Maine Revenue (AGC)	5.00	12/1/26	1,200

	Maryland — 3.92%
2,905	County of Montgomery Maryland, GO, Series A, Callable 8/1/30 @ 100.00	4.00	8/1/31	3,571
4,040	Maryland State Stadium Authority Revenue	5.00	5/1/24	4,470
2,090	Maryland State Transportation Authority Revenue (AMT)	5.00	6/1/28	2,562
2,500	State of Maryland Department of Transportation Revenue, Callable 10/1/30 @ 100.00	5.00	10/1/32	3,312
1,000	State of Maryland Department of Transportation Revenue, Callable 10/1/27 @ 100.00	4.00	10/1/32	1,172
				15,087
	Massachusetts — 2.22%
3,000	Commonwealth of Massachusetts, GO, Series A (AMBAC)	5.50	8/1/30	4,004
1,400	Massachusetts Educational Financing Authority Revenue, Series B	5.00	7/1/29	1,703
1,615	Massachusetts State Educational Financing Authority Revenue, Series A (AMT)	5.00	7/1/23	1,714
1,000	Massachusetts State Educational Financing Authority Revenue (AMT)	5.00	1/1/25	1,116
				8,537
	Michigan — 4.20%
1,810	Great Lakes Michigan Water Authority Sewage Disposal System Revenue, Series B	5.00	7/1/24	2,015
1,000	Michigan Finance Authority Revenue, Callable 6/1/25 @ 100.00	5.50	12/1/29	1,160
1,100	Michigan Finance Authority Revenue	5.00	10/1/29	1,421
1,280	Michigan Finance Authority Revenue, Series B	5.00	10/1/30	1,692
2,190	Michigan Finance Authority Revenue, Series B, Callable 10/1/30 @ 100.00	5.00	10/1/31	2,881
1,450	Michigan State Building Authority Revenue	5.00	4/15/25	1,660
1,605	Michigan Strategic Fund Revenue	5.00	6/30/25	1,836
2,960	Utica Community Schools, GO (Q-SBLF)	5.00	5/1/26	3,516
				16,181
	Minnesota — 0.30%
1,000	Minneapolis-St. Paul Metropolitan Airports Commission Revenue, Series C	5.00	1/1/26	1,172

	Missouri — 1.86%
2,400	Health & Educational Facilities Authority of the State of Missouri Revenue	5.00	6/1/25	2,767
1,000	Missouri State Health & Educational Facilities Authority Revenue	5.00	11/15/23	1,089
2,505	The Curators of The University of Missouri Revenue	5.00	11/1/30	3,314
				7,170
	Nebraska — 0.64%
1,000	City of Omaha Nebraska Sewer Revenue, Series A, Callable 4/1/30 @ 100.00	4.00	4/1/31	1,229

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Nebraska (continued)
$1,000	City of Omaha Nebraska Sewer Revenue, Series A, Callable 4/1/30 @ 100.00	4.00	4/1/32	$1,223
				2,452
	Nevada — 2.11%
1,000	Clark County Nevada School District, GO, Series A	5.00	6/15/26	1,189
1,000	Clark County Nevada School District, GO, Series A	5.00	6/15/23	1,067
3,500	Las Vegas Valley Water District, GO	5.00	6/1/31	4,729
1,000	State of Nevada Highway Improvement Revenue	5.00	12/1/24	1,135
				8,120
	New Jersey — 2.08%
430	New Jersey Economic Development Authority Revenue, Callable 11/1/29 @ 100.00	5.00	11/1/30	538
1,660	New Jersey Housing & Mortgage Finance Agency Revenue, Series D	4.00	4/1/22	1,675
1,210	New Jersey State Economic Development Authority Revenue, School Facilities Construction	5.00	6/15/28	1,496
2,000	New Jersey State Higher Education Student Assistance Authority Revenue, Series B (AMT)	5.00	12/1/22	2,082
1,000	State of New Jersey, GO, Series A	4.00	6/1/30	1,215
970	Tobacco Settlement Financing Corp. New Jersey Revenue, Series B	3.20	6/1/27	994
				8,000
	New Mexico — 0.78%
2,590	New Mexico Educational Assistance Foundation Revenue, Series 1A	5.00	9/1/25	2,985

	New York — 6.93%
4,000	City of New York, GO, Series A-1	5.00	8/1/27	4,890
2,890	City of New York, GO, Series A-1, Callable 10/1/30 @ 100.00	5.00	4/1/32	3,763
3,000	New York City Housing Development Corp. Revenue, Series B-2, Callable 7/1/23 @ 100.00	5.00	7/1/26	3,204
1,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-1, Callable 8/1/24 @ 100.00	5.00	8/1/29	1,115
2,000	New York City Water & Sewer System Revenue, Callable 12/15/30 @ 100.00	5.00	6/15/31	2,657
2,410	New York City Water & Sewer System Revenue, Callable 12/15/25 @ 100.00	5.00	6/15/27	2,819
1,500	New York State Dormitory Authority Revenue, Series D	5.00	2/15/25	1,714
1,250	New York State Thruway Authority Revenue, Series A, Callable 3/15/31 @ 100.00	5.00	3/15/33	1,650
4,500	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th (AMT)	5.00	9/1/23	4,841
				26,653
	North Carolina — 2.11%
1,000	City of Charlotte North Carolina Airport Revenue, Series C	5.00	7/1/24	1,114
1,000	County of Wake North Carolina Revenue	5.00	9/1/28	1,268
3,000	County of Wake North Carolina, GO	5.00	9/1/24	3,362
1,000	North Carolina State Turnpike Authority Revenue (AGC)	5.00	1/1/24	1,090
1,000	The Charlotte-Mecklenburg Hospital Authority Revenue	5.00(a)	1/15/50	1,267
				8,101
	Ohio — 3.35%
1,500	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	1,635
1,750	American Municipal Power, Inc. Revenue, Series A	5.00	2/15/24	1,923
3,000	Buckeye Tobacco Settlement Financing Authority Revenue, Series A-2, Callable 6/1/30 @ 100.00	5.00	6/1/32	3,774
800	County of Montgomery Revenue, Callable 8/1/31 @ 100.00	5.00	8/1/33	1,058
465	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System Continuously Callable @ 100.00 (MBIA)	5.50	10/15/25	509
1,850	University of Cincinnati Revenue	5.00	6/1/27	2,262

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Ohio (continued)
$775	University of Cincinnati Revenue	5.00	6/1/26	$922
700	University of Cincinnati Revenue	5.00	6/1/25	806
				12,889
	Oklahoma — 1.11%
1,000	Oklahoma Development Finance Authority Revenue, Callable 6/30/22 @ 100.00	1.63	7/6/23	1,005
530	Oklahoma Municipal Power Authority Revenue, Series A, Callable 1/1/31 @ 100.00 (AGM)	4.00	1/1/32	647
2,000	Oklahoma Turnpike Authority Revenue	5.00	1/1/30	2,613
				4,265
	Oregon — 1.23%
1,305	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis, GO, Series A (SCH BD GTY)	5.00(a)	6/15/25	1,507
2,500	Multnomah County School District No. 1 Portland, GO (SCH BD GTY)	5.00	6/15/29	3,226
				4,733
	Pennsylvania — 7.97%
3,500	City of Philadelphia PA Water & Wastewater Revenue, Callable 10/1/30 @ 100.00	5.00	10/1/32	4,558
3,535	City of Philadelphia PA, GO, Series A	5.00	5/1/30	4,583
1,000	City of Philadelphia Pennsylvania Water & Wastewater Revenue, Series B	5.00	11/1/27	1,231
1,250	Commonwealth Financing Authority Revenue, Tobacco Master Settlement	5.00	6/1/23	1,332
4,000	Delaware Valley Regional Finance Authority Revenue, Series B, Callable 1/24/22 @ 100.00 (CNTY-GTD)	0.52 (MUNIPSA + 42 bps)(b)	9/1/48	4,004
850	Easton Area School District, GO, Series A (State Aid Withholding)	4.00	4/1/25	947
1,860	Luzerne County Industrial Development Authority Revenue, Callable 12/3/29 @ 100.00	2.45(a)	12/1/39	2,017
2,500	Pennsylvania Economic Development Financing Authority Revenue (AMT)	2.15(a)	7/1/41	2,609
2,500	Pennsylvania State Turnpike Commission Revenue	5.00	6/1/24	2,772
625	Pennsylvania Turnpike Commission Revenue	5.00	12/1/28	781
3,225	School District of Philadelphia, GO	5.00	9/1/28	4,049
1,700	Southeastern Pennsylvania Transportation Authority Revenue	5.00	3/1/23	1,794
				30,677
	Rhode Island — 1.02%
2,000	Rhode Island Health & Educational Building Corp. Revenue	5.00	5/15/23	2,116
1,000	Rhode Island State Student Loan Authority Revenue, Series A (AMT)	5.00	12/1/22	1,038
625	Rhode Island State Student Loan Authority Revenue	5.00	12/1/29	785
				3,939
	South Carolina — 1.71%
3,680	County of Charleston South Carolina, GO, Series A (State Aid Withholding)	5.00	11/1/26	4,454
1,000	Piedmont Municipal Power Agency Revenue, Series B	5.00	1/1/29	1,258
680	South Carolina Public Service Authority Revenue	5.00	12/1/27	850
				6,562
	Tennessee — 0.77%
1,500	Tennessee Energy Acquisition Corp. Revenue, Callable 8/1/25 @ 100.22	4.00(a)	11/1/49	1,657
1,250	Tennessee State Energy Acquisition Corp. Gas Revenue, Series E, Callable 2/1/23 @ 100.43	4.00(a)	5/1/48	1,302
				2,959
	Texas — 12.59%
2,000	Aldine Texas Independent School District, GO (PSF-GTD)	5.00	2/15/25	2,277
1,025	Arlington Higher Education Finance Corp. Revenue (PSF-GTD)	5.00	8/15/27	1,257

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$1,230	Arlington Higher Education Finance Corp. Revenue (PSF-GTD)	5.00	8/15/28	$1,543
1,000	Austin Texas Community College District, GO	5.00	8/1/23	1,075
2,450	City of Dallas Texas, GO, Callable 2/15/25 @ 100.00	5.00	2/15/27	2,778
2,500	City of Houston Texas Airport System Revenue, Series C (AMT)	5.00	7/1/25	2,869
1,300	City of San Antonio Texas Electric & Gas Systems Revenue	4.00	2/1/33	1,650
2,200	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00	8/15/25	2,553
1,205	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00	8/15/24	1,349
2,500	Dallas Independent School District, GO, Series A, Callable 2/15/25 @ 100.00 (PSF-GTD)	5.00	2/15/27	2,837
2,300	Dallas Love Field Revenue (AMT)	5.00	11/1/25	2,656
65	El Paso Texas Water & Sewer Revenue	5.00	3/1/22	66
2,100	Harris County Cultural Education Facilities Finance Corp. Baylor College of Medicine Revenue	5.00	11/15/27	2,501
2,095	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00	11/15/23	2,250
1,650	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00	11/15/25	1,926
1,220	Love Field Texas Airport Modernization Corp. General Airport Revenue, Callable 11/1/22 @ 100.00	5.00	11/1/28	1,257
1,000	Love Field Texas Airport Modernization Corp. General Airport Revenue (AMT)	5.00	11/1/22	1,037
1,000	Lower Colorado River Texas Authority Revenue	5.00	5/15/26	1,190
825	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/23	879
1,000	North Texas Tollway Authority Revenue, Series A	5.00	1/1/24	1,096
1,000	San Antonio Texas Airport System Revenue	5.00	7/1/26	1,176
1,750	San Antonio Texas Airport System Revenue	5.00	7/1/25	1,999
3,585	Texas Water Development Board Revenue, Callable 8/1/31 @ 100.00	5.00	8/1/33	4,818
2,230	University of Houston Revenue, Series C, Callable 2/15/26 @ 100.00	5.00	2/15/28	2,620
1,300	West Harris County Regional Water Authority Revenue	5.00	12/15/27	1,619
1,000	West Travis County Public Utility Agency Revenue (BAM)	5.00	8/15/26	1,186
				48,464
	Utah — 0.34%
1,090	Utah Transit Authority Revenue	5.00	12/15/26	1,318

	Virginia — 2.16%
1,500	City of Richmond VA Public Utility Revenue, Callable 1/15/26 @ 100.00	5.00	1/15/29	1,752
1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00	5/15/24	1,110
850	Hampton Roads Transportation Accountability Commission Revenue, Callable 7/1/30 @ 100.00	5.00	7/1/31	1,116
2,000	King George County Economic Development Authority Revenue	2.50(a)	6/1/23	2,062
1,000	Roanoke Economic Development Authority Revenue	5.00	7/1/25	1,150
1,000	Virginia Public Building Authority Revenue, Series B (AMT)	5.00	8/1/24	1,117
				8,307
	Washington — 1.97%
90	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B (AMT)	5.00	1/1/22	90
1,500	Port of Seattle Washington Revenue (AMT)	5.00	4/1/26	1,760
1,600	Washington Health Care Facilities Authority Revenue, Series B1, Callable 2/1/24 @ 100.00	5.00(a)	8/1/49	1,767
2,310	Washington Health Care Facilities Authority Revenue	5.00	8/15/23	2,489
1,250	Washington Health Care Facilities Authority Revenue	5.00	10/1/25	1,461
				7,567
	Wisconsin — 1.30%
1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00	3/1/23	1,054

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Wisconsin (continued)
$1,225	University of Wisconsin Hospitals & Clinics Revenue	5.00	4/1/26	$1,452
1,100	Wisconsin Health & Educational Facilities Authority	4.00	11/15/26	1,283
1,155	Wisconsin State Health & Educational Facilities Authority Revenue, Series A	5.00	11/15/22	1,203
				4,992
	Total Municipal Bonds			380,662

Shares
	Investment Company — 0.03%
109,078	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01(c)		109
	Total Investment Company			109

	Total Investments (cost $369,374) — 98.95%			380,771
	Other assets in excess of liabilities — 1.05%			4,053
	Net Assets — 100.00%			$384,824

(a)	Interest rate is determined by the Remarketing Agent. The rate disclosed is the rate in effect on December 31, 2021.

(b)	Variable Rate Security. The rate disclosed is the rate in effect on December 31, 2021.

(c)	Annualized 7-day yield as of period-end.

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corporation

AMBAC—American Municipal Bond Assurance Corporation

AMT—Alternative Minimum Tax

BAM—Build America Mutual

bps—Basis Points

CNTY-GTD—County Guarantee

GO—General Obligation

MBIA—Municipal Bond Insurance Association

MUNIPSA—SIFMA Municipal Swap Index Yield

PSF-GTD—Public School Fund Guaranteed

Q-SBLF—Qualified School Bond Loan Fund

SCH BD GTY—School Board Guaranty

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2021.

The Intermediate Term Municipal Bond Portfolio	Insight North America LLC	HC Capital Solutions	Total
Municipal Bonds	98.92%	—	98.92%
Investment Company	—	0.03%	0.03%
Other Assets (Liabilities)	1.09%	-0.04%	1.05%
Total Net Assets	100.01%	-0.01%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 71.81%
	Alabama — 2.88%
$1,415	Birmingham Alabama Special Care Facilities Financing Authority Health Care Facility, Callable 6/1/25 @ 100.00	5.00	6/1/29	$1,603
260	Pell City Alabama, GO, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	2/1/26	296
740	Pell City Alabama, GO, Series A, Callable 2/1/25 @ 100.00	5.00	2/1/26	840
				2,739
	California — 1.50%
1,440	San Ramon Valley Unified School District, GO	1.44	8/1/27	1,426

	Connecticut — 1.09%
870	State of Connecticut Special Tax Revenue, Callable 5/1/30 @ 100.00	4.00	5/1/36	1,041

	Florida — 6.34%
1,250	Florida State Board of Education Lottery Revenue, Series A	5.00	7/1/26	1,500
1,400	Lee County Florida School Board Certificates of Participation, Series A, Callable 8/1/24 @ 100.00	5.00	8/1/27	1,559
750	Miami-Dade County Florida, GO, Series A, Callable 11/1/24 @ 100.00	5.00	11/1/27	844
585	Orange County Florida School Board, Certificates of Participation, Series A	5.00	8/1/23	629
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 2/8/22 @ 100.00	5.00	10/1/22	1,506
				6,038
	Georgia — 1.48%
1,150	Walton Industrial Building Authority Revenue	4.00	2/1/31	1,413

	Illinois — 6.39%
1,085	City of Highland Park, GO	4.00	12/30/25	1,228
1,095	Highland Park Park District Revenue	5.00	12/15/30	1,428
1,400	Illinois Finance Authority Revenue	5.00	1/1/27	1,695
1,730	Metropolitan Water Reclamation District of Greater Chicago, GO, Series E	1.82	12/1/27	1,734
				6,085
	Iowa — 1.70%
1,410	City of Bettendorf Iowa, GO, Series D	5.00	6/1/25	1,618

	Kansas — 0.40%
350	City of Olathe Kansas, GO, Series 230	5.00	10/1/23	379

	Michigan — 1.00%
890	Michigan State Building Authority Revenue	4.00	10/15/23	949

	Minnesota — 4.76%
1,005	City of Moorhead, GO	5.00	2/1/27	1,215
1,420	Lakeville Independent School District No. 194, GO (SD CRED PROG)	5.00	2/1/27	1,725
1,345	North St Paul-Maplewood-Oakdale Independent School District No. 622, GO, Series A (SD CRED PROG)	4.00	2/1/28	1,587
				4,527
	Nevada — 4.47%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	857
1,105	Las Vegas Valley Nevada Water District, GO, Series B	5.00	12/1/24	1,255
800	Nevada State System of Higher Education Certificates of Participation Revenue, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	886

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Nevada (continued)
$980	State of Nevada, GO, Series A	5.00	5/1/29	$1,254
				4,252
	New Mexico — 1.34%
1,025	Albuquerque Municipal School District No. 12, GO, Callable 8/1/28 @ 100.00 (State Aid Withholding)	5.00	8/1/29	1,271

	New York — 5.17%
570	City of New York, GO	5.00	4/1/31	754
600	Metropolitan Transportation Authority Revenue, Series A-1	5.00	2/1/23	629
1,430	New York City Transitional Finance Authority Building Aid Revenue (State Aid Withholding)	1.35	7/15/27	1,398
625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/26	685
1,080	New York State Urban Development Corp. Revenue, Callable 9/15/31 @ 100.00	5.00	3/15/32	1,459
				4,925
	North Carolina — 2.29%
1,500	North Carolina State Revenue, Series B	5.00	5/1/27	1,837
300	University of North Carolina at Greensboro Revenue	5.00	4/1/25	343
				2,180
	Ohio — 2.80%
700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	763
1,000	Butler County Ohio Hospital Facilities Revenue, Series X	5.00	5/15/29	1,283
500	Ohio State Hospital Facility Revenue, Callable 1/1/28 @ 100.00	5.00	1/1/30	614
				2,660
	Pennsylvania — 1.88%
190	Blairsville-Saltsburg School District, GO (BAM State Aid Withholding)	5.00	3/15/23	201
1,395	Pennsylvania Housing Finance Agency Revenue	5.00	4/1/25	1,589
				1,790
	South Dakota — 2.15%
1,675	South Dakota Board of Regents Revenue, Callable 10/1/27 @ 100.00	5.00	4/1/29	2,042

	Texas — 11.57%
1,550	City of Missouri City Texas, GO, Callable 6/15/26 @ 100.00	5.00	6/15/30	1,851
300	City of Pearland Texas, GO, Callable 3/1/27 @ 100.00	5.00	3/1/29	360
1,500	Harris County Texas Cultural Education Facilities Finance Corp. Medicine Facilities Revenue, Callable 10/1/25 @ 100.00	5.00	10/1/27	1,737
1,545	Harris County Texas Revenue, Series A, Callable 8/15/26 @ 100.00	5.00	8/15/30	1,834
1,460	Humble Independent School District, GO, Series C	5.00	2/15/24	1,604
1,715	North East Independent School District Texas, GO, Series B (PSF-GTD)	5.00	2/1/24	1,884
1,500	Texas State Water Development Board Revenue, Series A, Callable 10/15/25 @ 100.00	5.00	4/15/26	1,753
				11,023
	Washington — 11.26%
1,415	Chelan County Public Utility District No. 1 Revenue, Callable 7/1/30 @ 100.00	5.00	7/1/31	1,865
1,255	County of Snohomish, GO	5.00	12/1/27	1,557
1,050	King County School District No. 405 Bellevue, GO, Callable 12/1/27 @ 100.00 (SCH BD GTY)	5.00	12/1/29	1,296
1,250	King County School District No. 410 Snoqualmie Valley, GO, Callable 6/1/27 @ 100.00 (SCH BD GTY)	5.00	12/1/27	1,532
1,575	King County Washington, GO, Callable 1/1/29 @ 100.00	5.00	1/1/30	2,005

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) — December 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Washington (continued)
$850	Pierce County School District No. 403 Bethel, GO (SCH BD GTY)	4.00	12/1/28	$1,018
1,090	State of Washington, GO, Series A	5.00	8/1/30	1,445
				10,718
	West Virginia — 1.34%
1,000	State of West Virginia, GO, Series A, Callable 6/1/29 @ 100.00	5.00	6/1/33	1,275

	Total Municipal Bonds			68,351

Shares
	Investment Companies — 27.41%
86,205	BlackRock California Municipal Income Trust			1,254
40,704	BlackRock Muni Intermediate Duration Fund, Inc.			617
60,392	BlackRock Municipal 2030 Target Term Trust			1,566
18,780	BlackRock Municipal Income Quality Trust			293
58,076	BlackRock MuniHoldings Investment Quality Fund			863
42,274	BlackRock MuniYield Fund, Inc.			621
122,689	BlackRock MuniYield Quality Fund III, Inc.			1,818
75,929	DWS Municipal Income Trust			897
32,000	Eaton Vance California Municipal Bond Fund			371
90,000	Eaton Vance Municipal Bond Fund			1,222
40,000	Eaton Vance Municipal Income Trust			553
16,805	Invesco Municipal Opportunity Trust			232
45,000	Invesco Quality Municipal Income Trust			612
45,000	Invesco Trust for Investment Grade Municipals			629
121,249	Nuveen AMT-Free Quality Municipal Income Fund			1,892
26,152	Nuveen California AMT-Free Quality Municipal Income Fund			414
65,000	Nuveen California Quality Municipal Income Fund			1,017
93,000	Nuveen Municipal Credit Income Fund			1,590
60,377	Nuveen New York AMT-Free Quality Municipal Income Fund			833
132,044	Nuveen Quality Municipal Income Fund			2,128
67,693	Pioneer Municipal High Income Opportunities Fund, Inc.			1,244
31,466	Pioneer Municipal High Income Opportunities Fund, Inc.			363
4,656,217	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01(a)		4,656
30,601	Western Asset Managed Municipals Fund, Inc.			400
	Total Investment Companies			26,085

	Total Investments (cost $91,371) — 99.22%			94,436
	Other assets in excess of liabilities — 0.78%			740
	Net Assets — 100.00%			$95,176

(a)	Annualized 7-day yield as of period-end.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed
SCH BD GTY—School Board Guaranty
SD CRED PROG—School District Credit Program

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) — December 31, 2021 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2021.

The Intermediate Term Municipal Bond II Portfolio	Breckinridge Capital Advisors, Inc.	City of London Investment Management Company, Limited	HC Capital Solutions	Total
Municipal Bonds	71.81%	—	—	71.81%
Investment Companies	0.41%	22.51%	4.49%	27.41%
Other Assets (Liabilities)	0.67%	0.13%	-0.02%	0.78%
Total Net Assets	72.89%	22.64%	4.47%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities

As of December 31, 2021 (Unaudited)

(Amounts in thousands, except per share amounts)

	The Value Equity Portfolio	The Growth Equity Portfolio	The Institutional U.S. Equity Portfolio	The Small Capitalization– Mid Capitalization Equity Portfolio
ASSETS:
Investments in securities, at value(a)	$745,897	$949,436	$2,512,333	$91,692
Cash	2,137	7,712	37,023	541
Foreign currency, at value (Cost $0, $0, $3 and $0, respectively)	—	—	3	—
Receivable for portfolio shares issued	—	—	273	—
Receivable from investments sold	—	—	1,463	144
Cash held as collateral at broker for derivatives	473	1,496	18,985	379
Dividends and interest receivable	428	598	1,478	51
Foreign tax reclaims receivable	1	130	117	4
Prepaid expenses	21	27	55	9
Total assets	748,957	959,399	2,571,730	92,820
LIABILITIES:
Written options, at fair value (Premiums received $512, $675, $5,578 and $0, respectively)	155	178	1,808	—
Payable for investments purchased	—	—	916	13
Payable for portfolio shares redeemed	—	2	11,655	—
Payable for collateral received on loaned securities	—	432	1,848	178
Variation margin payable on derivatives	5	109	873	12
Advisory fees payable	56	227	368	20
Management fees payable	31	41	104	4
Administrative services fees payable	30	36	91	12
Trustee fees payable	11	14	46	2
Professional fees payable	38	55	166	29
Custodian fees payable	22	28	81	5
Other accrued expenses	29	42	122	6
Total liabilities	377	1,164	18,078	281
NET ASSETS	$748,580	$958,235	$2,553,652	$92,539
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$23	$28	$132	$3
Additional paid-in capital	324,742	261,353	1,546,423	49,862
Total distributable earnings/(loss)	423,815	696,854	1,007,097	42,674
Net Assets	$748,580	$958,235	$2,553,652	$92,539
NET ASSETS:
HC Strategic Shares	$748,580	$958,235	$2,553,652	$92,539
Total	$748,580	$958,235	$2,553,652	$92,539
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	23,301	27,688	131,809	2,682
Total	23,301	27,688	131,809	2,682
Net Asset Value, offering and redemption price per share:(b)
HC Strategic Shares	$32.13	$34.61	$19.37	$34.50

Investments in securities, at cost	$310,783	$283,336	$1,459,775	$51,352

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Includes securities on loan of $0, $407, $1,748 and $174, respectively.

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2021 (Unaudited)

(Amounts in thousands, except per share amounts)

	The ESG Growth Portfolio	The Catholic SRI Growth Portfolio	The International Equity Portfolio	The Institutional International Equity Portfolio
ASSETS:
Investments in securities, at value(a)	$183,056	$32,369	$718,284	$1,152,516
Cash	409	6	5,445	10,666
Foreign currency, at value (Cost $127, $20, $3,627 and $1,450, respectively)	128	20	3,655	1,463
Receivable for portfolio shares issued	2	—	12	979
Cash held as collateral at broker for derivatives	154	—	1,045	7,220
Dividends and interest receivable	94	22	618	1,645
Foreign tax reclaims receivable	217	34	3,704	5,370
Receivable from Adviser	—	5	—	—
Prepaid expenses	5	1	21	26
Total assets	184,065	32,457	732,784	1,179,885
LIABILITIES:
Written options, at fair value (Premiums received $0, $0, $486 and $2,332, respectively)	—	—	170	799
Unrealized depreciation on futures contracts	—	—	—	9
Payable for investments purchased	—	—	—	170
Payable for portfolio shares redeemed	—	67	—	2,653
Payable for collateral received on loaned securities	—	13	—	472
Variation margin payable on derivatives	5	—	8	52
Advisory fees payable	29	—	54	112
Management fees payable	8	1	30	49
Administrative services fees payable	15	8	42	57
Trustee fees payable	2	—	12	21
Professional fees payable	14	9	93	128
Custodian fees payable	6	3	60	98
Other accrued expenses	4	1	33	54
Total liabilities	83	102	502	4,674
NET ASSETS	$183,982	$32,355	$732,282	$1,175,211
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$12	$3	$57	$108
Additional paid-in capital	122,127	20,148	549,414	974,401
Total distributable earnings/(loss)	61,843	12,204	182,811	200,702
Net Assets	$183,982	$32,355	$732,282	$1,175,211
NET ASSETS:
HC Strategic Shares	$183,982	$32,355	$732,282	$1,175,211
Total	$183,982	$32,355	$732,282	$1,175,211
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	12,169	2,735	57,479	108,316
Total	12,169	2,735	57,479	108,316
Net Asset Value, offering and redemption price per share:(b)
HC Strategic Shares	$15.12	$11.83	$12.74	$10.85

Investments in securities, at cost	$120,949	$19,791	$444,214	$889,737

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Includes securities on loan of $0, $27, $0 and $8,625, respectively.

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2021 (Unaudited)

(Amounts in thousands, except per share amounts)

	The Emerging Markets Portfolio	The Core Fixed Income Portfolio	The Corporate Opportunities Portfolio
ASSETS:
Investments in securities, at value(a)	$798,089	$65,229	$297,065
Cash	76,690	487	1,803
Foreign currency, at value (Cost $795, $0 and $0, respectively)	763	—	—
Swap agreements, at value	2,389	—	—
Receivable for portfolio shares issued	947	2	1
Receivable from investments sold	—	727	—
Receivable for closed swap positions	21	—	—
Variation margin receivable on derivatives	—	—	97
Cash held as collateral at broker for derivatives	4,503	—	7,218
Dividends and interest receivable	1,422	383	7
Foreign tax reclaims receivable	37	—	—
TBA sale commitments receivable	—	79	—
Prepaid expenses	23	8	10
Total assets	884,884	66,915	306,201
LIABILITIES:
Written options, at fair value (Premiums received $589, $0 and $0, respectively)	202	—	—
Swap agreements, at value	2,374	—	—
Distributions payable	205	—	—
Payable for investments purchased	—	2,933	—
Payable for portfolio shares redeemed	1,158	1,185	1,297
Payable for collateral received on loaned securities	421	—	1,177
Variation margin payable on derivatives	356	—	328
Accrued foreign capital gains tax	3,907	—	—
TBA sale commitments, at fair value	—	79	—
Advisory fees payable	367	4	15
Management fees payable	37	3	12
Administrative services fees payable	40	10	15
Trustee fees payable	11	1	5
Professional fees payable	56	2	18
Custodian fees payable	254	3	12
Other accrued expenses	27	1	12
Total liabilities	9,415	4,221	2,891
NET ASSETS	$875,469	$62,694	$303,310
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$42	$6	$40
Additional paid-in capital	781,730	60,766	299,473
Total distributable earnings/(loss)	93,697	1,922	3,797
Net Assets	$875,469	$62,694	$303,310
NET ASSETS:
HC Strategic Shares	$875,469	$62,694	$303,310
Total	$875,469	$62,694	$303,310
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	42,144	6,237	40,316
Total	42,144	6,237	40,316
Net Asset Value, offering and redemption price per share:(b)
HC Strategic Shares	$20.79	$10.05	$7.52

Investments in securities, at cost	$612,540	$63,337	$297,094

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Includes securities on loan of $1,922, $0 and $0, respectively.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2021 (Unaudited)

(Amounts in thousands, except per share amounts)

	The U.S. Government Fixed Income Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
ASSETS:
Investments in securities, at value(a)	$268,000	$294,673	$263,171
Cash	612	82	—
Receivable from investments sold	5,010	—	4,453
Dividends and interest receivable	1,140	2,336	383
TBA sale commitments receivable	—	—	610
Prepaid expenses	17	16	15
Total assets	274,779	297,107	268,632
LIABILITIES:
Distributions payable	129	218	138
Payable for investments purchased	5,398	—	36,089
Payable for portfolio shares redeemed	101	116	156
Payable for collateral received on loaned securities	—	6	—
TBA sale commitments, at fair value	—	—	607
Income payable on TBA sale commitments	—	—	2
Advisory fees payable	14	17	10
Management fees payable	11	12	10
Administrative services fees payable	15	18	24
Trustee fees payable	4	5	3
Professional fees payable	15	20	10
Custodian fees payable	8	10	7
Other accrued expenses	11	12	4
Total liabilities	5,706	434	37,060
NET ASSETS	$269,073	$296,673	$231,572
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$27	$30	$25
Additional paid-in capital	260,365	286,503	243,117
Total distributable earnings/(loss)	8,681	10,140	(11,570)
Net Assets	$269,073	$296,673	$231,572
NET ASSETS:
HC Strategic Shares	$269,073	$296,673	$231,572
Total	$269,073	$296,673	$231,572
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	27,286	29,272	24,599
Total	27,286	29,272	24,599
Net Asset Value, offering and redemption price per share:(b)
HC Strategic Shares	$9.86	$10.14	$9.41

Investments in securities, at cost	$258,745	$285,414	$261,615

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Includes securities on loan of $0, $5 and $0, respectively.

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (concluded)

As of December 31, 2021 (Unaudited)

(Amounts in thousands, except per share amounts)

	The Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
ASSETS:
Investments in securities, at value	$143,403	$380,771	$94,436
Cash	—	2,241	128
Dividends and interest receivable	1,666	3,821	661
Prepaid expenses	13	15	7
Total assets	145,082	386,848	95,232
LIABILITIES:
Distributions payable	7	32	6
Payable for investments purchased	—	1,651	—
Payable for portfolio shares redeemed	9	100	15
Advisory fees payable	15	163	12
Management fees payable	6	16	4
Administrative services fees payable	8	18	7
Trustee fees payable	2	5	1
Professional fees payable	5	17	4
Custodian fees payable	3	9	3
Other accrued expenses	5	13	4
Total liabilities	60	2,024	56
NET ASSETS	$145,022	$384,824	$95,176
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$14	$37	$9
Additional paid-in capital	144,019	374,259	91,975
Total distributable earnings/(loss)	989	10,528	3,192
Net Assets	$145,022	$384,824	$95,176
NET ASSETS:
HC Strategic Shares	$145,022	$384,824	$95,176
Total	$145,022	$384,824	$95,176
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	14,582	37,248	9,102
Total	14,582	37,248	9,102
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$9.95	$10.33	$10.46

Investments in securities, at cost	$142,422	$369,374	$91,371

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations

For the Six Months Ended December 31, 2021 (Unaudited)

(Amounts in thousands)

	The Value Equity Portfolio	The Growth Equity Portfolio	The Institutional U.S. Equity Portfolio	The Small Capitalization– Mid Capitalization Equity Portfolio
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $0, $9, $176 and $2, respectively)	$4,970	$5,601	$12,312	$454
Non-cash dividends	—	—	778	—
Income from securities lending	5	4	12	5
Total Investment Income	4,975	5,605	13,102	459
EXPENSES:
Advisory fees	322	670	1,875	116
Management fees	183	246	625	24
Administrative services fees	144	187	468	33
Professional fees	60	83	210	32
Transfer agent fees	10	14	34	1
Compliance service fees	9	12	32	1
Custodian fees	36	45	108	8
Registration and filing fees	12	12	9	10
Trustee fees	26	35	90	4
Other	31	42	122	7
Total expenses before expenses paid indirectly	833	1,346	3,573	236
Less: Expenses paid indirectly	—	(1)	(7)	(1)
Net Expenses	833	1,345	3,566	235
Net Investment Income	4,142	4,260	9,536	224
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities and foreign currency translations	1,907	50,352	42,377	4,771
Net realized gains/(losses) from futures transactions	551	1,024	29,301	(375)
Net realized gains/(losses) from written options transactions	1,328	1,858	15,226	—
Net realized gains/(losses) from investments	3,786	53,234	86,904	4,396
Change in unrealized appreciation/(depreciation) on investment transactions and foreign currency translations	56,839	40,243	130,077	(4,624)
Change in unrealized appreciation/(depreciation) on futures	25	363	2,466	354
Change in unrealized appreciation/(depreciation) on written options	(277)	(317)	(2,584)	—
Change in unrealized appreciation/(depreciation) on investments	56,587	40,289	129,959	(4,270)
Net realized/unrealized gains/(losses) from investments	60,373	93,523	216,863	126
Change in net assets resulting from operations	$64,515	$97,783	$226,399	$350

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2021 (Unaudited)

(Amounts in thousands)

	The ESG Growth Portfolio	The Catholic SRI Growth Portfolio	The International Equity Portfolio	The Institutional International Equity Portfolio
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $80, $20, $290 and $1,342, respectively)	$1,182	$225	$8,210	$12,179
Non-cash dividends	92	22	996	1,264
Income from securities lending	—	1	—	137
Total Investment Income	1,274	248	9,206	13,580
EXPENSES:
Advisory fees	175	15	321	691
Management fees	45	8	184	305
Administrative services fees	59	31	159	247
Professional fees	26	14	105	145
Transfer agent fees	3	—	9	16
Compliance service fees	2	—	8	14
Custodian fees	16	7	80	125
Registration and filing fees	1	1	12	15
Trustee fees	7	1	24	40
Other	9	5	28	51
Total expenses before waivers and/or reimbursements	343	82	930	1,649
Less: Expenses waived and/or reimbursed by Adviser	—	(34)	—	—
Net Expenses	343	48	930	1,649
Net Investment Income	931	200	8,276	11,931
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities and foreign currency translations	1,618	67	(766)	(1,225)
Net realized gains/(losses) from futures transactions	123	—	(202)	(4,594)
Net realized gains/(losses) from written options transactions	—	—	1,185	6,366
Net realized gains/(losses) from investments	1,741	67	217	547
Change in unrealized appreciation/(depreciation) on investment transactions and foreign currency translations	10,763	2,064	11,802	10,953
Change in unrealized appreciation/(depreciation) on futures	49	—	312	5,913
Change in unrealized appreciation/(depreciation) on written options	—	—	(280)	(1,319)
Change in unrealized appreciation/(depreciation) on investments	10,812	2,064	11,834	15,547
Net realized/unrealized gains/(losses) from investments	12,553	2,131	12,051	16,094
Change in net assets resulting from operations	$13,484	$2,331	$20,327	$28,025

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2021 (Unaudited)

(Amounts in thousands)

	The Emerging Markets Portfolio	The Core Fixed Income Portfolio	The Corporate Opportunities Portfolio
INVESTMENT INCOME:
Interest	$—	$681	$506
Dividends (net of foreign withholding tax of $1,300, $0 and $0, respectively)	9,309	—	8
Non-cash dividends	870	—	—
Income from securities lending	41	—	5
Total Investment Income	10,220	681	519
EXPENSES:
Advisory fees	1,395	22	98
Management fees	226	17	78
Administrative services fees	186	48	64
Professional fees	96	5	25
Transfer agent fees	11	1	4
Compliance service fees	10	1	4
Custodian fees	456	8	17
Registration and filing fees	12	5	9
Trustee fees	29	2	11
Other	39	4	16
Total expenses before waivers	2,460	113	326
Less: Expenses waived by Specialist Manager	(350)	—	—
Net Expenses	2,110	113	326
Net Investment Income	8,110	568	193
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities and foreign currency translations	1,230	295	(10)
Net realized gains/(losses) from futures transactions	(6,821)	—	8,840
Net realized gains/(losses) from written options transactions	1,568	—	—
Net realized gains/(losses) from swap transactions	(1,890)	—	—
Net realized gains/(losses) from investments	(5,913)	295	8,830
Change in unrealized appreciation/(depreciation) on investment transactions and foreign currency translations (net of deferred foreign tax)	(76,705)	(1,019)	31
Change in unrealized appreciation/(depreciation) on futures	(5)	—	1,680
Change in unrealized appreciation/(depreciation) on written options	(384)	—	—
Change in unrealized appreciation/(depreciation) on swaps	(3,181)	—	—
Change in unrealized appreciation/(depreciation) on investments	(80,275)	(1,019)	1,711
Net realized/unrealized gains/(losses) from investments	(86,188)	(724)	10,541
Change in net assets resulting from operations	$(78,078)	$(156)	$10,734

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2021 (Unaudited)

(Amounts in thousands)

	The U.S. Government Fixed Income Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
INVESTMENT INCOME:
Interest	$2,151	$3,841	$1,393
Dividends	—	1	1
Total Investment Income	2,151	3,842	1,394
EXPENSES:
Advisory fees	78	99	61
Management fees	66	71	56
Administrative services fees	60	63	83
Professional fees	21	24	19
Transfer agent fees	4	4	3
Compliance service fees	3	4	3
Custodian fees	12	12	13
Registration and filing fees	6	6	5
Trustee fees	9	10	8
Other	13	14	12
Net Expenses	272	307	263
Net Investment Income	1,879	3,535	1,131
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities	457	2,304	121
Change in unrealized appreciation/(depreciation) on investments	(2,350)	(5,835)	(2,317)
Net realized/unrealized gains/(losses) from investments	(1,893)	(3,531)	(2,196)
Change in net assets resulting from operations	$(14)	$4	$(1,065)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (concluded)

For the Six Months Ended December 31, 2021 (Unaudited)

(Amounts in thousands)

	The Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
INVESTMENT INCOME:
Interest	$789	$3,582	$601
Dividends	—	—	449
Total Investment Income	789	3,582	1,050
EXPENSES:
Advisory fees	92	323	87
Management fees	37	98	23
Administrative services fees	37	83	26
Professional fees	12	32	8
Transfer agent fees	2	5	1
Compliance service fees	2	5	1
Custodian fees	7	18	6
Registration and filing fees	5	7	6
Trustee fees	5	14	3
Other	7	20	6
Net Expenses	206	605	167
Net Investment Income	583	2,977	883
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities	17	(273)	237
Change in unrealized appreciation/(depreciation) on investments	(848)	(2,300)	(890)
Net realized/unrealized gains/(losses) from investments	(831)	(2,573)	(653)
Change in net assets resulting from operations	$(248)	$404	$230

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets

(Amounts in thousands)

	The Value Equity Portfolio		The Growth Equity Portfolio		The Institutional U.S. Equity Portfolio
	Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021
Operations:
Net investment income	$4,142	$7,443	$4,260	$7,103	$9,536	$22,894
Net realized gains/(losses) from investments	3,786	10,126	53,234	67,703	86,904	540,124
Change in unrealized appreciation/(depreciation) from investments	56,587	196,223	40,289	202,627	129,959	374,176
Change in net assets resulting from operations	64,515	213,792	97,783	277,433	226,399	937,194
Distributions to Shareholders:
HC Strategic Shares	(7,823)	(7,690)	(76,849)	(50,849)	(563,058)	(162,524)
Change in net assets resulting from distributions	(7,823)	(7,690)	(76,849)	(50,849)	(563,058)	(162,524)
HC Strategic Shares
Proceeds from shares issued	1,530	9,282	6	1,184	125,802	131,407
Proceeds from reinvestment of dividends	6,380	5,906	53,832	41,703	553,228	153,985
Cost of shares redeemed	(13,139)	(62,499)	(49,935)	(72,913)	(222,837)	(1,350,335)
Change in net assets from HC Strategic Shares of beneficial interest	(5,229)	(47,311)	3,903	(30,026)	456,193	(1,064,943)
Change in net assets from shares of beneficial interest	(5,229)	(47,311)	3,903	(30,026)	456,193	(1,064,943)
Change in net assets	51,463	158,791	24,837	196,558	119,534	(290,273)
Net Assets:
Beginning of period	697,117	538,326	933,398	736,840	2,434,118	2,724,391
End of period	$748,580	$697,117	$958,235	$933,398	$2,553,652	$2,434,118
Share Transactions:
HC Strategic Shares
Issued	50	364	—	40	5,684	6,446
Reinvested	204	228	1,601	1,425	29,404	7,853
Redeemed	(423)	(2,480)	(1,469)	(2,423)	(9,706)	(67,025)
Change in HC Strategic Shares	(169)	(1,888)	132	(958)	25,382	(52,726)
Total change in shares	(169)	(1,888)	132	(958)	25,382	(52,726)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Small Capitalization- Mid Capitalization Equity Portfolio		The ESG Growth Portfolio		The Catholic SRI Growth Portfolio
	Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021
Operations:
Net investment income	$224	$216	$931	$1,982	$200	$749
Net realized gains/(losses) from investments	4,396	10,290	1,741	5,137	67	10,533
Change in unrealized appreciation/(depreciation) from investments	(4,270)	27,043	10,812	43,355	2,064	7,136
Change in net assets resulting from operations	350	37,549	13,484	50,474	2,331	18,418
Distributions to Shareholders:
HC Strategic Shares	(6,462)	(298)	(6,758)	(3,686)	(10,338)	(786)
Change in net assets resulting from distributions	(6,462)	(298)	(6,758)	(3,686)	(10,338)	(786)
HC Strategic Shares
Proceeds from shares issued	268	408	1,141	1,079	2,623	16,924
Proceeds from reinvestment of dividends	4,451	229	5,679	1,841	10,338	701
Cost of shares redeemed	(3,885)	(8,598)	(56)	(11,668)	(1,511)	(59,428)
Change in net assets from HC Strategic Shares of beneficial interest	834	(7,961)	6,764	(8,748)	11,450	(41,803)
Change in net assets from shares of beneficial interest	834	(7,961)	6,764	(8,748)	11,450	(41,803)
Change in net assets	(5,278)	29,290	13,490	38,040	3,443	(24,171)
Net Assets:
Beginning of period	97,817	68,527	170,492	132,452	28,912	53,083
End of period	$92,539	$97,817	$183,982	$170,492	$32,355	$28,912
Share Transactions:
HC Strategic Shares
Issued	8	13	76	79	159	1,191
Reinvested	133	7	387	145	895	50
Redeemed	(113)	(307)	(4)	(873)	(111)	(4,012)
Change in HC Strategic Shares	28	(287)	459	(649)	943	(2,771)
Total change in shares	28	(287)	459	(649)	943	(2,771)

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The International Equity Portfolio		The Institutional International Equity Portfolio		The Emerging Markets Portfolio
	Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021
Operations:
Net investment income	$8,276	$16,732	$11,931	$21,924	$8,110	$11,570
Net realized gains/(losses) from investments	217	2,131	547	129,620	(5,913)	98,589
Change in unrealized appreciation/(depreciation) from investments	11,834	164,837	15,547	222,150	(80,275)	200,638
Change in net assets resulting from operations	20,327	183,700	28,025	373,694	(78,078)	310,797
Distributions to Shareholders:
HC Strategic Shares	(12,247)	(16,434)	(103,376)	(24,462)	(17,632)	(10,399)
Change in net assets resulting from distributions	(12,247)	(16,434)	(103,376)	(24,462)	(17,632)	(10,399)
HC Strategic Shares
Proceeds from shares issued	13,335	19,548	66,636	222,127	39,561	54,866
Proceeds from reinvestment of dividends	8,582	11,506	94,030	20,222	14,462	8,499
Cost of shares redeemed	(17,696)	(83,436)	(138,520)	(703,421)	(46,517)	(341,261)
Change in net assets from HC Strategic Shares of beneficial interest	4,221	(52,382)	22,146	(461,072)	7,506	(277,896)
Change in net assets from shares of beneficial interest	4,221	(52,382)	22,146	(461,072)	7,506	(277,896)
Change in net assets	12,301	114,884	(53,205)	(111,840)	(88,204)	22,502
Net Assets:
Beginning of period	719,981	605,097	1,228,416	1,340,256	963,673	941,171
End of period	$732,282	$719,981	$1,175,211	$1,228,416	$875,469	$963,673
Share Transactions:
HC Strategic Shares
Issued	1,048	1,648	5,751	20,995	1,859	2,536
Reinvested	688	900	8,724	1,833	703	398
Redeemed	(1,393)	(7,495)	(11,963)	(68,424)	(2,144)	(16,704)
Change in HC Strategic Shares	343	(4,947)	2,512	(45,596)	418	(13,770)
Total change in shares	343	(4,947)	2,512	(45,596)	418	(13,770)

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Core Fixed Income Portfolio		The Corporate Opportunities Portfolio		The U.S. Government Fixed Income Securities Portfolio
	Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021
Operations:
Net investment income	$568	$1,166	$193	$417	$1,879	$4,183
Net realized gains/(losses) from investments	295	1,033	8,830	49,300	457	2,042
Change in unrealized appreciation/(depreciation) from investments	(1,019)	(2,199)	1,711	(4,186)	(2,350)	(15,905)
Change in net assets resulting from operations	(156)	—	10,734	45,531	(14)	(9,680)
Distributions to Shareholders:
HC Strategic Shares	(1,219)	(2,157)	(30,438)	(394)	(3,345)	(14,456)
Change in net assets resulting from distributions	(1,219)	(2,157)	(30,438)	(394)	(3,345)	(14,456)
HC Strategic Shares
Proceeds from shares issued	2,358	11,596	8,016	19,366	40,400	97,804
Proceeds from reinvestment of dividends	1,217	2,150	29,706	384	2,754	12,543
Cost of shares redeemed	(5,736)	(11,637)	(22,051)	(194,401)	(27,188)	(135,434)
Change in net assets from HC Strategic Shares of beneficial interest	(2,161)	2,109	15,671	(174,651)	15,966	(25,087)
Change in net assets from shares of beneficial interest	(2,161)	2,109	15,671	(174,651)	15,966	(25,087)
Change in net assets	(3,536)	(48)	(4,033)	(129,514)	12,607	(49,223)
Net Assets:
Beginning of period	66,230	66,278	307,343	436,857	256,466	305,689
End of period	$62,694	$66,230	$303,310	$307,343	$269,073	$256,466
Share Transactions:
HC Strategic Shares
Issued	230	1,112	984	2,543	4,042	9,307
Reinvested	120	205	3,990	49	277	1,211
Redeemed	(565)	(1,125)	(2,733)	(25,675)	(2,708)	(13,081)
Change in HC Strategic Shares	(215)	192	2,241	(23,083)	1,611	(2,563)
Total change in shares	(215)	192	2,241	(23,083)	1,611	(2,563)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The U.S. Corporate Fixed Income Securities Portfolio		The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio		The Short-Term Municipal Bond Portfolio
	Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021
Operations:
Net investment income	$3,535	$8,470	$1,131	$2,189	$583	$1,351
Net realized gains/(losses) from investments	2,304	14,928	121	169	17	34
Change in unrealized appreciation/(depreciation) from investments	(5,835)	(13,313)	(2,317)	(3,606)	(848)	(757)
Change in net assets resulting from operations	4	10,085	(1,065)	(1,248)	(248)	628
Distributions to Shareholders:
HC Strategic Shares	(14,547)	(17,792)	(2,106)	(4,683)	(654)	(1,347)
Change in net assets resulting from distributions	(14,547)	(17,792)	(2,106)	(4,683)	(654)	(1,347)
HC Strategic Shares
Proceeds from shares issued	37,885	73,540	23,122	68,718	15,262	33,793
Proceeds from reinvestment of dividends	13,300	14,345	1,473	3,353	612	1,287
Cost of shares redeemed	(10,404)	(157,396)	(4,886)	(100,615)	(20,434)	(18,942)
Change in net assets from HC Strategic Shares of beneficial interest	40,781	(69,511)	19,709	(28,544)	(4,560)	16,138
Change in net assets from shares of beneficial interest	40,781	(69,511)	19,709	(28,544)	(4,560)	16,138
Change in net assets	26,238	(77,218)	16,538	(34,475)	(5,462)	15,419
Net Assets:
Beginning of period	270,435	347,653	215,034	249,509	150,484	135,065
End of period	$296,673	$270,435	$231,572	$215,034	$145,022	$150,484
Share Transactions:
HC Strategic Shares
Issued	3,600	6,748	2,433	7,068	1,529	3,362
Reinvested	1,299	1,321	155	346	61	128
Redeemed	(1,006)	(14,519)	(516)	(10,341)	(2,046)	(1,888)
Change in HC Strategic Shares	3,893	(6,450)	2,072	(2,927)	(456)	1,602
Total change in shares	3,893	(6,450)	2,072	(2,927)	(456)	1,602

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (concluded)

(Amounts in thousands)

	The Intermediate Term Municipal Bond Portfolio		The Intermediate Term Municipal Bond II Portfolio
	Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021
Operations:
Net investment income	$2,977	$6,447	$883	$1,519
Net realized gains/(losses) from investments	(273)	1,318	237	876
Change in unrealized appreciation/(depreciation) from investments	(2,300)	2,874	(890)	48
Change in net assets resulting from operations	404	10,639	230	2,443
Distributions to Shareholders:
HC Strategic Shares	(3,592)	(6,817)	(1,874)	(1,640)
Change in net assets resulting from distributions	(3,592)	(6,817)	(1,874)	(1,640)
HC Strategic Shares
Proceeds from shares issued	6,800	28,827	6,780	14,381
Proceeds from reinvestment of dividends	3,387	6,485	1,773	1,552
Cost of shares redeemed	(10,248)	(42,369)	(1,471)	(6,984)
Change in net assets from HC Strategic Shares of beneficial interest	(61)	(7,057)	7,082	8,949
Change in net assets from shares of beneficial interest	(61)	(7,057)	7,082	8,949
Change in net assets	(3,249)	(3,235)	5,438	9,752
Net Assets:
Beginning of period	388,073	391,308	89,738	79,986
End of period	$384,824	$388,073	$95,176	$89,738
Share Transactions:
HC Strategic Shares
Issued	654	2,765	642	1,358
Reinvested	327	623	169	147
Redeemed	(985)	(4,065)	(139)	(661)
Change in HC Strategic Shares	(4)	(677)	672	844
Total change in shares	(4)	(677)	672	844

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Value Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2021 (Unaudited)	$29.70	$0.18	(d)	$2.59	$2.77	$(0.18)	$(0.16)	$(0.34)	$32.13	9.35%	$748,580	0.23%	0.23%	1.13%	3%
Year Ended June 30, 2021	21.23	0.31	(d)	8.48	8.79	(0.32)	—	(0.32)	29.70	41.63%	697,117	0.22%	0.22%	1.20%	6%
Year Ended June 30, 2020	20.21	0.35	(d)	1.03	1.38	(0.35)	(0.01)	(0.36)	21.23	6.89%	538,326	0.22%	0.22%	1.68%	19%
Year Ended June 30, 2019	19.95	0.40	(d)	1.34	1.74	(0.41)	(1.07)	(1.48)	20.21	9.78%	583,757	0.21%	0.21%	2.05%	74%
Year Ended June 30, 2018	19.53	0.42		1.36	1.78	(0.44)	(0.92)	(1.36)	19.95	9.11%	599,457	0.27%	0.26%	2.10%	59%
Year Ended June 30, 2017	17.70	0.42		2.51	2.93	(0.41)	(0.69)	(1.10)	19.53	16.78%	612,508	0.29%	0.28%	2.22%	61%
HC Advisors Shares
Period Ended June 30, 2019(e)	$19.95	$0.46	(d)	$1.26	$1.72	$(0.33)	$(1.07)	$(1.40)	$20.27	9.69%	$—	0.46%	0.21%	2.29%	74%
Year Ended June 30, 2018	19.52	0.43		1.36	1.79	(0.44)	(0.92)	(1.36)	19.95	9.17%	675	0.52%	0.26%	2.08%	59%
Year Ended June 30, 2017	17.69	0.42		2.51	2.93	(0.41)	(0.69)	(1.10)	19.52	16.79%	845	0.54%	0.28%	2.22%	61%
The Growth Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2021 (Unaudited)	$33.87	$0.16	(d)	$3.40	$3.56	$(0.16)	$(2.66)	$(2.82)	$34.61	10.76%	$958,235	0.27%	0.27%	0.86%	4%
Year Ended June 30, 2021	25.84	0.25	(d)	9.63	9.88	(0.26)	(1.59)	(1.85)	33.87	39.43%	933,398	0.27%	0.27%	0.84%	15%
Year Ended June 30, 2020	24.52	0.31	(d)	2.37	2.68	(0.33)	(1.03)	(1.36)	25.84	11.17%	736,840	0.26%	0.26%	1.26%	37%
Year Ended June 30, 2019	23.54	0.30	(d)	2.30	2.60	(0.30)	(1.32)	(1.62)	24.52	12.22%	802,838	0.25%	0.25%	1.28%	41%
Year Ended June 30, 2018	20.90	0.22		3.70	3.92	(0.22)	(1.06)	(1.28)	23.54	19.12%	808,868	0.30%	0.29%	0.96%	40%
Year Ended June 30, 2017	18.78	0.19		3.27	3.46	(0.19)	(1.15)	(1.34)	20.90	19.31%	786,563	0.31%	0.31%	0.98%	38%
HC Advisors Shares
Period Ended June 30, 2019(e)	$23.50	$0.28	(d)	$2.00	$2.28	$(0.23)	$(1.32)	$(1.55)	$24.23	10.77%	$—	0.51%	0.26%	1.19%	41%
Year Ended June 30, 2018	20.86	0.22		3.70	3.92	(0.22)	(1.06)	(1.28)	23.50	19.16%	922	0.55%	0.29%	0.94%	40%
Year Ended June 30, 2017	18.76	0.19		3.25	3.44	(0.19)	(1.15)	(1.34)	20.86	19.23%	1,118	0.56%	0.31%	0.98%	38%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)	HC Advisors Shares are still offered, but were fully redeemed on May 1, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

			Change in Net Assets Resulting From Operations:				Distributions to Shareholders:							Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period		Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period		Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Institutional U.S. Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2021 (Unaudited)	$22.87		$0.09	(d)	$1.90	$1.99	$(0.10)	$(5.39)	$(5.49)	$19.37		9.50%	$2,553,652	0.29%	0.29%	0.76%	12%
Year Ended June 30, 2021	17.12		0.17	(d)	6.79	6.96	(0.18)	(1.03)	(1.21)	22.87		41.89%	2,434,118	0.28%	0.28%	0.87%	29%
Year Ended June 30, 2020	18.53		0.23	(d)	1.98	2.21	(0.21)	(3.41)	(3.62)	17.12		12.71%	2,724,391	0.24%	0.24%	1.36%	74%
Year Ended June 30, 2019	18.25		0.24	(d)	1.59	1.83	(0.24)	(1.31)	(1.55)	18.53		11.46%	1,535,959	0.23%	0.23%	1.31%	70%
Year Ended June 30, 2018	16.10		0.18		2.82	3.00	(0.18)	(0.67)	(0.85)	18.25		18.97%	1,187,715	0.28%	0.28%	1.04%	43%
Year Ended June 30, 2017	14.80		0.17		2.48	2.65	(0.17)	(1.18)	(1.35)	16.10		19.03%	1,034,294	0.29%	0.29%	1.06%	22%
HC Advisors Shares
Period Ended June 30, 2019(e)	$18.25		$0.25	(d)	$0.72	$0.97	$(0.19)	$(1.31)	$(1.50)	$17.72		6.27%	$—	0.48%	0.23%	1.36%	70%
Year Ended June 30, 2018	16.10		0.20		2.80	3.00	(0.18)	(0.67)	(0.85)	18.25		18.97%	1,026	0.53%	0.28%	1.00%	43%
Year Ended June 30, 2017	14.80		0.17		2.48	2.65	(0.17)	(1.18)	(1.35)	16.10		19.03%	2,008	0.54%	0.29%	1.08%	22%
The Small Capitalization-Mid Capitalization Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2021 (Unaudited)	$36.85	(f)	$0.08	(d)	$0.03	$0.11	$(0.09)	$(2.37)	$(2.46)	$34.50		0.58%	$92,539	0.49%	0.48%	0.46%	26%
Year Ended June 30, 2021	23.30		0.08	(d)	13.58	13.66	(0.11)	—	(0.11)	36.85	(f)	58.67%	97,817	0.49%	0.49%	0.25%	32%
Year Ended June 30, 2020	26.25		0.15	(d)	(1.82)	(1.67)	(0.18)	(1.10)	(1.28)	23.30		(6.83)%	68,527	0.53%	0.52%	0.64%	87%
Year Ended June 30, 2019	29.52		0.10	(d)	(0.77)	(0.67)	(0.13)	(2.47)	(2.60)	26.25		(0.81)%	95,614	0.68%	0.67%	0.36%	79%
Year Ended June 30, 2018	25.23		0.10		4.29	4.39	(0.10)	—	(0.10)	29.52		17.42%	110,489	0.77%	0.76%	0.37%	62%
Year Ended June 30, 2017	21.04		0.02		4.20	4.22	(0.03)	—	(0.03)	25.23		20.07%	107,395	0.83%	0.82%	0.09%	49%
HC Advisors Shares
Period Ended June 30, 2019(g)	$29.49		$0.08	(d)	$(0.97)	$(0.89)	$(0.10)	$(2.47)	$(2.57)	$26.03		(1.62)%	$—	0.93%	0.66%	0.27%	79%
Year Ended June 30, 2018	25.21		0.10		4.28	4.38	(0.10)	—	(0.10)	29.49		17.40%	121	1.02%	0.76%	0.36%	62%
Year Ended June 30, 2017	21.02		0.02		4.20	4.22	(0.03)	—	(0.03)	25.21		20.09%	141	1.08%	0.82%	0.09%	49%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)	HC Advisors Shares are still offered, but were fully redeemed on May 13, 2019.
(f)

The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America.

(g)	HC Advisors Shares are still offered, but were fully redeemed on May 1, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The ESG Growth Portfolio
HC Strategic Shares
Six Months ended December 31, 2021 (Unaudited)	$14.56	$0.08	(d)	$1.06	$1.14	$(0.10)	$(0.48)	$(0.58)	$15.12	7.91%	$183,982	0.38%	0.38%	1.04%	3%
Year Ended June 30, 2021	10.72	0.16	(d)	3.98	4.14	(0.17)	(0.13)	(0.30)	14.56	39.02%	170,492	0.36%	0.36%	1.28%	8%
Year Ended June 30, 2020	10.92	0.18	(d)	0.32	0.50	(0.19)	(0.51)	(0.70)	10.72	4.49%	132,452	0.36%	0.34%	1.66%	31%
Year Ended June 30, 2019	11.42	0.28	(d)	(0.10)	0.18	(0.30)	(0.38)	(0.68)	10.92	2.06%	148,978	0.34%	0.34%	2.52%	172%
Year Ended June 30, 2018	10.65	0.30		0.78	1.08	(0.31)	—	(0.31)	11.42	10.16%	166,523	0.29%	0.29%	2.69%	16%
Year Ended June 30, 2017	9.34	0.27		1.32	1.59	(0.28)	—	(0.28)	10.65	17.19%	148,643	0.35%	0.34%	2.70%	25%
HC Advisors Shares
Period Ended June 30, 2019(e)	$11.41	$0.28	(d)	$(0.29)	$(0.01)	$(0.21)	$(0.38)	$(0.59)	$10.81	0.32%	$—	0.60%	0.35%	2.56%	172%
Year Ended June 30, 2018	10.64	0.30		0.78	1.08	(0.31)	—	(0.31)	11.41	10.17%	1	0.54%	0.29%	2.67%	16%
Year Ended June 30, 2017	9.34	0.27		1.31	1.58	(0.28)	—	(0.28)	10.64	17.08%	1	0.60%	0.34%	2.67%	25%
The Catholic SRI Growth Portfolio
HC Strategic Shares
Six Months ended December 31, 2021 (Unaudited)	$16.13	$0.11	(d)	$0.98	$1.09	$(0.14)	$(5.25)	$(5.39)	$11.83	7.86%	$32,355	0.53%	0.31%	1.30%	7%
Year Ended June 30, 2021	11.63	0.19	(d)	4.55	4.74	(0.24)	—	(0.24)	16.13	41.00%	28,912	0.38%	0.31%	1.38%	42%
Year Ended June 30, 2020	11.84	0.21	(d)	0.13	0.34	(0.20)	(0.35)	(0.55)	11.63	2.72%	53,083	0.42%	0.31%	1.80%	14%
Year Ended June 30, 2019	12.71	0.31	(d)	(0.14)	0.17	(0.31)	(0.73)	(1.04)	11.84	2.16%	51,401	0.41%	0.31%	2.60%	180%
Year Ended June 30, 2018	12.02	0.34		1.00	1.34	(0.34)	(0.31)	(0.65)	12.71	11.23%	29,413	0.37%	0.31%	2.65%	17%
Year Ended June 30, 2017	10.75	0.31		1.58	1.89	(0.35)	(0.27)	(0.62)	12.02	18.02%	27,992	0.57%	0.31%	2.85%	27%
HC Advisors Shares
Period Ended June 30, 2019(e)	$12.72	$0.31	(d)	$(0.39)	$(0.08)	$(0.20)	$(0.73)	$(0.93)	$11.71	0.07%	$—	0.66%	0.31%	2.60%	180%
Year Ended June 30, 2018	12.03	0.35		0.99	1.34	(0.34)	(0.31)	(0.65)	12.72	11.22%	1	0.62%	0.31%	2.72%	17%
Year Ended June 30, 2017	10.76	0.32		1.57	1.89	(0.35)	(0.27)	(0.62)	12.03	18.00%	1	0.82%	0.31%	2.77%	27%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)	HC Advisors Shares are still offered, but were fully redeemed on June 14, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)*	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The International Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2021 (Unaudited)	$12.60	$0.14	(d)	$0.21	$0.35	$(0.21)	$—	$(0.21)	$12.74	2.85%	$732,282	0.25%	0.25%	2.25%	3%
Year Ended June 30, 2021	9.75	0.29	(d)	2.85	3.14	(0.29)	—	(0.29)	12.60	32.16%	719,981	0.25%	0.25%	2.51%	23%
Year Ended June 30, 2020	10.37	0.19	(d)	(0.58)	(0.39)	(0.23)	—	(0.23)	9.75	(3.82)%	605,097	0.41%	0.41%	1.88%	95%
Year Ended June 30, 2019	10.74	0.34	(d)	(0.32)	0.02	(0.39)	—	(0.39)	10.37	0.24%	911,059	0.47%	0.47%	3.28%	55%
Year Ended June 30, 2018	10.48	0.33		0.26	0.59	(0.33)	—	(0.33)	10.74	5.60%	1,213,191	0.44%	0.44%	2.88%	30%
Year Ended June 30, 2017	9.00	0.29		1.49	1.78	(0.30)	—	(0.30)	10.48	19.75%	1,234,134	0.43%	0.42%	2.74%	53%
HC Advisors Shares
Period Ended June 30, 2019(e)	$10.75	$0.20	(d)	$(0.17)	$0.03	$(0.03)	$—	$(0.03)	$10.75	0.31%	$—	0.72%	0.46%	1.95%	55%
Year Ended June 30, 2018	10.49	0.38		0.21	0.59	(0.33)	—	(0.33)	10.75	5.60%	1,661	0.69%	0.44%	2.77%	30%
Year Ended June 30, 2017	9.00	0.28		1.51	1.79	(0.30)	—	(0.30)	10.49	19.87%	2,222	0.68%	0.42%	2.79%	53%
The Institutional International Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2021 (Unaudited)	$11.61	$0.12	(d)	$0.13	$0.25	$(0.52)	$(0.49)	$(1.01)	$10.85	2.42%	$1,175,211	0.27%	0.27%	1.95%	3%
Year Ended June 30, 2021	8.85	0.18	(d)	2.78	2.96	(0.20)	—	(0.20)	11.61	33.57%	1,228,416	0.25%	0.25%	1.73%	7%
Year Ended June 30, 2020	9.70	0.18	(d)	(0.83)	(0.65)	(0.20)	—	(0.20)	8.85	(6.83)%	1,340,256	0.44%	0.44%	1.96%	64%
Year Ended June 30, 2019	10.57	0.34	(d)	(0.40)	(0.06)	(0.42)	(0.39)	(0.81)	9.70	0.09%	1,886,176	0.42%	0.42%	3.46%	38%
Year Ended June 30, 2018	10.38	0.35		0.26	0.61	(0.40)	(0.02)	(0.42)	10.57	5.77%	2,332,353	0.40%	0.40%	3.11%	40%
Year Ended June 30, 2017	8.87	0.28		1.52	1.80	(0.29)	—	(0.29)	10.38	20.38%	2,452,608	0.40%	0.40%	2.83%	53%
HC Advisors Shares
Period Ended June 30, 2019(f)	$10.56	$0.22	(d)	$(0.69)	$(0.47)	$(0.15)	$(0.39)	$(0.54)	$9.55	(4.06)%	$—	0.67%	0.42%	2.14%	38%
Year Ended June 30, 2018	10.37	0.30		0.31	0.61	(0.40)	(0.02)	(0.42)	10.56	5.78%	1,868	0.65%	0.40%	2.78%	40%
Year Ended June 30, 2017	8.86	0.28		1.52	1.80	(0.29)	—	(0.29)	10.37	20.40%	3,979	0.65%	0.40%	2.84%	53%
The Emerging Markets Portfolio
HC Strategic Shares
Six Months ended December 31, 2021 (Unaudited)	$23.10	$0.20	(d)	$(2.08)	$(1.88)	$(0.43)	$—	$(0.43)	$20.79	(8.14)%	$875,469	0.54%	0.47%	1.80%	4%
Year Ended June 30, 2021	16.96	0.25	(d)	6.11	6.36	(0.22)	—	(0.22)	23.10	37.62%	963,673	0.51%	0.51%	1.20%	8%
Year Ended June 30, 2020	18.14	0.48	(d)	(1.05)	(0.57)	(0.61)	—	(0.61)	16.96	(3.44)%	941,171	0.51%	0.51%	2.77%	11%
Year Ended June 30, 2019	17.78	0.39	(d)	0.30	0.69	(0.33)	—	(0.33)	18.14	4.11%	1,466,128	0.58%	0.58%	2.24%	50%
Year Ended June 30, 2018	17.92	0.40	(d)	(0.13)	0.27	(0.41)	—	(0.41)	17.78	1.34%	1,631,863	0.67%	0.67%	2.09%	55%
Year Ended June 30, 2017	15.15	0.35		2.84	3.19	(0.42)	—	(0.42)	17.92	21.51%	1,775,379	0.59%	0.59%	2.04%	61%
HC Advisors Shares
Period Ended June 30, 2019(f)	$17.78	$0.38	(d)	$(0.58)	$(0.20)	$(0.33)	$—	$(0.33)	$17.25	(0.99)%	$—	0.84%	0.59%	2.19%	50%
Year Ended June 30, 2018	17.92	0.38	(d)	(0.11)	0.27	(0.41)	—	(0.41)	17.78	1.34%	1,451	0.92%	0.67%	1.97%	55%
Year Ended June 30, 2017	15.15	0.35		2.84	3.19	(0.42)	—	(0.42)	17.92	21.51%	2,633	0.84%	0.59%	2.04%	61%

*	The expense ratios reflected do not included acquired fund and expenses of investment companies, in which a Portfolio invests.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)	HC Advisors Shares are still offered, but were fully redeemed on May 1, 2019.
(f)	HC Advisors Shares are still offered, but were fully redeemed on May 13, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

			Change in Net Assets Resulting From Operations:				Distributions to Shareholders:							Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period		Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period		Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)*	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Core Fixed Income Portfolio
HC Strategic Shares
Six Months ended December 31, 2021 (Unaudited)	$10.27		$0.09	(d)	$(0.10)	$(0.01)	$(0.12)	$(0.09)	$(0.21)	$10.05		(0.30)%	$62,694	0.34%	0.34%	1.70%	14	%(e)
Year Ended June 30, 2021	10.59		0.18	(d)	(0.17)	0.01	(0.21)	(0.12)	(0.33)	10.27		0.09%	66,230	0.33%	0.33%	1.71%	38	%(e)
Year Ended June 30, 2020	9.98		0.25	(d)	0.62	0.87	(0.26)	—	(0.26)	10.59		8.85%	66,278	0.32%	0.32%	2.42%	36	%(e)
Year Ended June 30, 2019	9.49		0.25	(d)	0.51	0.76	(0.27)	—	(0.27)	9.98		8.12%	68,267	0.35%	0.35%	2.63%	34	%(e)
Year Ended June 30, 2018	9.80		0.22		(0.30)	(0.08)	(0.23)	—	(0.23)	9.49		(0.85)%	65,387	0.33%	0.33%	2.26%	44	%(e)
Year Ended June 30, 2017	10.01		0.19		(0.18)	0.01	(0.22)	—	(0.22)	9.80		0.07%	85,653	0.33%	0.33%	1.97%	46	%(e)
HC Advisors Shares
Period Ended June 30, 2019(f)	$9.49		$0.25	(d)	$0.23	$0.48	$(0.22)	$—	$(0.22)	$9.75		5.14%	$—	0.60%	0.35%	2.63%	34	%(e)
Year Ended June 30, 2018	9.79		0.23		(0.30)	(0.07)	(0.23)	—	(0.23)	9.49		(0.75)%	1,362	0.58%	0.33%	2.25%	44	%(e)
Year Ended June 30, 2017	10.01		0.20		(0.20)	—	(0.22)	—	(0.22)	9.79		(0.03)%	2,942	0.58%	0.33%	1.97%	46	%(e)
The Corporate Opportunities Portfolio
HC Strategic Shares
Six Months ended December 31, 2021 (Unaudited)	$8.07		$0.01	(d)	$0.27	$0.28	$(0.01)	$(0.82)	$(0.83)	$7.52		3.54%	$303,310	0.21%	0.21%	0.12%	36%
Year Ended June 30, 2021	7.14		0.01	(d)	0.93	0.94	(0.01)	—	(0.01)	8.07		13.17%	307,343	0.21%	0.21%	0.12%	123%
Year Ended June 30, 2020	7.01	(g)	0.20	(d)	0.16	0.36	(0.23)	—	(0.23)	7.14		5.23%	436,857	0.32%	0.32%	2.81%	40%
Year Ended June 30, 2019	6.85		0.40	(d)	0.17	0.57	(0.41)	—	(0.41)	7.01	(g)	8.62%	597,848	0.47%	0.47%	5.81%	52%
Year Ended June 30, 2018	6.95		0.38		(0.10)	0.28	(0.38)	—	(0.38)	6.85		4.06%	673,271	0.44%	0.44%	5.46%	38%
Year Ended June 30, 2017	6.62		0.39		0.33	0.72	(0.39)	—	(0.39)	6.95		11.07%	673,681	0.43%	0.43%	5.53%	41%
HC Advisors Shares
Period Ended June 30, 2019(f)	$6.85		$0.39	(d)	$0.05	$0.44	$(0.30)	$—	$(0.30)	$6.99		6.61%	$—	0.72%	0.47%	5.74%	52%
Year Ended June 30, 2018	6.95		0.42		(0.14)	0.28	(0.38)	—	(0.38)	6.85		4.06%	362	0.69%	0.44%	5.43%	38%
Year Ended June 30, 2017	6.62		0.38		0.34	0.72	(0.39)	—	(0.39)	6.95		11.08%	789	0.68%	0.43%	5.54%	41%
The U.S. Government Fixed Income Securities Portfolio
HC Strategic Shares
Six Months ended December 31, 2021 (Unaudited)	$9.99		$0.07	(d)	$(0.06)	$0.01	$(0.08)	$(0.06)	$(0.14)	$9.86		(0.06)%	$269,073	0.21%	0.21%	1.42%	20%
Year Ended June 30, 2021	10.83		0.15	(d)	(0.50)	(0.35)	(0.15)	(0.34)	(0.49)	9.99		(3.30)%	256,466	0.20%	0.20%	1.47%	67%
Year Ended June 30, 2020	10.03		0.21	(d)	0.80	1.01	(0.21)	—	(0.21)	10.83		10.21%	305,689	0.19%	0.19%	1.99%	58%
Year Ended June 30, 2019	9.59		0.21	(d)	0.44	0.65	(0.21)	—	(0.21)	10.03		6.87%	305,531	0.20%	0.20%	2.22%	31%
Year Ended June 30, 2018	9.84		0.17		(0.25)	(0.08)	(0.17)	—	(0.17)	9.59		(0.79)%	233,377	0.19%	0.19%	1.81%	33%
Year Ended June 30, 2017	10.30		0.15		(0.36)	(0.21)	(0.15)	(0.10)	(0.25)	9.84		(2.03)%	215,595	0.19%	0.19%	1.47%	47%

*	The expense ratios reflected do not included acquired fund and expenses of investment companies, in which a Portfolio invests.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)	Portfolio turnover does not include TBA security transactions.
(f)	HC Advisors Shares are still offered, but were fully redeemed on May 13, 2019.
(g)

The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The U.S. Corporate Fixed Income Securities Portfolio
HC Strategic Shares
Six Months ended December 31, 2021 (Unaudited)	$10.66	$0.13	(d)	$(0.12)	$0.01	$(0.14)	$(0.39)	$(0.53)	$10.14	0.04%	$296,673	0.22%	0.22%	2.49%	15%
Year Ended June 30, 2021	10.92	0.30	(d)	0.05	0.35	(0.31)	(0.30)	(0.61)	10.66	3.21%	270,435	0.23%	0.23%	2.77%	46%
Year Ended June 30, 2020	10.29	0.32	(d)	0.70	1.02	(0.32)	(0.07)	(0.39)	10.92	10.10%	347,653	0.21%	0.21%	3.04%	43%
Year Ended June 30, 2019	9.59	0.34	(d)	0.70	1.04	(0.34)	—	(0.34)	10.29	11.07%	312,255	0.21%	0.21%	3.47%	25%
Year Ended June 30, 2018	10.03	0.29		(0.41)	(0.12)	(0.29)	(0.03)	(0.32)	9.59	(1.21)%	286,956	0.20%	0.20%	3.00%	45%
Year Ended June 30, 2017	10.16	0.26		(0.10)	0.16	(0.26)	(0.03)	(0.29)	10.03	1.62%	254,908	0.19%	0.19%	2.59%	40%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
HC Strategic Shares
Six Months ended December 31, 2021 (Unaudited)	$9.55	$0.05	(d)	$(0.10)	$(0.05)	$(0.09)	$—	$(0.09)	$9.41	(0.54)%	$231,572	0.23%	0.23%	1.00%	17	%(e)
Year Ended June 30, 2021	9.80	0.09	(d)	(0.14)	(0.05)	(0.20)	—	(0.20)	9.55	(0.51)%	215,034	0.23%	0.23%	0.96%	46	%(e)
Year Ended June 30, 2020	9.57	0.20	(d)	0.28	0.48	(0.25)	—	(0.25)	9.80	5.12%	249,509	0.22%	0.22%	2.04%	32	%(e)
Year Ended June 30, 2019	9.32	0.24	(d)	0.28	0.52	(0.27)	—	(0.27)	9.57	5.70%	216,403	0.24%	0.24%	2.60%	15	%(e)
Year Ended June 30, 2018	9.59	0.21		(0.23)	(0.02)	(0.25)	—	(0.25)	9.32	(0.20)%	205,138	0.23%	0.23%	2.24%	17	%(e)
Year Ended June 30, 2017	9.88	0.18		(0.22)	(0.04)	(0.25)	—	(0.25)	9.59	(0.38)%	183,834	0.22%	0.22%	1.86%	18	%(e)
The Short-Term Municipal Bond Portfolio
HC Strategic Shares
Six Months ended December 31, 2021 (Unaudited)	$10.01	$0.04	(d)	$(0.06)	$(0.02)	$(0.04)	$—	$(0.04)	$9.95	(0.15)%	$145,022	0.28%	0.28%	0.79%	7%
Year Ended June 30, 2021	10.05	0.09	(d)	(0.04)	0.05	(0.09)	— (f)	(0.09)	10.01	0.51%	150,484	0.28%	0.28%	0.91%	18%
Year Ended June 30, 2020	9.93	0.14	(d)	0.12	0.26	(0.14)	—	(0.14)	10.05	2.68%	135,065	0.28%	0.28%	1.44%	21%
Year Ended June 30, 2019	9.80	0.15	(d)	0.13	0.28	(0.15)	—	(0.15)	9.93	2.88%	106,274	0.28%	0.28%	1.56%	15%
Year Ended June 30, 2018	9.87	0.11		(0.08)	0.03	(0.10)	—	(0.10)	9.80	0.34%	79,612	0.33%	0.33%	1.23%	19%
Year Ended June 30, 2017	9.96	0.10		(0.09)	0.01	(0.10)	—	(0.10)	9.87	0.12%	17,788	0.35%	0.35%	1.05%	25%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)	Portfolio turnover does not include TBA security transactions.
(f)	Amounts round to less than $0.005 per share.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (concluded)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)*	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Intermediate Term Municipal Bond Portfolio
HC Strategic Shares
Six Months ended December 31, 2021 (Unaudited)	$10.42	$0.08	(d)	$(0.07)	$0.01	$(0.08)	$(0.02)	$(0.10)	$10.33	0.06%	$384,824	0.31%	0.31%	1.53%	5%
Year Ended June 30, 2021	10.32	0.17	(d)	0.11	0.28	(0.18)	—	(0.18)	10.42	2.70%	388,073	0.30%	0.30%	1.61%	17%
Year Ended June 30, 2020	10.21	0.20	(d)	0.12	0.32	(0.20)	(0.01)	(0.21)	10.32	3.21%	391,308	0.31%	0.31%	1.92%	36%
Year Ended June 30, 2019	9.90	0.22	(d)	0.31	0.53	(0.22)	—	(0.22)	10.21	5.45%	393,097	0.32%	0.32%	2.21%	27%
Year Ended June 30, 2018	10.08	0.19		(0.18)	0.01	(0.19)	—	(0.19)	9.90	0.13%	383,200	0.29%	0.29%	1.94%	26%
Year Ended June 30, 2017	10.25	0.20		(0.17)	0.03	(0.20)	—	(0.20)	10.08	0.28%	385,133	0.28%	0.28%	1.94%	20%
HC Advisors Shares
Period Ended June 30, 2019(e)	$9.90	$0.22	(d)	$0.32	$0.54	$(0.19)	$—	$(0.19)	$10.25	5.48%	$—	0.57%	0.31%	2.20%	27%
Year Ended June 30, 2018	10.08	0.20		(0.19)	0.01	(0.19)	—	(0.19)	9.90	0.14%	1,008	0.54%	0.29%	1.94%	26%
Year Ended June 30, 2017	10.25	0.20		(0.17)	0.03	(0.20)	—	(0.20)	10.08	0.28%	1,437	0.53%	0.28%	1.94%	20%
The Intermediate Term Municipal Bond II Portfolio
HC Strategic Shares
Six Months ended December 31, 2021 (Unaudited)	$10.64	$0.10	(d)	$(0.07)	$0.03	$(0.09)	$(0.12)	$(0.21)	$10.46	0.31%	$95,176	0.36%	0.36%	1.91%	14%
Year Ended June 30, 2021	10.54	0.19	(d)	0.11	0.30	(0.19)	(0.01)	(0.20)	10.64	2.92%	89,738	0.32%	0.32%	1.80%	39%
Year Ended June 30, 2020	10.38	0.20	(d)	0.18	0.38	(0.21)	(0.01)	(0.22)	10.54	3.69%	79,986	0.30%	0.30%	1.95%	8%
Year Ended June 30, 2019	10.09	0.22	(d)	0.30	0.52	(0.22)	(0.01)	(0.23)	10.38	5.26%	78,705	0.31%	0.31%	2.16%	17%
Year Ended June 30, 2018	10.30	0.22		(0.21)	0.01	(0.22)	— (f)	(0.22)	10.09	0.07%	77,455	0.27%	0.27%	2.14%	22%
Year Ended June 30, 2017	10.58	0.22		(0.27)	(0.05)	(0.22)	(0.01)	(0.23)	10.30	(0.41)%	74,163	0.27%	0.27%	2.13%	15%
HC Advisors Shares
Period Ended June 30, 2019(e)	$10.09	$0.22	(d)	$0.05	$0.27	$(0.18)	$(0.01)	$(0.19)	$10.17	2.78%	$—	0.56%	0.30%	2.18%	17%
Year Ended June 30, 2018	10.30	0.22		(0.21)	0.01	(0.22)	— (f)	(0.22)	10.09	0.07%	260	0.52%	0.27%	2.13%	22%
Year Ended June 30, 2017	10.59	0.22		(0.28)	(0.06)	(0.22)	(0.01)	(0.23)	10.30	(0.50)%	372	0.52%	0.27%	2.13%	15%

*	The expense ratios reflected do not included acquired fund and expenses of investment companies, in which a Portfolio invests.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)	HC Advisors Shares are still offered, but were fully redeemed on May 1, 2019.
(f)	Amount rounds to less than $0.005 per shares.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Notes to Financial Statements — December 31, 2021 (Unaudited)

1. DESCRIPTION. HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of December 31, 2021, the Trust offered seventeen separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional U.S. Equity Portfolio (“Institutional U.S. Portfolio”), The Small Capitalization-Mid Capitalization Equity Portfolio (“Small Cap-Mid Cap Portfolio”), The ESG Growth Portfolio (“ESG Growth Portfolio”), The Catholic SRI Growth Portfolio (“Catholic SRI Growth Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Corporate Opportunities Portfolio (“Corporate Opportunities Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”), and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”).

Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of December 31, 2021, the HC Advisors Shares were not active for any of the Portfolios. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

As of December 31, 2021, all Portfolios in the Trust are diversified Portfolios under the 1940 Act.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The Portfolios are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies.” The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of the Portfolios’ financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Portfolio Valuation. The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

B. Securities Valuation. Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the observability of various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfer in and out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock, Exchange-Traded Funds and Closed-End Funds): Readily marketable portfolio securities listed on a securities exchange, including Nasdaq, are valued at the closing price on the exchange or at the Nasdaq Official Closing Price. If there have been no sales on such exchange, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on that exchange provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds: Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities): Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/ dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Asset-Backed and Mortgage-Backed Securities: In addition to the inputs discussed above for fixed-income securities, asset-backed and mortgage-backed securities are valued using new issue data, monthly payment information and collateral performance, and are typically categorized as Level 2 in the fair value hierarchy.

Short-Term Obligations: Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.

Loan Participations and Assignments: Loan participations and assignments for which a secondary trading market exists are valued using prices or quotations provided by banks, dealers or pricing services and are typically categorized as Level 2 in the fair value hierarchy. To the extent a secondary trading market does not exist, loan participations and assignments are valued in accordance with procedures adopted by the Board, utilizing unobservable input evaluations from the investment manager of the lender and taking into consideration, among other factors: (i) the creditworthiness of the borrower and the lender; (ii) the

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

current interest rate; period until next rate reset and maturity of the loan; (iii) currently available prices in the market for similar loans; and (iv) currently available prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity and are typically categorized as Level 3 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of December 31, 2021 (amounts in thousands). The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio.

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks	$744,356	$—	$—	$744,356
Investment Company	1,393	—	—	1,393
Purchased Options	148	—	—	148
Total Investment Securities	$745,897	$—	$—	$745,897
Other Financial Instruments[1]
Futures	$37	$—	$—	$37
Written Options	(155)	—	—	(155)
Total Investments	$745,779	$—	$—	$745,779

Growth Portfolio
Common Stocks	$935,375	$—	$—	$935,375
Investment Companies	13,895	—	—	13,895
Purchased Options	166	—	—	166
Total Investment Securities	$949,436	$—	$—	$949,436
Other Financial Instruments[1]
Futures	$739	$—	$—	$739
Written Options	(178)	—	—	(178)
Total Investments	$949,997	$—	$—	$949,997

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs		Total
Institutional U.S. Portfolio
Common Stocks	$2,292,420	$575	$—		$2,292,995
Contingent Right	—	—	—	[2]	—
Exchange-Traded Fund	10,817	—	—		10,817
Investment Companies	206,770	—	—		206,770
Purchased Options	1,751	—	—		1,751
Total Investment Securities	$2,511,758	$575	$—		$2,512,333
Other Financial Instruments[1]
Futures	$6,242	$—	$—		$6,242
Written Options	(1,808)	—	—		(1,808)
Total Investments	$2,516,192	$575	$—		$2,516,767

Small Cap-Mid Cap Portfolio
Common Stocks	$84,577	$5	$—		$84,582
Contingent Rights	135	1	—	[2]	136
Investment Companies	6,974	—	—		6,974
Total Investment Securities	$91,686	$6	$—		$91,692
Other Financial Instruments[1]
Futures	$289	$—	$—		$289
Total Investments	$91,975	$6	$—		$91,981

ESG Growth Portfolio
Common Stocks	$180,343	$20	$—	[2]	$180,363
Preferred Stocks	97	—	—		97
Investment Company	2,596	—	—		2,596
Total Investment Securities	$183,036	$20	$—		$183,056
Other Financial Instruments[1]
Futures	$46	$—	$—		$46
Total Investments	$183,082	$20	$—		$183,102

Catholic SRI Growth Portfolio
Common Stocks	$32,292	$2	$—	[2]	$32,294
Preferred Stocks	44	—	—		44
Investment Companies	31	—	—		31
Total Investment Securities	$32,367	$2	$—		$32,369

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs		Total
International Portfolio
Common Stocks	$708,035	$168	$—	[2]	$708,203
Preferred Stocks	3,530	—	—		3,530
Investment Company	6,398	—	—		6,398
Purchased Options	153				153
Total Investment Securities	$718,116	$168	$—		$718,284
Other Financial Instruments[1]
Futures	$184	$—	$—		$184
Written Options	(170)	—	—		(170)
Total Investments	$718,130	$168	$—		$718,298

Institutional International Portfolio
Common Stocks	$931,821	$422	$—	[2]	$932,243
Preferred Stocks	5,003	—	—		5,003
Right	14	—	—		14
Warrant	14	—	—		14
Investment Companies	214,532	—	—		214,532
Purchased Options	710	—	—		710
Total Investment Securities	$1,152,094	$422	$—		$1,152,516
Other Financial Instruments[1]
Futures	$1,482	$—	$—		$1,482
Written Options	(799)	—			(799)
Total Investments	$1,152,777	$422	$—		$1,153,199

Emerging Markets Portfolio
Common Stocks	$729,790	$8,516	$—	[2]	$738,306
Preferred Stocks	7,085	—	—		7,085
Right	—	—	—		—
Investment Companies	52,517	—	—		52,517
Purchased Options	181	—	—		181
Total Investment Securities	$789,573	$8,516	$—		$798,089
Other Financial Instruments[1]
Futures	$(239)	$—	$—		$(239)
Written Options	(202)	—	—		(202)
Total Return Swaps	—	15	—		15
Total Investments	$789,132	$8,531	$—		$797,663

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Core Fixed Income Portfolio
Asset Backed Securities	$—	$65	$—	$65
Collateralized Mortgage Obligations	—	1,053	—	1,053
U.S. Government Agency Mortgages	—	707	—	707
U.S. Government Agency Securities	—	13,631	—	13,631
Corporate Bonds	—	24,730	—	24,730
U.S. Treasury Obligations	—	19,376	—	19,376
Yankee Dollars	—	3,064	—	3,064
Investment Companies	2,603	—	—	2,603
Total Investment Securities	$2,603	$62,626	$—	$65,229
Other Financial Instruments[1]
TBA Sale Commitments	$—	$(79)	$—	$(79)
Total Investments	$2,603	$62,547	$—	$65,150

Corporate Opportunities Portfolio
Common Stock	$—	$—	$—	$—
Loan Participations and Assignments	—	—	22,291	22,291
Investment Companies	274,774	—	—	274,774
Total Investment Securities	$274,774	$—	$22,291	$297,065
Other Financial Instruments[1]
Futures	$3,052	$—	$—	$3,052
Total Investments	$277,826			$300,117

U.S. Government Fixed Income Portfolio
U.S. Government Agency Securities	$—	$8,468	$—	$8,468
U.S. Treasury Obligations	—	259,408	—	259,408
Yankee Dollar	—	124	—	124
Total Investment Securities	$—	$268,000	$—	$268,000

U.S. Corporate Fixed Income Portfolio
Corporate Bonds	$—	$211,447	$—	$211,447
Yankee Dollars	—	26,465	—	26,465
Loan Participations and Assignments	—	—	14,861	14,861
Investment Companies	41,900	—	—	41,900
Total Investment Securities	$41,900	$237,912	$14,861	$294,673

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
U.S. Mortgage/Asset Backed Fixed Income Portfolio
Asset Backed Securities	$—	$1,200	$—	$1,200
Collateralized Mortgage Obligations	—	14,418	—	14,418
U.S. Government Agency Mortgages	—	185,217	—	185,217
Investment Company	62,336	—	—	62,336
Total Investment Securities	$62,336	$200,835	$—	$263,171
Other Financial Instruments[1]
TBA Sale Commitments	$—	$(607)	$—	$(607)
Total Investments	$62,336	$200,228	$—	$262,564

Short-Term Municipal Portfolio
Municipal Bonds	$—	$142,558	$—	$142,558
Investment Company	845	—	—	845
Total Investment Securities	$845	$142,558	$—	$143,403

Intermediate Municipal Portfolio
Municipal Bonds	$—	$380,662	$—	$380,662
Investment Company	109	—	—	109
Total Investment Securities	$109	$380,662	$—	$380,771

Intermediate Municipal II Portfolio
Municipal Bonds	$—	$68,351	$—	$68,351
Investment Companies	26,085	—	—	26,085
Total Investment Securities	$26,085	$68,351	$—	$94,436

Amounts designated as “—” are $0 or have been rounded to $0.

[1]

Other Financial Instruments are TBA sale commitments or derivative instruments not reflected in the total investment securities, such as futures, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.

[2]

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with the additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period. As of December 31, 2021, Level 3 investments were 0.00% of net assets and are not considered significant.

A reconciliation of Level 3 financial instruments is presented when a Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value (amounts in thousands):

Portfolio	Asset Group	Balance as of June 30, 2021	Realized Gain/ (Loss)	Change in Unrealized Appreciation / (Depreciation)	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of December 31, 2021
Corporate Opportunities Portfolio	Loan Participations and Assignments	$14,958	$(3)	$4	$14,107	$(6,775)	$—	$—	$22,291
U.S. Corporate Fixed Income Portfolio	Loan Participations and Assignments	9,972	(2)	3	9,245	(4,357)	—	—	14,861

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

The Portfolios’ financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

C. Securities Transactions and Investment Income. For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from principal payment transactions on mortgage-backed and asset- backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of the cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio records adjustments to the estimated amounts of the components of distributions to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D. Restricted Securities. A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid.

E. Allocations. Expenses directly attributable to a Portfolio are charged to that Portfolio. Class-specific expenses, if any, are borne by that class. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method. Income, non-class-specific expenses and realized and unrealized gains and losses are allocated to the respective classes based on relative net assets.

F. Dividends and Capital Gain Distributions to Shareholders. The Core Fixed Income Portfolio, U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, Short-Term Municipal Portfolio, Intermediate Municipal Portfolio and Intermediate Municipal II Portfolio declare and distribute dividends from net investment income, if any, on a monthly basis. The Value Portfolio, Growth Portfolio, Institutional U.S. Portfolio, Small Cap-Mid Cap Portfolio, ESG Growth Portfolio, Catholic SRI Growth Portfolio and Corporate Opportunities Portfolio declare and distribute dividends from net investment income, if any, on a quarterly basis. The International Portfolio and Institutional International Portfolio declare and distribute dividends from net investment income, if any, on a semiannual basis. The Emerging Markets Portfolio declares and distributes dividends from net investment income, if any, on an annual basis. Net realized capital gains, if any, are declared and distributed at least annually by each Portfolio.

G. Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security from the Portfolio at an agreed-upon price and date. Repurchase agreements may involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the seller’s obligation to repurchase is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act). If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board, or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Portfolio at approximately their carrying value in the ordinary course of business within seven calendar days. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA

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Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the transaction. Upon a bankruptcy or insolvency of the counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

H. TBA Purchase and Sale Commitments. Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

I. Commission Recapture. Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory and distribution fees. The expenses eligible to be paid will include, but are not limited to, administrative service fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as “Expenses paid indirectly” on the Statements of Operations.

For the period ended December 31, 2021, the following commissions were recaptured:

Portfolio	Commissions Recaptured (000)
Growth Portfolio	$1
Institutional U.S. Portfolio	7
Small Cap-Mid Cap Portfolio	1

J. Foreign Exchange Transactions. The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i) value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii) purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

The Portfolios may be subject to foreign taxes on gains in investments or currency repatriation. The Portfolios accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

K. Derivative Instruments. Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

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Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

The following is a summary of the fair value of derivative instruments held by the Portfolios as of December 31, 2021 (amounts in thousands).

	Assets
Portfolio	Unrealized appreciation on futures contracts*	Investments, at value for purchased options	Swap agreements, at value*
Equity Risk Exposure:
Value Portfolio	$37	$148	$—
Growth Portfolio	739	166	—
Institutional U.S. Portfolio	6,242	1,751	—
Small Cap-Mid Cap Portfolio	289	—	—
ESG Growth Portfolio	46	—	—
International Portfolio	184	153	—
Institutional International Portfolio	1,482	710	—
Emerging Markets Portfolio	—	181	2,389
Corporate Opportunities Portfolio	2,355	—	—

Interest Rate Risk Exposure:
Corporate Opportunities Portfolio	697	—	—

	Liabilities
Portfolio	Unrealized depreciation on futures contracts*	Written options, at fair value	Swap agreements, at value*
Equity Risk Exposure:
Value Portfolio	$—	$155	$—
Growth Portfolio	—	178	—
Institutional U.S. Portfolio	—	1,808	—
International Portfolio	—	170	—
Institutional International Portfolio	—	799	—
Emerging Markets Portfolio	239	202	2,374

Amounts designated as “—” are $0 or have been rounded to $0.

*	Total fair value is presented by Primary Risk Exposure. For futures contracts, the amounts represent their cumulative appreciation/depreciation, which includes movements of variation margin.

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Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statements of Operations for the period ended December 31, 2021 (amounts in thousands):

Portfolio	Net realized gains/(losses) from futures transactions	Net realized gains/(losses) from written options transactions	Net realized gains/(losses) from purchased options transactions	Net realized gains/(losses) from swap transactions
Equity Risk Exposure:
Value Portfolio	$551	$1,328	$(726)	$—
Growth Portfolio	1,024	1,858	(1,033)	—
Institutional U.S Portfolio	29,301	15,226	(8,458)	—
Small Cap-Mid Cap Portfolio	(375)	—	—	—
ESG Growth Portfolio	123	—	—	—
International Portfolio	(202)	1,185	(556)	—
Institutional International Portfolio	(4,594)	6,366	(3,048)	—
Emerging Markets Portfolio	(6,821)	1,568	(751)	(1,890)
Corporate Opportunities Portfolio	11,770	—	—	—

Interest Rate Risk Exposure:
Corporate Opportunities Portfolio	(2,930)	—	—	—

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Portfolio	Change in unrealized appreciation/ (depreciation) on futures	Change in unrealized appreciation/ (depreciation) on written options	Change in unrealized appreciation/ (depreciation) on purchased options	Change in unrealized appreciation/ (depreciation) on swaps
Equity Risk Exposure:
Value Portfolio	$25	$(277)	$(14)	$—
Growth Portfolio	363	(317)	(35)	—
Institutional U.S. Portfolio	2,466	(2,584)	(215)	—
Small Cap-Mid Cap Portfolio	354	—	—	—
ESG Growth Portfolio	49	—	—	—
International Portfolio	312	(280)	15	—
Institutional International Portfolio	5,913	(1,319)	142	—
Emerging Markets Portfolio	(5)	(384)	40	(3,181)
Corporate Opportunities Portfolio	727	—	—	—

Interest Rate Risk Exposure:
Corporate Opportunities Portfolio	953	—	—	—

Amounts designated as “—” are $0 or have been rounded to $0.

The Trust may be subject to master netting agreements (“MNA”) that allow for amounts owed between a Portfolio and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the counterparty. The MNA do not apply to amounts owed to/from different counterparties. The amounts shown in

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Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable MNA. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Portfolio’s ability to transact net amounts with counterparties at December 31, 2021.

As of December 31, 2021, each Portfolio’s derivative assets and liabilities by type are as follows (amounts in thousands):

	Value Portfolio		Growth Portfolio		Institutional U.S. Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$37	$—	$739	$—	$6,242	$—
Options on futures contracts*	148	155	166	178	1,751	1,808
Total derivative assets and liabilities in the Statements of Assets and Liabilities	185	155	905	178	7,993	1,808
Derivatives not subject to a MNA or similar agreement	(185)	(155)	(905)	(178)	(7,993)	(1,808)
Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—

	Small Cap-Mid Cap Portfolio		ESG Growth Portfolio		International Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$289	$—	$46	$—	$184	$—
Options on futures contracts*	—	—	—	—	153	170
Total derivative assets and liabilities in the Statements of Assets and Liabilities	289	—	46	—	337	170
Derivatives not subject to a MNA or similar agreement	(289)	—	(46)	—	(337)	(170)
Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—

	Institutional International Portfolio		Emerging Markets Portfolio		Corporate Opportunities Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$—	$—	$239	$3,052	$—
Options on futures contracts*	710	799	181	202	—	—
Swap agreements	—	—	2,389	2,374	—	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	710	799	2,570	2,815	3,052	—
Derivatives not subject to a MNA or similar agreement	(710)	(799)	(181)	(441)	(3,052)	—
Total assets and liabilities subject to a MNA	$—	$—	$2,389	$2,374	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

*	Includes options contracts purchased at value as reported in the Statements of Assets and Liabilities.

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Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

The following table represents the Emerging Markets Portfolio’s derivative assets by counterparty, net of amounts available for offset under an MNA and net of the related collateral received by the Portfolio as of December 31, 2021 (amounts in thousands).

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets
Emerging Markets Portfolio
Morgan Stanley	$2,389	$(2,374)	$—	$—	$15
Total	$2,389	$(2,374)	$—	$—	$15

The following table represents the Emerging Markets Portfolio’s derivative liabilities by counterparty, net of amounts available for offset under an MNA and net of the related collateral pledged by the Portfolio as of December 31, 2021 (amounts in thousands).

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities
Emerging Markets Portfolio
Morgan Stanley	$2,374	$(2,374)	$—	$—	$—
Total	$2,374	$(2,374)	$—	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

(a)

The actual collateral received or pledged may be in excess of the amounts shown in the tables. The tables only reflect collateral amounts up to the amount of the financial instruments disclosed on the Statements of Assets and Liabilities.

Forward Currency Contracts: Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio is subject to credit risk, which is the risk that the counterparty is unable to meet the terms of a forward contract, and market risk, which is the risk that the value of the currency changes unfavorably.

Forward contracts may involve credit or market risk in excess of the amounts reflected on a Portfolio’s Statement of Assets and Liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such forward contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held are recorded for financial reporting purposes as net unrealized gains or losses. In addition, at December 31, 2021, the Portfolios entered into currency contracts to settle trades in foreign currencies. These transactions are included in “Receivable from investments sold” and “Payable for investments purchased” on the Statements of Assets and Liabilities. The Portfolios did not invest in forward currency contracts during the period ended December 31, 2021.

Financial Futures Contracts: Certain of the Portfolios may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) in order to reduce such risks, as part of their investment strategies or to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures

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Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” may be made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin, which is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). When a futures contract is closed, a realized gain or loss is recorded as “Net realized gains/(losses) from futures transactions” on the Statement of Operations. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the broker. The notional value of the futures contracts outstanding at December 31, 2021 and the month-end average notional amount for the period ended December 31, 2021 are detailed in the table below:

	Outstanding Notional Amount (000)		Monthly Average Notional Amount (000)
Futures Contracts:	Long	Short	Long	Short
Value Portfolio	$2,517	$—	$5,774	$—
Growth Portfolio	18,883	—	11,041	—
Institutional U.S. Portfolio	304,485	—	310,039	—
Small Cap-Mid Cap Portfolio	6,728	—	5,764	—
ESG Growth Portfolio	2,472	—	2,619	—
International Portfolio	11,609	—	16,418	—
Institutional International Portfolio	94,846	—	134,821	—
Emerging Markets Portfolio	62,357	—	62,326	—
Corporate Opportunities Portfolio	280,075	—	288,687	—

Amounts designated as “—” are $0 or have been rounded to $0.

Purchased Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks, as part of their investment strategies and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price. The Portfolio pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction.

Written Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks, as part of their investment strategies and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities on the Statement of Assets and Liabilities and are marked-to-market to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from written options transactions” on the Statement of Operations (if applicable). When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

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Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

The notional value of purchased and written options outstanding at December 31, 2021 and the month-end average notional amount for the period ended December 31, 2021 are detailed in the tables below:

Purchased Option Contracts:	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)
Value Portfolio	$10,708	$12,555
Growth Portfolio	13,231	18,064
Institutional U.S. Portfolio	121,221	149,305
International Portfolio	10,294	9,536
Institutional International Portfolio	47,728	50,097
Emerging Markets Portfolio	12,166	12,282

Written Option Contracts:	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)
Value Portfolio	$37,979	$45,554
Growth Portfolio	50,105	63,204
Institutional U.S. Portfolio	412,618	518,136
International Portfolio	38,570	41,366
Institutional International Portfolio	185,792	220,331
Emerging Markets Portfolio	46,622	53,531

Swap Agreements: Certain of the Portfolios may enter into swap agreements (“swaps”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or cleared through a third party, known as a clearing organization (“centrally cleared swap”). Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation or depreciation on swap agreements on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin on swap agreements on the Statement of Assets and Liabilities.

Total Return Swaps: Certain of the Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve

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Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Portfolio on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap transactions.” A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy obligations to the Portfolio. The unrealized gain or loss at December 31, 2021 is disclosed in the swap tables included in the Portfolios of Investments. The notional value of the swap agreements outstanding at December 31, 2021 and the month-end average notional amount for the period ended December 31, 2021 are detailed in the table below:

Total Return Swap Agreements:	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)
Emerging Markets Portfolio	$68,226	$69,405

L. Loan Participations and Assignments. Certain of the Portfolios may purchase participations in commercial loans. Loan participations typically will result in a Portfolio having a contractual relationship only with the lender, not with the borrower. A Portfolio will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing loan participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a loan participation, a Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Portfolio will acquire loan participations only if the lender interpositioned between the Portfolio and the borrower is determined by the applicable Specialist Manager or the Adviser to be creditworthy. When a Portfolio purchases assignments from lenders, the Portfolio will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Investments in loans may include unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. Any such fees earned are recorded as a component of interest income on the Statements of Operations.

M. Securities Lending. Certain of the Portfolios may lend their portfolio securities to broker-dealers pursuant to a Master Securities Lending Agreement (“MSLA”) that requires the borrower to post collateral equal to at least the market value of the securities loaned, which is marked-to-market on a daily basis. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted

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Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

the next business day. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Portfolios pay various fees in connection with the investment of the collateral. Any voting rights, or rights to consent, relating to securities loaned, pass to the borrower. Currently cash collateral received by a Portfolio in securities lending transactions may only be invested in repurchase agreements or money market funds that invest in U.S. treasury obligations. A Portfolio bears the risk of such investments. Securities on loan at December 31, 2021 are presented in the Portfolios of Investments. The Portfolios pay the Securities Lending Agent fees based on the investment income received from securities lending activities as reflected on the Statements of Operations.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as “Payable for collateral received on loaned securities.” Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by the Portfolios as an investment, at value on the Statements of Assets and Liabilities. The Portfolios may receive non-cash collateral in the form of securities such as U.S. treasuries, which the Portfolios may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by a Portfolio under a MSLA which permits the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and create a net payment due to or from the Portfolio.

The following table is a summary of the Portfolios’ securities lending transactions accounted for as secured borrowings, which are subject to offset under an MSLA, at December 31, 2021 (amounts in thousands):

Portfolio	Value of Securities on Loan	Value of Collateral Received*	Net Amount
Growth Portfolio	$407	$407	$—
Institutional U.S. Portfolio	1,748	1,748	—
Small Cap-Mid Cap Portfolio	174	174	—
Catholic SRI Growth Portfolio	27	13	14
Institutional International Portfolio	8,625	472	8,153
Emerging Markets Portfolio	1,922	421	1,501
U.S. Corporate Fixed Income Portfolio	5	5	—

Amounts designated as “—” are $0 or have been round to $0.

*

The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the value of securities on loan as disclosed in the Portfolios of Investments and excludes any non-cash collateral received. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day.

Securities lending transactions as of December 31, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Collateral Held
Portfolio	Overnight and Continuous - Investment Companies		Total*
Growth Portfolio	$432		$432
Institutional U.S. Portfolio	1,848		1,848
Small Cap-Mid Cap Portfolio	178		178
Catholic SRI Growth Portfolio	13		13
Institutional International Portfolio	472		472
Emerging Markets Portfolio	421		421
Corporate Opportunities Portfolio	1,177	**	1,177
U.S. Corporate Fixed Income Portfolio	6		6

*

Excludes non-cash collateral received with a value of (amounts in thousands) $27, $8,699 and $1,718 for the Catholic SRI Growth Portfolio, Institutional International Portfolio and Emerging Markets Portfolio, respectively.

**	Represents collateral received from prior securities lending activity.

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Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

N. Recent Accounting Pronouncements. In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020 – 04”), “Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, ASU 2020 – 04 provides the Portfolios with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g. LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications, such as those within the scope of Topic 310 on receivables, to be accounted as a continuation of the existing contract. This ASU was effective upon the issuance and its optional relief can be applied through December 31, 2022. The Portfolios will consider this optional guidance prospectively, if applicable.

3. INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS. The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average daily net assets of that portion of the Portfolio managed.

For the period ended December 31, 2021, the Portfolios incurred the following investment advisory fees, before any applicable fee waivers, with respect to the services of the indicated Specialist Manager(s) as reflected on the Statements of Operations as “Advisory fees.” The following annual fee rates are applied to the portions of the Portfolios that are managed by the Specialist Managers in determining amounts earned, except as footnoted.

Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Echo Street Capital Management, LLC	$—	0.65	%(a)(b)
Frontier Capital Management Company, LLC	—	0.45	%(b)(c)
Mellon Investments Corporation (Index Strategy)	—	0.04	%(b)(d)
Mellon Investments Corporation (Factor Strategy)	—	0.065	%(b)(d)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	6	0.45	%(e)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(b)(f)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	283	0.08	%(g)
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	33	2.04	%(h)
Total	$322	0.09%

Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Echo Street Capital Management LLC	$—	0.65	%(a)(b)
Jennison Associates, LLC	339	0.30	%(i)
Mellon Investments Corporation (Index Strategy)	—	0.04	%(b)(d)
Mellon Investments Corporation (Factor Strategy)	—	0.065	%(b)(d)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	7	0.32	%(e)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(b)(f)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	291	0.08	%(g)
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	33	1.03	%(h)
Total	$670	0.14%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

Institutional U.S. Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Echo Street Capital Management LLC	$903	0.65	%(a)
Frontier Capital Management Company, LLC	—	0.45	%(b)(c)
Jennison Associates, LLC	173	0.30	%(i)
Mellon Investments Corporation (Index Strategy)	279	0.04	%(d)
Mellon Investments Corporation (Factor Strategy)	121	0.065	%(d)
Pacific Investment Management Company, LLC (Enhanced Index Strategy)	—	0.25	%(b)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	72	0.07	%(e)
Parametric Portfolio Associates, LLC (Targeted Strategy)	7	0.08	%(f)
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	33	0.24	%(h)
Wellington Management Company, LLP	287	0.75	%(j)
Total	$1,875	0.15%

Small Cap-Mid Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Frontier Capital Management Company, LLC	$89	0.45	%(c)
Mellon Investments Corporation (Index Strategy)	—	0.04	%(b)(d)
Mellon Investments Corporation (Factor Strategy)	—	0.065	%(b)(d)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	7	0.24	%(e)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(b)(f)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	20	0.08	%(g)
Total	$116	0.24%

ESG Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$—	0.12	%(b)
Mellon Investments Corporation	70	0.10%
Parametric Portfolio Associates, LLC (Liquidity Strategy)	6	0.42	%(e)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(b)(f)
RBC Global Asset Management (U.K.) Limited	99	0.55	%(k)
Total	$175	0.20%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

Catholic SRI Growth Portfolio

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$—	0.12	%(b)
Mellon Investments Corporation	15	0.10%
Parametric Portfolio Associates, LLC (Liquidity Strategy)	—	0.05	%(b)(e)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(b)(f)
Total	$15	0.10%

International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
City of London Investment Management Company, Limited	$—	0.55	%(b)(l)
Mellon Investments Corporation (Developed Markets Strategy)	—	0.05	%(b)(m)
Mellon Investments Corporation (Developed Factor Strategy)	—	0.075	%(b)(m)
Mellon Investments Corporation (Emerging Markets Strategy)	—	0.13	%(b)(m)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	9	0.14	%(e)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(b)(f)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	279	0.08	%(g)
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	33	1.43	%(h)
WCM Investment Management, LLC	—	0.85	%(b)(n)
Total	$321	0.09%

Institutional International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
City of London Investment Management Company, Limited	$378	0.55	%(l)
Mellon Investments Corporation (Developed Markets Strategy)	235	0.05	%(m)
Mellon Investments Corporation (Developed Factor Strategy)	—	0.075	%(b)(m)
Mellon Investments Corporation (Emerging Markets Strategy)	—	0.13	%(b)(m)
Pacific Investment Management Company, LLC	—	0.39	%(b)(o)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	45	0.07	%(e)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(b)(f)
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	33	0.64	%(h)
WCM Investment Management, LLC	—	0.85	%(b)(n)
Total	$691	0.11%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

Emerging Markets Portfolio:

Specialist Manager	Amount Earned (000)	Fee
City of London Investment Management Company, Limited	$—	1.00	%(b)(p)
Mellon Investments Corporation	404	0.13	%(m)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	20	0.09	%(e)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(b)(f)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	—	0.08	%(b)(g)
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	33	0.85	%(h)
RBC Global Asset Management (U.K.) Limited	588	0.75	%(q)
XY Investments (HK) Limited	350	1.00	%(r)
Total	$1,395	0.31%

Core Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$12	0.08%
Mellon Investments Corporation (U.S. Government, Mortgage and Asset Backed Strategy)	10	0.06%
Mellon Investments Corporation (Corporate Strategy)	—	0.15	%(b)
Pacific Investment Management Company, LLC	—	0.25	%(b)(s)
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	—	N/A	(b)(t)
Total	$22	0.07%

Corporate Opportunities Portfolio

Specialist Manager	Amount Earned (000)	Fee
City of London Investment Management Company, Limited	$—	0.45	%(b)
Fort Washington Investment Advisors, Inc.	—	0.20	%(b)(u)
Mellon Investments Corporation	—	0.25	%(b)
Pacific Investment Management Company, LLC	—	0.45	%(b)(v)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	98	0.07	%(e)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(b)(f)
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	—	N/A	(b)(h)
Western Asset Management Company, Ltd.	—	0.75	%(b)
Total	$98	0.06%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

U.S. Government Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Investments Corporation	$78	0.06%
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	—	N/A	(b)(t)
	$78	0.06%

U.S. Corporate Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$99	0.08%
Mellon Investments Corporation	—	0.15	%(b)
Pacific Investment Management Company, LLC	—	0.60	%(b)(w)
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	—	N/A	(b)(t)
Total	$99	0.07%

U.S. Mortgage/Asset Backed Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Investments Corporation	$61	0.06%
Pacific Investment Management Company, LLC	—	0.60	%(b)(w)
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	—	N/A	(b)(t)
	$61	0.06%

Short-Term Municipal Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$92	0.125%

Intermediate Municipal Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$—	0.125	%(b)
City of London Investment Management Company, Limited	—	0.45	%(b)
Insight North America LLC (formerly Mellon Investments Corporation)	323	0.17	%(x)
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	—	N/A	(b)(t)
Total	$323	0.17%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

Intermediate Municipal II Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$38	0.125%
City of London Investment Management Company, Limited	49	0.45	%(b)
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	—	N/A	(b)(t)
Total	$87	0.19%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)

Echo Street Capital Management LLC (“Echo Street”) receives a fee based on the average daily net assets, payable quarterly, of that portion of assets managed by Echo Street, at the annual rate of 0.85% of the first $50 million of Combined Assets (as defined below); 0.70% of the next $50 million of Combined Assets; 0.60% of the next $100 million of Combined Assets; and 0.55% of Combined Assets in excess of $200 million.

“Combined Assets” shall mean the sum of: the net assets of each portion of the Value Portfolio, Growth Portfolio, and Institutional U.S. Portfolio allocated to Echo Street.

(b)	Specialist Manager approved by the Board but a strategy to which no assets were allocated during the period ended December 31, 2021.

(c)

Frontier Capital Management Company, LLC (“Frontier”) receives a fee based on the average daily net assets of that portion of assets managed by Frontier, at an annual rate of 0.45% on the first $90 million of the Combined Assets (as defined below) and 0.75% of Combined Assets exceeding $90 million.

“Combined Assets” shall mean the sum of: the net assets of that portion managed by Frontier in the Value Portfolio, Institutional U.S. Portfolio, Small Cap-Mid Cap Portfolio, and the net assets invested in the same strategy as the Portfolios that are managed by Frontier for certain other clients of the Trust’s primary adviser.

(d)

For assets allocated to an Index Strategy, for so long as the Combined Assets (as defined below) are greater than $2 billion, Mellon Investments Corporation (“Mellon”) receives a fee at the annual rate of 0.04% of the average daily net assets of the Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawals or redemptions reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at annual rate of 0.065%. Index Strategy shall mean a portfolio wherein the Portfolio Manager seeks to approximate, over the long term, the performance of a specific market index.

For assets allocated to a Factor Strategy, for so long as the Combined Assets are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of the Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at annual rate of 0.075%. Factor Strategy shall mean a portfolio wherein the Portfolio Manager seeks to implement a strategy developed by Hirtle Callaghan & Co. or an affiliate with the objective of obtaining exposure to one or more factors such as value or quality within the U.S. equity markets.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Growth Portfolio, Institutional U.S. Portfolio, Small Cap-Mid Cap Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon using these strategies in other investment advisory accounts for which HC Capital Solutions serves as investment adviser.

(e)

With respect to its Liquidity Strategy, Parametric Portfolio Associates, LLC (“Parametric”), a part of the asset management division of Morgan Stanley Investment Management, receives a fee, which shall be calculated daily and payable monthly in arrears, at an annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below); 0.10% of the next $100 million of Combined Liquidity Assets; and 0.05% of Combined Liquidity Assets over $150 million. Parametric is also entitled to receive a flat fee of $10,000 per year for each Portfolio. One Twelfth of the flat fee with respect to any given Portfolio will be waived with respect to each calendar month during which no Portfolio assets were allocated to the Liquidity Strategy in that Portfolio.

“Combined Liquidity Assets” shall mean the sum of: the net assets of that portion of each Portfolio managed by Parametric for investment in its Liquidity Strategy.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

(f)

With respect to its Targeted Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears at the rate of 0.05%. Parametric is also entitled to receive a flat fee of $5,000 per year for each Portfolio, provided that such fee will be waived with respect to each calendar year during which no Portfolio assets were allocated to the Targeted Strategy in that Portfolio.

(g)

With respect to its Tax-Managed Custom Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears at the annual rate of 0.10% of the first $250 million of the Combined Tax-Managed Custom Strategy Assets (as defined below); 0.09% of the next $250 million of the Combined Tax-Managed Custom Strategy Assets; 0.08% of the next $500 million of the Combined Tax-Managed Custom Strategy Assets; and 0.07% of the Combined Tax-Managed Custom Strategy Assets over $1 billion.

“Combined Tax-Managed Custom Strategy Assets” shall mean the sum of: the net assets of that portion of each of the other Portfolios of the Trust allocated to Parametric from time to time for investment in their Tax-Management Custom Core Strategy.

(h)

With respect to its Options Overlay Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears, of $5,500 per calendar month for each Portfolio, provided that such fee will be waived with respect to each calendar month during which no Portfolio assets were allocated to the Options Overlay Strategy in that Portfolio.

(i)

Jennison Associates LLC (“Jennison”) is entitled to receive an annual fee of no more than 0.30% of average daily net assets of that portion of the Growth Portfolio and Institutional U.S. Portfolio allocated to Jennison (the “Jennison Accounts”). While the rate at which Jennison’s fee for managing the Portfolios will not exceed 0.30%, the fee may decrease based on the aggregate market value of the Jennison Accounts and certain other assets managed by Jennison (which may pay fees exceeding 0.30%) for the benefit of certain investors who are clients of the Trust’s primary adviser at the following annual rates:

— 0.75% on the first $10 million;

— 0.50% on the next $30 million;

— 0.35% on the next $25 million;

— 0.25% on the next $335 million;

— 0.22% on the next $600 million;

— 0.20% on the next $4 billion; and

— 0.25% on the balance

(j)

Wellington Management Company, LLP (“Wellington”) receives a fee, which shall be payable monthly in arrears of 0.75% of the average daily net assets of the first $50 million of the Combined Assets (as defined below). On Combined Assets over $50 million, the fee shall be at the annual rate of 0.65% of the Combined Assets.

“Combined Assets” shall mean the sum of: the net assets of the Institutional U.S. Portfolio and assets in the same investment strategy as the Portfolio that are managed by Wellington for certain other clients of the Trust’s primary adviser.

(k)

RBC Global Asset Management (U.K.) Limited (“RBC”) receives a fee based on the average daily net assets, payable monthly, of that portion of assets managed by RBC, at the annual rate of 0.55% of the first $50 million; 0.50% of the next $50 million; and 0.45% exceeding $100 million.

(l)

City of London Investment Management Company, Limited (“CLIM”) receives a fee, which shall be calculated daily and payable monthly in arrears at the annual rate of 0.80% of the first $50 million of the Combined Assets (as defined below) and 0.40% of the Combined assets exceeding $50 million.

“Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in the International Portfolio and the Institutional International Portfolio; and the net assets invested in the same strategy as the Portfolios that are managed by CLIM for certain other clients of the Trust’s primary adviser.

(m)

For its services to the International Portfolio and the Institutional International Portfolio, Mellon receives differing fees from each Portfolio with respect to each of Mellon’s Developed Index Strategy, Developed Factor Strategy, and Emerging Markets Strategy calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it.

For assets allocated to a Developed Index Strategy (the “Index Account”), for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.05% of the average daily net assets of the Index Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Index Account at an annual rate of 0.06%.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

For assets allocated to a Developed Factor Strategy (the “Factor Account”), for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.075% of the average daily net assets of the Factor Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemptions reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at an annual rate of 0.085%.

For assets allocated to an Emerging Markets Strategy (the “EM Account”), for so long as the aggregate assets allocated to Mellon for all of its passive equity mandates (including accounts for other clients of the Advisor and certain of its affiliates besides the Trust) exceed $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of the EM Account. Should these aggregate assets fall below $2 billion; the fee will be calculated at an annual rate of 0.15% for those assets allocated to emerging markets strategies.

The term “Combined Assets” means the sum of: (i) the net assets of the Value Portfolio, Growth Portfolio, Institutional U.S. Portfolio, Small Cap-Mid- Cap Portfolio, International Portfolio, Institutional International Portfolio and the Emerging Markets Portfolio of the Trust (“collectively the “Trust Portfolios”) managed by the Mellon; and (ii) the net assets of each other investment advisory account for which HC Capital Solutions or one of its affiliates serves as investment adviser and for which Mellon provides portfolio management services using the strategies employed in Trust Portfolios.

(n)

WCM Investment Management, LLC (“WCM”) received a fee, which was calculated daily and payable monthly in arrears at the annual rate of 0.85% of the first $100 million of the Combined Assets (as defined below) and 0.75% of Combined Assets exceeding $100 million.

“Combined Assets” shall mean the sum of: the net assets of that portion managed by WCM in the International Portfolio and the Institutional International Portfolio.

WCM’s Portfolio Management Agreement was terminated on August 19, 2021.

(o)

PIMCO receives a fee, which shall be payable monthly in arrears, at an annual rate of 0.39% on the month-end net assets subject to proration of contributions or withdrawals on daily net flows in excess of 1% of the month-end net assets.

(p)

CLIM receives a fee, which shall be calculated daily and payable quarterly in arrears at the annual rate of 1.00% of the first $100 million of the Combined Assets (as defined below); 0.80% of the next $100 million of Combined Assets; and 0.50% of Combined Assets exceeding $200 million.

“Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for certain other clients of the Trust’s primary adviser.

(q)

RBC receives a fee, which shall be payable quarterly in arrears at the annual rate of 0.80% of the first $100 million of the Combined Assets (as defined below); 0.65% of the next $150 million of Combined Assets; and 0.60% of Combined Assets in excess of $250 million.

“Combined Assets” shall mean the sum of: (i) the net assets of the Account; and (ii) the net assets of each other investment advisory account for which Hirtle Callaghan & Co. serves as investment adviser and for which Portfolio Manager provides portfolio management services (“Other Hirtle Accounts”) using the same strategies as employed for the Account.

(r)

XY Investments (HK) Limited receives a fee, which shall be payable monthly in arrears at the annual rate of 1.00% of the average daily net assets of the Account. The annual rate shall be reduced to 0.90% once the assets under management with respect to the Portfolio Manager’s and its affiliates Offshore Strategy (as defined below) exceeds $2 billion.

“Offshore Strategy” shall mean any vehicle, fund, account or other product utilizing a quantitative enhanced index investment strategy of investing in a China A-share market, but excluding any vehicle, fund, account or product dedicated solely to the Portfolio Manager’s Shanghai business.

(s)

PIMCO receives a fee, which shall be payable monthly in arrears, at an annual rate of 0.25% on the month-end net assets subject to proration for contributions and withdrawals on daily net flows in excess of 1% of the month-end net assets.

(t)

With respect to its Options Overlay Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears, of $4,500 per calendar month for each Portfolio, provided that such fee will be waived with respect to the calendar month during which no Portfolio assets were allocated to the Options Overlay Strategy in that Portfolio,

(u)

Fort Washington Investment Advisors, Inc. (“Fort Washington”) receives a fee, which shall be payable quarterly in arrears. For so long as the Combined Assets (as defined below) are greater than $200 million, the fee shall be at the annual rate of 0.20% of the Combined Assets. If the Combined Assets are reduced to $200 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date of such withdrawals or redemptions, the fee shall be based on 0.40% of the first $25 million of the Combined Assets, 0.375% of the next $25 million of the Combined Assets, 0.3375% of the next $50 million of the Combined Assets, 0.25% of the next $100 million of the Combined Assets, and 0.20% exceeding $200 million.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

“Combined Assets” shall mean the sum of: the net assets managed by Fort Washington in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Fort Washington for the benefit of certain investors who are clients of the Trust’s primary adviser.

(v)

PIMCO receives a fee, which shall be payable monthly in arrears, at an annual rate of 0.45% on the month-end net assets subject to proration for contributions or withdrawals on daily net flows in excess of 1% of the month-end net assets.

(w)

PIMCO receives a fee, which shall be payable monthly in arrears, at an annual rate of 0.60% on the month-end net assets subject to proration for contributions or withdrawals on daily net flows in excess of 1% of the month-end nets assets.

(x)

Insight North America LLC (“Insight”) receives a fee, which shall be calculated daily and payable quarterly, at an annual rate of 0.25% for the first $100 million of the Combined Assets (as defined below); and 0.15% of the Combined Assets exceeding $100 million. Insight is entitled to receive a fee at an annual rate not to exceed 0.20% of the Combined Assets.

“Combined Assets” shall mean the sum of: the net assets managed by Insight in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Insight for the benefit of certain investors who are clients of the Trust’s primary adviser.

Pursuant to discretionary investment advisory agreements between the Trust and the Adviser, the Adviser is paid a fee which is accrued daily and paid monthly at an annual rate of 0.05% of average daily net assets per Portfolio. The fees that the Adviser receives are listed as “Management fees” on the Statements of Operations. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers retained by the Trust, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. The Adviser is also authorized to allocate and reallocate assets among Specialist Managers in multi-manager portfolios of the Trust from time to time without additional authorization of the Board. In addition, the Adviser makes its officers available to serve as officers and/or Trustees of the Trust, and maintains office space sufficient for the Trust’s principal office. The Securities and Exchange Commission has issued an order that permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances.

Citi Fund Services Ohio, Inc. (“Citi”) provides the Portfolios with administrative and fund accounting services. The fees for these services are disclosed as “Administrative service fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0506% of the Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0047% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0276% of average daily net assets in excess of $12 billion. Citi receives additional fees paid by the Trust for compliance services, regulatory reporting services and reimbursement of certain expenses.

FIS Investor Services LLC, a wholly-owned subsidiary of Fidelity National Information Services, provides dividend and capital gains disbursing agent and transfer agency services. The fees for these services are disclosed as “Transfer agency fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0034% of the Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0003% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0019% of average daily net assets in excess of $12 billion.

The Trust has adopted a Distribution Plan for the HC Advisors Shares under which the Adviser may receive compensation for distribution services. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, the Adviser is entitled to receive a fee of up to 0.25% annually of the average daily net assets attributable to the HC Advisors Shares. The Adviser has voluntarily waived all fees associated with the Distribution Plan through December 31, 2021 and there is no current intention to collect such a fee in the future.

Ultimus Fund Distributors, LLC (“Ultimus”) provides certain distribution services to the Trust. Ultimus receives an annual fee of $50,000 for performing the services listed under its agreement with the Trust. None of Ultimus’ duties under its agreement are primarily intended to result in the sale of Trust shares.

Foreside Fund Officer Services LLC provides CCO services to the Trust pursuant to a Compliance Services Agreement assigned to Foreside effective December 7, 2021 by Alaric Compliance Services LLC (“Alaric”) following Foreside Financial Group, LLC’s acquisition of Alaric. Through December 31, 2021 the Trust paid an annual fee of $164,000 for such services.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

4. PURCHASE AND SALE TRANSACTIONS. The aggregate cost of purchases and proceeds from sales of investment securities, other than long-term U.S. government securities, TBA securities and short-term securities, for the period ended December 31, 2021 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Value Portfolio	$19,705	$26,008
Growth Portfolio	41,677	116,124
Institutional U.S Portfolio	274,329	267,986
Small Cap-Mid Cap Portfolio	23,483	28,929
ESG Growth Portfolio	6,740	4,992
Catholic SRI Growth Portfolio	3,603	2,209
International Portfolio	30,037	23,201
Institutional International Portfolio	54,352	35,763
Emerging Markets Portfolio	35,108	28,644
Core Fixed Income Portfolio	5,250	4,050
Corporate Opportunities Portfolio	5,647	6,027
U.S. Corporate Fixed Income Portfolio	47,126	37,224
U.S. Mortgage/Asset Backed Fixed Income Portfolio	547	1,369
Short-Term Municipal Portfolio	10,538	14,103
Intermediate Municipal Portfolio	28,542	19,424
Intermediate Municipal II Portfolio	24,301	10,994

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the period ended December 31, 2021 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$4,757	$4,770
U.S. Government Fixed Income Portfolio	75,858	52,614
U.S. Mortgage/Asset Backed Fixed Income Portfolio	33,974	27,903

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

5. FEDERAL INCOME TAXES. It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it (but not the shareholders) from all, or substantially all, federal income taxes. The Portfolios may, under certain circumstances, utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more likely than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a tax authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally the last three tax year ends 2019 to 2021 and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements. Furthermore, management of the Portfolios is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

A. As of the latest tax year ended June 30, 2021, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/depreciation were as follows (amounts in thousands):

Portfolio	Tax Cost of Investments	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Value Portfolio	$315,992	$378,658	$(1,068)	$377,590
Growth Portfolio	301,242	627,002	(2,406)	624,596
Institutional U.S. Portfolio	1,409,981	934,302	(25,947)	908,355
Small Cap Mid-Cap Portfolio	53,982	45,666	(1,626)	44,040
ESG Growth Portfolio	118,732	54,047	(3,736)	50,311
Catholic SRI Growth Portfolio	18,799	10,615	(506)	10,109
International Portfolio	456,464	263,322	(11,263)	252,059
Institutional International Portfolio	1,015,692	277,340	(83,938)	193,402
Emerging Markets Portfolio	622,008	295,922	(38,800)	257,122
Core Fixed Income Portfolio	65,009	3,247	(394)	2,853
Corporate Opportunities Portfolio	301,602	—	(61)	(61)
U.S. Government Fixed Income Portfolio	244,433	12,915	(1,997)	10,918
U.S. Corporate Fixed Income Portfolio	253,324	16,174	(1,090)	15,084
U.S. Mortgage/Asset Backed Fixed Income Portfolio	241,829	4,485	(611)	3,874
Short-Term Municipal Portfolio	152,175	1,916	(87)	1,829
Intermediate Municipal Portfolio	371,314	14,449	(751)	13,698
Intermediate Municipal II Portfolio	85,698	3,956	(1)	3,955

Amounts designated as “—” are $0 or have been rounded to $0.

The tax cost of investments includes the cost of securities, proceeds received from TBA sales commitments and any upfront premiums paid or received on derivatives, as applicable. The tax unrealized appreciation/depreciation amounts include securities, TBA sales commitments and derivatives that are not considered realized for tax purposes, as applicable.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, the difference between book and tax accretion methods for market discount, derivatives, and in-kind purchases by investors that, for tax purposes, created a controlling interest in a Portfolio.

B. Tax Characteristics of Distributions Paid

The tax characteristics of distributions paid during the fiscal year ended June 30, 2021 were as follows (amounts in thousands):

	Distributions Paid From:
Year Ended June 30, 2021	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Value Portfolio	$7,690	$—	$7,690	$—	$7,690
Growth Portfolio	7,897	42,952	50,849	—	50,849
Institutional U.S. Portfolio	68,946	93,578	162,524	—	162,524
Small Cap-Mid Cap Portfolio	216	82	298	—	298
ESG Growth Portfolio	2,021	1,665	3,686	—	3,686
Catholic SRI Growth Portfolio	786	—	786	—	786
International Portfolio	16,434	—	16,434	—	16,434
Institutional International Portfolio	24,462	—	24,462	—	24,462
Emerging Markets Portfolio	10,399	—	10,399	—	10,399
Core Fixed Income Portfolio	1,365	792	2,157	—	2,157
Corporate Opportunities Portfolio	394	—	394	—	394
U.S. Government Fixed Income Portfolio	7,087	7,412	14,499	—	14,499
U.S. Corporate Fixed Income Portfolio	9,924	7,963	17,887	—	17,887
U.S. Mortgage/Asset Backed Fixed Income Portfolio	4,715	—	4,715	—	4,715
Short-Term Municipal Portfolio	—	11	11	1,334	1,345
Intermediate Municipal Portfolio	1	289	290	6,522	6,812
Intermediate Municipal II Portfolio	2	114	116	1,521	1,637

Amounts designated as “—” are $0 or have been rounded to $0.

*	Total distributions paid may differ from what appears in the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

C. Components of Accumulated Earnings

As of June 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses		Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)*
Value Portfolio	$—	$—	$—	$—	$(10,465	)(a)	$377,590	$367,125
Growth Portfolio	8,131	53,298	61,429	—	(10,105	)(a)	624,596	675,920
Institutional U.S. Portfolio	214,586	256,653	471,239	—	(35,841	)(a)	908,359	1,343,757
Small Cap-Mid Cap Portfolio	—	4,750	4,750	—	—		44,040	48,790
ESG Growth Portfolio	1,602	3,196	4,798	—	—		50,319	55,117
Catholic SRI Growth Portfolio	67	10,033	10,100	—	—		10,110	20,210
International Portfolio	3,361	—	3,361	—	(80,774	)(a)	252,143	174,730
Institutional International Portfolio	42,111	40,270	82,381	—	—		193,581	275,962
Emerging Markets Portfolio	3,802	—	3,802	—	(68,292)		253,907	189,417
Core Fixed Income Portfolio	—	442	442	(1)	—		2,853	3,294
Corporate Opportunities Portfolio	18,091	5,471	23,562	—	—		(61)	23,501
U.S. Government Fixed Income Portfolio	—	1,227	1,227	(104)	—		10,918	12,041
U.S. Corporate Fixed Income Portfolio	1,165	8,613	9,778	(180)	—		15,084	24,682
U.S. Mortgage/Asset Backed Fixed Income Portfolio	193	—	193	(111)	(12,352)		3,874	(8,396)
Short-Term Municipal Portfolio	50	21	71	(7)	—		1,829	1,893
Intermediate Municipal Portfolio	77	—	77	(31)	—		13,698	13,744
Intermediate Municipal II Portfolio	170	730	900	(9)	—		3,955	4,846

Amounts designated as “—” are $0 or have been rounded to $0.

*

Total accumulated earnings/(deficit) may differ from the total distributable earnings amounts reported in the Statements of Assets and Liabilities due to certain temporary differences between book-basis and tax-basis.

(a)

Includes $5,502, $10,105, $20,946, and $144 of straddle losses which were deferred for the Value Portfolio, Growth Portfolio, Institutional U.S. Portfolio and International Portfolio, respectively (amounts in thousands).

D. Capital Loss Carryforwards

As of their tax year ended June 30, 2021, the following Portfolios had capital loss carryforwards (“CLCFs”) not subject to expiration as summarized below (amounts in thousands):

Portfolio	Short-Term Amount	Long-Term Amount	Total
Value Portfolio	$4,963	$—	$4,963
Institutional U.S. Portfolio	4,627	10,268	14,895	(a)
International Portfolio	80,629	—	80,629
Emerging Markets Portfolio	28,635	39,657	68,292
U.S. Mortgage/Asset Backed Fixed Income Portfolio	2,993	9,359	12,352

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	All or a portion are limited as a result of changes in ownership in connection with merger reorganizations. Unused limitations during a year accumulated for future use in offsetting net capital gains.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

E. Book-To-Tax Differences

Distributions are based on amounts calculated in accordance with applicable federal tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature (e.g., net operating losses, reclassification of bond discount and premium, equalization accounting, treatment of gains and losses relating to foreign currency transactions, distribution re-characterization, in-kind redemptions and differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

6. RISK CONSIDERATIONS.

Market Risk — Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural environmental, or man-made disasters; financial, political, or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions, and the market in general, in ways that cannot necessarily be foreseen. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.

Foreign Investment Risk — Investments in securities issued by non-U.S. companies and non-U.S. governments and their agencies may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. In addition, risks associated with foreign investments may be intensified in the case of investments in emerging-market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

Options Risk — Purchasing and writing put and call options are highly specialized activities and entail greater-than- ordinary investments risks. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option’s exercise price. If this occurs, the option could be exercised and the portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When a Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk — If the Index appreciates or depreciates sufficiently over the period to offset the new premium from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Floating Rate Investments Risk — Coupon rates on these investments are floating, not fixed, and are tied to a benchmark lending rate, such as the London Interbank Offered Rate or “LIBOR”. The risks associated with floating rate loans are similar to the risks of below investment grade securities. Adverse changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans. Further, bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2021 (Unaudited)

in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Portfolio or the financial instruments in which the Portfolio invests cannot yet be determined. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the phase out effective date.

Loan Participation Risk — Loan participations typically will result in a Portfolio having a contractual relationship only with the lender, not with the borrower. In connection with purchasing loan participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. A Portfolio may have difficultly disposing of loan participations as the market for such instruments is not highly liquid.

7. SIGNIFICANT SHAREHOLDERS.

Shareholders, including other funds, individuals, accounts, as well as the Portfolio’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s Shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

The following table includes the Portfolios which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities.

Portfolio	Number of shareholders with ownership of voting securities of the Portfolio greater than 10% and less than 25% of the total Portfolio’s outstanding voting securities	Number of shareholders with ownership of voting securities of the Portfolio greater than 25% of the total Portfolio’s outstanding voting securities
Institutional U.S. Portfolio	1	—
Small Cap-Mid Cap Portfolio	1	1
ESG Growth Portfolio	—	1
Catholic SRI Growth Portfolio	1	1
Institutional International Portfolio	1	—
Emerging Markets Portfolio	1	—
U.S. Government Fixed Income Portfolio	—	1
U.S. Corporate Fixed Income Portfolio	1	—
U.S. Mortgage/Asset Backed Fixed Income Portfolio	—	1

HC CAPITAL TRUST

Notes to Financial Statements (concluded) — December 31, 2021 (Unaudited)

8. CONCENTRATION OF INVESTMENTS.

As of December 31, 2021, the Corporate Opportunities Portfolio’s investment in the State Street Institutional Treasury Plus Money Market Fund represented greater than 25% of the Portfolio’s net assets. The financial statements of the State Street Institutional Treasury Plus Money Market Fund can be found by accessing the fund’s website at http://www.ssga.com.

9. SUBSEQUENT EVENTS.

Management has evaluated subsequent events through the date these financial statements were issued.

Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of December 31, 2021.

HC CAPITAL TRUST

Additional Information — December 31, 2021 (Unaudited)

1. SECURITY PROXY VOTING. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is contained in the Statement of Additional Information. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

2. SHAREHOLDER VOTES.

During the period ending December 31, 2021, no actions were taken by the shareholders of the Portfolios.

3. EXPENSE EXAMPLE. As a shareholder of the Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 through December 31, 2021.

Actual Expenses: The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The table below provides information about hypothetical account values and hypothetical expenses based on each of the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Portfolio			Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period[1]	Annualized Expense Ratio
Value Portfolio	HC Strategic Shares	Actual	$1,000.00	$ 1,093.50	$1.21	0.23%
		Hypothetical[2]	$1,000.00	$ 1,024.05	$1.17	0.23%

Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$ 1,107.60	$1.43	0.27%
		Hypothetical[2]	$1,000.00	$ 1,023.84	$1.38	0.27%

Institutional U.S. Portfolio	HC Strategic Shares	Actual	$1,000.00	$ 1,095.00	$1.53	0.29%
		Hypothetical[2]	$1,000.00	$ 1,023.74	$1.48	0.29%

Small Cap-Mid Cap Portfolio	HC Strategic Shares	Actual	$1,000.00	$ 1,005.80	$2.43	0.48%
		Hypothetical[2]	$1,000.00	$ 1,022.79	$2.45	0.48%

ESG Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$ 1,079.10	$1.99	0.38%
		Hypothetical[2]	$1,000.00	$ 1,023.29	$1.94	0.38%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2021 (Unaudited)

Portfolio			Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period[1]	Annualized Expense Ratio
Catholic SRI Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$ 1,078.60	$1.62	0.31%
		Hypothetical[2]	$1,000.00	$ 1,023.64	$1.58	0.31%

International Portfolio	HC Strategic Shares	Actual	$1,000.00	$ 1,028.50	$1.28	0.25%
		Hypothetical[2]	$1,000.00	$ 1,023.95	$1.28	0.25%

Institutional International Portfolio	HC Strategic Shares	Actual	$1,000.00	$ 1,024.20	$1.38	0.27%
		Hypothetical[2]	$1,000.00	$ 1,023.84	$1.38	0.27%

Emerging Markets Portfolio	HC Strategic Shares	Actual	$1,000.00	$ 918.60	$2.27	0.47%
		Hypothetical[2]	$1,000.00	$ 1,022.84	$2.40	0.47%

Core Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$ 997.00	$1.71	0.34%
		Hypothetical[2]	$1,000.00	$ 1,023.49	$1.73	0.34%

Corporate Opportunities Portfolio	HC Strategic Shares	Actual	$1,000.00	$ 1,035.40	$1.08	0.21%
		Hypothetical[2]	$1,000.00	$ 1,024.15	$1.07	0.21%

U.S. Government Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$ 999.40	$1.06	0.21%
		Hypothetical[2]	$1,000.00	$ 1,024.15	$1.07	0.21%

U.S. Corporate Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$ 1,000.40	$1.11	0.22%
		Hypothetical[2]	$1,000.00	$ 1,024.10	$1.12	0.22%

U.S. Mortgage/Asset Backed Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$ 994.60	$1.16	0.23%
		Hypothetical[2]	$1,000.00	$ 1,024.05	$1.17	0.23%

Short-Term Municipal Portfolio	HC Strategic Shares	Actual	$1,000.00	$ 998.50	$1.41	0.28%
		Hypothetical[2]	$1,000.00	$ 1,023.79	$1.43	0.28%

Intermediate Municipal Portfolio	HC Strategic Shares	Actual	$1,000.00	$ 1,000.60	$1.56	0.31%
		Hypothetical[2]	$1,000.00	$ 1,023.64	$1.58	0.31%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2021 (Unaudited)

Portfolio			Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period[1]	Annualized Expense Ratio
Intermediate Municipal II Portfolio	HC Strategic Shares	Actual	$1,000.00	$ 1,003.10	$1.82	0.36%
		Hypothetical[2]	$1,000.00	$ 1,023.39	$1.84	0.36%

1	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by 184/365 (to reflect the one half year period).
2	Represents the hypothetical 5% annual return before expenses.

4. ACCESS TO QUARTERLY HOLDINGS

A complete schedule of each Portfolio’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the SEC on Form N-PORT and is available on the SEC’s website at http://www.sec.gov.

5. ADDITIONAL PORTFOLIO HOLDINGS INFORMATION

The following tables reflect the percentage of the net assets of each Portfolio attributable to the indicated industry sector, type of investments, as appropriate for the indicated Portfolio.

Value Portfolio

Investment Allocation	Percentage of Net Assets
Information Technology	28.3%
Health Care	12.9%
Consumer Discretionary	12.6%
Financials	10.7%
Communication Services	10.0%
Industrials	8.9%
Consumer Staples	5.5%
Real Estate	3.1%
Utilities	2.5%
Energy	2.5%
Materials	2.4%
Investment Company	0.2%
Purchased Options	0.0%
Total Investment Securities	99.6%
Other Financial Instruments
Futures	0.0%
Written Options	-0.0%
Total Investments	99.6%

Growth Portfolio

Investment Allocation	Percentage of Net Assets
Information Technology	33.7%
Consumer Discretionary	16.1%
Health Care	10.9%
Communication Services	9.4%
Financials	8.4%
Industrials	5.9%
Consumer Staples	5.4%
Real Estate	2.3%
Utilities	1.9%
Materials	1.8%
Energy	1.8%
Investment Companies	1.5%
Purchased Options	0.0%
Total Investment Securities	99.1%
Other Financial Instruments
Futures	0.1%
Written Options	-0.0%
Total Investments	99.2%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2021 (Unaudited)

Institutional U.S. Portfolio

Investment Allocation	Percentage of Net Assets
Information Technology	26.9%
Health Care	11.9%
Consumer Discretionary	10.7%
Communication Services	8.6%
Investment Companies	8.1%
Financials	7.7%
Industrials	7.1%
Real Estate	5.8%
Consumer Staples	5.1%
Utilities	2.3%
Materials	2.3%
Energy	1.4%
Exchange-Traded Fund	0.4%
Purchased Options	0.1%
Contingent Right	0.0%
Total Investment Securities	98.4%
Other Financial Instruments
Futures	0.2%
Written Options	-0.1%
Total Investments	98.5%

Small Cap–Mid Cap Portfolio

Investment Allocation	Percentage of Net Assets
Industrials	17.2%
Information Technology	16.5%
Health Care	14.9%
Financials	13.8%
Consumer Discretionary	11.1%
Investment Companies	7.5%
Materials	5.9%
Real Estate	4.7%
Energy	2.7%
Communication Services	1.9%
Consumer Staples	1.7%
Utilities	1.1%
Contingent Rights	0.1%
Total Investment Securities	99.1%
Other Financial Instruments
Futures	0.3%
Total Investments	99.4%

ESG Growth Portfolio

Investment Allocation	Percentage of Net Assets
Information Technology	22.9%
Financials	15.5%
Health Care	13.5%
Consumer Discretionary	12.7%
Industrials	9.1%
Communication Services	7.3%
Consumer Staples	6.7%
Materials	4.3%
Energy	3.1%
Utilities	1.8%
Investment Company	1.4%
Real Estate	1.2%
Total Investment Securities	99.5%
Other Financial Instruments
Futures	0.0%
Total Investments	99.5%

Catholic SRI Growth Portfolio

Investment Allocation	Percentage of Net Assets
Information Technology	28.3%
Financials	15.3%
Consumer Discretionary	13.2%
Industrials	9.8%
Communication Services	9.4%
Consumer Staples	6.3%
Health Care	4.8%
Materials	4.1%
Energy	3.9%
Utilities	2.7%
Real Estate	2.1%
Investment Companies	0.1%
Total Investment Securities	100.0%
Total Investments	100.0%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2021 (Unaudited)

International Portfolio

Investment Allocation	Percentage of Net Assets
Financials	18.9%
Industrials	15.3%
Consumer Discretionary	11.9%
Health Care	11.2%
Information Technology	9.8%
Consumer Staples	9.4%
Materials	7.7%
Communication Services	4.5%
Energy	4.0%
Utilities	2.7%
Real Estate	1.8%
Investment Company	0.9%
Purchased Options	0.0%
Total Investment Securities	98.1%
Other Financial Instruments
Futures	0.0%
Written Options	-0.0%
Total Investments	98.1%

Institutional International Portfolio

Investment Allocation	Percentage of Net Assets
Investment Companies	18.3%
Financials	14.9%
Industrials	12.5%
Health Care	10.7%
Consumer Discretionary	10.5%
Information Technology	8.2%
Consumer Staples	8.1%
Materials	5.4%
Communication Services	3.3%
Energy	2.8%
Utilities	2.2%
Real Estate	1.1%
Purchased Options	0.1%
Right	0.0%
Warrant	0.0%
Total Investment Securities	98.1%
Other Financial Instruments
Futures	0.1%
Written Options	-0.1%
Total Investments	98.1%

Emerging Markets Portfolio

Investment Allocation	Percentage of Net Assets
Information Technology	19.9%
Financials	17.9%
Consumer Discretionary	10.3%
Communication Services	9.8%
Materials	6.7%
Investment Companies	6.0%
Consumer Staples	6.0%
Industrials	4.4%
Energy	3.8%
Health Care	3.2%
Utilities	1.8%
Real Estate	1.4%
Right	0.0%
Purchased Options	0.0%
Total Investment Securities	91.2%
Other Financial Instruments
Total Return Swaps	0.0%
Futures	-0.0%
Written Options	-0.0%
Total Investments	91.2%

Core Fixed Income Portfolio

Investment Allocation	Percentage of Net Assets
U.S. Treasury Obligations	30.9%
U.S. Government Agency Mortgages	21.7%
Financials	13.3%
Communication Services	6.0%
Energy	4.9%
Investment Companies	4.2%
Health Care	4.0%
Utilities	3.8%
Industrials	3.2%
Information Technology	2.6%
Materials	2.2%
Consumer Staples	2.1%
Collateralized Mortgage Obligations	1.7%
Consumer Discretionary	1.3%
U.S. Government Agency Securities	1.1%
Real Estate	0.9%
Asset Backed Securities	0.1%
Total Investment Securities	104.0%
Other Financial Instruments
TBA Sale Commitments	-0.1%
Total Investments	103.9%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2021 (Unaudited)

Corporate Opportunities Portfolio

Investment Allocation	Percentage of Net Assets
Investment Companies	90.6%
Loan Participations and Assignments	7.3%
Common Stock	0.0%
Total Investment Securities	97.9%
Other Financial Instruments
Futures	1.0%
Total Investments	98.9%

U.S. Government Fixed Income Portfolio

Investment Allocation	Percentage of Net Assets
U.S. Treasury Obligations	96.5%
U.S. Government Agency Securities	3.1%
Yankee Dollar	0.0%
Total Investment Securities	99.6%
Total Investments	99.6%

U.S. Corporate Fixed Income Portfolio

Investment Allocation	Percentage of Net Assets
Financials	22.7%
Investment Companies	14.1%
Communication Services	11.2%
Energy	9.5%
Utilities	7.4%
Health Care	7.1%
Industrials	5.5%
Loan Participations and Assignments	5.0%
Information Technology	4.5%
Materials	4.3%
Consumer Staples	3.8%
Consumer Discretionary	2.4%
Real Estate	1.8%
Total Investment Securities	99.3%
Total Investments	99.3%

U.S. Mortgage/Asset Backed Fixed Income Portfolio

Investment Allocation	Percentage of Net Assets
U.S. Government Agency Mortgages	80.0%
Investment Company	26.9%
Collateralized Mortgage Obligations	6.2%
Asset Backed Securities	0.5%
Total Investment Securities	113.6%
Other Financial Instruments
TBA Sale Commitments	-0.3%
Total Investments	113.3%

Short-Term Municipal Portfolio

Investment Allocation	Percentage of Net Assets
General Obligation	59.1%
Revenue Bonds	29.4%
Financials	9.8%
Investment Company	0.6%
Total Investment Securities	98.9%
Total Investments	98.9%

Intermediate Municipal Portfolio

Investment Allocation	Percentage of Net Assets
Revenue Bonds	58.8%
General Obligation	17.2%
General	6.8%
Facilities	2.3%
Medical	1.9%
Financials	1.8%
Water	1.7%
Education	1.4%
Student Loan	1.2%
Airport	1.1%
Tobacco Settlement	1.1%
Transportation	1.0%
School District	0.9%
Higher Education	0.8%
Power	0.5%
Utilities	0.4%
Investment Company	0.0%
Total Investment Securities	98.9%
Total Investments	98.9%

HC CAPITAL TRUST

Additional Information (concluded) — December 31, 2021 (Unaudited)

Intermediate Municipal II Portfolio

Investment Allocation	Percentage of Net Assets
General Obligation	37.1%
Investment Companies	27.4%
Revenue Bonds	18.3%
School District	4.3%
General	3.2%
Medical	3.0%
Utilities	2.4%
Water	1.8%
Higher Education	0.9%
Financials	0.8%
Total Investment Securities	99.2%
Total Investments	99.2%

6. BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS

The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co. LLC (“Hirtle Callaghan”). The Adviser provides overall investment management services with respect to HC Capital Trust (the “Trust”) and each of its separate portfolios (“Portfolios”) pursuant to the terms of two separate agreements with the Trust (the “HC Contracts”). The Adviser is authorized under the HC Contracts to purchase and sell portfolio securities for the Portfolios. Day-to-day portfolio management services, however, are generally provided to the respective Portfolios by one or more investment advisory organizations (each a “Specialist Manager”) pursuant to the terms of separate investment advisory agreements (each a “Portfolio Management Agreement”). The Trust offers seventeen Portfolios, sixteen of which are managed by two or more Specialist Managers. One Portfolio, The Inflation Protected Securities Portfolio, was liquidated during the period. Each Specialist Manager is responsible for providing day-to-day portfolio management services for that portion of a Portfolio’s assets allocated to it by, and under the supervision of, the Adviser.

During the six month period ended December 31, 2021, the Trust’s Board of Trustees (the “Board”) approved the continuation of certain Portfolio Management Agreements, as set forth below.

In considering the information and materials described herein, the Trustees of the Trust who are not “interested persons” of the Trust or the Adviser within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”) were represented by, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Specifically, the Independent Trustees and their independent legal counsel conferred in executive sessions both with and without representatives of management prior to each quarterly Board meeting held during the six month period covered by this report. In view of the broad scope and variety of factors and information, the Board did not find it practicable to, and did not assign relative weights to the specific factors considered in reaching its conclusions to approve the various Portfolio Management Agreements and amendments. Rather, the conclusions were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken in their entirety.

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2021 (Unaudited)

Continuation of Portfolio Management Agreements. The Portfolio Management Agreements approved for continuance during the period (the “Continuing Agreements”) are identified below, together with the Specialist Manager subject to review during the period.

Specialist Manager	Portfolios
Echo Street Capital Management, LLC (“Echo Street”)	The Value Equity Portfolio The Growth Equity Portfolio The Institutional U.S. Equity Portfolio
Frontier Capital Management Company, LLC (“Frontier”)	The Value Equity Portfolio The Small Capitalization-Mid Capitalization Equity Portfolio The Institutional U.S. Equity Portfolio
RBC Global Asset Management (UK) Limited (“RBC”)	The ESG Growth Portfolio The Emerging Markets Portfolio
Wellington Management Company, LLP (“Wellington”)	The Institutional U.S. Equity Portfolio
XY Investments (HK) Limited (“XY Investments”)	The Emerging Markets Portfolio

In its deliberations with respect to the Continuing Agreements, the Board recognized that, under each such agreement, a Specialist Manager is responsible only for day-to-day investment decisions with respect to that portion of a Portfolio’s assets allocated to it. The Board further recognized that the Specialist Managers do not participate in the administration of any of the Portfolios or in the distribution of shares of any of the Portfolios and thus receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios for investment management services.

In approving the Continuing Agreements, the Board concluded that continuation of the Continuing Agreements was in the best interests of the respective Portfolios and consistent with the expectations of shareholders of those Portfolios. While the Board did not identify any particular factor as controlling, the Board gave substantial weight to the fact that the Trust is designed primarily to serve as a vehicle through which the Adviser implements asset allocation strategies on behalf of Hirtle Callaghan’s clients; and that shares of the respective Portfolios are generally available only to such clients. With respect to the nature, extent and quality of the services provided by the Specialist Managers, the Board was informed with respect to the specific investment process employed by the Specialist Managers in managing the assets of each Portfolio allocated to them and the qualifications of each Specialist Manager’s investment management personnel. The Board was also informed with respect to each Specialist Manager’s infrastructure and whether it appears to adequately support the strategies being implemented for the various Portfolios. The Board was further informed about the impact of the ongoing pandemic on the Specialist Managers and the implementation of their business continuity plans. The Board concluded that the nature, extent and quality of the portfolio management services provided by each of the Specialist Managers were satisfactory in light of the specific strategies employed on behalf of the respective Portfolios and, thus, supported a decision to approve the continuation of each of the Continuing Agreements.

The Board also considered representations made by the Adviser that the performance achieved by the Specialist Managers was consistent with the Adviser’s expectations in the context of the overall objectives, and multi-manager strategies, of the Portfolios. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of peer funds managed by other investment advisory organizations.

With respect to Echo Street, the Board was informed that Echo Street’s investment process seeks to pay reasonable prices for securities of companies that are growing faster than the broader market. The Board was informed that, as of the date of the Meeting, Echo Street was only actively managing assets for the Institutional U.S. Equity Portfolio, and that in its one year of managing such assets, the returns of Echo Street’s portion of that Portfolio outperformed the returns of both the peer group median of similarly managed accounts provided by Echo Street and the Portfolio’s benchmark.

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2021 (Unaudited)

With respect to Frontier, the Board was informed that the firm employs proprietary fundamental and quantitative methods in seeking to invest in small and mid-cap companies that have above-average earnings growth. The Board noted that, as of the date of the Meeting, Frontier was only actively managing assets of The Small Capitalization-Mid Capitalization Equity Portfolio. The Board also noted that the Frontier-managed portion of assets had underperformed its benchmark index and outperformed the peer group median of a composite of similarly managed accounts provided by Frontier for the one-year period, while outperforming both measures for the three and five-year periods.

With respect to RBC, the firm reported that for the three-year period ended September 30, 2021, its portion of The Emerging Markets Portfolio had outperformed the median return of an identified group of peer funds, while underperforming such peer funds for the one-year period. RBC’s portion of The Emerging Markets Portfolio also underperformed the appropriate comparative broad-based market index for both the one- and three-year periods. The Board also reviewed information with respect to the performance of other accounts managed by RBC using the same strategies as those employed in The Emerging Markets Portfolio, noting that such accounts underperformed the index and peer group median for the five-year period. The Board noted that RBC had been managing assets of The ESG Growth Portfolio for just over one year, but that its portion of that Portfolio had outperformed both its benchmark index and the median return of an identified group of peer funds for the year ended September 30, 2021. The Board also reviewed information on the performance of other accounts managed by RBC using the same strategies employed in The ESG Growth Portfolio that have longer track records, noting that such accounts outperformed both the benchmark index and the median return of an identified group of peer funds for the five-year period ended September 30, 2021.

With respect to Wellington, the Board was informed that the portion of The Institutional U.S. Equity Portfolio managed by Wellington underperformed the appropriate benchmark index for the one year ended September 30, 2021, but outperformed that index for the three- and five-year periods. The firm also outperformed the average performance of an appropriate peer group of funds for each of the one-, three- and five-year periods.

With respect to XY Investments, the Board was informed that the firm invests in swaps that provide the returns of China A Shares using a fundamentally-driven quantitative investment approach. The Board noted that, during its first one-year period managing assets of The Emerging Markets Portfolio, the firm’s sleeve outperformed the Portfolio’s benchmark index as well as select peer funds identified by XY Investments as being similarly managed.

When reviewing the performance information, the Board did not specifically rely on such information but based its conclusions on the facts and circumstances related to the Portfolios.

In concluding that continuation of the Continuing Agreements was appropriate, the Board did not rely upon any single factor but gave considerable weight to the Adviser’s recommendations and its assessment of each Specialist Manager’s overall compliance profile and the success and future ability of the Specialist Manager to pursue the Portfolio’s objectives within the desired asset classes. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory and that continuation of the contracts was in the best interest of shareholders of the Portfolios.

The Board also concluded that the fee rates at which each of the Specialist Managers is compensated under the Continuing Agreements is reasonable. In reaching this conclusion, the Board had before it information about the impact of break-points, financial information about the Specialist Managers relating to factors such as profitability, comparable fees charged to other institutional clients and/or to peer funds for similar services and costs incurred by the Specialist Managers in providing services to the respective Portfolios. The Board was also informed with respect to advisory fees paid by other, unaffiliated, funds with similar objectives and strategies. In considering this information, the Board gave substantial weight to information demonstrating that the rate at which these Specialist Managers are compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser, including in several cases, negotiated fee waivers/reductions and scheduled breakpoints designed to recognize economies of scale where appropriate.

With respect to Echo Street, the Board was informed that the firm received an annual fee of no more than 0.85%, with a breakpoint schedule providing for lower fees at greater asset levels down to 0.55% for assets over $200 million, and that this fee schedule was resulting in an annual fee that was lower than the comparable industry average fees.

With respect to Frontier, the Board was informed that the firm received an annual fee of 0.45% for the first $90 million in assets and 0.75% for assets exceeding that amount. It was noted that the fee paid by The Small-Capitalization-Mid Capitalization Portfolio for the prior year was substantially lower than the comparable industry average fees.

HC CAPITAL TRUST

Additional Information (concluded) — December 31, 2021 (Unaudited)

With respect to RBC, the Board noted that the fees for both Portfolios included breakpoints intended to recognize economies of scale achieved as the level of assets in the respective accounts increases. For RBC in The ESG Growth Portfolio, the Board was informed that the effective fee paid to RBC for the period was 0.55%, while the average advisory fee for peer funds was 0.64%. For RBC in The Emerging Markets Portfolio, the Board was informed that the effective fee paid to RBC for the period was 0.75%, while the average advisory fee for peer funds was 0.90%.

With respect to Wellington, the Board also noted that the fee included breakpoints intended to recognize economies of scale. The Board was informed that Wellington received an effective fee for the period of 0.72%, while the average advisory fee for peer funds was 0.57%, but the Board was also informed that Wellington was managing a portfolio of real estate related securities within the broader U.S. equity scope of the overall portfolio.

With respect to XY Investments, the Board was informed that the Firm received an annual fee of 1.00%, with the possibility of that fee lowering as the Firm’s total assets under management increased. It was noted that this fee was slightly higher than the comparable industry average fees.

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HC CAPITAL TRUST

Trustees

GEOFFREY A. TRZEPACZ*

JOHN M. DYER

JARRETT B. KLING

R. RICHARD WILLIAMS

RICHARD W. WORTHAM III

* ‘Interested Person’ as that term is defined in the Investment Company Act of 1940.

Investment Adviser HC Capital Solutions Five Tower Bridge 300 Barr Harbor Drive, 5th Floor West Conshohocken, PA 19428	Counsel Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018
Administrator Citi Fund Services Ohio, Inc. 4400 Easton Commons, Suite 200 Columbus, OH 43219	Independent Registered Public Accounting Firm Grant Thornton LLP Two Commerce Square 2001 Market Street, Suite 700 Philadelphia, PA 19103
Distributor Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	Custodian State Street Bank and Trust Company State Street Financial Center 1 Lincoln Street Boston, MA 02111-2900

This report is for the information of the shareholders of HC Capital Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

2/22

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not Applicable

Item 5. Audit Committee of Listed Registrants.

Not Applicable

Item 6. Schedule of Investments.

(a) Not Applicable

(b) Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HC Capital Trust

By (Signature and Title)	/s/ Geoffrey Trzepacz
Geoffrey Trzepacz, Principal Executive Officer

Date:	March 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Colette Bergman
Colette Bergman, Principal Financial Officer

Date:	March 4, 2022

By (Signature and Title)	/s/ Geoffrey Trzepacz
Geoffrey Trzepacz, Principal Executive Officer

Date:	March 4, 2022